UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2017 are attached.

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 42.0%
Aerospace & Defense - 0.8%
Airbus SE	2,514	$ 238,922
Arconic, Inc.	4,133	102,829
BAE Systems PLC	10,735	90,841
Boeing Co.	2,400	610,104
Bombardier, Inc., Class B (A)	5,300	9,600
Elbit Systems, Ltd.	100	14,702
General Dynamics Corp.	1,300	267,254
Leonardo SpA	2,100	39,339
Lockheed Martin Corp.	1,200	372,348
Northrop Grumman Corp.	1,000	287,720
Raytheon Co.	1,400	261,212
Rockwell Collins, Inc.	700	91,497
Safran SA	1,448	147,933
Singapore Technologies Engineering, Ltd.	4,000	10,144
Textron, Inc.	400	21,552
Thales SA	100	11,320
United Technologies Corp.	3,700	429,496
Zodiac Aerospace	500	14,458

		3,021,271

Air Freight & Logistics - 0.2%
Bollore SA	8,800	43,985
CH Robinson Worldwide, Inc. (B)	600	45,660
Deutsche Post AG	3,560	158,478
Expeditors International of Washington, Inc.	900	53,874
FedEx Corp.	1,300	293,254
United Parcel Service, Inc., Class B	2,600	312,234
Yamato Holdings Co., Ltd. (B)	1,600	32,298

		939,783

Airlines - 0.2%
American Airlines Group, Inc.	1,600	75,984
Delta Air Lines, Inc.	3,400	163,948
easyJet PLC	2,300	37,508
International Consolidated Airlines Group SA	4,800	38,237
Japan Airlines Co., Ltd.	1,000	33,841
Ryanair Holdings PLC, ADR (A)	70	7,380
Singapore Airlines, Ltd.	2,000	14,803
Southwest Airlines Co.	3,437	192,403
United Continental Holdings, Inc. (A)	2,000	121,760

		685,864

Auto Components - 0.3%
Aisin Seiki Co., Ltd.	900	47,430
Autoliv, Inc. (B)	300	37,080
BorgWarner, Inc.	1,000	51,230
Bridgestone Corp.	2,800	127,054
Cie Generale des Etablissements Michelin, Class B	701	102,321
Continental AG	385	97,718
Delphi Automotive PLC	1,700	167,280
Denso Corp.	2,100	106,246
Koito Manufacturing Co., Ltd.	300	18,823
Magna International, Inc., Class A	2,200	117,410
NGK Spark Plug Co., Ltd.	1,000	21,284
Nokian Renkaat OYJ	350	15,566
Sumitomo Electric Industries, Ltd.	2,700	44,102
Sumitomo Rubber Industries, Ltd.	900	16,492

	Shares	Value
COMMON STOCKS (continued)
Auto Components (continued)
Toyoda Gosei Co., Ltd.	800	$ 18,904
Toyota Industries Corp.	500	28,749
Valeo SA	1,200	89,040

		1,106,729

Automobiles - 0.7%
Bayerische Motoren Werke AG	1,182	119,905
Daimler AG	4,103	327,185
Ferrari NV	292	32,268
Fiat Chrysler Automobiles NV (A)	6,026	107,971
Ford Motor Co.	12,800	153,216
General Motors Co.	5,963	240,786
Harley-Davidson, Inc.	700	33,747
Honda Motor Co., Ltd.	7,500	222,084
Isuzu Motors, Ltd.	2,500	33,126
Mazda Motor Corp.	2,200	33,726
Mitsubishi Motors Corp.	3,400	26,892
Nissan Motor Co., Ltd. (B)	10,500	103,997
Renault SA	805	79,073
Subaru Corp.	3,000	108,242
Suzuki Motor Corp.	1,300	68,186
Tesla, Inc. (A)	558	190,334
Toyota Motor Corp.	10,800	644,017
Yamaha Motor Co., Ltd.	1,000	29,949

		2,554,704

Banks - 4.2%
Aozora Bank, Ltd.	500	19,018
Australia & New Zealand Banking Group, Ltd.	12,841	298,145
Banco Bilbao Vizcaya Argentaria SA	27,863	248,994
Banco de Sabadell SA	33,772	70,490
Banco Espirito Santo SA (A) (C) (D) (E)	8,203	0	(F)
Banco Santander SA, Class A	69,665	486,365
Bank Hapoalim BM	1,671	11,693
Bank Leumi Le-Israel BM	6,697	35,591
Bank of America Corp.	45,600	1,155,504
Bank of Ireland Group PLC (A)	4,660	38,168
Bank of Montreal	2,699	204,261
Bank of Nova Scotia	5,200	334,234
Bankia SA	12,024	57,982
Barclays PLC	64,908	168,169
BB&T Corp.	3,400	159,596
BNP Paribas SA	5,745	463,419
BOC Hong Kong Holdings, Ltd.	17,500	85,018
Canadian Imperial Bank of Commerce, Class B	1,800	157,488
Chugoku Bank, Ltd.	1,500	20,556
CIT Group, Inc.	1,000	49,050
Citigroup, Inc.	12,911	939,146
Citizens Financial Group, Inc.	2,600	98,462
Commonwealth Bank of Australia	7,140	421,446
Concordia Financial Group, Ltd.	6,900	34,100
Credit Agricole SA	4,350	79,073
Danske Bank A/S, Class R	3,242	129,654
DBS Group Holdings, Ltd.	7,000	107,442
DNB ASA	4,574	92,175
Erste Group Bank AG (A)	1,234	53,300
Fifth Third Bancorp	8,200	229,436
Fukuoka Financial Group, Inc., Class A	3,000	13,864
Hang Seng Bank, Ltd.	2,800	68,247
HSBC Holdings PLC	89,383	882,848
ING Groep NV	16,960	312,703
Intesa Sanpaolo SpA	58,880	208,214
Japan Post Bank Co., Ltd.	1,300	16,059
JPMorgan Chase & Co.	16,100	1,537,711

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
KBC Group NV	1,053	$ 89,234
KeyCorp	4,700	88,454
Lloyds Banking Group PLC	335,233	304,251
M&T Bank Corp.	1,000	161,040
Mebuki Financial Group, Inc. (B)	3,500	13,530
Mediobanca SpA	1,088	11,676
Mitsubishi UFJ Financial Group, Inc.	49,700	322,735
Mizrahi Tefahot Bank, Ltd.	1,100	19,728
Mizuho Financial Group, Inc.	105,000	183,919
National Australia Bank, Ltd., Class N (B)	11,557	285,557
National Bank of Canada	1,400	67,377
Natixis SA, Class A	1,861	14,891
Nordea Bank AB	13,099	177,550
Oversea-Chinese Banking Corp., Ltd.	14,000	115,183
PNC Financial Services Group, Inc.	1,900	256,063
Raiffeisen Bank International AG (A)	832	27,883
Regions Financial Corp.	5,500	83,765
Resona Holdings, Inc. (B)	8,000	41,093
Royal Bank of Canada	6,600	510,650
Royal Bank of Scotland Group PLC (A)	25,443	91,473
Seven Bank, Ltd. (B)	5,320	19,195
Shinsei Bank, Ltd., Class A	1,000	16,005
Shizuoka Bank, Ltd.	2,000	17,987
Skandinaviska Enskilda Banken AB, Class A	5,953	78,424
Societe Generale SA	3,782	221,419
Standard Chartered PLC (A)	14,639	145,474
Sumitomo Mitsui Financial Group, Inc.	6,200	238,027
Sumitomo Mitsui Trust Holdings, Inc.	1,400	50,526
Svenska Handelsbanken AB, A Shares	6,612	99,770
Swedbank AB, Class A	3,890	107,555
Toronto-Dominion Bank	8,400	472,931
UniCredit SpA (A)	8,830	188,060
United Overseas Bank, Ltd.	6,000	103,948
US Bancorp	6,900	369,771
Wells Fargo & Co.	21,400	1,180,210
Westpac Banking Corp.	14,817	370,989

		15,833,964

Beverages - 0.9%
Anheuser-Busch InBev SA	3,175	380,132
Asahi Group Holdings, Ltd.	1,400	56,684
Brown-Forman Corp., Class B	1,200	65,160
Carlsberg A/S, Class B	449	49,134
Coca-Cola Co.	18,900	850,689
Coca-Cola European Partners PLC	2,500	104,820
Constellation Brands, Inc., Class A	600	119,670
Diageo PLC	10,637	349,640
Dr Pepper Snapple Group, Inc.	1,200	106,164
Heineken Holding NV, Class A	788	74,041
Kirin Holdings Co., Ltd.	4,100	96,484
Molson Coors Brewing Co., Class B	900	73,476
PepsiCo, Inc.	6,600	735,438
Pernod Ricard SA	983	135,990
Treasury Wine Estates, Ltd.	3,252	34,921

		3,232,443

Biotechnology - 1.0%
AbbVie, Inc.	6,700	595,362
Alexion Pharmaceuticals, Inc. (A)	808	113,355
Alkermes PLC (A)	643	32,690
Amgen, Inc.	3,333	621,438
Biogen, Inc. (A)	1,000	313,120
BioMarin Pharmaceutical, Inc. (A)	1,100	102,377
Celgene Corp. (A)	3,800	554,116
CSL, Ltd.	1,863	195,761

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Genmab A/S (A)	200	$ 44,153
Gilead Sciences, Inc.	6,500	526,630
Grifols SA	1,788	52,091
Incyte Corp. (A)	1,300	151,762
Regeneron Pharmaceuticals, Inc., Class A (A)	400	178,848
Shire PLC	3,691	187,352
Vertex Pharmaceuticals, Inc. (A)	1,100	167,244

		3,836,299

Building Products - 0.2%
Asahi Glass Co., Ltd.	880	32,650
Assa Abloy AB, B Shares	4,407	100,640
Cie de Saint-Gobain	1,980	117,991
Daikin Industries, Ltd.	1,000	101,266
Geberit AG	200	94,615
Johnson Controls International PLC	4,300	173,247
LIXIL Group Corp.	1,400	37,151

		657,560

Capital Markets - 1.2%
Ameriprise Financial, Inc.	1,000	148,510
ASX, Ltd.	1,449	59,592
Bank of New York Mellon Corp.	5,000	265,100
BlackRock, Inc.	500	223,545
Brookfield Asset Management, Inc., Class A	3,800	156,903
Charles Schwab Corp.	5,000	218,700
CI Financial Corp.	2,400	52,491
CME Group, Inc.	1,670	226,586
Credit Suisse Group AG (A)	12,128	191,999
Daiwa Securities Group, Inc. (B)	7,000	39,645
Deutsche Bank AG	8,226	142,238
Deutsche Boerse AG	586	63,518
Franklin Resources, Inc.	3,400	151,334
Goldman Sachs Group, Inc.	1,700	403,223
Hong Kong Exchanges & Clearing, Ltd.	5,200	139,792
Intercontinental Exchange, Inc.	3,200	219,840
Invesco, Ltd.	1,500	52,560
Japan Exchange Group, Inc.	2,400	42,465
London Stock Exchange Group PLC	1,500	76,983
Macquarie Group, Ltd.	1,200	85,581
Moody’s Corp.	1,000	139,210
Morgan Stanley	6,300	303,471
Nomura Holdings, Inc.	15,400	86,221
S&P Global, Inc.	1,100	171,941
Schroders PLC, Series R	1,300	58,444
Singapore Exchange, Ltd.	2,000	10,896
State Street Corp.	1,900	181,526
T. Rowe Price Group, Inc.	1,500	135,975
TD Ameritrade Holding Corp.	2,000	97,600
Thomson Reuters Corp., Class B	1,600	73,412
UBS Group AG (A)	16,124	275,574

		4,494,875

Chemicals - 1.2%
Agrium, Inc.	400	42,868
Air Liquide SA	1,595	212,737
Air Products & Chemicals, Inc.	1,600	241,952
Air Water, Inc.	2,000	36,898
Akzo Nobel NV	1,323	122,153
Asahi Kasei Corp.	5,000	61,542
BASF SE, Class R	3,931	418,330
Celanese Corp., Series A	800	83,416
Chr Hansen Holding A/S	100	8,577

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
DowDuPont, Inc.	10,058	$ 696,315
Eastman Chemical Co.	600	54,294
EMS-Chemie Holding AG	200	133,010
Evonik Industries AG	100	3,572
FMC Corp., Class A	600	53,586
Frutarom Industries, Ltd.	200	15,384
Hitachi Chemical Co., Ltd.	700	19,191
Incitec Pivot, Ltd.	7,463	21,074
Israel Chemicals, Ltd.	3,656	16,277
Johnson Matthey PLC	33	1,512
JSR Corp.	600	11,400
K+S AG	602	16,400
Kansai Paint Co., Ltd. (B)	1,300	32,718
Koninklijke DSM NV	1,052	86,115
LANXESS AG	1,000	78,904
Linde AG	812	169,340
LyondellBasell Industries NV, Class A	2,726	270,010
Mitsubishi Chemical Holdings Corp.	6,000	57,161
Mitsubishi Gas Chemical Co., Inc.	1,000	23,435
Mitsui Chemicals, Inc.	800	24,315
Monsanto Co.	1,900	227,658
Mosaic Co.	2,000	43,180
Nissan Chemical Industries, Ltd.	1,000	35,192
Nitto Denko Corp.	700	58,364
Novozymes A/S, Class B	1,430	73,382
Orica, Ltd.	841	13,042
Potash Corp. of Saskatchewan, Inc. (B)	3,700	71,227
PPG Industries, Inc.	800	86,928
Praxair, Inc.	1,100	153,714
Sherwin-Williams Co.	600	214,824
Shin-Etsu Chemical Co., Ltd.	1,700	151,984
Solvay SA, Class A	297	44,370
Sumitomo Chemical Co., Ltd.	5,000	31,238
Taiyo Nippon Sanso Corp. (B)	3,000	35,512
Teijin, Ltd.	800	15,769
Toray Industries, Inc. (B)	5,000	48,500
Umicore SA	293	24,237
Yara International ASA	701	31,395

		4,373,002

Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co., Ltd.	1,500	35,899
Edenred	711	19,328
G4S PLC	15,300	57,057
Republic Services, Inc., Class A	1,400	92,484
Secom Co., Ltd.	800	58,312
Securitas AB, Class B	1,600	26,795
Societe BIC SA	200	23,969
Stericycle, Inc. (A)	600	42,972
Toppan Printing Co., Ltd.	2,000	19,835
Waste Management, Inc.	1,900	148,713

		525,364

Communications Equipment - 0.3%
Cisco Systems, Inc.	22,700	763,401
F5 Networks, Inc., Class B (A)	500	60,280
Juniper Networks, Inc.	1,800	50,094
Motorola Solutions, Inc.	2,213	187,817
Nokia OYJ	24,059	144,452
Telefonaktiebolaget LM Ericsson, B Shares	12,776	73,363

		1,279,407

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	855	$ 31,685
Bouygues SA, Class A	792	37,583
CIMIC Group, Ltd.	1,787	61,970
Ferrovial SA	2,900	63,838
Fluor Corp.	600	25,260
HOCHTIEF AG	300	50,615
JGC Corp.	1,300	21,038
Kajima Corp.	4,900	48,684
Obayashi Corp.	2,800	33,568
Skanska AB, Class B	2,057	47,656
Taisei Corp.	1,040	54,530
Vinci SA	2,296	218,177

		694,604

Construction Materials - 0.1%
Boral, Ltd.	3,696	19,627
CRH PLC	3,421	130,497
Fletcher Building, Ltd.	3,130	18,064
HeidelbergCement AG	650	66,813
Imerys SA	600	54,214
James Hardie Industries PLC, CDI	4,700	65,328
LafargeHolcim, Ltd. (A)	1,394	81,479
Taiheiyo Cement Corp.	800	30,891

		466,913

Consumer Finance - 0.3%
Acom Co., Ltd. (A) (B)	7,500	29,060
AEON Financial Service Co., Ltd. (B)	1,000	20,893
American Express Co.	3,800	343,748
Capital One Financial Corp.	2,500	211,650
Credit Saison Co., Ltd.	600	12,451
Discover Financial Services	3,300	212,784
Navient Corp.	2,600	39,052
Synchrony Financial	4,543	141,060

		1,010,698

Containers & Packaging - 0.1%
Amcor, Ltd.	3,510	41,877
Ball Corp.	1,200	49,560
CCL Industries, Inc., Class B	1,000	48,391
International Paper Co.	3,700	210,234
Toyo Seikan Group Holdings, Ltd.	1,600	26,732
WestRock Co.	1,400	79,422

		456,216

Distributors - 0.0% (G)
Genuine Parts Co.	600	57,390
Jardine Cycle & Carriage, Ltd.	180	5,220

		62,610

Diversified Consumer Services - 0.0% (G)
Benesse Holdings, Inc. (B)	300	10,824

Diversified Financial Services - 0.4%
AMP, Ltd.	5,278	19,997
Berkshire Hathaway, Inc., Class B (A)	5,600	1,026,592
Challenger, Ltd.	4,200	41,016
Eurazeo SA	1,019	91,085
EXOR NV	100	6,341
First Pacific Co., Ltd.	24,000	19,141
Groupe Bruxelles Lambert SA	429	45,126
Investor AB, B Shares	1,891	93,402

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Kinnevik AB, B Shares	199	$ 6,489
L E Lundbergforetagen AB, B Shares	500	39,964
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,120	32,415
Onex Corp.	100	7,717
ORIX Corp.	5,460	88,044
Standard Life Aberdeen PLC	24,358	141,493
Wendel SA	200	32,396

		1,691,218

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	25,330	992,176
BCE, Inc.	1,149	53,833
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	17,773
BT Group PLC, Class A	33,088	125,875
Deutsche Telekom AG	14,611	272,587
Elisa OYJ	564	24,277
HKT Trust & HKT, Ltd.	14,000	17,026
Iliad SA	23	6,112
Inmarsat PLC	116	1,000
Koninklijke KPN NV	13,289	45,627
Nippon Telegraph & Telephone Corp.	2,900	132,907
Orange SA	8,100	132,687
PCCW, Ltd.	36,000	19,494
Proximus SADP	842	29,014
Singapore Telecommunications, Ltd.	35,000	94,954
Spark New Zealand, Ltd.	4,216	11,115
Swisscom AG	129	66,102
TDC A/S, Class B	2,394	14,027
Telecom Italia SpA (A)	49,323	46,199
Telecom Italia SpA	1,422	1,069
Telefonica SA	17,172	186,557
Telenor ASA	2,762	58,399
Telia Co. AB	10,340	48,698
Telstra Corp., Ltd.	15,830	43,336
TPG Telecom, Ltd. (B)	4,800	18,336
Verizon Communications, Inc.	17,493	865,729

		3,324,909

Electric Utilities - 0.7%
American Electric Power Co., Inc.	2,000	140,480
Chubu Electric Power Co., Inc. (B)	2,300	28,555
Chugoku Electric Power Co., Inc. (B)	1,700	18,054
CK Infrastructure Holdings, Ltd.	1,000	8,603
CLP Holdings, Ltd.	8,500	87,104
Contact Energy, Ltd.	4,565	18,135
DONG Energy A/S (H)	700	40,068
Duke Energy Corp.	3,296	276,600
EDP - Energias de Portugal SA	10,120	38,095
Electricite de France SA	1,316	15,982
Enel SpA	39,844	239,932
Entergy Corp., Class B	600	45,816
Eversource Energy	2,461	148,743
Exelon Corp.	3,078	115,948
FirstEnergy Corp.	1,066	32,865
Fortis, Inc.	1,300	46,655
Fortum OYJ	1,987	39,665
HK Electric Investments & HK Electric Investments, Ltd. (B) (H)	19,000	17,342
Hydro One, Ltd. (H)	2,900	52,805
Iberdrola SA	25,845	200,750
Kansai Electric Power Co., Inc.	2,700	34,540
Kyushu Electric Power Co., Inc.	3,500	37,170
NextEra Energy, Inc.	1,700	249,135
PG&E Corp.	3,100	211,079
Power Assets Holdings, Ltd.	5,000	43,301

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
PPL Corp.	2,900	$ 110,055
Red Electrica Corp. SA	1,200	25,217
Southern Co.	3,100	152,334
SSE PLC, Class B	4,598	86,074
Tohoku Electric Power Co., Inc.	1,300	16,532
Xcel Energy, Inc.	4,800	227,136

		2,804,770

Electrical Equipment - 0.4%
ABB, Ltd.	7,949	196,519
AMETEK, Inc., Class A	1,050	69,342
Eaton Corp. PLC	1,994	153,119
Emerson Electric Co.	2,700	169,668
Legrand SA	1,171	84,535
Mitsubishi Electric Corp.	8,000	124,986
Nidec Corp.	1,000	122,817
OSRAM Licht AG	351	28,006
Prysmian SpA	896	30,266
Rockwell Automation, Inc., Class B	500	89,105
Schneider Electric SE (A)	2,582	224,694
Vestas Wind Systems A/S	1,000	89,736

		1,382,793

Electronic Equipment, Instruments & Components - 0.2%
Alps Electric Co., Ltd. (B)	600	15,831
Amphenol Corp., Class A	1,200	101,568
Hexagon AB, B Shares (B)	1,072	53,133
Hirose Electric Co., Ltd.	300	42,231
Hitachi High-Technologies Corp.	500	18,129
Hitachi, Ltd.	22,700	159,954
Keyence Corp.	400	212,397
Kyocera Corp.	1,200	74,458
Murata Manufacturing Co., Ltd.	900	132,291
Nippon Electric Glass Co., Ltd.	300	11,611
Omron Corp.	600	30,553
TDK Corp.	500	33,948

		886,104

Energy Equipment & Services - 0.3%
Baker Hughes a GE Co.	3,000	109,860
Halliburton Co.	3,900	179,517
Saipem SpA (A) (B)	5,653	24,373
Schlumberger, Ltd.	7,429	518,247
TechnipFMC PLC (A)	2,662	74,323
Tenaris SA (B)	3,718	52,732
Weatherford International PLC (A) (B)	5,900	27,022

		986,074

Equity Real Estate Investment Trusts - 1.0%
American Tower Corp., Class A	1,935	264,476
Ascendas Real Estate Investment Trust	8,000	15,688
Boston Properties, Inc.	1,200	147,456
British Land Co. PLC	8,400	67,761
CapitaLand Commercial Trust	11,000	13,421
CapitaLand Mall Trust	7,000	10,321
Crown Castle International Corp.	1,500	149,970
Digital Realty Trust, Inc.	500	59,165
Equinix, Inc.	300	133,890
Equity Residential	2,300	151,639
Essex Property Trust, Inc.	269	68,334
Federal Realty Investment Trust	500	62,105
Fonciere Des Regions	400	41,551
Gecina SA	5	811
GGP, Inc.	6,114	126,988
GPT Group	7,080	27,546

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
HCP, Inc.	3,100	$ 86,273
Host Hotels & Resorts, Inc.	7,000	129,430
Japan Retail Fund Investment Corp., Class A	25	44,857
Kimco Realty Corp.	1,900	37,145
Klepierre SA	1,069	41,959
Land Securities Group PLC	3,980	51,861
Link REIT	10,500	85,085
Macerich Co., Class A	600	32,982
Mirvac Group	20,200	36,285
Nippon Building Fund, Inc.	4	19,942
Prologis, Inc.	3,000	190,380
Public Storage	1,000	213,990
RioCan Real Estate Investment Trust	1,500	28,768
SBA Communications Corp. (A)	700	100,835
Scentre Group	31,774	97,949
Segro PLC	6,100	43,813
Simon Property Group, Inc.	1,413	227,507
SL Green Realty Corp.	700	70,924
Stockland	15,671	52,857
Suntec Real Estate Investment Trust	14,000	19,249
Unibail-Rodamco SE	369	89,732
Ventas, Inc.	2,200	143,286
VEREIT, Inc.	3,301	27,365
Vicinity Centres	12,502	26,085
Vornado Realty Trust	1,300	99,944
Welltower, Inc.	2,000	140,560
Westfield Corp.	7,948	48,878
Weyerhaeuser Co.	6,300	214,389

		3,743,452

Food & Staples Retailing - 0.7%
Aeon Co., Ltd. (B)	2,200	32,504
Alimentation Couche-Tard, Inc., Class B	1,900	86,644
Carrefour SA	2,140	43,238
Colruyt SA (B)	132	6,761
Costco Wholesale Corp.	2,100	345,009
CVS Health Corp.	4,700	382,204
Distribuidora Internacional de Alimentacion SA (B)	5,048	29,443
FamilyMart UNY Holdings Co., Ltd.	700	36,889
George Weston, Ltd., Class A	400	34,831
ICA Gruppen AB (B)	1,000	37,582
J Sainsbury PLC	9,900	31,560
Jeronimo Martins SGPS SA (B)	1,149	22,665
Koninklijke Ahold Delhaize NV	4,421	82,662
Kroger Co.	3,200	64,192
Lawson, Inc.	500	33,104
Loblaw Cos., Ltd.	909	49,612
Metro, Inc.	1,000	34,390
Seven & i Holdings Co., Ltd.	3,200	123,564
Tesco PLC (A)	6,588	16,521
Wal-Mart Stores, Inc.	7,900	617,306
Walgreens Boots Alliance, Inc.	3,700	285,714
Wesfarmers, Ltd.	4,891	158,562
WM Morrison Supermarkets PLC	23,879	74,907
Woolworths, Ltd.	5,314	105,083

		2,734,947

Food Products - 0.7%
Ajinomoto Co., Inc.	3,000	58,547
Bunge, Ltd.	600	41,676
Campbell Soup Co.	1,100	51,502
Chocoladefabriken Lindt & Spruengli AG	1	69,345
Conagra Brands, Inc.	1,500	50,610
Danone SA	2,555	200,421

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Golden Agri-Resources, Ltd.	16,000	$ 4,423
Hormel Foods Corp.	3,400	109,276
J.M. Smucker, Co.	500	52,465
Kerry Group PLC, Class A	740	71,097
Kikkoman Corp.	1,000	30,749
Kraft Heinz Co.	2,033	157,659
Marine Harvest ASA (A)	1,700	33,618
MEIJI Holdings Co., Ltd.	600	47,563
Mondelez International, Inc., Class A	6,100	248,026
Nestle SA	12,862	1,077,201
NH Foods, Ltd.	1,000	27,505
Orkla ASA	3,187	32,692
Saputo, Inc.	1,000	34,614
Tate & Lyle PLC	2,200	19,118
Toyo Suisan Kaisha, Ltd.	1,000	36,747
Tyson Foods, Inc., Class A	2,200	154,990
WH Group, Ltd. (H)	40,000	42,501
Wilmar International, Ltd.	8,000	18,755
Yakult Honsha Co., Ltd., Class A (B)	600	43,244

		2,714,344

Gas Utilities - 0.1%
APA Group	4,433	29,035
Gas Natural SDG SA	2,960	65,526
Hong Kong & China Gas Co., Ltd.	30,388	57,107
Osaka Gas Co., Ltd. (B)	1,400	26,028
Toho Gas Co., Ltd. (B)	720	21,083
Tokyo Gas Co., Ltd.	1,800	44,118

		242,897

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	8,528	455,054
Baxter International, Inc.	2,000	125,500
Becton Dickinson and Co.	900	176,355
Boston Scientific Corp. (A)	6,000	175,020
Cochlear, Ltd.	300	37,465
Danaher Corp.	2,100	180,138
DENTSPLY SIRONA, Inc.	2,100	125,601
Edwards Lifesciences Corp. (A)	800	87,448
Essilor International SA	964	119,347
Getinge AB, Class B	903	16,929
Hoya Corp.	1,600	86,381
Intuitive Surgical, Inc. (A)	200	209,176
Koninklijke Philips NV	3,632	149,943
Medtronic PLC	5,712	444,222
Olympus Corp.	1,200	40,631
Smith & Nephew PLC	4,334	78,286
Stryker Corp.	2,400	340,848
Sysmex Corp.	600	38,285
Terumo Corp. (B)	1,400	55,055
William Demant Holding A/S (A)	1,400	36,955
Zimmer Biomet Holdings, Inc.	1,200	140,508

		3,119,147

Health Care Providers & Services - 0.8%
Aetna, Inc.	1,600	254,416
AmerisourceBergen Corp.	1,000	82,750
Anthem, Inc.	1,600	303,808
Cigna Corp.	1,300	243,022
DaVita, Inc. (A)	1,200	71,268
Express Scripts Holding Co. (A)	2,928	185,401
Fresenius Medical Care AG & Co. KGaA	1,268	124,043
Fresenius SE & Co. KGaA	1,644	132,613
HCA Healthcare, Inc. (A)	1,939	154,325
Humana, Inc.	600	146,178

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (A)	400	$ 60,388
McKesson Corp.	1,000	153,610
Medipal Holdings Corp.	900	15,629
Miraca Holdings, Inc. (B)	300	13,944
Ramsay Health Care, Ltd. (B)	22	1,075
Ryman Healthcare, Ltd.	1,600	10,713
Sonic Healthcare, Ltd.	3,610	59,210
Suzuken Co., Ltd.	700	24,883
UnitedHealth Group, Inc.	4,300	842,155

		2,879,431

Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure, Ltd.	3,600	59,301
Carnival PLC, Class A	1,600	101,690
Chipotle Mexican Grill, Inc., Class A (A) (B)	136	41,865
Compass Group PLC	7,057	149,694
Crown Resorts, Ltd.	5,758	51,082
Galaxy Entertainment Group, Ltd.	11,400	80,265
Genting Singapore PLC	36,000	31,052
Hilton Worldwide Holdings, Inc.	900	62,505
Las Vegas Sands Corp.	2,300	147,568
McDonald’s Corp.	4,300	673,724
McDonald’s Holdings Co. Japan, Ltd.	400	17,703
MGM China Holdings, Ltd. (B)	10,000	23,964
Oriental Land Co., Ltd. (B)	800	60,957
Paddy Power Betfair PLC	368	36,718
Restaurant Brands International, Inc.	1,000	63,891
Sands China, Ltd.	10,000	52,038
Shangri-La Asia, Ltd.	8,000	14,829
SJM Holdings, Ltd.	20,000	18,306
Sodexo SA	250	31,173
Starbucks Corp.	6,700	359,857
TUI AG	2,800	47,500
Whitbread PLC	1,300	65,604
Wynn Macau, Ltd.	9,161	24,686
Wynn Resorts, Ltd.	625	93,075
Yum! Brands, Inc.	1,700	125,137

		2,434,184

Household Durables - 0.2%
Electrolux AB, Series B (B)	977	33,179
Garmin, Ltd. (B)	800	43,176
Husqvarna AB, Class B	2,300	23,664
Iida Group Holdings Co., Ltd. (B)	1,600	28,523
Newell Brands, Inc.	1,700	72,539
Nikon Corp.	1,200	20,806
Panasonic Corp.	9,500	137,656
Rinnai Corp.	200	17,116
Sekisui House, Ltd.	3,000	50,562
Sharp Corp. (A) (B)	600	18,103
Sony Corp.	5,800	215,764

		661,088

Household Products - 0.5%
Church & Dwight Co., Inc.	1,800	87,210
Clorox Co.	600	79,146
Colgate-Palmolive Co.	3,400	247,690
Essity AB, Class B (A)	2,423	65,923
Henkel AG & Co. KGaA	564	68,626
Kimberly-Clark Corp.	1,400	164,752
Procter & Gamble Co.	11,600	1,055,368
Reckitt Benckiser Group PLC	2,937	268,131
Unicharm Corp.	1,500	34,339

		2,071,185

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.0% (G)
AES Corp.	3,000	$ 33,060
Electric Power Development Co., Ltd.	500	12,557
Meridian Energy, Ltd.	7,600	15,618

		61,235

Industrial Conglomerates - 0.8%
3M Co.	2,800	587,720
CK Hutchison Holdings, Ltd.	12,156	155,381
DCC PLC	500	48,541
General Electric Co.	36,005	870,601
Honeywell International, Inc.	3,300	467,742
Jardine Matheson Holdings, Ltd.	1,100	69,696
Jardine Strategic Holdings, Ltd.	1,000	43,200
Keppel Corp., Ltd.	5,200	24,880
NWS Holdings, Ltd.	4,000	7,793
Roper Technologies, Inc.	400	97,360
Seibu Holdings, Inc.	1,300	22,205
Sembcorp Industries, Ltd.	8,000	17,457
Siemens AG, Class A	3,519	495,766
Smiths Group PLC	3,680	77,765
Toshiba Corp. (A)	15,000	41,991

		3,028,098

Insurance - 1.6%
Ageas	501	23,543
AIA Group, Ltd.	49,600	365,733
Allianz SE, Class A	1,904	427,452
Allstate Corp.	1,200	110,292
American International Group, Inc.	5,920	363,429
Aon PLC	1,100	160,710
Arch Capital Group, Ltd. (A)	300	29,550
Assicurazioni Generali SpA	4,281	79,741
Aviva PLC	17,697	122,008
Brighthouse Financial, Inc. (A)	363	22,070
Chubb, Ltd.	1,821	259,584
CNP Assurances	2,400	56,249
Dai-ichi Life Holdings, Inc.	4,700	84,331
Direct Line Insurance Group PLC	8,500	41,414
Everest Re Group, Ltd.	100	22,839
Fairfax Financial Holdings, Ltd.	100	52,040
Gjensidige Forsikring ASA, Class A	640	11,137
Great-West Lifeco, Inc.	1,000	28,780
Hannover Rueck SE	1,000	120,495
Hartford Financial Services Group, Inc.	1,800	99,774
Insurance Australia Group, Ltd.	14,101	70,457
Japan Post Holdings Co., Ltd. (B)	6,400	75,588
Lincoln National Corp.	400	29,392
Loews Corp.	2,700	129,222
Manulife Financial Corp.	7,900	160,248
Mapfre SA	2,680	8,723
Marsh & McLennan Cos., Inc.	3,900	326,859
MetLife, Inc.	4,000	207,800
MS&AD Insurance Group Holdings, Inc.	2,100	67,614
Muenchener Rueckversicherungs-Gesellschaft AG	631	134,911
NN Group NV	2,600	108,813
Old Mutual PLC	21,089	54,879
Poste Italiane SpA (H)	3,200	23,562
Power Corp. of Canada	2,000	50,827
Principal Financial Group, Inc.	1,400	90,076
Prudential Financial, Inc.	2,000	212,640
Prudential PLC	11,309	270,727
QBE Insurance Group, Ltd.	5,037	39,550
RenaissanceRe Holdings, Ltd.	200	27,028

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Sampo OYJ, Class A	1,811	$ 95,720
SCOR SE	1,574	65,995
Sompo Holdings, Inc.	1,700	66,142
Sun Life Financial, Inc.	2,500	99,559
Suncorp Group, Ltd.	5,451	55,799
Swiss Life Holding AG (A)	300	105,675
Swiss Re AG	1,463	132,499
Tokio Marine Holdings, Inc.	3,100	121,273
Travelers Cos., Inc.	1,600	196,032
Tryg A/S	60	1,386
UnipolSai Assicurazioni SpA (B)	13,078	30,543
XL Group, Ltd.	2,500	98,625
Zurich Insurance Group AG	709	216,284

		5,855,619

Internet & Catalog Retail - 0.0% (G)
Zalando SE (A) (H)	1,100	55,124

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (A)	1,700	1,634,295
Liberty Interactive Corp QVC Group, Series A (A)	2,000	47,140
Netflix, Inc. (A)	2,000	362,700
Priceline Group, Inc. (A)	200	366,164
Rakuten, Inc.	4,123	44,958
Start Today Co., Ltd.	800	25,346

		2,480,603

Internet Software & Services - 1.2%
Alphabet, Inc., Class A (A)	1,200	1,168,464
Alphabet, Inc., Class C (A)	1,403	1,345,631
eBay, Inc. (A)	4,200	161,532
Facebook, Inc., Class A (A)	9,745	1,665,128
Twitter, Inc. (A)	4,828	81,449
Yahoo Japan Corp. (B)	13,464	63,895

		4,486,099

IT Services - 1.2%
Accenture PLC, Class A	2,300	310,661
Amadeus IT Group SA	1,607	104,443
Atos SE	313	48,554
Automatic Data Processing, Inc.	2,100	229,572
Capgemini SE	792	92,820
CGI Group, Inc., Class A (A)	1,300	67,409
Cognizant Technology Solutions Corp., Class A	3,200	232,128
Computershare, Ltd.	1,370	15,550
DXC Technology Co.	2,718	233,422
Fidelity National Information Services, Inc.	1,100	102,729
Fiserv, Inc. (A)	1,000	128,960
FleetCor Technologies, Inc. (A)	400	61,908
Fujitsu, Ltd.	7,000	52,000
International Business Machines Corp.	4,600	667,368
Mastercard, Inc., Class A	4,000	564,800
Nomura Research Institute, Ltd.	800	31,211
NTT Data Corp.	6,055	64,788
Paychex, Inc.	3,700	221,852
PayPal Holdings, Inc. (A)	4,200	268,926
Visa, Inc., Class A	8,800	926,112
Western Union Co.	2,100	40,320
Worldpay Group PLC (H)	9,969	54,369

		4,519,902

Leisure Products - 0.0% (G)
Mattel, Inc. (B)	2,600	40,248

	Shares	Value
COMMON STOCKS (continued)
Leisure Products (continued) (G)
Sankyo Co., Ltd. (B)	300	$ 9,571
Sega Sammy Holdings, Inc.	2,200	30,735
Shimano, Inc.	300	39,964
Yamaha Corp.	700	25,817

		146,335

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	100	63,184
Illumina, Inc. (A)	700	139,440
Lonza Group AG (A)	442	115,938
QIAGEN NV (A)	629	19,797
Thermo Fisher Scientific, Inc.	1,500	283,800

		622,159

Machinery - 0.8%
Amada Holdings Co., Ltd.	3,000	32,926
Andritz AG	400	23,120
Atlas Copco AB, A Shares	3,127	132,414
Atlas Copco AB, B Shares	1,598	61,959
Caterpillar, Inc.	2,300	286,833
CNH Industrial NV	3,146	37,778
Cummins, Inc.	1,300	218,439
Deere & Co.	1,600	200,944
Dover Corp.	1,300	118,807
FANUC Corp.	900	182,279
Fortive Corp.	2,150	152,199
GEA Group AG (B)	1,022	46,492
Hino Motors, Ltd.	2,000	24,457
Hitachi Construction Machinery Co., Ltd. (B)	200	5,928
Hoshizaki Corp.	300	26,367
IHI Corp. (B)	500	17,374
Illinois Tool Works, Inc., Class A	1,800	266,328
JTEKT Corp. (B)	1,200	16,615
Kawasaki Heavy Industries, Ltd.	700	23,204
Komatsu, Ltd.	4,000	113,788
Kone OYJ, Class B (B)	1,488	78,788
Kubota Corp.	5,000	90,891
Kurita Water Industries, Ltd.	500	14,441
Makita Corp.	600	24,181
MAN SE	400	45,144
Metso OYJ	355	13,024
Minebea Mitsumi, Inc.	2,000	31,282
Mitsubishi Heavy Industries, Ltd.	1,500	59,307
Nabtesco Corp.	600	22,288
NGK Insulators, Ltd. (B)	1,400	26,227
NSK, Ltd. (B)	2,000	26,963
PACCAR, Inc.	2,800	202,552
Pentair PLC	263	17,873
Sandvik AB	5,023	86,647
Schindler Holding AG	200	43,022
SMC Corp.	300	105,816
Sumitomo Heavy Industries, Ltd.	800	32,064
THK Co., Ltd.	1,000	34,037
Volvo AB, Class B	7,096	136,782
Wartsila OYJ Abp (B)	587	41,557
Weir Group PLC	2,900	76,360

		3,197,497

Marine - 0.1%
AP Moller - Maersk A/S, Class A	14	25,727
AP Moller - Maersk A/S, Class B	30	56,986
Keuhne & Nagel International AG	443	82,026

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Marine (continued)
Mitsui O.S.K. Lines, Ltd. (B)	700	$ 21,213
Nippon Yusen KK (A)	1,100	22,865

		208,817

Media - 1.1%
Altice NV, Class A (A)	1,200	24,033
Altice NV, Class B (A)	400	7,990
Axel Springer SE	700	44,982
CBS Corp., Class B	1,500	87,000
Charter Communications, Inc., Class A (A)	863	313,631
Comcast Corp., Class A	20,800	800,384
Dentsu, Inc.	1,300	57,072
Discovery Communications, Inc., Class C (A)	2,000	40,520
Discovery Communications, Inc., Series A (A) (B)	2,000	42,580
DISH Network Corp., Class A (A)	3,200	173,536
Eutelsat Communications SA	1,278	37,852
I-CABLE Communications, Ltd. (A)	2,675	89
JCDecaux SA	1,315	49,237
Lagardere SCA	1,800	60,259
Liberty Global PLC, Class A (A)	2,200	74,602
Liberty Global PLC, Series C (A)	2,200	71,940
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	600	25,140
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	1,200	50,244
News Corp., Class A	1,524	20,208
Omnicom Group, Inc.	2,300	170,361
Pearson PLC	7,530	61,752
Publicis Groupe SA	701	48,957
RTL Group SA (A)	800	60,551
Schibsted ASA, B Shares	600	14,163
Scripps Networks Interactive, Inc., Class A	900	77,301
Singapore Press Holdings, Ltd. (B)	7,000	14,037
Sirius XM Holdings, Inc. (B)	6,832	37,713
Sky PLC	4,495	55,113
Telenet Group Holding NV (A)	200	13,232
Time Warner, Inc.	3,500	358,575
Toho Co., Ltd.	1,100	38,369
Twenty-First Century Fox, Inc., Class A	6,100	160,918
Twenty-First Century Fox, Inc., Class B	5,900	152,161
Viacom, Inc., Class B	3,700	103,008
Vivendi SA	5,666	143,442
Walt Disney Co.	7,200	709,704
WPP PLC	5,810	107,828

		4,308,484

Metals & Mining - 0.7%
Agnico Eagle Mines, Ltd.	1,300	58,751
Anglo American PLC (B)	4,851	87,072
Antofagasta PLC, Class A	5,815	73,947
ArcelorMittal (A)	519	13,388
Barrick Gold Corp.	4,200	67,590
BHP Billiton PLC	7,679	135,260
BHP Billiton, Ltd.	13,601	275,037
Boliden AB	1,192	40,348
First Quantum Minerals, Ltd.	3,948	44,329
Fortescue Metals Group, Ltd.	24,092	97,134
Franco-Nevada Corp.	1,100	85,214
Glencore PLC (A)	56,702	259,854
JFE Holdings, Inc. (B)	2,100	41,011
Kinross Gold Corp. (A)	6,433	27,274
Kobe Steel, Ltd.	900	10,286
Mitsubishi Materials Corp.	400	13,828
Newcrest Mining, Ltd.	3,252	53,619
Newmont Mining Corp.	6,400	240,064

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Nippon Steel & Sumitomo Metal Corp.	3,100	$ 71,174
Norsk Hydro ASA	5,754	41,830
Nucor Corp.	2,400	134,496
Randgold Resources, Ltd.	700	68,615
Rio Tinto PLC	4,842	225,338
Rio Tinto, Ltd. (B)	1,626	84,855
South32, Ltd.	1,880	4,822
Sumitomo Metal Mining Co., Ltd.	1,000	32,117
Teck Resources, Ltd., Class B	2,100	44,213
thyssenkrupp AG	2,686	79,603
Turquoise Hill Resources, Ltd. (A)	16,445	50,874
voestalpine AG	563	28,709
Wheaton Precious Metals Corp.	1,500	28,612
Yamana Gold, Inc.	3,200	8,463

		2,527,727

Mortgage Real Estate Investment Trusts - 0.0% (G)
AGNC Investment Corp.	1,500	32,520
Annaly Capital Management, Inc.	7,800	95,082

		127,602

Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	61,044
Ameren Corp.	1,100	63,624
Canadian Utilities, Ltd., Class A	600	18,633
CenterPoint Energy, Inc.	1,900	55,499
Centrica PLC	21,915	54,915
CMS Energy Corp.	3,100	143,592
Consolidated Edison, Inc.	1,600	129,088
Dominion Energy, Inc.	2,400	184,632
DTE Energy Co.	700	75,152
E.ON SE	8,854	100,208
Engie SA	7,410	125,851
Innogy SE (H)	1,100	48,955
National Grid PLC	15,210	188,446
Public Service Enterprise Group, Inc.	2,800	129,500
RWE AG (A)	1,736	39,435
SCANA Corp.	1,500	72,735
Sempra Energy	1,090	124,402
Veolia Environnement SA	2,882	66,592
WEC Energy Group, Inc.	2,600	163,228

		1,845,531

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A	800	99,597
Dollar General Corp.	2,500	202,625
Dollar Tree, Inc. (A)	973	84,476
Don Quijote Holdings Co., Ltd.	800	29,896
Isetan Mitsukoshi Holdings, Ltd. (B)	1,200	12,530
Kohl’s Corp.	800	36,520
Macy’s, Inc.	3,200	69,824
Marks & Spencer Group PLC (B)	13,300	62,983
Next PLC (B)	1,400	98,677
Nordstrom, Inc.	700	33,005
Ryohin Keikaku Co., Ltd.	95	27,987
Target Corp.	2,300	135,723

		893,843

Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	1,800	87,930
Apache Corp.	3,400	155,720
BP PLC	81,568	521,694
Cameco Corp., Class A (B)	2,400	23,178
Canadian Natural Resources, Ltd.	4,700	157,414
Chevron Corp.	8,300	975,250

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	5,300	$ 265,265
Continental Resources, Inc., Class B (A) (B)	2,964	114,440
Crescent Point Energy Corp. (B)	4,600	36,940
Devon Energy Corp., Class A	4,400	161,524
Enagas SA	700	19,711
Enbridge, Inc.	7,600	317,461
Encana Corp.	3,100	36,497
Eni SpA	10,808	178,836
EOG Resources, Inc.	2,200	212,828
EQT Corp.	600	39,144
Exxon Mobil Corp.	17,115	1,403,088
Galp Energia SGPS SA, Class B	2,135	37,838
Hess Corp.	3,000	140,670
Husky Energy, Inc. (A)	2,757	34,514
Idemitsu Kosan Co., Ltd.	300	8,465
Inpex Corp.	3,200	33,998
Inter Pipeline, Ltd.	2,000	41,434
JXTG Holdings, Inc.	15,650	80,513
Keyera Corp.	600	18,340
Kinder Morgan, Inc.	8,156	156,432
Lundin Petroleum AB (A)	1,096	23,979
Marathon Oil Corp.	1,600	21,696
Marathon Petroleum Corp.	2,000	112,160
Murphy Oil Corp. (B)	700	18,592
Neste OYJ	697	30,439
Noble Energy, Inc.	2,600	73,736
Occidental Petroleum Corp.	2,900	186,209
Oil Search, Ltd.	8,200	45,024
OMV AG	597	34,779
ONEOK, Inc.	2,500	138,525
Origin Energy, Ltd. (A)	8,100	47,525
Pembina Pipeline Corp.	1,900	66,666
Phillips 66	2,500	229,025
PrairieSky Royalty, Ltd. (B)	94	2,405
Range Resources Corp. (B)	600	11,742
Repsol SA, Class A	5,028	92,645
Royal Dutch Shell PLC, Class A	19,681	592,986
Royal Dutch Shell PLC, Class B	14,528	446,682
Santos, Ltd. (A)	9,852	31,066
Seven Generations Energy, Ltd., Class A (A)	1,500	23,731
Showa Shell Sekiyu KK	200	2,302
Snam SpA	196	944
Statoil ASA	4,735	94,706
Suncor Energy, Inc.	7,600	266,358
TOTAL SA	9,576	514,341
Tourmaline Oil Corp. (A)	1,724	35,053
TransCanada Corp. (B)	4,000	197,700
Valero Energy Corp.	1,600	123,088
Vermilion Energy, Inc. (B)	500	17,772
Williams Cos., Inc.	3,000	90,030
Woodside Petroleum, Ltd. (B)	3,250	74,185

		8,905,215

Paper & Forest Products - 0.1%
Mondi PLC	2,100	56,421
OJI Holdings Corp.	6,800	36,682
Stora Enso OYJ, Class R	1,863	26,312
UPM-Kymmene OYJ	2,488	67,427

		186,842

Personal Products - 0.3%
Beiersdorf AG	486	52,288
Coty, Inc., Class A	2,253	37,242
Kao Corp.	2,200	129,429
Kose Corp.	300	34,366
L’Oreal SA	1,086	230,909

	Shares	Value
COMMON STOCKS (continued)
Personal Products (continued)
Shiseido Co., Ltd.	1,600	$ 64,014
Unilever NV, CVA	6,902	408,200
Unilever PLC	5,838	337,872

		1,294,320

Pharmaceuticals - 2.5%
Allergan PLC	1,368	280,372
Astellas Pharma, Inc.	9,500	120,855
AstraZeneca PLC	5,530	367,175
Bayer AG	3,529	480,908
Bristol-Myers Squibb Co.	7,300	465,302
Chugai Pharmaceutical Co., Ltd.	700	29,051
Daiichi Sankyo Co., Ltd.	2,400	54,132
Eisai Co., Ltd. (B)	900	46,198
Eli Lilly & Co.	3,800	325,052
GlaxoSmithKline PLC	21,269	424,229
Hisamitsu Pharmaceutical Co., Inc.	300	14,397
Johnson & Johnson	11,194	1,455,332
Merck & Co., Inc.	12,900	825,987
Mylan NV (A)	3,900	122,343
Novartis AG	9,228	790,005
Novo Nordisk A/S, Class B	8,630	412,568
Ono Pharmaceutical Co., Ltd. (B)	2,000	45,314
Orion OYJ, Class B	352	16,333
Otsuka Holdings Co., Ltd.	1,800	71,520
Perrigo Co. PLC	588	49,774
Pfizer, Inc.	27,000	963,900
Recordati SpA	800	36,875
Roche Holding AG	3,125	797,749
Sanofi	4,764	473,024
Santen Pharmaceutical Co., Ltd.	2,500	39,391
Shionogi & Co., Ltd.	1,400	76,529
Sumitomo Dainippon Pharma Co., Ltd. (B)	2,000	26,021
Taisho Pharmaceutical Holdings Co., Ltd.	201	15,255
Takeda Pharmaceutical Co., Ltd.	3,300	182,237
Teva Pharmaceutical Industries, Ltd., ADR	4,198	73,885
UCB SA	705	50,186
Valeant Pharmaceuticals International, Inc. (A)	1,400	20,062
Zoetis, Inc., Class A	2,080	132,621

		9,284,582

Professional Services - 0.2%
Bureau Veritas SA	2,084	53,781
Capita PLC	4,652	35,220
Experian PLC	3,140	63,072
Intertek Group PLC	1,100	73,435
Randstad Holding NV	1,500	92,791
Recruit Holdings Co., Ltd.	5,100	110,453
RELX NV	5,546	118,052
RELX PLC	6,093	133,655
SGS SA	28	67,170
Verisk Analytics, Inc., Class A (A)	800	66,552

		814,181

Real Estate Management & Development - 0.3%
Azrieli Group, Ltd.	200	11,123
CapitaLand, Ltd.	11,000	29,032
City Developments, Ltd.	2,362	19,729
CK Asset Holdings, Ltd.	12,156	100,605
Daito Trust Construction Co., Ltd.	300	54,654
Daiwa House Industry Co., Ltd. (B)	3,000	103,577
Deutsche Wohnen SE	1,600	67,926
Global Logistic Properties, Ltd., Class L	13,000	31,627
Henderson Land Development Co., Ltd.	3,885	25,737

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Hongkong Land Holdings, Ltd.	5,000	$ 36,000
Hulic Co., Ltd.	5,300	51,952
Hysan Development Co., Ltd.	4,389	20,648
Kerry Properties, Ltd.	1,000	4,141
LendLease Group	4,700	66,065
Mitsubishi Estate Co., Ltd.	5,200	90,414
Mitsui Fudosan Co., Ltd.	4,200	91,073
Nomura Real Estate Holdings, Inc.	700	14,918
Sino Land Co., Ltd.	15,200	26,697
Sumitomo Realty & Development Co., Ltd.	1,900	57,494
Sun Hung Kai Properties, Ltd.	7,000	113,715
Swire Pacific, Ltd., Class A	2,500	24,259
Swire Properties, Ltd.	8,000	27,139
Tokyu Fudosan Holdings Corp.	4,000	24,137
Vonovia SE	2,080	88,501
Wharf Holdings, Ltd.	6,000	53,459
Wheelock & Co., Ltd.	4,000	28,138

		1,262,760

Road & Rail - 0.5%
Canadian National Railway Co.	3,600	298,271
Canadian Pacific Railway, Ltd.	700	117,576
Central Japan Railway Co.	618	108,359
CSX Corp.	4,400	238,744
DSV A/S	915	69,218
East Japan Railway Co.	1,400	129,207
Hankyu Hanshin Holdings, Inc.	1,100	41,742
Kansas City Southern	500	54,340
Keikyu Corp. (B)	1,500	30,407
Keisei Electric Railway Co., Ltd.	800	22,146
Kintetsu Group Holdings Co., Ltd.	700	26,034
MTR Corp., Ltd.	4,000	23,350
Norfolk Southern Corp.	800	105,792
Odakyu Electric Railway Co., Ltd.	1,000	18,974
Tobu Railway Co., Ltd.	800	21,969
Tokyu Corp.	1,500	21,235
Union Pacific Corp.	3,400	394,298
West Japan Railway Co.	720	50,050

		1,771,712

Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc., Class A	5,000	260,450
ASM Pacific Technology, Ltd.	1,178	16,965
ASML Holding NV	1,528	260,146
Broadcom, Ltd.	1,750	424,445
Infineon Technologies AG	4,149	104,302
Intel Corp.	21,300	811,104
KLA-Tencor Corp.	700	74,200
Lam Research Corp.	1,400	259,056
Marvell Technology Group, Ltd.	2,500	44,750
Maxim Integrated Products, Inc., Class A	1,300	62,023
Micron Technology, Inc. (A)	2,300	90,459
NVIDIA Corp.	2,500	446,925
NXP Semiconductors NV (A)	1,500	169,635
QUALCOMM, Inc.	7,300	378,432
Rohm Co., Ltd.	400	34,268
Skyworks Solutions, Inc.	1,300	132,470
STMicroelectronics NV, Class B	4,800	92,869
Texas Instruments, Inc.	4,200	376,488
Tokyo Electron, Ltd.	700	107,496
Xilinx, Inc.	1,100	77,913

		4,224,396

Software - 1.6%
Activision Blizzard, Inc.	3,600	232,236

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Adobe Systems, Inc. (A)	2,100	$ 313,278
CA, Inc.	1,500	50,070
Check Point Software Technologies, Ltd. (A)	12	1,368
Citrix Systems, Inc. (A)	1,300	99,866
Constellation Software, Inc.	100	54,557
Dassault Systemes SE	500	50,579
Dell Technologies, Inc., Class V (A)	824	63,621
Electronic Arts, Inc. (A)	1,100	129,866
Gemalto NV	600	26,802
Intuit, Inc.	1,000	142,140
LINE Corp. (A) (B)	800	28,900
Micro Focus International PLC	1,500	47,979
Microsoft Corp.	30,300	2,257,047
Nexon Co., Ltd. (A)	2,400	62,621
Nice, Ltd.	271	21,951
Nintendo Co., Ltd.	500	184,670
Open Text Corp.	1,200	38,719
Oracle Corp.	700	54,992
Oracle Corp.	14,433	697,836
Red Hat, Inc. (A)	600	66,516
Sage Group PLC	7,890	73,850
salesforce.com, Inc. (A)	3,600	336,312
SAP SE	4,435	485,856
Symantec Corp.	6,900	226,389
Trend Micro, Inc.	400	19,693
VMware, Inc., Class A (A)	1,692	184,750
Workday, Inc., Class A (A)	900	94,851

		6,047,315

Specialty Retail - 0.7%
ABC-Mart, Inc.	400	21,115
AutoZone, Inc. (A)	300	178,533
Bed Bath & Beyond, Inc.	1,800	42,246
Fast Retailing Co., Ltd.	200	58,991
Gap, Inc., Class A	4,000	118,120
Hennes & Mauritz AB, B Shares	3,974	102,950
Home Depot, Inc.	5,000	817,800
Industria de Diseno Textil SA	4,660	175,612
Kingfisher PLC	10,833	43,331
L Brands, Inc.	2,400	99,864
Lowe’s Cos., Inc.	4,500	359,730
Nitori Holdings Co., Ltd.	450	64,346
O’Reilly Automotive, Inc. (A)	400	86,148
Tiffany & Co.	500	45,890
TJX Cos., Inc.	2,700	199,071
Yamada Denki Co., Ltd. (B)	7,200	39,351

		2,453,098

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	21,658	3,337,931
Blackberry, Ltd. (A)	1,700	19,006
Brother Industries, Ltd.	2,200	51,185
Canon, Inc.	4,800	164,017
FUJIFILM Holdings Corp.	1,700	65,975
Hewlett Packard Enterprise Co.	7,200	105,912
HP, Inc.	7,200	143,712
Konica Minolta, Inc. (B)	1,500	12,317
NEC Corp.	700	18,974
NetApp, Inc.	3,400	148,784
Ricoh Co., Ltd. (B)	2,000	19,445
Seagate Technology PLC	2,800	92,876
Western Digital Corp.	1,538	132,883
Xerox Corp.	1,200	39,948

		4,352,965

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	924	$ 209,023
Burberry Group PLC	3,000	70,752
Cie Financiere Richemont SA	1,908	174,377
Coach, Inc., Class A	2,400	96,672
Gildan Activewear, Inc., Class A	1,200	37,498
Hermes International	100	50,414
Kering	340	135,442
Li & Fung, Ltd.	20,000	10,036
Lululemon Athletica, Inc. (A)	234	14,567
Luxottica Group SpA	871	48,682
LVMH Moet Hennessy Louis Vuitton SE	1,261	347,928
Michael Kors Holdings, Ltd. (A)	830	39,716
NIKE, Inc., Class B	5,200	269,620
Pandora A/S	500	49,355
Ralph Lauren Corp., Class A	700	61,803
Swatch Group AG	1,046	139,834
VF Corp.	2,800	177,996

		1,933,715

Tobacco - 0.6%
Altria Group, Inc.	8,700	551,754
British American Tobacco PLC	10,252	641,824
Imperial Brands PLC	3,581	152,786
Japan Tobacco, Inc.	4,678	153,321
Philip Morris International, Inc.	7,200	799,272

		2,298,957

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	2,800	67,498
Bunzl PLC	2,400	72,907
Fastenal Co.	2,700	123,066
Ferguson PLC	30	1,968
Finning International, Inc.	500	11,433
ITOCHU Corp. (B)	6,000	98,272
Marubeni Corp. (B)	6,400	43,709
Mitsubishi Corp.	6,900	160,382
Mitsui & Co., Ltd.	7,400	109,364
Rexel SA	1,700	29,415
Sumitomo Corp. (B)	5,500	79,109
WW Grainger, Inc. (B)	600	107,850

		904,973

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	48,849
Aena SME SA (H)	300	54,161
Aeroports de Paris, Class A	224	36,217
Atlantia SpA	2,254	71,156
Auckland International Airport, Ltd.	4,656	21,658
Hutchison Port Holdings Trust	36,000	15,480
Kamigumi Co., Ltd.	1,000	23,150
SATS, Ltd.	4,000	13,594
Sydney Airport	10,336	57,645
Transurban Group	11,542	107,556

		449,466

Water Utilities - 0.0% (G)
American Water Works Co., Inc.	1,100	89,001
Severn Trent PLC	1,500	43,677

		132,678

Wireless Telecommunication Services - 0.3%
KDDI Corp.	7,354	193,906

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Millicom International Cellular SA, Class B, SDR (B)	429	$ 28,311
NTT DOCOMO, Inc.	5,800	132,494
Rogers Communications, Inc., Class B	1,700	87,660
SoftBank Group Corp.	3,400	274,478
Sprint Corp. (A) (B)	15,500	120,590
T-Mobile US, Inc. (A)	1,900	117,154
Tele2 AB, Class B	210	2,403
Vodafone Group PLC	113,942	318,800

		1,275,796

Total Common Stocks (Cost $106,197,127)		158,877,319

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE
1.82% (I)	698	44,631
Volkswagen AG
1.45% (I)	699	114,008

		158,639

Household Products - 0.0% (G)
Henkel AG & Co. KGaA
1.40% (I)	744	101,255

Total Preferred Stocks (Cost $215,457)		259,894

EXCHANGE-TRADED FUND - 1.0%
International Equity Fund - 1.0%
iShares Core MSCI Emerging Markets ETF	66,638	3,599,785

Total Exchange-Traded Fund (Cost $3,539,184)		3,599,785

RIGHT - 0.0% (G)
Equity Real Estate Investment Trusts - 0.0% (G)
CapitaLand Commercial Trust (A) (D)
Exercise Price SGD 1
Expiration Date 10/19/2017	1,826	393

Total Right (Cost $0)		393

	Principal	Value
ASSET-BACKED SECURITIES - 0.6%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 700,000	697,753
American Express Credit Account Master Trust
Series 2014-4, Class A,
1.43%, 06/15/2020	700,000	700,076
Mercedes-Benz Auto Lease Trust
Series 2016-A, Class A3,
1.52%, 03/15/2019	470,000	470,155
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A,
2.04%, 03/15/2022	280,000	281,144

Total Asset-Backed Securities (Cost $2,151,839)		2,149,128

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 13.0%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.
4.07%, 12/15/2042	$ 185,000	$ 188,058
Raytheon Co.
2.50%, 12/15/2022 (B)	170,000	171,164
United Technologies Corp.
4.50%, 06/01/2042	220,000	236,429

		595,651

Air Freight & Logistics - 0.0% (G)
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	171,641

Automobiles - 0.5%
Ford Motor Co.
4.75%, 01/15/2043	1,960,000	1,921,615

Banks - 2.1%
Bank of America Corp.
4.10%, 07/24/2023	355,000	378,009
4.13%, 01/22/2024, MTN	825,000	877,688
5.63%, 07/01/2020, MTN	205,000	223,274
5.65%, 05/01/2018, MTN	90,000	92,055
Barclays Bank PLC
5.14%, 10/14/2020	110,000	117,653
Barclays PLC
3.65%, 03/16/2025	525,000	526,100
BB&T Corp.
1.45%, 01/12/2018, MTN	160,000	159,922
BNP Paribas SA
5.00%, 01/15/2021	85,000	92,217
Citigroup, Inc.
3.50%, 05/15/2023	385,000	392,216
3.75%, 06/16/2024	490,000	510,872
3.88%, 10/25/2023	848,000	887,343
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	268,849
HSBC Finance Corp.
6.68%, 01/15/2021	45,000	50,901
HSBC Holdings PLC
2.95%, 05/25/2021	510,000	517,937
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	398,126
3.63%, 05/13/2024	480,000	500,590
4.40%, 07/22/2020	540,000	573,513
4.63%, 05/10/2021	53,000	57,231
Kreditanstalt fuer Wiederaufbau
4.50%, 07/16/2018	310,000	317,206
Mellon Capital IV
3-Month LIBOR + 0.57%, 4.00% (J), 10/30/2017 (K)	115,000	105,800
PNC Bank NA
4.20%, 11/01/2025	550,000	589,922
Royal Bank of Canada
1.50%, 01/16/2018, MTN (B)	155,000	154,992
Wells Fargo & Co.
3.45%, 02/13/2023	175,000	179,309
5.63%, 12/11/2017	85,000	85,669
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	53,038

		8,110,432

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	$ 575,000	$ 594,845
3.70%, 02/01/2024	470,000	493,405
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	117,665
5.38%, 01/15/2020	50,000	53,803
Coca-Cola Co.
3.30%, 09/01/2021	140,000	146,879
Diageo Capital PLC
4.83%, 07/15/2020	445,000	479,336
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	186,367

		2,072,300

Biotechnology - 0.3%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	230,376
Amgen, Inc.
4.66%, 06/15/2051	168,000	184,265
5.70%, 02/01/2019	85,000	89,285
Celgene Corp.
3.88%, 08/15/2025	490,000	517,007

		1,020,933

Capital Markets - 1.0%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	149,376
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	520,000	529,684
4.88%, 05/15/2045	495,000	553,196
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	383,361
4.00%, 03/03/2024	842,000	889,045
6.00%, 06/15/2020, MTN	50,000	54,879
6.13%, 02/15/2033	95,000	119,305
Morgan Stanley
3.88%, 04/29/2024	565,000	591,279
4.88%, 11/01/2022	345,000	373,901
5.50%, 07/24/2020, MTN	200,000	217,262

		3,861,288

Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	50,000	52,795
4.38%, 11/15/2042	510,000	518,655
8.55%, 05/15/2019	80,000	88,336
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	379,222
Ecolab, Inc.
5.50%, 12/08/2041	130,000	159,942
LYB International Finance BV
4.00%, 07/15/2023	475,000	501,075
Praxair, Inc.
3.55%, 11/07/2042 (B)	160,000	157,890

		1,857,915

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	145,000	154,748
Republic Services, Inc.
3.80%, 05/15/2018	115,000	116,445

		271,193

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.2%
Cisco Systems, Inc.
3.63%, 03/04/2024	$ 460,000	$ 488,286
5.90%, 02/15/2039	160,000	210,737
Motorola Solutions, Inc.
7.50%, 05/15/2025 (B)	15,000	18,232

		717,255

Consumer Finance - 0.1%
American Express Co.
8.13%, 05/20/2019	75,000	82,439
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	95,174
4.75%, 07/15/2021	80,000	86,440

		264,053

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	200,000	211,709
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	159,522

		371,231

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.90%, 08/14/2027	1,030,000	1,032,005
4.55%, 03/09/2049	97,000	89,461
5.35%, 09/01/2040	10,000	10,509
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (H)	470,000	517,202
6.00%, 07/08/2019	75,000	80,183
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	80,452
Verizon Communications, Inc.
3.50%, 11/01/2024	665,000	677,101
4.60%, 04/01/2021	220,000	237,527
5.15%, 09/15/2023	260,000	291,452

		3,015,892

Electric Utilities - 0.7%
AEP Texas, Inc.
6.65%, 02/15/2033	85,000	107,688
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	50,946
Duke Energy Carolinas LLC
4.25%, 12/15/2041	455,000	494,214
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	106,640
Exelon Corp.
5.15%, 12/01/2020	90,000	97,229
Florida Power & Light Co.
4.13%, 02/01/2042	115,000	123,697
Georgia Power Co.
5.40%, 06/01/2018	50,000	51,180
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	100,000	104,555
Pacific Gas & Electric Co.
3.50%, 06/15/2025	475,000	490,240
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	174,529
Southern California Edison Co.
5.55%, 01/15/2036	400,000	487,658

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
TECO Finance, Inc.
5.15%, 03/15/2020	$ 75,000	$ 79,997
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	97,147

		2,465,720

Electronic Equipment, Instruments & Components - 0.0% (G)
Corning, Inc.
4.75%, 03/15/2042	155,000	166,272

Equity Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	97,019
Welltower, Inc.
4.95%, 01/15/2021	175,000	187,784

		284,803

Food & Staples Retailing - 0.1%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	67,937
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	164,837

		232,774

Food Products - 0.3%
Kraft Heinz Foods Co.
3.50%, 06/06/2022	475,000	491,897
5.38%, 02/10/2020	78,000	83,666
Tyson Foods, Inc.
3.95%, 08/15/2024	470,000	494,414

		1,069,977

Gas Utilities - 0.0% (G)
NiSource Finance Corp.
6.80%, 01/15/2019	27,000	28,627

Health Care Equipment & Supplies - 0.0% (G)
Medtronic, Inc.
4.50%, 03/15/2042	135,000	148,104

Health Care Providers & Services - 0.1%
Anthem, Inc.
7.00%, 02/15/2019	80,000	85,315
Cigna Corp.
4.50%, 03/15/2021	75,000	79,904
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	30,484

		195,703

Hotels, Restaurants & Leisure - 0.0% (G)
McDonald’s Corp.
5.00%, 02/01/2019, MTN	85,000	88,475

Household Durables - 0.1%
Newell Brands, Inc.
3.90%, 11/01/2025	490,000	507,566

Household Products - 0.0% (G)
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	121,413

Independent Power & Renewable Electricity Producers - 0.0% (G)
Exelon Generation Co. LLC
4.00%, 10/01/2020	145,000	151,554

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.0% (G)
General Electric Co.
5.63%, 05/01/2018, MTN	$ 140,000	$ 143,304

Insurance - 0.7%
American International Group, Inc.
6.40%, 12/15/2020	70,000	78,701
Aon Corp.
5.00%, 09/30/2020 (B)	75,000	80,750
Chubb INA Holdings, Inc.
6.70%, 05/15/2036	355,000	492,831
Guardian Life Insurance Co. of America
7.38%, 09/30/2039 (H)	365,000	521,235
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	430,000	463,094
6.30%, 03/15/2018	49,000	49,988
Lincoln National Corp.
8.75%, 07/01/2019	42,000	46,690
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55,000	59,566
MetLife, Inc.
7.72%, 02/15/2019	145,000	156,484
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	90,000	97,766
Fixed until 06/15/2023, 5.63% (J), 06/15/2043	475,000	517,750
XLIT, Ltd.
5.75%, 10/01/2021	80,000	89,354

		2,654,209

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
3.80%, 12/05/2024	558,000	596,365

IT Services - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	91,411
International Business Machines Corp.
3.63%, 02/12/2024	470,000	493,173
4.00%, 06/20/2042	92,000	92,366
5.60%, 11/30/2039	5,000	6,123

		683,073

Machinery - 0.0% (G)
Caterpillar, Inc.
7.38%, 03/01/2097	55,000	74,743
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	52,172

		126,915

Media - 1.1%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	92,691
6.15%, 02/15/2041	405,000	506,228
6.55%, 03/15/2033	75,000	95,017
CBS Corp.
3.50%, 01/15/2025	1,005,000	1,022,515
5.75%, 04/15/2020	55,000	59,830
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	299,102
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	54,046
RELX Capital, Inc.
8.63%, 01/15/2019	39,000	42,132

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner Cable LLC
4.13%, 02/15/2021	$ 455,000	$ 472,450
5.00%, 02/01/2020	145,000	153,300
Time Warner, Inc.
3.55%, 06/01/2024	500,000	508,638
4.70%, 01/15/2021	115,000	123,028
Viacom, Inc.
3.88%, 04/01/2024	505,000	505,665
Walt Disney Co.
5.50%, 03/15/2019, MTN	85,000	89,598
WPP Finance
4.75%, 11/21/2021	16,000	17,232

		4,041,472

Metals & Mining - 0.1%
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	178,871
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	160,799
Rio Tinto Finance USA PLC
4.13%, 08/21/2042 (B)	155,000	161,548

		501,218

Multi-Utilities - 0.3%
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	111,511
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	380,000	487,772
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	106,827
Dominion Energy, Inc.
3.90%, 10/01/2025	475,000	495,099

		1,201,209

Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	121,719
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	97,185
Devon Energy Corp.
4.75%, 05/15/2042	140,000	141,736
5.00%, 06/15/2045	580,000	611,194
Energy Transfer, LP
4.65%, 06/01/2021	500,000	531,412
6.70%, 07/01/2018	90,000	93,111
Enterprise Products Operating LLC
3.70%, 02/15/2026	480,000	492,976
5.20%, 09/01/2020	50,000	54,187
Hess Corp.
6.00%, 01/15/2040	50,000	51,766
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	55,283
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	510,000	512,815
5.30%, 09/15/2020	125,000	134,793
5.95%, 02/15/2018	50,000	50,736
Marathon Petroleum Corp.
5.13%, 03/01/2021	33,000	35,829
Occidental Petroleum Corp.
2.70%, 02/15/2023 (B)	150,000	151,101
Petro-Canada
6.05%, 05/15/2018	90,000	92,440
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70,000	76,523

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
4.38%, 03/25/2020	$ 55,000	$ 58,358
Spectra Energy Partners, LP
4.60%, 06/15/2021 (B)	470,000	498,339
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	135,906
6.50%, 08/15/2018	50,000	52,034
Valero Energy Corp.
6.13%, 02/01/2020	90,000	97,883
Williams Partners, LP
4.13%, 11/15/2020	505,000	528,768
5.25%, 03/15/2020	90,000	96,600

		4,772,694

Pharmaceuticals - 0.2%
AstraZeneca PLC
6.45%, 09/15/2037	100,000	133,962
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	225,016
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	51,268
Johnson & Johnson
3.55%, 05/15/2021	200,000	211,258
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	79,688
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036 (B)	6,000	6,502

		707,694

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	190,429
Union Pacific Corp.
3.80%, 10/01/2051	140,000	137,225

		327,654

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	200,000	254,990

Software - 0.2%
Microsoft Corp.
4.00%, 02/08/2021	200,000	213,144
Oracle Corp.
3.25%, 05/15/2030	505,000	505,126

		718,270

Specialty Retail - 0.0% (G)
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	148,423

Technology Hardware, Storage & Peripherals - 0.2%
HP, Inc.
4.30%, 06/01/2021	480,000	508,602
Xerox Corp.
2.80%, 05/15/2020	359,000	360,148
4.50%, 05/15/2021	80,000	83,743

		952,493

Tobacco - 0.4%
Altria Group, Inc.
2.85%, 08/09/2022	505,000	515,687
9.25%, 08/06/2019	118,000	133,640
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	51,270
6.38%, 05/16/2038	105,000	139,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
Reynolds American, Inc.
5.85%, 08/15/2045	$ 440,000	$ 538,384

		1,378,856

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
4.38%, 03/16/2021	230,000	245,176

Total Corporate Debt Securities (Cost $47,813,019)		49,166,402

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Iraq - 0.3%
Iraq Government AID Bond
2.15%, 01/18/2022	1,272,000	1,275,738

Israel - 0.1%
Israel Government International Bond
5.13%, 03/26/2019	310,000	325,037

Mexico - 0.3%
Mexico Government International Bond
4.00%, 10/02/2023	850,000	898,620

Supranational - 0.4%
European Investment Bank
2.88%, 09/15/2020	220,000	226,623
4.88%, 02/15/2036	285,000	367,963
Inter-American Development Bank
3.88%, 02/14/2020, MTN	635,000	666,708
International Bank for Reconstruction & Development
4.75%, 02/15/2035, MTN	245,000	306,928

		1,568,222

Ukraine - 0.5%
Ukraine Government AID Bonds
1.47%, 09/29/2021	1,900,000	1,862,342

Total Foreign Government Obligations (Cost $5,838,584)		5,929,959

MORTGAGE-BACKED SECURITIES - 0.4%
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	550,000	577,982
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.81%, 11/15/2048	600,000	628,598
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A,
1-Month LIBOR + 1.70%, 2.93% (J), 07/15/2036 (H)	353,208	353,980

Total Mortgage-Backed Securities (Cost $1,583,882)		1,560,560

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (G)
California - 0.0% (G)
State of California, General Obligation Unlimited,
7.60%, 11/01/2040	115,000	179,612

Total Municipal Government Obligation (Cost $118,811)		179,612

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.5%
Federal Home Loan Mortgage Corp.
0.75%, 04/09/2018, MTN	$ 9,313,000	$ 9,287,324
2.38%, 01/13/2022	745,000	758,219
3.00%, 07/01/2045 - 02/01/2047	3,883,818	3,900,769
3.50%, TBA (L)	3,992,000	4,117,220
4.00%, 11/01/2025 - 02/01/2046	1,734,004	1,832,038
4.00%, TBA (L)	950,000	1,000,246
4.50%, 05/01/2023	21,946	23,208
5.00%, 12/01/2038 - 04/01/2040	657,635	721,507
5.50%, 04/01/2038 - 10/01/2038	265,265	295,548
6.00%, 11/01/2037	22,551	25,505
6.75%, 03/15/2031	245,000	352,215
Federal National Mortgage Association
1.88%, 09/24/2026	1,408,000	1,336,561
2.50%, 11/01/2031 - 01/01/2032	3,455,066	3,481,296
2.63%, 09/06/2024	1,070,000	1,094,597
3.00%, 05/01/2027 - 08/01/2045	6,455,195	6,525,169
3.50%, TBA (L)	5,475,000	5,644,169
4.00%, 03/01/2024 - 10/01/2043	1,122,601	1,188,113
4.00%, TBA (L)	5,320,000	5,601,378
4.50%, 04/01/2034 - 02/01/2047	5,853,598	6,288,572
5.00%, 03/01/2023 - 08/01/2040	505,914	551,571
5.50%, 12/01/2023 - 12/01/2039	441,733	487,003
6.00%, 03/01/2038 - 02/01/2040	301,376	341,753
6.63%, 11/15/2030	414,000	585,971
7.25%, 05/15/2030	445,000	656,577
Government National Mortgage Association
3.00%, 04/20/2046 - 12/20/2046	3,228,230	3,276,885
3.50%, TBA (L)	6,015,000	6,251,841
4.00%, 12/15/2040 - 11/20/2045	1,806,586	1,916,219
4.50%, 06/15/2039 - 07/20/2045	1,614,642	1,730,006
5.00%, 08/15/2039 - 09/20/2041	424,593	465,228
5.50%, 12/20/2038 - 04/15/2040	200,376	221,524
6.00%, 06/15/2037	31,769	35,809

Total U.S. Government Agency Obligations (Cost $69,801,609)		69,994,041

U.S. GOVERNMENT OBLIGATIONS - 25.6%
U.S. Treasury - 25.6%
U.S. Treasury Bond
2.25%, 08/15/2046	3,491,300	3,069,753
2.50%, 02/15/2046	1,030,000	957,860
2.88%, 08/15/2045 - 11/15/2046	1,265,000	1,270,061
3.00%, 02/15/2047 - 05/15/2047	965,500	993,382
3.13%, 11/15/2041	680,000	719,445
3.63%, 08/15/2043	2,285,300	2,622,560
3.75%, 08/15/2041	945,000	1,104,986
4.38%, 05/15/2040	1,618,400	2,063,144
4.50%, 02/15/2036	1,266,400	1,628,956
6.00%, 02/15/2026	290,000	373,534
U.S. Treasury Note
0.88%, 11/30/2017	3,112,500	3,111,357
1.00%, 03/15/2018	8,015,000	8,007,468
1.13%, 02/28/2021 - 09/30/2021	1,486,000	1,454,098
1.25%, 10/31/2021	1,758,600	1,719,306
1.38%, 08/31/2020 - 09/30/2020	5,331,700	5,294,079
1.50%, 05/31/2019 - 08/15/2026	8,041,300	8,013,124
1.63%, 11/15/2022	2,558,000	2,518,231
1.75%, 03/31/2022	4,519,200	4,493,603
1.88%, 11/30/2021 - 07/31/2022	3,057,000	3,055,962

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.00%, 07/31/2022 - 11/15/2026	$ 4,369,800	$ 4,297,417
2.13%, 05/15/2025	1,363,900	1,355,056
2.25%, 11/15/2024 - 08/15/2027	3,650,000	3,641,769
2.38%, 08/15/2024 - 05/15/2027	3,578,300	3,619,525
2.63%, 11/15/2020	2,864,000	2,948,242
2.75%, 02/15/2019 - 02/15/2024	20,123,300	20,595,503
3.50%, 05/15/2020	3,056,500	3,208,370
3.63%, 02/15/2021	4,355,000	4,630,930

Total U.S. Government Obligations (Cost $96,440,851)		96,767,721

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (I)	4,281,820	4,281,820

Total Securities Lending Collateral (Cost $4,281,820)		4,281,820

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp. 0.12% (I), dated 09/29/2017, to be repurchased at $10,982,256 on 10/02/2017. Collateralized by U.S. Government Obligations, 1.38% - 2.00%, due 06/30/2023 - 04/30/2024, and with a total value of $11,202,067.	$ 10,982,146	10,982,146

Total Repurchase Agreement (Cost $10,982,146)		10,982,146

Total Investments (Cost $348,964,329)		403,748,780
Net Other Assets (Liabilities) - (6.8)%		(25,786,485)

Net Assets - 100.0%		$ 377,962,295

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Buy Protection (M)

Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (N)	Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	Quarterly	06/20/2021	USD 1,841,400	$(142,953)	$—	$(142,953)

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (N)	Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 26	5.00%	Quarterly	06/20/2021	USD 1,841,400	$142,953	$41,344	$101,609

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (Q)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount	Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
S&P 500® Total Return Index Futures	CITI	Pay	Quarterly	12/15/2017	USD 18,396,488	3,794	$(138,345)	$—	$(138,345)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	35	12/29/2017	$7,571,527	$7,549,609	$—	$(21,918)
10-Year Canada Government Bond	Long	30	12/18/2017	3,306,731	3,253,056	—	(53,675)
10-Year U.S. Treasury Note	Long	116	12/19/2017	14,690,471	14,536,250	—	(154,221)
EURO STOXX 50® Index	Long	7	12/15/2017	288,821	295,853	7,032	—
FTSE 100 Index	Long	40	12/15/2017	3,914,296	3,928,610	14,314	—
German Euro Bund	Long	15	12/07/2017	2,871,330	2,854,467	—	(16,863)
MSCI EAFE Index	Long	1	12/15/2017	98,507	98,920	413	—
S&P 500® E-Mini	Long	24	12/15/2017	2,959,489	3,019,320	59,831	—
S&P/ASX 200 Index	Short	(49)	12/21/2017	(5,477,926)	(5,446,324)	31,602	—
S&P/TSX 60 Index	Short	(40)	12/14/2017	(5,668,854)	(5,890,282)	—	(221,428)
TOPIX Index	Long	16	12/07/2017	2,276,006	2,381,693	105,687	—
U.S. Treasury Bond	Long	26	12/19/2017	4,343,046	4,293,250	—	(49,796)

Total						$218,879	$(517,901)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	12/18/2017	USD	4,587,634	CAD	5,683,000	$30,713	$—
BCLY	12/18/2017	USD	1,550,586	GBP	1,207,020	—	(70,817)
BNP	12/18/2017	NZD	1,752,000	USD	1,282,468	—	(18,957)
BOA	12/18/2017	CAD	5,278,000	USD	4,295,016	—	(62,845)
CSI	12/18/2017	USD	1,524,622	CHF	1,473,000	—	(4,823)
CSI	12/18/2017	USD	8,386,865	EUR	6,975,000	106,136	—
CSI	12/18/2017	USD	1,827,318	JPY	200,679,408	36,803	—
CSI	12/18/2017	AUD	9,244,000	USD	7,362,877	—	(118,632)
CSI	12/18/2017	NOK	7,103,865	USD	915,160	—	(21,584)
GSB	12/18/2017	EUR	7,911,512	USD	9,489,938	—	(97,381)
JPM	12/18/2017	USD	8,387,007	EUR	6,975,000	106,278	—
JPM	12/18/2017	USD	1,544,398	JPY	172,311,000	6,993	—
RBS	12/18/2017	USD	2,516,309	CHF	2,391,027	33,657	—
RBS	12/18/2017	USD	791,631	SEK	6,276,000	17,431	—
SCB	12/18/2017	USD	4,462,265	AUD	5,606,614	68,531	—

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	12/18/2017	USD	396,237	CHF	382,000	$—	$(402)
SSB	12/18/2017	USD	423,744	NOK	3,287,135	10,264	—
SSB	12/18/2017	USD	771,324	SEK	6,107,566	17,901	—
SSB	12/18/2017	GBP	315,000	USD	428,560	—	(5,417)
SSB	12/18/2017	NOK	3,287,135	USD	423,499	—	(10,019)

Total						$434,707	$(410,877)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments		Value
United States	76.7%		$ 309,586,808
Japan	3.4		13,805,536
United Kingdom	3.1		12,545,617
Canada	1.6		6,392,602
France	1.6		6,291,641
Germany	1.5		6,090,862
Switzerland	1.4		5,534,896
Australia	1.0		4,113,056
Netherlands	0.9		3,786,078
Spain	0.5		2,103,534
Hong Kong	0.5		1,955,942
Ukraine	0.5		1,862,342
Sweden	0.4		1,755,278
Supranational	0.4		1,568,222
Italy	0.3		1,291,735
Iraq	0.3		1,275,738
Ireland	0.3		1,235,076
Denmark	0.3		1,100,926
Guernsey, Channel Islands	0.3		1,082,880
Mexico	0.2		898,620
Singapore	0.2		741,728
Belgium	0.2		705,835
Finland	0.2		593,560
Israel	0.1		564,512
Norway	0.1		410,115
Bermuda	0.1		222,792
Luxembourg	0.1		218,166
Austria	0.0	(G)	167,791
Macau	0.0	(G)	100,688
Portugal	0.0	(G)	98,598
New Zealand	0.0	(G)	95,303
Cayman Islands	0.0	(G)	89,354
Chile	0.0	(G)	73,947
Jersey, Channel Islands	0.0	(G)	68,615
Republic of South Africa	0.0	(G)	56,421

Investments, at Value	96.2		388,484,814
Short-Term Investments	3.8		15,263,966

Total Investments	100.0%		$ 403,748,780

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)		Value
ASSETS
Investments
Common Stocks	$99,854,757	$59,022,562	$0	(F)	$158,877,319
Preferred Stocks	—	259,894	—		259,894
Exchange-Traded Fund	3,599,785	—	—		3,599,785
Right	—	393	—		393
Asset-Backed Securities	—	2,149,128	—		2,149,128
Corporate Debt Securities	—	49,166,402	—		49,166,402
Foreign Government Obligations	—	5,929,959	—		5,929,959
Mortgage-Backed Securities	—	1,560,560	—		1,560,560
Municipal Government Obligation	—	179,612	—		179,612
U.S. Government Agency Obligations	—	69,994,041	—		69,994,041
U.S. Government Obligations	—	96,767,721	—		96,767,721
Securities Lending Collateral	4,281,820	—	—		4,281,820
Repurchase Agreement	—	10,982,146	—		10,982,146

Total Investments	$107,736,362	$296,012,418	$0	(F)	$403,748,780

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$142,953	$—		$142,953
Futures Contracts (T)	218,879	—	—		218,879
Forward Foreign Currency Contracts (T)	—	434,707	—		434,707

Total Other Financial Instruments	$218,879	$577,660	$—		$796,539

LIABILITIES
Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$(142,953)	$—		$(142,953)
Over-the-Counter Total Return Swap Agreements	—	(138,345)	—		(138,345)
Futures Contracts (T)	(517,901)	—	—		(517,901)
Forward Foreign Currency Contracts (T)	—	(410,877)	—		(410,877)

Total Other Financial Instruments	$(517,901)	$(692,175)	$—		$(1,210,076)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,105,121. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(D)	Illiquid security. At September 30, 2017, the value of such securities amounted to $393 or less than 0.1% of the Portfolio’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Security deemed worthless.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $1,781,304, representing 0.5% of the Portfolio’s net assets.
(I)	Rates disclosed reflect the yields at September 30, 2017.
(J)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(M)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(N)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(O)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2017 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(R)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Portfolio.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
GSB	Goldman Sachs Bank
JPM	JPMorgan Chase Bank, N.A.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2017 Form N-Q

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.9%
Federal Agricultural Mortgage Corp.
3-Month LIBOR - 0.17%, 1.13% (A), 04/03/2018	$ 5,500,000	$ 5,500,000
Federal Farm Credit Banks
3-Month LIBOR - 0.23%, 1.07% (A), 04/03/2019	9,000,000	8,998,944
3-Month LIBOR - 0.26%, 1.07% (A), 09/28/2018	7,000,000	7,000,657
1-Month LIBOR + 0.12%, 1.36% (A), 11/13/2017	9,700,000	9,700,061
Federal Home Loan Banks
1-Month LIBOR - 0.14%, 1.10% (A), 10/19/2018	11,500,000	11,500,000
3-Month LIBOR - 0.20%, 1.10% (A), 01/18/2019	8,500,000	8,502,620
1-Month LIBOR - 0.09%, 1.15% (A), 01/14/2019	7,400,000	7,400,000
3-Month LIBOR - 0.17%, 1.15% (A), 06/01/2018	15,000,000	15,000,000
3-Month LIBOR - 0.06%, 1.26% (A), 12/18/2017	5,550,000	5,551,700
3-Month LIBOR - 0.02%, 1.28% (A), 10/04/2017	19,500,000	19,500,034
1-Month LIBOR + 0.08%, 1.31% (A), 10/27/2017	15,500,000	15,500,000
Federal Home Loan Mortgage Corp.
3-Month LIBOR - 0.28%, 1.03% (A), 08/10/2018, MTN	16,000,000	16,000,000
Federal National Mortgage Association
3-Month LIBOR - 0.05%, 1.28% (A), 03/21/2018	6,000,000	6,007,891

Total U.S. Government Agency Obligations (Cost $136,161,907)		136,161,907

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.6%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.11%, 1.13% (A), 06/22/2018	11,500,000	11,500,000
1-Month LIBOR - 0.10%, 1.14% (A), 09/14/2018	6,000,000	6,000,000
Federal Agricultural Mortgage Corp. Discount Notes
1.18% (B), 01/02/2018	10,400,000	10,368,500
Federal Home Loan Bank Discount Notes
1.05% (B), 11/29/2017	8,200,000	8,185,896
1.06% (B), 12/22/2017	22,700,000	22,645,309
1.08% (B), 10/18/2017 - 11/03/2017	27,000,000	26,980,996
1.10% (B), 10/25/2017 - 11/06/2017	21,700,000	21,681,675
1.15% (B), 02/21/2018	16,250,000	16,176,875
1.16% (B), 03/14/2018	16,400,000	16,314,310

Total Short-Term U.S. Government Agency Obligations (Cost $139,853,561)		139,853,561

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.9%
U.S. Treasury Bill
1.08% (B), 12/21/2017	$ 9,000,000	$ 8,978,270
1.13% (B), 12/21/2017	18,000,000	17,954,449

Total Short-Term U.S. Government Obligations (Cost $26,932,719)		26,932,719

REPURCHASE AGREEMENTS - 45.0%
Barclays Capital, Inc. 1.04% (B), dated 09/29/2017, to be repurchased at $41,003,553 on 10/02/2017. Collateralized by U.S. Government Agency Obligations, 4.50% - 5.42%, due 10/15/2033 - 03/20/2044, and with a total value of $41,820,000.	41,000,000	41,000,000
Barclays Capital, Inc. 1.26% (B), dated 09/28/2017, to be repurchased at $22,547,250 on 11/27/2017. Collateralized by U.S. Government Agency Obligations, 3.00% - 5.37%, due 04/01/2032 - 04/01/2047, and with a total value of $22,950,001. (C)	22,500,000	22,500,000
Deutsche Bank Securities, Inc. 1.06% (B), dated 09/29/2017, to be repurchased at $3,700,327 on 10/02/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $3,774,060.	3,700,000	3,700,000
Fixed Income Clearing Corp. 0.12% (B), dated 09/29/2017, to be repurchased at $156,708 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 06/30/2024, and with a value of $164,629.	156,706	156,706
Goldman Sachs & Co. 1.02% (B), dated 09/29/2017, to be repurchased at $32,002,720 on 10/02/2017. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 01/20/2040 - 08/01/2046, and with a total value of $32,640,000.	32,000,000	32,000,000
ING Financial Markets LLC 1.01% (B), dated 09/29/2017, to be repurchased at $37,403,148 on 10/02/2017. Collateralized by U.S. Government Obligations, 1.88% - 2.88%, due 04/30/2022 - 11/15/2046, and with a total value of $38,152,010.	37,400,000	37,400,000
Jefferies LLC 1.18% (B), dated 09/29/2017, to be repurchased at $30,202,970 on 10/02/2017. Collateralized by a U.S. Government Agency Obligation, 3.06%, due 09/01/2047, and with a value of $30,804,000.	30,200,000	30,200,000
Nomura Securities International, Inc. 1.08% (B), dated 09/29/2017, to be repurchased at $79,007,110 on 10/02/2017. Collateralized by U.S. Government Agency Obligations, 2.50% - 9.00%, due 12/01/2017 - 10/20/2066, and with a total value of $80,580,000.	79,000,000	79,000,000

Total Repurchase Agreements (Cost $245,956,706)		245,956,706

Total Investments (Cost $548,904,893)		548,904,893
Net Other Assets (Liabilities) - (0.4)%		(2,023,184)

Net Assets - 100.0%		$ 546,881,709

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$136,161,907	$—	$136,161,907
Short-Term U.S. Government Agency Obligations	—	139,853,561	—	139,853,561
Short-Term U.S. Government Obligations	—	26,932,719	—	26,932,719
Repurchase Agreements	—	245,956,706	—	245,956,706

Total Investments	$—	$548,904,893	$—	$548,904,893

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(B)	Rates disclosed reflect the yields at September 30, 2017.
(C)	Illiquid security. At September 30, 2017, the value of such securities amounted to $22,500,000 or 4.1% of the Portfolio’s net assets.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.3%
Aerospace & Defense - 1.4%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 582,000	$ 563,085
6.13%, 01/15/2023 (A)	1,005,000	974,347
7.50%, 03/15/2025 (A)	309,000	308,815
7.75%, 03/15/2020 (A)	55,000	58,575
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	232,647
5.00%, 08/01/2024 (A)	367,000	376,175
Triumph Group, Inc.
5.25%, 06/01/2022	935,000	913,962
7.75%, 08/15/2025 (A)	491,000	516,778

		3,944,384

Airlines - 2.5%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	710,000	730,412
5.50%, 10/01/2019 (A)	1,134,000	1,187,865
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	597,791	626,186
5.63%, 07/15/2022 (A)	392,038	412,620
6.13%, 07/15/2018 (A)	676,000	693,306
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	285,786	298,647
6.13%, 04/29/2018	221,000	225,696
6.90%, 10/19/2023	944,753	999,076
United Airlines Pass-Through Trust
4.63%, 03/03/2024	240,912	249,946
United Continental Holdings, Inc.
4.25%, 10/01/2022	407,000	410,052
US Airways Pass-Through Trust
5.38%, 05/15/2023	458,414	487,638
5.45%, 06/03/2018	320,000	325,184
6.75%, 12/03/2022	511,253	564,934

		7,211,562

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	561,000	584,843

Banks - 3.4%
Bank of America Corp.
Fixed until 01/30/2018, 8.00% (B), 01/30/2018 (C)	1,387,000	1,406,834
Barclays PLC
Fixed until 09/15/2019, 6.63% (B), 09/15/2019 (C) (D)	1,435,000	1,471,234
Fixed until 12/15/2018, 8.25% (B), 12/15/2018 (C)	448,000	473,200
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (B), 03/14/2022 (A) (C) (D)	680,000	726,750
Fixed until 03/30/2021, 7.63% (B), 03/30/2021 (A) (C)	475,000	521,906
CIT Group, Inc.
5.00%, 08/15/2022	929,000	1,005,364
5.50%, 02/15/2019 (A)	60,000	62,700
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	925,000	974,828

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/30/2018, 7.90% (B), 04/30/2018 (C)	$ 616,000	$ 634,480
Lloyds Banking Group PLC
Fixed until 06/27/2024, 7.50% (B), 06/27/2024 (C) (D)	1,075,000	1,205,344
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (B), 08/15/2021 (C)	440,000	487,850
Societe Generale SA
Fixed until 09/13/2021, 7.38% (B), 09/13/2021 (A) (C) (D)	920,000	995,900

		9,966,390

Beverages - 0.7%
Cott Beverages, Inc.
5.38%, 07/01/2022	1,142,000	1,190,535
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	872,000	909,060

		2,099,595

Building Products - 4.0%
Airxcel, Inc.
8.50%, 02/15/2022 (A)	641,000	679,524
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	2,751,000	2,981,396
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	1,033,000	1,092,397
10.75%, 08/15/2023 (A)	1,179,000	1,347,007
Griffon Corp.
5.25%, 03/01/2022 (A) (E)	468,000	475,020
5.25%, 03/01/2022	2,215,000	2,248,225
Norbord, Inc.
6.25%, 04/15/2023 (A)	818,000	895,710
Ply Gem Industries, Inc.
6.50%, 02/01/2022	1,903,000	1,984,253

		11,703,532

Capital Markets - 1.4%
Credit Suisse Group AG
Fixed until 12/18/2024, 6.25% (B), 12/18/2024 (A) (C)	166,000	176,790
Fixed until 12/11/2023, 7.50% (B), 12/11/2023 (A) (C)	1,607,000	1,815,926
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (B), 10/30/2017 (C)	169,000	151,678
Goldman Sachs Group, Inc.
Fixed until 05/10/2019, 5.70% (B), 05/10/2019 (C)	416,000	429,520
Morgan Stanley
Fixed until 07/15/2019, 5.45% (B), 07/15/2019 (C)	1,071,000	1,104,469
Fixed until 07/15/2020, 5.55% (B), 07/15/2020 (C) (D)	390,000	406,331

		4,084,714

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.3%
Hexion, Inc.
6.63%, 04/15/2020	$ 1,535,000	$ 1,373,825
7.88%, 02/15/2023	682,000	443,300
10.00%, 04/15/2020	458,000	438,535
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	363,000	367,537
5.25%, 06/01/2027 (A)	1,063,000	1,073,630
Tronox Finance LLC
7.50%, 03/15/2022 (A)	129,000	135,934

		3,832,761

Commercial Services & Supplies - 0.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (D)	972,000	993,870
6.38%, 04/01/2024 (A) (D)	312,000	325,260
GW Honos Security Corp.
8.75%, 05/15/2025 (A)	532,000	567,245

		1,886,375

Communications Equipment - 0.3%
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	727,000	776,981

Construction & Engineering - 2.2%
Abengoa Abenewco 2 SAU
Cash Rate 0.25%, PIK Rate 1.50%, 03/31/2023 (A) (F)	292,720	30,736
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	545,000	539,550
6.88%, 02/15/2021 (A)	1,919,000	1,957,380
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	991,000	1,043,027
6.50%, 12/15/2020 (A)	256,000	262,080
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.13%, 07/01/2022 (A)	75,000	78,375
Century Communities, Inc.
5.88%, 07/15/2025 (A)	879,000	883,395
Mattamy Group Corp.
6.50%, 10/01/2025 (A)	434,000	444,850
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	655,000	641,900
William Lyon Homes, Inc.
5.88%, 01/31/2025	511,000	523,775

		6,405,068

Consumer Finance - 2.8%
Ally Financial, Inc.
5.75%, 11/20/2025 (D)	481,000	521,500
7.50%, 09/15/2020	1,041,000	1,171,125
8.00%, 03/15/2020	294,000	330,938
Altice Financing SA
6.63%, 02/15/2023 (A)	516,000	546,960
7.50%, 05/15/2026 (A)	807,000	887,700
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	340,000	359,550
Navient Corp.
4.88%, 06/17/2019, MTN	413,000	427,455
5.00%, 10/26/2020	209,000	215,009
5.88%, 10/25/2024	428,000	434,420
6.50%, 06/15/2022	190,000	201,518
6.63%, 07/26/2021	279,000	298,530

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	$ 352,000	$ 365,200
7.25%, 12/15/2021 (A)	1,074,000	1,120,988
Springleaf Finance Corp.
5.25%, 12/15/2019	645,000	671,445
6.00%, 06/01/2020	577,000	608,735
7.75%, 10/01/2021 (D)	112,000	126,526

		8,287,599

Containers & Packaging - 2.3%
ARD Finance SA
Cash Rate 7.13%, PIK Rate 7.13%, 09/15/2023 (F)	660,000	706,398
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	810,000	857,587
7.25%, 05/15/2024 (A)	200,000	219,374
Ball Corp.
4.38%, 12/15/2020	348,000	365,400
5.25%, 07/01/2025	317,000	347,987
BWAY Holding Co.
5.50%, 04/15/2024 (A)	888,000	927,960
7.25%, 04/15/2025 (A)	152,000	156,560
Coveris Holdings SA
7.88%, 11/01/2019 (A)	639,000	629,415
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	541,901
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	513,000	566,865
6.38%, 08/15/2025 (A)	178,000	201,362
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	341,000	355,868
5.75%, 10/15/2020	289,000	294,072
6.88%, 02/15/2021	332,494	340,806
7.00%, 07/15/2024 (A) (D)	177,000	188,505

		6,700,060

Diversified Financial Services - 2.1%
CSTN Merger Sub, Inc.
6.75%, 08/15/2024 (A)	170,000	169,575
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (A)	1,820,000	1,918,962
ILFC E-Capital Trust I
1.55% + (Max of 3-Month LIBOR, 10-Year CMT, 30-Year CMT), 4.36% (B), 12/21/2065 (A)	1,578,000	1,499,100
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (A)	490,000	491,225
7.50%, 04/15/2021 (A)	848,000	877,680
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	1,052,000	1,073,040

		6,029,582

Diversified Telecommunication Services - 8.3%
CenturyLink, Inc.
6.45%, 06/15/2021	629,000	654,493
6.75%, 12/01/2023	190,000	192,202
7.50%, 04/01/2024	242,000	250,521
7.60%, 09/15/2039	1,491,000	1,319,535
7.65%, 03/15/2042	2,550,000	2,224,875

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp.
7.63%, 04/15/2024	$ 1,429,000	$ 1,086,040
9.00%, 08/15/2031	1,480,000	1,150,700
10.50%, 09/15/2022	405,000	351,337
11.00%, 09/15/2025	110,000	93,225
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	122,720
6.50%, 06/15/2019	159,000	169,136
6.63%, 08/01/2026	620,000	663,400
7.63%, 06/15/2021	2,321,000	2,635,542
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	1,950,000	1,847,625
8.00%, 02/15/2024 (A)	185,000	198,875
Level 3 Communications, Inc.
5.75%, 12/01/2022	395,000	405,862
SFR Group SA
7.38%, 05/01/2026 (A)	1,766,000	1,907,280
Sprint Capital Corp.
6.90%, 05/01/2019	590,000	629,087
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	925,000	962,000
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	1,092,000	1,131,585
6.38%, 04/15/2023 (A)	2,148,000	2,241,975
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	400,000	416,500
5.50%, 08/15/2026 (A)	245,000	258,169
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	690,000	697,549
7.38%, 04/23/2021 (A)	1,641,000	1,706,640
Windstream Services LLC
7.50%, 06/01/2022 - 04/01/2023 (D)	639,000	457,146
7.75%, 10/01/2021 (D)	473,000	350,020

		24,124,039

Electric Utilities - 1.1%
Elwood Energy LLC
8.16%, 07/05/2026	1,108,604	1,241,637
Red Oak Power LLC
9.20%, 11/30/2029	1,060,000	1,192,500
Terraform Global Operating LLC
9.75%, 08/15/2022 (A)	615,000	682,650

		3,116,787

Electronic Equipment, Instruments & Components - 0.1%
Sanmina Corp.
4.38%, 06/01/2019 (A)	279,000	286,324

Energy Equipment & Services - 3.1%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	1,020,000	943,500
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025 (A)	554,000	573,390
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	802,000	792,977
6.75%, 08/01/2022	894,000	914,115
Noble Holding International, Ltd.
6.05%, 03/01/2041	527,000	359,678
8.70%, 04/01/2045 (D)	449,000	372,670
NuStar Logistics, LP
4.80%, 09/01/2020	1,323,000	1,372,612
5.63%, 04/28/2027	496,000	523,280
6.75%, 02/01/2021	461,000	499,033
8.15%, 04/15/2018	647,000	666,410

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Rowan Cos., Inc.
4.88%, 06/01/2022 (D)	$ 810,000	$ 759,375
7.38%, 06/15/2025	90,000	87,975
Weatherford International LLC
6.80%, 06/15/2037	680,000	588,200
Weatherford International, Ltd.
6.75%, 09/15/2040 (D)	843,000	739,732

		9,192,947

Equity Real Estate Investment Trusts - 1.8%
CBL & Associates, LP
5.25%, 12/01/2023 (D)	1,089,000	1,101,692
5.95%, 12/15/2026 (D)	386,000	390,587
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	324,000	340,200
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	309,000	319,595
iStar, Inc.
5.25%, 09/15/2022	404,000	410,060
6.00%, 04/01/2022	707,000	731,745
SBA Communications Corp.
4.00%, 10/01/2022 (A) (E)	334,000	335,670
Uniti Group, LP / Uniti Group Finance, Inc.
7.13%, 12/15/2024 (A)	395,000	334,762
8.25%, 10/15/2023	1,185,000	1,048,725
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	330,000	344,990

		5,358,026

Food & Staples Retailing - 1.1%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025	914,000	804,320
6.63%, 06/15/2024 (D)	786,000	733,927
Rite Aid Corp.
6.13%, 04/01/2023 (A) (D)	1,311,000	1,273,309
6.75%, 06/15/2021	138,000	142,789
7.70%, 02/15/2027	394,000	348,197

		3,302,542

Food Products - 1.0%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	415,000	413,444
7.25%, 06/01/2021 (A)	748,000	762,960
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	483,000	498,697
5.88%, 09/30/2027 (A)	107,000	109,274
Post Holdings, Inc.
8.00%, 07/15/2025 (A)	1,119,000	1,264,470

		3,048,845

Gas Utilities - 0.2%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (D)	530,000	511,450

Health Care Equipment & Supplies - 1.6%
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	1,216,000	1,164,320
Hologic, Inc.
5.25%, 07/15/2022 (A)	735,000	771,750
Mallinckrodt International Finance SA
4.75%, 04/15/2023 (D)	897,000	764,692
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (D)	687,000	620,018
5.75%, 08/01/2022 (A) (D)	734,000	717,485

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022 (A) (D)	$ 604,000	$ 591,920

		4,630,185

Health Care Providers & Services - 5.2%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021	150,000	148,125
6.25%, 03/31/2023	323,000	317,348
6.88%, 02/01/2022 (D)	1,911,000	1,500,135
7.13%, 07/15/2020 (D)	1,169,000	1,055,022
DaVita, Inc.
5.13%, 07/15/2024	562,000	563,405
5.75%, 08/15/2022	415,000	425,375
HCA Healthcare, Inc.
6.25%, 02/15/2021	831,000	899,557
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,736,000	1,874,632
5.88%, 02/15/2026	405,000	434,869
7.50%, 02/15/2022	1,696,000	1,945,634
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	1,257,000	1,295,855
LifePoint Health, Inc.
5.38%, 05/01/2024 (D)	900,000	936,000
5.88%, 12/01/2023	718,000	758,603
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	522,081
5.13%, 05/01/2025 (A) (D)	284,000	280,095
6.00%, 10/01/2020	341,000	363,407
6.75%, 06/15/2023 (D)	369,000	354,240
8.13%, 04/01/2022	1,512,000	1,538,460

		15,212,843

Health Care Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (A)	412,000	420,240

Hotels, Restaurants & Leisure - 5.3%
Boyd Gaming Corp.
6.38%, 04/01/2026	165,000	180,056
6.88%, 05/15/2023	1,093,000	1,168,832
FelCor Lodging, LP
5.63%, 03/01/2023	1,179,000	1,221,739
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,978,000	2,222,777
MGM Resorts International
6.00%, 03/15/2023	1,537,000	1,694,542
6.63%, 12/15/2021	509,000	572,625
6.75%, 10/01/2020	285,000	314,213
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	967,000	992,384
4.75%, 12/15/2021 (A)	653,000	677,487
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	891,000	899,910
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	570,000	604,913
10.00%, 12/01/2022	2,623,000	2,904,972
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	1,268,000	1,272,375
6.25%, 05/15/2025 (A)	723,000	745,594

		15,472,419

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 2.6%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (A) (E)	$ 664,000	$ 664,000
6.75%, 03/15/2025 (D)	533,000	561,302
8.75%, 03/15/2022	322,000	355,931
CalAtlantic Group, Inc.
5.00%, 06/15/2027	398,000	402,229
KB Home
7.00%, 12/15/2021	1,211,000	1,359,347
7.25%, 06/15/2018	178,000	183,785
7.63%, 05/15/2023	812,000	925,680
Meritage Homes Corp.
4.50%, 03/01/2018	1,000	1,005
5.13%, 06/06/2027	408,000	409,020
7.15%, 04/15/2020	1,327,000	1,459,700
Tempur Sealy International, Inc.
5.50%, 06/15/2026	485,000	497,125
5.63%, 10/15/2023	779,000	818,924

		7,638,048

Independent Power & Renewable Electricity Producers - 2.2%
Calpine Corp.
5.25%, 06/01/2026 (A)	609,000	605,955
5.75%, 01/15/2025	1,297,000	1,224,044
5.88%, 01/15/2024 (A)	825,000	852,885
6.00%, 01/15/2022 (A)	683,000	706,905
Dynegy, Inc.
6.75%, 11/01/2019	228,000	235,980
7.63%, 11/01/2024 (D)	614,000	636,257
8.00%, 01/15/2025 (A) (D)	652,000	674,820
8.13%, 01/30/2026 (A)	158,000	162,740
NRG Energy, Inc.
6.63%, 03/15/2023	559,000	577,866
7.25%, 05/15/2026	808,000	866,580

		6,544,032

Insurance - 1.4%
Genworth Holdings, Inc.
4.90%, 08/15/2023	698,000	596,790
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.44% (B), 02/12/2067 (A)	1,518,000	1,457,280
Lincoln National Corp.
3-Month LIBOR + 2.36%, 3.67% (B), 05/17/2066	2,091,000	1,944,630

		3,998,700

IT Services - 0.6%
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	409,090
5.75%, 01/15/2024 (A)	803,000	840,139
7.00%, 12/01/2023 (A)	503,000	537,103

		1,786,332

Machinery - 1.8%
CNH Industrial Capital LLC
3.88%, 07/16/2018 - 10/15/2021	800,000	816,369
4.38%, 04/05/2022	344,000	361,200
Meritor, Inc.
6.25%, 02/15/2024	1,108,000	1,178,635
6.75%, 06/15/2021	156,000	161,460

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Novelis Corp.
5.88%, 09/30/2026 (A)	$ 523,000	$ 530,845
6.25%, 08/15/2024 (A)	520,000	542,204
Vertiv Group Corp.
9.25%, 10/15/2024 (A)	553,000	622,125
Xerium Technologies, Inc.
9.50%, 08/15/2021	863,000	893,205

		5,106,043

Media - 8.0%
Cablevision Systems Corp.
7.75%, 04/15/2018	826,000	847,683
8.00%, 04/15/2020	858,000	951,308
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	204,000	203,296
5.13%, 02/15/2023	780,000	805,350
5.13%, 05/01/2027 (A)	879,000	891,086
5.25%, 03/15/2021	425,000	437,750
5.50%, 05/01/2026 (A)	273,000	282,896
5.75%, 02/15/2026 (A)	110,000	115,335
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (A)	400,000	442,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,619,000	1,663,362
7.63%, 03/15/2020	2,996,000	2,958,175
CSC Holdings LLC
6.63%, 10/15/2025 (A)	1,199,000	1,312,905
10.13%, 01/15/2023 (A)	449,000	518,034
10.88%, 10/15/2025 (A)	483,000	597,109
DISH DBS Corp.
5.00%, 03/15/2023	284,000	290,213
5.88%, 11/15/2024	795,000	833,259
6.75%, 06/01/2021	605,000	665,500
7.75%, 07/01/2026	1,342,000	1,540,844
7.88%, 09/01/2019	854,000	932,995
iHeartCommunications, Inc.
9.00%, 03/01/2021	100,000	71,000
10.63%, 03/15/2023	587,000	413,835
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	812,000	824,075
Unitymedia GmbH
6.13%, 01/15/2025 (A)	525,000	559,781
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	776,000	782,790
6.75%, 09/15/2022 (A)	2,755,000	2,857,844
Ziggo Secured Finance BV
5.50%, 01/15/2027 (A)	1,600,000	1,639,504

		23,437,929

Metals & Mining - 3.1%
Anglo American Capital PLC
3.75%, 04/10/2022 (A)	332,000	340,499
4.75%, 04/10/2027 (A)	225,000	234,844
ArcelorMittal
7.50%, 10/15/2039	1,500,000	1,800,000
Constellium NV
5.75%, 05/15/2024 (A)	848,000	848,000
6.63%, 03/01/2025 (A) (D)	585,000	598,894
7.88%, 04/01/2021 (A)	250,000	265,000
8.00%, 01/15/2023 (A) (D)	675,000	713,812
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	910,000	850,281
6.50%, 11/15/2020	252,000	257,796
6.75%, 02/01/2022	495,000	516,038
6.88%, 02/15/2023	494,000	538,460

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
New Gold, Inc.
6.25%, 11/15/2022 (A)	$ 351,000	$ 364,601
6.38%, 05/15/2025 (A)	571,000	603,833
Teck Resources, Ltd.
6.00%, 08/15/2040	853,000	925,505
8.50%, 06/01/2024 (A)	146,000	167,535

		9,025,098

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.00%, 12/15/2021	244,000	254,675

Multiline Retail - 0.3%
Dollar Tree, Inc.
5.75%, 03/01/2023	813,000	857,715

Oil, Gas & Consumable Fuels - 9.0%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88%, 12/15/2024 (A) (D)	718,000	775,440
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	400,000	434,000
Bill Barrett Corp.
8.75%, 06/15/2025 (D)	435,000	417,600
Callon Petroleum Co.
6.13%, 10/01/2024	803,000	831,105
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (D)	159,000	161,385
7.50%, 09/15/2020 (D)	624,000	637,260
8.25%, 07/15/2025	590,000	640,888
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	590,000	634,988
Chesapeake Energy Corp.
8.00%, 12/15/2022 - 06/15/2027 (A) (D)	1,005,000	1,056,287
Citgo Holding, Inc.
10.75%, 02/15/2020 (A)	1,325,000	1,427,687
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	769,000	792,070
Continental Resources, Inc.
4.50%, 04/15/2023 (D)	436,000	437,090
5.00%, 09/15/2022	597,000	606,701
Denbury Resources, Inc.
9.00%, 05/15/2021 (A) (D)	692,000	675,565
Diamondback Energy, Inc.
4.75%, 11/01/2024	265,000	270,300
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024 (A) (D)	215,000	217,150
9.38%, 05/01/2020	331,000	275,558
Gulfport Energy Corp.
6.00%, 10/15/2024	217,000	218,628
6.38%, 05/15/2025	640,000	648,000
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	314,821
8.05%, 10/15/2030, MTN	134,000	162,032
NGPL PipeCo LLC
4.38%, 08/15/2022 (A)	153,000	158,738
4.88%, 08/15/2027 (A)	32,000	33,531
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (D)	120,000	122,400
6.88%, 03/15/2022 (D)	939,000	955,432
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	240,000	243,900
5.38%, 01/15/2025 (A)	505,000	515,731

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.
6.13%, 09/15/2024	$ 890,000	$ 930,050
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	705,000	786,662
SM Energy Co.
6.13%, 11/15/2022 (D)	619,000	620,548
6.50%, 11/15/2021	426,000	430,260
6.50%, 01/01/2023 (D)	182,000	183,365
6.75%, 09/15/2026	118,000	118,000
Southwestern Energy Co.
7.50%, 04/01/2026	582,000	605,280
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	348,145
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025 (A)	676,000	697,970
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020	213,000	219,390
6.25%, 04/15/2021	920,000	964,022
6.38%, 04/01/2023	1,025,000	1,089,062
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (D)	509,000	509,000
5.13%, 02/01/2025	421,000	433,630
6.75%, 03/15/2024	550,000	596,750
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	118,000	120,360
7.13%, 04/15/2025 (A) (D)	587,000	592,870
Whiting Petroleum Corp.
5.75%, 03/15/2021 (D)	845,000	830,212
WildHorse Resource Development Corp.
6.88%, 02/01/2025 (A)	1,083,000	1,081,646
WPX Energy, Inc.
5.25%, 09/15/2024 (D)	361,000	361,903
6.00%, 01/15/2022	220,000	227,425
8.25%, 08/01/2023	726,000	814,027

		26,224,864

Paper & Forest Products - 0.2%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	555,000	583,444

Personal Products - 0.6%
High Ridge Brands Co.
8.88%, 03/15/2025 (A)	328,000	312,420
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (D)	1,739,000	1,517,278

		1,829,698

Pharmaceuticals - 1.7%
Endo Dac / Endo Finance LLC
6.00%, 07/15/2023 (A)	1,448,000	1,194,600
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	405,000	378,675
5.88%, 05/15/2023 (A)	1,839,000	1,625,216
6.13%, 04/15/2025 (A)	67,000	58,709
6.38%, 10/15/2020 (A) (D)	1,386,000	1,389,465
6.50%, 03/15/2022 (A)	125,000	132,188
7.50%, 07/15/2021 (A) (D)	323,000	322,192

		5,101,045

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	$ 1,258,000	$ 1,335,053

Road & Rail - 0.3%
Hertz Corp.
5.50%, 10/15/2024 (A)	78,000	70,200
6.25%, 10/15/2022 (D)	668,000	634,600
7.38%, 01/15/2021 (D)	295,000	296,106

		1,000,906

Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.
7.50%, 09/15/2023	166,000	184,468
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	896,000	934,080

		1,118,548

Software - 0.9%
Infor US, Inc.
5.75%, 08/15/2020 (A)	227,000	233,526
6.50%, 05/15/2022	1,443,000	1,496,204
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	980,000	1,015,525

		2,745,255

Specialty Retail - 1.3%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	490,000	262,150
9.00%, 03/15/2019 (A)	331,000	189,829
L Brands, Inc.
6.75%, 07/01/2036	1,206,000	1,166,564
6.88%, 11/01/2035	773,000	749,810
Men’s Wearhouse, Inc.
7.00%, 07/01/2022 (D)	839,000	799,147
PetSmart, Inc.
5.88%, 06/01/2025 (A)	718,000	626,455

		3,793,955

Technology Hardware, Storage & Peripherals - 2.4%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	566,000	619,430
7.13%, 06/15/2024 (A) (D)	268,000	296,093
8.35%, 07/15/2046 (A)	408,000	524,008
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	1,060,000	1,149,061
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	569,000	541,972
Seagate HDD Cayman
4.25%, 03/01/2022 (A)	203,000	201,864
4.75%, 06/01/2023 (D)	617,000	625,354
4.75%, 01/01/2025	385,000	374,787
4.88%, 06/01/2027	128,000	120,694
5.75%, 12/01/2034 (D)	700,000	657,399
Western Digital Corp.
7.38%, 04/01/2023 (A)	880,000	964,040
10.50%, 04/01/2024	831,000	976,425

		7,051,127

Trading Companies & Distributors - 0.8%
United Rentals North America, Inc.
4.88%, 01/15/2028	168,000	168,840
5.50%, 07/15/2025 (D)	1,572,000	1,684,005

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
United Rentals North America, Inc. (continued)
5.50%, 05/15/2027	$ 470,000	$ 501,137
7.63%, 04/15/2022	95,000	98,876

		2,452,858

Wireless Telecommunication Services - 2.0%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	2,439,000	2,619,901
11.50%, 11/15/2021	955,000	1,213,862
Sprint Corp.
7.88%, 09/15/2023	1,085,000	1,258,600
T-Mobile USA, Inc.
4.00%, 04/15/2022	360,000	372,787
6.13%, 01/15/2022	65,000	67,600
6.63%, 04/01/2023	299,000	314,704

		5,847,454

Total Corporate Debt Securities (Cost $266,685,221)		275,922,872

LOAN ASSIGNMENTS - 1.5%
Containers & Packaging - 0.1%
Coveris Holdings SA
Term Loan B,
3-Month LIBOR + 4.25%, 5.58% (B), 06/29/2022	432,752	431,265

Electric Utilities - 0.1%
Homer City Generation, LP
Term Loan,
1-Month LIBOR + 11.00%, 12.24% (B), 02/08/2023	367,080	312,018

Electrical Equipment - 0.1%
Atkore International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.34% (B), 12/22/2023	320,156	321,917

Energy Equipment & Services - 0.3%
Weatherford International, Ltd.
Term Loan,
1-Month LIBOR + 2.30%, 3.54% (B), 07/13/2020	866,176	835,860

IT Services - 0.3%
First Data Corp.
Term Loan,
1-Month LIBOR + 2.25%, 3.49% (B), 07/08/2022	750,000	750,656

Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
1-Month LIBOR + 4.00%, 5.24% (B), 11/30/2023	653,179	657,261

	Principal	Value
LOAN ASSIGNMENTS (continued)
Marine - 0.2%
Commercial Barge Line Co.
1st Lien Term Loan,
1-Month LIBOR + 8.75%, 9.99% (B), 11/12/2020	$ 689,125	$ 544,753

Software - 0.2%
Kronos, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 8.25%, 9.56% (B), 11/01/2024	454,000	467,280

Total Loan Assignments (Cost $4,479,906)		4,321,010

	Shares	Value
COMMON STOCK - 0.2%
Electric Utilities - 0.2%
Homer City Generation LLC (G) (H) (I) (J)	39,132	541,195

Total Common Stock (Cost $2,125,325)		541,195

PREFERRED STOCKS - 1.4%
Banks - 1.0%
GMAC Capital Trust I
Series 2, 3-Month LIBOR + 5.79%, 7.10% (B)	114,000	3,009,600

Building Products - 0.4%
Associated Materials Group, Inc.
PIK Rate 14.00%, Cash Rate 0.00% (F) (G) (H) (I)	1,215,387	1,092,633

Total Preferred Stocks (Cost $3,878,023)		4,102,233

WARRANT - 0.0% (J)
Building Products - 0.0% (J)
Associated Materials Group, Inc. (G) (H) (I) (K)
Exercise Price $0
Expiration Date 11/17/2023	15,911	15,752

Total Warrant (Cost $0)		15,752

SECURITIES LENDING COLLATERAL - 11.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (L)	33,949,395	33,949,395

Total Securities Lending Collateral (Cost $33,949,395)		33,949,395

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.6%

Fixed Income Clearing Corp. 0.12% (L), dated 09/29/2017, to be repurchased at $4,773,351 on 10/02/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $4,872,691.

	$ 4,773,303	$ 4,773,303

Total Repurchase Agreement (Cost $4,773,303)		4,773,303

Total Investments (Cost $315,891,173)		323,625,760
Net Other Assets (Liabilities) - (10.6)%		(31,042,703)

Net Assets - 100.0%		$ 292,583,057

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$275,922,872	$—	$275,922,872
Loan Assignments	—	4,321,010	—	4,321,010
Common Stock	—	—	541,195	541,195
Preferred Stocks	3,009,600	—	1,092,633	4,102,233
Warrant	—	—	15,752	15,752
Securities Lending Collateral	33,949,395	—	—	33,949,395
Repurchase Agreement	—	4,773,303	—	4,773,303

Total Investments	$36,958,995	$285,017,185	$1,649,580	$323,625,760

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $119,239,337, representing 40.8% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $33,251,556. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, total value of securities is $1,649,580, representing 0.6% of the Portfolio’s net assets.
(H)	Illiquid security. At September 30, 2017, the value of such securities amounted to $1,649,580 or 0.6% of the Portfolio’s net assets.
(I)	Securities are Level 3 of the fair value hierarchy.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Non-income producing security.
(L)	Rates disclosed reflect the yields at September 30, 2017.
(M)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
PIK	Payment-in-kind

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.1%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.94% (A), 07/25/2036	$ 4,581,812	$ 4,564,878
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1-Month LIBOR + 0.73%, 1.97% (A), 04/25/2039 (B)	2,836,877	2,835,244
Navient Student Loan Trust
Series 2017-1A, Class A2,
1-Month LIBOR + 0.75%, 1.99% (A), 07/26/2066 (B)	5,000,000	5,058,968
SBA Small Business Investment Cos.
Series 2012-10B, Class 1, 2.25%, 09/10/2022	3,498,429	3,501,958
SLM Student Loan Trust
Series 2005-10, Class B,
3-Month LIBOR + 0.27%, 1.58% (A), 10/26/2026	6,010,000	5,795,412
Series 2006-2, Class A6,
3-Month LIBOR + 0.17%, 1.48% (A), 01/25/2041	5,000,000	4,828,444
South Carolina Student Loan Corp.
Series 2010-1, Class A2,
3-Month LIBOR + 1.00%, 2.31% (A), 07/25/2025	4,254,836	4,285,726

Total Asset-Backed Securities (Cost $30,829,725)		30,870,630

CERTIFICATES OF DEPOSIT - 5.2%
Banks - 2.6%
Wells Fargo Bank NA
3-Month LIBOR + 0.35%, 1.66% (A), 11/16/2017	10,000,000	10,004,224

Capital Markets - 2.6%
Credit Suisse AG
1-Month LIBOR + 0.25%, 1.49% (A), 11/01/2017	10,000,000	10,000,000

Total Certificates of Deposit (Cost $20,004,224)		20,004,224

CORPORATE DEBT SECURITIES - 15.7%
Automobiles - 0.4%
General Motors Co.
3.50%, 10/02/2018	1,645,000	1,671,710

Banks - 3.7%
Bank of America Corp.
3.88%, 08/01/2025, MTN	8,540,000	8,945,787
Barclays Bank PLC
10.18%, 06/12/2021 (B)	1,440,000	1,783,322

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (A), 06/30/2019 (B) (C)	$ 1,400,000	$ 1,582,000
ING Bank NV
5.80%, 09/25/2023 (B)	1,500,000	1,712,615

		14,023,724

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,250,000	1,295,968
Constellation Brands, Inc.
4.25%, 05/01/2023	1,000,000	1,071,892

		2,367,860

Biotechnology - 0.3%
Celgene Corp.
3.55%, 08/15/2022	1,000,000	1,045,261

Building Products - 0.4%
Owens Corning
4.20%, 12/15/2022	1,500,000	1,591,755

Capital Markets - 2.6%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	7,800,000	8,235,805
Morgan Stanley
3.75%, 02/25/2023, MTN	1,500,000	1,566,298

		9,802,103

Communications Equipment - 0.4%
Harris Corp.
5.55%, 10/01/2021	1,385,000	1,533,486

Consumer Finance - 1.0%
Discover Financial Services
3.85%, 11/21/2022	2,300,000	2,362,546
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	1,410,000	1,484,093

		3,846,639

Diversified Financial Services - 0.5%
Portmarnock Leasing LLC
1.74%, 10/22/2024	1,884,907	1,848,708

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
2.45%, 06/30/2020	2,000,000	2,014,256
CenturyLink, Inc.
5.80%, 03/15/2022	1,170,000	1,166,139
Verizon Communications, Inc.
4.50%, 09/15/2020	2,000,000	2,145,666

		5,326,061

Electrical Equipment - 0.3%
Siemens Financieringsmaatschappij NV
2.15%, 05/27/2020 (B)	1,250,000	1,256,149

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,250,000	1,290,971

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
3.40%, 11/30/2023	1,250,000	1,288,942

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.4%
General Electric Co.
4.65%, 10/17/2021, MTN	$ 1,250,000	$ 1,368,833

Insurance - 1.1%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,750,000	1,918,590
Prudential Financial, Inc.
Fixed until 05/15/2025, 5.38% (A), 05/15/2045 (D)	2,265,000	2,446,200

		4,364,790

Media - 0.4%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	1,675,000	1,654,063

Oil, Gas & Consumable Fuels - 0.7%
BP Capital Markets PLC
4.74%, 03/11/2021	1,250,000	1,355,326
Energy Transfer, LP
7.60%, 02/01/2024 (D)	1,000,000	1,172,065

		2,527,391

Road & Rail - 0.9%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (B)	987,000	987,167
7.13%, 10/15/2020 (B)	2,000,000	2,260,157

		3,247,324

Total Corporate Debt Securities (Cost $57,519,280)		60,055,770

MORTGAGE-BACKED SECURITIES - 1.5%
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.49%(A), 08/26/2035 (B)	409,122	408,859
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.67%(A), 09/10/2035 (B)	5,000,000	5,184,674

Total Mortgage-Backed Securities (Cost $5,478,258)		5,593,533

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.7%
Texas - 1.1%
North Texas Higher Education Authority, Inc., Revenue Bonds,
Series 1,
1-Month LIBOR + 1.00%, 2.24% (A), 12/01/2034	4,271,546	4,323,744

Vermont - 0.6%
Vermont Student Assistance Corp., Certificate of Obligation,
1-Month LIBOR + 0.70%, 1.93% (A), 07/28/2034	2,217,579	2,199,860

Total Municipal Government Obligations (Cost $6,478,360)		6,523,604

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	5,150,000	5,155,392

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
3.11%, 02/25/2023	$ 10,000,000	$ 10,374,862
3.31%, 09/25/2025	15,000,000	15,667,109
3.53%, 06/25/2020	5,500,000	5,699,937
3.97% (A), 01/25/2021	2,945,000	3,116,521
4.08% (A), 11/25/2020	3,690,000	3,901,497
4.22%, 03/25/2020	2,000,000	2,097,177
Federal Home Loan Mortgage Corp. REMIC
4.00%, 02/15/2029	504,393	510,734
Federal National Mortgage Association
1.88%, 12/28/2020 (D)	4,000,000	4,020,620
4.00%, TBA (E)	20,000,000	21,057,812
Government National Mortgage Association
4.59% (A), 06/20/2062	8,167,087	8,422,803
4.62% (A), 10/20/2061	5,680,477	5,803,757
4.66% (A), 09/20/2061 - 10/20/2061	10,323,540	10,552,879
4.69% (A), 12/20/2061	3,518,035	3,598,988
4.73% (A), 07/20/2061	6,664,073	6,795,495
4.74% (A), 08/20/2061	5,633,581	5,790,809
Overseas Private Investment Corp.
5.14%, 12/15/2023	12,348	13,596
Tennessee Valley Authority
2.88%, 02/01/2027	15,000,000	15,389,055
4.25%, 09/15/2065	4,000,000	4,553,100

Total U.S. Government Agency Obligations (Cost $133,524,362)		132,522,143

U.S. GOVERNMENT OBLIGATIONS - 37.2%
U.S. Treasury - 37.2%
U.S. Treasury Bond
2.25%, 08/15/2046	5,700,000	5,011,769
2.50%, 02/15/2046	9,996,000	9,295,890
2.88%, 11/15/2046	6,100,000	6,121,684
3.00%, 11/15/2045	4,000,000	4,114,531
3.50%, 02/15/2039	1,414,500	1,597,169
4.38%, 05/15/2040	15,881,700	20,246,066
6.25%, 05/15/2030	3,000,000	4,260,586
U.S. Treasury Note
0.75%, 02/15/2019 - 08/15/2019	14,706,400	14,524,585
1.00%, 03/15/2019	4,424,000	4,397,387
1.13%, 02/28/2021 - 06/30/2021	37,560,000	36,810,019
1.25%, 03/31/2021 - 10/31/2021	11,362,000	11,134,882
1.38%, 01/31/2021	1,700,000	1,682,004
1.50%, 03/31/2023 - 08/15/2026	4,798,000	4,596,631
1.63%, 05/15/2026	2,471,400	2,344,161
2.00%, 09/30/2020 - 07/31/2022	6,678,900	6,729,732
2.00%, 08/15/2025 (D)	1,800,000	1,769,203
2.25%, 11/15/2025	7,700,000	7,699,699

Total U.S. Government Obligations (Cost $144,021,321)		142,335,998

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (F)	5,684,672	5,684,672

Total Securities Lending Collateral (Cost $5,684,672)		5,684,672

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp. 0.12% (F), dated 09/29/2017, to be repurchased at $1,943,609 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.63%, due 05/31/2023, and with a value of $1,985,345.

	$ 1,943,590	$ 1,943,590

Total Repurchase Agreement (Cost $1,943,590)		1,943,590

Total Investments (Cost $405,483,792)		405,534,164
Net Other Assets (Liabilities) - (6.1)%		(23,235,251)

Net Assets - 100.0%		$ 382,298,913

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	104	12/29/2017	$22,496,419	$22,433,125	$—	$(63,294)
5-Year U.S. Treasury Note	Long	171	12/29/2017	20,252,910	20,092,500	—	(160,410)
10-Year U.S. Treasury Bond	Short	(71)	12/19/2017	(9,676,708)	(9,537,297)	139,411	—
10-Year U.S. Treasury Note	Long	44	12/19/2017	5,579,463	5,513,750	—	(65,713)
U.S. Treasury Bond	Long	23	12/19/2017	3,749,407	3,674,750	—	(74,657)

Total						$139,411	$(364,074)

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$30,870,630	$—	$30,870,630
Certificates of Deposit	—	20,004,224	—	20,004,224
Corporate Debt Securities	—	60,055,770	—	60,055,770
Mortgage-Backed Securities	—	5,593,533	—	5,593,533
Municipal Government Obligations	—	6,523,604	—	6,523,604
U.S. Government Agency Obligations	—	132,522,143	—	132,522,143
U.S. Government Obligations	—	142,335,998	—	142,335,998
Securities Lending Collateral	5,684,672	—	—	5,684,672
Repurchase Agreement	—	1,943,590	—	1,943,590

Total Investments	$5,684,672	$399,849,492	$—	$405,534,164

Other Financial Instruments
Futures Contracts (H)	$139,411	$—	$—	$139,411

Total Other Financial Instruments	$139,411	$—	$—	$139,411

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(364,074)	$—	$—	$(364,074)

Total Other Financial Instruments	$(364,074)	$—	$—	$(364,074)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $23,069,155, representing 6.0% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,568,969. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2017. Fixed income security may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(F)	Rates disclosed reflect the yields at September 30, 2017.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
U.S. Mixed Allocation Fund - 95.0%
American Funds Insurance Series - Asset Allocation Fund	27,225,341	$ 634,894,947

Total Investment Company (Cost $589,617,833)		634,894,947

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
Fixed Income Clearing Corp. 0.12% (A), dated 09/29/2017, to be repurchased at $33,371,331 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $34,039,559.	$ 33,370,997	33,370,997

Total Repurchase Agreement (Cost $33,370,997)		33,370,997

Total Investments (Cost $622,988,830)		668,265,944
Net Other Assets (Liabilities) - (0.0)%		(134,103)

Net Assets - 100.0%		$ 668,131,841

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$634,894,947	$—	$—	$634,894,947
Repurchase Agreement	—	33,370,997	—	33,370,997

Total Investments	$634,894,947	$33,370,997	$—	$668,265,944

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2017.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.1%
International Alternative Fund - 1.5%
Transamerica Unconstrained Bond (A)	2,181,344	$ 22,206,085

International Equity Funds - 13.4%
Transamerica Developing Markets Equity (A)	3,719,529	44,299,588
Transamerica International Equity (A)	4,407,025	85,231,864
Transamerica International Equity Opportunities (A)	5,155,712	45,679,608
Transamerica International Small Cap Value (A)	1,514,726	20,721,456

		195,932,516

U.S. Equity Funds - 24.0%
Transamerica Jennison Growth VP (B)	3,434,819	34,554,282
Transamerica JPMorgan Enhanced Index VP (B)	7,156,823	145,784,488
Transamerica JPMorgan Mid Cap Value VP (B)	1,311,927	21,161,380
Transamerica Large Cap Value (A)	4,777,667	65,071,819
Transamerica Mid Cap Value Opportunities (A)	1,778,318	21,410,954
Transamerica T. Rowe Price Small Cap VP (B)	2,050,635	30,164,836
Transamerica WMC US Growth VP (B)	1,248,194	33,801,081

		351,948,840

U.S. Fixed Income Funds - 42.0%
Transamerica Core Bond (A)	16,309,578	162,769,585
Transamerica Floating Rate (A)	779,998	7,768,780
Transamerica High Yield Bond (A)	9,359,816	88,356,661
Transamerica Intermediate Bond (A)	34,845,511	355,772,671

		614,667,697

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 16.2%
Transamerica PIMCO Total Return VP (B)	20,568,143	$ 237,767,732

Total Investment Companies (Cost $1,366,675,151)		1,422,522,870

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note
0.75%, 01/31/2018 (C)	$ 9,955,000	9,941,256

Total U.S. Government Obligation (Cost $9,940,794)		9,941,256

REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp. 0.12% (D), dated 09/29/2017, to be repurchased at $15,664,657 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 06/30/2023, and with a value of $15,979,222.	15,664,500	15,664,500

Total Repurchase Agreement (Cost $15,664,500)		15,664,500

Total Investments (Cost $1,392,280,445)		1,448,128,626
Net Other Assets (Liabilities) - 1.1%		16,561,207

Net Assets - 100.0%		$ 1,464,689,833

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(875)	12/29/2017	$(103,400,998)	$(102,812,500)	$588,498	$—
CAD Currency	Long	136	12/19/2017	10,906,575	10,914,680	8,105	—
EUR Currency	Long	202	12/18/2017	30,428,597	29,957,863	—	(470,734)
EURO STOXX 50® Index	Long	734	12/15/2017	30,284,555	31,022,332	737,777	—
FTSE 100 Index	Short	(159)	12/15/2017	(15,735,746)	(15,616,226)	119,520	—
MSCI EAFE Index	Short	(47)	12/15/2017	(4,585,343)	(4,649,240)	—	(63,897)
MSCI Emerging Markets Index	Long	525	12/15/2017	29,008,912	28,594,125	—	(414,787)
S&P 500® E-Mini	Long	586	12/15/2017	72,107,025	73,721,730	1,614,705	—
S&P/ASX 200 Index	Long	131	12/21/2017	14,668,653	14,560,579	—	(108,074)
S&P/TSX 60 Index	Short	(52)	12/14/2017	(7,284,970)	(7,657,367)	—	(372,397)
TOPIX Index	Long	201	12/07/2017	28,210,671	29,920,018	1,709,347	—
U.S. Treasury Bond	Long	27	12/19/2017	4,531,000	4,458,375	—	(72,625)

Total						$4,777,952	$(1,502,514)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,422,522,870	$—	$—	$1,422,522,870
U.S. Government Obligation	—	9,941,256	—	9,941,256
Repurchase Agreement	—	15,664,500	—	15,664,500

Total Investments	$1,422,522,870	$25,605,756	$—	$1,448,128,626

Other Financial Instruments
Futures Contracts (F)	$4,777,952	$—	$—	$4,777,952

Total Other Financial Instruments	$4,777,952	$—	$—	$4,777,952

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,502,514)	$—	$—	$(1,502,514)

Total Other Financial Instruments	$(1,502,514)	$—	$—	$(1,502,514)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $9,941,256.
(D)	Rate disclosed reflects the yield at September 30, 2017.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.4%
International Alternative Fund - 2.8%
Transamerica Unconstrained Bond (A)	2,811,957	$ 28,625,722

International Equity Funds - 34.5%
Transamerica Developing Markets Equity (A)	7,613,456	90,676,265
Transamerica International Equity (A)	6,288,895	121,627,227
Transamerica International Equity Opportunities (A)	11,507,349	101,955,113
Transamerica International Small Cap Value (A)	2,313,837	31,653,288

		345,911,893

U.S. Alternative Fund - 2.0%
Transamerica Clarion Global Real Estate Securities VP (B)	1,576,857	19,805,325

U.S. Equity Funds - 54.2%
Transamerica Janus Mid-Cap Growth VP (B)	420,641	12,800,103
Transamerica Jennison Growth VP (B)	9,032,831	90,870,284
Transamerica JPMorgan Enhanced Index VP (B)	5,175,892	105,432,925
Transamerica JPMorgan Mid Cap Value VP (B)	522,072	8,421,015
Transamerica Large Cap Value (A)	11,795,765	160,658,318
Transamerica Mid Cap Growth (A)	679,934	9,621,071
Transamerica Mid Cap Value Opportunities (A)	1,446,862	17,420,223
Transamerica Small Cap Value (A)	1,714,145	20,518,313
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	3,075	1,910
Transamerica T. Rowe Price Small Cap VP (B)	2,058,098	30,274,621
Transamerica WMC US Growth VP (B)	3,223,200	87,284,250

		543,303,033

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Fund - 2.9%
Transamerica High Yield Bond (A)	3,052,236	$ 28,813,107

Total Investment Companies (Cost $853,354,600)		966,459,080

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Note
0.75%, 01/31/2018 (H)	$ 9,975,000	9,961,229

Total U.S. Government Obligation (Cost $9,961,584)		9,961,229

REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp. 0.12% (I), dated 09/29/2017, to be repurchased at $20,279,588 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $20,685,378.	20,279,385	20,279,385

Total Repurchase Agreement (Cost $20,279,385)		20,279,385

Total Investments (Cost $883,595,569)		996,699,694
Net Other Assets (Liabilities) - 0.6%		5,757,823

Net Assets - 100.0%		$ 1,002,457,517

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(214)	12/29/2017	$(25,286,660)	$(25,145,000)	$141,660	$—
CAD Currency	Long	248	12/19/2017	19,888,455	19,903,240	14,785	—
EUR Currency	Long	135	12/18/2017	20,335,944	20,021,344	—	(314,600)
EURO STOXX 50® Index	Long	490	12/15/2017	20,217,203	20,709,731	492,528	—
FTSE 100 Index	Short	(103)	12/15/2017	(10,193,599)	(10,116,171)	77,428	—
MSCI EAFE Index	Long	51	12/15/2017	4,975,791	5,044,920	69,129	—
MSCI Emerging Markets Index	Long	367	12/15/2017	20,256,790	19,988,655	—	(268,135)
Russell 2000® Mini Index	Long	408	12/15/2017	28,617,797	30,455,160	1,837,363	—
S&P 500® E-Mini	Long	620	12/15/2017	76,290,709	77,999,100	1,708,391	—
S&P/ASX 200 Index	Long	88	12/21/2017	9,853,751	9,781,152	—	(72,599)
S&P/TSX 60 Index	Short	(35)	12/14/2017	(4,903,345)	(5,153,997)	—	(250,652)
TOPIX Index	Long	134	12/07/2017	18,807,113	19,946,678	1,139,565	—

Total						$5,480,849	$(905,986)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$966,457,170	$—	$—	$966,457,170
U.S. Government Obligation	—	9,961,229	—	9,961,229
Repurchase Agreement	—	20,279,385	—	20,279,385

Total	$966,457,170	$30,240,614	$—	$996,697,784

Investment Companies Measured at Net Asset Value (K)				1,910

Total Investments				$996,699,694

Other Financial Instruments
Futures Contracts (L)	$5,480,849	$—	$—	$5,480,849

Total Other Financial Instruments	$5,480,849	$—	$—	$5,480,849

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(905,986)	$—	$—	$(905,986)

Total Other Financial Instruments	$(905,986)	$—	$—	$(905,986)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Issuer is affiliated with the Portfolio’s investment manager.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $1,910, representing less than 0.1% of the Portfolio’s net assets.
(F)	Illiquid security. At September 30, 2017, the value of such securities amounted to $1,910 or less than 0.1% of the Portfolio’s net assets.
(G)	Restricted security. At September 30, 2017, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,910	0.0	% (M)

(H)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $9,192,291.
(I)	Rate disclosed reflects the yield at September 30, 2017.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(M)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.1%
International Alternative Funds - 1.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	70,452	$ 408,699
Transamerica Unconstrained Bond (F)	7,556,513	76,925,305

		77,334,004

International Equity Funds - 24.3%
Transamerica Developing Markets Equity (F)	21,333,023	254,076,300
Transamerica International Equity (F)	26,280,634	508,267,460
Transamerica International Equity Opportunities (F)	42,425,958	375,893,986
Transamerica International Small Cap Value (F)	9,612,758	131,502,526

		1,269,740,272

U.S. Alternative Fund - 2.0%
Transamerica Clarion Global Real Estate Securities VP (G)	8,200,275	102,995,450

U.S. Equity Funds - 45.6%
Transamerica Janus Mid-Cap Growth VP (G)	2,853,139	86,821,035
Transamerica Jennison Growth VP (G)	24,951,871	251,015,818
Transamerica JPMorgan Enhanced Index VP (G)	41,198,103	839,205,362
Transamerica JPMorgan Mid Cap Value VP (G)	5,561,242	89,702,834
Transamerica Large Cap Value (F)	36,599,454	498,484,569
Transamerica Mid Cap Growth (F)	5,839,485	82,628,719
Transamerica Mid Cap Value Opportunities (F)	6,560,679	78,990,573
Transamerica Small Cap Value (F)	6,667,601	79,811,182
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	16,244	10,089
Transamerica T. Rowe Price Small Cap VP (G)	8,893,507	130,823,492
Transamerica WMC US Growth VP (G)	9,221,024	249,705,338

		2,387,199,011

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 18.0%
Transamerica Core Bond (F)	16,619,641	$ 165,864,016
Transamerica Floating Rate (F)	18,051,998	179,797,901
Transamerica High Yield Bond (F)	29,376,131	277,310,673
Transamerica Intermediate Bond (F)	31,325,851	319,836,937

		942,809,527

U.S. Mixed Allocation Fund - 5.7%
Transamerica PIMCO Total Return VP (G)	25,671,052	296,757,365

Total Investment Companies (Cost $4,588,632,153)		5,076,835,629

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note
0.75%, 01/31/2018 (H)	$ 39,663,000	39,608,241

Total U.S. Government Obligation (Cost $39,606,729)		39,608,241

REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp. 0.12% (I), dated 09/29/2017, to be repurchased at $71,193,672 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.63%, due 05/31/2023, and with a value of $72,620,284.	71,192,960	71,192,960

Total Repurchase Agreement (Cost $71,192,960)		71,192,960

Total Investments (Cost $4,699,431,842)		5,187,636,830
Net Other Assets (Liabilities) - 0.8%		41,123,908

Net Assets - 100.0%		$ 5,228,760,738

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(4,289)	12/29/2017	$(506,861,491)	$(503,957,500)	$2,903,991	$—
CAD Currency	Long	970	12/19/2017	77,789,475	77,847,350	57,875	—
EUR Currency	Long	706	12/18/2017	106,351,416	104,704,212	—	(1,647,204)
EURO STOXX 50® Index	Long	2,562	12/15/2017	105,707,126	108,282,309	2,575,183	—
FTSE 100 Index	Short	(544)	12/15/2017	(53,837,991)	(53,429,099)	408,892	—
MSCI EAFE Index	Long	118	12/15/2017	11,512,619	11,672,560	159,941	—
MSCI Emerging Markets Index	Long	1,933	12/15/2017	106,808,051	105,280,845	—	(1,527,206)
S&P 500® E-Mini	Long	2,891	12/15/2017	355,736,191	363,702,255	7,966,064	—
S&P/ASX 200 Index	Long	461	12/21/2017	51,620,203	51,239,901	—	(380,302)
S&P/TSX 60 Index	Short	(183)	12/14/2017	(25,637,491)	(26,948,042)	—	(1,310,551)
TOPIX Index	Long	700	12/07/2017	98,246,123	104,199,067	5,952,944	—
U.S. Treasury Bond	Long	341	12/19/2017	57,224,847	56,307,625	—	(917,222)

Total						$20,024,890	$(5,782,485)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,076,416,841	$—	$—	$5,076,416,841
U.S. Government Obligation	—	39,608,241	—	39,608,241
Repurchase Agreement	—	71,192,960	—	71,192,960

Total	$5,076,416,841	$110,801,201	$—	$5,187,218,042

Investment Companies Measured at Net Asset Value (K)				418,788

Total Investments				$5,187,636,830

Other Financial Instruments
Futures Contracts (L)	$20,024,890	$—	$—	$20,024,890

Total Other Financial Instruments	$20,024,890	$—	$—	$20,024,890

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(5,782,485)	$—	$—	$(5,782,485)

Total Other Financial Instruments	$(5,782,485)	$—	$—	$(5,782,485)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Issuer is affiliated with the Portfolio’s investment manager.
(B)	Non-income producing securities.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, total value of securities is $418,788, representing less than 0.1% of the Portfolio’s net assets.
(D)	Restricted securities. At September 30, 2017, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$408,699	0.0	% (M)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	10,089	0.0	(M)

Total			$887,276	$418,788	0.0	% (M)

(E)	Illiquid security. At September 30, 2017, the value of such securities amounted to $418,788 or less than 0.1% of the Portfolio’s net assets.
(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(H)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $39,468,434.
(I)	Rate disclosed reflects the yield at September 30, 2017.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(M)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.5%
International Alternative Funds - 1.6%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	36,728	$ 213,061
Transamerica Unconstrained Bond (F)	9,598,466	97,712,384

		97,925,445

International Equity Funds - 18.5%
Transamerica Developing Markets Equity (F)	21,410,218	254,995,693
Transamerica International Equity (F)	24,056,530	465,253,287
Transamerica International Equity Opportunities (F)	36,651,443	324,731,783
Transamerica International Small Cap Value (F)	8,837,892	120,902,358

		1,165,883,121

U.S. Equity Funds - 36.4%
Transamerica Janus Mid-Cap Growth VP (G)	3,224,938	98,134,877
Transamerica Jennison Growth VP (G)	25,135,256	252,860,678
Transamerica JPMorgan Enhanced Index VP (G)	37,084,892	755,419,245
Transamerica JPMorgan Mid Cap Value VP (G)	4,281,485	69,060,353
Transamerica Large Cap Value (F)	37,693,608	513,386,944
Transamerica Mid Cap Growth (F)	4,357,338	61,656,329
Transamerica Mid Cap Value Opportunities (F)	7,589,115	91,372,948
Transamerica Small Cap Value (F)	5,101,208	61,061,463
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,959	3,701
Transamerica T. Rowe Price Small Cap VP (G)	8,565,693	126,001,337
Transamerica WMC US Growth VP (G)	9,581,427	259,465,054

		2,288,422,929

U.S. Fixed Income Funds - 29.2%
Transamerica Core Bond (F)	42,064,815	419,806,850
Transamerica Floating Rate (F)	11,200,194	111,553,932

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (F)	38,117,132	$ 359,825,728
Transamerica Intermediate Bond (F)	92,498,350	944,408,150

		1,835,594,660

U.S. Mixed Allocation Fund - 10.8%
Transamerica PIMCO Total Return VP (G)	58,743,143	679,070,737

Total Investment Companies (Cost $5,639,376,879)		6,066,896,892

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note
0.75%, 01/31/2018 (H)	$ 43,851,000	43,790,459

Total U.S. Government Obligation (Cost $43,788,473)		43,790,459

REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp. 0.12% (I), dated 09/29/2017, to be repurchased at $114,280,129 on 10/02/2017. Collateralized by U.S. Government Obligations, 1.38% - 1.63%, due 05/31/2023 - 06/30/2023, and with a total value of $116,566,642.	114,278,986	114,278,986

Total Repurchase Agreement (Cost $114,278,986)		114,278,986

Total Investments (Cost $5,797,444,338)		6,224,966,337
Net Other Assets (Liabilities) - 1.0%		63,955,839

Net Assets - 100.0%		$ 6,288,922,176

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(4,708)	12/29/2017	$(556,391,509)	$(553,190,000)	$3,201,509	$—
CAD Currency	Long	779	12/19/2017	62,472,170	62,518,645	46,475	—
EUR Currency	Long	862	12/18/2017	129,851,163	127,839,988	—	(2,011,175)
EURO STOXX 50® Index	Long	3,142	12/15/2017	129,637,699	132,795,868	3,158,169	—
FTSE 100 Index	Short	(674)	12/15/2017	(66,703,675)	(66,197,082)	506,593	—
MSCI EAFE Index	Short	(328)	12/15/2017	(31,999,816)	(32,445,760)	—	(445,944)
MSCI Emerging Markets Index	Long	2,248	12/15/2017	124,213,398	122,437,320	—	(1,776,078)
S&P 500® E-Mini	Long	2,867	12/15/2017	352,783,002	360,682,935	7,899,933	—
S&P/ASX 200 Index	Long	558	12/21/2017	62,481,705	62,021,398	—	(460,307)
S&P/TSX 60 Index	Short	(221)	12/14/2017	(30,961,123)	(32,543,811)	—	(1,582,688)
TOPIX Index	Long	857	12/07/2017	120,281,331	127,569,429	7,288,098	—
U.S. Treasury Bond	Long	391	12/19/2017	65,615,579	64,563,875	—	(1,051,704)

Total						$22,100,777	$(7,327,896)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,066,680,130	$—	$—	$6,066,680,130
U.S. Government Obligation	—	43,790,459	—	43,790,459
Repurchase Agreement	—	114,278,986	—	114,278,986

Total	$6,066,680,130	$158,069,445	$—	$6,224,749,575

Investment Companies Measured at Net Asset Value (K)				216,762

Total Investments				$6,224,966,337

Other Financial Instruments
Futures Contracts (L)	$22,100,777	$—	$—	$22,100,777

Total Other Financial Instruments	$22,100,777	$—	$—	$22,100,777

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(7,327,896)	$—	$—	$(7,327,896)

Total Other Financial Instruments	$(7,327,896)	$—	$—	$(7,327,896)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, total value of securities is $216,762, representing less than 0.1% of the Portfolio’s net assets.
(C)	Illiquid security. At September 30, 2017, the value of such securities amounted to $216,762 or less than 0.1% of the Portfolio’s net assets.
(D)	Issuer is affiliated with the Portfolio’s investment manager.
(E)	Restricted securities. At September 30, 2017, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$213,061	0.0	% (M)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,701	0.0	(M)

Total			$437,464	$216,762	0.0	% (M)

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(H)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $43,495,866.
(I)	Rate disclosed reflects the yield at September 30, 2017.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(M)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 7.4%
General Dynamics Corp.	90,100	$ 18,522,758
Raytheon Co.	150,800	28,136,264
United Technologies Corp.	204,164	23,699,357

		70,358,379

Airlines - 1.9%
Southwest Airlines Co.	320,500	17,941,590

Auto Components - 1.4%
Adient PLC	160,665	13,494,254

Banks - 11.5%
Bank of America Corp.	1,340,500	33,968,270
JPMorgan Chase & Co.	335,300	32,024,503
PNC Financial Services Group, Inc.	83,000	11,185,910
Wells Fargo & Co.	581,400	32,064,210

		109,242,893

Building Products - 2.9%
Johnson Controls International PLC	688,852	27,753,847

Capital Markets - 4.6%
State Street Corp.	451,800	43,164,972

Chemicals - 3.6%
DowDuPont, Inc.	487,021	33,716,464

Consumer Finance - 3.3%
American Express Co.	346,500	31,344,390

Diversified Telecommunication Services - 5.7%
AT&T, Inc.	605,442	23,715,163
Verizon Communications, Inc.	602,000	29,792,980

		53,508,143

Electric Utilities - 2.6%
Entergy Corp., Class B	316,200	24,145,032

Equity Real Estate Investment Trusts - 1.3%
HCP, Inc.	438,700	12,209,021

Food & Staples Retailing - 2.9%
Wal-Mart Stores, Inc.	352,400	27,536,536

Food Products - 1.1%
Tyson Foods, Inc., Class A	147,200	10,370,240

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	209,600	14,026,432

Household Durables - 1.0%
Whirlpool Corp.	51,700	9,535,548

Industrial Conglomerates - 2.2%
General Electric Co.	384,800	9,304,464
Honeywell International, Inc.	79,800	11,310,852

		20,615,316

Insurance - 3.8%
Loews Corp.	373,700	17,885,282
XL Group, Ltd.	463,800	18,296,910

		36,182,192

Machinery - 2.7%
Stanley Black & Decker, Inc.	169,931	25,654,483

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 1.7%
Target Corp.	278,800	$ 16,451,988

Oil, Gas & Consumable Fuels - 12.5%
BP PLC, ADR	801,248	30,791,961
Chevron Corp.	160,500	18,858,750
ConocoPhillips	453,731	22,709,237
Occidental Petroleum Corp.	300,959	19,324,577
Phillips 66	289,700	26,539,417

		118,223,942

Pharmaceuticals - 13.3%
Johnson & Johnson	261,300	33,971,613
Merck & Co., Inc.	555,800	35,587,874
Pfizer, Inc.	1,140,300	40,708,710
Sanofi, ADR	309,300	15,400,047

		125,668,244

Road & Rail - 1.4%
Norfolk Southern Corp.	102,400	13,541,376

Tobacco - 5.6%
Altria Group, Inc.	339,700	21,543,774
Philip Morris International, Inc.	282,300	31,338,123

		52,881,897

Total Common Stocks (Cost $703,657,526)		907,567,179

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp. 0.12% (A), dated 09/29/2017, to be repurchased at $35,408,022 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $36,119,657.	$ 35,407,668	35,407,668

Total Repurchase Agreement (Cost $35,407,668)		35,407,668

Total Investments (Cost $739,065,194)		942,974,847
Net Other Assets (Liabilities) - 0.4%		4,090,358

Net Assets - 100.0%		$ 947,065,205

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$907,567,179	$—	$—	$907,567,179
Repurchase Agreement	—	35,407,668	—	35,407,668

Total Investments	$907,567,179	$35,407,668	$—	$942,974,847

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2017.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 25.1%
iShares Edge MSCI Min Vol EAFE ETF	152,651	$ 10,847,380
iShares Edge MSCI Min Vol Emerging Markets ETF	55,445	3,221,355

		14,068,735

U.S. Equity Funds - 74.7%
iShares Edge MSCI Min Vol USA ETF	179,575	9,039,806
iShares Edge MSCI USA Momentum Factor ETF	96,747	9,256,753
iShares Edge MSCI USA Quality Factor ETF	117,296	9,048,213
iShares Edge MSCI USA Size Factor ETF	67,386	5,347,079
iShares Edge MSCI USA Value Factor ETF	118,463	9,159,559

		41,851,410

Total Exchange-Traded Funds (Cost $51,029,157)		55,920,145

Total Investments (Cost $51,029,157)		55,920,145
Net Other Assets (Liabilities) - 0.2%		125,066

Net Assets - 100.0%		$ 56,045,211

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$55,920,145	$—	$—	$55,920,145

Total Investments	$55,920,145	$—	$—	$55,920,145

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
International Mixed Allocation Fund - 95.0%
Transamerica Blackrock Global Allocation VP (A)	20,855,451	$ 191,870,150

Total Investment Company (Cost $192,368,165)		191,870,150

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
Fixed Income Clearing Corp. 0.12% (B), dated 09/29/2017, to be repurchased at $10,100,743 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $10,307,437.	$ 10,100,642	10,100,642

Total Repurchase Agreement (Cost $10,100,642)		10,100,642

Total Investments (Cost $202,468,807)		201,970,792
Net Other Assets (Liabilities) - (0.0)%		(90,688)

Net Assets - 100.0%		$ 201,880,104

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$191,870,150	$—	$—	$191,870,150
Repurchase Agreement	—	10,100,642	—	10,100,642

Total Investments	$191,870,150	$10,100,642	$—	$201,970,792

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at September 30, 2017.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 94.5%
International Mixed Allocation Fund - 94.5%
Transamerica Blackrock Global Allocation VP (A)	20,793,458	$ 191,299,812

Total Investment Company (Cost $193,476,987)		191,299,812

	Principal	Value
REPURCHASE AGREEMENT - 4.3%

Fixed Income Clearing Corp. 0.12% (B),
dated 09/29/2017, to be repurchased
at $8,616,029 on 10/02/2017.
Collateralized by a U.S. Government
Obligation, 1.75%, due 05/31/2022,
and with a value of $8,791,343.

	$ 8,615,942	$ 8,615,942

Total Repurchase Agreement (Cost $8,615,942)		8,615,942

Total Investments (Cost $202,092,929)		199,915,754
Net Other Assets (Liabilities) - 1.2%		2,425,553

Net Assets - 100.0%		$ 202,341,307

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Long	77	12/18/2017	$11,596,261	$11,419,581	$—	$(176,680)
EURO STOXX 50® Index	Long	235	12/15/2017	9,615,754	9,932,218	316,464	—
FTSE 100 Index	Long	26	12/15/2017	2,568,844	2,553,597	—	(15,247)
GBP Currency	Long	35	12/18/2017	2,922,965	2,939,781	16,816	—
JPY Currency	Long	65	12/18/2017	7,408,833	7,247,500	—	(161,333)
MSCI Emerging Markets Index	Long	54	12/15/2017	2,948,710	2,941,110	—	(7,600)
Nikkei 225 Index	Long	37	12/07/2017	6,356,038	6,694,690	338,652	—
Russell 2000® Mini Index	Long	7	12/15/2017	498,021	522,515	24,494	—
S&P 500® E-Mini	Long	194	12/15/2017	23,918,430	24,406,170	487,740	—
S&P Midcap 400® E-Mini Index	Long	17	12/15/2017	2,914,983	3,052,690	137,707	—

Total						$1,321,873	$(360,860)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$191,299,812	$—	$—	$191,299,812
Repurchase Agreement	—	8,615,942	—	8,615,942

Total Investments	$191,299,812	$8,615,942	$—	$199,915,754

Other Financial Instruments
Futures Contracts (D)	$1,321,873	$—	$—	$1,321,873

Total Other Financial Instruments	$1,321,873	$—	$—	$1,321,873

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(360,860)	$—	$—	$(360,860)

Total Other Financial Instruments	$(360,860)	$—	$—	$(360,860)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at September 30, 2017.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 53.5%
Australia - 0.0% (A)
AGL Energy, Ltd.	712	$ 13,052
BHP Billiton, Ltd.	515	10,414
CSL, Ltd.	62	6,515
Macquarie Group, Ltd.	51	3,637
National Australia Bank, Ltd., Class N (B)	817	20,187
Scentre Group, REIT	553	1,705
Stockland, REIT	9,759	32,916
Telstra Corp., Ltd.	356	975
Woolworths, Ltd.	950	18,786

		108,187

Belgium - 0.4%
Anheuser-Busch InBev SA	67,636	8,097,822
UCB SA	48	3,417

		8,101,239

Bermuda - 0.0% (A)
Axis Capital Holdings, Ltd.	3,763	215,658

Brazil - 0.2%
Azul SA, ADR (C)	161,577	4,435,289
Banco do Brasil SA (C)	1,703	18,766
Banco Santander Brasil SA (C)	689	6,013
JBS SA	6,095	16,358
Vale SA (C)	502	5,051

		4,481,477

Canada - 0.4%
Agrium, Inc.	192	20,576
Bank of Nova Scotia	703	45,186
Barrick Gold Corp.	997	16,045
Canadian Imperial Bank of Commerce, Class B	49	4,287
Canadian National Railway Co.	388	32,147
Canadian Pacific Railway, Ltd.	100	16,797
Encana Corp. (B)	587,124	6,916,321
Magna International, Inc., Class A	738	39,385
Platinum Group Metals, Ltd. (B) (C)	342,388	140,379
Platinum Group Metals, Ltd. (B) (C)	58,327	24,308
Teck Resources, Ltd., Class B	1,548	32,591
Thomson Reuters Corp., Class B	850	39,000
Toronto-Dominion Bank	348	19,593

		7,346,615

Cayman Islands - 0.0% (A)
Ocean Rig UDW, Inc. (B) (C)	14,142	335,872

China - 0.3%
Agricultural Bank of China, Ltd., H Shares	55,000	24,643
Alibaba Group Holding, Ltd., ADR (C)	23,024	3,976,475
Bank of China, Ltd., Class H	46,000	22,671
Bank of Communications Co., Ltd., H Shares	10,000	7,297
China Construction Bank Corp., Class H	56,000	46,454
China Telecom Corp., Ltd., H Shares	12,000	6,145
China Vanke Co., Ltd., H Shares	2,700	8,883
Chongqing Changan Automobile Co., Ltd., B Shares	1,900	2,513
CNOOC, Ltd.	31,000	40,002
Dongfeng Motor Group Co., Ltd., Class H	8,000	10,569

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Industrial & Commercial Bank of China, Ltd., Class H	35,000	$ 25,987
NetEase, Inc., ADR	151	39,835
Vipshop Holdings, Ltd., ADR (C)	141	1,239
Want Want China Holdings, Ltd. (B)	586,000	411,841

		4,624,554

Czech Republic - 0.0% (A)
CEZ AS	34,733	697,256

Denmark - 0.0% (A)
AP Moller - Maersk A/S, Class A	16	29,402
AP Moller - Maersk A/S, Class B	18	34,192
Danske Bank A/S, Class R	1,462	58,468
Novo Nordisk A/S, Class B	192	9,179

		131,241

Finland - 0.3%
Nokia OYJ	1,015,378	6,096,384

France - 2.8%
AXA SA	154,557	4,674,550
BNP Paribas SA	238	19,198
Cie de Saint-Gobain	51,343	3,059,602
Cie Generale des Etablissements Michelin, Class B	19,944	2,911,120
Danone SA	182,652	14,327,721
Dassault Aviation SA	2,135	3,453,088
Engie SA	550	9,341
L’Oreal SA	67	14,246
LVMH Moet Hennessy Louis Vuitton SE	58	16,003
Orange SA	2,625	43,001
Safran SA	63,976	6,536,010
Sanofi	60,751	6,032,055
Societe Generale SA	197	11,534
Sodexo SA	24,449	3,048,558
TOTAL SA, ADR	3,069	164,253
TOTAL SA (B)	80,065	4,300,408
Unibail-Rodamco SE, REIT	12,203	2,967,477
Vinci SA	30,160	2,865,948
Vivendi SA	216	5,468

		54,459,581

Germany - 2.0%
adidas AG	35	7,918
Allianz SE, Class A	200	44,900
BASF SE, Class R	339	36,076
Bayer AG	86,823	11,831,641
Deutsche Post AG	870	38,729
Deutsche Telekom AG	264,464	4,933,919
E.ON SE	2,408	27,253
Evonik Industries AG	69,684	2,488,906
Fresenius Medical Care AG & Co. KGaA	210	20,543
GEA Group AG (B)	49,056	2,231,624
Innogy SE (D)	255,787	11,383,662
SAP SE	667	73,070
Siemens AG, Class A	17,474	2,461,781
Vonovia SE	68,934	2,933,032

		38,513,054

Hong Kong - 0.9%
AIA Group, Ltd.	400	2,950
Beijing Enterprises Holdings, Ltd.	500	2,688
Brilliance China Automotive Holdings, Ltd.	668,000	1,778,688
China Mobile, Ltd.	6,500	65,860

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Mobile, Ltd., ADR	12,053	$ 609,520
China Resources Power Holdings Co., Ltd.	22,000	39,710
CK Infrastructure Holdings, Ltd.	69,500	597,880
CLP Holdings, Ltd.	73,000	748,073
Hang Lung Properties, Ltd.	143,000	339,395
HKT Trust & HKT, Ltd.	425,000	516,860
Hongkong Land Holdings, Ltd.	3,900	28,080
I-CABLE Communications, Ltd. (C)	70,516	2,347
Jardine Matheson Holdings, Ltd.	9,600	608,256
Link REIT	87,500	709,042
Power Assets Holdings, Ltd.	62,000	536,932
Sino Land Co., Ltd.	262,000	460,167
Sun Hung Kai Properties, Ltd.	525,000	8,528,663
Swire Pacific, Ltd., Class A	56,500	548,249
Swire Properties, Ltd.	3,200	10,856
WH Group, Ltd. (D)	31,000	32,938
Wharf Holdings, Ltd.	92,000	819,704

		16,986,858

Indonesia - 0.1%
Siloam International Hospitals Tbk PT (C)	2,221,163	1,649,093

Ireland - 0.3%
Accenture PLC, Class A	2,571	347,265
Medtronic PLC	7,260	564,610
Perrigo Co. PLC	54,448	4,609,023

		5,520,898

Israel - 0.0% (A)
Check Point Software Technologies, Ltd. (C)	69	7,867

Italy - 1.0%
Atlantia SpA	707	22,319
Ei Towers SpA	58,411	3,455,251
Enel SpA	806,289	4,855,297
Luxottica Group SpA	49,828	2,784,990
RAI Way SpA (D)	397,235	2,145,579
Snam SpA	62,684	301,976
Telecom Italia SpA (C)	5,499,309	5,150,961
Telecom Italia SpA	177,937	133,753

		18,850,126

Japan - 7.9%
Aisin Seiki Co., Ltd.	44,200	2,329,313
Ajinomoto Co., Inc.	145,900	2,847,335
Alfresa Holdings Corp.	19,300	353,154
Alpine Electronics, Inc.	13,500	245,585
Asahi Glass Co., Ltd.	500	18,551
Asahi Group Holdings, Ltd.	7,200	291,519
Asahi Kasei Corp.	250,000	3,077,094
Astellas Pharma, Inc.	228,100	2,901,801
Bridgestone Corp.	159,700	7,246,640
Canon Marketing Japan, Inc.	16,400	391,909
COMSYS Holdings Corp.	19,700	470,769
Dai-ichi Life Holdings, Inc.	200	3,589
Daicel Corp.	37,900	456,720
Daikin Industries, Ltd.	22,500	2,278,494
Denso Corp.	105,000	5,312,286
East Japan Railway Co.	96,500	8,906,043
Exedy Corp.	11,300	343,946
Fujitsu, Ltd.	6,000	44,571
Hino Motors, Ltd.	34,100	416,988
Hitachi Chemical Co., Ltd.	73,900	2,026,052
Hitachi, Ltd.	10,000	70,464
Hoya Corp.	60,500	3,266,274
ITOCHU Corp. (B)	300	4,914

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Airlines Co., Ltd.	194,000	$ 6,565,226
Japan Aviation Electronics Industry, Ltd.	13,000	203,217
Japan Tobacco, Inc.	100	3,277
JFE Holdings, Inc.	100	1,953
Kamigumi Co., Ltd.	18,000	416,707
Kao Corp.	300	17,649
KDDI Corp.	30,100	793,661
Keyence Corp.	1,600	849,589
Kinden Corp.	59,200	953,303
Kintetsu Group Holdings Co., Ltd.	300	11,158
Koito Manufacturing Co., Ltd.	24,000	1,505,799
Komatsu, Ltd.	133,200	3,789,142
Kubota Corp.	140,200	2,548,581
Kuraray Co., Ltd.	24,400	456,233
Kurita Water Industries, Ltd.	13,800	398,578
Kyudenko Corp.	9,600	371,971
Kyushu Railway Co. (B)	52,200	1,551,735
Mabuchi Motor Co., Ltd.	14,000	700,467
Maeda Road Construction Co., Ltd.	23,000	494,850
Marubeni Corp. (B)	3,500	23,904
Mazda Motor Corp.	700	10,731
Medipal Holdings Corp.	22,100	383,767
Mitsubishi Electric Corp.	442,600	6,914,826
Mitsubishi UFJ Financial Group, Inc.	3,700	24,027
Murata Manufacturing Co., Ltd.	31,300	4,600,773
Nintendo Co., Ltd.	10,200	3,767,270
Nippo Corp.	23,000	491,988
Nippon Telegraph & Telephone Corp.	15,500	710,362
Nippon Television Holdings, Inc.	44,100	774,420
Nitto Denko Corp.	38,500	3,210,016
NTT DOCOMO, Inc.	1,800	41,119
Okumura Corp.	26,400	1,008,842
Olympus Corp.	500	16,930
ORIX Corp.	400	6,450
Otsuka Holdings Co., Ltd.	13,400	532,427
Rakuten, Inc.	500	5,452
Renesas Electronics Corp. (C)	136,000	1,481,769
Resona Holdings, Inc. (B)	4,100	21,060
Rohm Co., Ltd.	54,900	4,703,275
Seino Holdings Co., Ltd.	25,200	353,617
Seven & i Holdings Co., Ltd.	6,300	243,266
Shimamura Co., Ltd.	3,400	407,909
Shin-Etsu Chemical Co., Ltd.	87,200	7,795,885
Shionogi & Co., Ltd.	1,100	60,130
SHO-BOND Holdings Co., Ltd.	4,400	250,647
SKY Perfect JSAT Holdings, Inc. (B)	38,200	170,759
Sony Corp.	1,200	44,641
Stanley Electric Co., Ltd.	21,600	739,996
Subaru Corp.	87,200	3,146,252
Sumitomo Electric Industries, Ltd.	143,100	2,337,417
Sumitomo Mitsui Financial Group, Inc.	172,100	6,607,172
Suzuken Co., Ltd.	9,800	348,367
Suzuki Motor Corp. (B)	177,200	9,294,240
T&D Holdings, Inc.	300	4,355
Toda Corp.	140,000	1,091,135
Toho Co., Ltd.	14,800	516,241
Tokio Marine Holdings, Inc.	92,900	3,634,266
Tokyo Electron, Ltd.	200	30,713
Tokyo Gas Co., Ltd.	239,000	5,857,916
Tokyo Steel Manufacturing Co., Ltd. (B)	66,700	549,486
Toray Industries, Inc.	269,000	2,609,318
Toshiba Corp. (C)	6,000	16,796
Toyota Industries Corp. (B)	118,900	6,836,552
Trend Micro, Inc.	6,900	339,711
TV Asahi Holdings Corp.	32,100	639,290
Ube Industries, Ltd.	68,400	1,975,561
Unicharm Corp.	800	18,314

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
West Japan Railway Co.	34,500	$ 2,398,214
Yamato Kogyo Co., Ltd.	10,300	278,725

		152,263,406

Luxembourg - 0.0% (A)
ArcelorMittal (C)	258	6,655

Mexico - 0.0% (A)
Cemex SAB de CV (C)	30,556	27,754
Fomento Economico Mexicano SAB de CV	399	3,810

		31,564

Netherlands - 2.0%
ABN AMRO Group NV, CVA (D)	109,326	3,274,243
Akzo Nobel NV	74	6,832
ING Groep NV	355,184	6,548,757
Koninklijke Ahold Delhaize NV	1,121	20,960
Koninklijke Philips NV	299,445	12,362,222
Randstad Holding NV	39,707	2,456,302
Royal Dutch Shell PLC, Class A	317	9,551
Royal Dutch Shell PLC, Class A, ADR	133,849	8,108,573
Royal Dutch Shell PLC, Class A	179,948	5,438,243
Royal Dutch Shell PLC, Class B	1,942	59,709

		38,285,392

Norway - 0.0% (A)
DNB ASA	564	11,366
Statoil ASA	773	15,461

		26,827

Poland - 0.0% (A)
PGE Polska Grupa Energetyczna SA (C)	5,351	19,503

Portugal - 0.1%
Jeronimo Martins SGPS SA	13,384	264,012
NOS SGPS SA (B)	255,271	1,580,933

		1,844,945

Republic of Korea - 0.4%
Coway Co., Ltd.	6,974	572,363
Doosan Bobcat, Inc.	96,397	3,076,187
Hana Financial Group, Inc.	169	6,987
Hyundai Mobis Co., Ltd.	5	1,048
Korea Electric Power Corp.	465	15,834
Korea Zinc Co., Ltd.	3	1,298
KT&G Corp.	23,974	2,208,283
LG Chem, Ltd.	2,814	963,101
LG Display Co., Ltd.	999	26,646
Lotte Chemical Corp.	11	3,630
POSCO	2,505	693,312
Samsung Electronics Co., Ltd.	44	98,499
SK Hynix, Inc.	135	9,771
SK Innovation Co., Ltd.	195	33,880
SK Telecom Co., Ltd.	3,035	675,711

		8,386,550

Republic of South Africa - 0.0% (A)
AngloGold Ashanti, Ltd.	119	1,119
Barclays Africa Group, Ltd.	1,199	12,310
FirstRand, Ltd. (B)	1,980	7,609
RMB Holdings, Ltd.	3,318	15,562
Tiger Brands, Ltd.	458	12,766

		49,366

	Shares	Value
COMMON STOCKS (continued)
Singapore - 0.3%
CapitaLand, Ltd.	1,420,200	$ 3,748,252
ComfortDelGro Corp., Ltd.	395,800	606,925
Genting Singapore PLC	35,600	30,707
Singapore Telecommunications, Ltd.	303,900	824,470
Wilmar International, Ltd.	4,700	11,018

		5,221,372

Spain - 0.5%
Abertis Infraestructuras SA	822	16,613
Aena SME SA (D)	415	74,922
CaixaBank SA	310	1,553
Cellnex Telecom SA (D)	243,488	5,571,393
Endesa SA	325	7,327
Gas Natural SDG SA	60,627	1,342,100
Telefonica SA	207,837	2,257,948

		9,271,856

Sweden - 0.6%
Nordea Bank AB	1,396	18,922
Skandinaviska Enskilda Banken AB, Class A	1,423	18,747
SKF AB, Class B	373,212	8,133,326
Svenska Handelsbanken AB, A Shares	217,140	3,276,468
Volvo AB, Class B	1,784	34,388

		11,481,851

Switzerland - 1.4%
ABB, Ltd.	2,232	55,181
Chubb, Ltd.	29,710	4,235,160
Nestle SA	150,795	12,629,188
Novartis AG	7,278	623,066
Roche Holding AG	281	71,734
SGS SA	3	7,197
Swiss Re AG	138	12,498
TE Connectivity, Ltd.	103	8,555
UBS Group AG (C)	542,901	9,278,682
Zurich Insurance Group AG	218	66,502

		26,987,763

Taiwan - 0.6%
Catcher Technology Co., Ltd.	1,000	9,316
Cathay Financial Holding Co., Ltd.	354,000	562,683
Cheng Shin Rubber Industry Co., Ltd.	536,000	1,072,919
Chunghwa Telecom Co., Ltd.	940,000	3,239,348
Far EasTone Telecommunications Co., Ltd.	518,000	1,231,625
Formosa Chemicals & Fibre Corp.	150,000	456,075
Formosa Petrochemical Corp.	107,000	368,734
Formosa Plastics Corp.	160,000	484,369
Fubon Financial Holding Co., Ltd.	369,000	575,574
Hon Hai Precision Industry Co., Ltd.	197,400	683,518
Innolux Corp.	30,000	13,999
Nan Ya Plastics Corp.	201,000	495,143
Pegatron Corp.	27,000	70,073
Taiwan Cooperative Financial Holding Co., Ltd.	3,090	1,595
Taiwan Mobile Co., Ltd.	463,000	1,648,991
Taiwan Semiconductor Manufacturing Co., Ltd.	81,000	578,304
Uni-President Enterprises Corp.	399,000	835,526

		12,327,792

Thailand - 0.2%
Advanced Info Service PCL	157,100	899,733

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thailand (continued)
Intouch Holdings PCL, F Shares (B)	402,300	$ 693,621
PTT Global Chemical PCL	332,600	767,922
Siam Cement PCL	49,700	748,108
Thai Oil PCL	151,600	420,480

		3,529,864

Turkey - 0.0% (A)
KOC Holding AS	1,678	7,700
Tupras Turkiye Petrol Rafinerileri AS	182	6,212
Turkiye Garanti Bankasi AS	4,824	13,106
Turkiye Halk Bankasi AS	2,328	7,919

		34,937

United Arab Emirates - 0.3%
NMC Health PLC, Class A	169,765	6,258,112

United Kingdom - 3.2%
Associated British Foods PLC	424	18,141
Aviva PLC	1,261	8,694
BAE Systems PLC	345,067	2,919,990
Barclays PLC	9,178	23,779
Berkeley Group Holdings PLC	52,280	2,603,951
BP PLC	251,552	1,608,881
BP PLC, ADR	155,749	5,985,434
Centrica PLC	7,861	19,698
Compass Group PLC	81	1,718
Diageo PLC	201	6,607
Experian PLC	130	2,611
GlaxoSmithKline PLC	522,006	10,411,875
GW Pharmaceuticals PLC, ADR (C)	11,441	1,161,147
HSBC Holdings PLC	1,022,669	10,101,040
Imperial Brands PLC	790	33,706
Legal & General Group PLC	7,819	27,231
Liberty Global PLC, Class A (C)	28,955	981,864
Liberty Global PLC, Series C (C)	126	4,120
Lloyds Banking Group PLC	66,566	60,414
Meggitt PLC	339,545	2,370,498
Michael Kors Holdings, Ltd. (C)	118,252	5,658,358
National Grid PLC	17,266	213,919
Prudential PLC	239	5,722
Reckitt Benckiser Group PLC	211	19,263
RELX NV	902	19,200
Rio Tinto PLC	474	22,059
Rio Tinto, Ltd.	611	31,886
Smiths Group PLC	139,185	2,941,228
Spire Healthcare Group PLC (D)	440,732	1,328,216
SSE PLC, Class B	1,344	25,159
TechnipFMC PLC (C)	820	22,894
Unilever NV, CVA	7,652	452,557
Vodafone Group PLC, ADR	94,551	2,690,922
Vodafone Group PLC	3,296,659	9,223,784

		61,006,566

United States - 27.3%
3M Co.	1,108	232,569
AbbVie, Inc.	3,891	345,754
Acadia Healthcare Co., Inc. (C)	84,918	4,055,684
Adobe Systems, Inc. (C)	2,880	429,638
Aetna, Inc.	61,891	9,841,288
Agilent Technologies, Inc.	153	9,823
Air Products & Chemicals, Inc.	71,741	10,848,674
Alliance Data Systems Corp.	714	158,187
Allstate Corp. (E)	49,499	4,549,453
Alphabet, Inc., Class A (C)	146	142,163
Alphabet, Inc., Class C (C)	19,337	18,546,310

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Altria Group, Inc.	610	$ 38,686
Amazon.com, Inc. (C) (F)	17,079	16,418,897
Amdocs, Ltd.	5,049	324,752
American International Group, Inc.	3,106	190,677
American Tower Corp., Class A, REIT	2,932	400,746
Ameriprise Financial, Inc.	1,568	232,864
Amgen, Inc.	2,649	493,906
Anadarko Petroleum Corp.	146,064	7,135,226
Anthem, Inc.	26,040	4,944,475
Apple, Inc. (F)	128,401	19,789,162
Applied Materials, Inc., Class A	1,610	83,865
Archer-Daniels-Midland Co.	624	26,526
AT&T, Inc.	339	13,279
Automatic Data Processing, Inc.	102	11,151
AvalonBay Communities, Inc., REIT	23	4,104
Axalta Coating Systems, Ltd. (C)	202,975	5,870,037
Baker Hughes a GE Co.	208	7,617
Bank of America Corp.	629,691	15,956,370
Bank of New York Mellon Corp.	3,323	176,185
Baxter International, Inc.	14,970	939,368
Berkshire Hathaway, Inc., Class B (C)	42,271	7,749,120
Biogen, Inc. (C)	2,833	887,069
Boeing Co.	1,725	438,512
Bristol-Myers Squibb Co.	43	2,741
Brookdale Senior Living, Inc., Class A (C)	79,703	844,852
CA, Inc.	1,387	46,298
Campbell Soup Co.	379	17,745
Capital One Financial Corp.	2,650	224,349
Cardinal Health, Inc.	1,858	124,337
Carnival Corp.	799	51,591
Caterpillar, Inc.	220	27,436
Celgene Corp. (C)	241	35,143
CenterPoint Energy, Inc.	3,819	111,553
Charles Schwab Corp.	85,980	3,760,765
Charter Communications, Inc., Class A (C)	15,265	5,547,606
Chevron Corp.	1,310	153,925
Cisco Systems, Inc.	135	4,540
Citigroup, Inc.	130,492	9,491,988
Cloudera, Inc. (C)	146,645	2,437,240
Coca-Cola Co.	551	24,801
Colgate-Palmolive Co.	9,206	670,657
Comcast Corp., Class A	370,146	14,243,218
CommScope Holding Co., Inc. (C)	165,106	5,483,170
Conagra Brands, Inc.	2,131	71,900
ConocoPhillips	125	6,256
Constellation Brands, Inc., Class A	1,695	338,068
Cooper Cos., Inc.	294	69,710
Corning, Inc.	1,026	30,698
Costco Wholesale Corp.	7	1,150
Crown Holdings, Inc. (C)	3,662	218,695
Cummins, Inc.	943	158,452
CVS Health Corp.	63,757	5,184,719
Deere & Co.	233	29,262
Dell Technologies, Inc., Class V (C)	107	8,261
Delta Air Lines, Inc.	3,223	155,413
Devon Energy Corp., Class A	351	12,885
Discover Financial Services	3,351	216,072
DISH Network Corp., Class A (C)	40,839	2,214,699
Dominion Energy, Inc.	10,163	781,840
DowDuPont, Inc.	216,473	14,986,426
DXC Technology Co.	18	1,546
Eaton Corp. PLC	614	47,149
eBay, Inc. (C)	1,487	57,190
Edgewell Personal Care Co. (C)	90,880	6,613,338
Edwards Lifesciences Corp. (C)	498	54,436
Electronic Arts, Inc. (C)	27,061	3,194,822
EQT Corp.	52,203	3,405,724

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Equity Residential, REIT	617	$ 40,679
Expedia, Inc.	10,096	1,453,218
Express Scripts Holding Co. (C)	1,700	107,644
Exxon Mobil Corp.	1,538	126,085
Facebook, Inc., Class A (C)	72,372	12,366,204
Fifth Third Bancorp	4,729	132,317
FirstEnergy Corp.	510	15,723
Ford Motor Co.	996	11,922
Fortune Brands Home & Security, Inc.	61,976	4,166,647
General Dynamics Corp.	1,455	299,119
General Electric Co.	441,479	10,674,962
Gilead Sciences, Inc.	116,159	9,411,202
Global Payments, Inc.	29,021	2,757,866
Goldman Sachs Group, Inc.	22,001	5,218,417
Goodyear Tire & Rubber Co.	3,425	113,881
Halliburton Co.	782	35,995
Hartford Financial Services Group, Inc.	10,719	594,154
HCA Healthcare, Inc. (C)	96,062	7,645,575
HCP, Inc., REIT	1,370	38,127
Helmerich & Payne, Inc.	2,806	146,221
Hewlett Packard Enterprise Co.	1,330	19,564
Home Depot, Inc.	26,773	4,378,992
HP, Inc.	4,235	84,531
Humana, Inc.	21	5,116
Illinois Tool Works, Inc., Class A	1,688	249,757
Ingersoll-Rand PLC	221	19,707
Intel Corp.	8,880	338,150
International Business Machines Corp.	642	93,141
International Paper Co.	5,074	288,305
Intuit, Inc.	2,620	372,407
Johnson & Johnson	6,106	793,841
JPMorgan Chase & Co.	84,302	8,051,684
Kansas City Southern	66,717	7,250,804
Kimberly-Clark Corp.	279	32,833
Kinder Morgan, Inc.	536	10,280
KLA-Tencor Corp.	2,614	277,084
Kroger Co.	662	13,280
Las Vegas Sands Corp.	899	57,680
Lear Corp.	1,489	257,716
Liberty Broadband Corp., Class A (C)	12,202	1,149,184
Liberty Broadband Corp., Class C (C)	30,257	2,883,492
Liberty Media Corp. - Liberty SiriusXM, Class A (C)	44,190	1,851,561
Liberty Media Corp. - Liberty SiriusXM, Class C (C)	74,042	3,100,139
Lowe’s Cos., Inc.	121,493	9,712,150
LyondellBasell Industries NV, Class A	304	30,111
ManpowerGroup, Inc.	1,366	160,942
Marathon Oil Corp.	314,099	4,259,182
Marathon Petroleum Corp.	171,998	9,645,648
Marsh & McLennan Cos., Inc.	48,356	4,052,716
Masco Corp.	106,642	4,160,104
Mastercard, Inc., Class A	26,566	3,751,119
McDonald’s Corp.	3,020	473,174
McKesson Corp.	1,325	203,533
Merck & Co., Inc.	296	18,953
MetLife, Inc.	95,716	4,972,446
Micron Technology, Inc. (C)	967	38,032
Microsoft Corp.	408,717	30,445,329
Mohawk Industries, Inc. (C)	14,513	3,592,113
Mondelez International, Inc., Class A	17,216	700,003
Monsanto Co.	492	58,951
Moody’s Corp.	353	49,141
Morgan Stanley	224,206	10,800,003
Motorola Solutions, Inc.	371	31,487
NextEra Energy, Inc.	62,482	9,156,737
Norfolk Southern Corp.	56	7,405

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Northern Trust Corp.	231	$ 21,236
Northrop Grumman Corp.	1,244	357,924
O’Reilly Automotive, Inc. (C)	29,357	6,322,617
ONEOK, Inc.	333	18,452
Oracle Corp.	1,690	81,712
PACCAR, Inc.	51	3,689
Packaging Corp. of America	3,178	364,453
PepsiCo, Inc.	7,164	798,285
Pfizer, Inc.	357,107	12,748,720
Philip Morris International, Inc.	820	91,028
Phillips 66	2,770	253,760
Pioneer Natural Resources Co.	19,496	2,876,440
PPG Industries, Inc.	74	8,041
Praxair, Inc.	146	20,402
Priceline Group, Inc. (C)	727	1,331,006
Procter & Gamble Co.	13,958	1,269,899
Prudential Financial, Inc.	2,865	304,607
Pure Storage, Inc., Class A (B) (C)	214,374	3,427,840
PVH Corp.	1,129	142,322
QUALCOMM, Inc.	255,686	13,254,762
Ralph Lauren Corp., Class A	29,795	2,630,601
Raytheon Co.	1,417	264,384
Reinsurance Group of America, Inc., Class A	2,180	304,175
Republic Services, Inc., Class A	105	6,936
Rockwell Automation, Inc., Class B	1,289	229,713
Royal Caribbean Cruises, Ltd.	1,506	178,521
S&P Global, Inc.	38	5,940
Sabre Corp.	27,765	502,547
Schlumberger, Ltd.	43,705	3,048,861
Sempra Energy	32,993	3,765,491
Snap, Inc., Class A (B) (C)	142,721	2,075,163
St. Joe Co. (C)	193,741	3,652,018
Starbucks Corp.	42,157	2,264,252
State Street Corp.	709	67,738
Stryker Corp.	995	141,310
SunTrust Banks, Inc.	48,636	2,906,974
Symantec Corp.	115	3,773
Target Corp.	81,711	4,821,766
Tenet Healthcare Corp. (B) (C)	188,563	3,098,090
TESARO, Inc. (B) (C)	11,708	1,511,503
Texas Instruments, Inc.	356	31,912
Thermo Fisher Scientific, Inc.	3,439	650,659
Travelers Cos., Inc.	5,722	701,059
TripAdvisor, Inc. (B) (C)	72,162	2,924,726
Tyson Foods, Inc., Class A	2,519	177,464
Union Pacific Corp.	402	46,620
United Continental Holdings, Inc. (C)	114,328	6,960,289
United Rentals, Inc. (C)	2,043	283,446
United Technologies Corp.	517	60,013
UnitedHealth Group, Inc.	4,645	909,723
Unum Group	41,672	2,130,689
Valero Energy Corp.	6,433	494,891
VeriFone Systems, Inc. (C)	87,445	1,773,385
VeriSign, Inc. (C)	3,100	329,809
Verizon Communications, Inc.	181,081	8,961,699
Visa, Inc., Class A	33,839	3,561,216
Vistra Energy Corp.	50,382	941,640
VMware, Inc., Class A (B) (C)	28,556	3,118,030
WABCO Holdings, Inc. (C)	1,577	233,396
Wal-Mart Stores, Inc.	681	53,213
Walgreens Boots Alliance, Inc.	52	4,015
Waste Management, Inc.	596	46,649
Wells Fargo & Co.	507	27,961
Western Digital Corp.	1,866	161,222
WestRock Co.	53,602	3,040,841
Weyerhaeuser Co., REIT	760	25,863

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Williams Cos., Inc.	274,093	$ 8,225,531
Williams-Sonoma, Inc., Class A (B)	55,852	2,784,781
Wyndham Worldwide Corp.	3,123	329,195
Wynn Resorts, Ltd.	1,900	282,948
Yum China Holdings, Inc. (C)	371	14,829
Zimmer Biomet Holdings, Inc.	59,904	7,014,159

		527,188,112

Total Common Stocks (Cost $879,093,799)		1,032,348,393

CONVERTIBLE PREFERRED STOCKS - 1.0%
United States - 1.0%
Anthem, Inc.
5.25%	72,303	3,780,724
Crown Castle International Corp.
6.88% (C)	2,411	2,574,948
Dominion Energy, Inc.
Series A, 6.75%	58,841	2,986,181
Dropbox, Inc.
0.00% (C) (G) (H) (I) (J)	171,990	1,547,910
Mandatory Exchangeable Trust
5.75% (D)	28,361	5,567,066
Wells Fargo & Co.
Series L, Class A, 7.50%	552	725,880
Welltower, Inc.
Series I, 6.50%	27,594	1,750,287

Total Convertible Preferred Stocks (Cost $17,084,580)		18,932,996

PREFERRED STOCKS - 0.6%
Brazil - 0.0% (A)
Itau Unibanco Holding SA
4.09% (K)	1,441	19,724
Petroleo Brasileiro SA
0.00% (C)	3,211	15,512
Vale SA
3.64% (C) (K)	1,408	13,132

		48,368

Republic of Korea - 0.0% (A)
Samsung Electronics Co., Ltd.
1.36% (K)	28	50,409

United States - 0.6%
Citigroup Capital XIII
3-Month LIBOR + 6.37%, 7.68% (L)	65,512	1,819,923
GMAC Capital Trust I
Series 2, 3-Month LIBOR + 5.79%, 7.10% (L)	72,616	1,917,062
Palantir Technologies, Inc.
0.00% (C) (G) (H) (I) (J)	212,750	1,206,293
Uber Technologies, Inc.
0.00% (C) (H) (I) (J)	129,064	6,375,762

		11,319,040

Total Preferred Stocks (Cost $7,132,957)		11,417,817

EXCHANGE-TRADED FUNDS - 3.9%
United States - 3.9%
ETFS Physical Palladium Shares (C)	14,919	1,337,488
ETFS Physical Platinum Shares (C)	12,462	1,087,185
ETFS Physical Swiss Gold Shares (C)	26,125	3,239,500

	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
United States (continued)
iShares Gold Trust (C)	378,757	$ 4,662,499
SPDR Gold Shares (C)	539,764	65,624,507

Total Exchange-Traded Funds (Cost $76,031,635)		75,951,179

MASTER LIMITED PARTNERSHIP - 0.1%
United States - 0.1%
NextEra Energy Partners, LP	66,533	2,680,615

Total Master Limited Partnership (Cost $1,874,015)		2,680,615

WARRANTS - 0.0% (A)
Australia - 0.0% (A)
Quintis, Ltd. (C) (I) (J)
Exercise Price AUD 1.28
Expiration Date 07/15/2018	59,458	46,056
Quintis, Ltd., Class A (C) (I)
Exercise Price AUD 1.28
Expiration Date 07/15/2018	368,642	13,050

Total Warrants (Cost $391,617)		59,106

	Principal	Value
CONVERTIBLE BONDS - 0.4%
India - 0.0% (A)
REI Agro, Ltd.
5.50%, 11/13/2014 (C) (D) (G) (M)	$ 697,000	2,377
5.50%, 11/13/2014 (C) (G) (M) (N)	259,000	883

		3,260

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 (D) (O)	2,109,340	1,708,565

Netherlands - 0.3%
Bayer Capital Corp. BV
5.63%, 11/22/2019 (D)	EUR 2,900,000	4,213,782
Bio City Development Co. BV
8.00%, 07/06/2018 (C) (D) (G) (I) (J) (M)	$ 2,400,000	689,520

		4,903,302

Singapore - 0.0% (A)
CapitaLand, Ltd.
1.95%, 10/17/2023 (D)	SGD 1,250,000	949,169

United States - 0.0% (A)
Cobalt International Energy, Inc.
2.63%, 12/01/2019	$ 1,892,000	473,000
3.13%, 05/15/2024	2,379,000	452,010

		925,010

Total Convertible Bonds (Cost $12,623,481)		8,489,306

CORPORATE DEBT SECURITIES - 5.6%
Australia - 0.2%
Quintis, Ltd.
8.75%, 08/01/2023 (B) (D) (G) (O)	4,546,000	3,182,200

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands - 0.0% (A)
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (D)	$ 929,000	$ 350,697

Chile - 0.0% (A)
Inversiones Alsacia SA
8.00%, 12/31/2018 (C) (D) (G) (M)	963,587	24,090

France - 0.2%
BNP Paribas SA
2.40%, 12/12/2018, MTN	2,169,000	2,185,558
Danone SA
2.59%, 11/02/2023 (D)	1,507,000	1,480,469

		3,666,027

Germany - 0.0% (A)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 (D)	271,800	280,633

Ireland - 0.0% (A)
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	431,000	435,537

Italy - 0.2%
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	1,694,000	1,729,298
Telecom Italia SpA
5.30%, 05/30/2024 (D)	1,366,000	1,485,525

		3,214,823

Luxembourg - 0.2%
Allergan Funding SCS
3.45%, 03/15/2022	1,336,000	1,385,316
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	1,193,000	1,130,368
8.00%, 02/15/2024 (D)	390,000	419,250

		2,934,934

Mexico - 0.2%
Petroleos Mexicanos
4.63%, 09/21/2023	1,634,000	1,687,758
3-Month LIBOR + 3.65%, 4.97% (L), 03/11/2022 (D)	1,495,000	1,627,756
Trust F/1401
5.25%, 12/15/2024 (D)	543,000	579,001

		3,894,515

Netherlands - 0.2%
Cooperatieve Rabobank UA
3.95%, 11/09/2022	353,000	370,468
ING Groep NV
Fixed until 04/16/2020, 6.00% (L), 04/16/2020 (B) (P)	795,000	818,532
Petrobras Global Finance BV
6.13%, 01/17/2022	1,320,000	1,419,000
7.38%, 01/17/2027	1,540,000	1,695,540

		4,303,540

Switzerland - 0.1%
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (D)	965,000	1,015,092

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom - 0.3%
HSBC Holdings PLC
Fixed until 09/17/2024, 6.38% (L), 09/17/2024 (P)	$ 2,707,000	$ 2,872,974
Lloyds Bank PLC
Fixed until 01/22/2029, 13.00% (L), 01/21/2029, MTN (P)	GBP 1,289,000	3,255,884

		6,128,858

United States - 4.0%
AbbVie, Inc.
2.30%, 05/14/2021	$ 1,279,000	1,276,893
2.50%, 05/14/2020	1,579,000	1,597,920
Activision Blizzard, Inc.
2.30%, 09/15/2021	360,000	357,969
Ally Financial, Inc.
3.50%, 01/27/2019	891,000	904,365
American Express Co.
Fixed until 03/15/2020, 4.90% (L), 03/15/2020 (P)	905,000	921,969
American Express Credit Corp.
2.70%, 03/03/2022, MTN	2,850,000	2,883,905
American Tower Corp.
3.40%, 02/15/2019	615,000	626,219
Apple, Inc.
3.20%, 05/11/2027	2,330,000	2,372,205
3.35%, 02/09/2027	2,434,000	2,506,012
AT&T, Inc.
2.85%, 02/14/2023	2,125,000	2,111,656
3.00%, 06/30/2022	2,900,000	2,928,235
3.40%, 08/14/2024	3,455,000	3,460,381
Bank of America Corp.
3.30%, 01/11/2023, MTN	1,553,000	1,590,973
4.00%, 01/22/2025, MTN	743,000	768,850
Becton Dickinson and Co.
2.89%, 06/06/2022	1,110,000	1,113,611
3.13%, 11/08/2021	1,364,000	1,390,475
3.36%, 06/06/2024	619,000	624,775
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	1,031,000	1,048,106
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (D)	1,155,000	1,170,881
Citigroup, Inc.
2.70%, 03/30/2021	1,447,000	1,463,132
2.90%, 12/08/2021	664,000	672,181
Fixed until 03/27/2020, 5.88% (L), 03/27/2020 (P)	1,660,000	1,733,870
E.I. du Pont de Nemours & Co.
2.20%, 05/01/2020	1,560,000	1,570,040
eBay, Inc.
3.80%, 03/09/2022	727,000	762,066
Edgewell Personal Care Co.
4.70%, 05/19/2021 - 05/24/2022	1,487,000	1,590,933
Ford Motor Credit Co. LLC
2.26%, 03/28/2019	580,000	581,504
2.55%, 10/05/2018	368,000	370,377
5.00%, 05/15/2018	1,088,000	1,109,639
Forest Laboratories LLC
5.00%, 12/15/2021 (D)	666,000	727,872
General Electric Co.
Fixed until 01/21/2021, 5.00% (L), 01/21/2021 (P)	1,421,000	1,502,992

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Electric Co. (continued)
5.55%, 05/04/2020, MTN	$ 149,000	$ 162,816
Fixed until 11/15/2017, 6.38% (L), 11/15/2067, MTN	874,000	875,923
General Motors Financial Co., Inc.
3.45%, 04/10/2022	577,000	586,481
Goldman Sachs Group, Inc.
2.60%, 12/27/2020	4,620,000	4,657,350
Fixed until 05/10/2020, 5.38% (L), 05/10/2020 (P)	1,505,000	1,559,331
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	956,000	984,680
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	192,000	218,020
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	2,000,000	1,998,485
3-Month LIBOR + 1.00%, 2.30% (L), 01/15/2023	1,637,000	1,652,278
4.35%, 08/15/2021	614,000	657,830
Medtronic, Inc.
3.15%, 03/15/2022	1,641,000	1,699,177
Morgan Stanley
Fixed until 07/15/2019, 5.45% (L), 07/15/2019 (P)	1,010,000	1,041,563
Mylan, Inc.
2.55%, 03/28/2019	1,019,000	1,023,713
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (D) (P)	1,086,000	1,159,305
Oracle Corp.
1.90%, 09/15/2021	2,245,000	2,228,618
Prudential Financial, Inc.
Fixed until 06/15/2023, 5.63% (L), 06/15/2043	531,000	578,790
Fixed until 09/15/2022, 5.88% (L), 09/15/2042	802,000	888,215
QUALCOMM, Inc.
2.60%, 01/30/2023	1,450,000	1,453,424
3.00%, 05/20/2022	1,720,000	1,770,999
Santander Holdings USA, Inc.
3.70%, 03/28/2022 (D)	390,000	397,348
Sherwin-Williams Co.
2.25%, 05/15/2020	890,000	893,523
2.75%, 06/01/2022	515,000	518,467
Synchrony Financial
3.75%, 08/15/2021	375,000	386,820
USB Capital IX
3-Month LIBOR + 1.02%, 3.50% (L), 10/30/2017 (P)	372,000	331,285
Verizon Communications, Inc.
2.63%, 08/15/2026	697,000	654,535
3.13%, 03/16/2022	7,054,000	7,228,283
Volkswagen Group of America Finance LLC
2.45%, 11/20/2019 (N)	644,000	647,920

		77,995,185

Total Corporate Debt Securities (Cost $108,283,625)		107,426,131

FOREIGN GOVERNMENT OBLIGATIONS - 11.1%
Argentina - 1.0%
Argentina Republic Government International Bond
3.88%, 01/15/2022 (N)	EUR 917,000	1,104,395
5.63%, 01/26/2022	$ 3,665,000	3,848,250

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Argentina Republic Government International Bond (continued)
6.88%, 04/22/2021 - 01/26/2027	$ 4,166,000	$ 4,518,415
7.50%, 04/22/2026 (B)	8,325,000	9,357,300

		18,828,360

Australia - 2.4%
Australia Government Bond
3.00%, 03/21/2047 (N)	AUD 6,001,000	4,185,868
5.50%, 04/21/2023 (N)	9,925,000	9,004,287
5.75%, 05/15/2021 - 07/15/2022 (N)	37,313,000	33,512,376

		46,702,531

Brazil - 1.2%
Brazil Government International Bond
5.00%, 01/27/2045	$ 3,550,000	3,303,985
5.63%, 02/21/2047 (B)	1,349,000	1,362,490
Brazil Notas do Tesouro Nacional
Series B,
6.00%, 08/15/2022	BRL 5,437,000	5,518,713
Series F,
10.00%, 01/01/2023 - 01/01/2027	39,741,000	12,861,251

		23,046,439

Canada - 1.0%
Canada Government Bond
0.50%, 08/01/2018	CAD 18,999,000	15,128,092
0.75%, 03/01/2021	4,667,000	3,631,040

		18,759,132

Germany - 0.5%
Bundesrepublik Deutschland
Zero Coupon, 08/15/2026 (N)	EUR 7,999,094	9,202,652

Hungary - 0.3%
Hungary Government International Bond
6.25%, 01/29/2020	$814,000	887,260
6.38%, 03/29/2021	4,004,000	4,514,510

		5,401,770

Indonesia - 0.1%
Indonesia Government International Bond
3.70%, 01/08/2022 (D)	630,000	653,745
4.88%, 05/05/2021 (N)	465,000	501,166
6.88%, 01/17/2018 (D)	1,020,000	1,034,789

		2,189,700

Italy - 0.2%
Italy Buoni Poliennali del Tesoro
1.85%, 05/15/2024	EUR 2,442,000	2,963,389

Japan - 1.0%
2-Year Japan Government Bond
0.10%, 03/15/2018 - 10/15/2018	JPY 2,228,200,000	19,838,241

Mexico - 1.1%
Mexico Bonos
Series M,
6.50%, 06/10/2021	MXN 268,328,500	14,643,722
8.50%, 12/13/2018	133,958,900	7,478,232

		22,121,954

New Zealand - 0.5%
New Zealand Government Bond
6.00%, 05/15/2021 (N)	NZD 10,577,000	8,627,163

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 1.3%
Republic of Poland Government Bond
2.50%, 07/25/2026 - 07/25/2027	PLN 75,542,000	$ 19,260,498
3.25%, 07/25/2025	17,437,000	4,806,285
Republic of Poland Government International Bond
5.00%, 03/23/2022	$ 653,000	721,624

		24,788,407

Republic of Korea - 0.1%
Export-Import Bank of Korea
2.63%, 12/30/2020	1,132,000	1,132,792
2.88%, 09/17/2018	618,000	622,287

		1,755,079

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (D)	2,060,000	2,032,190

Turkey - 0.3%
Turkey Government Bond
11.00%, 03/02/2022	TRY 23,293,000	6,576,786

United Kingdom - 0.0% (A)
U.K. Gilt
Series 2025,
2.00%, 09/07/2025 (N)	GBP 291,616	416,257

Total Foreign Government Obligations (Cost $210,390,118)		213,250,050

LOAN ASSIGNMENTS - 0.3%
United States - 0.3%
Fieldwood Energy LLC
1st Lien Term Loan,
3-Month LIBOR + 7.00%, 8.33% (L), 08/31/2020	$ 249,657	218,450
3-Month LIBOR + 7.13%, 8.46% (L), 09/30/2020	337,037	229,185
2nd Lien Term Loan,
3-Month LIBOR + 7.13%, 8.46% (L), 09/30/2020	567,243	226,897
Hilton Worldwide Finance LLC
Term Loan B2,
1-Month LIBOR + 2.00%, 3.24% (L), 10/25/2023	1,833,684	1,840,751
Neiman Marcus Group, Ltd., LLC
Term Loan,
1-Month LIBOR + 3.25%, 4.48% (L), 10/25/2020	677,660	504,009
Ocean Rig UDW, Inc.
Term Loan,
TBD , 09/20/2024 (Q)	33,573	33,741
Seadrill Partners Finco LLC
Term Loan B,
3-Month LIBOR + 3.00%, 4.33% (L), 02/21/2021	1,595,106	1,167,087
Sheridan Investment Partners II, LP
Term Loan A,
3-Month LIBOR + 3.50%, 4.82% (L), 12/16/2020	185,045	154,512

	Principal	Value
LOAN ASSIGNMENTS (continued)
United States (continued)
Sheridan Investment Partners II, LP (continued)
Term Loan B,
3-Month LIBOR + 3.50%, 4.82% (L), 12/16/2020	$ 1,330,778	$ 1,111,200
Term Loan M,
3-Month LIBOR + 3.50%, 4.82% (L), 12/16/2020	68,946	57,570

Total Loan Assignments (Cost $6,567,808)		5,543,402

U.S. GOVERNMENT OBLIGATIONS - 16.1%
U.S. Treasury - 14.3%
U.S. Treasury Note
0.75%, 12/31/2017	4,500,000	4,495,586
1.13%, 07/31/2021	3,999,500	3,902,169
1.63%, 08/31/2022 (B)	65,309,800	64,411,790
1.75%, 09/30/2022	59,473,900	59,329,861
1.88%, 07/31/2022 (B)	63,698,600	63,559,259
2.00%, 09/30/2024	24,789,700	24,723,852
2.25%, 08/15/2027 (B) (E)	56,877,200	56,490,613

		276,913,130

U.S. Treasury Inflation-Protected Securities - 1.8%
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	34,285,663	34,283,343

Total U.S. Government Obligations (Cost $312,488,082)		311,196,473

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.5%
U.S. Treasury Bill
0.94% (K), 10/12/2017 - 11/02/2017	9,845,000	9,840,282
0.96% (K), 11/02/2017	3,845,000	3,841,823
0.97% (K), 10/05/2017	19,465,000	19,463,822
0.99% (K), 11/16/2017	119,000,000	118,856,861
1.00% (K), 11/09/2017 - 11/16/2017	11,780,000	11,766,400

Total Short-Term U.S. Government Obligations (Cost $163,762,109)		163,769,188

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (K)	173,578,160	173,578,160

Total Securities Lending Collateral (Cost $173,578,160)		173,578,160

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 0.4%

Fixed Income Clearing Corp. 0.12% (K), dated 09/29/2017, to be repurchased at $7,216,471 on 10/02/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $7,361,657.

	$ 7,216,399	$ 7,216,399
State Street Bank & Trust Co. 0.05% (K), dated 09/29/2017, to be repurchased at $560,856 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.63%, due 12/31/2019, and with a value of $573,906.	560,853	560,853

Total Repurchase Agreements (Cost $7,777,252)		7,777,252

Total Investments Excluding Purchased Options/Swaptions (Cost $1,977,079,238)		2,132,420,068
Total Purchased Options/Swaptions - 0.3% (Cost $6,331,699)		5,662,175

Total Investments (Cost $1,983,410,937)		2,138,082,243

	Shares	Value
SECURITIES SOLD SHORT - (0.6)%
COMMON STOCKS - (0.6)%
Banks - (0.3)%
Bank of Montreal	(32,172)	$ (2,434,784)
Royal Bank of Canada	(40,251)	(3,114,271)

		(5,549,055)

Equity Real Estate Investment Trusts - (0.2)%
Prologis, Inc., REIT	(66,668)	(4,230,751)

Household Products - (0.1)%
Procter & Gamble Co.	(13,392)	(1,218,404)

Total Common Stocks (Proceeds $9,180,869)		(10,998,210)

Total Securities Sold Short (Proceeds $9,180,869)		(10,998,210)

Net Other Assets (Liabilities) - (10.2)%		(196,881,089)

Net Assets - 100.0%		$ 1,930,202,944

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Aflac, Inc.	GSI	USD	85.00	01/19/2018	USD	2,328,568	28,610	$60,842	$44,346
Call - BP PLC	UBS	USD	40.00	01/18/2019	USD	6,068,635	157,914	153,177	265,296
Call - Chevron Corp.	UBS	USD	125.00	01/18/2019	USD	5,883,578	50,073	149,218	257,876
Call - ConocoPhillips	UBS	USD	52.50	01/18/2019	USD	4,152,348	82,964	252,586	336,004
Call - EURO STOXX 50® Index (R)	DUB	EUR	3,426.55	09/21/2018	EUR	1,591,126	375	136,733	112,807
Call - EURO STOXX 50® Index	CITI	EUR	3,650.00	12/15/2017	EUR	6,296,614	1,484	161,192	73,753
Call - Exxon Mobil Corp.	UBS	USD	95.00	01/18/2019	USD	2,790,927	34,044	61,279	35,916
Call - Franklin Resources, Inc.	GSI	USD	45.00	01/19/2018	USD	2,165,768	48,658	54,020	81,502
Call - MetLife, Inc.	GSI	USD	52.50	01/19/2018	USD	1,759,339	33,866	43,748	68,409
Call - Occidental Petroleum Corp.	UBS	USD	75.00	01/18/2019	USD	4,697,668	73,161	170,465	152,175
Call - Royal Dutch Shell PLC	UBS	USD	60.00	01/18/2019	USD	5,460,621	90,139	181,910	342,528
Call - Schlumberger, Ltd.	UBS	USD	90.00	01/18/2019	USD	3,437,633	49,278	198,590	49,278
Call - SPDR Gold Shares	JPM	USD	120.00	11/17/2017	USD	6,123,255	50,364	255,396	148,574
Call - SPDR Gold Shares	MSCS	USD	120.00	12/15/2017	USD	5,895,901	48,494	176,504	169,729
Call - SPDR Gold Shares	CITI	USD	120.00	01/19/2018	USD	5,947,329	48,917	197,233	206,722
Call - SPDR Gold Shares	JPM	USD	122.00	10/20/2017	USD	4,959,613	40,793	162,050	45,280
Call - SPDR Gold Shares	MSCS	USD	127.00	03/16/2018	USD	7,532,003	61,951	145,585	133,786
Call - SPDR Gold Shares	MSCS	USD	130.00	02/16/2018	USD	7,526,167	61,903	156,992	73,214
Call - Suncor Energy, Inc.	UBS	USD	35.00	01/18/2019	USD	4,649,417	106,321	216,895	348,201
Call - Synchrony Financial	GSI	USD	35.00	01/19/2018	USD	1,673,440	53,895	68,258	28,295
Call - TOPIX Index	MSCS	JPY	1,700.00	01/12/2018	JPY	9,021,341	606,648	170,183	186,695
Call - Total SA	UBS	USD	60.00	01/18/2019	USD	5,811,255	108,581	162,871	122,154
Call - Travelers Cos., Inc.	GSI	USD	135.00	01/19/2018	USD	2,375,418	19,388	74,392	9,694
Call - Wells Fargo & Co.	GSI	USD	55.00	01/19/2018	USD	3,861,879	70,025	158,067	163,858

Total								$3,568,186	$3,456,092

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - EUR vs. USD	BCLY	EUR	1.19	05/18/2018	EUR	23,730,499	$380,742	$771,491
Call - EUR vs. USD	UBS	EUR	1.20	03/27/2018	EUR	46,347,009	520,859	1,017,493
Call - EUR vs. USD	UBS	EUR	1.22	12/20/2017	EUR	12,165,860	176,418	83,570
Call - USD vs. BRL	BNP	USD	3.19	10/27/2017	USD	5,934,000	369,451	65,505

Total							$1,447,470	$1,938,059

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR	BOA	3-Month USD-LIBOR	Receive	2.00%	12/07/2017	USD	24,737,915	$237,484	$41,035
Call - Pays Floating Rate Index 3-Month USD-LIBOR	GSC	3-Month USD-LIBOR	Receive	2.03	12/07/2017	USD	49,455,586	593,467	97,068
Put - Receives Floating Rate Index 3-Month USD-LIBOR	GSI	3-Month USD-LIBOR	Pay	2.75	05/02/2018	USD	5,597,794	272,148	129,852
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR	GSI	6-Month EUR-EURIBOR	Pay	0.46	10/03/2017	EUR	46,872,681	173,511	0	(S)
Put - Receives Floating Rate Index 6-Month JPY-LIBOR	DUB	6-Month JPY-LIBOR	Pay	1.07	04/04/2018	JPY	269,375,596	39,433	69

Total								$1,316,043	$268,024

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Pioneer Natural Resources Co.	UBS	USD	165.00	01/18/2019	USD	1,923,331	13,036	$(210,271)	$(191,953)
Call - SPDR Gold Shares	CITI	USD	135.00	01/19/2018	USD	5,947,329	48,917	(35,709)	(18,405)
Call - SPDR Gold Shares	JPM	USD	137.00	11/17/2017	USD	6,123,255	50,364	(53,889)	(1,629)
Call - SPDR Gold Shares	MSCS	USD	140.00	03/16/2018	USD	7,532,003	61,951	(34,693)	(28,612)
Call - TOPIX Index	MSCS	JPY	1,850.00	01/12/2018	JPY	9,021,341	606,648	(16,289)	(16,357)
Put - BP PLC	UBS	USD	25.00	01/18/2019	USD	6,068,635	157,914	(176,864)	(57,639)
Put - Chevron Corp.	UBS	USD	80.00	01/18/2019	USD	5,883,578	50,073	(162,737)	(80,117)
Put - ConocoPhillips	UBS	USD	35.00	01/18/2019	USD	4,152,348	82,964	(180,322)	(82,549)
Put - EURO STOXX 50® Index (R)	DUB	EUR	2,586.07	09/21/2018	EUR	1,591,126	375	(136,733)	(14,123)
Put - Exxon Mobil Corp.	UBS	USD	60.00	01/18/2019	USD	2,790,927	34,044	(54,470)	(38,299)
Put - Occidental Petroleum Corp.	UBS	USD	45.00	01/18/2019	USD	4,697,668	73,161	(160,954)	(99,865)
Put - Royal Dutch Shell PLC	UBS	USD	40.00	01/18/2019	USD	5,460,621	90,139	(189,292)	(40,563)
Put - Schlumberger, Ltd.	UBS	USD	60.00	01/18/2019	USD	3,437,633	49,278	(160,154)	(165,081)
Put - SPDR Gold Shares	CITI	USD	110.00	01/19/2018	USD	5,947,329	48,917	(42,851)	(15,187)
Put - SPDR Gold Shares	MSCS	USD	115.00	02/16/2018	USD	7,526,167	61,903	(37,352)	(64,025)
Put - SPDR Gold Shares	CITI	USD	115.00	03/16/2018	USD	4,519,250	37,171	(42,375)	(54,151)
Put - Suncor Energy, Inc.	UBS	USD	25.00	01/18/2019	USD	4,649,417	106,321	(205,731)	(76,551)
Put - TOPIX Index	MSCS	JPY	1,550.00	01/12/2018	JPY	9,021,341	606,648	(80,458)	(84,682)
Put - Total SA	UBS	USD	40.00	01/18/2019	USD	5,811,255	108,581	(244,307)	(100,437)

Total								$(2,225,451)	$(1,230,225)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - 5-Year	GSI	6-Month EUR-EURIBOR	Pay	0.76%	10/03/2017	EUR 46,872,681	$(63,662)	$0	(S)
Put - 5-Year	GSI	3-Month USD-LIBOR	Pay	2.50	05/02/2018	USD 25,606,929	(190,563)	(70,645)
Put - 5-Year	GSC	3-Month USD-LIBOR	Pay	2.81	03/22/2018	USD 32,214,273	(128,857)	(172,512)
Put - 10-Year	GSC	3-Month USD-LIBOR	Pay	2.28	12/07/2017	USD 49,455,586	(191,640)	(531,137)
Put - 10-Year	BOA	3-Month USD-LIBOR	Pay	2.40	12/07/2017	USD 24,737,915	(54,424)	(142,033)

Total							$(629,146)	$(916,327)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 29	5.00%	Quarterly	12/20/2022	USD	2,852,556	$227,345	$213,733	$13,612

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.40%	Quarterly/Semi-Annually	03/07/2023	USD	23,062,897	$326,640	$163	$326,477
3-Month USD-LIBOR	Pay	3.03	Semi-Annually/Quarterly	04/19/2027	USD	30,491,352	(574,781)	234	(575,015)
6-Month EUR-EURIBOR	Pay	0.37	Annually/Semi-Annually	08/15/2026	EUR	7,999,094	300,231	242	299,989
6-Month EUR-EURIBOR	Receive	0.37	Semi-Annually/Annually	08/15/2026	EUR	8,060,000	1,143	—	1,143
6-Month EUR-EURIBOR	Pay	0.42	Annually/Semi-Annually	03/07/2023	EUR	20,410,664	(73,713)	151	(73,864)

Total							$(20,480)	$790	$(21,270)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (T)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (W)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Airbus Finance BV, 5.50%, 09/25/2018	BCLY	1.00%	Quarterly	06/20/2022	0.30%	EUR	1,222,201	$(48,339)	$(43,051)	$(5,288)
Airbus Finance BV, 5.50%, 09/25/2018	BCLY	1.00	Quarterly	06/20/2022	0.30	EUR	613,250	(24,252)	(23,054)	(1,198)
Akzo Nobel NV, 4.00%, 12/17/2018	BCLY	1.00	Quarterly	06/20/2022	0.50	EUR	1,222,201	(34,339)	(29,355)	(4,984)
Barrick Gold Corp., 5.80%, 11/15/2034	BCLY	1.00	Quarterly	06/20/2022	0.63	USD	1,221,900	(18,724)	(15,259)	(3,465)
BASF SE, 1.38%, 01/22/2019	BCLY	1.00	Quarterly	06/20/2022	0.26	EUR	1,222,201	(50,772)	(46,511)	(4,261)
Bayer AG, 5.63%, 05/23/2018	BCLY	1.00	Quarterly	06/20/2022	0.32	EUR	1,222,201	(46,960)	(41,672)	(5,288)
BP PLC, 4.20%, 06/15/2018	BCLY	1.00	Quarterly	06/20/2022	0.42	EUR	1,222,201	(40,414)	(30,498)	(9,916)
Caterpillar, Inc., 3.90%, 05/27/2021	BCLY	1.00	Quarterly	06/20/2022	0.30	USD	610,950	(19,423)	(18,530)	(893)
Caterpillar, Inc., 3.90%, 05/27/2021	BCLY	1.00	Quarterly	06/20/2022	0.30	USD	1,221,900	(38,845)	(35,389)	(3,456)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (continued) (T)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (W)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Cie de Saint-Gobain, 4.00%, 10/08/2018	BCLY	1.00%	Quarterly	06/20/2022	0.41%	EUR	1,222,201	$(40,892)	$(36,175)	$(4,717)
CSX Corp., 3.70%, 11/01/2023	BCLY	1.00	Quarterly	06/20/2022	0.34	USD	1,222,450	(37,533)	(40,246)	2,713
Deere & Co., 4.38%, 10/16/2019	BCLY	1.00	Quarterly	06/20/2022	0.28	USD	1,221,900	(40,799)	(41,657)	858
Dow Chemical Co., 7.38%, 11/01/2029	BCLY	1.00	Quarterly	06/20/2022	0.44	USD	1,221,900	(30,481)	(28,333)	(2,148)
General Electric Co., 2.70%, 10/09/2022	BCLY	1.00	Quarterly	06/20/2022	0.33	USD	1,221,900	(37,261)	(35,389)	(1,872)
International Paper Co., 7.50%, 08/15/2021	BCLY	1.00	Quarterly	06/20/2022	0.46	USD	1,222,450	(29,711)	(31,161)	1,450
Norfolk Southern Corp., 3.25%, 12/01/2021	BCLY	1.00	Quarterly	06/20/2022	0.29	USD	1,221,900	(40,912)	(42,230)	1,318
Shell International Finance BV, 0.07%, 09/15/2019	BCLY	1.00	Quarterly	06/20/2022	0.32	EUR	613,250	(23,680)	(20,587)	(3,093)
Shell International Finance BV, 0.07%, 09/15/2019	BCLY	1.00	Quarterly	06/20/2022	0.32	EUR	1,222,201	(47,198)	(37,546)	(9,652)
Sherwin-Williams Co., 7.38%, 02/01/2027	BCLY	1.00	Quarterly	06/20/2022	0.59	USD	610,950	(11,621)	(12,057)	436
Southwest Airlines Co., 2.65%, 11/05/2020	BCLY	1.00	Quarterly	06/20/2022	0.47	USD	1,221,900	(28,957)	(35,389)	6,432
Statoil ASA, 2.00%, 09/10/2020	BCLY	1.00	Quarterly	06/20/2022	0.18	EUR	1,222,201	(56,403)	(47,204)	(9,199)
Volkswagen International Finance NV, 5.38%, 05/22/2018	BCLY	1.00	Quarterly	06/20/2022	0.69	EUR	1,222,201	(21,836)	(25,290)	3,454

Total								$(769,352)	$(716,583)	$(52,769)

Cross Currency Swap Agreements

Fixed Rate Receivable	Fixed Rate Payable	Counterparty	Expiration Date	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1.84%	0.10%	BOA	03/15/2018	USD	3,219,125	JPY	360,250,000	$28,299	$18,272	$10,027
1.69	0.10	BOA	03/15/2018	USD	4,873,355	JPY	549,550,000	8,443	21,863	(13,420)
2.01	0.10	BOA	10/15/2018	USD	12,837,552	JPY	1,318,400,000	1,330,701	41,331	1,289,370

Total								$1,367,443	$81,466	$1,285,977

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (X)

Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Monthly	12/21/2018	EUR	361,600	3,200	$41,603	$—	$41,603
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Maturity	12/21/2018	EUR	533,333	4,700	58,466	—	58,466
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/21/2018	EUR	448,130	4,100	71,233	—	71,233
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/20/2019	EUR	271,350	2,700	77,864	—	77,864
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/20/2019	EUR	576,270	5,700	160,337	—	160,337
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/20/2019	EUR	528,840	5,200	142,584	—	142,584
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/27/2019	EUR	421,070	4,100	107,577	—	107,577
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	288,900	3,000	88,643	—	88,643
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Maturity	12/18/2020	EUR	154,240	1,600	47,087	—	47,087
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Maturity	12/18/2020	EUR	134,680	1,400	41,532	—	41,532
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	115,200	1,200	35,883	—	35,883
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	155,200	1,600	45,952	—	45,952
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	465,600	4,800	137,857	—	137,857
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/18/2020	EUR	470,360	4,400	74,885	—	74,885
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/17/2021	EUR	270,960	2,400	13,899	—	13,899
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/17/2021	EUR	227,260	2,200	37,703	—	37,703
EURO STOXX 50® Index Dividend Futures	BNP	Receive	Annually	12/17/2021	EUR	234,960	2,200	28,602	—	28,602
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Maturity	12/16/2022	EUR	265,920	2,400	9,077	—	9,077
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Semi-Annually	12/21/2017	EUR	261,360	2,400	13,694	—	13,694

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (X)

Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	Pay	Annually	12/16/2022	EUR	131,400	1,200	$6,033	$—	$6,033
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/21/2018	USD	1,098,625	23,500	144,525	—	144,525
S&P 500® Annual Dividend Futures	GSI	Receive	Annually	12/18/2020	USD	455,763	9,500	78,613	—	78,613
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/17/2021	USD	582,600	12,000	109,800	—	109,800
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/30/2018	JPY	90,112,500	270,000	90,580	—	90,580
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	04/02/2018	JPY	89,237,700	270,000	98,354	—	98,354
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	03/29/2019	JPY	45,760,000	130,000	58,343	—	58,343
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/29/2019	JPY	44,687,500	130,000	67,874	—	67,874
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/29/2019	JPY	95,732,000	280,000	150,793	—	150,793
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/21/2020	JPY	74,800,000	220,000	169,705	—	169,705
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2020	JPY	62,820,000	180,000	124,452	—	124,452
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	03/31/2020	JPY	45,448,000	130,000	89,189	—	89,189
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2021	JPY	25,290,000	60,000	4,266	—	4,266
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2021	JPY	30,620,000	80,000	33,237	—	33,237
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2021	JPY	15,520,000	40,000	14,752	—	14,752
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	03/31/2021	JPY	19,275,000	50,000	19,551	—	19,551
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	04/01/2021	JPY	65,960,000	170,000	62,697	—	62,697
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	31,880,000	80,000	25,452	—	25,452

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (X)

Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2022	JPY	25,560,000	60,000	$4,426	$—	$4,426
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	35,775,000	90,000	29,433	—	29,433
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	04/01/2022	JPY	66,810,000	170,000	62,395	—	62,395
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Quarterly	03/31/2023	JPY	25,380,000	60,000	5,972	—	5,972
SGX Nikkei Stock Average Dividend Point Index Futures	JPM	Pay	Annually	04/03/2023	JPY	25,680,000	60,000	3,108	—	3,108

Total								$2,688,028	$—	$2,688,028

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	Short	(6)	12/15/2017	$(248,792)	$(253,588)	$—	$(4,796)
NASDAQ-100 E-Mini Index	Long	76	12/15/2017	9,129,461	9,093,400	—	(36,061)
Nikkei 225 Index	Short	(13)	12/07/2017	(1,108,287)	(1,175,517)	—	(67,230)
Russell 2000® Mini Index	Short	(103)	12/15/2017	(7,325,174)	(7,688,435)	—	(363,261)
S&P 500® E-Mini	Short	(45)	12/15/2017	(5,600,796)	(5,661,225)	—	(60,429)

Total						$—	$(531,777)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	12/07/2017	JPY	544,301,012	USD	4,825,000	$27,791	$—
BNP	12/15/2017	EUR	5,916,000	USD	7,067,165	—	(45,085)
CITI	10/12/2017	USD	4,217,055	AUD	5,712,000	—	(262,783)
CITI	10/26/2017	JPY	520,488,585	USD	4,790,000	—	(158,400)
CSI	12/04/2017	GBP	972,000	USD	1,315,072	—	(10,041)
DUB	11/16/2017	EUR	5,651,000	USD	6,817,677	—	(121,926)
DUB	12/15/2017	USD	1,743,016	AUD	2,200,000	18,887	—
DUB	12/15/2017	EUR	4,006,000	PLN	17,165,309	50,066	—
GSI	10/12/2017	EUR	4,199,000	USD	4,778,281	187,776	—
GSI	10/12/2017	USD	4,154,811	AUD	5,632,000	—	(262,285)
GSI	10/12/2017	USD	4,905,524	EUR	4,199,000	—	(60,533)
GSI	10/20/2017	USD	11,433,655	AUD	14,422,230	123,764	—
GSI	11/17/2017	INR	1,576,501,000	USD	24,480,209	—	(485,187)
GSI	12/14/2017	JPY	654,131,416	USD	5,834,000	757	—
JPM	10/19/2017	USD	4,288,625	NZD	6,238,000	—	(215,320)
JPM	11/16/2017	GBP	11,295,000	USD	14,621,886	535,159	—
MSCS	10/27/2017	NOK	14,545,000	USD	1,828,072	—	(717)
UBS	10/19/2017	EUR	4,158,000	USD	4,743,280	176,185	—
UBS	10/23/2017	USD	965,775	EUR	805,000	13,143	—
UBS	12/07/2017	USD	4,445,761	NZD	6,132,000	22,618	—
UBS	12/14/2017	EUR	15,674,192	USD	18,612,122	62,432	(71,088)
UBS	12/15/2017	EUR	5,918,000	USD	7,063,074	—	(38,620)

Total						$1,218,578	$(1,731,985)

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
U.S. Government Obligations	14.6%		$ 311,196,473
Foreign Government Obligations	10.0		213,250,050
Banks	4.2		88,359,523
Oil, Gas & Consumable Fuels	3.7		78,447,511
International Commodity Funds	3.6		75,951,179
Chemicals	2.9		62,134,181
Pharmaceuticals	2.8		59,162,433
Diversified Telecommunication Services	2.6		55,455,617
Software	2.6		54,131,993
Health Care Providers & Services	2.2		45,902,293
Capital Markets	2.1		44,817,292
Media	1.9		40,421,739
Internet Software & Services	1.9		40,205,202
Food Products	1.6		33,620,199
Insurance	1.5		32,765,739
Auto Components	1.5		31,048,018
Health Care Equipment & Supplies	1.4		29,946,577
Technology Hardware, Storage & Peripherals	1.3		28,588,833
Semiconductors & Semiconductor Equipment	1.1		24,052,060
Specialty Retail	1.1		23,606,449
Real Estate Management & Development	1.0		22,026,468
Machinery	1.0		21,350,513
Road & Rail	1.0		21,181,465
Industrial Conglomerates	0.9		19,487,711
Multi-Utilities	0.9		19,311,990
Internet & Direct Marketing Retail	0.9		19,208,573
Wireless Telecommunication Services	0.9		18,574,547
Airlines	0.9		18,116,217
Aerospace & Defense	0.8		16,699,538
Electric Utilities	0.8		16,675,721
Biotechnology	0.7		15,565,905
Automobiles	0.7		14,254,915
Building Products	0.6		13,683,398
Communications Equipment	0.6		11,615,581
IT Services	0.5		11,553,361
Diversified Financial Services	0.5		11,546,523
Textiles, Apparel & Luxury Goods	0.5		11,240,192
Beverages	0.5		9,560,912
Hotels, Restaurants & Leisure	0.5		9,558,604
Consumer Finance	0.4		8,833,401
Personal Products	0.4		8,688,723
Construction & Engineering	0.4		8,350,150
Electronic Equipment, Instruments & Components	0.4		8,260,844
Electrical Equipment	0.4		7,947,336
Gas Utilities	0.3		7,200,016
Household Durables	0.3		7,058,653
Food & Staples Retailing	0.3		5,803,401
Equity Real Estate Investment Trusts	0.3		5,520,363
Multiline Retail	0.3		5,325,775
Energy Equipment & Services	0.2		4,798,288
Containers & Packaging	0.2		3,912,294
Independent Power & Renewable Electricity Producers	0.2		3,661,965
Over-the-Counter Options Purchased	0.2		3,456,092
Paper & Forest Products	0.2		3,241,306
Internet & Catalog Retail	0.1		2,925,965
Professional Services	0.1		2,646,252
Tobacco	0.1		2,374,980
Over-the-Counter Foreign Exchange Options Purchased	0.1		1,938,059
Metals & Mining	0.1		1,828,413
Household Products	0.0	(A)	792,562

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Construction Materials	0.0	(A) %	$ 775,862
Life Sciences Tools & Services	0.0	(A)	660,482
Transportation Infrastructure	0.0	(A)	554,651
Distributors	0.0	(A)	391,909
Trading Companies & Distributors	0.0	(A)	312,264
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(A)	268,024
Marine	0.0	(A)	63,594
Commercial Services & Supplies	0.0	(A)	53,585
Air Freight & Logistics	0.0	(A)	38,729
Short-Term Investments	16.2		345,124,600

Total Investments and Securities Sold Short	100.0%		$ 2,127,084,033

SECURITY VALUATION:

Valuation Inputs (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
ASSETS
Investments
Common Stocks	$578,776,412	$453,571,981	$—	$1,032,348,393
Convertible Preferred Stocks (AA)	17,385,086	—	1,547,910	18,932,996
Preferred Stocks	3,785,353	50,409	7,582,055	11,417,817
Exchange-Traded Funds	75,951,179	—	—	75,951,179
Master Limited Partnership	2,680,615	—	—	2,680,615
Warrants	—	13,050	46,056	59,106
Convertible Bonds	—	7,799,786	689,520	8,489,306
Corporate Debt Securities	—	107,426,131	—	107,426,131
Foreign Government Obligations	—	213,250,050	—	213,250,050
Loan Assignments	—	5,543,402	—	5,543,402
U.S. Government Obligations	—	311,196,473	—	311,196,473
Short-Term U.S. Government Obligations	—	163,769,188	—	163,769,188
Securities Lending Collateral	173,578,160	—	—	173,578,160
Repurchase Agreements	—	7,777,252	—	7,777,252
Over-the-Counter Options Purchased	3,082,837	373,255	—	3,456,092
Over-the-Counter Foreign Exchange Options Purchased	—	1,938,059	—	1,938,059
Over-the-Counter Interest Rate Swaptions Purchased	—	268,024	—	268,024

Total Investments	$855,239,642	$1,272,977,060	$9,865,541	$2,138,082,243

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$227,345	$—	$227,345
Centrally Cleared Interest Rate Swap Agreements	—	628,014	—	628,014
Over-the-Counter Cross Currency Swap Agreements	—	1,367,443	—	1,367,443
Over-the-Counter Total Return Swap Agreements	—	2,688,028	—	2,688,028
Forward Foreign Currency Contracts (AB)	—	1,218,578	—	1,218,578

Total Other Financial Instruments	$—	$6,129,408	$—	$6,129,408

LIABILITIES
Securities Sold Short
Common Stocks	$(10,998,210)	$—	$—	$(10,998,210)

Total Securities Sold Short	$(10,998,210)	$—	$—	$(10,998,210)

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
Other Financial Instruments
Over-the-Counter Options Written	$(1,115,063)	$(115,162)	$—	$(1,230,225)
Over-the-Counter Interest Rate Swaptions Written	—	(916,327)	—	(916,327)
Centrally Cleared Interest Rate Swap Agreements	—	(648,494)	—	(648,494)
Over-the-Counter Credit Default Swap Agreements	—	(769,352)	—	(769,352)
Futures Contracts (AB)	(531,777)	—	—	(531,777)
Forward Foreign Currency Contracts (AB)	—	(1,731,985)	—	(1,731,985)

Total Other Financial Instruments	$(1,646,840)	$(4,181,320)	$—	$(5,828,160)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Over-the-Counter Options Purchased (R)	$112,807	$—	$—	$—
Over-the-Counter Options Written (R)	(14,123)	—	—	—

Total	$98,684	$—	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $169,190,690. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing securities.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $54,562,275, representing 2.8% of the Portfolio’s net assets.
(E)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $582,647.
(F)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of all securities segregated as collateral for open exchange-traded options and securities sold short transactions is $6,667,040.
(G)	Illiquid security. At September 30, 2017, the value of such securities amounted to $6,653,273 or 0.3% of the Portfolio’s net assets.
(H)	Restricted securities. At September 30, 2017, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Convertible Preferred Stocks	Dropbox, Inc., 0.00%	05/02/2014	$3,285,009	$1,547,910	0.1%
Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,206,293	0.1
Preferred Stocks	Uber Technologies, Inc., 0.00%	05/02/2014	2,002,180	6,375,762	0.3

Total			$6,591,347	$9,129,965	0.5%

(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, total value of securities is $9,878,591, representing 0.5% of the Portfolio’s net assets.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Rates disclosed reflect the yields at September 30, 2017.

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(M)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2017, the total value of such securities is $716,870, representing less than 0.1% of the Portfolio net assets.
(N)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the total value of Regulation S securities is $67,202,967, representing 3.5% of the Portfolio’s net assets.
(O)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2017, the total value of such securities is $4,890,765, representing 0.3% of the Portfolio net assets.
(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	All or a portion of the security represents an unsettled loan commitment at September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(R)	Transferred from Level 1 to 2 due to the unavailability of quoted market prices in active markets on September 30, 2017.
(S)	Securities deemed worthless.
(T)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(X)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(Y)	The Portfolio recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Z)	Level 3 securities were not considered significant to the Portfolio.
(AA)	For the period ended September 30, 2017, the valuation technique changed for certain investments in convertible preferred stocks with a total value of $1,547,910 from a hybrid model using Market Comparable Companies to a Market Transaction. The most recent comparable market transaction available was determined to represent a more relevant measure of fair value.
(AB)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2017 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2017 Form N-Q

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 12.6%
iShares Edge MSCI Min Vol EAFE ETF	93,817	$ 6,666,636
iShares Edge MSCI Min Vol Emerging Markets ETF	33,229	1,930,605

		8,597,241

U.S. Equity Funds - 37.7%
iShares Edge MSCI Min Vol USA ETF	112,247	5,650,514
iShares Edge MSCI USA Momentum Factor ETF	59,173	5,661,673
iShares Edge MSCI USA Quality Factor ETF	72,961	5,628,211
iShares Edge MSCI USA Size Factor ETF	39,474	3,132,262
iShares Edge MSCI USA Value Factor ETF	72,856	5,633,226

		25,705,886

U.S. Fixed Income Fund - 49.6%
iShares Core U.S. Aggregate Bond ETF	308,314	33,788,131

Total Exchange-Traded Funds (Cost $64,456,626)		68,091,258

Total Investments (Cost $64,456,626)		68,091,258
Net Other Assets (Liabilities) - 0.1%		86,427

Net Assets - 100.0%		$ 68,177,685

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$68,091,258	$—	$—	$68,091,258

Total Investments	$68,091,258	$—	$—	$68,091,258

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.3%
International Equity Funds - 18.7%
iShares Edge MSCI Min Vol EAFE ETF	75,071	$ 5,334,545
iShares Edge MSCI Min Vol Emerging Markets ETF	26,708	1,551,735

		6,886,280

U.S. Equity Funds - 55.4%
iShares Edge MSCI Min Vol USA ETF	88,319	4,445,979
iShares Edge MSCI USA Momentum Factor ETF	46,913	4,488,636
iShares Edge MSCI USA Quality Factor ETF	57,776	4,456,841
iShares Edge MSCI USA Size Factor ETF	32,567	2,584,191
iShares Edge MSCI USA Value Factor ETF	57,795	4,468,709

		20,444,356

U.S. Fixed Income Fund - 24.2%
iShares Core U.S. Aggregate Bond ETF	81,651	8,948,133

Total Exchange-Traded Funds (Cost $34,047,433)		36,278,769

Total Investments (Cost $34,047,433)		36,278,769
Net Other Assets (Liabilities) - 1.7%		617,990

Net Assets - 100.0%		$ 36,896,759

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$36,278,769	$—	$—	$36,278,769

Total Investments	$36,278,769	$—	$—	$36,278,769

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.5%
International Equity Funds - 2.2%
iShares MSCI Eurozone ETF (A)	710,877	$ 30,795,192
iShares MSCI Japan ETF (A)	109,967	6,126,261

		36,921,453

U.S. Fixed Income Funds - 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	122,593	10,881,355
SPDR Bloomberg Barclays High Yield Bond ETF	261,985	9,777,280

		20,658,635

Total Exchange-Traded Funds (Cost $50,885,567)		57,580,088

INVESTMENT COMPANIES - 96.0%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F) (G)	79,640	462,001

International Equity Fund - 5.9%
Transamerica MFS International Equity VP (H)	10,168,573	96,906,501

International Mixed Allocation Fund - 6.9%
Transamerica Blackrock Global Allocation VP (H)	12,200,333	112,243,060

U.S. Equity Funds - 30.8%
Transamerica Barrow Hanley Dividend Focused VP (H)	3,581,838	87,325,212
Transamerica Jennison Growth VP (H)	9,048,428	91,027,183
Transamerica JPMorgan Enhanced Index VP (H)	10,087,822	205,488,939
Transamerica JPMorgan Mid Cap Value VP (H)	3,308,470	53,365,625
Transamerica WMC US Growth VP (H)	2,422,373	65,597,861

		502,804,820

U.S. Fixed Income Funds - 30.2%
Transamerica JPMorgan Core Bond VP (H)	21,184,024	272,850,231
Transamerica Short-Term Bond (I)	21,838,323	219,256,767

		492,106,998

U.S. Mixed Allocation Fund - 22.2%
Transamerica PIMCO Total Return VP (H)	31,394,626	362,921,872

Total Investment Companies (Cost $1,522,824,250)		1,567,445,252

SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (J)	12,538,945	12,538,945

Total Securities Lending Collateral (Cost $12,538,945)		12,538,945

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp. 0.12% (J),
dated 09/29/2017, to be repurchased
at $8,214,222 on 10/02/2017.
Collateralized by a U.S. Government
Obligation, 0.13%, due 04/15/2020,
and with a value of $8,382,501.

$ 8,214,140	$ 8,214,140

Total Repurchase Agreement (Cost $8,214,140)	8,214,140

Total Investments (Cost $1,594,462,902)	1,645,778,425
Net Other Assets (Liabilities) - (0.8)%	(13,675,895)

Net Assets - 100.0%	$ 1,632,102,530

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$57,580,088	$—	$—	$57,580,088
Investment Companies	1,566,983,251	—	—	1,566,983,251
Securities Lending Collateral	12,538,945	—	—	12,538,945
Repurchase Agreement	—	8,214,140	—	8,214,140

Total	$1,637,102,284	$8,214,140	$—	$1,645,316,424

Investment Companies Measured at Net Asset Value (L)				462,001

Total Investments				$1,645,778,425

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,261,279. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Illiquid security. At September 30, 2017, the value of such securities amounted to $462,001 or less than 0.1% of the Portfolio’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $462,001, representing less than 0.1% of the Portfolio’s net assets.
(F)	Issuer is affiliated with the Portfolio’s investment manager.
(G)	Restricted security. At September 30, 2017, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$462,001	0.0	%(B)

(H)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(I)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(J)	Rates disclosed reflect the yields at September 30, 2017.
(K)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Australia - 5.8%
Aventus Retail Property Fund, Ltd., REIT	990,320	$ 1,755,584
Dexus, REIT	628,458	4,683,142
GPT Group, REIT	1,564,346	6,086,281
LendLease Group	178,745	2,512,519
Mirvac Group, REIT	1,212,768	2,178,466
Scentre Group, REIT	851,320	2,624,357

		19,840,349

Austria - 0.5%
BUWOG AG (A)	56,633	1,697,461

Canada - 0.7%
Canadian Real Estate Investment Trust	21,900	809,655
Smart Real Estate Investment Trust	69,300	1,635,097

		2,444,752

France - 5.5%
Gecina SA, REIT	30,082	4,877,999
Klepierre SA, REIT	145,921	5,727,532
Unibail-Rodamco SE, REIT	32,726	7,958,178

		18,563,709

Germany - 4.1%
ADO Properties SA (B) (C)	50,099	2,475,951
Aroundtown SA	355,343	2,540,879
LEG Immobilien AG	12,785	1,293,316
Vonovia SE	178,838	7,609,273

		13,919,419

Hong Kong - 9.4%
CK Asset Holdings, Ltd.	1,595,543	13,204,959
I-CABLE Communications, Ltd. (A)	127,465	4,243
Kerry Properties, Ltd.	463,500	1,919,482
Link REIT	976,300	7,911,284
Sun Hung Kai Properties, Ltd.	326,000	5,295,893
Swire Properties, Ltd.	704,600	2,390,279
Wharf Holdings, Ltd.	147,000	1,309,744

		32,035,884

Japan - 12.7%
AEON REIT Investment Corp.	1,001	1,013,232
Hulic Co., Ltd.	297,100	2,912,253
Kenedix Office Investment Corp., Class A, REIT	232	1,276,232
Kenedix Retail REIT Corp. (C)	1,715	3,563,359
Mitsubishi Estate Co., Ltd.	99,310	1,726,728
Mitsui Fudosan Co., Ltd.	472,810	10,252,445
Mori Hills REIT Investment Corp.	1,605	1,924,146
Nippon Building Fund, Inc., REIT	673	3,355,281
Nippon Prologis REIT, Inc. (C)	1,127	2,374,687
Nomura Real Estate Holdings, Inc.	231,900	4,941,979
Orix JREIT, Inc., Class A	1,680	2,411,198
Sumitomo Realty & Development Co., Ltd.	151,000	4,569,251
Tokyo Tatemono Co., Ltd.	133,800	1,711,071
Tokyu Fudosan Holdings Corp.	169,500	1,022,799

		43,054,661

Norway - 0.2%
Entra ASA (B)	48,024	657,243

	Shares	Value
COMMON STOCKS (continued)
Singapore - 2.6%
CapitaLand Mall Trust, REIT	990,000	$ 1,459,693
CapitaLand, Ltd.	1,155,900	3,050,700
City Developments, Ltd.	329,400	2,751,375
Mapletree Logistics Trust, REIT	1,875,600	1,714,581

		8,976,349

Spain - 1.1%
Axiare Patrimonio SOCIMI SA, REIT	23,162	473,317
Hispania Activos Inmobiliarios SOCIMI SA, REIT	77,919	1,404,410
Inmobiliaria Colonial Socimi SA	198,644	1,970,722

		3,848,449

Sweden - 0.9%
Castellum AB	89,765	1,408,485
Fabege AB	88,193	1,808,276

		3,216,761

United Kingdom - 5.6%
Derwent London PLC, REIT	63,937	2,393,775
Hammerson PLC, REIT	349,697	2,516,349
Land Securities Group PLC, REIT	439,649	5,729,284
Safestore Holdings PLC, REIT	170,222	996,101
Segro PLC, REIT	606,299	4,354,680
Shaftesbury PLC, REIT	106,128	1,444,868
UNITE Group PLC, REIT	166,608	1,534,875

		18,969,932

United States - 50.0%
Alexandria Real Estate Equities, Inc., REIT	47,246	5,620,857
AvalonBay Communities, Inc., REIT	33,900	6,048,438
Brandywine Realty Trust, REIT	101,100	1,768,239
Brixmor Property Group, Inc., REIT	118,100	2,220,280
Camden Property Trust, REIT	33,099	3,026,904
CubeSmart, Class A, REIT	127,970	3,322,101
CyrusOne, Inc., REIT	62,167	3,663,501
DCT Industrial Trust, Inc., REIT	70,981	4,111,219
DiamondRock Hospitality Co., REIT	168,600	1,846,170
Equinix, Inc., REIT	11,786	5,260,092
Equity Residential, REIT	74,982	4,943,563
Essex Property Trust, Inc., REIT	24,634	6,257,775
Extra Space Storage, Inc., REIT	101,389	8,103,009
Forest City Realty Trust, Inc., Class A, REIT	83,916	2,140,697
Geo Group, Inc., REIT	75,500	2,030,950
GGP, Inc., REIT	398,039	8,267,270
Healthcare Trust of America, Inc., Class A, REIT	133,777	3,986,555
Hilton Worldwide Holdings, Inc.	24,400	1,694,580
Host Hotels & Resorts, Inc., REIT	54,659	1,010,645
Hudson Pacific Properties, Inc., REIT	99,833	3,347,400
Invitation Homes, Inc., REIT	75,420	1,708,263
Iron Mountain, Inc., REIT	63,400	2,466,260
Kilroy Realty Corp., REIT	38,900	2,766,568
Kimco Realty Corp., REIT	269,170	5,262,273
MGM Growth Properties LLC, Class A, REIT	55,800	1,685,718
National Retail Properties, Inc., REIT	78,184	3,257,145
Park Hotels & Resorts, Inc., REIT	93,700	2,582,372
Prologis, Inc., Class A, REIT	179,060	11,363,148
Regency Centers Corp., REIT	92,472	5,736,963
Simon Property Group, Inc., REIT	94,034	15,140,414
SL Green Realty Corp., REIT	53,717	5,442,606
Spirit Realty Capital, Inc., REIT	92,200	790,154
Starwood Waypoint Homes REIT	81,600	2,967,792
STORE Capital Corp., REIT	93,047	2,314,079

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sun Communities, Inc., REIT	38,719	$ 3,317,444
Sunstone Hotel Investors, Inc., REIT	101,519	1,631,410
Ventas, Inc., REIT	112,366	7,318,398
VEREIT, Inc.	589,468	4,886,690
Vornado Realty Trust, Class A, REIT	79,885	6,141,559
Welltower, Inc., REIT	65,374	4,594,485

		170,043,986

Total Common Stocks (Cost $337,667,301)		337,268,955

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (D)	4,299,913	4,299,913

Total Securities Lending Collateral (Cost $4,299,913)		4,299,913

	Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp. 0.12% (D),
dated 09/29/2017, to be repurchased
at $1,941,375 on 10/02/2017.
Collateralized by a U.S. Government
Obligation, 0.13%, due 04/15/2020,
and with a value of $1,983,806.

	$ 1,941,355	$ 1,941,355

Total Repurchase Agreement (Cost $1,941,355)		1,941,355

Total Investments (Cost $343,908,569)		343,510,223
Net Other Assets (Liabilities) - (0.9)%		(3,128,876)

Net Assets - 100.0%		$ 340,381,347

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	74.1%	$ 254,537,049
Real Estate Management & Development	23.6	81,033,083
Hotels, Restaurants & Leisure	0.5	1,694,580
Media	0.0(E)	4,243

Investments, at Value	98.2	337,268,955
Short-Term Investments	1.8	6,241,268

Total Investments	100.0%	$ 343,510,223

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$172,488,738	$164,780,217	$—	$337,268,955
Securities Lending Collateral	4,299,913	—	—	4,299,913
Repurchase Agreement	—	1,941,355	—	1,941,355

Total Investments	$176,788,651	$166,721,572	$—	$343,510,223

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $3,133,194, representing 0.9% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,094,794. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at September 30, 2017.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Australia - 6.6%
AGL Energy, Ltd.	149	$ 2,731
Alumina, Ltd.	676	1,167
Amcor, Ltd.	679	8,101
AMP, Ltd.	985	3,732
APA Group	176	1,153
Aristocrat Leisure, Ltd.	191	3,146
ASX, Ltd.	39	1,604
Aurizon Holdings, Ltd.	501	1,926
Australia & New Zealand Banking Group, Ltd.	913	21,198
Bank of Queensland, Ltd.	110	1,120
Bendigo & Adelaide Bank, Ltd.	123	1,120
BHP Billiton PLC	687	12,101
BHP Billiton, Ltd.	1,045	21,132
BlueScope Steel, Ltd.	100	860
Boral, Ltd.	187	993
Brambles, Ltd.	378	2,669
Caltex Australia, Ltd.	121	3,047
Challenger, Ltd.	97	947
CIMIC Group, Ltd.	33	1,144
Coca-Cola Amatil, Ltd.	143	867
Cochlear, Ltd.	12	1,499
Commonwealth Bank of Australia	533	31,461
Computershare, Ltd.	100	1,135
Crown Resorts, Ltd.	110	976
CSL, Ltd.	138	14,501
Dexus, REIT	286	2,131
Fortescue Metals Group, Ltd.	268	1,081
Goodman Group, REIT	572	3,697
GPT Group, REIT	259	1,008
Healthscope, Ltd.	625	819
Incitec Pivot, Ltd.	391	1,104
Insurance Australia Group, Ltd.	881	4,402
LendLease Group	79	1,110
Macquarie Group, Ltd.	73	5,206
Medibank Pvt, Ltd.	1,310	3,000
Mirvac Group, REIT	584	1,049
National Australia Bank, Ltd., Class N	760	18,779
Newcrest Mining, Ltd.	277	4,567
Oil Search, Ltd.	572	3,141
Orica, Ltd.	64	992
Origin Energy, Ltd. (A)	502	2,945
QBE Insurance Group, Ltd.	550	4,318
Ramsay Health Care, Ltd.	63	3,078
REA Group, Ltd.	20	1,051
Santos, Ltd. (A)	435	1,372
Scentre Group, REIT	1,543	4,757
SEEK, Ltd.	76	990
Sonic Healthcare, Ltd.	62	1,017
South32, Ltd.	1,933	4,958
Stockland, REIT	383	1,292
Suncorp Group, Ltd.	640	6,551
Sydney Airport	528	2,945
Tabcorp Holdings, Ltd.	1,000	3,349
Tatts Group, Ltd.	314	980
Telstra Corp., Ltd.	893	2,445
Transurban Group	558	5,200
Treasury Wine Estates, Ltd.	309	3,318
Vicinity Centres, REIT	481	1,004
Wesfarmers, Ltd.	384	12,449
Westfield Corp., REIT	474	2,915

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Westpac Banking Corp.	1,036	$ 25,939
Woodside Petroleum, Ltd.	208	4,748
Woolworths, Ltd.	359	7,099

		297,136

Austria - 0.2%
Andritz AG	17	983
Erste Group Bank AG (A)	111	4,794
OMV AG	51	2,971
Raiffeisen Bank International AG (A)	40	1,340
voestalpine AG	25	1,275

		11,363

Belgium - 1.1%
Ageas	49	2,303
Anheuser-Busch InBev SA	219	26,220
Colruyt SA	20	1,024
Groupe Bruxelles Lambert SA	13	1,368
KBC Group NV	89	7,542
Proximus SADP	29	999
Solvay SA, Class A	42	6,275
UCB SA	29	2,064
Umicore SA	29	2,399

		50,194

Chile - 0.0% (B)
Antofagasta PLC, Class A	98	1,246

Denmark - 1.8%
AP Moller - Maersk A/S, Class A	1	1,838
AP Moller - Maersk A/S, Class B	3	5,699
Carlsberg A/S, Class B	64	7,003
Chr Hansen Holding A/S	37	3,173
Coloplast A/S, Class B	36	2,922
Danske Bank A/S, Class R	240	9,598
DONG Energy A/S (C)	22	1,259
DSV A/S	43	3,253
Genmab A/S (A)	15	3,311
H. Lundbeck A/S	18	1,039
ISS A/S	25	1,005
Novo Nordisk A/S, Class B	579	27,680
Novozymes A/S, Class B	67	3,438
Pandora A/S	41	4,047
TDC A/S, Class B	172	1,008
Vestas Wind Systems A/S	50	4,487

		80,760

Finland - 0.9%
Elisa OYJ	30	1,291
Fortum OYJ	226	4,512
Kone OYJ, Class B	116	6,142
Metso OYJ	29	1,064
Neste OYJ	26	1,135
Nokia OYJ	1,975	11,858
Nokian Renkaat OYJ	24	1,067
Orion OYJ, Class B	32	1,485
Sampo OYJ, Class A	102	5,391
Stora Enso OYJ, Class R	80	1,130
UPM-Kymmene OYJ	180	4,878
Wartsila OYJ Abp	37	2,620

		42,573

France - 10.1%
Accor SA	48	2,385
Aeroports de Paris, Class A	6	970
Air Liquide SA	123	16,405

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Airbus SE	178	$ 16,917
Alstom SA (A)	28	1,189
Arkema SA	23	2,820
Atos SE	22	3,413
AXA SA	548	16,574
BNP Paribas SA	344	27,749
Bollore SA	215	1,075
Bouygues SA, Class A	55	2,610
Bureau Veritas SA	44	1,136
Capgemini SE	56	6,563
Carrefour SA	221	4,465
Casino Guichard Perrachon SA	17	1,008
Cie de Saint-Gobain	205	12,216
Cie Generale des Etablissements Michelin, Class B	63	9,196
CNP Assurances	44	1,031
Credit Agricole SA	246	4,472
Danone SA	170	13,335
Dassault Aviation SA	1	1,617
Dassault Systemes SE	33	3,338
Edenred	38	1,033
Eiffage SA	21	2,174
Electricite de France SA	89	1,081
Engie SA	623	10,581
Essilor International SA	68	8,419
Eurazeo SA	14	1,251
Eutelsat Communications SA	38	1,126
Fonciere Des Regions, REIT	12	1,247
Gecina SA, REIT	16	2,595
Groupe Eurotunnel SE	92	1,109
Hermes International	11	5,546
ICADE, REIT	15	1,338
Iliad SA	12	3,189
Imerys SA	12	1,084
Ingenico Group SA	12	1,137
Ipsen SA	7	930
Kering	25	9,959
Klepierre SA, REIT	57	2,237
L’Oreal SA	79	16,797
Lagardere SCA	31	1,038
Legrand SA	91	6,569
LVMH Moet Hennessy Louis Vuitton SE	87	24,005
Natixis SA, Class A	306	2,448
Orange SA	605	9,911
Pernod Ricard SA	75	10,376
Peugeot SA	98	2,334
Publicis Groupe SA	71	4,959
Renault SA	64	6,287
Rexel SA	61	1,055
Safran SA	100	10,216
Sanofi	361	35,844
Schneider Electric SE (A)	175	15,229
SCOR SE	30	1,258
SEB SA	6	1,101
Societe BIC SA	9	1,079
Societe Generale SA	227	13,290
Sodexo SA	22	2,743
Suez	55	1,004
Thales SA	40	4,528
TOTAL SA	716	38,457
Unibail-Rodamco SE, REIT	36	8,754
Valeo SA	56	4,155
Veolia Environnement SA	135	3,119
Vinci SA	145	13,779
Vivendi SA	320	8,101

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Wendel SA	7	$ 1,134
Zodiac Aerospace	38	1,099

		457,189

Germany - 8.8%
adidas AG	59	13,347
Allianz SE, Class A	122	27,389
Axel Springer SE	17	1,092
BASF SE, Class R	288	30,648
Bayer AG	261	35,567
Bayerische Motoren Werke AG	75	7,608
Beiersdorf AG	25	2,690
Brenntag AG	45	2,506
Commerzbank AG (A)	281	3,823
Continental AG	29	7,361
Covestro AG (C)	29	2,494
Daimler AG	281	22,408
Deutsche Bank AG	643	11,118
Deutsche Boerse AG	61	6,612
Deutsche Lufthansa AG	49	1,362
Deutsche Post AG	285	12,687
Deutsche Telekom AG	956	17,835
Deutsche Wohnen SE	125	5,307
E.ON SE	686	7,764
Evonik Industries AG	35	1,250
Fraport AG Frankfurt Airport Services Worldwide	14	1,329
Fresenius Medical Care AG & Co. KGaA	81	7,924
Fresenius SE & Co. KGaA	132	10,648
GEA Group AG	49	2,229
Hannover Rueck SE	69	8,314
HeidelbergCement AG	50	5,140
Henkel AG & Co. KGaA	23	2,799
HOCHTIEF AG	6	1,012
HUGO BOSS AG, Class A	14	1,234
Infineon Technologies AG	286	7,190
Innogy SE (C)	28	1,246
K+S AG	30	817
KION Group AG	33	3,158
LANXESS AG	26	2,052
Linde AG	58	12,096
MAN SE	10	1,129
Merck KGaA	27	3,003
METRO AG (A)	35	740
Muenchener Rueckversicherungs- Gesellschaft AG	37	7,911
OSRAM Licht AG	13	1,037
ProSiebenSat.1 Media SE	100	3,408
RWE AG (A)	115	2,612
SAP SE	306	33,522
Siemens AG, Class A	236	33,248
Symrise AG	25	1,899
Telefonica Deutschland Holding AG	206	1,156
thyssenkrupp AG	85	2,519
TUI AG	185	3,138
United Internet AG	37	2,303
Volkswagen AG	5	847
Vonovia SE	232	9,871
Zalando SE (A) (C)	18	902

		397,301

Hong Kong - 3.2%
AIA Group, Ltd.	3,600	26,545
Bank of East Asia, Ltd.	1,000	4,320
BOC Hong Kong Holdings, Ltd.	1,000	4,858
CK Asset Holdings, Ltd.	1,000	8,276

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings, Ltd.	1,000	$ 12,782
CK Infrastructure Holdings, Ltd.	500	4,301
CLP Holdings, Ltd.	500	5,124
Galaxy Entertainment Group, Ltd.	1,000	7,041
Hang Seng Bank, Ltd.	200	4,875
Henderson Land Development Co., Ltd.	1,100	7,287
Hong Kong & China Gas Co., Ltd.	2,100	3,946
Hong Kong Exchanges & Clearing, Ltd.	404	10,861
Hongkong Land Holdings, Ltd.	200	1,440
I-CABLE Communications, Ltd. (A)	83	3
Jardine Matheson Holdings, Ltd.	100	6,336
Jardine Strategic Holdings, Ltd.	100	4,320
Link REIT	700	5,672
Melco Resorts & Entertainment, Ltd., ADR	100	2,412
MTR Corp., Ltd.	500	2,919
New World Development Co., Ltd.	2,000	2,873
Power Assets Holdings, Ltd.	500	4,330
Sino Land Co., Ltd.	2,000	3,513
Sun Hung Kai Properties, Ltd.	350	5,686
Techtronic Industries Co., Ltd.	500	2,669
WH Group, Ltd. (C)	1,000	1,063
Wharf Holdings, Ltd.	300	2,673

		146,125

Ireland - 0.7%
AerCap Holdings NV (A)	100	5,111
Bank of Ireland Group PLC (A)	264	2,162
CRH PLC	303	11,558
DCC PLC	31	3,010
James Hardie Industries PLC, CDI	133	1,849
Kerry Group PLC, Class A	55	5,284
Paddy Power Betfair PLC	18	1,796

		30,770

Israel - 0.5%
Bank Hapoalim BM	297	2,078
Bank Leumi Le-Israel BM	417	2,216
Bezeq Israeli Telecommunication Corp., Ltd.	605	864
Check Point Software Technologies, Ltd. (A)	28	3,193
Mizrahi Tefahot Bank, Ltd.	232	4,161
Nice, Ltd.	13	1,053
Teva Pharmaceutical Industries, Ltd., ADR	415	7,304

		20,869

Italy - 2.1%
Assicurazioni Generali SpA	436	8,121
Atlantia SpA	156	4,925
Enel SpA	2,317	13,953
Eni SpA	759	12,559
Ferrari NV	28	3,094
Intesa Sanpaolo SpA	4,416	15,434
Leonardo SpA	114	2,136
Luxottica Group SpA	38	2,124
Mediobanca SpA	207	2,221
Poste Italiane SpA (C)	145	1,068
Prysmian SpA	34	1,148
Recordati SpA	24	1,106
Saipem SpA (A)	629	2,712
Snam SpA	720	3,469
Telecom Italia SpA (A)	2,306	2,160
Telecom Italia SpA	4,232	3,181
Terna Rete Elettrica Nazionale SpA	539	3,148

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
UniCredit SpA (A)	597	$ 12,715
UnipolSai Assicurazioni SpA	869	2,030

		97,304

Japan - 22.2%
Aeon Co., Ltd.	100	1,477
Aisin Seiki Co., Ltd.	100	5,270
Ajinomoto Co., Inc.	200	3,903
Alps Electric Co., Ltd.	100	2,639
Amada Holdings Co., Ltd.	100	1,098
ANA Holdings, Inc.	100	3,785
Aozora Bank, Ltd.	100	3,804
Asahi Glass Co., Ltd.	100	3,710
Asahi Group Holdings, Ltd.	100	4,049
Asahi Kasei Corp.	317	3,902
Astellas Pharma, Inc.	500	6,361
Bandai Namco Holdings, Inc.	100	3,430
Bridgestone Corp.	200	9,075
Brother Industries, Ltd.	100	2,327
Canon, Inc.	300	10,251
Central Japan Railway Co.	36	6,312
Chubu Electric Power Co., Inc.	100	1,241
Chugai Pharmaceutical Co., Ltd.	100	4,150
Chugoku Electric Power Co., Inc.	100	1,062
Coca-Cola Bottlers Japan, Inc.	100	3,244
Concordia Financial Group, Ltd.	200	988
Dai-ichi Life Holdings, Inc.	300	5,383
Daicel Corp.	100	1,205
Daiichi Sankyo Co., Ltd.	100	2,255
Daikin Industries, Ltd.	100	10,127
Daito Trust Construction Co., Ltd.	17	3,097
Daiwa House Industry Co., Ltd.	300	10,358
Daiwa Securities Group, Inc.	1,000	5,664
Denso Corp.	200	10,119
Dentsu, Inc.	100	4,390
Don Quijote Holdings Co., Ltd.	100	3,737
East Japan Railway Co.	100	9,229
Eisai Co., Ltd.	100	5,133
Electric Power Development Co., Ltd.	100	2,511
FANUC Corp.	100	20,253
Fast Retailing Co., Ltd.	13	3,834
FUJIFILM Holdings Corp.	100	3,881
Fujitsu, Ltd.	1,000	7,429
Fukuoka Financial Group, Inc., Class A	1,000	4,621
Hachijuni Bank, Ltd.	200	1,249
Hakuhodo DY Holdings, Inc.	100	1,313
Hankyu Hanshin Holdings, Inc.	100	3,795
Hino Motors, Ltd.	100	1,223
Hitachi Metals, Ltd.	100	1,392
Hitachi, Ltd.	2,000	14,093
Honda Motor Co., Ltd.	600	17,767
Hoya Corp.	100	5,399
Hulic Co., Ltd.	100	980
IHI Corp.	100	3,475
Inpex Corp.	200	2,125
Isetan Mitsukoshi Holdings, Ltd.	100	1,044
Isuzu Motors, Ltd.	100	1,325
ITOCHU Corp.	400	6,551
J. Front Retailing Co., Ltd.	100	1,382
Japan Exchange Group, Inc.	100	1,769
Japan Post Bank Co., Ltd.	100	1,235
Japan Post Holdings Co., Ltd.	500	5,905
Japan Real Estate Investment Corp., REIT	1	4,808
Japan Retail Fund Investment Corp., Class A, REIT	1	1,794
Japan Tobacco, Inc.	400	13,110

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
JFE Holdings, Inc.	100	$ 1,953
JGC Corp.	100	1,618
JTEKT Corp.	100	1,385
JXTG Holdings, Inc.	900	4,630
Kajima Corp.	1,000	9,936
Kansai Electric Power Co., Inc.	200	2,559
Kansai Paint Co., Ltd.	100	2,517
Kao Corp.	200	11,766
KDDI Corp.	500	13,184
Keyence Corp.	22	11,682
Kikkoman Corp.	100	3,075
Kintetsu Group Holdings Co., Ltd.	100	3,719
Kirin Holdings Co., Ltd.	200	4,707
Kobe Steel, Ltd.	100	1,143
Koito Manufacturing Co., Ltd.	100	6,274
Komatsu, Ltd.	200	5,689
Konami Holdings Corp.	100	4,808
Konica Minolta, Inc.	200	1,642
Kubota Corp.	200	3,636
Kuraray Co., Ltd.	100	1,870
Kyocera Corp.	100	6,205
Kyowa Hakko Kirin Co., Ltd.	100	1,701
Kyushu Electric Power Co., Inc.	100	1,062
Kyushu Railway Co.	100	2,973
Lion Corp.	100	1,825
LIXIL Group Corp.	100	2,654
M3, Inc.	100	2,848
Makita Corp.	100	4,030
Marubeni Corp.	400	2,732
Marui Group Co., Ltd.	100	1,432
Maruichi Steel Tube, Ltd.	100	2,910
Mazda Motor Corp.	100	1,533
Mebuki Financial Group, Inc.	300	1,160
Medipal Holdings Corp.	100	1,736
MEIJI Holdings Co., Ltd.	31	2,457
Minebea Mitsumi, Inc.	100	1,564
MISUMI Group, Inc.	100	2,633
Mitsubishi Chemical Holdings Corp.	300	2,858
Mitsubishi Corp.	400	9,297
Mitsubishi Electric Corp.	500	7,812
Mitsubishi Estate Co., Ltd.	300	5,216
Mitsubishi Gas Chemical Co., Inc.	100	2,343
Mitsubishi Heavy Industries, Ltd.	100	3,954
Mitsubishi Motors Corp.	200	1,582
Mitsubishi Tanabe Pharma Corp.	100	2,293
Mitsubishi UFJ Financial Group, Inc.	4,100	26,624
Mitsui & Co., Ltd.	500	7,389
Mitsui Fudosan Co., Ltd.	200	4,337
Mizuho Financial Group, Inc.	6,600	11,561
MS&AD Insurance Group Holdings, Inc.	200	6,439
Murata Manufacturing Co., Ltd.	100	14,699
Nagoya Railroad Co., Ltd.	200	4,307
NEC Corp.	100	2,711
Nexon Co., Ltd. (A)	100	2,609
NGK Insulators, Ltd.	100	1,873
NGK Spark Plug Co., Ltd.	100	2,128
Nidec Corp.	100	12,282
Nikon Corp.	100	1,734
Nintendo Co., Ltd.	28	10,342
Nippon Building Fund, Inc., REIT	1	4,986
Nippon Paint Holdings Co., Ltd.	100	3,399
Nippon Steel & Sumitomo Metal Corp.	200	4,592
Nippon Telegraph & Telephone Corp.	200	9,166
Nissan Motor Co., Ltd.	500	4,952
Nitori Holdings Co., Ltd.	20	2,860
Nitto Denko Corp.	41	3,418
Nomura Holdings, Inc.	800	4,479

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Real Estate Master Fund, Inc., REIT	1	$ 1,300
Nomura Research Institute, Ltd.	100	3,901
NSK, Ltd.	100	1,348
NTT Data Corp.	100	1,070
NTT DOCOMO, Inc.	400	9,138
Obayashi Corp.	100	1,199
Odakyu Electric Railway Co., Ltd.	100	1,897
OJI Holdings Corp.	1,000	5,394
Olympus Corp.	100	3,386
Omron Corp.	44	2,241
Ono Pharmaceutical Co., Ltd.	100	2,266
Oriental Land Co., Ltd.	100	7,620
ORIX Corp.	300	4,838
Osaka Gas Co., Ltd.	200	3,718
Otsuka Holdings Co., Ltd.	100	3,973
Panasonic Corp.	500	7,245
Rakuten, Inc.	200	2,181
Recruit Holdings Co., Ltd.	300	6,497
Renesas Electronics Corp. (A)	200	2,179
Resona Holdings, Inc.	600	3,082
Ricoh Co., Ltd.	300	2,917
Santen Pharmaceutical Co., Ltd.	100	1,576
SBI Holdings, Inc.	100	1,505
Secom Co., Ltd.	100	7,289
Seiko Epson Corp.	100	2,420
Sekisui Chemical Co., Ltd.	100	1,968
Sekisui House, Ltd.	100	1,685
Seven & i Holdings Co., Ltd.	200	7,723
Sharp Corp. (A)	100	3,017
Shimadzu Corp.	100	1,969
Shimano, Inc.	19	2,531
Shimizu Corp.	100	1,108
Shin-Etsu Chemical Co., Ltd.	100	8,940
Shionogi & Co., Ltd.	100	5,466
Shiseido Co., Ltd.	100	4,001
SMC Corp.	14	4,938
SoftBank Group Corp.	300	24,219
Sompo Holdings, Inc.	100	3,891
Sony Corp.	400	14,880
Start Today Co., Ltd.	100	3,168
Subaru Corp.	200	7,216
Sumitomo Chemical Co., Ltd.	397	2,480
Sumitomo Corp.	300	4,315
Sumitomo Electric Industries, Ltd.	200	3,267
Sumitomo Mitsui Financial Group, Inc.	400	15,357
Sumitomo Mitsui Trust Holdings, Inc.	100	3,609
Sumitomo Realty & Development Co., Ltd.	90	2,723
Suntory Beverage & Food, Ltd.	100	4,452
Suruga Bank, Ltd.	100	2,156
Suzuki Motor Corp.	100	5,245
Sysmex Corp.	100	6,381
T&D Holdings, Inc.	100	1,452
Taiheiyo Cement Corp.	100	3,861
Taisei Corp.	52	2,727
Takeda Pharmaceutical Co., Ltd.	200	11,045
TDK Corp.	100	6,790
Teijin, Ltd.	100	1,971
Terumo Corp.	100	3,932
Tobu Railway Co., Ltd.	200	5,492
Tohoku Electric Power Co., Inc.	100	1,272
Tokio Marine Holdings, Inc.	200	7,824
Tokyo Electric Power Co. Holdings, Inc. (A)	200	807
Tokyo Electron, Ltd.	100	15,357
Tokyo Gas Co., Ltd.	200	4,902
Tokyo Tatemono Co., Ltd.	100	1,279
Tokyu Corp.	100	1,416

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyu Fudosan Holdings Corp.	200	$ 1,207
Toray Industries, Inc.	300	2,910
Toshiba Corp. (A)	1,000	2,799
Toyota Industries Corp.	100	5,750
Toyota Motor Corp.	850	50,686
Toyota Tsusho Corp.	100	3,284
Unicharm Corp.	100	2,289
United Urban Investment Corp., Class A, REIT	1	1,465
USS Co., Ltd.	100	2,017
West Japan Railway Co.	41	2,850
Yahoo Japan Corp.	200	949
Yamada Denki Co., Ltd.	200	1,093
Yamaha Corp.	100	3,688
Yamaha Motor Co., Ltd.	100	2,995
Yamato Holdings Co., Ltd.	100	2,019
Yaskawa Electric Corp.	100	3,168
Yokogawa Electric Corp.	100	1,703

		1,006,412

Jersey, Channel Islands - 0.1%
Randgold Resources, Ltd.	24	2,353

Luxembourg - 0.3%
ArcelorMittal (A)	218	5,623
Eurofins Scientific SE	2	1,264
Millicom International Cellular SA, Class B, SDR	18	1,188
RTL Group SA (A)	14	1,060
SES SA, Class A	80	1,750
Tenaris SA	72	1,021

		11,906

Macau - 0.0% (B)
Sands China, Ltd.	400	2,082

Mexico - 0.0% (B)
Fresnillo PLC	50	941

Netherlands - 4.2%
ABN AMRO Group NV, CVA (C)	147	4,403
Akzo Nobel NV	80	7,386
Altice NV, Class A (A)	123	2,463
ASML Holding NV	111	18,898
Boskalis Westminster	103	3,600
EXOR NV	17	1,078
Gemalto NV	17	759
Heineken Holding NV, Class A	42	3,946
Heineken NV	52	5,141
ING Groep NV	1,146	21,130
Koninklijke Ahold Delhaize NV	395	7,386
Koninklijke DSM NV	80	6,549
Koninklijke KPN NV	900	3,090
Koninklijke Philips NV	313	12,922
NN Group NV	69	2,888
NXP Semiconductors NV (A)	91	10,291
QIAGEN NV (A)	103	3,242
Randstad Holding NV	25	1,547
Royal Dutch Shell PLC, Class A	1,119	33,715
Royal Dutch Shell PLC, Class B	1,173	36,065
Wolters Kluwer NV	69	3,188

		189,687

New Zealand - 0.2%
Auckland International Airport, Ltd.	138	642
Contact Energy, Ltd.	266	1,057
Fletcher Building, Ltd.	101	583

	Shares	Value
COMMON STOCKS (continued)
New Zealand (continued)
Meridian Energy, Ltd.	500	$ 1,027
Ryman Healthcare, Ltd.	463	3,100
Spark New Zealand, Ltd.	266	701

		7,110

Norway - 0.7%
DNB ASA	374	7,537
Marine Harvest ASA (A)	57	1,127
Norsk Hydro ASA	464	3,373
Orkla ASA	118	1,210
Schibsted ASA, Class A	121	3,118
Statoil ASA	547	10,941
Telenor ASA	156	3,298
Yara International ASA	30	1,344

		31,948

Portugal - 0.1%
EDP - Energias de Portugal SA	839	3,158
Galp Energia SGPS SA, Class B	107	1,896
Jeronimo Martins SGPS SA	75	1,480

		6,534

Republic of South Africa - 0.1%
Investec PLC	135	986
Mediclinic International PLC	103	897
Mondi PLC	88	2,364

		4,247

Singapore - 1.2%
Ascendas Real Estate Investment Trust	600	1,177
CapitaLand Commercial Trust, REIT	4,600	5,613
CapitaLand Mall Trust, REIT	2,300	3,391
CapitaLand, Ltd.	400	1,056
ComfortDelGro Corp., Ltd.	600	920
DBS Group Holdings, Ltd.	600	9,209
Genting Singapore PLC	900	776
Global Logistic Properties, Ltd., Class L	400	973
Keppel Corp., Ltd.	600	2,871
Oversea-Chinese Banking Corp., Ltd.	1,100	9,050
Singapore Airlines, Ltd.	200	1,480
Singapore Exchange, Ltd.	200	1,090
Singapore Technologies Engineering, Ltd.	400	1,014
Singapore Telecommunications, Ltd.	2,800	7,596
United Overseas Bank, Ltd.	500	8,662
Wilmar International, Ltd.	400	938

		55,816

Spain - 3.3%
Abertis Infraestructuras SA	238	4,810
ACS Actividades de Construccion y Servicios SA	61	2,261
Aena SME SA (C)	15	2,708
Amadeus IT Group SA	106	6,889
Banco Bilbao Vizcaya Argentaria SA	2,103	18,793
Banco de Sabadell SA	1,449	3,024
Banco Santander SA, Class A	4,882	34,084
Bankia SA	203	979
Bankinter SA	324	3,065
CaixaBank SA	1,242	6,224
Distribuidora Internacional de Alimentacion SA	164	957
Enagas SA	34	957
Endesa SA	65	1,465
Ferrovial SA	112	2,465
Gas Natural SDG SA	140	3,099

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Grifols SA	71	$ 2,069
Iberdrola SA	1,690	13,127
Industria de Diseno Textil SA	401	15,112
Mapfre SA	284	924
Red Electrica Corp. SA	221	4,644
Repsol SA, Class A	389	7,168
Siemens Gamesa Renewable Energy SA	48	627
Telefonica SA	1,349	14,656

		150,107

Sweden - 2.8%
Alfa Laval AB	48	1,172
Assa Abloy AB, B Shares	311	7,102
Atlas Copco AB, A Shares	212	8,977
Atlas Copco AB, B Shares	82	3,179
Boliden AB	77	2,606
Electrolux AB, Series B	36	1,223
Essity AB, Class B (A)	233	6,339
Getinge AB, Class B	105	1,969
Hennes & Mauritz AB, B Shares	293	7,590
Hexagon AB, B Shares	54	2,677
Husqvarna AB, Class B	425	4,373
ICA Gruppen AB	83	3,119
Industrivarden AB, Class C	129	3,267
Investor AB, B Shares	138	6,816
Kinnevik AB, B Shares	96	3,130
Lundin Petroleum AB (A)	50	1,094
Nordea Bank AB	949	12,863
Sandvik AB	274	4,727
Securitas AB, Class B	60	1,005
Skandinaviska Enskilda Banken AB, Class A	341	4,492
Skanska AB, Class B	135	3,128
SKF AB, Class B	147	3,204
Svenska Handelsbanken AB, A Shares	437	6,594
Swedbank AB, Class A	253	6,995
Swedish Match AB	34	1,193
Tele2 AB, Class B	100	1,144
Telefonaktiebolaget LM Ericsson, B Shares	644	3,698
Telia Co. AB	1,000	4,710
Volvo AB, Class B	431	8,308

		126,694

Switzerland - 8.5%
ABB, Ltd.	591	14,611
Adecco Group AG	57	4,438
Baloise Holding AG	8	1,266
Chocoladefabriken Lindt & Spruengli AG	1	5,706
Cie Financiere Richemont SA	154	14,074
Coca-Cola HBC AG (A)	33	1,117
Credit Suisse Group AG (A)	851	13,472
Dufry AG (A)	5	794
EMS-Chemie Holding AG	2	1,330
Ferguson PLC	55	3,608
Geberit AG	8	3,785
Givaudan SA	3	6,528
Glencore PLC (A)	3,850	17,644
Julius Baer Group, Ltd. (A)	47	2,781
Keuhne & Nagel International AG	10	1,852
LafargeHolcim, Ltd. (A)	115	6,722
Lonza Group AG (A)	24	6,295
Nestle SA	964	80,736
Novartis AG	696	59,584
Partners Group Holding AG	3	2,035
Roche Holding AG	219	55,906

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schindler Holding AG	9	$ 1,988
SGS SA	2	4,798
Sika AG	1	7,440
Sonova Holding AG	10	1,697
STMicroelectronics NV, Class B	150	2,902
Straumann Holding AG	2	1,285
Swatch Group AG	42	5,700
Swiss Life Holding AG (A)	7	2,466
Swiss Prime Site AG (A)	15	1,348
Swiss Re AG	83	7,517
Swisscom AG	16	8,199
UBS Group AG (A)	1,049	17,928
Vifor Pharma AG	10	1,177
Zurich Insurance Group AG	49	14,948

		383,677

United Kingdom - 15.3%
3i Group PLC	220	2,691
Admiral Group PLC	39	950
Anglo American PLC	422	7,575
Ashtead Group PLC	183	4,411
Associated British Foods PLC	124	5,305
AstraZeneca PLC	393	26,094
Auto Trader Group PLC (C)	203	1,068
Aviva PLC	1,126	7,763
BAE Systems PLC	1,136	9,613
Barclays PLC	5,678	14,711
Barratt Developments PLC	391	3,220
Berkeley Group Holdings PLC	24	1,195
BP PLC	6,128	39,194
British American Tobacco PLC	707	44,262
British Land Co. PLC, REIT	385	3,106
BT Group PLC, Class A	2,453	9,332
Bunzl PLC	94	2,855
Burberry Group PLC	91	2,146
Capita PLC	113	855
Centrica PLC	1,913	4,794
CNH Industrial NV	217	2,606
Cobham PLC (A)	583	1,138
Coca-Cola European Partners PLC	37	1,551
Compass Group PLC	623	13,215
ConvaTec Group PLC (C)	239	877
Croda International PLC	20	1,016
Diageo PLC	761	25,014
Direct Line Insurance Group PLC	434	2,115
Dixons Carphone PLC	264	684
Experian PLC	394	7,914
Fiat Chrysler Automobiles NV (A)	340	6,092
G4S PLC	238	888
GKN PLC	346	1,604
GlaxoSmithKline PLC	1,513	30,178
Hammerson PLC, REIT	134	964
Hargreaves Lansdown PLC	59	1,170
HSBC Holdings PLC	6,103	60,280
IMI PLC	65	1,083
Imperial Brands PLC	306	13,056
Inmarsat PLC	97	836
InterContinental Hotels Group PLC	38	2,010
International Consolidated Airlines Group SA (A)	123	980
Intertek Group PLC	23	1,535
Intu Properties PLC, REIT	300	927
ITV PLC	885	2,072
J Sainsbury PLC	933	2,974
Johnson Matthey PLC	53	2,429
Kingfisher PLC	506	2,024

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Land Securities Group PLC, REIT	203	$ 2,651
Legal & General Group PLC	1,570	5,468
Lloyds Banking Group PLC	23,216	21,070
London Stock Exchange Group PLC	68	3,490
Marks & Spencer Group PLC	595	2,818
Meggitt PLC	157	1,096
Merlin Entertainments PLC (C)	161	961
Micro Focus International PLC	169	5,406
National Grid PLC	1,278	15,834
Next PLC	37	2,608
Old Mutual PLC	1,187	3,089
Pearson PLC	219	1,796
Persimmon PLC	94	3,252
Provident Financial PLC (A)	74	824
Prudential PLC	764	18,289
Reckitt Benckiser Group PLC	211	19,263
RELX NV	313	6,663
RELX PLC	293	6,427
Rio Tinto PLC	359	16,707
Rio Tinto, Ltd.	170	8,872
Rolls-Royce Holdings PLC (A)	523	6,216
Royal Bank of Scotland Group PLC (A)	1,322	4,753
Royal Mail PLC	184	947
RSA Insurance Group PLC	597	4,984
Sage Group PLC	325	3,042
Schroders PLC, Series R	26	1,169
Segro PLC, REIT	160	1,149
Severn Trent PLC	103	2,999
Sky PLC (A)	373	4,573
Smith & Nephew PLC	303	5,473
Smiths Group PLC	98	2,071
SSE PLC, Class B	323	6,046
St. James’s Place PLC	202	3,102
Standard Chartered PLC (A)	1,071	10,643
Standard Life Aberdeen PLC	943	5,478
Tate & Lyle PLC	111	965
Taylor Wimpey PLC	1,155	3,026
Tesco PLC (A)	2,514	6,305
Travis Perkins PLC	53	1,028
Unilever NV, CVA	497	29,394
Unilever PLC	385	22,282
United Utilities Group PLC	251	2,874
Vodafone Group PLC	8,404	23,514

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Weir Group PLC	44	$ 1,159
Whitbread PLC	55	2,776
WM Morrison Supermarkets PLC	638	2,001
Worldpay Group PLC (C)	305	1,663
WPP PLC	391	7,257

		691,845

United States - 0.4%
Carnival PLC, Class A	43	2,733
Shire PLC	303	15,380

		18,113

Total Common Stocks (Cost $4,181,167)		4,322,302

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG
4.59% (D)	48	4,276
FUCHS PETROLUB SE
1.78% (D)	20	1,184
Henkel AG & Co. KGaA
1.40% (D)	64	8,710
Porsche Automobil Holding SE
1.82% (D)	37	2,366
Volkswagen AG
1.45% (D)	63	10,276

Total Preferred Stocks (Cost $25,895)		26,812

RIGHT - 0.0% (B)
Singapore - 0.0% (B)
CapitaLand Commercial Trust (A)
Exercise Price SGD 1
Expiration Date 10/19/2017	764	164

Total Right (Cost $0)		164

Total Investments (Cost $4,207,062)		4,349,278
Net Other Assets (Liabilities) - 4.0%		179,689

Net Assets - 100.0%		$ 4,528,967

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	Long	1	12/15/2017	$ 98,472	$ 98,920	$ 448	$ —

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.2%	$ 573,720
Pharmaceuticals	7.7	335,180
Insurance	5.4	232,869
Oil, Gas & Consumable Fuels	4.9	211,629
Chemicals	3.7	160,881
Automobiles	3.6	158,889
Metals & Mining	3.0	128,590
Food Products	2.9	125,104
Machinery	2.5	109,383
Diversified Telecommunication Services	2.4	105,623
Beverages	2.3	101,005
Capital Markets	2.2	95,630
Personal Products	2.0	86,930
Textiles, Apparel & Luxury Goods	1.9	82,182
Real Estate Management & Development	1.8	80,610
Electric Utilities	1.7	75,208
Equity Real Estate Investment Trusts	1.7	73,191
Wireless Telecommunication Services	1.7	72,387
Tobacco	1.6	71,621
Electronic Equipment, Instruments & Components	1.6	69,003
Software	1.6	68,072
Industrial Conglomerates	1.5	67,437
Auto Components	1.5	65,266
Electrical Equipment	1.5	63,802
Food & Staples Retailing	1.4	60,207
Hotels, Restaurants & Leisure	1.4	60,139
Semiconductors & Semiconductor Equipment	1.3	56,817
Trading Companies & Distributors	1.3	56,775
Health Care Equipment & Supplies	1.3	56,161
Aerospace & Defense	1.3	55,590
Road & Rail	1.2	51,008
Household Durables	1.2	50,588
Media	1.2	50,570
Multi-Utilities	1.1	49,685
Construction & Engineering	1.1	48,761
Professional Services	1.1	45,988
Household Products	0.9	41,225
Building Products	0.9	39,594
Specialty Retail	0.8	36,008
Biotechnology	0.8	35,261
Diversified Financial Services	0.8	33,039
IT Services	0.7	32,063
Construction Materials	0.7	31,790
Health Care Providers & Services	0.7	29,219
Technology Hardware, Storage & Peripherals	0.6	26,149
Transportation Infrastructure	0.6	24,638
Gas Utilities	0.4	16,818
Air Freight & Logistics	0.4	16,728
Communications Equipment	0.4	15,556
Commercial Services & Supplies	0.3	14,968
Paper & Forest Products	0.3	13,766
Multiline Retail	0.3	13,021
Life Sciences Tools & Services	0.2	10,801
Leisure Products	0.2	9,649
Marine	0.2	9,389
Containers & Packaging	0.2	8,101
Airlines	0.2	7,607
Water Utilities	0.1	5,873
Internet & Direct Marketing Retail	0.1	5,349
Internet Software & Services	0.1	4,320
Energy Equipment & Services	0.1	3,733
Independent Power & Renewable Electricity Producers	0.1	3,538
Health Care Technology	0.1	2,848
Internet & Catalog Retail	0.0(B)	902
Consumer Finance	0.0(B)	824

Investments, at Value	100.0	4,349,278

Total Investments	100.0%	$ 4,349,278

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$28,311	$4,293,991	$—	$4,322,302
Preferred Stocks	—	26,812	—	26,812
Right	—	164	—	164

Total Investments	$28,311	$4,320,967	$—	$4,349,278

Other Financial Instruments
Futures Contracts (F)	$448	$—	$—	$448

Total Other Financial Instruments	$448	$—	$—	$448

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $19,712, representing 0.4% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2017.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.8%
International Alternative Fund - 1.5%
Transamerica Unconstrained Bond (A)	1,050,855	$ 10,697,699

International Equity Funds - 65.7%
Transamerica Developing Markets Equity (A)	1,802,596	21,468,916
Transamerica International Equity (A)	10,109,288	195,513,622
Transamerica International Equity Opportunities (A)	23,279,769	206,258,757
Transamerica International Small Cap Value (A)	3,907,590	53,455,831

		476,697,126

U.S. Equity Funds - 7.0%
Transamerica Jennison Growth VP (B)	2,642,631	26,584,868
Transamerica Large Cap Value (A)	1,797,093	24,476,408

		51,061,276

U.S. Fixed Income Funds - 18.7%
Transamerica Core Bond (A)	1,917,703	19,138,673
Transamerica High Yield Bond (A)	6,828,299	64,459,143
Transamerica Intermediate Bond (A)	5,080,187	51,868,710

		135,466,526

U.S. Mixed Allocation Fund - 4.9%
Transamerica PIMCO Total Return VP (B)	3,042,193	35,167,755

Total Investment Companies (Cost $635,385,569)		709,090,382

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Note
0.75%, 01/31/2018 (C)	$ 7,570,000	$ 7,559,549

Total U.S. Government Obligation (Cost $7,559,875)		7,559,549

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp. 0.12% (D), dated 09/29/2017, to be repurchased at $4,189,157 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2021, and with a value of $4,277,773.	4,189,115	4,189,115

Total Repurchase Agreement (Cost $4,189,115)		4,189,115

Total Investments (Cost $647,134,559)		720,839,046
Net Other Assets (Liabilities) - 0.6%		4,473,892

Net Assets - 100.0%		$ 725,312,938

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(536)	12/29/2017	$(63,345,562)	$(62,980,000)	$365,562	$—
CAD Currency	Long	530	12/19/2017	43,576,600	42,535,150	—	(1,041,450)
EUR Currency	Long	96	12/18/2017	14,461,382	14,237,400	—	(223,982)
EURO STOXX 50® Index	Long	350	12/15/2017	14,440,858	14,792,665	351,807	—
FTSE 100 Index	Short	(72)	12/15/2017	(7,125,616)	(7,071,498)	54,118	—
MSCI EAFE Index	Long	41	12/15/2017	4,000,150	4,055,720	55,570	—
MSCI Emerging Markets Index	Long	256	12/15/2017	14,145,300	13,943,040	—	(202,260)
S&P 500® E-Mini	Short	(113)	12/15/2017	(13,904,138)	(14,215,965)	—	(311,827)
S&P/ASX 200 Index	Long	64	12/21/2017	7,166,364	7,113,565	—	(52,799)
S&P/TSX 60 Index	Long	276	12/14/2017	38,667,104	40,642,949	1,975,845	—
TOPIX Index	Long	96	12/07/2017	13,473,753	14,290,158	816,405	—
U.S. Treasury Bond	Long	28	12/19/2017	4,698,814	4,623,500	—	(75,314)

Total						$3,619,307	$(1,907,632)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$709,090,382	$—	$—	$709,090,382
U.S. Government Obligation	—	7,559,549	—	7,559,549
Repurchase Agreement	—	4,189,115	—	4,189,115

Total Investments	$709,090,382	$11,748,664	$—	$720,839,046

Other Financial Instruments
Futures Contracts (F)	$3,619,307	$—	$—	$3,619,307

Total Other Financial Instruments	$3,619,307	$—	$—	$3,619,307

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,907,632)	$—	$—	$(1,907,632)

Total Other Financial Instruments	$(1,907,632)	$—	$—	$(1,907,632)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $6,525,978.
(D)	Rate disclosed reflects the yield at September 30, 2017.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 58.5%
Aerospace & Defense - 4.4%
Boeing Co.	84,585	$ 21,502,353
General Dynamics Corp.	40,954	8,419,323
Northrop Grumman Corp.	33,671	9,687,820

		39,609,496

Air Freight & Logistics - 0.7%
United Parcel Service, Inc., Class B	50,612	6,077,995

Automobiles - 1.1%
General Motors Co.	252,355	10,190,095

Banks - 1.6%
US Bancorp	262,998	14,094,063

Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	29,245	2,587,305

Biotechnology - 2.3%
AbbVie, Inc.	33,624	2,987,828
Amgen, Inc.	93,797	17,488,451

		20,476,279

Capital Markets - 3.0%
CME Group, Inc.	124,651	16,912,648
Morgan Stanley	25,000	1,204,250
TD Ameritrade Holding Corp.	191,614	9,350,763

		27,467,661

Chemicals - 1.7%
LyondellBasell Industries NV, Class A	157,204	15,571,056

Construction Materials - 0.3%
Vulcan Materials Co.	20,014	2,393,674

Consumer Finance - 1.4%
American Express Co.	45,986	4,159,893
Synchrony Financial	275,178	8,544,277

		12,704,170

Equity Real Estate Investment Trusts - 1.6%
Colony NorthStar, Inc., Class A	276,302	3,470,353
Crown Castle International Corp.	39,185	3,917,716
MGM Growth Properties LLC, Class A (A)	84,700	2,558,787
Outfront Media, Inc.	122,231	3,077,777
Starwood Waypoint Homes	28,142	1,023,525

		14,048,158

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	70,197	11,532,665
Kroger Co.	216,480	4,342,589
Sysco Corp.	144,125	7,775,544

		23,650,798

Food Products - 0.6%
Hershey Co.	50,188	5,479,024

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	162,249	$ 8,657,607
Medtronic PLC	141,668	11,017,520

		19,675,127

Health Care Providers & Services - 0.9%
Aetna, Inc.	49,568	7,881,808

Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	35,195	5,514,353
Norwegian Cruise Line Holdings, Ltd. (B)	51,579	2,787,845
Six Flags Entertainment Corp.	55,060	3,355,356
Starbucks Corp.	111,689	5,998,816

		17,656,370

Household Products - 0.2%
Kimberly-Clark Corp.	18,717	2,202,617

Industrial Conglomerates - 1.5%
Honeywell International, Inc.	96,740	13,711,928

Insurance - 0.3%
Progressive Corp.	55,794	2,701,545

Internet & Direct Marketing Retail - 1.5%
Priceline Group, Inc. (B)	7,179	13,143,457

Internet Software & Services - 2.2%
Alphabet, Inc., Class C (B)	20,355	19,522,684

IT Services - 3.8%
Accenture PLC, Class A	58,323	7,877,688
Automatic Data Processing, Inc.	23,231	2,539,613
Mastercard, Inc., Class A	167,515	23,653,118

		34,070,419

Leisure Products - 0.7%
Hasbro, Inc.	47,476	4,636,981
Mattel, Inc.	129,498	2,004,629

		6,641,610

Machinery - 0.3%
Deere & Co.	25,030	3,143,518

Media - 1.8%
Comcast Corp., Class A	361,441	13,908,250
Madison Square Garden Co., Class A (B)	11,473	2,456,369

		16,364,619

Oil, Gas & Consumable Fuels - 1.1%
Suncor Energy, Inc.	134,143	4,701,321
Suncor Energy, Inc.	152,265	5,333,843

		10,035,164

Personal Products - 0.7%
Estee Lauder Cos., Inc., Class A	56,001	6,039,148

Pharmaceuticals - 2.3%
Allergan PLC	46,170	9,462,542
Bristol-Myers Squibb Co.	94,861	6,046,440
Eli Lilly & Co.	56,430	4,827,022

		20,336,004

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A (B)	178,715	6,769,724

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.3%
CSX Corp.	217,104	$ 11,780,063

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	266,286	10,140,171
Lam Research Corp.	41,010	7,588,490

		17,728,661

Software - 5.1%
Activision Blizzard, Inc.	35,087	2,263,462
Adobe Systems, Inc. (B)	94,038	14,028,589
Microsoft Corp.	363,755	27,096,110
salesforce.com, Inc. (B)	25,211	2,355,212

		45,743,373

Specialty Retail - 1.7%
Home Depot, Inc.	92,058	15,057,006

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	97,196	14,979,847

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	187,351	9,714,149

Tobacco - 1.8%
Altria Group, Inc.	259,249	16,441,572

Total Common Stocks (Cost $429,455,210)		525,690,187

PREFERRED STOCKS - 0.1%
Consumer Finance - 0.1%
Discover Financial Services
Series B, 6.50%	35,929	914,393

Industrial Conglomerates - 0.0% (C)
General Electric Co.
4.70%	3,077	78,679

Total Preferred Stocks (Cost $1,007,039)		993,072

MASTER LIMITED PARTNERSHIP - 0.7%
Capital Markets - 0.7%
Blackstone Group, LP, Class A	183,523	6,124,163

Total Master Limited Partnership (Cost $5,281,421)		6,124,163

	Principal	Value
ASSET-BACKED SECURITIES - 1.4%
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (D)	$ 219,000	218,601
AmeriCredit Automobile Receivables Trust
Series 2015-2, Class D,
3.00%, 06/08/2021	214,000	216,065
Series 2015-3, Class D,
3.34%, 08/08/2021	1,244,000	1,261,501
Series 2016-1, Class D,
3.59%, 02/08/2022	407,000	415,942
Series 2016-2, Class D,
3.65%, 05/09/2022	293,000	299,541

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2,
4.28%, 09/05/2044 (D)	$ 975,000	$ 954,469
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2,
4.47%, 03/20/2043 (D)	2,655,224	2,675,463
Coinstar Funding LLC
Series 2017-1A, Class A2,
5.22%, 04/25/2047 (D)	675,308	702,038
DB Master Finance LLC
Series 2017-1A, Class A2I,
3.63%, 11/20/2047 (D) (E)	263,000	262,974
Series 2017-1A, Class A2II,
4.03%, 11/20/2047 (D) (E)	310,000	309,969
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2I,
3.48%, 10/25/2045 (D)	674,463	681,517
Series 2017-1A, Class A23,
4.12%, 07/25/2047 (D)	698,000	706,558
Series 2017-1A, Class A2II,
3.08%, 07/25/2047 (D)	138,000	137,350
Jimmy Johns Funding LLC
Series 2017-1A, Class A2II,
4.85%, 07/30/2047 (D)	525,000	529,085
OSCAR US Funding Trust V
Series 2016-2A, Class A3,
2.73%, 12/15/2020 (D)	160,000	159,930
Series 2016-2A, Class A4,
2.99%, 12/15/2023 (D)	140,000	139,170
Santander Drive Auto Receivables Trust
Series 2013-4, Class E,
4.67%, 01/15/2020 (D)	987,000	989,954
Series 2015-1, Class D,
3.24%, 04/15/2021	209,000	211,970
Series 2015-4, Class D,
3.53%, 08/16/2021	435,000	445,721
Taco Bell Funding LLC
Series 2016-1A, Class A2I,
3.83%, 05/25/2046 (D)	582,120	593,471
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.37%, 06/15/2045 (D)	838,880	846,405

Total Asset-Backed Securities (Cost $12,741,747)		12,757,694

CORPORATE DEBT SECURITIES - 19.7%
Aerospace & Defense - 0.1%
Arconic, Inc.
5.13%, 10/01/2024	135,000	143,654
Rockwell Collins, Inc.
3.20%, 03/15/2024	360,000	366,661
3.50%, 03/15/2027	616,000	628,052

		1,138,367

Air Freight & Logistics - 0.0% (C)
FedEx Corp.
3.90%, 02/01/2035	72,000	72,982
4.40%, 01/15/2047	31,000	32,225

		105,207

Auto Components - 0.0% (C)
ZF North America Capital, Inc.
4.50%, 04/29/2022 (D)	192,000	201,840

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026	$ 801,000	$ 832,701
General Motors Co.
4.88%, 10/02/2023	802,000	867,400

		1,700,101

Banks - 2.1%
Bank of America Corp.
2.50%, 10/21/2022, MTN	1,827,000	1,809,792
Fixed until 10/01/2024, 3.09% (F), 10/01/2025, MTN	419,000	418,492
4.18%, 11/25/2027, MTN	827,000	857,166
Fixed until 04/24/2037, 4.24% (F), 04/24/2038	834,000	881,535
Citigroup, Inc.
3-Month LIBOR + 1.43%, 2.75% (F), 09/01/2023	942,000	966,089
3.20%, 10/21/2026	537,000	528,518
Fixed until 01/10/2027, 3.89% (F), 01/10/2028	1,411,000	1,448,520
Citizens Bank NA
2.65%, 05/26/2022	323,000	323,077
Citizens Financial Group, Inc.
3.75%, 07/01/2024	195,000	195,138
4.30%, 12/03/2025	1,096,000	1,147,286
4.35%, 08/01/2025	159,000	164,956
First Republic Bank
4.63%, 02/13/2047	573,000	591,020
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	1,096,000	1,095,170
3.38%, 05/01/2023	1,199,000	1,223,981
Fixed until 02/01/2027, 3.78% (F), 02/01/2028	1,167,000	1,200,929
3.88%, 09/10/2024	323,000	336,329
Santander UK PLC
5.00%, 11/07/2023 (D)	2,011,000	2,173,953
SVB Financial Group
5.38%, 09/15/2020	535,000	580,884
US Bancorp
2.38%, 07/22/2026, MTN	897,000	852,494
Wells Fargo & Co.
3.00%, 04/22/2026	347,000	340,839
4.10%, 06/03/2026, MTN	890,000	925,173
4.30%, 07/22/2027, MTN	779,000	823,889

		18,885,230

Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	282,000	286,580
3.30%, 02/01/2023	1,600,000	1,658,839
3.65%, 02/01/2026	2,281,000	2,359,723
Constellation Brands, Inc.
3.70%, 12/06/2026	590,000	603,457
4.25%, 05/01/2023	816,000	874,664
4.75%, 12/01/2025	105,000	114,639
Molson Coors Brewing Co.
3.00%, 07/15/2026	1,213,000	1,179,697
4.20%, 07/15/2046	323,000	323,861

		7,401,460

Building Products - 0.1%
Masco Corp.
4.38%, 04/01/2026	81,000	86,022

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Owens Corning
3.40%, 08/15/2026	$ 210,000	$ 207,077
4.20%, 12/01/2024	527,000	555,066

		848,165

Capital Markets - 1.7%
Bank of New York Mellon Corp.
2.45%, 08/17/2026, MTN	137,000	130,411
3.25%, 05/16/2027, MTN	1,090,000	1,105,782
CBOE Holdings, Inc.
3.65%, 01/12/2027	851,000	871,408
Charles Schwab Corp.
3.00%, 03/10/2025	560,000	559,940
E*TRADE Financial Corp.
2.95%, 08/24/2022	823,000	824,830
3.80%, 08/24/2027	635,000	642,594
Fixed until 09/15/2026, 5.88% (F), 09/15/2026 (G)	125,000	133,125
Goldman Sachs Capital I
6.35%, 02/15/2034	1,942,000	2,421,546
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (F), 09/29/2025	1,081,000	1,082,409
3.50%, 11/16/2026	995,000	997,696
Fixed until 06/05/2027, 3.69% (F), 06/05/2028	374,000	376,911
3.75%, 02/25/2026	654,000	669,518
Lazard Group LLC
4.25%, 11/14/2020	1,070,000	1,130,398
Morgan Stanley
Fixed until 07/22/2027, 3.59% (F), 07/22/2028	1,564,000	1,569,827
Raymond James Financial, Inc.
3.63%, 09/15/2026	465,000	465,710
4.95%, 07/15/2046	739,000	794,740
5.63%, 04/01/2024	357,000	404,730
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	419,000	427,618
3.63%, 04/01/2025	570,000	589,399

		15,198,592

Chemicals - 0.4%
CF Industries, Inc.
4.50%, 12/01/2026 (D)	812,000	849,600
6.88%, 05/01/2018	1,604,000	1,648,110
Sherwin-Williams Co.
2.75%, 06/01/2022	246,000	247,656
3.13%, 06/01/2024	286,000	287,437
3.45%, 06/01/2027	483,000	486,359
4.50%, 06/01/2047	206,000	216,186

		3,735,348

Commercial Services & Supplies - 0.0% (C)
Cintas Corp. No. 2
4.30%, 06/01/2021	164,000	175,025

Construction Materials - 0.2%
CRH America Finance, Inc.
3.40%, 05/09/2027 (D)	200,000	200,909
Eagle Materials, Inc.
4.50%, 08/01/2026	59,000	61,507
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	429,000	455,199

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Vulcan Materials Co.
4.50%, 04/01/2025	$ 846,000	$ 902,692
7.50%, 06/15/2021	311,000	363,560

		1,983,867

Consumer Finance - 0.8%
Ally Financial, Inc.
8.00%, 12/31/2018	274,000	292,838
American Express Credit Corp.
2.13%, 03/18/2019	2,034,000	2,045,065
Discover Financial Services
3.75%, 03/04/2025	728,000	730,858
3.95%, 11/06/2024	817,000	836,337
General Motors Financial Co., Inc.
3.95%, 04/13/2024	1,654,000	1,694,033
Synchrony Financial
3.70%, 08/04/2026	944,000	924,543
4.50%, 07/23/2025	973,000	1,014,873

		7,538,547

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (D)	200,000	205,600
Ball Corp.
4.38%, 12/15/2020	514,000	539,700

		745,300

Diversified Financial Services - 0.4%
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (D)	1,335,000	1,380,788
LeasePlan Corp. NV
2.50%, 05/16/2018 (D)	1,321,000	1,322,646
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.88%, 04/15/2045 (D)	655,000	632,911
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (D)	239,000	272,072

		3,608,417

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
3.40%, 08/14/2024 - 05/15/2025	716,000	715,054
3.90%, 08/14/2027	481,000	481,936
4.25%, 03/01/2027	650,000	669,031
5.15%, 02/14/2050	1,283,000	1,289,248
5.25%, 03/01/2037	811,000	853,478
5.30%, 08/14/2058	894,000	903,704
Verizon Communications, Inc.
2.63%, 08/15/2026	1,916,000	1,799,268
4.13%, 03/16/2027 - 08/15/2046	1,115,000	1,072,722
4.86%, 08/21/2046	328,000	332,482

		8,116,923

Electric Utilities - 1.0%
Duke Energy Corp.
1.80%, 09/01/2021	332,000	325,297
2.40%, 08/15/2022	360,000	357,442
2.65%, 09/01/2026	803,000	767,918
3.15%, 08/15/2027	553,000	548,220
NextEra Energy Operating Partners, LP
4.25%, 09/15/2024 (D)	124,000	126,635
4.50%, 09/15/2027 (D)	229,000	233,294
PPL Capital Funding, Inc.
3.10%, 05/15/2026	886,000	871,371

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PPL WEM, Ltd. / Western Power Distribution, Ltd.
5.38%, 05/01/2021 (D)	$ 2,220,000	$ 2,400,960
Southern Co.
2.35%, 07/01/2021	1,329,000	1,321,608
2.95%, 07/01/2023	711,000	714,624
3.25%, 07/01/2026	1,330,000	1,314,753

		8,982,122

Electronic Equipment, Instruments & Components - 0.1%
Trimble, Inc.
4.75%, 12/01/2024	1,116,000	1,199,168

Energy Equipment & Services - 0.2%
Energy Transfer, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	563,000	623,168
NuStar Logistics, LP
5.63%, 04/28/2027	516,000	544,380
Oceaneering International, Inc.
4.65%, 11/15/2024	583,000	579,813

		1,747,361

Equity Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	620,000	626,149
4.50%, 07/30/2029	546,000	574,976
4.60%, 04/01/2022	1,464,000	1,562,196
American Tower Corp.
3.30%, 02/15/2021	865,000	886,342
3.38%, 10/15/2026	1,113,000	1,100,169
3.45%, 09/15/2021	94,000	97,275
3.50%, 01/31/2023	166,000	171,718
4.40%, 02/15/2026	533,000	563,671
Crown Castle International Corp.
3.20%, 09/01/2024	551,000	548,385
3.65%, 09/01/2027	999,000	998,451
5.25%, 01/15/2023	729,000	807,006
Digital Realty Trust, LP
3.70%, 08/15/2027	323,000	326,031
Iron Mountain, Inc.
4.88%, 09/15/2027 (D)	966,000	980,490
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	381,000	412,844
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	253,000	276,326
SL Green Realty Corp.
5.00%, 08/15/2018	304,000	310,157
7.75%, 03/15/2020	1,330,000	1,481,609

		11,723,795

Food & Staples Retailing - 0.5%
CVS Health Corp.
2.80%, 07/20/2020	1,726,000	1,755,754
4.75%, 12/01/2022 (A)	415,000	453,886
5.00%, 12/01/2024	534,000	591,245
Sysco Corp.
2.50%, 07/15/2021	233,000	234,485
3.25%, 07/15/2027	304,000	303,054
3.30%, 07/15/2026	581,000	582,157

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	$ 699,000	$ 696,661
4.65%, 06/01/2046	122,000	127,410

		4,744,652

Food Products - 0.5%
Danone SA
2.08%, 11/02/2021 (D)	1,038,000	1,019,745
2.59%, 11/02/2023 (D)	580,000	569,789
McCormick & Co., Inc.
3.15%, 08/15/2024	391,000	394,469
3.40%, 08/15/2027	393,000	394,605
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (D)	1,900,000	1,912,008
3.38%, 10/21/2020 (D)	351,000	361,942

		4,652,558

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
3.75%, 11/30/2026	205,000	210,351
3.88%, 09/15/2025	127,000	131,256
Becton Dickinson and Co.
2.89%, 06/06/2022	412,000	413,340
3.36%, 06/06/2024	915,000	923,537
3.70%, 06/06/2027	649,000	656,197
Life Technologies Corp.
6.00%, 03/01/2020	721,000	783,344

		3,118,025

Health Care Providers & Services - 0.8%
Aetna, Inc.
2.80%, 06/15/2023	429,000	431,639
Cardinal Health, Inc.
2.62%, 06/15/2022	420,000	419,658
3.08%, 06/15/2024	272,000	273,895
3.41%, 06/15/2027	539,000	540,843
Centene Corp.
4.75%, 05/15/2022 - 01/15/2025	187,000	194,313
6.13%, 02/15/2024	116,000	125,425
Express Scripts Holding Co.
3.40%, 03/01/2027	351,000	346,028
3.50%, 06/15/2024	302,000	306,429
HCA, Inc.
3.75%, 03/15/2019	461,000	470,796
4.50%, 02/15/2027	251,000	256,648
5.00%, 03/15/2024	590,000	628,350
5.25%, 06/15/2026	256,000	275,840
5.38%, 02/01/2025	223,000	234,986
5.50%, 06/15/2047	265,000	274,606
5.88%, 05/01/2023	146,000	158,775
UnitedHealth Group, Inc.
3.10%, 03/15/2026	140,000	141,637
3.38%, 04/15/2027	70,000	72,002
3.45%, 01/15/2027	136,000	140,764
3.75%, 07/15/2025	211,000	223,915
Universal Health Services, Inc.
4.75%, 08/01/2022 (D)	576,000	596,160
WellCare Health Plans, Inc.
5.25%, 04/01/2025	563,000	592,557

		6,705,266

Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024 (D)	806,000	808,821
4.63%, 01/15/2022 (D)	1,310,000	1,344,387

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	$ 1,457,000	$ 1,500,710
McDonald’s Corp.
3.50%, 03/01/2027, MTN	1,366,000	1,404,115
4.88%, 12/09/2045, MTN	467,000	525,697

		5,583,730

Household Durables - 0.3%
DR Horton, Inc.
3.75%, 03/01/2019	685,000	697,853
MDC Holdings, Inc.
5.50%, 01/15/2024	569,000	612,927
Newell Brands, Inc.
5.00%, 11/15/2023	392,000	417,989
Toll Brothers Finance Corp.
4.00%, 12/31/2018	236,000	239,835
4.38%, 04/15/2023	99,000	103,455
5.88%, 02/15/2022	301,000	331,852

		2,403,911

Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (D)	524,000	522,269
2.75%, 06/26/2024 (D)	497,000	493,411
3.00%, 06/26/2027 (D)	776,000	766,816

		1,782,496

Industrial Conglomerates - 0.1%
General Electric Co.
Fixed until 01/21/2021, 5.00% (F), 01/21/2021 (G)	915,000	967,795

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.
2.80%, 08/22/2024 (D)	406,000	407,559
3.15%, 08/22/2027 (D)	1,292,000	1,301,226
4.05%, 08/22/2047 (D)	481,000	490,197

		2,198,982

IT Services - 0.4%
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	332,000	345,718
4.50%, 10/15/2022	338,000	365,184
First Data Corp.
7.00%, 12/01/2023 (D)	816,000	871,325
Total System Services, Inc.
3.80%, 04/01/2021	511,000	531,287
4.80%, 04/01/2026	1,293,000	1,413,034

		3,526,548

Machinery - 0.1%
CNH Industrial Capital LLC
3.63%, 04/15/2018	560,000	563,668

Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (D)	750,000	760,313
5.25%, 03/15/2021	643,000	662,290
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%, 02/15/2028 (D)	255,000	249,529

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital (continued)
4.20%, 03/15/2028 (D)	$ 675,000	$ 683,036
4.91%, 07/23/2025	1,267,000	1,354,443
5.38%, 05/01/2047 (D)	277,000	287,766
6.48%, 10/23/2045	111,000	130,278
Comcast Corp.
2.35%, 01/15/2027	627,000	585,225
3.30%, 02/01/2027	365,000	370,032
3.40%, 07/15/2046	88,000	81,109
Cox Communications, Inc.
3.15%, 08/15/2024 (D)	611,000	607,166
3.35%, 09/15/2026 (D)	932,000	912,029
3.50%, 08/15/2027 (D)	554,000	545,227
4.60%, 08/15/2047 (D)	142,000	140,821
NBCUniversal Media LLC
4.45%, 01/15/2043	157,000	167,019
Time Warner, Inc.
3.60%, 07/15/2025	522,000	523,864
UBM PLC
5.75%, 11/03/2020 (D)	410,000	430,414

		8,490,561

Metals & Mining - 0.3%
FMG Resources, Ltd.
4.75%, 05/15/2022 (D)	486,000	492,075
Freeport-McMoRan, Inc.
3.10%, 03/15/2020	238,000	238,476
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	667,000	707,732
Steel Dynamics, Inc.
4.13%, 09/15/2025 (D)	121,000	121,983
5.00%, 12/15/2026	66,000	70,455
Teck Resources, Ltd.
8.50%, 06/01/2024 (D)	623,000	714,892

		2,345,613

Multi-Utilities - 0.0% (C)
Dominion Energy, Inc.
2.00%, 08/15/2021	106,000	104,245
2.85%, 08/15/2026 (A)	157,000	151,133

		255,378

Oil, Gas & Consumable Fuels - 1.0%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	228,000	244,245
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023	276,000	274,385
5.90%, 02/01/2018	306,000	310,384
Cenovus Energy, Inc.
5.70%, 10/15/2019	19,000	20,134
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	308,000	329,044
ConocoPhillips Co.
4.95%, 03/15/2026	824,000	928,831
Enbridge Energy Partners, LP
5.88%, 10/15/2025 (A)	529,000	603,247
Energy Transfer Equity, LP
5.88%, 01/15/2024	413,000	443,459
Energy Transfer, LP
4.15%, 10/01/2020	330,000	344,648
4.75%, 01/15/2026	243,000	255,800
Kinder Morgan Energy Partners, LP
3.95%, 09/01/2022	503,000	522,214
5.00%, 10/01/2021	394,000	424,352

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Motiva Enterprises LLC
5.75%, 01/15/2020 (D)	$ 540,000	$ 576,303
NGPL PipeCo LLC
4.38%, 08/15/2022 (D)	105,000	108,938
4.88%, 08/15/2027 (D)	227,000	237,862
Phillips 66 Partners, LP
3.61%, 02/15/2025	485,000	483,979
Plains All American Pipeline, LP / PAA Finance Corp.
4.50%, 12/15/2026	193,000	195,878
4.65%, 10/15/2025	200,000	205,964
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	872,000	930,058
TC PipeLines, LP
3.90%, 05/25/2027	572,000	572,938
Williams Cos., Inc.
3.70%, 01/15/2023	270,000	268,650
Williams Partners, LP
3.75%, 06/15/2027	961,000	959,609
Williams Partners, LP / ACMP Finance Corp.
4.88%, 03/15/2024	61,000	63,841

		9,304,763

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (D)	1,082,000	1,106,090
3.60%, 03/01/2025 (D)	818,000	845,297

		1,951,387

Pharmaceuticals - 0.3%
Allergan Funding SCS
3.80%, 03/15/2025	1,167,000	1,211,940
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	565,000	563,025
3.20%, 09/23/2026	754,000	743,306
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	574,000	529,054

		3,047,325

Professional Services - 0.6%
Equifax, Inc.
2.30%, 06/01/2021	223,000	217,866
3.30%, 12/15/2022	684,000	680,568
IHS Markit, Ltd.
4.75%, 02/15/2025 (D)	501,000	536,070
5.00%, 11/01/2022 (D)	85,000	91,587
Verisk Analytics, Inc.
4.13%, 09/12/2022	177,000	186,917
4.88%, 01/15/2019	751,000	776,967
5.50%, 06/15/2045	990,000	1,123,343
5.80%, 05/01/2021	1,585,000	1,750,192

		5,363,510

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	736,000	771,731
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,839,000	1,894,170

		2,665,901

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.2%
Park Aerospace Holdings, Ltd.
3.63%, 03/15/2021 (D)	$ 422,000	$ 423,055
5.25%, 08/15/2022 (D)	270,000	280,800
5.50%, 02/15/2024 (D)	706,000	741,300

		1,445,155

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (D)	603,000	619,508
3.88%, 01/15/2027 (D)	2,401,000	2,472,959
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (D)	771,000	803,767
4.13%, 06/15/2020 - 06/01/2021 (D)	677,000	707,669
4.63%, 06/01/2023 (D)	268,000	288,100
TSMC Global, Ltd.
1.63%, 04/03/2018 (D)	1,511,000	1,508,441

		6,400,444

Software - 0.2%
Cadence Design Systems, Inc.
4.38%, 10/15/2024	1,027,000	1,065,325
VMware, Inc.
2.95%, 08/21/2022	449,000	451,682
3.90%, 08/21/2027	130,000	131,415

		1,648,422

Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman
4.75%, 01/01/2025	1,253,000	1,219,761
4.88%, 06/01/2027	57,000	53,746

		1,273,507

Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.
3.00%, 07/15/2022	268,000	267,685
4.13%, 07/15/2027	268,000	269,416

		537,101

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 03/15/2018 (D)	1,225,000	1,234,426

Total Corporate Debt Securities (Cost $174,767,874)		177,245,959

MORTGAGE-BACKED SECURITIES - 1.1%
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class D,
1-Month LIBOR + 4.00%, 5.23% (F), 12/15/2031 (D)	100,000	96,895
Series 2014-FL1, Class E,
1-Month LIBOR + 5.50%, 6.73% (F), 12/15/2031 (D)	251,657	236,949
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (D)	324,000	329,800
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 2.98% (F), 07/15/2030 (D)	274,000	274,000

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CGMS Commercial Mortgage Trust (continued)
Series 2017-MDRB, Class C,
1-Month LIBOR + 2.50%, 3.73% (F), 07/15/2030 (D)	$ 173,000	$ 173,000
Cosmopolitan Hotel Trust
Series 2016-CSMO, Class B,
1-Month LIBOR + 2.10%, 3.33% (F), 11/15/2033 (D)	153,000	153,477
Series 2016-CSMO, Class D,
1-Month LIBOR + 3.50%, 4.73% (F), 11/15/2033 (D)	199,000	200,118
Series 2016-CSMO, Class E,
1-Month LIBOR + 4.65%, 5.88% (F), 11/15/2033 (D)	294,000	296,203
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.55% (F), 12/10/2027 (D)	200,000	198,874
Series 2017-375H, Class A,
3.48%, 09/10/2037 (D)	418,000	427,395
GS Mortgage Securities Trust
Series 2014-GSFL, Class E,
1-Month LIBOR + 5.95%, 7.18% (F), 07/15/2031 (D)	300,000	300,470
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class E,
1-Month LIBOR + 4.40%, 5.63% (F), 08/15/2032 (D)	458,000	459,426
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (D)	232,000	230,023
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class E,
5.85% (F), 11/15/2043 (D)	314,000	321,189
Series 2015-SGP, Class B,
1-Month LIBOR + 2.75%, 3.98% (F), 07/15/2036 (D)	100,000	100,749
Series 2015-SGP, Class D,
1-Month LIBOR + 4.50%, 5.73% (F), 07/15/2036 (D)	300,000	303,370
Series 2015-UES, Class E,
3.74% (F), 09/05/2032 (D)	236,000	236,637
Series 2016-WIKI, Class C,
3.55%, 10/05/2031 (D)	96,000	97,634
Series 2016-WIKI, Class D,
4.14% (F), 10/05/2031 (D)	146,000	148,184
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ,
5.28% (F), 02/15/2041	296,089	296,165
Series 2007-C7, Class AJ,
6.39% (F), 09/15/2045	219,940	223,177
Series 2008-C1, Class AM,
6.32% (F), 04/15/2041	354,000	351,380
MAD Mortgage Trust
Series 2017-330M, Class A,
3.29% (F), 08/15/2034 (D)	246,000	248,790
MSSG Trust
Series 2017-237P, Class A,
3.40%, 09/13/2039 (D)	548,000	557,993
Series 2017-237P, Class B,
3.69%, 09/13/2039 (D)	96,000	97,772
Palisades Center Trust
Series 2016-PLSD, Class D,
4.74%, 04/13/2033 (D)	125,000	126,142

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Shops at Crystals Trust
Series 2016-CSTL, Class A,
3.13%, 07/05/2036 (D)	$ 416,000	$ 412,917
Starwood Retail Property Trust
Series 2014-STAR, Class D,
1-Month LIBOR + 3.25%, 4.48% (F), 11/15/2027 (D)	311,000	300,828
Series 2014-STAR, Class E,
1-Month LIBOR + 4.15%, 5.38% (F), 11/15/2027 (D)	185,000	177,815
Station Place Securitization Trust
Series 2017-3, Class A,
1-Month LIBOR + 1.00%, 2.24% (F), 07/24/2018 (D) (H)	921,000	920,852
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ,
5.41% (F), 12/15/2043	296,660	301,481
Series 2007-C31, Class AJ,
5.66% (F), 04/15/2047	379,711	385,448
Series 2007-C34, Class AJ,
6.27% (F), 05/15/2046	170,309	172,971
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1,
1-Month LIBOR + 2.75%, 3.98% (F), 01/15/2027 (D)	73,000	73,032
Series 2014-TISH, Class WTS1,
1-Month LIBOR + 2.25%, 3.48% (F), 02/15/2027 (D)	894,000	893,381
Series 2014-TISH, Class WTS2,
1-Month LIBOR + 3.25%, 4.48% (F), 02/15/2027 (D)	35,000	34,976

Total Mortgage-Backed Securities (Cost $10,158,129)		10,159,513

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1%
Federal Home Loan Mortgage Corp.
3.50%, 07/01/2029 - 09/01/2047	6,160,927	6,404,181
4.00%, 08/01/2044 - 09/01/2047	1,950,759	2,077,322
4.50%, 06/01/2045 - 06/01/2046	3,994,890	4,377,778
5.00%, 03/01/2042 - 07/01/2044	1,759,936	1,943,289
5.50%, 10/01/2036 - 09/01/2041	1,581,973	1,757,363
6.00%, 04/01/2040	122,097	141,474
8.00%, 04/01/2032	71,955	87,963
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 3.60%, 4.84% (F), 04/25/2024	848,000	926,613
1-Month LIBOR + 4.50%, 5.74% (F), 02/25/2024	1,146,000	1,316,329
Federal National Mortgage Association
3.50%, 01/01/2043 - 05/01/2056	14,253,905	14,768,464
4.00%, 07/01/2044 - 08/01/2047	15,351,960	16,380,166
4.50%, 08/01/2041 - 09/01/2047	22,112,625	24,173,374
5.00%, 05/01/2041 - 07/01/2044	1,234,423	1,374,950
5.50%, 03/01/2040 - 05/01/2044	3,446,997	3,834,447
6.00%, 10/01/2035 - 10/01/2038	56,058	63,961
7.00%, 02/01/2039	11,892	13,793
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 3.00%, 4.24% (F), 07/25/2024	543,000	571,690
1-Month LIBOR + 4.90%, 6.14% (F), 11/25/2024	664,972	753,203

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Mortgage Trust
Series 2010-KSCT, Class B,
2.00%, 01/25/2020 (D) (H)	$ 130,320	$ 122,411
Government National Mortgage Association
3.50%, 05/20/2042	20,397	21,322
4.00%, 01/15/2045 - 08/20/2047	2,841,243	3,028,483
4.50%, 07/15/2041 - 09/15/2047	2,723,113	2,976,084
4.90%, 10/15/2034	83,833	95,298
5.00%, 05/15/2040 - 09/20/2045	2,902,022	3,257,791
5.50%, 09/15/2035 - 08/15/2039	135,501	157,031

Total U.S. Government Agency Obligations (Cost $91,460,363)		90,624,780

U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury - 6.8%
U.S. Treasury Bond
2.25%, 08/15/2046	4,995,000	4,391,893
2.75%, 08/15/2047	1,054,000	1,031,108
2.88%, 11/15/2046	7,564,000	7,590,888
3.00%, 02/15/2047 - 05/15/2047	1,643,000	1,690,196
U.S. Treasury Note
1.25%, 06/30/2019	9,848,000	9,813,378
1.25%, 08/31/2019 (A)	2,018,000	2,009,408
1.38%, 07/31/2019 - 09/30/2019	7,501,000	7,485,542
1.38%, 09/15/2020 (A)	116,000	115,198
1.50%, 04/15/2020 - 05/15/2020	361,000	360,293
1.50%, 06/15/2020 (A)	343,000	342,250
1.63%, 08/31/2022 (A)	1,136,000	1,120,380
1.75%, 05/31/2022 - 09/30/2022	7,151,000	7,104,949
1.88%, 02/28/2022 - 03/31/2022	1,881,000	1,881,186
2.00%, 05/31/2024 - 11/15/2026	3,664,000	3,622,141
2.13%, 12/31/2021	2,571,000	2,600,024
2.25%, 11/15/2025 - 02/15/2027	6,206,000	6,194,647
2.25%, 08/15/2027 (A)	3,147,000	3,125,610

Total U.S. Government Obligations (Cost $60,453,902)		60,479,091

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
1.04% (I), 02/22/2018	3,041,000	3,027,773
1.11% (I), 02/22/2018	878,000	874,181
1.30% (I), 09/13/2018	3,576,000	3,532,007

Total Short-Term U.S. Government Obligations (Cost $7,434,989)		7,433,961

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (I)	8,940,475	8,940,475

Total Securities Lending Collateral (Cost $8,940,475)		8,940,475

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.4%

Fixed Income Clearing Corp. 0.12% (I), dated 09/29/2017, to be repurchased at $12,225,153 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $12,471,992.

	$ 12,225,030	$ 12,225,030

Total Repurchase Agreement (Cost $12,225,030)		12,225,030

Total Investments (Cost $813,926,179)		912,673,925
Net Other Assets (Liabilities) - (1.6)%		(14,383,270)

Net Assets - 100.0%		$ 898,290,655

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$525,690,187	$—	$—	$525,690,187
Preferred Stocks	993,072	—	—	993,072
Master Limited Partnership	6,124,163	—	—	6,124,163
Asset-Backed Securities	—	12,757,694	—	12,757,694
Corporate Debt Securities	—	177,245,959	—	177,245,959
Mortgage-Backed Securities	—	10,159,513	—	10,159,513
U.S. Government Agency Obligations	—	90,624,780	—	90,624,780
U.S. Government Obligations	—	60,479,091	—	60,479,091
Short-Term U.S. Government Obligations	—	7,433,961	—	7,433,961
Securities Lending Collateral	8,940,475	—	—	8,940,475
Repurchase Agreement	—	12,225,030	—	12,225,030

Total Investments	$541,747,897	$370,926,028	$—	$912,673,925

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,749,650. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $59,433,032, representing 6.6% of the Portfolio’s net assets.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(F)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Illiquid security. At September 30, 2017, the value of such securities amounted to $1,043,263 or 0.1% of the Portfolio’s net assets.
(I)	Rates disclosed reflect the yields at September 30, 2017.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 1.6%
Teledyne Technologies, Inc. (A)	82,158	$ 13,077,910

Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	103,808	6,213,947

Airlines - 1.5%
Ryanair Holdings PLC, ADR (A)	117,735	12,411,624

Banks - 0.5%
SVB Financial Group (A)	22,683	4,243,762

Biotechnology - 3.5%
ACADIA Pharmaceuticals, Inc. (A) (B)	106,318	4,004,999
Alkermes PLC (A)	79,376	4,035,476
Celgene Corp. (A)	65,438	9,542,169
DBV Technologies SA, ADR (A)	58,236	2,471,536
Neurocrine Biosciences, Inc. (A)	100,058	6,131,554
TESARO, Inc. (A) (B)	23,079	2,979,499

		29,165,233

Building Products - 1.1%
A.O. Smith Corp.	154,660	9,191,444

Capital Markets - 5.4%
LPL Financial Holdings, Inc.	273,538	14,106,355
MSCI, Inc., Class A	91,284	10,671,099
TD Ameritrade Holding Corp.	427,960	20,884,448

		45,661,902

Commercial Services & Supplies - 1.8%
Edenred	234,779	6,382,164
Ritchie Bros Auctioneers, Inc. (B)	268,960	8,504,515

		14,886,679

Communications Equipment - 0.8%
Harris Corp.	50,670	6,672,226

Containers & Packaging - 1.6%
Sealed Air Corp., Class A	312,388	13,345,215

Diversified Consumer Services - 1.6%
ServiceMaster Global Holdings, Inc. (A)	280,106	13,089,353

Electrical Equipment - 3.3%
AMETEK, Inc., Class A	69,164	4,567,590
Sensata Technologies Holding NV (A)	474,184	22,794,025

		27,361,615

Electronic Equipment, Instruments & Components - 7.1%
Amphenol Corp., Class A	67,375	5,702,620
Belden, Inc.	99,550	8,016,761
Dolby Laboratories, Inc., Class A	87,075	5,008,554
Flex, Ltd. (A)	627,203	10,392,754
National Instruments Corp.	314,686	13,270,309
TE Connectivity, Ltd.	207,762	17,256,712

		59,647,710

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 3.8%
Crown Castle International Corp.	157,995	$ 15,796,340
Lamar Advertising Co., Class A	240,565	16,485,920

		32,282,260

Health Care Equipment & Supplies - 9.4%
ABIOMED, Inc. (A)	22,512	3,795,523
Boston Scientific Corp. (A)	676,375	19,729,859
Cooper Cos., Inc.	36,713	8,705,019
DexCom, Inc. (A) (B)	73,670	3,604,305
ICU Medical, Inc., Class B (A)	31,297	5,816,547
STERIS PLC	154,080	13,620,672
Teleflex, Inc.	48,313	11,690,297
Varian Medical Systems, Inc. (A)	110,815	11,088,149

		78,050,371

Health Care Providers & Services - 0.6%
Henry Schein, Inc. (A)	65,808	5,395,598

Health Care Technology - 1.5%
athenahealth, Inc. (A) (B)	100,660	12,518,078

Hotels, Restaurants & Leisure - 2.6%
Dunkin’ Brands Group, Inc.	224,002	11,890,026
Norwegian Cruise Line Holdings, Ltd. (A)	178,426	9,643,925

		21,533,951

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	44,251	4,437,933

Insurance - 2.8%
Aon PLC	119,130	17,404,893
Intact Financial Corp.	72,930	6,024,360

		23,429,253

Internet Software & Services - 3.5%
Cimpress NV (A) (B)	131,378	12,830,376
CoStar Group, Inc. (A)	48,701	13,064,043
Dropbox, Inc. (A) (C) (D) (E) (F)	423,376	3,810,384

		29,704,803

IT Services - 9.4%
Amdocs, Ltd.	222,385	14,303,803
Broadridge Financial Solutions, Inc.	120,756	9,759,500
Euronet Worldwide, Inc. (A)	36,645	3,473,579
Fidelity National Information Services, Inc.	129,451	12,089,429
Gartner, Inc. (A)	68,682	8,544,728
Global Payments, Inc.	111,680	10,612,950
Jack Henry & Associates, Inc.	63,966	6,575,065
WEX, Inc. (A)	123,226	13,828,422

		79,187,476

Leisure Products - 0.6%
Polaris Industries, Inc. (B)	48,987	5,125,510

Life Sciences Tools & Services - 4.9%
PerkinElmer, Inc.	210,057	14,487,631
Quintiles IMS Holdings, Inc. (A)	143,330	13,626,383
Waters Corp. (A)	70,772	12,704,990

		40,819,004

Machinery - 2.2%
Middleby Corp. (A)	37,684	4,829,958

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Rexnord Corp. (A)	363,212	$ 9,229,217
Wabtec Corp. (B)	56,084	4,248,363

		18,307,538

Media - 1.0%
Omnicom Group, Inc.	115,932	8,587,083

Oil, Gas & Consumable Fuels - 0.6%
World Fuel Services Corp.	142,936	4,846,960

Professional Services - 2.4%
IHS Markit, Ltd. (A)	124,133	5,471,782
Verisk Analytics, Inc., Class A (A)	174,636	14,527,969

		19,999,751

Road & Rail - 1.7%
Canadian Pacific Railway, Ltd.	38,416	6,455,041
Old Dominion Freight Line, Inc.	74,155	8,165,207

		14,620,248

Semiconductors & Semiconductor Equipment - 8.7%
KLA-Tencor Corp.	137,253	14,548,818
Lam Research Corp.	85,384	15,799,456
Microchip Technology, Inc.	113,336	10,175,306
ON Semiconductor Corp. (A)	942,206	17,402,545
Xilinx, Inc.	210,298	14,895,407

		72,821,532

Software - 8.8%
Atlassian Corp. PLC, Class A (A)	321,569	11,303,150
Cadence Design Systems, Inc. (A)	120,140	4,741,926
Constellation Software, Inc.	29,026	15,835,832
Intuit, Inc.	56,640	8,050,810
Nice, Ltd., ADR	164,801	13,399,969
SS&C Technologies Holdings, Inc.	368,631	14,800,535
Ultimate Software Group, Inc. (A)	29,932	5,675,107

		73,807,329

Specialty Retail - 1.1%
Tractor Supply Co.	81,944	5,186,236
Williams-Sonoma, Inc., Class A (B)	89,624	4,468,652

		9,654,888

Textiles, Apparel & Luxury Goods - 2.9%
Carter’s, Inc.	67,865	6,701,669
Gildan Activewear, Inc., Class A	417,165	13,048,921
Lululemon Athletica, Inc. (A)	77,415	4,819,084

		24,569,674

Trading Companies & Distributors - 0.1%
Ferguson PLC	18,242	1,196,791

Total Common Stocks (Cost $659,079,103)		835,864,651

CONVERTIBLE PREFERRED STOCKS - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Belden, Inc.
6.75%	8,000	864,480

Internet Software & Services - 0.0% (G)
Dropbox, Inc.
0.00%(A) (C) (D) (E) (F)	41,951	377,559

Total Convertible Preferred Stocks (Cost $1,179,619)		1,242,039

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (H)	32,110,118	$ 32,110,118

Total Securities Lending Collateral (Cost $32,110,118)		32,110,118

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp. 0.12% (H), dated 09/29/2017, to be repurchased at $13,497,542 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $13,768,309.	$ 13,497,407	13,497,407

Total Repurchase Agreement (Cost $13,497,407)		13,497,407

Total Investments (Cost $705,866,247)		882,714,215
Net Other Assets (Liabilities) - (5.1)%		(42,786,254)

Net Assets - 100.0%		$ 839,927,961

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks (K)	$ 824,475,312	$ 7,578,955	$ 3,810,384	$ 835,864,651
Convertible Preferred Stocks (K)	864,480	—	377,559	1,242,039
Securities Lending Collateral	32,110,118	—	—	32,110,118
Repurchase Agreement	—	13,497,407	—	13,497,407

Total Investments	$ 857,449,910	$ 21,076,362	$ 4,187,943	$ 882,714,215

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,417,775. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, total value of securities is $4,187,943, representing 0.5% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Illiquid security. At September 30, 2017, the value of such securities amounted to $4,187,943 or 0.5% of the Portfolio’s net assets.
(F)	Restricted securities. At September 30, 2017, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$3,831,172	$3,810,384	0.5%
Convertible Preferred Stocks	Dropbox, Inc., 0.00%	05/25/2012	379,619	377,559	0.0	(G)

Total			$4,210,791	$4,187,943	0.5%

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at September 30, 2017.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Portfolio.
(K)	For the period ended September 30, 2017, the valuation technique changed for certain investments in common stocks and convertible preferred stocks with a total value of $4,187,943 from a hybrid model using Market Comparable Companies and a Discounted Cash Flow to a Market Transaction. The most recent market transaction available was determined to represent a more relevant measure of fair value.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 101.2%
Aerospace & Defense - 2.4%
Boeing Co.	107,546	$ 27,339,269

Air Freight & Logistics - 1.1%
FedEx Corp.	57,261	12,916,936

Automobiles - 1.3%
Tesla, Inc. (A)	45,185	15,412,604

Banks - 1.7%
JPMorgan Chase & Co.	201,739	19,268,092

Beverages - 1.2%
Monster Beverage Corp. (A)	260,959	14,417,985

Biotechnology - 7.8%
AbbVie, Inc., Class G	94,470	8,394,604
Alexion Pharmaceuticals, Inc. (A)	81,492	11,432,513
BioMarin Pharmaceutical, Inc. (A)	154,967	14,422,779
Celgene Corp. (A)	231,021	33,687,482
Regeneron Pharmaceuticals, Inc., Class A (A)	21,591	9,653,768
Vertex Pharmaceuticals, Inc. (A)	83,120	12,637,565

		90,228,711

Capital Markets - 1.4%
Goldman Sachs Group, Inc.	68,012	16,131,766

Chemicals - 1.6%
Albemarle Corp.	132,881	18,113,009

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	193,723	5,796,192

Equity Real Estate Investment Trusts - 1.3%
Crown Castle International Corp.	145,273	14,524,395

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	75,339	12,377,444

Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	85,010	16,649,208

Hotels, Restaurants & Leisure - 3.7%
Marriott International, Inc., Class A	202,428	22,319,711
McDonald’s Corp.	127,037	19,904,157

		42,223,868

Internet & Direct Marketing Retail - 10.0%
Amazon.com, Inc. (A)	49,047	47,151,333
Expedia, Inc.	25,142	3,618,940
Netflix, Inc. (A)	215,507	39,082,194
Priceline Group, Inc. (A)	13,790	25,247,008

		115,099,475

Internet Software & Services - 16.8%
Alibaba Group Holding, Ltd., ADR (A)	286,332	49,452,400
Alphabet, Inc., Class A (A)	27,749	27,019,756
Alphabet, Inc., Class C (A)	28,296	27,138,977
Facebook, Inc., Class A (A)	324,893	55,514,467
Tencent Holdings, Ltd.	827,643	35,620,561

		194,746,161

	Shares	Value
COMMON STOCKS (continued)
IT Services - 8.3%
FleetCor Technologies, Inc. (A)	89,119	$ 13,792,948
Mastercard, Inc., Class A	263,289	37,176,407
PayPal Holdings, Inc. (A)	128,175	8,207,045
Visa, Inc., Class A	350,342	36,869,992

		96,046,392

Life Sciences Tools & Services - 1.0%
Illumina, Inc. (A)	59,009	11,754,593

Machinery - 2.0%
Caterpillar, Inc.	58,688	7,318,980
Parker-Hannifin Corp.	90,533	15,845,086

		23,164,066

Media - 1.6%
Charter Communications, Inc., Class A (A)	52,344	19,022,856

Oil, Gas & Consumable Fuels - 1.1%
Concho Resources, Inc. (A)	98,083	12,919,493

Personal Products - 1.0%
Estee Lauder Cos., Inc., Class A	107,885	11,634,318

Pharmaceuticals - 3.5%
Allergan PLC	73,015	14,964,424
Bristol-Myers Squibb Co.	404,809	25,802,526

		40,766,950

Semiconductors & Semiconductor Equipment - 6.2%
Broadcom, Ltd.	90,137	21,861,828
NVIDIA Corp.	175,535	31,380,392
QUALCOMM, Inc.	109,035	5,652,374
Texas Instruments, Inc.	137,687	12,342,263

		71,236,857

Software - 13.3%
Activision Blizzard, Inc.	336,308	21,695,229
Adobe Systems, Inc. (A)	181,919	27,138,677
Microsoft Corp.	586,149	43,662,239
Red Hat, Inc. (A)	111,096	12,316,103
salesforce.com, Inc. (A)	299,531	27,982,186
Splunk, Inc. (A)	132,031	8,770,819
Workday, Inc., Class A (A)	121,188	12,772,003

		154,337,256

Specialty Retail - 2.5%
Home Depot, Inc.	92,895	15,193,906
Industria de Diseno Textil SA	375,527	14,151,695

		29,345,601

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	441,317	68,015,776

Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	76,372	17,276,548

Total Common Stocks (Cost $863,477,944)		1,170,765,821

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.7%

Fixed Income Clearing Corp. 0.12% (B),
dated 09/29/2017, to be repurchased
at $20,212,022 on 10/02/2017.
Collateralized by U.S. Government
Obligations, 1.13% - 1.63%, due
02/28/2021 - 05/31/2023, and with a
total value of $20,619,503.

$ 20,211,820	$ 20,211,820

Total Repurchase Agreement (Cost $20,211,820)	20,211,820

Total Investments (Cost $883,689,764)	1,190,977,641
Net Other Assets (Liabilities) - (2.9)%	(33,996,911)

Net Assets - 100.0%	$ 1,156,980,730

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,103,717,017	$67,048,804	$—	$1,170,765,821
Repurchase Agreement	—	20,211,820	—	20,211,820

Total Investments	$1,103,717,017	$87,260,624	$—	$1,190,977,641

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2017.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.3%
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1-Month LIBOR + 0.80%, 2.04% (A), 12/27/2022 (B)	$ 26,187	$ 26,216
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	250,000	249,198
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	500,000	500,229
American Credit Acceptance Receivables Trust
Series 2016-3, Class A,
1.70%, 11/12/2020 (B)	103,827	103,800
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	289,000	293,520
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	304,000	305,265
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	475,229	496,888
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	150,000	167,625
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	175,000	198,475
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	908,018	939,003
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,200,000	1,254,293
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	292,500	318,154
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (B)	700,000	762,639
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	430,000	481,898
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (B)	363,000	362,339
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	350,000	350,935
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	496,392
Series 2017-1, Class B,
2.30%, 02/18/2022	269,000	269,504
Series 2017-1, Class C,
2.71%, 08/18/2022	144,000	144,453
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	324,783
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (C)	1,500,000	1,500,000
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (B)	66,898	66,861
AXIS Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (B)	299,996	299,141
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	192,791	191,983

	Principal	Value
ASSET-BACKED SECURITIES (continued)
B2R Mortgage Trust (continued)
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	$ 1,023,666	$ 1,033,267
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	672,535	668,066
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (B) (C)	71,759	70,916
Bank of The West Auto Trust
Series 2014-1, Class A4,
1.65%, 03/16/2020 (B)	400,000	400,131
Series 2015-1, Class A4,
1.66%, 09/15/2020 (B)	100,000	99,919
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (B)	119,587	119,471
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	430,766	430,403
BMW Vehicle Lease Trust
Series 2015-2, Class A4,
1.55%, 02/20/2019	60,000	60,012
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	41,836	41,399
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	600,000	602,411
Series 2016-1, Class A1,
1.78%, 06/15/2022	300,000	299,508
CAM Mortgage Trust
Series 2017-1, Class A1,
3.22% (A), 08/01/2057 (B)	329,520	329,750
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (B) (C)	1,107,685	1,105,262
Capital Auto Receivables Asset Trust
Series 2016-2, Class A2A,
1.32%, 01/22/2019	65,871	65,854
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
1-Month LIBOR + 0.38%, 1.61% (A), 01/18/2022	500,000	502,110
Series 2015-A7, Class A7,
1.45%, 08/16/2021	180,000	179,658
Series 2016-A4, Class A4,
1.33%, 06/15/2022	200,000	198,366
Series 2016-A6, Class A6,
1.82%, 09/15/2022	350,000	349,859
CarFinance Capital Auto Trust
Series 2014-1A, Class B,
2.72%, 04/15/2020 (B)	38,971	39,064
Series 2014-2A, Class A,
1.44%, 11/16/2020 (B)	90,998	90,946
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	48,074	48,061
CarMax Auto Owner Trust
Series 2013-4, Class A4,
1.28%, 05/15/2019	37,226	37,216
Series 2014-2, Class A3,
0.98%, 01/15/2019	22,855	22,850
Series 2014-4, Class A4,
1.81%, 07/15/2020	260,000	260,319
Series 2015-1, Class A4,
1.83%, 07/15/2020	180,000	180,225
Series 2016-2, Class A3,
1.52%, 02/16/2021	100,000	99,792
Series 2016-4, Class A4,
1.60%, 06/15/2022	200,000	197,431

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarNow Auto Receivables Trust
Series 2016-1A, Class A,
2.26%, 05/15/2019 (B)	$ 351,308	$ 351,562
Series 2016-1A, Class B,
3.49%, 02/15/2021 (B)	482,000	483,312
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	20,100	20,161
Chase Funding Trust
Series 2003-6, Class 1A7,
5.10% (A), 11/25/2034	50,989	52,070
Chase Issuance Trust
Series 2016-A2, Class A,
1.37%, 06/15/2021	200,000	198,691
Series 2016-A5, Class A5,
1.27%, 07/15/2021	150,000	148,691
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.76%, 12/16/2019 (B)	137,232	137,339
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	149,058	150,483
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	650,000	672,437
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	91,919	92,596
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6,
2.15%, 07/15/2021	130,000	130,865
CLUB Credit Trust
Series 2017-P1, Class A,
2.42%, 09/15/2023 (B)	1,435,000	1,434,957
CNH Equipment Trust
Series 2015-B, Class A4,
1.89%, 04/15/2022	190,000	190,258
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	321,107	314,702
Continental Credit Card
Series 2016-1A, Class A,
4.56%, 01/15/2023 (B)	380,869	380,818
CPS Auto Receivables Trust
Series 2013-A, Class A,
1.31%, 06/15/2020 (B)	19,019	19,015
Series 2014-C, Class C,
3.77%, 08/17/2020 (B)	100,000	101,509
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	1,754	1,754
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	100,000	102,335
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	51,904	51,887
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	120,873	120,873
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	344,000	350,973
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	91,457	91,573
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	67,589	67,653
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	700,000	704,570
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	767,000	764,643

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	$ 470,470	$ 471,590
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	410,000	411,196
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	250,000	250,072
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	252,473
Series 2017-2A, Class B,
3.02%, 04/15/2026 (B)	1,260,000	1,256,628
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/2022	220,000	219,672
Series 2014-A1, Class A1,
1-Month LIBOR + 0.43%, 1.66% (A), 07/15/2021	510,000	512,486
Series 2014-A4, Class A4,
2.12%, 12/15/2021	200,000	201,184
Series 2015-A3, Class A,
1.45%, 03/15/2021	140,000	139,817
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	300,181
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	400,000	408,601
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	286,000	294,171
Series 2016-BA, Class B,
2.56%, 06/15/2020 (B)	162,734	163,127
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	648,000	669,235
Series 2017-AA, Class B,
2.51%, 01/15/2021 (B)	176,000	176,927
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	279,000	281,963
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	372,000	378,340
DT Auto Owner Trust
Series 2016-3A, Class A,
1.75%, 11/15/2019 (B)	88,692	88,705
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	400,000	401,179
Series 2016-4A, Class B,
2.02%, 08/17/2020 (B)	193,000	192,912
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	331,800	333,333
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	339,000	339,150
Series 2017-2A, Class C,
3.03%, 01/17/2023 (B)	625,000	624,727
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	305,000	305,067
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	233,170	232,661
Exeter Automobile Receivables Trust
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	5,617	5,616
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	55,416	55,464
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	445,000	460,953
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	193,151	193,211
Series 2016-3A, Class A,
1.84%, 11/16/2020 (B)	540,352	539,985
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	244,000	244,616

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	$ 180,000	$ 182,145
Series 2017-3A, Class A,
2.05%, 12/15/2021 (B)	437,000	436,665
Series 2017-3A, Class C,
3.68%, 07/17/2023 (B)	658,000	656,049
Fifth Third Auto Trust
Series 2014-3, Class A3,
0.96%, 03/15/2019	10,024	10,019
First Investors Auto Owner Trust
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	102,049	102,053
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	9,882	9,882
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	76,064	76,110
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (B)	168,281	168,004
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	748,936	748,101
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	240,000	241,513
Flagship Credit Auto Trust
Series 2014-2, Class A,
1.43%, 12/16/2019 (B)	5,477	5,477
Series 2014-2, Class B,
2.84%, 11/16/2020 (B)	134,000	134,632
Series 2014-2, Class C,
3.95%, 12/15/2020 (B)	66,000	67,005
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	86,643	86,630
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	309,746	310,768
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	189,000	191,716
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	126,000	130,064
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	222,777	224,173
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	600,000	636,749
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	423,000	419,927
Ford Credit Auto Owner Trust
Series 2014-C, Class A3,
1.06%, 05/15/2019	117,892	117,813
Series 2015-A, Class A3,
1.28%, 09/15/2019	72,141	72,094
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (B)	13,698	13,686
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	75,081	75,038
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	192,582	192,552
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	180,000	180,368
GM Financial Automobile Leasing Trust
Series 2015-1, Class A3,
1.53%, 09/20/2018	55,977	55,986
Series 2015-3, Class A4,
1.81%, 11/20/2019	130,000	130,104
Series 2016-2, Class A4,
1.76%, 03/20/2020	150,000	149,768

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GO Financial Auto Securitization Trust
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	$ 286,341	$ 288,925
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	159,222	159,374
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	240,736	245,201
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (B)	215,000	213,972
Series 2016-T1, Class BT1,
3.12%, 10/15/2048 (B)	333,000	331,089
GSAMP Trust
Series 2005-SEA2, Class A1,
1-Month LIBOR + 0.35%, 1.59% (A), 01/25/2045 (B)	22,129	22,063
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4,
1.55%, 10/15/2021	410,000	409,929
Series 2015-1, Class A4,
1.67%, 08/15/2022	300,000	299,735
HERO Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	869,595	905,875
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	349,109	349,430
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A4,
1.68%, 04/15/2020 (B)	200,000	199,761
Series 2016-C, Class A4,
1.65%, 07/15/2020 (B)	100,000	99,772
Hyundai Auto Receivables Trust
Series 2015-A, Class A4,
1.37%, 07/15/2020	180,000	179,735
Series 2015-B, Class A3,
1.12%, 11/15/2019	73,580	73,444
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (B)	2,230,000	2,285,282
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.86% (A), 08/25/2038 (B)	1,247,660	30,445
Series 2013-2, Class A,
1.60% (A), 03/25/2039 (B)	1,015,754	43,310
Series 2014-2, Class A,
3.28% (A), 04/25/2040 (B)	521,926	43,337
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (B)	116,266	116,965
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (B)	101,925	102,256
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (B)	445,000	454,333
LV Tower 52
Series 2013-1, Class A,
5.75%, 02/15/2023 (B) (C)	1,100,492	1,101,868
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (B)	560,000	563,084

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (B)	$ 244,700	$ 245,549
Series 2017-1A, Class A,
2.83%, 03/15/2024 (B)	824,397	827,940
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A4,
1.52%, 06/15/2022	300,000	299,008
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4,
1.75%, 12/15/2021	140,000	139,992
Murray Hill Marketplace Trust
Series 2016-LC1, Class A,
4.19%, 11/25/2022 (B)	223,974	224,904
Nationstar HECM Loan Trust
Series 2016-2A, Class A,
2.24% (A), 06/25/2026 (B)	90,900	91,737
Series 2016-3A, Class A,
2.01%, 08/25/2026 (B)	196,041	198,561
Series 2017-1A, Class M1,
2.94%, 05/25/2027 (B)	105,000	105,337
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	535,000	531,028
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	375,000	374,943
Nissan Auto Lease Trust
Series 2016-A, Class A4,
1.65%, 10/15/2021	150,000	149,822
Series 2016-B, Class A4,
1.61%, 01/18/2022	100,000	99,723
NRPL Trust
Series 2015-2A, Class A1,
3.75% (A), 10/25/2057 (B)	457,602	458,145
NRZ Advance Receivables Trust
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (B)	219,500	217,777
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (B)	1,254,000	1,248,649
Series 2016-T1, Class BT1,
3.06%, 08/17/2048 (B)	490,743	491,861
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (B)	441,350	442,665
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (B)	473,684	468,265
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (B)	248,000	248,124
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B)	422,000	424,625
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B)	117,000	119,948
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (B)	161,084	161,172
OneMain Financial Issuance Trust
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	162,896	163,082
Series 2014-2A, Class B,
3.02%, 09/18/2024 (B)	380,000	380,932
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	691,000	697,761
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	754,516	755,917
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	279,000	278,895
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	560,000	573,244

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	$ 629,000	$ 637,074
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (B)	571,000	576,406
Oportun Funding IV LLC
Series 2016-C, Class B,
4.85%, 11/08/2021 (B)	254,568	258,157
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (B)	405,000	407,668
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4,
1.43%, 05/21/2021 (B)	110,000	109,999
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	1,389,711	1,395,395
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	327,000	329,152
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	1,738,701	1,761,692
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	300,000	311,897
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	200,000	210,415
Series 2016-SFR1, Class E,
1-Month LIBOR + 3.85%, 5.08% (A), 09/17/2033 (B)	310,000	320,452
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (B)	451,442	453,133
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (B)	650,000	652,235
Series 2016-A, Class NT,
5.50%, 02/27/2019 (B) (C)	192,196	192,196
RBSHD Trust
Series 2013-1A, Class A,
7.69% (A), 10/25/2047 (B) (C)	125,780	126,053
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	346,937	345,953
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B) (C)	1,345,313	1,345,313
Santander Drive Auto Receivables Trust
Series 2016-2, Class A3,
1.56%, 05/15/2020	334,673	334,707
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.80% (A), 06/25/2033	10,165	10,239
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.41% (A), 01/25/2036	22,418	19,661
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (B)	68,440	68,616
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (B)	10,259	10,262

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	$ 272,322	$ 275,105
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	563,183	567,022
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	769,000	774,371
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A,
1.60%, 04/15/2021	130,000	130,053
Series 2016-1, Class A,
2.04%, 03/15/2022	200,000	200,817
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A3,
0.93%, 07/16/2018	4,818	4,816
Series 2015-B, Class A4,
1.74%, 09/15/2020	100,000	100,121
Series 2016-A, Class A4,
1.47%, 09/15/2021	220,000	218,644
Series 2016-B, Class A3,
1.30%, 04/15/2020	226,000	225,496
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1-Month LIBOR + 0.95%, 2.18% (A), 10/15/2018 (B) (C)	691,000	691,105
Tricolor Auto Securitization Trust
Series 2017-1, Class A,
5.09%, 05/15/2020 (B) (C)	566,431	565,836
Tricon American Homes Trust
Series 2015-SFR1, Class A,
1-Month LIBOR + 1.25%, 2.57% (A), 05/17/2032 (B)	137,660	138,560
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	381,000	378,831
U.S. Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47% (A), 07/27/2036 (B)	317,347	317,599
USAA Auto Owner Trust
Series 2015-1, Class A4,
1.54%, 11/16/2020	100,000	99,963
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	100,000	99,533
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (B) (C)	955,000	955,000
VML LLC
Series 2014-NPL1, Class A1,
3.88% (A), 04/27/2054 (B)	8,750	8,740
VOLT LIV LLC
Series 2017-NPL1, Class A1,
3.50% (A), 02/25/2047 (B)	459,098	461,920
VOLT LIX LLC
Series 2017-NPL6, Class A1,
3.25% (A), 05/25/2047 (B)	363,606	364,599
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (A), 03/25/2047 (B)	367,285	369,995
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (A), 03/25/2047 (B)	763,556	769,412
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (A), 04/25/2047 (B)	674,757	678,436

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT LX LLC
Series 2017-NPL7, Class A1,
3.25% (A), 04/25/2059 (B)	$ 560,891	$ 563,044
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (A), 06/25/2047 (B)	703,728	705,530
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (A), 04/25/2055 (B)	52,057	52,076
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (A), 11/27/2045 (B)	190,366	191,014
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (A), 02/25/2055 (B)	119,102	119,487
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (A), 02/25/2055 (B)	214,713	215,923
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (A), 06/26/2045 (B)	830,616	832,133
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	403,789	404,873
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	250,000	253,303
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (B)	195,113	195,134
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	170,000	172,813
Series 2016-3A, Class C,
2.46%, 01/18/2022 (B)	863,000	860,679
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	247,000	248,107
World Omni Auto Receivables Trust
Series 2013-B, Class A4,
1.32%, 01/15/2020	43,928	43,924
Series 2015-A, Class A3,
1.34%, 05/15/2020	58,944	58,901
Series 2015-B, Class A4,
1.84%, 01/17/2022	80,000	79,845
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	147,608

Total Asset-Backed Securities (Cost $83,001,798)		83,357,754

CORPORATE DEBT SECURITIES - 28.3%
Aerospace & Defense - 0.4%
Airbus Finance BV
2.70%, 04/17/2023 (B)	43,000	43,428
Airbus SE
3.15%, 04/10/2027 (B)	164,000	166,717
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	68,000	70,937
3.85%, 12/15/2025 (B)	200,000	207,452
6.38%, 06/01/2019 (B)	30,000	32,083
BAE Systems PLC
5.80%, 10/11/2041 (B)	92,000	112,004
Boeing Co.
7.95%, 08/15/2024	30,000	39,459
L3 Technologies, Inc.
3.85%, 12/15/2026	47,000	48,764
Lockheed Martin Corp.
3.10%, 01/15/2023	74,000	76,219
4.07%, 12/15/2042	57,000	57,942

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
4.09%, 09/15/2052 (B)	$ 225,000	$ 224,998
4.50%, 05/15/2036	300,000	327,960
Northrop Grumman Corp.
3.85%, 04/15/2045	38,000	36,993
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	56,398
Precision Castparts Corp.
3.25%, 06/15/2025	170,000	173,546
4.20%, 06/15/2035	170,000	178,427
Rockwell Collins, Inc.
3.20%, 03/15/2024	70,000	71,295
Textron, Inc.
3.65%, 03/15/2027	100,000	100,969
4.30%, 03/01/2024	150,000	159,099
United Technologies Corp.
3.10%, 06/01/2022	64,000	65,630
4.15%, 05/15/2045	163,000	167,830
4.50%, 06/01/2042	86,000	92,422

		2,510,572

Air Freight & Logistics - 0.0% (D)
FedEx Corp.
3.90%, 02/01/2035	96,000	97,309
4.10%, 04/15/2043	70,000	69,834

		167,143

Airlines - 0.3%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	44,153	46,941
American Airlines Pass-Through Trust
3.00%, 04/15/2030	421,000	417,843
3.60%, 04/15/2031	125,000	126,875
3.65%, 02/15/2029 - 12/15/2029	161,908	165,942
3.70%, 04/15/2027 (E)	282,000	282,197
4.95%, 07/15/2024	145,896	156,303
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	26,314	27,564
5.98%, 10/19/2023	36,832	40,515
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	67,944	71,001
5.30%, 10/15/2020	12,549	13,083
Southwest Airlines Co.
2.65%, 11/05/2020	310,000	314,143
2.75%, 11/06/2019	163,000	165,175
United Airlines Pass-Through Trust
3.45%, 01/07/2030	139,000	140,911

		1,968,493

Auto Components - 0.0% (D)
Lear Corp.
3.80%, 09/15/2027	56,000	55,787

Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	410,000	530,990
General Motors Co.
6.60%, 04/01/2036	640,000	760,261

		1,291,251

Banks - 4.4%
ABN AMRO Bank NV
2.10%, 01/18/2019 (B)	319,000	319,979
4.75%, 07/28/2025 (B)	200,000	212,338
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	200,000	202,210

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021, MTN (B)	$ 100,000	$ 108,094
Bank of America Corp.
2.50%, 10/21/2022, MTN	225,000	222,881
3.50%, 04/19/2026, MTN	142,000	144,368
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	700,000	711,043
3.88%, 08/01/2025, MTN	242,000	253,499
3.95%, 04/21/2025, MTN	368,000	378,718
4.00%, 04/01/2024 - 01/22/2025, MTN	765,000	799,521
4.13%, 01/22/2024, MTN	126,000	134,047
4.25%, 10/22/2026, MTN	284,000	297,116
5.00%, 05/13/2021, MTN	395,000	429,798
5.63%, 07/01/2020, MTN	170,000	185,154
5.65%, 05/01/2018, MTN	20,000	20,457
5.75%, 12/01/2017	65,000	65,447
6.88%, 04/25/2018, MTN	60,000	61,727
7.63%, 06/01/2019, MTN	50,000	54,565
Bank of Montreal
2.35%, 09/11/2022, MTN	150,000	148,493
Bank of Nova Scotia
1.45%, 04/25/2018	300,000	299,899
1.65%, 06/14/2019	160,000	159,567
1.85%, 04/14/2020 (F)	300,000	298,820
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.70%, 03/05/2018 (B)	200,000	200,043
2.35%, 09/08/2019 (B)	260,000	261,484
Barclays PLC
3.20%, 08/10/2021	278,000	282,270
3.25%, 01/12/2021	200,000	203,606
3.65%, 03/16/2025	200,000	200,419
5.25%, 08/17/2045	200,000	227,826
BB&T Corp.
5.25%, 11/01/2019	30,000	31,962
BNZ International Funding, Ltd.
2.10%, 09/14/2021 (B)	310,000	303,995
2.65%, 11/03/2022 (B)	250,000	248,900
BPCE SA
1.63%, 01/26/2018, MTN	350,000	349,918
4.63%, 07/11/2024 (B)	200,000	209,057
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	285,000	283,368
2.25%, 07/21/2020 (B)	234,000	235,107
Citigroup, Inc.
2.05%, 12/07/2018	350,000	350,505
2.35%, 08/02/2021	154,000	152,897
2.70%, 03/30/2021	108,000	109,204
2.75%, 04/25/2022	350,000	351,683
3.20%, 10/21/2026	162,000	159,441
3.40%, 05/01/2026	150,000	150,324
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	200,000	201,959
3.70%, 01/12/2026	400,000	410,108
3.88%, 03/26/2025	100,000	102,318
4.13%, 07/25/2028	48,000	49,389
4.30%, 11/20/2026	300,000	312,473
4.40%, 06/10/2025	263,000	276,873
4.75%, 05/18/2046	140,000	152,402
5.30%, 05/06/2044	34,000	39,768
5.50%, 09/13/2025	115,000	129,072
5.88%, 01/30/2042	45,000	57,348
8.13%, 07/15/2039	28,000	44,288
Citizens Bank NA
1.60%, 12/04/2017, MTN	250,000	249,952

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citizens Financial Group, Inc.
2.38%, 07/28/2021	$ 39,000	$ 38,753
4.30%, 12/03/2025	58,000	60,714
Fixed until 06/29/2018, 5.16% (A), 06/29/2023	200,000	203,990
Comerica, Inc.
3.80%, 07/22/2026	26,000	26,335
Commonwealth Bank of Australia
4.50%, 12/09/2025 (B) (F)	200,000	209,250
Cooperatieve Rabobank UA
4.38%, 08/04/2025	250,000	262,524
Credit Agricole SA
4.13%, 01/10/2027 (B)	250,000	261,300
Danske Bank A/S
2.00%, 09/08/2021 (B)	200,000	196,960
2.70%, 03/02/2022 (B)	200,000	201,095
Discover Bank
2.60%, 11/13/2018	100,000	100,651
4.20%, 08/08/2023	250,000	265,281
Fifth Third Bank
2.15%, 08/20/2018, MTN	350,000	351,631
2.88%, 10/01/2021	204,000	207,619
HSBC Bank PLC
4.75%, 01/19/2021 (B)	625,000	672,426
HSBC Holdings PLC
2.65%, 01/05/2022	573,000	575,106
3.60%, 05/25/2023	229,000	238,308
4.00%, 03/30/2022	107,000	113,101
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	450,000	469,835
4.38%, 11/23/2026	200,000	208,494
4.88%, 01/14/2022	160,000	174,794
6.10%, 01/14/2042	150,000	199,929
Huntington Bancshares, Inc.
2.30%, 01/14/2022	227,000	224,828
3.15%, 03/14/2021	100,000	102,529
Huntington National Bank
2.00%, 06/30/2018	250,000	250,593
2.20%, 11/06/2018	250,000	250,795
Industrial & Commercial Bank of China, Ltd.
2.35%, 11/13/2017, MTN	250,000	250,128
2.45%, 10/20/2021	250,000	246,712
ING Bank NV
5.80%, 09/25/2023 (B)	200,000	228,349
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (B)	200,000	200,808
KeyBank NA
2.35%, 03/08/2019	250,000	252,041
Lloyds Banking Group PLC
3.75%, 01/11/2027	254,000	258,429
4.58%, 12/10/2025	200,000	210,153
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (B)	305,000	305,041
2.40%, 01/21/2020 (B)	150,000	150,337
2.60%, 06/24/2019 (B)	187,000	188,459
Mitsubishi UFJ Trust & Banking Corp.
1.60%, 10/16/2017 (B)	207,000	207,014
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (F)	242,000	242,240
3.60%, 09/25/2024 (B)	300,000	311,294
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	65,000	65,120
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	95,537
4.38%, 08/11/2020	92,000	97,859
5.13%, 02/08/2020	65,000	69,557
6.70%, 06/10/2019	25,000	26,970

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Regions Bank
2.25%, 09/14/2018	$ 290,000	$ 291,227
Regions Financial Corp.
3.20%, 02/08/2021	107,000	109,346
Royal Bank of Canada
2.00%, 10/01/2018	84,000	84,262
2.20%, 07/27/2018, MTN	151,000	151,778
4.65%, 01/27/2026, MTN	225,000	240,905
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	200,000	204,657
Santander Holdings USA, Inc.
2.70%, 05/24/2019	250,000	251,972
Santander UK Group Holdings PLC
3.13%, 01/08/2021	150,000	152,643
4.75%, 09/15/2025 (B)	200,000	208,920
Societe Generale SA
4.25%, 04/14/2025 (B)	200,000	204,975
Stadshypotek AB
1.88%, 10/02/2019 (B)	250,000	249,147
Standard Chartered PLC
3.05%, 01/15/2021 (B)	200,000	203,056
5.20%, 01/26/2024 (B)	200,000	215,258
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	119,000	118,406
2.63%, 07/14/2026	107,000	101,629
2.78%, 07/12/2022	200,000	200,775
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	335,000	334,475
SunTrust Banks, Inc.
2.70%, 01/27/2022	76,000	76,607
2.90%, 03/03/2021	59,000	60,015
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (A), 09/15/2031	110,000	109,531
US Bancorp
2.38%, 07/22/2026, MTN	100,000	95,038
US Bank NA
2.80%, 01/27/2025	250,000	248,400
Wells Fargo & Co.
3.00%, 02/19/2025, MTN	213,000	211,498
3.30%, 09/09/2024, MTN	700,000	711,527
3.50%, 03/08/2022, MTN	150,000	155,795
4.10%, 06/03/2026, MTN	258,000	268,196
4.65%, 11/04/2044, MTN	184,000	196,870
4.75%, 12/07/2046, MTN	143,000	156,995
4.90%, 11/17/2045, MTN	112,000	124,930
Wells Fargo Bank NA
2.15%, 12/06/2019, MTN	390,000	392,058
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	304,000	303,635
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	180,000	184,934

		27,738,049

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,046,000	1,084,466
3.65%, 02/01/2026	79,000	81,726
3.70%, 02/01/2024	81,000	85,034
4.70%, 02/01/2036	1,027,000	1,132,301
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	80,762
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	158,440

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
4.25%, 05/01/2023	$ 50,000	$ 53,595
Diageo Capital PLC
4.83%, 07/15/2020	25,000	26,929
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	125,360
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (B)	50,000	50,258
Molson Coors Brewing Co.
1.45%, 07/15/2019	155,000	153,314
3.00%, 07/15/2026	105,000	102,117
PepsiCo, Inc.
1.25%, 04/30/2018	140,000	139,888
3.10%, 07/17/2022	20,000	20,761
3.45%, 10/06/2046	150,000	142,320
4.60%, 07/17/2045	78,000	88,168
4.88%, 11/01/2040	33,000	38,525

		3,563,964

Biotechnology - 0.6%
AbbVie, Inc.
2.85%, 05/14/2023	187,000	188,456
3.60%, 05/14/2025	189,000	195,951
4.30%, 05/14/2036	180,000	188,974
4.50%, 05/14/2035	761,000	818,916
Amgen, Inc.
3.63%, 05/15/2022 - 05/22/2024	294,000	306,766
4.40%, 05/01/2045	150,000	158,803
4.66%, 06/15/2051	301,000	330,141
4.95%, 10/01/2041	100,000	111,046
5.70%, 02/01/2019	50,000	52,520
Biogen, Inc.
5.20%, 09/15/2045	67,000	77,428
Celgene Corp.
3.63%, 05/15/2024	164,000	170,853
5.70%, 10/15/2040	114,000	135,241
Gilead Sciences, Inc.
1.95%, 03/01/2022	225,000	221,751
2.50%, 09/01/2023	45,000	44,546
3.50%, 02/01/2025	65,000	67,691
3.65%, 03/01/2026	72,000	75,122
3.70%, 04/01/2024	374,000	394,994
4.00%, 09/01/2036	49,000	50,473
4.60%, 09/01/2035	65,000	71,764

		3,661,436

Building Products - 0.1%
Johnson Controls International PLC
1.40%, 11/02/2017	104,000	103,886
3.75%, 12/01/2021	66,000	68,806
4.95% (G), 07/02/2064	120,000	128,182
5.13%, 09/14/2045	46,000	52,459
5.25%, 12/01/2041	100,000	113,456

		466,789

Capital Markets - 2.0%
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	200,000	195,699
2.60%, 08/17/2020, MTN	194,000	196,877
3.25%, 09/11/2024, MTN	150,000	153,362
3.55%, 09/23/2021	90,000	94,130
3.65%, 02/04/2024, MTN	167,000	174,824
4.60%, 01/15/2020, MTN	30,000	31,735
BlackRock, Inc.
3.38%, 06/01/2022	65,000	68,173

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Charles Schwab Corp.
3.23%, 09/01/2022	$ 20,000	$ 20,508
CME Group, Inc.
5.30%, 09/15/2043	32,000	40,281
Credit Suisse AG
2.30%, 05/28/2019, MTN	250,000	251,631
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023	250,000	258,788
4.88%, 05/15/2045	250,000	279,392
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	122,000	123,388
Deutsche Bank AG
3.70%, 05/30/2024	267,000	270,852
4.25%, 10/14/2021	200,000	209,511
E*TRADE Financial Corp.
3.80%, 08/24/2027	43,000	43,514
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	881,000	873,464
2.60%, 04/23/2020	281,000	283,533
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	31,000	31,022
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	160,000	160,127
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	403,000	403,525
3.50%, 01/23/2025 - 11/16/2026	417,000	419,610
3.63%, 01/22/2023	275,000	284,930
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	488,000	491,798
3.75%, 05/22/2025	745,000	765,962
3.85%, 01/26/2027	290,000	296,283
4.25%, 10/21/2025	100,000	104,254
5.15%, 05/22/2045	48,000	54,949
5.75%, 01/24/2022	120,000	134,496
5.95%, 01/18/2018	195,000	197,472
6.00%, 06/15/2020, MTN	188,000	206,346
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	88,000	94,425
Invesco Finance PLC
3.75%, 01/15/2026	94,000	97,910
4.00%, 01/30/2024	71,000	75,355
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	100,000	108,024
6.25%, 01/14/2021 (B)	175,000	195,420
Morgan Stanley
2.20%, 12/07/2018, MTN	20,000	20,081
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	356,000	357,326
3.63%, 01/20/2027	200,000	202,717
3.70%, 10/23/2024, MTN	444,000	459,972
3.75%, 02/25/2023, MTN	789,000	823,872
4.00%, 07/23/2025, MTN	664,000	700,032
4.10%, 05/22/2023, MTN	150,000	156,844
4.30%, 01/27/2045	92,000	96,441
4.35%, 09/08/2026, MTN	200,000	209,382
5.00%, 11/24/2025	269,000	294,817
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	367,321
5.75%, 01/25/2021	100,000	110,417
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	71,000	71,026
State Street Corp.
3.10%, 05/15/2023	48,000	48,837
3.55%, 08/18/2025	88,000	91,842
3.70%, 11/20/2023	231,000	246,579

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Thomson Reuters Corp.
4.50%, 05/23/2043	$ 59,000	$ 59,136
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (B)	480,000	491,449
4.13%, 04/15/2026 (B)	200,000	209,903

		12,709,564

Chemicals - 0.4%
Agrium, Inc.
3.38%, 03/15/2025	108,000	108,658
4.13%, 03/15/2035	511,000	519,153
5.25%, 01/15/2045	152,000	174,183
Air Liquide Finance SA
2.25%, 09/27/2023 (B) (F)	200,000	192,886
CF Industries, Inc.
7.13%, 05/01/2020	250,000	277,500
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (B)	181,000	184,388
Dow Chemical Co.
3.00%, 11/15/2022	130,000	132,401
4.13%, 11/15/2021	50,000	52,976
5.25%, 11/15/2041	45,000	50,732
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	18,000	20,332
Monsanto Co.
4.70%, 07/15/2064	97,000	98,090
Mosaic Co.
4.88%, 11/15/2041	8,000	7,535
5.45%, 11/15/2033	91,000	94,054
5.63%, 11/15/2043	222,000	226,621
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	220,000	215,069
Praxair, Inc.
2.65%, 02/05/2025	59,000	57,897
Sherwin-Williams Co.
3.13%, 06/01/2024	70,000	70,352
3.45%, 06/01/2027	58,000	58,403
Union Carbide Corp.
7.50%, 06/01/2025	175,000	212,122

		2,753,352

Commercial Services & Supplies - 0.1%
Brambles USA, Inc.
4.13%, 10/23/2025 (B)	100,000	104,103
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	36,000	38,427
5.25%, 10/01/2020 (B)	48,000	51,909
5.63%, 03/15/2042 (B)	59,000	68,228
6.70%, 06/01/2034 (B)	152,000	189,579
Republic Services, Inc.
2.90%, 07/01/2026	49,000	47,998
3.55%, 06/01/2022	54,000	56,298
Waste Management, Inc.
3.13%, 03/01/2025	77,000	77,878

		634,420

Communications Equipment - 0.2%
Cisco Systems, Inc.
3.00%, 06/15/2022	111,000	114,731
3.63%, 03/04/2024	450,000	477,672
5.90%, 02/15/2039	70,000	92,197

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Harris Corp.
3.83%, 04/27/2025	$ 200,000	$ 207,441
4.85%, 04/27/2035	70,000	77,119

		969,160

Construction & Engineering - 0.0% (D)
ABB Finance USA, Inc.
2.88%, 05/08/2022	29,000	29,570
4.38%, 05/08/2042	17,000	18,229
Fluor Corp.
3.38%, 09/15/2021	190,000	196,426

		244,225

Construction Materials - 0.0% (D)
CRH America Finance, Inc.
3.40%, 05/09/2027 (B)	200,000	200,909

Consumer Finance - 1.4%
American Express Co.
3.63%, 12/05/2024	104,000	107,357
7.00%, 03/19/2018	50,000	51,246
American Express Credit Corp.
1.88%, 11/05/2018, MTN	111,000	111,108
2.25%, 05/05/2021, MTN	152,000	151,778
2.38%, 05/26/2020, MTN	290,000	292,976
2.70%, 03/03/2022, MTN	95,000	96,130
American Honda Finance Corp.
1.55%, 12/11/2017, MTN	144,000	144,051
2.25%, 08/15/2019, MTN	317,000	319,515
2.30%, 09/09/2026, MTN	34,000	32,162
BMW US Capital LLC
2.25%, 09/15/2023 (B)	180,000	175,681
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	304,450
Capital One Financial Corp.
3.75%, 04/24/2024 - 07/28/2026	681,000	683,775
4.20%, 10/29/2025	315,000	323,695
Capital One NA
2.35%, 08/17/2018	250,000	250,951
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	155,000	153,731
1.75%, 10/30/2019 (B)	150,000	148,744
2.38%, 08/01/2018 (B)	151,000	151,825
Ford Motor Credit Co. LLC
3.16%, 08/04/2020	350,000	357,137
3.34%, 03/18/2021 - 03/28/2022	850,000	866,695
3.81%, 01/09/2024	200,000	203,972
4.13%, 08/04/2025	200,000	205,451
General Motors Financial Co., Inc.
2.40%, 05/09/2019	165,000	165,725
3.15%, 01/15/2020	130,000	132,272
3.45%, 01/14/2022 - 04/10/2022	425,000	432,577
3.70%, 05/09/2023	184,000	187,511
3.95%, 04/13/2024	310,000	317,503
4.00%, 01/15/2025 - 10/06/2026	295,000	296,436
4.30%, 07/13/2025	100,000	103,249
4.35%, 01/17/2027	175,000	179,830
Hyundai Capital America
2.40%, 10/30/2018 (B)	129,000	129,468
3.00%, 03/18/2021 (B)	200,000	200,567
John Deere Capital Corp.
2.45%, 09/11/2020, MTN	40,000	40,456
2.80%, 01/27/2023	73,000	74,321
2.80%, 09/08/2027, MTN	200,000	196,630
3.15%, 10/15/2021, MTN	33,000	34,100

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (B)	$ 97,000	$ 97,154
1.90%, 09/14/2021 (B)	78,000	76,428
2.55%, 03/08/2021 (B)	150,000	150,916
Synchrony Financial
3.70%, 08/04/2026	329,000	322,219
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN	100,000	99,983
1.55%, 10/18/2019, MTN	190,000	188,976
2.13%, 07/18/2019, MTN	225,000	226,572

		8,785,323

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	143,000	138,917
7.30%, 11/15/2039	120,000	165,600
8.70%, 06/15/2038	50,000	74,658

		379,175

Diversified Consumer Services - 0.1%
Nationwide Building Society
4.00%, 09/14/2026 (B)	250,000	248,751
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	204,863

		453,614

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	157,000	160,763
3.65%, 07/21/2027	224,000	222,277
AIG Global Funding
1.65%, 12/15/2017 (B)	97,000	97,049
Arch Capital Finance LLC
4.01%, 12/15/2026	77,000	79,851
5.03%, 12/15/2046	88,000	98,039
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (B)	44,000	45,186
5.88%, 03/15/2021 (B)	170,000	189,150
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	200,000	198,245
Brookfield Finance, Inc.
4.70%, 09/20/2047	56,000	56,403
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 3.30% (A), 07/15/2019 (H) (I)	28,737	28,450
CDP Financial, Inc.
4.40%, 11/25/2019 (B)	250,000	263,204
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	240,000	243,789
Conoco Funding Co.
7.25%, 10/15/2031	25,000	33,734
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,231,000	1,338,587
Jefferies Group LLC
4.85%, 01/15/2027	49,000	51,432
6.45%, 06/08/2027	75,000	86,841
6.88%, 04/15/2021	180,000	203,413
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	200,000	198,306
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	57,000	57,536

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ORIX Corp.
2.90%, 07/18/2022	$ 101,000	$ 101,383
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	160,747
Protective Life Global Funding
2.00%, 09/14/2021 (B)	200,000	194,902
2.70%, 11/25/2020 (B)	250,000	252,212
Voya Financial, Inc.
3.65%, 06/15/2026	95,000	95,226

		4,456,725

Diversified Telecommunication Services - 1.5%
AT&T, Inc.
3.00%, 06/30/2022	274,000	276,668
3.40%, 05/15/2025	359,000	354,118
3.60%, 02/17/2023	488,000	502,096
3.95%, 01/15/2025	213,000	218,776
4.30%, 12/15/2042	148,000	137,941
4.35%, 06/15/2045	49,000	44,973
4.45%, 04/01/2024	161,000	170,827
4.50%, 05/15/2035	525,000	518,326
4.55%, 03/09/2049	336,000	309,884
4.60%, 02/15/2021	125,000	132,787
4.75%, 05/15/2046	67,000	64,433
4.90%, 08/14/2037	374,000	377,982
5.25%, 03/01/2037	100,000	105,238
5.35%, 09/01/2040	203,000	213,334
5.50%, 02/01/2018	52,000	52,660
5.80%, 02/15/2019	53,000	55,757
6.15%, 09/15/2034	134,000	153,731
6.30%, 01/15/2038	50,000	58,828
6.38%, 03/01/2041	100,000	117,088
6.50%, 09/01/2037	200,000	238,518
BellSouth LLC
6.55%, 06/15/2034	350,000	412,473
British Telecommunications PLC
9.13%, 12/15/2030	150,000	227,012
Centel Capital Corp.
9.00%, 10/15/2019	40,000	44,489
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	150,817
3.60%, 01/19/2027 (B)	150,000	151,760
8.75%, 06/15/2030	75,000	110,149
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	39,000	38,942
3.48%, 06/15/2050 (B)	41,000	40,866
Qwest Corp.
6.75%, 12/01/2021	148,000	161,614
Telefonica Emisiones SAU
4.57%, 04/27/2023	150,000	163,868
5.21%, 03/08/2047	150,000	165,080
Verizon Communications, Inc.
3.45%, 03/15/2021	114,000	118,516
4.27%, 01/15/2036	330,000	324,193
4.40%, 11/01/2034	968,000	968,618
4.50%, 08/10/2033	374,000	383,197
4.52%, 09/15/2048	153,000	148,130
4.67%, 03/15/2055	494,000	470,583
4.81%, 03/15/2039	983,000	1,014,758
4.86%, 08/21/2046	248,000	251,389
5.01%, 08/21/2054	33,000	33,096
5.25%, 03/16/2037	183,000	200,684

		9,684,199

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.4%
AEP Transmission Co. LLC
4.00%, 12/01/2046	$ 93,000	$ 95,827
Alabama Power Co.
3.75%, 03/01/2045	118,000	118,319
5.60%, 03/15/2033	100,000	118,343
6.13%, 05/15/2038	11,000	14,044
Appalachian Power Co.
6.70%, 08/15/2037	50,000	67,760
Arizona Public Service Co.
4.50%, 04/01/2042	28,000	30,754
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	95,823
3.50%, 08/15/2046	94,000	90,028
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	50,222
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	79,701
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	22,810
6.00%, 12/01/2028 - 01/15/2038	148,000	186,872
Duke Energy Corp.
2.65%, 09/01/2026	149,000	142,491
3.95%, 08/15/2047	160,000	158,606
Duke Energy Indiana LLC
3.75%, 05/15/2046	100,000	99,634
6.35%, 08/15/2038	80,000	108,330
Duke Energy Progress LLC
3.70%, 10/15/2046	124,000	122,750
4.10%, 05/15/2042 - 03/15/2043	107,000	112,156
4.15%, 12/01/2044	65,000	69,330
Edison International
2.95%, 03/15/2023	100,000	101,268
Electricite de France SA
2.15%, 01/22/2019 (B)	80,000	80,312
2.35%, 10/13/2020 (B)	80,000	80,465
6.00%, 01/22/2114 (B)	150,000	167,168
Enel Finance International NV
3.63%, 05/25/2027 (B)	220,000	220,447
Entergy Arkansas, Inc.
3.50%, 04/01/2026	57,000	58,831
Entergy Corp.
2.95%, 09/01/2026	78,000	75,431
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	112,167
3.05%, 06/01/2031	94,000	90,914
Entergy Mississippi, Inc.
2.85%, 06/01/2028	83,000	80,095
Exelon Corp.
3.40%, 04/15/2026	63,000	63,350
3.50%, 06/01/2022	130,000	133,912
FirstEnergy Corp.
3.90%, 07/15/2027	54,000	54,839
4.85%, 07/15/2047	53,000	55,621
Florida Power & Light Co.
4.95%, 06/01/2035	60,000	69,793
5.95%, 02/01/2038	50,000	65,913
Fortis, Inc.
3.06%, 10/04/2026	500,000	482,548
Georgia Power Co.
3.25%, 04/01/2026	65,000	65,283
Hydro-Quebec
9.40%, 02/01/2021	250,000	302,218
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	127,902
7.00%, 03/15/2019	30,000	32,121

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Jersey Central Power & Light Co.
6.15%, 06/01/2037	$ 70,000	$ 82,784
7.35%, 02/01/2019	15,000	15,983
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	63,643	69,827
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	72,128
5.30%, 10/01/2041	100,000	117,088
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	105,000	106,656
Nevada Power Co.
5.38%, 09/15/2040	92,000	108,694
5.45%, 05/15/2041	50,000	60,489
6.50%, 08/01/2018	50,000	51,972
7.13%, 03/15/2019	140,000	150,356
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	95,000	95,920
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/2018	85,000	84,963
2.40%, 09/15/2019	53,000	53,343
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (B)	141,000	145,462
4.88%, 08/15/2019 (B)	40,000	41,990
Northern States Power Co.
6.25%, 06/01/2036	40,000	52,817
Ohio Power Co.
5.38%, 10/01/2021	50,000	55,642
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	67,961
7.00%, 09/01/2022	50,000	59,908
Pacific Gas & Electric Co.
3.50%, 06/15/2025	94,000	97,016
4.00%, 12/01/2046	102,000	106,907
4.45%, 04/15/2042	17,000	18,752
4.50%, 12/15/2041	96,000	104,316
6.05%, 03/01/2034	250,000	325,582
PacifiCorp
2.95%, 02/01/2022 - 06/01/2023	300,000	307,658
3.60%, 04/01/2024	105,000	109,916
5.65%, 07/15/2018	25,000	25,818
Pennsylvania Electric Co.
3.25%, 03/15/2028 (B)	38,000	37,519
PPL Capital Funding, Inc.
3.40%, 06/01/2023	70,000	72,072
4.00%, 09/15/2047	127,000	126,224
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	55,029
South Carolina Electric & Gas Co.
6.05%, 01/15/2038	70,000	88,981
Southern California Edison Co.
1.85%, 02/01/2022	45,000	44,528
3.90%, 12/01/2041	30,000	30,519
5.55%, 01/15/2036	70,000	85,340
6.05%, 03/15/2039	60,000	80,169
Southern Power Co.
4.15%, 12/01/2025	91,000	95,737
5.15%, 09/15/2041	130,000	141,418
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	110,620
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (B)	200,000	199,540
Toledo Edison Co.
6.15%, 05/15/2037	200,000	245,835
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	62,190

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Virginia Electric & Power Co.
2.95%, 01/15/2022	$ 27,000	$ 27,541
3.45%, 02/15/2024	21,000	21,797
4.45%, 02/15/2044	28,000	30,715
8.88%, 11/15/2038	90,000	151,113
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,045
3.10%, 06/01/2025	82,000	82,958
Xcel Energy, Inc.
4.80%, 09/15/2041	9,000	9,908
6.50%, 07/01/2036	190,000	253,038

		8,949,182

Electrical Equipment - 0.1%
Eaton Corp.
4.00%, 11/02/2032	21,000	21,740
5.80%, 03/15/2037	100,000	116,799
7.63%, 04/01/2024	75,000	89,485
Siemens Financieringsmaatschappij NV
1.45%, 05/25/2018 (B)	240,000	239,907
3.30%, 09/15/2046 (B)	300,000	275,597

		743,528

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	39,177
3.25%, 09/08/2024	66,000	65,258
3.88%, 01/12/2028	155,000	154,669
4.50%, 03/01/2023	30,000	32,027

		291,131

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	100,000	115,653
Boardwalk Pipelines, LP
4.45%, 07/15/2027	59,000	60,073
4.95%, 12/15/2024	230,000	244,783
5.95%, 06/01/2026	42,000	46,982
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	150,000	154,503
Halliburton Co.
3.50%, 08/01/2023	157,000	161,874
4.85%, 11/15/2035	50,000	54,205
7.45%, 09/15/2039	100,000	140,737
7.60%, 08/15/2096 (B)	50,000	64,747
National Oilwell Varco, Inc.
1.35%, 12/01/2017	26,000	25,972
Noble Holding International, Ltd.
5.75%, 03/16/2018	42,000	42,315
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	220,000	228,887
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	41,000	42,417
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	81,000	79,749

		1,462,897

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.
3.38%, 10/15/2026	100,000	98,847
3.50%, 01/31/2023	141,000	145,857
5.00%, 02/15/2024	86,000	94,881
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	330,000	330,804
3.50%, 11/15/2024, MTN	50,000	51,581

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Boston Properties, LP
2.75%, 10/01/2026	$ 78,000	$ 73,584
3.65%, 02/01/2026	74,000	75,451
3.80%, 02/01/2024	100,000	104,574
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	200,000	200,134
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	48,060
4.88%, 04/15/2022	284,000	308,440
5.25%, 01/15/2023	70,000	77,490
DDR Corp.
3.63%, 02/01/2025	230,000	223,599
Digital Realty Trust, LP
3.70%, 08/15/2027	77,000	77,723
Duke Realty, LP
3.25%, 06/30/2026	43,000	42,523
EPR Properties
4.50%, 06/01/2027	137,000	138,712
Equity Commonwealth
5.88%, 09/15/2020	312,000	332,849
ERP Operating, LP
2.85%, 11/01/2026	138,000	134,247
3.00%, 04/15/2023	50,000	50,955
4.63%, 12/15/2021	46,000	49,782
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	174,000	171,124
Goodman US Finance Three LLC
3.70%, 03/15/2028 (B)	108,000	107,644
4.50%, 10/15/2037 (B)	93,000	94,160
Government Properties Income Trust
4.00%, 07/15/2022	196,000	197,672
HCP, Inc.
3.40%, 02/01/2025	95,000	94,670
3.88%, 08/15/2024	310,000	318,222
4.20%, 03/01/2024	30,000	31,403
Kimco Realty Corp.
2.70%, 03/01/2024	167,000	161,463
3.80%, 04/01/2027	160,000	161,596
Liberty Property, LP
3.25%, 10/01/2026	53,000	51,795
National Retail Properties, Inc.
3.60%, 12/15/2026	144,000	142,577
4.00%, 11/15/2025	204,000	209,163
Prologis, LP
3.75%, 11/01/2025	32,000	33,488
Realty Income Corp.
3.00%, 01/15/2027	85,000	80,955
3.25%, 10/15/2022	390,000	399,227
4.65%, 03/15/2047	75,000	77,989
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (B)	188,000	188,906
3.50%, 02/12/2025 (B)	300,000	301,782
Simon Property Group, LP
3.75%, 02/01/2024	200,000	209,100
UDR, Inc.
2.95%, 09/01/2026, MTN	72,000	69,120
Ventas Realty, LP
3.50%, 02/01/2025	54,000	54,211
3.75%, 05/01/2024	214,000	220,057
3.85%, 04/01/2027	98,000	99,739
4.13%, 01/15/2026	45,000	46,867
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	320,000	335,982

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Welltower, Inc.
3.75%, 03/15/2023	$ 80,000	$ 83,272
4.00%, 06/01/2025	204,000	212,674
4.25%, 04/01/2026	200,000	211,443
4.50%, 01/15/2024	73,000	78,380
Weyerhaeuser Co.
7.38%, 03/15/2032	100,000	138,725

		7,243,499

Food & Staples Retailing - 0.3%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	234,245
CVS Health Corp.
2.75%, 12/01/2022	100,000	100,230
2.88%, 06/01/2026	160,000	154,571
4.00%, 12/05/2023	223,000	236,455
5.30%, 12/05/2043	58,000	67,805
CVS Pass-Through Trust
5.93%, 01/10/2034 (B)	228,892	261,392
Kroger Co.
5.40%, 07/15/2040	12,000	12,708
6.90%, 04/15/2038	400,000	499,574
Sysco Corp.
3.75%, 10/01/2025	75,000	77,878
Walgreen Co.
4.40%, 09/15/2042	70,000	70,447
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	103,460
4.50%, 11/18/2034	185,000	192,843

		2,011,608

Food Products - 0.5%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	142,000	136,830
3.50%, 11/24/2020	61,000	62,787
3.75%, 09/25/2027	59,000	58,904
Cargill, Inc.
3.30%, 03/01/2022 (B)	70,000	72,201
Danone SA
2.59%, 11/02/2023 (B)	300,000	294,718
JM Smucker Co.
1.75%, 03/15/2018	280,000	280,271
Kraft Heinz Foods Co.
2.00%, 07/02/2018	300,000	300,616
3.50%, 06/06/2022	34,000	35,209
3.95%, 07/15/2025	245,000	252,341
5.00%, 06/04/2042	59,000	62,860
6.50%, 02/09/2040	75,000	93,931
6.88%, 01/26/2039	356,000	457,360
McCormick & Co., Inc.
3.15%, 08/15/2024	90,000	90,798
3.40%, 08/15/2027	132,000	132,539
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	70,000	76,983
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	45,000	46,521
Tyson Foods, Inc.
3.95%, 08/15/2024	146,000	153,584
4.88%, 08/15/2034	270,000	298,253

		2,906,706

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	78,603
4.15%, 01/15/2043	138,000	146,293
8.50%, 03/15/2019	35,000	38,295
Boston Gas Co.
4.49%, 02/15/2042 (B)	26,000	27,955

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	$ 100,000	$ 123,462
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	59,971
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	90,000	87,380
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	193,915
NiSource Finance Corp.
5.80%, 02/01/2042	118,000	141,089
6.25%, 12/15/2040	260,000	322,731
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	46,953
3.25%, 06/15/2026	39,000	38,326
3.50%, 09/15/2021	75,000	77,453
3.95%, 10/01/2046	59,000	56,331
4.40%, 06/01/2043	63,000	64,572
5.88%, 03/15/2041	146,000	176,824
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	107,122

		1,787,275

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
2.80%, 09/15/2020	130,000	131,715
2.90%, 11/30/2021	290,000	295,317
3.88%, 09/15/2025	129,000	133,323
Becton Dickinson and Co.
2.68%, 12/15/2019	29,000	29,348
3.73%, 12/15/2024	19,000	19,407
Covidien International Finance SA
2.95%, 06/15/2023	85,000	86,115
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	105,406
Medtronic, Inc.
3.13%, 03/15/2022	90,000	92,658
4.38%, 03/15/2035	255,000	280,703
Stryker Corp.
3.50%, 03/15/2026	38,000	39,018
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/2018	150,000	150,154

		1,363,164

Health Care Providers & Services - 0.5%
Aetna, Inc.
2.80%, 06/15/2023	75,000	75,461
4.50%, 05/15/2042	26,000	28,491
6.75%, 12/15/2037	50,000	69,405
Anthem, Inc.
2.30%, 07/15/2018	70,000	70,303
3.13%, 05/15/2022	62,000	63,315
3.30%, 01/15/2023	28,000	28,840
4.63%, 05/15/2042	50,000	54,171
4.65%, 01/15/2043 - 08/15/2044	184,000	200,105
Cardinal Health, Inc.
1.95%, 06/15/2018	110,000	110,161
3.75%, 09/15/2025 (F)	75,000	77,655
Express Scripts Holding Co.
3.00%, 07/15/2023	76,000	76,091
3.50%, 06/15/2024	150,000	152,200
4.50%, 02/25/2026	285,000	305,044
4.80%, 07/15/2046	93,000	98,202
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	249,000	254,853
Magellan Health, Inc.
4.40%, 09/22/2024	333,000	331,848

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	$ 84,000	$ 80,588
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	39,351
Roche Holdings, Inc.
3.35%, 09/30/2024 (B)	300,000	310,976
Texas Health Resources
4.33%, 11/15/2055	250,000	260,770
UnitedHealth Group, Inc.
2.88%, 03/15/2023	50,000	50,984
4.63%, 07/15/2035	140,000	160,451
5.80%, 03/15/2036	100,000	126,050
6.63%, 11/15/2037	80,000	111,131

		3,136,446

Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants, Inc.
3.85%, 05/01/2027	82,000	83,388
McDonald’s Corp.
4.70%, 12/09/2035, MTN	105,000	115,753
6.30%, 10/15/2037, MTN	63,000	81,764
Starbucks Corp.
4.30%, 06/15/2045	109,000	118,511

		399,416

Household Durables - 0.0% (D)
Newell Brands, Inc.
2.60%, 03/29/2019	32,000	32,256

Household Products - 0.0% (D)
Kimberly-Clark Corp.
2.40%, 03/01/2022	20,000	20,115
7.50%, 11/01/2018	15,000	15,924
Procter & Gamble Co.
2.85%, 08/11/2027	200,000	199,197

		235,236

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
3.40%, 03/15/2022	46,000	47,116
4.25%, 06/15/2022	140,000	149,690
6.25%, 10/01/2039	150,000	165,198

		362,004

Industrial Conglomerates - 0.0% (D)
Roper Technologies, Inc.
3.00%, 12/15/2020	42,000	42,851
3.80%, 12/15/2026	54,000	55,585

		98,436

Insurance - 1.1%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	200,000	266,723
Allstate Corp.
3.15%, 06/15/2023	41,000	41,994
5.35%, 06/01/2033	50,000	57,079
American International Group, Inc.
3.75%, 07/10/2025	81,000	83,649
3.88%, 01/15/2035	211,000	206,620
4.13%, 02/15/2024	71,000	75,398
4.70%, 07/10/2035	100,000	107,349
Aon Corp.
6.25%, 09/30/2040	18,000	23,072

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Aon PLC
3.50%, 06/14/2024	$ 100,000	$ 102,823
3.88%, 12/15/2025	143,000	150,499
Athene Global Funding
2.75%, 04/20/2020 (B)	246,000	247,952
4.00%, 01/25/2022 (B)	191,000	198,850
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	90,421
4.40%, 05/15/2042	221,000	242,625
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	50,000	51,261
CNA Financial Corp.
3.45%, 08/15/2027	150,000	148,375
3.95%, 05/15/2024	26,000	27,100
4.50%, 03/01/2026	19,000	20,301
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026, 4.00% (A), 07/24/2026 (B) (J)	207,000	204,930
Great-West Lifeco Finance Delaware, LP
4.15%, 06/03/2047 (B)	200,000	205,474
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	42,000	44,891
Jackson National Life Global Funding
3.05%, 04/29/2026 (B) (F)	245,000	240,869
3.25%, 01/30/2024 (B)	58,000	58,842
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (B)	47,000	51,323
6.50%, 03/15/2035 (B)	230,000	285,708
Lincoln National Corp.
4.00%, 09/01/2023	150,000	157,957
6.15%, 04/07/2036	8,000	9,677
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	270,000	272,701
Marsh & McLennan Cos., Inc.
2.75%, 01/30/2022	24,000	24,233
3.30%, 03/14/2023	17,000	17,583
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	26,000	30,633
7.63%, 11/15/2023 (B)	250,000	303,856
MassMutual Global Funding II
2.50%, 10/17/2022 (B)	100,000	100,143
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	346,071
3.88%, 04/11/2022 (B)	200,000	212,428
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	245,000	406,463
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	260,000	427,029
Principal Life Global Funding II
2.38%, 11/21/2021 (B)	300,000	298,084
Prudential Financial, Inc.
5.75%, 07/15/2033, MTN	100,000	120,272
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	450,000	590,072
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	100,000	100,460
3.05%, 01/20/2021 (B)	101,000	102,568
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	100,000	103,350
4.90%, 09/15/2044 (B)	100,000	112,938

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Travelers Cos., Inc.
5.80%, 05/15/2018	$ 50,000	$ 51,312

		7,021,958

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
3.80%, 12/05/2024	197,000	210,545
3.88%, 08/22/2037 (B)	230,000	234,066
4.25%, 08/22/2057 (B)	300,000	307,819
4.80%, 12/05/2034	157,000	177,836
Priceline Group, Inc.
2.75%, 03/15/2023	143,000	142,854

		1,073,120

Internet Software & Services - 0.1%
Alibaba Group Holding, Ltd.
1.63%, 11/28/2017	205,000	204,940
eBay, Inc.
3.45%, 08/01/2024 (F)	139,000	140,906

		345,846

IT Services - 0.1%
DXC Technology Co.
4.25%, 04/15/2024	86,000	90,482
Western Union Co.
3.60%, 03/15/2022	200,000	203,053

		293,535

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	100,000	100,444
2.95%, 09/19/2026	77,000	75,361
3.00%, 04/15/2023	57,000	57,942
3.15%, 01/15/2023	57,000	58,012
4.15%, 02/01/2024	34,000	36,289

		328,048

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	118,000	116,504
2.25%, 12/01/2019, MTN	219,000	220,583
2.85%, 06/01/2022, MTN	46,000	47,066
3.25%, 12/01/2024, MTN	130,000	133,378
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	35,356
Deere & Co.
2.60%, 06/08/2022	74,000	74,833
3.90%, 06/09/2042	32,000	32,888
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	104,750
4.88%, 09/15/2041 (F)	280,000	326,840
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	29,677
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	81,000	87,271
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	80,713
Parker-Hannifin Corp.
4.10%, 03/01/2047 (B)	58,000	59,399
4.45%, 11/21/2044, MTN	85,000	91,022
Xylem, Inc.
3.25%, 11/01/2026	33,000	32,954
4.38%, 11/01/2046	48,000	50,120

		1,523,354

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.1%
21st Century Fox America, Inc.
6.15%, 02/15/2041	$ 150,000	$ 187,492
6.40%, 12/15/2035	120,000	152,329
6.55%, 03/15/2033	100,000	126,689
6.65%, 11/15/2037	50,000	65,757
7.30%, 04/30/2028	50,000	64,080
8.88%, 04/26/2023	80,000	102,876
9.50%, 07/15/2024	70,000	94,599
CBS Corp.
3.70%, 08/15/2024	287,000	294,738
4.00%, 01/15/2026	83,000	85,760
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	517,000	552,681
6.38%, 10/23/2035	92,000	107,605
6.83%, 10/23/2055	125,000	151,736
Comcast Corp.
3.20%, 07/15/2036	200,000	187,723
4.20%, 08/15/2034	267,000	283,837
4.25%, 01/15/2033	173,000	186,030
6.45%, 03/15/2037	50,000	66,849
6.50%, 11/15/2035	486,000	648,920
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	55,000	55,481
4.80%, 02/01/2035 (B)	350,000	346,556
Discovery Communications LLC
4.38%, 06/15/2021	80,000	84,484
6.35%, 06/01/2040	200,000	231,801
Historic TW, Inc.
9.15%, 02/01/2023	500,000	644,639
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	53,808
6.40%, 04/30/2040	170,000	229,220
SES SA
3.60%, 04/04/2023 (B)	100,000	101,140
Time Warner Cable LLC
5.50%, 09/01/2041	190,000	197,282
6.75%, 07/01/2018	60,000	62,172
7.30%, 07/01/2038	100,000	125,520
8.75%, 02/14/2019	50,000	54,312
Time Warner Cos., Inc.
7.57%, 02/01/2024	40,000	49,741
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	225,000	305,836
Time Warner, Inc.
3.55%, 06/01/2024	550,000	559,502
3.60%, 07/15/2025	135,000	135,482
Viacom, Inc.
3.88%, 04/01/2024	205,000	205,270
4.38%, 03/15/2043	93,000	80,118
4.85%, 12/15/2034	32,000	30,155
6.88%, 04/30/2036	150,000	166,637

		7,078,857

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	200,000	197,666
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	49,484

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
BHP Billiton Finance USA, Ltd.
5.00%, 09/30/2043	$ 50,000	$ 58,985
Nucor Corp.
4.00%, 08/01/2023	165,000	174,988
6.40%, 12/01/2037	210,000	272,257
Vale Canada, Ltd.
7.20%, 09/15/2032 (F)	220,000	237,600
Vale Overseas, Ltd.
6.25%, 08/10/2026	103,000	116,874

		1,107,854

Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	82,759
3.50%, 02/01/2025	104,000	107,597
6.13%, 04/01/2036	75,000	96,271
Black Hills Corp.
2.50%, 01/11/2019	270,000	271,198
CMS Energy Corp.
2.95%, 02/15/2027	97,000	93,535
3.00%, 05/15/2026	73,000	71,221
3.88%, 03/01/2024	100,000	104,943
Consolidated Edison Co. of New York, Inc.
4.30%, 12/01/2056	323,000	343,056
Consumers Energy Co.
2.85%, 05/15/2022	20,000	20,401
3.25%, 08/15/2046	48,000	44,153
6.13%, 03/15/2019	100,000	106,054
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	47,654
4.15%, 05/15/2045	150,000	157,416
Dominion Energy, Inc.
1.60%, 08/15/2019	60,000	59,613
1.90%, 06/15/2018	240,000	240,390
2.75%, 01/15/2022	93,000	93,865
2.85%, 08/15/2026 (F)	61,000	58,721
5.25%, 08/01/2033	100,000	114,462
DTE Electric Co.
2.65%, 06/15/2022	20,000	20,151
3.70%, 03/15/2045	123,000	122,175
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	50,478
5.80%, 08/01/2018	20,000	20,673
6.50%, 08/01/2038	45,000	62,057
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	31,848
6.63%, 11/15/2037	150,000	201,431
Public Service Electric & Gas Co.
1.80%, 06/01/2019, MTN	30,000	30,007
5.38%, 11/01/2039, MTN	14,000	17,027
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	44,735
6.00%, 06/01/2026	50,000	60,040
Sempra Energy
2.88%, 10/01/2022	70,000	70,239
3.55%, 06/15/2024	165,000	168,485
4.05%, 12/01/2023	72,000	76,183
9.80%, 02/15/2019	50,000	55,124
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	148,057

		3,292,019

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.0% (D)
Macy’s Retail Holdings, Inc.
6.90%, 01/15/2032	$ 120,000	$ 127,548
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	35,865

		163,413

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	124,452
Anadarko Petroleum Corp.
8.70%, 03/15/2019	80,000	87,311
Apache Corp.
2.63%, 01/15/2023	100,000	98,016
3.25%, 04/15/2022	14,000	14,200
4.75%, 04/15/2043	57,000	57,060
6.00%, 01/15/2037	100,000	117,010
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	191,000	196,505
BP Capital Markets PLC
3.02%, 01/16/2027	70,000	68,896
3.22%, 04/14/2024	524,000	533,728
3.54%, 11/04/2024	300,000	309,506
3.59%, 04/14/2027	150,000	154,312
3.81%, 02/10/2024	116,000	122,175
Buckeye Partners, LP
3.95%, 12/01/2026	32,000	31,569
4.88%, 02/01/2021	300,000	318,463
5.85%, 11/15/2043	100,000	108,626
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	100,000	102,834
5.85%, 02/01/2035	70,000	79,248
5.90%, 02/01/2018	25,000	25,358
6.45%, 06/30/2033	264,000	312,547
7.20%, 01/15/2032	20,000	24,737
Cenovus Energy, Inc.
3.00%, 08/15/2022 (F)	325,000	318,212
4.45%, 09/15/2042	42,000	36,804
6.75%, 11/15/2039	219,000	252,110
Chevron Corp.
1.37%, 03/02/2018	250,000	249,973
1.79%, 11/16/2018	151,000	151,283
2.36%, 12/05/2022	60,000	60,077
2.57%, 05/16/2023	400,000	402,417
2.90%, 03/03/2024	54,000	54,761
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	230,967
CNOOC Finance USA LLC
3.50%, 05/05/2025	235,000	238,587
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	222,416
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018	170,000	170,585
Concho Resources, Inc.
3.75%, 10/01/2027	79,000	79,351
ConocoPhillips
5.90%, 10/15/2032	25,000	30,399
ConocoPhillips Co.
4.20%, 03/15/2021	157,000	166,967
4.95%, 03/15/2026	225,000	253,625
ConocoPhillips Holding Co.
6.95%, 04/15/2029	100,000	129,580
Devon Energy Corp.
3.25%, 05/15/2022	64,000	64,757
5.60%, 07/15/2041	52,000	56,909

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA
4.13%, 01/16/2025	$ 100,000	$ 100,250
5.38%, 06/26/2026	116,000	123,540
5.88%, 09/18/2023	71,000	78,846
Enbridge, Inc.
3.70%, 07/15/2027	65,000	65,901
5.50%, 12/01/2046	100,000	114,871
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	150,000	171,291
7.20%, 11/01/2031	110,000	134,767
8.13%, 09/15/2030	100,000	129,442
Energy Transfer, LP
2.50%, 06/15/2018	110,000	110,432
3.60%, 02/01/2023	94,000	95,594
4.05%, 03/15/2025	123,000	124,703
4.75%, 01/15/2026	87,000	91,583
4.90%, 02/01/2024	199,000	211,069
6.05%, 06/01/2041	225,000	243,057
6.50%, 02/01/2042	39,000	44,125
Eni SpA
5.70%, 10/01/2040 (B)	125,000	132,405
Eni USA, Inc.
7.30%, 11/15/2027	70,000	87,749
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	131,376
4.15%, 06/01/2025	238,000	239,921
5.05%, 04/01/2045	58,000	55,879
Enterprise Products Operating LLC
1.65%, 05/07/2018	220,000	219,922
3.35%, 03/15/2023	304,000	311,815
3.75%, 02/15/2025	110,000	114,005
3.90%, 02/15/2024	158,000	165,647
4.85%, 03/15/2044	36,000	38,652
4.95%, 10/15/2054	46,000	48,735
5.10%, 02/15/2045	39,000	43,456
5.75%, 03/01/2035	200,000	228,569
5.95%, 02/01/2041	36,000	43,171
6.65%, 10/15/2034	100,000	126,293
7.55%, 04/15/2038	300,000	414,075
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	35,731
5.10%, 01/15/2036	157,000	174,688
EQT Corp.
3.90%, 10/01/2027 (E)	116,000	116,020
Hess Corp.
7.13%, 03/15/2033	70,000	81,547
7.30%, 08/15/2031	250,000	292,509
Kerr-McGee Corp.
7.88%, 09/15/2031	250,000	317,846
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	66,859
4.20%, 12/01/2042	73,000	69,141
4.25%, 02/01/2021	167,000	176,183
Marathon Oil Corp.
6.60%, 10/01/2037	130,000	149,555
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	147,663
MPLX, LP
4.88%, 12/01/2024	140,000	150,859
5.20%, 03/01/2047	54,000	56,537
Noble Energy, Inc.
3.90%, 11/15/2024	120,000	122,853
5.63%, 05/01/2021	74,000	76,220
6.00%, 03/01/2041	200,000	228,436
Occidental Petroleum Corp.
2.70%, 02/15/2023	40,000	40,294
3.00%, 02/15/2027	78,000	76,792
3.40%, 04/15/2026	46,000	46,985
3.50%, 06/15/2025	91,000	93,134
4.63%, 06/15/2045	39,000	42,653

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners, LP
3.20%, 09/15/2018	$ 105,000	$ 106,260
3.38%, 10/01/2022	30,000	30,302
4.90%, 03/15/2025	470,000	502,649
5.00%, 09/15/2023	65,000	70,192
6.65%, 10/01/2036	210,000	253,784
Petro-Canada
6.05%, 05/15/2018	40,000	41,084
6.80%, 05/15/2038	50,000	66,939
7.88%, 06/15/2026	168,000	213,896
Petroleos Mexicanos
4.63%, 09/21/2023	208,000	214,843
4.88%, 01/18/2024	44,000	45,628
5.63%, 01/23/2046	129,000	119,970
6.38%, 02/04/2021 - 01/23/2045	218,000	230,552
6.50%, 03/13/2027 (B)	559,000	619,501
6.75%, 09/21/2047	201,000	213,844
6.88%, 08/04/2026	357,000	406,088
Phillips 66
4.30%, 04/01/2022	17,000	18,259
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	33,263
4.90%, 10/01/2046	72,000	72,063
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	250,000	244,224
3.65%, 06/01/2022	71,000	71,375
4.30%, 01/31/2043	162,000	139,061
4.65%, 10/15/2025	350,000	360,437
Shell International Finance BV
2.88%, 05/10/2026	440,000	437,804
3.75%, 09/12/2046	202,000	194,605
4.00%, 05/10/2046	444,000	449,055
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (B)	208,000	223,727
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	69,000	75,226
8.00%, 03/01/2032	56,000	76,188
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	80,818
3.50%, 03/15/2025	125,000	125,833
5.95%, 09/25/2043	63,000	75,170
Statoil ASA
1.25%, 11/09/2017	162,000	162,006
2.65%, 01/15/2024	214,000	211,866
3.25%, 11/10/2024	107,000	109,965
4.25%, 11/23/2041	27,000	28,194
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	168,622
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	48,497
4.95%, 01/15/2043	198,000	186,257
5.30%, 04/01/2044	50,000	49,688
5.35%, 05/15/2045	133,000	132,910
5.50%, 02/15/2020	180,000	192,476
5.95%, 12/01/2025	100,000	113,276
6.10%, 02/15/2042	150,000	161,057
TC PipeLines, LP
3.90%, 05/25/2027	70,000	70,115
Tosco Corp.
7.80%, 01/01/2027	100,000	131,506
Total Capital International SA
2.75%, 06/19/2021	250,000	255,470
3.75%, 04/10/2024	29,000	30,615

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	$ 162,000	$ 181,729
6.20%, 10/15/2037	100,000	126,993
Valero Energy Corp.
7.50%, 04/15/2032	65,000	85,576
Western Gas Partners, LP
4.65%, 07/01/2026	76,000	79,658
5.38%, 06/01/2021	69,000	73,895
5.45%, 04/01/2044	168,000	177,899
Williams Partners, LP
3.90%, 01/15/2025	68,000	69,398

		21,520,287

Pharmaceuticals - 0.7%
Allergan Funding SCS
3.85%, 06/15/2024	302,000	315,050
4.55%, 03/15/2035	598,000	638,013
Allergan, Inc.
2.80%, 03/15/2023	288,000	286,018
3.38%, 09/15/2020	67,000	69,172
Baxalta, Inc.
2.00%, 06/22/2018	170,000	170,373
3.60%, 06/23/2022	67,000	69,424
5.25%, 06/23/2045	28,000	32,270
Bayer US Finance LLC
1.50%, 10/06/2017 (B)	200,000	200,000
3.38%, 10/08/2024 (B)	200,000	203,632
Forest Laboratories LLC
5.00%, 12/15/2021 (B)	139,000	151,913
Johnson & Johnson
4.38%, 12/05/2033	46,000	52,215
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	20,303
Mylan NV
2.50%, 06/07/2019	162,000	162,639
3.95%, 06/15/2026	93,000	94,684
5.25%, 06/15/2046	64,000	69,424
Mylan, Inc.
3.13%, 01/15/2023 (B)	250,000	249,784
5.40%, 11/29/2043	100,000	106,748
Pfizer, Inc.
1.45%, 06/03/2019	159,000	158,490
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	210,000	209,266
2.88%, 09/23/2023	111,000	110,309
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036 (F)	380,000	411,761
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	145,000	142,904
2.80%, 07/21/2023	446,000	425,391
4.10%, 10/01/2046	30,000	25,271

		4,375,054

Professional Services - 0.0% (D)
Equifax, Inc.
2.30%, 06/01/2021	57,000	55,688

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (B)	325,000	334,414

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 50,000	$ 51,345
3.05%, 03/15/2022	87,000	89,920
3.45%, 09/15/2021	22,000	22,957
3.60%, 09/01/2020	25,000	26,024
3.75%, 04/01/2024	124,000	131,962
4.38%, 09/01/2042	88,000	95,791
5.15%, 09/01/2043	154,000	183,250
6.15%, 05/01/2037	70,000	90,714
6.70%, 08/01/2028	50,000	65,176
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	206,985
4.50%, 01/15/2022	370,000	396,143
6.13%, 09/15/2115	57,000	72,510
7.13%, 10/15/2031	50,000	68,234
CSX Corp.
3.95%, 05/01/2050	42,000	39,767
4.75%, 05/30/2042	16,000	17,399
5.50%, 04/15/2041	37,000	44,021
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	34,907
4.05%, 08/15/2052 (B)	275,000	269,348
6.00%, 03/15/2105	82,000	100,053
Ryder System, Inc.
2.50%, 03/01/2018 - 05/11/2020, MTN	138,000	139,190
2.65%, 03/02/2020, MTN	79,000	79,868
Union Pacific Corp.
2.75%, 04/15/2023	10,000	10,114
2.95%, 01/15/2023	16,000	16,362
3.60%, 09/15/2037	41,000	41,489
3.65%, 02/15/2024	37,000	39,036
4.10%, 09/15/2067	80,000	80,176
4.30%, 06/15/2042	20,000	21,231
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	40,322	42,806

		2,476,778

Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc.
3.13%, 12/05/2023	73,000	74,051
4.50%, 12/05/2036	140,000	145,866
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (B)	422,000	433,553
Intel Corp.
1.35%, 12/15/2017	260,000	260,036
3.10%, 07/29/2022	40,000	41,605
3.15%, 05/11/2027	200,000	203,088
3.70%, 07/29/2025	107,000	113,154
4.00%, 12/15/2032	221,000	242,225
KLA-Tencor Corp.
2.38%, 11/01/2017	162,000	162,080
QUALCOMM, Inc.
2.60%, 01/30/2023	17,000	17,040
3.25%, 05/20/2027	157,000	158,315

		1,851,013

Software - 0.5%
Microsoft Corp.
0.88%, 11/15/2017	23,000	22,987
1.55%, 08/08/2021	100,000	98,234
2.38%, 05/01/2023	54,000	53,949
3.30%, 02/06/2027	139,000	143,921
3.50%, 02/12/2035	185,000	188,309
3.95%, 08/08/2056	88,000	90,682

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Microsoft Corp. (continued)
4.00%, 02/12/2055	$ 57,000	$ 59,224
4.10%, 02/06/2037	250,000	270,929
4.20%, 11/03/2035	103,000	114,510
4.50%, 02/06/2057	219,000	247,820
4.75%, 11/03/2055	109,000	129,271
Oracle Corp.
3.85%, 07/15/2036	200,000	206,988
3.90%, 05/15/2035	240,000	251,695
4.30%, 07/08/2034	887,000	969,280
6.13%, 07/08/2039	82,000	109,335
VMware, Inc.
2.95%, 08/21/2022	288,000	289,720

		3,246,854

Specialty Retail - 0.1%
AutoZone, Inc.
2.50%, 04/15/2021	100,000	99,951
Home Depot, Inc.
2.13%, 09/15/2026	51,000	47,892
2.63%, 06/01/2022	40,000	40,636
3.00%, 04/01/2026	53,000	53,185
3.50%, 09/15/2056	36,000	33,197
4.20%, 04/01/2043	121,000	128,985
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	76,693
3.38%, 09/15/2025	119,000	122,574
4.65%, 04/15/2042	54,000	59,801
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	123,919

		786,833

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
3-Month LIBOR + 0.25%, 1.56% (A), 05/03/2018	138,000	138,194
2.40%, 05/03/2023	256,000	255,514
2.45%, 08/04/2026	259,000	249,898
2.85%, 05/11/2024	88,000	89,069
2.90%, 09/12/2027	550,000	545,928
3.00%, 02/09/2024 - 06/20/2027	459,000	464,656
3.20%, 05/13/2025 - 05/11/2027	335,000	342,739
3.45%, 05/06/2024 - 02/09/2045	205,000	202,345
3.75%, 09/12/2047	350,000	345,273
3.85%, 08/04/2046	181,000	182,963
4.50%, 02/23/2036	85,000	95,643
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	390,000	433,114
Dell, Inc.
7.10%, 04/15/2028	25,000	27,750
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018	68,000	68,680
NetApp, Inc.
2.00%, 12/15/2017	200,000	200,071

		3,641,837

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	68,000	69,783
BAT International Finance PLC
1.85%, 06/15/2018 (B)	180,000	180,050
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	150,659

		400,492

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.2%
Air Lease Corp.
2.13%, 01/15/2018 - 01/15/2020	$ 402,000	$ 401,853
3.00%, 09/15/2023	194,000	193,530
3.88%, 04/01/2021	130,000	135,774
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	223,945
8.63%, 01/15/2022	200,000	245,109

		1,200,211

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	277,000	284,415
4.25%, 01/17/2023 (B)	100,000	106,567

		390,982

Water Utilities - 0.0% (D)
American Water Capital Corp.
3.40%, 03/01/2025	183,000	189,076
4.00%, 12/01/2046	86,000	88,432

		277,508

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	121,942
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	125,000	127,420
Rogers Communications, Inc.
8.75%, 05/01/2032	50,000	72,055
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	432,000	438,480

		759,897

Total Corporate Debt Securities (Cost $173,017,076)		177,262,786

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	208,400
4.50%, 01/28/2026	200,000	213,600
5.00%, 06/15/2045	200,000	205,750
7.38%, 09/18/2037	100,000	131,900

		759,650

Israel - 0.8%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	134,553
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	812,927
Series 2008-Z,
Zero Coupon, 02/15/2025	1,000,000	826,304
Series 2010-Z,
Zero Coupon, 02/15/2025	500,000	413,391
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	1,980,000	1,652,534
Series 2004-Z,
08/15/2023	1,000,000	875,250

		4,714,959

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.2%
Mexico Government International Bond
4.13%, 01/21/2026	$ 400,000	$ 421,400
4.35%, 01/15/2047	104,000	101,140
5.55%, 01/21/2045	448,000	514,976
4.75%, 03/08/2044, MTN	60,000	61,830

		1,099,346

Peru - 0.0% (D)
Peru Government International Bond
5.63%, 11/18/2050	36,000	45,450

Poland - 0.0% (D)
Republic of Poland Government International Bond
4.00%, 01/22/2024	133,000	143,113

Supranational - 0.0% (D)
African Development Bank
8.80%, 09/01/2019	225,000	253,574

Total Foreign Government Obligations (Cost $6,823,464)		7,016,092

MORTGAGE-BACKED SECURITIES - 3.9%
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (B) (C)	235,068	235,164
Ajax Mortgage Loan Trust
Series 2015-B, Class A,
3.88% (A), 07/25/2060 (B)	181,535	181,547
Series 2016-2, Class A,
4.13% (A), 10/25/2056 (B)	284,236	284,578
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	279,650	286,674
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	200,074	185,503
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	70,637	65,986
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) *1-Month LIBOR + 4.75%, 3.51% (A), 07/25/2035	344,672	42,632
Series 2005-22T1, Class A2,
(1.00) *1-Month LIBOR + 5.07%, 3.83% (A), 06/25/2035	650,470	87,807
Series 2005-J1, Class 1A4,
(1.00) *1-Month LIBOR + 5.10%, 3.86% (A), 02/25/2035	122,224	4,014
Americold LLC
Series 2010-ARTA, Class A2FL,
1-Month LIBOR + 1.50%, 2.73% (A), 01/14/2029 (B)	116,636	116,745
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50%(A), 11/25/2045 (B)	73,947	73,848
ASG Resecuritization Trust
Series 2009-3, Class A65,
2.84% (A), 03/26/2037 (B)	25,432	25,501
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (B)	100,000	101,994
Series 2014-520M, Class C,
4.35% (A), 08/15/2046 (B)	200,000	188,537

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.84% (A), 09/27/2044 (B)	$ 846,000	$ 832,897
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.34% (A), 03/20/2035	96,405	97,999
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	22,839	19,149
Series 2005-7, Class 30,
11/25/2035	25,278	20,925
Series 2005-8, Class 30,
01/25/2036	8,060	6,427
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.83% (A), 11/25/2033	87,276	87,802
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	550,000	562,965
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	67,000	66,379
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
3.21% (A), 07/26/2045 (B)	86,153	85,062
Series 2012-RR10, Class 1A1,
1.46% (A), 02/26/2037 (B)	70,324	70,165
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 1.88% (A), 07/25/2034	223,992	223,317
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 2.91% (A), 02/25/2036	86,011	86,134
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (A), 09/11/2042	178,031	179,815
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	318,236	326,392
Series 2007-CD5, Class AJ,
6.58% (A), 11/15/2044	130,938	130,876
Series 2007-CD5, Class AJA,
6.58% (A), 11/15/2044	150,000	149,910
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.58% (A), 02/25/2037	105,534	105,151
Series 2007-A2, Class 2A1,
3.47% (A), 07/25/2037	44,734	45,421
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	71,940	73,293
Series 2004-3, Class A4,
5.75%, 04/25/2034	43,164	44,174
Series 2004-7, Class 2A1,
3.52% (A), 06/25/2034	24,835	25,074
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	4,412	4,466
Series 2004-HYB1, Class 2A,
3.25% (A), 05/20/2034	20,875	19,985
Series 2005-22, Class 2A1,
3.25% (A), 11/25/2035	149,582	132,785

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class A,
2.11%, 01/12/2030 (B)	$ 85,634	$ 85,608
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	22,861	23,184
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (A), 04/12/2035 (B)	125,000	126,194
Series 2014-PAT, Class A,
1-Month LIBOR + 0.80%, 2.03% (A), 08/13/2027 (B)	198,000	198,062
Series 2014-TWC, Class A,
1-Month LIBOR + 0.85%, 2.09% (A), 02/13/2032 (B)	2,015,000	2,015,943
Series 2014-TWC, Class B,
1-Month LIBOR + 1.60%, 2.84% (A), 02/13/2032 (B)	500,000	501,924
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	443,469
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.96% (A), 07/10/2038	20,752	20,924
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	29,568	30,323
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	9,098	9,171
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	41,911	42,431
CSMC Trust
Series 2010-11R, Class A6,
1-Month LIBOR + 1.00%, 2.23% (A), 06/28/2047 (B)	75,272	75,127
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class B,
4.97%, 12/10/2041	46,589	47,066
GS Mortgage Securities Corp. II
Series 2013-KING, Class A,
2.71%, 12/10/2027 (B)	128,448	129,850
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (B)	750,000	782,207
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (B)	100,000	99,998
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.57% (A), 08/10/2044 (B)	200,000	196,712
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 1.59% (A), 03/25/2035 (B)	172,151	157,209
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 1.59% (A), 09/25/2035 (B)	106,522	92,592
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	64,281	66,063
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	40,029	41,120

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust (continued)
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	$ 75,161	$ 79,743
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	83,662	74,914
Series 2007-1F, Class 2A4,
5.50%, 01/25/2037	121,316	120,362
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 08/25/2022 (B)	1,135,000	1,130,570
HILT Mortgage Trust
Series 2014-ORL, Class A,
1-Month LIBOR + 0.90%, 2.13% (A), 07/15/2029 (B)	850,000	850,857
Homeowner Assistance Program Reverse Mortgage Loan Trust
Series 2013-RM1, Class A,
4.00%, 05/26/2053 (B) (C)	215,456	214,271
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 1.59% (A), 05/25/2036	105,071	99,845
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 1.59% (A), 08/25/2036	19,321	18,899
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class B,
5.02% (A), 01/12/2037	254,967	262,771
Series 2007-C1, Class A4,
5.72%, 02/15/2051	52,377	52,331
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.52% (A), 05/15/2045	112,760	2
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
3.32% (A), 11/25/2033	40,451	41,141
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (B)	154,000	160,750
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class A2,
6.32% (A), 04/15/2041	44,575	45,047
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.29% (A), 04/21/2034	52,225	53,410
Series 2004-13, Class 3A7,
3.44% (A), 11/21/2034	30,233	30,960
Series 2004-3, Class 4A2,
3.07% (A), 04/25/2034	31,941	29,999
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	10,756	10,787
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	6,943	6,959
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B)	19,318	15,292
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 1.86% (A), 10/25/2028	352,065	343,714
Series 2004-1, Class 2A1,
3.14% (A), 12/25/2034	83,461	84,076
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 1.70% (A), 04/25/2029	258,611	249,116

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	$ 350,000	$ 364,313
Morgan Stanley Capital I Trust
Series 2008-T29, Class A4,
6.50% (A), 01/11/2043	132,996	133,811
Series 2011-C3, Class A3,
4.05%, 07/15/2049	84,972	87,504
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	53,592	53,577
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	140,118	131,264
MortgageIT Trust
Series 2005-1, Class 1A1,
1-Month LIBOR + 0.64%, 1.88% (A), 02/25/2035	31,839	30,893
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	9,848	10,012
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,351
PFP, Ltd.
Series 2015-2, Class A,
1-Month LIBOR + 1.45%, 2.68% (A), 07/14/2034 (B)	143,115	143,037
Series 2015-2, Class C,
1-Month LIBOR + 3.25%, 4.48% (A), 07/14/2034 (B)	340,000	340,531
Series 2015-2, Class D,
1-Month LIBOR + 4.00%, 5.23% (A), 07/14/2034 (B)	100,000	100,225
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	203,752	49,816
RAIT Trust
Series 2015-FL5, Class B,
1-Month LIBOR + 3.90%, 5.13% (A), 01/15/2031 (B)	295,000	295,395
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 14.04% (A), 10/25/2017	334	337
Series 2003-QS3, Class A2,
(2.20) * 1-Month LIBOR + 16.50%, 13.78% (A), 02/25/2018	449	462
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	17,105	17,061
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (B)	160,000	161,832
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1-Month LIBOR + 1.40%, 2.63% (A), 08/15/2032 (B)	41,862	41,792
Series 2015-CRE4, Class B,
1-Month LIBOR + 3.00%, 4.23% (A), 08/15/2032 (B)	153,000	151,470

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.00% (A), 04/20/2033	$ 159,320	$ 152,067
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 1.84% (A), 12/20/2034	125,042	123,048
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 1.94% (A), 09/20/2034	292,649	280,817
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 1.92% (A), 10/20/2034	218,922	209,393
Springleaf Mortgage Loan Trust
Series 2013-2A, Class A,
1.78% (A), 12/25/2065 (B)	103,338	103,190
Series 2013-2A, Class M1,
3.52% (A), 12/25/2065 (B)	125,000	124,740
Series 2013-3A, Class M1,
3.79% (A), 09/25/2057 (B)	153,000	153,209
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.45% (A), 02/25/2034	319,107	321,531
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 1.94% (A), 01/19/2034	352,000	342,513
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 1.94% (A), 03/19/2034	325,719	317,267
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 1.90% (A), 10/19/2034	53,280	51,322
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 1.49% (A), 07/19/2035	148,993	144,803
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-29, Class 1A1,
4.75%, 09/25/2018	14,211	14,267
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	63,232	64,364
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
2.66% (A), 12/25/2044	104,967	105,254
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class C,
5.48% (A), 08/15/2039	240,000	241,334
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	231,000	236,855
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	135,474
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	295,240
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.53% (A), 05/10/2063 (B)	805,670	41,138
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	544,235	555,273
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (B)	400,000	417,438

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.11% (A), 03/15/2045 (B)	$ 601,694	$ 3
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
3.27% (A), 10/25/2033	104,476	105,488
Series 2003-AR6, Class A1,
3.23% (A), 06/25/2033	33,134	33,350
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	54,885	54,827
Series 2003-S9, Class A8,
5.25%, 10/25/2033	58,090	60,511
Series 2004-AR3, Class A2,
3.14% (A), 06/25/2034	20,325	20,677
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	166,113	156,523
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) *1-Month LIBOR + 5.05%, 3.81% (A), 04/25/2035	550,708	72,696
Series 2005-3, Class CX,
5.50%, 05/25/2035	192,045	38,087
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
03/25/2033	4,742	4,021
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (A), 03/18/2028 (B)	400,000	403,315
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	800,000	809,626
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,089,432
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
3.37% (A), 06/25/2033	95,715	96,451
Series 2003-K, Class 1A1,
3.09% (A), 11/25/2033	13,644	13,794
Series 2004-EE, Class 3A1,
3.70% (A), 12/25/2034	92,997	96,396
Series 2004-I, Class 1A1,
3.34% (A), 07/25/2034	90,843	92,312
Series 2004-P, Class 2A1,
3.54% (A), 09/25/2034	102,819	105,192
Series 2004-V, Class 1A1,
3.43% (A), 10/25/2034	28,948	29,306
Series 2005-AR16, Class 2A1,
3.18% (A), 02/25/2034	85,267	87,176
Series 2005-AR3, Class 1A1,
3.40% (A), 03/25/2035	362,234	371,569
Series 2005-AR8, Class 2A1,
3.37% (A), 06/25/2035	23,981	24,504

Total Mortgage-Backed Securities (Cost $24,358,795)		24,757,562

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (D)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	$ 65,000	$ 84,276

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	251,449
5.65%, 11/01/2040	155,000	199,753

		451,202

Ohio - 0.0% (D)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	108,535
4.80%, 06/01/2111	130,000	141,107

		249,642

Total Municipal Government Obligations (Cost $709,073)		785,120

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.0%
Federal Home Loan Banks
5.50%, 07/15/2036	150,000	202,992
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 1.78% (A), 07/15/2042 - 03/15/2044	2,029,750	2,044,900
1-Year CMT + 2.36%, 2.86% (A), 10/01/2036	40,197	42,601
1-Year CMT + 2.25%, 2.94% (A), 01/01/2035	39,974	42,163
3.00%, 08/15/2042 - 01/15/2044	3,214,064	3,241,192
1-Year CMT + 2.25%, 3.01% (A), 05/01/2036	32,257	33,981
3.04%, 07/25/2024	2,500,000	2,554,886
1-Year CMT + 2.25%, 3.09% (A), 02/01/2036	125,869	132,938
1-Year CMT + 2.37%, 3.13% (A), 09/01/2034	56,593	60,006
6-Month LIBOR + 1.77%, 3.15% (A), 07/01/2036	49,679	51,884
6-Month LIBOR + 1.71%, 3.18% (A), 08/01/2036	44,575	46,375
6-Month LIBOR + 1.81%, 3.19% (A), 10/01/2036	33,836	35,391
12-Month LIBOR + 1.69%, 3.23% (A), 12/01/2036	4,575	4,812
12-Month LIBOR + 1.67%, 3.24% (A), 11/01/2036	44,202	46,361
6-Month LIBOR + 1.90%, 3.31% (A), 03/01/2037	41,462	43,379
3.50%, 01/01/2032 - 06/01/2043	3,094,242	3,202,844
6-Month LIBOR + 2.11%, 3.52% (A), 02/01/2037	75,058	79,316
12-Month LIBOR + 1.94%, 3.69% (A), 06/01/2036	139,793	148,074
4.00%, 06/01/2042 - 01/01/2046	2,890,011	3,073,323
4.50%, 05/01/2041	324,990	349,697
5.00%, 10/01/2017 - 04/01/2018	6,317	6,464
5.50%, 06/01/2020 - 08/01/2038	43,949	48,663
6.00%, 02/01/2019 - 12/01/2034	161,487	174,919
6.50%, 12/01/2017 - 11/01/2036	32,160	36,340
7.00%, 01/01/2031	91,027	102,574

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 1.93% (A), 09/25/2022	$ 665,447	$ 667,324
2.27%, 01/25/2023	1,500,000	1,495,247
2.36%, 08/25/2022	992,000	996,706
2.60%, 09/25/2020	123,646	125,158
2.62%, 01/25/2023	1,250,000	1,262,223
2.72%, 07/25/2026	896,000	887,729
2.77%, 05/25/2025	750,000	753,274
2.81%, 09/25/2024	591,000	598,716
2.84%, 09/25/2022	574,000	585,963
2.93%, 01/25/2023	693,000	710,132
3.08%, 01/25/2031	1,179,000	1,180,077
3.39%, 03/25/2024	857,000	901,629
3.49%, 01/25/2024	1,300,000	1,375,411
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.58% (A), 06/15/2043	1,204,029	1,202,793
1-Month LIBOR + 0.40%, 1.63% (A), 07/15/2037 - 10/15/2041	734,209	736,194
1-Month LIBOR + 0.44%, 1.67% (A), 02/15/2037	11,976	12,002
1-Month LIBOR + 0.45%, 1.68% (A), 03/15/2039 - 08/15/2039	345,997	346,812
1-Month LIBOR + 0.55%, 1.78% (A), 08/15/2037	613,760	615,818
1-Month LIBOR + 0.68%, 1.91% (A), 11/15/2037	349,948	354,566
4.00%, 12/15/2041	418,939	447,070
4.50%, 02/15/2020	6,623	6,690
5.00%, 12/15/2022 - 05/15/2041	739,056	815,174
5.50%, 12/15/2022 - 05/15/2038	650,847	712,926
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	110,830	115,984
6.00%, 05/15/2027 - 09/15/2036	1,361,999	1,517,313
6.38%, 03/15/2032	105,351	120,485
6.40%, 11/15/2023	32,856	35,063
6.50%, 08/15/2031 - 07/15/2036	569,054	641,678
7.00%, 03/15/2024 - 05/15/2032	925,125	1,055,138
7.25%, 09/15/2030 - 12/15/2030	232,730	271,222
7.50%, 02/15/2023 - 08/15/2030	105,945	117,554
8.00%, 01/15/2030	182,432	216,390
8.50%, 09/15/2020	406	417
(1.25) * 1-Month LIBOR + 10.13%, 8.58% (A), 07/15/2032	58,756	69,707
(2.00) * 1-Month LIBOR + 13.29%, 10.82% (A), 07/15/2033	37,191	45,905
(1.83) * 1-Month LIBOR + 14.76%, 12.50% (A), 09/15/2033	9,451	11,989
(3.33) * 1-Month LIBOR + 17.50%, 13.39% (A), 02/15/2040	100,000	132,956
(3.67) * 1-Month LIBOR + 24.49%, 19.97% (A), 06/15/2034	51,095	65,376
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.84% (A), 01/15/2040	211,037	11,309
4.50%, 07/15/2037	36,242	758
(1.00) *1-Month LIBOR + 6.00%, 4.77% (A), 11/15/2037 - 02/15/2039	140,248	22,235
(1.00) *1-Month LIBOR + 6.20%, 4.97% (A), 06/15/2038	298,164	36,378
(1.00) *1-Month LIBOR + 6.37%, 5.14% (A), 10/15/2037	559,125	95,837

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS (continued)
(1.00) *1-Month LIBOR + 6.42%, 5.19% (A), 11/15/2037	$ 66,971	$ 8,919
(1.00) *1-Month LIBOR + 6.80%, 5.57% (A), 04/15/2038	47,497	7,967
(1.00) *1-Month LIBOR + 7.10%, 5.87% (A), 07/15/2036	14,620	1,588
(1.00) *1-Month LIBOR + 8.00%, 6.77% (A), 03/15/2032	35,866	7,511
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 01/15/2040	322,380	291,246
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.03% (A), 10/25/2044	233,657	237,447
5.69% (A), 07/25/2032	159,320	172,695
6.50%, 02/25/2043	155,090	182,275
7.00%, 02/25/2043	47,624	55,596
7.50% (A), 08/25/2042	69,121	82,854
Federal Home Loan Mortgage Corp., Interest Only STRIPS
3.00%, 01/15/2043	304,096	301,845
5.00%, 09/15/2035	55,884	10,794
Federal National Mortgage Association
Zero Coupon, 10/09/2019	675,000	650,675
1-Month LIBOR + 0.26%, 1.50% (A), 11/25/2046	186,180	186,521
1-Month LIBOR + 0.35%, 1.58% (A), 01/01/2023 - 09/25/2042	1,473,689	1,467,727
1-Month LIBOR + 0.43%, 1.66% (A), 07/01/2024	1,250,000	1,242,540
1-Month LIBOR + 0.44%, 1.67% (A), 09/01/2024	1,000,000	993,551
1-Month LIBOR + 0.48%, 1.71% (A), 09/01/2024	940,875	940,538
1-Month LIBOR + 0.50%, 1.79% (A), 08/25/2019	53,356	53,331
1-Month LIBOR + 0.55%, 1.79% (A), 08/25/2042	547,516	552,630
1.94%, 07/01/2019	941,677	941,100
2.03%, 03/25/2019 - 08/01/2019	1,180,985	1,183,768
1-Month LIBOR + 0.93%, 2.16% (A), 11/25/2022	576,761	577,025
2.34%, 01/01/2023	932,167	943,055
2.38%, 12/01/2022 - 10/01/2026	1,948,426	1,924,501
2.39% (A), 01/25/2023	944,143	949,126
2.40%, 02/01/2023	1,000,000	1,007,681
2.46%, 02/01/2023	897,080	907,166
2.49%, 05/25/2026	1,000,000	974,755
2.51%, 06/01/2023	918,810	929,188
2.52%, 05/01/2023	1,000,000	1,011,369
2.57%, 08/01/2028	2,850,000	2,773,623
2.61% (A), 10/25/2021	1,000,000	1,016,775
2.65%, 08/01/2022	500,000	509,822
2.66%, 12/01/2022	1,000,000	1,019,170
2.67%, 07/01/2022	1,500,000	1,530,677
2.70%, 07/01/2026	1,500,000	1,489,372
2.71%, 04/01/2023	1,334,143	1,357,591
2.77%, 06/01/2023	872,490	893,343
2.86%, 06/01/2028	647,494	648,412
2.90%, 06/25/2027	1,346,712	1,340,971
2.92%, 12/01/2024	1,000,000	1,022,186
1-Year CMT + 2.24%, 2.94% (A), 01/01/2036	44,754	47,290
2.97%, 06/01/2030	1,321,000	1,320,126
2.98%, 08/25/2029	733,000	728,095
3.00%, 01/01/2043	731,828	736,229

The notes are an integral part of this report. Transamerica Series Trust	Page 24	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.02% (A), 08/25/2024	$ 636,000	$ 653,718
3.03%, 12/01/2021	447,079	460,934
3.09% (A), 04/25/2027	1,167,000	1,182,288
3.10%, 09/01/2025	1,000,000	1,026,535
3.12%, 01/01/2022 - 11/01/2026	1,494,409	1,523,177
3.24%, 10/01/2026 - 12/01/2026	1,950,940	2,017,307
3.26%, 04/01/2029	2,000,000	2,063,386
3.29%, 08/01/2026	2,500,000	2,591,909
3.30%, 12/01/2026 - 04/25/2029	1,937,000	1,987,114
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,078,905
3.36%, 12/01/2027	1,071,473	1,115,050
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,074,631
12-Month LIBOR + 1.79%, 3.41% (A), 01/01/2038	10,215	10,634
3.42%, 05/01/2024	600,000	632,610
3.45%, 01/01/2024	990,189	1,043,863
3.50%, 08/01/2032 - 01/01/2044	5,253,044	5,453,276
3.59%, 10/01/2020	93,615	97,641
3.64%, 10/01/2020	1,288,292	1,344,174
3.65%, 04/25/2021	209,459	212,379
3.73%, 06/01/2018 - 06/25/2021	1,621,495	1,654,260
3.74%, 07/01/2023	492,482	524,419
3.76%, 04/25/2021 - 12/01/2035	3,424,648	3,604,396
3.77%, 08/01/2021	657,393	693,648
3.86%, 07/01/2021	901,058	952,445
3.87%, 08/01/2021	910,203	963,468
3.92%, 08/01/2021	1,411,227	1,496,698
3.94%, 07/01/2021	500,000	531,060
3.97%, 06/01/2021 - 07/01/2021	915,991	971,510
3.98%, 08/01/2021	945,999	1,003,853
3.99%, 07/01/2021	447,108	474,577
4.00%, 07/01/2042 - 08/01/2044	2,699,068	2,856,360
4.02%, 08/01/2021 - 11/01/2028	1,558,485	1,665,870
4.05%, 08/01/2021	767,925	817,789
4.06%, 07/01/2021 - 09/01/2021	1,432,573	1,525,908
4.16%, 03/01/2021	448,128	474,715
4.23%, 03/01/2020	836,704	875,765
4.24%, 06/01/2021	940,656	1,002,761
4.25%, 04/01/2021	500,000	532,930
4.26%, 06/01/2021	341,195	361,598
4.32%, 06/01/2021	732,280	782,501
4.38%, 04/01/2020	163,800	172,041
4.39%, 05/01/2021	236,717	253,094
4.45%, 07/01/2026	457,154	497,903
4.50%, 08/01/2018 - 03/01/2019	82,778	84,657
4.65%, 06/01/2021	914,240	985,627
5.00%, 09/01/2018 - 08/01/2040	359,329	384,275
5.50%, 07/01/2022 - 05/01/2036	269,876	291,146
5.86%, 10/01/2017	49,562	49,502
6.00%, 12/01/2032 - 11/01/2037	414,872	464,575
6.50%, 08/01/2020 - 10/01/2036	69,754	76,360
8.00%, 11/01/2037	6,485	7,183
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 1.53% (A), 06/27/2036	49,060	48,108
1-Month LIBOR + 0.30%, 1.54% (A), 08/25/2041	258,593	258,750
1-Month LIBOR + 0.35%, 1.59% (A), 04/25/2035 - 08/25/2036	98,541	98,742
1-Month LIBOR + 0.40%, 1.64% (A), 10/25/2042	563,657	561,987
1-Month LIBOR + 0.50%, 1.74% (A), 05/25/2035 - 10/25/2042	1,290,442	1,300,285
3.00%, 01/25/2046	615,878	627,468
4.00%, 10/25/2025 - 04/25/2033	929,608	979,286
4.50%, 07/25/2029	1,000,000	1,089,343

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
5.00%, 09/25/2023 - 08/25/2040	$ 1,392,862	$ 1,564,097
5.39% (A), 07/25/2023	111,182	120,744
5.50%, 04/25/2023 - 07/25/2038	1,787,995	1,950,535
5.75%, 06/25/2033	228,145	256,294
(1.33) * 1-Month LIBOR + 7.47%, 5.82% (A), 08/25/2033	53,774	57,450
6.00%, 11/25/2032 - 11/25/2039	520,122	580,681
6.50%, 02/25/2022 - 05/25/2044	545,837	618,196
6.50% (A), 10/25/2042 - 12/25/2042	153,197	168,110
7.00%, 03/25/2031 - 11/25/2041	1,057,440	1,229,001
7.50% (A), 12/25/2042	68,668	78,212
8.00%, 05/25/2022	15,884	17,247
(1.88) * 1-Month LIBOR + 11.28%, 8.95% (A), 07/25/2035	108,774	130,174
9.50%, 06/25/2018	203	204
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (A), 03/25/2032	5,503	6,952
(1.67) * 1-Month LIBOR + 12.50%, 10.44% (A), 09/25/2033	12,044	14,153
(2.50) * 1-Month LIBOR + 13.75%, 10.66% (A), 07/25/2033	26,125	31,577
(2.00) * 1-Month LIBOR + 14.00%, 11.53% (A), 03/25/2038	7,897	9,409
(1.83) * 1-Month LIBOR + 14.48%, 12.22% (A), 12/25/2032	7,700	9,434
(2.00) * 1-Month LIBOR + 15.50%, 13.03% (A), 11/25/2031	25,875	34,945
(2.75) * 1-Month LIBOR + 16.50%, 13.10% (A), 05/25/2034	30,021	37,969
(2.50) * 1-Month LIBOR + 17.38%, 14.28% (A), 07/25/2035	79,585	108,129
(2.75) * 1-Month LIBOR + 19.53%, 16.12% (A), 04/25/2034 - 05/25/2034	159,171	213,972
(2.75) * 1-Month LIBOR + 19.8%, 16.40% (A), 08/25/2032	15,939	17,071
(3.50) * 1-Month LIBOR + 23.10%, 18.77% (A), 06/25/2035	73,897	93,136
(4.00) * 1-Month LIBOR + 24.00%, 19.05% (A), 05/25/2034	13,193	19,441
(3.67) * 1-Month LIBOR + 24.57%, 20.03% (A), 03/25/2036	23,652	36,087
(3.25) * 1-Month LIBOR + 25.19%, 21.17% (A), 02/25/2032	4,468	7,804
(4.00) * 1-Month LIBOR + 26.20%, 21.25% (A), 10/25/2036	9,552	15,022
(4.00) * 1-Month LIBOR + 26.56%, 21.61% (A), 12/25/2036	14,017	20,733
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.91% (A), 08/25/2042	339,180	9,167
1.39% (A), 01/25/2038	63,545	3,787
1.71% (A), 04/25/2041	148,281	7,103
(1.00) * 1-Month LIBOR + 5.85%, 4.61% (A), 09/25/2038	165,422	19,955
(1.00) * 1-Month LIBOR + 5.91%, 4.67% (A), 02/25/2038	116,686	16,473
(1.00) * 1-Month LIBOR + 6.10%, 4.86% (A), 06/25/2037	62,766	9,841
(1.00) * 1-Month LIBOR + 6.18%, 4.94% (A), 12/25/2039	21,137	2,719
(1.00) * 1-Month LIBOR + 6.20%, 4.96% (A), 03/25/2038	18,994	2,478
5.00%, 03/25/2023	8,402	124
(1.00) * 1-Month LIBOR + 6.42%, 5.18% (A), 04/25/2040	36,218	5,472

The notes are an integral part of this report. Transamerica Series Trust	Page 25	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.50%, 5.26% (A), 06/25/2023	$ 19,634	$ 1,189
(1.00) * 1-Month LIBOR + 6.53%, 5.29% (A), 01/25/2041	371,788	69,908
(1.00) * 1-Month LIBOR + 6.54%, 5.30% (A), 09/25/2037	62,613	11,705
(1.00) * 1-Month LIBOR + 6.55%, 5.31% (A), 02/25/2039	44,896	8,627
(1.00) * 1-Month LIBOR + 6.58%, 5.34% (A), 06/25/2036	41,296	6,185
(1.00) * 1-Month LIBOR + 6.70%, 5.46% (A), 03/25/2036	719,534	143,004
(1.00) * 1-Month LIBOR + 7.15%, 5.91% (A), 07/25/2037	114,070	24,396
6.50%, 05/25/2033	32,984	7,715
7.00%, 06/25/2033	41,869	9,905
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	2,320,171	1,938,584
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	69,522	63,370
05/15/2030, MTN	400,000	273,432
Financing Corp., Principal Only STRIPS
11/30/2017	1,000,000	998,126
05/11/2018	1,700,000	1,685,116
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	529,000	514,342
3.81% (A), 01/25/2048 (B)	760,000	765,654
3.97% (A), 07/25/2049 (B)	420,000	427,514
4.21% (A), 11/25/2047 (B)	640,000	637,319
Government National Mortgage Association
1-Month LIBOR + 0.30%, 1.53% (A), 08/20/2060	50,011	50,005
1-Month LIBOR + 0.34%, 1.57% (A), 12/20/2062	311,337	309,338
1-Month LIBOR + 0.40%, 1.63% (A), 12/20/2060	794,189	792,021
1-Month LIBOR + 0.41%, 1.64% (A), 03/20/2063	710,969	707,826
1.65%, 01/20/2063	1,263,690	1,255,430
1-Month LIBOR + 0.43%, 1.66% (A), 04/20/2060	208,168	208,408
1-Month LIBOR + 0.45%, 1.68% (A), 11/20/2059 - 06/20/2065	618,982	617,059
1-Month LIBOR + 0.45%, 1.69% (A), 08/20/2067	1,200,000	1,198,875
1-Month LIBOR + 0.47%, 1.70% (A), 01/20/2061 - 08/20/2065	3,643,768	3,635,696
1-Month LIBOR + 0.48%, 1.71% (A), 02/20/2065	1,252,490	1,249,154
1-Month LIBOR + 0.50%, 1.73% (A), 06/20/2064 - 07/20/2064	3,467,532	3,461,448
1-Month LIBOR + 0.52%, 1.75% (A), 10/20/2062 - 09/20/2065	995,597	994,987
1-Month LIBOR + 0.55%, 1.78% (A), 07/20/2062	132,551	132,741
1-Month LIBOR + 0.58%, 1.81% (A), 09/20/2062 - 05/20/2066	1,366,464	1,369,175
1-Month LIBOR + 0.65%, 1.88% (A), 01/20/2064 - 03/20/2064	2,620,865	2,631,350
1-Month LIBOR + 0.66%, 1.89% (A), 12/20/2065	482,312	485,171
1-Month LIBOR + 0.70%, 1.93% (A), 05/20/2061	186,937	187,379
2.00%, 05/16/2049	130,693	128,569

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
2.07% (A), 07/16/2048	$ 53,380	$ 52,695
1-Month LIBOR + 1.00%, 2.23% (A), 12/20/2066	509,483	519,065
2.50%, 09/16/2056	53,846	53,742
3.50%, 11/20/2039 - 06/20/2046	1,896,859	1,971,374
4.75% (A), 10/20/2043	984,393	1,071,547
5.00%, 04/16/2023	470,352	479,795
5.48% (A), 01/20/2038	458,644	510,979
5.50%, 11/20/2020 - 09/20/2039	2,049,983	2,259,335
5.55% (A), 07/20/2040	311,990	349,235
5.85% (A), 12/20/2038	131,725	148,285
6.00%, 09/20/2038 - 08/20/2039	255,924	291,978
6.50%, 10/16/2024 - 06/20/2033	1,268,370	1,439,547
7.33%, 11/20/2030	16,934	19,488
8.00%, 06/20/2030	18,467	21,548
8.50%, 02/16/2030	156,004	180,569
9.00%, 05/16/2027	11,081	13,036
(2.00) * 1-Month LIBOR + 13.40%, 10.93% (A), 10/20/2037	30,228	35,754
(2.41) * 1-Month LIBOR + 16.43%, 13.46% (A), 06/17/2035	23,674	28,920
(2.20) * 1-Month LIBOR + 16.72%, 14.00% (A), 05/18/2034	1,878	2,234
(2.75) * 1-Month LIBOR + 19.66%, 16.27% (A), 04/16/2034	45,961	63,525
(3.00) * 1-Month LIBOR + 20.21%, 16.50% (A), 09/20/2037	13,366	17,856
(3.50) * 1-Month LIBOR + 23.28%, 18.95% (A), 04/20/2037	46,134	64,558
(4.91) * 1-Month LIBOR + 29.46%, 23.39% (A), 09/20/2034	24,776	38,799
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 4.46% (A), 12/20/2038	50,676	6,749
(1.00) * 1-Month LIBOR + 5.83%, 4.59% (A), 02/20/2038	87,457	12,218
(1.00) * 1-Month LIBOR + 6.00%, 4.76% (A), 11/20/2037	79,135	12,891
(1.00) * 1-Month LIBOR + 6.08%, 4.84% (A), 06/20/2039	57,103	8,114
(1.00) * 1-Month LIBOR + 6.10%, 4.86% (A), 10/20/2034	105,895	15,969
(1.00) * 1-Month LIBOR + 6.10%, 4.87% (A), 02/16/2039	30,361	4,031
(1.00) * 1-Month LIBOR + 6.20%, 4.96% (A), 03/20/2037 - 06/20/2038	174,100	27,733
(1.00) * 1-Month LIBOR + 6.27%, 5.03% (A), 04/20/2039	73,112	9,249
(1.00) * 1-Month LIBOR + 6.30%, 5.06% (A), 09/20/2035 - 03/20/2039	226,328	32,496
(1.00) * 1-Month LIBOR + 6.40%, 5.17% (A), 05/16/2038 - 06/16/2039	261,263	35,319
(1.00) * 1-Month LIBOR + 6.47%, 5.24% (A), 06/16/2037	76,277	12,277
(1.00) * 1-Month LIBOR + 6.50%, 5.27% (A), 03/16/2034	55,235	893
(1.00) * 1-Month LIBOR + 6.55%, 5.31% (A), 11/20/2037 - 12/20/2037	75,622	12,568
(1.00) * 1-Month LIBOR + 6.70%, 5.46% (A), 07/20/2036	8,517	139
5.50%, 10/16/2037	136,655	16,849
(1.00) * 1-Month LIBOR + 6.75%, 5.51% (A), 07/20/2037	146,053	22,828
(1.00) * 1-Month LIBOR + 6.78%, 5.54% (A), 08/20/2037	100,008	17,749

The notes are an integral part of this report. Transamerica Series Trust	Page 26	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.81%, 5.58% (A), 04/16/2037	$ 47,872	$ 8,966
6.50%, 03/20/2039	39,517	10,501
(1.00) * 1-Month LIBOR + 7.95%, 6.72% (A), 04/16/2032	80,936	14,406
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	221,819	199,672
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2021	8,265,000	7,872,160
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	335,000	264,515
Tennessee Valley Authority
4.25%, 09/15/2065	632,000	719,390
4.63%, 09/15/2060	22,000	26,664
5.25%, 09/15/2039	400,000	524,534
5.88%, 04/01/2036	150,000	207,238
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 03/15/2032	1,250,000	983,673
01/15/2038	150,000	74,222
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	347,323	396,153

Total U.S. Government Agency Obligations (Cost $186,232,928)		187,685,114

U.S. GOVERNMENT OBLIGATIONS - 18.9%
U.S. Treasury - 18.7%
U.S. Treasury Bond
2.75%, 11/15/2042	400,000	394,812
3.13%, 02/15/2043	800,000	844,156
3.88%, 08/15/2040	1,020,000	1,212,844
4.25%, 05/15/2039 - 11/15/2040	1,400,000	1,756,483
4.38%, 02/15/2038 - 05/15/2041	6,200,000	7,887,067
4.50%, 05/15/2038 - 08/15/2039	4,000,000	5,171,445
5.25%, 02/15/2029	130,000	167,431
5.50%, 08/15/2028	150,000	195,457
U.S. Treasury Bond, Principal Only STRIPS
11/15/2017 - 02/15/2032 (F)	12,390,000	9,826,025
02/15/2018 - 08/15/2041	63,696,260	47,755,753
U.S. Treasury Note
0.75%, 03/31/2018	80,000	79,816
0.88%, 07/31/2019	70,000	69,270
1.00%, 06/30/2019 - 11/30/2019	4,646,000	4,598,400
1.13%, 07/31/2021	3,000,000	2,926,992
1.25%, 11/30/2018 - 07/31/2023	3,740,000	3,608,239
1.38%, 12/15/2019 - 09/30/2023	17,500,000	17,278,300
1.50%, 08/31/2018 - 01/31/2022	3,500,000	3,450,871
1.63%, 08/15/2022	500,000	493,633
1.75%, 09/30/2022 - 01/31/2023	728,000	720,166
2.00%, 10/31/2021 - 02/15/2023	3,150,000	3,152,719
2.63%, 08/15/2020 - 11/15/2020	5,200,000	5,352,394
2.75%, 12/31/2017	50,000	50,194

		116,992,467

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	226,518	285,039
2.50%, 01/15/2029	114,018	137,638

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	$ 454,458	$ 456,005
1.38%, 01/15/2020	343,005	355,296

		1,233,978

Total U.S. Government Obligations (Cost $114,824,318)		118,226,445

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (K)	11,170,642	11,170,642

Total Securities Lending Collateral (Cost $11,170,642)		11,170,642

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp. 0.12% (K), dated 09/29/2017, to be repurchased at $24,852,409 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $25,354,146.	$ 24,852,161	24,852,161

Total Repurchase Agreement (Cost $24,852,161)		24,852,161

Total Investments (Cost $624,990,255)		635,113,676
Net Other Assets (Liabilities) - (1.4)%		(8,576,723)

Net Assets - 100.0%		$ 626,536,953

The notes are an integral part of this report. Transamerica Series Trust	Page 27	September 30, 2017 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$83,357,754	$—	$83,357,754
Corporate Debt Securities	—	177,234,336	28,450	177,262,786
Foreign Government Obligations	—	7,016,092	—	7,016,092
Mortgage-Backed Securities	—	24,757,562	—	24,757,562
Municipal Government Obligations	—	785,120	—	785,120
U.S. Government Agency Obligations	—	187,685,114	—	187,685,114
U.S. Government Obligations	—	118,226,445	—	118,226,445
Securities Lending Collateral	11,170,642	—	—	11,170,642
Repurchase Agreement	—	24,852,161	—	24,852,161

Total Investments	$11,170,642	$623,914,584	$28,450	$635,113,676

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $117,677,076, representing 18.8% of the Portfolio’s net assets.
(C)	Illiquid security. At September 30, 2017, the value of such securities amounted to $8,102,984 or 1.3% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,945,382. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2017; the maturity date disclosed is the ultimate maturity date.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $28,450, representing less than 0.1% of the Portfolio’s net assets.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rates disclosed reflect the yields at September 30, 2017.
(L)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 28	September 30, 2017 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 1.4%
General Dynamics Corp.	65,067	$ 13,376,474
Northrop Grumman Corp.	43,254	12,445,041
United Technologies Corp.	45,605	5,293,828

		31,115,343

Air Freight & Logistics - 0.1%
FedEx Corp.	9,835	2,218,579

Airlines - 0.8%
Delta Air Lines, Inc.	223,851	10,794,095
United Continental Holdings, Inc. (A)	113,073	6,883,884

		17,677,979

Auto Components - 0.4%
Delphi Automotive PLC	75,143	7,394,071
Lear Corp.	15,696	2,716,664

		10,110,735

Automobiles - 0.3%
Ford Motor Co.	616,290	7,376,991

Banks - 5.9%
Bank of America Corp.	1,629,458	41,290,466
Citigroup, Inc.	525,498	38,224,724
Comerica, Inc., Class A	58,400	4,453,584
KeyCorp	456,063	8,583,106
Regions Financial Corp.	118,923	1,811,197
SunTrust Banks, Inc.	49,780	2,975,351
SVB Financial Group (A)	15,004	2,807,098
Wells Fargo & Co.	605,161	33,374,629
Zions Bancorporation	38,490	1,815,958

		135,336,113

Beverages - 2.7%
Coca-Cola Co.	133,972	6,030,080
Constellation Brands, Inc., Class A	62,498	12,465,226
Molson Coors Brewing Co., Class B	185,869	15,174,345
PepsiCo, Inc.	257,147	28,653,890

		62,323,541

Biotechnology - 3.0%
AbbVie, Inc., Class G	27,300	2,425,878
Alexion Pharmaceuticals, Inc. (A)	25,673	3,601,665
Amgen, Inc.	6,700	1,249,215
Biogen, Inc. (A)	50,332	15,759,956
BioMarin Pharmaceutical, Inc. (A)	10,322	960,669
Celgene Corp. (A)	139,647	20,363,325
Gilead Sciences, Inc.	198,843	16,110,260
Vertex Pharmaceuticals, Inc. (A)	57,439	8,733,026

		69,203,994

Building Products - 0.6%
Allegion PLC	100,069	8,652,967
Masco Corp.	131,036	5,111,714

		13,764,681

Capital Markets - 3.5%
Ameriprise Financial, Inc.	8,208	1,218,970
Bank of New York Mellon Corp.	237,179	12,575,231
BlackRock, Inc., Class A	3,704	1,656,021

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Charles Schwab Corp.	416,057	$ 18,198,333
Intercontinental Exchange, Inc.	154,901	10,641,699
Morgan Stanley	494,588	23,824,304
State Street Corp.	130,278	12,446,760

		80,561,318

Chemicals - 2.2%
Albemarle Corp.	16,700	2,276,377
Celanese Corp., Series A	45,920	4,788,078
DowDuPont, Inc.	409,628	28,358,547
Eastman Chemical Co.	159,070	14,394,244
Mosaic Co.	37,032	799,521

		50,616,767

Communications Equipment - 0.4%
Cisco Systems, Inc.	212,704	7,153,236
Harris Corp.	11,980	1,577,526

		8,730,762

Construction Materials - 0.1%
Vulcan Materials Co.	12,100	1,447,160

Consumer Finance - 1.0%
American Express Co.	153,839	13,916,276
Capital One Financial Corp.	95,543	8,088,670

		22,004,946

Containers & Packaging - 0.4%
Crown Holdings, Inc. (A)	76,955	4,595,752
WestRock Co.	84,616	4,800,266

		9,396,018

Diversified Consumer Services - 0.1%
H&R Block, Inc.	43,900	1,162,472

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	183,718	33,679,184
Voya Financial, Inc.	75,760	3,022,066

		36,701,250

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	387,700	15,186,209
Verizon Communications, Inc.	295,363	14,617,515

		29,803,724

Electric Utilities - 2.7%
American Electric Power Co., Inc.	82,010	5,760,382
Duke Energy Corp.	59,800	5,018,416
Edison International	88,994	6,867,667
Exelon Corp.	160,800	6,057,336
NextEra Energy, Inc.	143,513	21,031,830
PG&E Corp.	85,550	5,825,100
Xcel Energy, Inc.	259,114	12,261,275

		62,822,006

Electrical Equipment - 0.7%
Eaton Corp. PLC	195,854	15,039,629

Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity, Ltd.	147,602	12,259,822

Energy Equipment & Services - 0.0% (B)
Halliburton Co.	17,485	804,835

Equity Real Estate Investment Trusts - 2.4%
AvalonBay Communities, Inc.	47,847	8,536,862

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Boston Properties, Inc.	25,000	$ 3,072,000
Brixmor Property Group, Inc.	60,000	1,128,000
Digital Realty Trust, Inc.	16,800	1,987,944
Equinix, Inc.	9,500	4,239,850
Equity Residential	17,500	1,153,775
Extra Space Storage, Inc.	57,200	4,571,424
Federal Realty Investment Trust	32,760	4,069,120
HCP, Inc.	104,880	2,918,810
Mid-America Apartment Communities, Inc.	21,140	2,259,443
Omega Healthcare Investors, Inc. (C)	32,850	1,048,244
Prologis, Inc., Class A	75,103	4,766,036
Public Storage	42,903	9,180,813
Regency Centers Corp.	22,701	1,408,370
SBA Communications Corp., Class A (A)	8,220	1,184,091
Vornado Realty Trust, Class A	46,400	3,567,232

		55,092,014

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	96,225	15,808,805
Wal-Mart Stores, Inc.	13,825	1,080,286
Walgreens Boots Alliance, Inc.	214,740	16,582,223

		33,471,314

Food Products - 1.0%
Archer-Daniels-Midland Co.	39,014	1,658,485
J.M. Smucker, Co.	6,148	645,110
Kraft Heinz Co.	21,221	1,645,689
McCormick & Co., Inc.	11,491	1,179,436
Mondelez International, Inc., Class A	439,608	17,874,461

		23,003,181

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	291,810	15,570,982
Becton Dickinson and Co.	52,552	10,297,564
Boston Scientific Corp. (A)	466,295	13,601,825
Cooper Cos., Inc.	5,323	1,262,137
Danaher Corp.	74,517	6,392,068
Zimmer Biomet Holdings, Inc., Class A	69,732	8,164,920

		55,289,496

Health Care Providers & Services - 2.8%
AmerisourceBergen Corp., Class A	27,000	2,234,250
Cigna Corp.	83,289	15,570,046
HCA Healthcare, Inc. (A)	13,509	1,075,181
Humana, Inc., Class A	24,991	6,088,557
UnitedHealth Group, Inc.	195,962	38,379,158

		63,347,192

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	27,600	1,782,132
Hilton Worldwide Holdings, Inc.	33,300	2,312,685
McDonald’s Corp.	14,000	2,193,520
Royal Caribbean Cruises, Ltd., Class A	92,822	11,003,120
Starbucks Corp.	176,231	9,465,367
Yum! Brands, Inc.	36,220	2,666,154

		29,422,978

Household Durables - 0.5%
D.R. Horton, Inc.	104,583	4,175,999
Mohawk Industries, Inc. (A)	6,290	1,556,838
Newell Brands, Inc.	23,343	996,046
PulteGroup, Inc.	41,683	1,139,196
Toll Brothers, Inc.	108,896	4,515,917

		12,383,996

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.2%
Kimberly-Clark Corp.	102,039	$ 12,007,950
Procter & Gamble Co.	171,290	15,583,964

		27,591,914

Industrial Conglomerates - 2.2%
General Electric Co.	873,773	21,127,831
Honeywell International, Inc.	212,344	30,097,639

		51,225,470

Insurance - 2.6%
American International Group, Inc.	172,111	10,565,894
Arthur J. Gallagher & Co.	123,889	7,625,368
Brighthouse Financial, Inc. (A)	15,306	930,605
Chubb, Ltd.	103,790	14,795,265
Everest Re Group, Ltd.	3,926	896,659
Hartford Financial Services Group, Inc.	109,667	6,078,842
MetLife, Inc.	382,052	19,847,601

		60,740,234

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (A)	39,738	38,202,126
Priceline Group, Inc. (A)	3,034	5,554,708

		43,756,834

Internet Software & Services - 5.8%
Alphabet, Inc., Class A (A)	40,579	39,512,584
Alphabet, Inc., Class C (A)	41,110	39,429,012
Facebook, Inc., Class A (A)	314,272	53,699,657

		132,641,253

IT Services - 4.1%
Accenture PLC, Class A	212,810	28,744,247
Automatic Data Processing, Inc.	10,500	1,147,860
Fidelity National Information Services, Inc.	105,003	9,806,230
International Business Machines Corp.	51,825	7,518,771
Vantiv, Inc., Class A (A)	62,460	4,401,556
Visa, Inc., Class A	369,622	38,899,019
WEX, Inc. (A)	26,430	2,965,975

		93,483,658

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	77,053	4,946,803
Illumina, Inc. (A)	26,382	5,255,294
Thermo Fisher Scientific, Inc.	39,934	7,555,513

		17,757,610

Machinery - 2.7%
Deere & Co.	75,587	9,492,971
Fortive Corp.	15,808	1,119,048
Ingersoll-Rand PLC	209,450	18,676,657
PACCAR, Inc.	117,215	8,479,333
Parker-Hannifin Corp.	14,470	2,532,539
Snap-on, Inc.	37,802	5,632,876
Stanley Black & Decker, Inc.	114,412	17,272,780

		63,206,204

Media - 3.9%
Charter Communications, Inc., Class A (A)	56,748	20,623,358
Comcast Corp., Class A	720,616	27,729,304
DISH Network Corp., Class A (A)	103,781	5,628,044
Sirius XM Holdings, Inc. (C)	198,705	1,096,852
Time Warner, Inc.	38,761	3,971,064

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	518,140	$ 13,668,533
Walt Disney Co.	176,419	17,389,621

		90,106,776

Metals & Mining - 0.2%
Alcoa Corp.	55,700	2,596,734
Newmont Mining Corp.	51,453	1,930,002
Nucor Corp.	21,300	1,193,652

		5,720,388

Multi-Utilities - 0.4%
CMS Energy Corp.	117,659	5,449,965
NiSource, Inc., Class B	137,760	3,525,278

		8,975,243

Multiline Retail - 0.3%
Dollar Tree, Inc. (A)	77,454	6,724,556

Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp., Class A	134,110	6,551,273
Cabot Oil & Gas Corp.	48,170	1,288,548
Chevron Corp.	156,134	18,345,745
Concho Resources, Inc. (A)	54,471	7,174,920
Diamondback Energy, Inc. (A)	84,654	8,292,706
EOG Resources, Inc.	162,584	15,728,376
EQT Corp.	76,535	4,993,143
Exxon Mobil Corp.	357,916	29,341,954
Kinder Morgan, Inc.	443,655	8,509,303
Occidental Petroleum Corp.	210,987	13,547,475
Phillips 66	50,900	4,662,949
Pioneer Natural Resources Co.	103,668	15,295,177
Valero Energy Corp.	63,501	4,885,132

		138,616,701

Pharmaceuticals - 5.5%
Allergan PLC	76,781	15,736,266
Bristol-Myers Squibb Co.	283,026	18,040,077
Eli Lilly & Co.	190,730	16,315,044
Johnson & Johnson	181,743	23,628,408
Merck & Co., Inc.	233,597	14,957,216
Mylan NV (A)	35,500	1,113,635
Pfizer, Inc.	1,012,072	36,130,970

		125,921,616

Road & Rail - 1.6%
Norfolk Southern Corp.	89,280	11,806,387
Union Pacific Corp.	221,355	25,670,540

		37,476,927

Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc., Class A	223,304	19,242,105
Broadcom, Ltd.	102,724	24,914,679
Microchip Technology, Inc.	83,200	7,469,696
NVIDIA Corp.	50,800	9,081,516
Texas Instruments, Inc.	314,681	28,208,005

		88,916,001

Software - 5.1%
Adobe Systems, Inc. (A)	193,333	28,841,417
Microsoft Corp.	1,099,159	81,876,354
Oracle Corp.	29,673	1,434,690
Symantec Corp.	63,600	2,086,716
Workday, Inc., Class A (A)	25,775	2,716,427

		116,955,604

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.8%
Best Buy Co., Inc.	90,338	$ 5,145,652
Home Depot, Inc.	179,361	29,336,285
Lowe’s Cos., Inc.	222,323	17,772,501
O’Reilly Automotive, Inc. (A)	33,067	7,121,640
Ross Stores, Inc.	114,351	7,383,644
TJX Cos., Inc.	263,595	19,434,859

		86,194,581

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	601,190	92,655,403
HP, Inc.	423,024	8,443,559

		101,098,962

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	137,818	7,145,863

Tobacco - 1.4%
Altria Group, Inc.	16,018	1,015,861
Philip Morris International, Inc.	288,480	32,024,165

		33,040,026

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	70,600	2,546,542

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	59,449	3,665,625

Total Common Stocks (Cost $1,982,841,761)		2,295,997,424

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.98%(D), 03/01/2018(E)	$ 485,000	482,732

Total Short-Term U.S. Government Obligation (Cost $483,031)		482,732

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (D)	2,196,186	2,196,186

Total Securities Lending Collateral (Cost $2,196,186)		2,196,186

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp. 0.12% (D), dated 09/29/2017, to be repurchased at $14,516,011 on 10/02/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $14,807,507.	$ 14,515,866	14,515,866

Total Repurchase Agreement (Cost $14,515,866)		14,515,866

Total Investments (Cost $2,000,036,844)		$ 2,313,192,208
Net Other Assets (Liabilities) - (0.8)%		(17,339,066)

Net Assets - 100.0%		$ 2,295,853,142

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	153	12/15/2017	$18,963,706	$19,248,165	$284,459	$—

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,295,997,424	$—	$—	$2,295,997,424
Short-Term U.S. Government Obligation	—	482,732	—	482,732
Securities Lending Collateral	2,196,186	—	—	2,196,186
Repurchase Agreement	—	14,515,866	—	14,515,866

Total Investments	$2,298,193,610	$14,998,598	$—	$2,313,192,208

Other Financial Instruments
Futures Contracts (G)	$284,459	$—	$—	$284,459

Total Other Financial Instruments	$284,459	$—	$—	$284,459

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,123,623. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at September 30, 2017.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $109,486.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Auto Components - 1.0%
BorgWarner, Inc.	97,973	$ 5,019,157

Banks - 7.8%
Citizens Financial Group, Inc.	148,161	5,610,857
Fifth Third Bancorp	255,625	7,152,388
First Republic Bank, Class A	52,200	5,452,812
Huntington Bancshares, Inc., Class A	284,873	3,976,827
M&T Bank Corp.	53,085	8,548,808
SunTrust Banks, Inc.	121,498	7,261,935
Zions Bancorporation	46,915	2,213,450

		40,217,077

Beverages - 2.5%
Constellation Brands, Inc., Class A	25,856	5,156,979
Dr Pepper Snapple Group, Inc.	65,481	5,793,104
Molson Coors Brewing Co., Class B	25,842	2,109,741

		13,059,824

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	78,730	5,293,018

Capital Markets - 5.2%
Ameriprise Financial, Inc.	29,748	4,417,875
Invesco, Ltd.	158,093	5,539,579
Northern Trust Corp.	57,621	5,297,099
Raymond James Financial, Inc.	57,649	4,861,540
T. Rowe Price Group, Inc.	74,814	6,781,889

		26,897,982

Chemicals - 0.8%
Sherwin-Williams Co.	11,351	4,064,112

Communications Equipment - 0.9%
CommScope Holding Co., Inc. (A)	147,258	4,890,438

Consumer Finance - 0.8%
Ally Financial, Inc.	181,207	4,396,082

Containers & Packaging - 3.6%
Ball Corp.	185,608	7,665,611
Silgan Holdings, Inc.	160,444	4,721,867
WestRock Co.	113,340	6,429,778

		18,817,256

Distributors - 0.8%
Genuine Parts Co.	45,490	4,351,118

Electric Utilities - 3.3%
Edison International	96,885	7,476,616
Westar Energy, Inc., Class A	30,429	1,509,278
Xcel Energy, Inc.	170,200	8,053,864

		17,039,758

Electrical Equipment - 2.1%
AMETEK, Inc., Class A	67,976	4,489,135
Hubbell, Inc., Class B	40,026	4,643,817
Regal Beloit Corp.	22,099	1,745,821

		10,878,773

Electronic Equipment, Instruments & Components - 4.8%
Amphenol Corp., Class A	77,019	6,518,888

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc. (A)	76,689	$ 6,166,562
CDW Corp.	97,988	6,467,208
Keysight Technologies, Inc. (A)	133,325	5,554,320

		24,706,978

Equity Real Estate Investment Trusts - 9.2%
American Campus Communities, Inc.	49,450	2,183,217
American Homes 4 Rent, Class A	81,707	1,773,859
AvalonBay Communities, Inc.	23,950	4,273,159
Boston Properties, Inc.	33,807	4,154,204
Brixmor Property Group, Inc.	171,238	3,219,274
Essex Property Trust, Inc.	9,862	2,505,244
Federal Realty Investment Trust	20,689	2,569,781
GGP, Inc.	94,524	1,963,263
HCP, Inc.	29,457	819,788
JBG SMITH Properties (A)	25,133	859,800
Kimco Realty Corp.	165,643	3,238,321
Outfront Media, Inc.	140,517	3,538,218
Park Hotels & Resorts, Inc.	87,751	2,418,418
Rayonier, Inc.	113,358	3,274,913
Regency Centers Corp.	36,006	2,233,812
Vornado Realty Trust, Class A	50,266	3,864,450
Weyerhaeuser Co.	101,540	3,455,406
WP Carey, Inc.	23,481	1,582,385

		47,927,512

Food & Staples Retailing - 0.6%
Kroger Co.	164,316	3,296,179

Food Products - 0.6%
TreeHouse Foods, Inc. (A) (B)	49,532	3,354,802

Gas Utilities - 1.0%
National Fuel Gas Co. (B)	86,833	4,915,616

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp., Class A	49,023	4,056,653
Cigna Corp.	31,661	5,918,707
Henry Schein, Inc. (A)	41,614	3,411,932
Humana, Inc., Class A	21,849	5,323,072
Laboratory Corp. of America Holdings (A)	24,645	3,720,656
Universal Health Services, Inc., Class B	37,462	4,156,034

		26,587,054

Hotels, Restaurants & Leisure - 1.7%
Hilton Grand Vacations, Inc. (A)	19,376	748,495
Hilton Worldwide Holdings, Inc.	81,072	5,630,450
Marriott International, Inc., Class A	21,996	2,425,279

		8,804,224

Household Durables - 3.2%
Mohawk Industries, Inc. (A)	41,918	10,375,124
Newell Brands, Inc.	142,328	6,073,136

		16,448,260

Household Products - 0.4%
Energizer Holdings, Inc.	43,456	2,001,149

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	57,574	5,774,096

Insurance - 8.4%
Alleghany Corp. (A)	4,721	2,615,481
Chubb, Ltd.	18,691	2,664,402
Hartford Financial Services Group, Inc.	132,951	7,369,474
Loews Corp.	200,002	9,572,096
Marsh & McLennan Cos., Inc.	64,966	5,444,800

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	74,758	$ 3,619,782
Unum Group	83,222	4,255,141
WR Berkley Corp.	33,330	2,224,444
XL Group, Ltd.	150,946	5,954,820

		43,720,440

Internet & Direct Marketing Retail - 1.4%
Expedia, Inc.	49,052	7,060,545

Internet Software & Services - 0.5%
Match Group, Inc. (A) (B)	104,497	2,423,285

IT Services - 1.1%
Jack Henry & Associates, Inc.	57,220	5,881,644

Machinery - 2.2%
IDEX Corp.	42,048	5,107,571
Snap-on, Inc.	40,510	6,036,395

		11,143,966

Media - 1.5%
CBS Corp., Class B	58,314	3,382,212
DISH Network Corp., Class A (A)	81,579	4,424,029

		7,806,241

Multi-Utilities - 4.4%
CenterPoint Energy, Inc.	51,868	1,515,064
CMS Energy Corp.	166,006	7,689,398
Sempra Energy	55,507	6,335,014
WEC Energy Group, Inc.	117,834	7,397,619

		22,937,095

Multiline Retail - 1.7%
Kohl’s Corp.	124,413	5,679,454
Nordstrom, Inc.	63,976	3,016,468

		8,695,922

Oil, Gas & Consumable Fuels - 6.0%
Energen Corp. (A)	189,490	10,361,313
EQT Corp.	160,320	10,459,277
PBF Energy, Inc., Class A	133,975	3,699,050
Williams Cos., Inc.	225,737	6,774,367

		31,294,007

Personal Products - 1.8%
Coty, Inc., Class A	226,033	3,736,326
Edgewell Personal Care Co. (A)	74,212	5,400,407

		9,136,733

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A (A)	89,902	3,405,488

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc., Class A	44,823	3,862,398

Software - 1.2%
Synopsys, Inc. (A)	80,198	6,458,345

Specialty Retail - 3.9%
AutoZone, Inc. (A)	7,736	4,603,771
Bed Bath & Beyond, Inc.	87,330	2,049,635
Best Buy Co., Inc.	79,123	4,506,846
Gap, Inc., Class A	158,862	4,691,195
Tiffany & Co.	46,203	4,240,511

		20,091,958

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	44,585	$ 5,620,385
Ralph Lauren Corp., Class A	36,050	3,182,855

		8,803,240

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	65,935	4,982,708

Total Common Stocks (Cost $396,730,883)		496,444,480

SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (C)	9,661,287	9,661,287

Total Securities Lending Collateral (Cost $9,661,287)		9,661,287

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $23,986,992 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 06/30/2023, and with a value of $24,467,881.	$ 23,986,752	23,986,752

Total Repurchase Agreement (Cost $23,986,752)		23,986,752

Total Investments (Cost $430,378,922)		530,092,519
Net Other Assets (Liabilities) - (2.2)%		(11,420,079)

Net Assets - 100.0%		$ 518,672,440

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$ 496,444,480	$ —	$ —	$ 496,444,480
Securities Lending Collateral	9,661,287	—	—	9,661,287
Repurchase Agreement	—	23,986,752	—	23,986,752

Total Investments	$ 506,105,767	$ 23,986,752	$ —	$ 530,092,519

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,456,215. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.8%
Cayman Islands - 0.0% (A)
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	$ 321,107	$ 314,702

Ireland - 0.1%
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1-Month LIBOR + 0.95%, 2.18% (C), 10/15/2018 (B) (D)	744,000	744,113

United States - 8.7%
Aames Mortgage Investment Trust
Series 2005-3, Class M1,
1-Month LIBOR + 0.80%, 2.03% (C), 08/25/2035 (B)	302,443	295,060
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1-Month LIBOR + 0.80%, 2.04% (C), 12/27/2022 (B)	32,230	32,266
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 2.04% (C), 12/26/2044 (B)	210,680	209,724
Accredited Mortgage Loan Trust
Series 2005-4, Class A2D,
1-Month LIBOR + 0.32%, 1.56% (C), 12/25/2035	333,729	332,667
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 3.04% (C), 10/25/2032	416,465	414,774
Series 2003-HE1, Class M1,
1-Month LIBOR + 0.98%, 2.21% (C), 11/25/2033	740,509	726,513
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 2.21% (C), 12/25/2034	271,230	263,457
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	400,000	400,183
American Credit Acceptance Receivables Trust
Series 2016-3, Class A,
1.70%, 11/12/2020 (B)	103,827	103,800
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	289,000	293,520
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	284,000	285,182
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	150,000	167,625
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	175,000	198,475
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	238,952	247,106
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	292,500	318,154
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (B)	700,000	762,639
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	400,000	448,277

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (B)	$ 225,000	$ 224,590
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	450,000	451,203
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	496,392
Series 2017-1, Class B,
2.30%, 02/18/2022	235,000	235,441
Series 2017-1, Class C,
2.71%, 08/18/2022	127,000	127,400
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	285,567
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M2,
1-Month LIBOR + 2.55%, 3.79% (C), 12/25/2033	517,662	505,926
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (D)	1,500,000	1,500,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M2,
1-Month LIBOR + 2.58%, 3.82% (C), 01/25/2034	431,635	422,833
Series 2003-W9, Class M3B,
1-Month LIBOR + 3.12%, 4.36% (C), 01/25/2034	719,442	704,896
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 2.21% (C), 11/25/2033	779,718	768,747
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 3.71% (C), 11/25/2033	695,212	696,562
Series 2003-HE6, Class M3,
1-Month LIBOR + 3.00%, 4.24% (C), 11/25/2033	685,942	655,695
Series 2004-HE1, Class M1,
1-Month LIBOR + 1.05%, 2.28% (C), 01/15/2034	535,126	533,157
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 2.92% (C), 06/25/2034	948,603	898,689
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (B)	66,898	66,861
AXIS Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (B)	239,873	239,189
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	192,791	191,983
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	1,023,666	1,033,267
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (B) (D)	53,729	53,098

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Bayview Financial Acquisition Trust
Series 2004-C, Class M3,
1-Month LIBOR + 1.95%, 3.18% (C), 05/28/2044	$ 736,564	$ 748,480
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (B)	119,587	119,471
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	399,939	399,602
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 3.04% (C), 06/25/2034	292,920	286,505
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 3.11% (C), 08/25/2034	577,333	565,349
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
1-Month LIBOR + 1.80%, 3.04% (C), 03/25/2043	767,264	764,051
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	29,336	29,030
CAM Mortgage Trust
Series 2017-1, Class A1,
3.22% (C), 08/01/2057 (B)	302,117	302,328
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (D)	1,028,564	1,026,314
Capital Auto Receivables Asset Trust
Series 2016-2, Class A2A,
1.32%, 01/22/2019	56,412	56,397
CarFinance Capital Auto Trust
Series 2014-1A, Class B,
2.72%, 04/15/2020 (B)	38,971	39,064
Series 2014-2A, Class A,
1.44%, 11/16/2020 (B)	39,564	39,542
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	73,960	73,940
CarMax Auto Owner Trust
Series 2013-4, Class A4,
1.28%, 05/15/2019	37,226	37,216
Series 2014-2, Class A3,
0.98%, 01/15/2019	11,428	11,425
Series 2016-3, Class C,
2.20%, 06/15/2022	850,000	841,994
Series 2017-3, Class D,
3.46%, 10/16/2023	906,000	903,768
CarNow Auto Receivables Trust
Series 2016-1A, Class A,
2.26%, 05/15/2019 (B)	309,524	309,748
Series 2016-1A, Class B,
3.49%, 02/15/2021 (B)	463,000	464,260
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1-Month LIBOR + 0.60%, 1.84% (C), 01/25/2034	1,378,313	1,363,724
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 1.80% (C), 02/25/2033	258,024	241,750
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 1.84% (C), 07/25/2033	576,894	557,549

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CHEC Loan Trust
Series 2004, Class M2,
1-Month LIBOR + 0.98%, 2.21% (C), 07/25/2034	$ 325,867	$ 313,769
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	149,058	150,483
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	650,000	672,437
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	84,709	85,333
CLUB Credit Trust
Series 2017-NP1, Class A,
2.39%, 04/17/2023 (B)	201,802	201,899
Continental Credit Card
Series 2016-1A, Class A,
4.56%, 01/15/2023 (B)	423,281	423,223
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.92% (C), 06/25/2040 (B)	319,505	29,592
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1-Month LIBOR + 0.95%, 2.18% (C), 01/25/2035	441,076	440,015
CPS Auto Receivables Trust
Series 2013-A, Class A,
1.31%, 06/15/2020 (B)	19,019	19,015
Series 2014-C, Class C,
3.77%, 08/17/2020 (B)	100,000	101,509
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	1,754	1,754
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	100,000	102,335
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	51,904	51,888
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	100,000	101,913
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	120,873	120,873
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	91,457	91,573
Series 2016-A, Class B,
3.34%, 05/15/2020 (B)	591,457	597,062
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	88,672	88,756
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	560,000	563,656
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	1,150,000	1,146,466
Series 2017-C, Class D,
3.79%, 06/15/2023 (B)	791,000	788,182
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	470,470	471,590
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	360,000	361,050
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	250,000	250,072
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	252,473

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Credit Acceptance Auto Loan Trust (continued)
Series 2017-2A, Class B,
3.02%, 04/15/2026 (B)	$ 1,380,000	$ 1,376,307
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	250,000	249,027
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1-Month LIBOR + 1.05%, 2.29% (C), 12/25/2033	862,112	848,402
Series 2004-CB2, Class M1,
1-Month LIBOR + 0.78%, 2.02% (C), 07/25/2033	920,635	868,936
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
1-Month LIBOR + 1.91%, 3.14% (C), 08/25/2034	342,562	344,527
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	300,181
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	400,000	408,601
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	286,000	294,171
Series 2016-BA, Class B,
2.56%, 06/15/2020 (B)	135,470	135,797
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	602,000	621,728
Series 2017-1, Class C,
2.84%, 04/15/2022	643,000	647,173
Series 2017-1, Class D,
3.84%, 03/15/2023	1,130,000	1,143,820
Series 2017-2, Class C,
2.75%, 09/15/2023	1,021,000	1,019,542
Series 2017-AA, Class B,
2.51%, 01/15/2021 (B)	163,000	163,858
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	260,000	262,761
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	346,000	351,897
DT Auto Owner Trust
Series 2016-3A, Class A,
1.75%, 11/15/2019 (B)	116,409	116,425
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	550,000	551,620
Series 2016-4A, Class B,
2.02%, 08/17/2020 (B)	178,000	177,919
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	309,600	311,030
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	315,000	315,139
Series 2017-2A, Class C,
3.03%, 01/17/2023 (B)	549,000	548,761
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	302,000	302,066
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	233,170	232,661
Exeter Automobile Receivables Trust
Series 2014-2A, Class C,
3.26%, 12/16/2019 (B)	57,933	58,278
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	5,563	5,562
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	55,416	55,464
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	445,000	460,953

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust (continued)
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	$ 193,151	$ 193,211
Series 2016-3A, Class A,
1.84%, 11/16/2020 (B)	540,352	539,985
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	226,000	226,570
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	165,000	166,966
Series 2017-3A, Class A,
2.05%, 12/15/2021 (B)	431,000	430,670
Series 2017-3A, Class C,
3.68%, 07/17/2023 (B)	910,000	907,302
Fifth Third Auto Trust
Series 2014-3, Class A3,
0.96%, 03/15/2019	15,085	15,077
First Franklin Mortgage Loan Trust
Series 2006-FF2, Class A4,
1-Month LIBOR + 0.20%, 1.44% (C), 02/25/2036	211,790	210,445
First Investors Auto Owner Trust
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	93,908	93,912
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	9,882	9,882
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	76,064	76,110
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (B)	181,189	180,891
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	667,000	666,078
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,498,094
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	840,493	839,555
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	240,000	241,513
Flagship Credit Auto Trust
Series 2014-1, Class B,
2.55%, 02/18/2020 (B)	19,843	19,887
Series 2014-2, Class A,
1.43%, 12/16/2019 (B)	5,477	5,477
Series 2014-2, Class B,
2.84%, 11/16/2020 (B)	134,000	134,632
Series 2014-2, Class C,
3.95%, 12/15/2020 (B)	66,000	67,005
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	86,643	86,630
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	309,746	310,768
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	189,000	191,716
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	126,000	130,064
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	222,777	224,173
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	600,000	636,749
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	423,000	419,927
Ford Credit Auto Owner Trust
Series 2014-C, Class A3,
1.06%, 05/15/2019	117,892	117,814
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (B)	13,698	13,686

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	$ 75,081	$ 75,038
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	202,718	202,686
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	240,000	240,490
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	800,000	798,461
GMAT Trust
Series 2013-1A, Class A,
6.97% (C), 11/25/2043 (B)	67,141	67,245
GO Financial Auto Securitization Trust
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	286,341	288,925
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	159,222	159,374
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	370,036	375,984
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	211,497	215,419
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (B)	1,375,000	1,368,428
Series 2016-T1, Class BT1,
3.12%, 10/15/2048 (B)	308,000	306,232
HERO Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	290,656	289,465
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	761,249	793,009
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	261,832	262,072
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 2.53% (C), 08/25/2033	1,006,812	991,939
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 2.09% (C), 08/25/2034	932,388	922,678
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 4.54% (C), 11/25/2034	238,456	216,308
Series 2006-B, Class 2A3,
1-Month LIBOR + 0.19%, 1.43% (C), 06/25/2036	674,147	654,872
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (B)	1,960,000	2,008,589
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.86% (C), 08/25/2038 (B)	1,247,660	30,445
Series 2013-2, Class A,
1.60% (C), 03/25/2039 (B)	1,015,754	43,310
Series 2014-2, Class A,
3.28% (C), 04/25/2040 (B)	521,926	43,337
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (B)	113,864	114,548
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (B)	101,925	102,256

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (B)	$ 445,000	$ 454,333
Series 2017-1A, Class A,
2.83%, 12/22/2025 (B)	454,000	454,197
Series 2017-1A, Class B,
3.77%, 12/22/2025 (B)	1,930,000	1,940,881
Series 2017-1A, Class C,
5.41%, 12/22/2025 (B)	1,200,000	1,205,392
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 2.14% (C), 07/25/2034	826,214	824,457
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 2.85% (C), 07/25/2034	253,253	255,644
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 2.14% (C), 10/25/2034	821,479	803,323
LV Tower 52
Series 2013-1, Class A,
5.75%, 02/15/2023 (B) (D)	1,100,492	1,101,868
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (B)	782,000	786,306
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (B)	235,053	235,869
Series 2017-1A, Class A,
2.83%, 03/15/2024 (B)	755,698	758,945
Series 2017-2A, Class A,
2.39%, 07/15/2024 (B)	2,439,517	2,442,153
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 2.14% (C), 09/25/2034	289,194	285,431
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 1.99% (C), 12/25/2034	325,940	328,494
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
1-Month LIBOR + 2.33%, 3.56% (C), 11/25/2033	844,205	841,583
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 2.20% (C), 09/25/2034	1,000,000	995,540
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 2.06% (C), 12/25/2033	311,057	309,352
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 2.17% (C), 07/25/2034	541,385	545,661
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 2.74% (C), 09/25/2034	651,031	635,186
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1-Month LIBOR + 0.98%, 2.22% (C), 02/25/2033	780,226	762,733

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Murray Hill Marketplace Trust
Series 2016-LC1, Class A,
4.19%, 11/25/2022 (B)	$ 207,671	$ 208,533
Nationstar HECM Loan Trust
Series 2016-2A, Class A,
2.24% (C), 06/25/2026 (B)	87,711	88,519
Series 2016-3A, Class A,
2.01%, 08/25/2026 (B)	115,078	116,558
Series 2017-1A, Class M1,
2.94%, 05/25/2027 (B)	100,000	100,321
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 2.24% (C), 08/25/2034	510,907	510,291
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 3.26% (C), 08/25/2034	306,552	300,910
Series 2004-4, Class M1,
1-Month LIBOR + 0.77%, 2.00% (C), 02/25/2035	1,011,113	1,001,865
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	500,000	496,288
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	375,000	374,943
Nissan Auto Receivables Owner Trust
Series 2014-B, Class A3,
1.11%, 05/15/2019	60,092	60,046
NovaStar Mortgage Funding Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.13%, 2.36% (C), 12/25/2033	422,762	399,285
NRPL Trust
Series 2015-2A, Class A1,
3.75% (C), 10/25/2057 (B)	457,602	458,145
NRZ Advance Receivables Trust
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (B)	229,000	227,202
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (B)	1,204,000	1,198,862
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (B)	490,388	491,849
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (B)	526,316	520,295
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (B)	246,000	246,123
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B)	372,000	374,314
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B)	100,000	102,520
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (B)	161,084	161,172
OneMain Financial Issuance Trust
Series 2014-1A, Class A,
2.43%, 06/18/2024 (B)	175	176
Series 2014-1A, Class B,
3.24%, 06/18/2024 (B)	100,000	100,064
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	162,896	163,082
Series 2014-2A, Class B,
3.02%, 09/18/2024 (B)	280,000	280,687

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
OneMain Financial Issuance Trust (continued)
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	$ 863,000	$ 871,444
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	754,516	755,917
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	279,000	278,896
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	515,000	527,180
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	629,000	637,074
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (B)	571,000	576,406
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (B)	357,000	359,352
Series 2017-A, Class B,
3.97% (C), 06/08/2023 (B)	1,000,000	988,041
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-6, Class A2,
1-Month LIBOR + 0.66%, 1.90% (C), 11/25/2033	508,057	496,350
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 1.65%, 2.89% (C), 01/25/2034	680,582	661,336
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
1-Month LIBOR + 1.25%, 2.48% (C), 01/25/2036	500,000	510,314
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	1,389,711	1,395,395
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	327,000	329,152
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	1,665,263	1,687,282
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	250,000	259,914
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	200,000	210,415
Series 2017-SFR1, Class A,
2.77%, 08/17/2034 (B)	167,849	167,937
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	2,000,000	2,000,954
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (B)	396,587	398,072
Series 2017-2A, Class A,
2.41%, 09/15/2023 (B)	599,000	599,740
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (B)	650,000	652,235
Series 2016-A, Class NT,
5.50%, 02/27/2019 (D)	178,566	178,566
RAMP Series Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 2.21% (C), 06/25/2035	1,250,000	1,250,320

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
RAMP Trust
Series 2006-RZ2, Class A3,
1-Month LIBOR + 0.27%, 1.51% (C), 05/25/2036	$ 974,529	$ 958,299
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 1.88% (C), 03/25/2035	701,306	703,244
Series 2005-KS9, Class M3,
1-Month LIBOR + 0.46%, 1.70% (C), 10/25/2035	1,036,442	1,036,291
RBSHD Trust
Series 2013-1A, Class A,
7.69% (C), 10/25/2047 (B) (D)	125,780	126,053
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1-Month LIBOR + 0.88%, 2.12% (C), 08/25/2033	891,105	868,481
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	304,397	303,534
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B) (D)	1,272,281	1,272,281
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 2.96% (C), 02/25/2034	482,897	479,333
Series 2004-OP2, Class M1,
1-Month LIBOR + 0.98%, 2.21% (C), 08/25/2034	715,381	701,080
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (B)	72,100	72,286
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (B)	10,259	10,262
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	259,815	262,470
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 1.91% (C), 06/25/2035	1,000,000	992,803
Series 2006-OPT3, Class 2A3,
1-Month LIBOR + 0.17%, 1.41% (C), 06/25/2036	378,004	372,412
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1-Month LIBOR + 0.90%, 2.14% (C), 11/25/2034	731,952	701,946
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	492,785	496,144
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	769,000	774,371
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (B)	700,000	694,355

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1-Month LIBOR + 0.98%, 2.21% (C), 11/25/2033	$ 420,511	$ 403,216
Series 2004-6, Class M2,
1-Month LIBOR + 1.95%, 3.19% (C), 07/25/2034	278,246	276,561
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
1-Month LIBOR + 0.17%, 1.41% (C), 01/25/2037	404,387	391,793
Series 2007-BC3, Class 1A2,
1-Month LIBOR + 0.14%, 1.38% (C), 05/25/2047	117,627	117,533
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-GEL1, Class A,
1-Month LIBOR + 0.72%, 1.96% (C), 02/25/2034	776,914	733,671
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A3,
0.93%, 07/16/2018	3,864	3,863
Tricolor Auto Securitization Trust
Series 2017-1, Class A,
5.09%, 05/15/2020 (B) (D)	497,961	497,438
Tricon American Homes Trust
Series 2015-SFR1, Class A,
1-Month LIBOR + 1.25%, 2.57% (C), 05/17/2032 (B)	137,660	138,560
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	353,000	350,990
U.S. Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47% (C), 07/27/2036 (B)	302,235	302,475
Upstart Securitization Trust
Series 2017-1, Class A,
2.64%, 06/20/2024 (B)	398,145	397,940
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	100,000	99,533
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (B) (D)	840,000	840,000
VML LLC
Series 2014-NPL1, Class A1,
3.88% (C), 04/27/2054 (B)	12,250	12,236
VOLT LIV LLC
Series 2017-NPL1, Class A1,
3.50% (C), 02/25/2047 (B)	403,193	405,671
VOLT LIX LLC
Series 2017-NPL6, Class A1,
3.25% (C), 05/25/2047 (B)	318,699	319,569
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (C), 03/25/2047 (B)	336,527	339,011
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (C), 03/25/2047 (B)	670,691	675,835
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (C), 04/25/2047 (B)	593,786	597,024
VOLT LVIII LLC
Series 2017-NPL5, Class A1,
3.38% (C), 05/28/2047 (B)	469,461	472,395

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VOLT LX LLC
Series 2017-NPL7, Class A1,
3.25% (C), 04/25/2059 (B)	$ 493,081	$ 494,975
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (C), 06/25/2047 (B)	618,103	619,686
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (C), 04/25/2055 (B)	57,269	57,289
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (C), 11/27/2045 (B)	190,366	191,014
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (C), 02/25/2055 (B)	119,102	119,487
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (C), 02/25/2055 (B)	214,713	215,923
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (C), 06/26/2045 (B)	830,616	832,133
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
1-Month LIBOR + 0.30%, 1.54% (C), 04/25/2034	882,786	879,770
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	403,789	404,873
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	250,000	253,303
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (B)	195,113	195,134
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	180,000	182,978
Series 2016-3A, Class C,
2.46%, 01/18/2022 (B)	863,000	860,679
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	216,000	216,968
Series 2017-2A, Class C,
2.59%, 12/15/2022 (B)	1,231,000	1,227,804
World Omni Auto Receivables Trust
Series 2013-B, Class A4,
1.32%, 01/15/2020	70,618	70,613

		128,363,126

Total Asset-Backed Securities (Cost $127,087,713)		129,421,941

CORPORATE DEBT SECURITIES - 26.5%
Australia - 0.5%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	216,000	222,225
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	400,000	416,236
Fixed until 06/15/2026, 6.75% (C), 06/15/2026 (B) (E) (F)	450,000	508,500
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	185,000	192,905
5.00%, 09/30/2043	140,000	165,157
Commonwealth Bank of Australia
2.25%, 03/10/2020 (B)	845,000	849,219
2.50%, 09/18/2022 (B)	300,000	299,595
4.50%, 12/09/2025 (B)	200,000	209,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	$ 184,000	$ 180,959
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (B)	594,000	594,080
2.60%, 06/24/2019 (B)	182,000	183,420
2.85%, 07/29/2020 (B)	150,000	152,010
4.00%, 07/29/2025 (B) (F)	150,000	157,439
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	30,000	32,407
6.25%, 01/14/2021 (B)	80,000	89,335
National Australia Bank, Ltd.
3.38%, 01/14/2026	250,000	254,295
Newcrest Finance Pty, Ltd.
5.75%, 11/15/2041 (B)	53,000	59,115
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	300,000	301,782
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	304,000	303,635
2.50%, 06/28/2022	490,000	489,765
2.60%, 11/23/2020	285,000	288,876
3.35%, 03/08/2027	130,000	132,207
Fixed until 11/23/2026, 4.32% (C), 11/23/2031, MTN	645,000	662,679

		6,745,091

Canada - 1.1%
Agrium, Inc.
3.38%, 03/15/2025	120,000	120,732
4.13%, 03/15/2035	470,000	477,499
5.25%, 01/15/2045	114,000	130,637
Air Canada Pass-Through Trust
3.60%, 09/15/2028 (B)	310,078	317,055
4.13%, 11/15/2026 (B)	51,650	54,912
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	236,460
Bank of Montreal
2.35%, 09/11/2022, MTN	400,000	395,980
2.38%, 01/25/2019, MTN	70,000	70,529
2.55%, 11/06/2022, MTN	247,000	247,294
Bank of Nova Scotia
1.45%, 04/25/2018	350,000	349,883
1.85%, 04/14/2020 (F)	400,000	398,426
2.35%, 10/21/2020	255,000	256,794
2.45%, 03/22/2021 - 09/19/2022	815,000	813,826
Barrick Gold Corp.
6.45%, 10/15/2035	180,000	222,677
Brookfield Finance, Inc.
4.70%, 09/20/2047	74,000	74,533
Canadian Imperial Bank of Commerce
1.55%, 01/23/2018	98,000	98,010
2.25%, 07/21/2020 (B)	200,000	200,946
2.55%, 06/16/2022	120,000	120,166
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	94,000	94,067
3.80%, 04/15/2024	100,000	102,834
5.85%, 02/01/2035	150,000	169,817
6.45%, 06/30/2033	110,000	130,228
7.20%, 01/15/2032	50,000	61,842
Canadian Pacific Railway Co.
2.90%, 02/01/2025	468,000	465,716
4.50%, 01/15/2022	490,000	524,621
4.80%, 09/15/2035	285,000	321,801
6.13%, 09/15/2115	17,000	21,626
7.13%, 10/15/2031	150,000	204,702

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
CDP Financial, Inc.
4.40%, 11/25/2019 (B)	$ 250,000	$ 263,204
Cenovus Energy, Inc.
3.00%, 08/15/2022 (F)	378,000	370,105
5.20%, 09/15/2043	147,000	141,838
5.25%, 06/15/2037 (B)	111,000	110,151
6.75%, 11/15/2039	454,000	522,639
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	222,416
Enbridge, Inc.
2.90%, 07/15/2022	230,000	231,346
3.70%, 07/15/2027	284,000	287,936
5.50%, 12/01/2046	100,000	114,871
Encana Corp.
6.50%, 08/15/2034	245,000	286,702
7.20%, 11/01/2031	100,000	122,515
8.13%, 09/15/2030	100,000	129,442
Fortis, Inc.
3.06%, 10/04/2026	480,000	463,246
Hydro-Quebec
8.40%, 01/15/2022	40,000	48,874
9.40%, 02/01/2021	220,000	265,952
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (C), 02/24/2032	1,020,000	1,030,203
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	475,000	484,305
3.88%, 03/20/2027 (B)	201,000	206,822
Petro-Canada
5.35%, 07/15/2033	50,000	56,681
7.88%, 06/15/2026	86,000	109,495
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	214,000	209,203
Royal Bank of Canada
1.88%, 02/05/2020	600,000	598,650
2.00%, 10/01/2018 - 12/10/2018	245,000	245,760
4.65%, 01/27/2026, MTN	103,000	110,281
Suncor Energy, Inc.
5.95%, 12/01/2034	300,000	361,332
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	361,297
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	57,000	57,041
2.25%, 11/05/2019, MTN	16,000	16,123
2.50%, 12/14/2020, MTN	200,000	202,369
Fixed until 09/15/2026, 3.63% (C), 09/15/2031	117,000	116,501
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	36,000	36,031
2.50%, 08/01/2022	30,000	29,997
3.75%, 10/16/2023	35,000	36,844
4.63%, 03/01/2034	355,000	388,304
4.88%, 01/15/2026	162,000	181,729
6.20%, 10/15/2037	100,000	126,993
7.25%, 08/15/2038	100,000	139,295
TransCanada Trust
Fixed until 03/15/2027, 5.30% (C), 03/15/2077	240,000	245,700
Fixed until 05/20/2025, 5.63% (C), 05/20/2075	50,000	53,025
Vale Canada, Ltd.
7.20%, 09/15/2032	140,000	151,200

		15,820,031

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands - 0.1%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	$ 200,000	$ 194,394
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (B)	200,000	204,560
Noble Holding International, Ltd.
5.75%, 03/16/2018	30,000	30,225
Vale Overseas, Ltd.
6.25%, 08/10/2026	647,000	734,151
6.88%, 11/21/2036	330,000	377,850
XLIT, Ltd.
6.38%, 11/15/2024	100,000	117,040

		1,658,220

China - 0.0% (A)
Industrial & Commercial Bank of China, Ltd.
2.35%, 11/13/2017, MTN	250,000	250,128
2.45%, 10/20/2021	250,000	246,712

		496,840

Colombia - 0.0% (A)
Ecopetrol SA
4.13%, 01/16/2025	107,000	107,267
5.38%, 06/26/2026	116,000	123,540
5.88%, 09/18/2023	62,000	68,851

		299,658

Curaçao - 0.0% (A)
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	100,000	97,133
3.65%, 11/10/2021	37,000	37,264

		134,397

Denmark - 0.0% (A)
Danske Bank A/S
2.20%, 03/02/2020 (B)	480,000	481,057
2.70%, 03/02/2022 (B) (F)	200,000	201,095

		682,152

France - 0.4%
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	200,000	192,886
BPCE SA
1.63%, 01/26/2018, MTN	250,000	249,942
2.65%, 02/03/2021	410,000	413,601
3.38%, 12/02/2026, MTN	270,000	275,161
4.00%, 04/15/2024	250,000	265,398
4.63%, 07/11/2024 (B)	200,000	209,057
5.15%, 07/21/2024 (B)	500,000	539,006
Credit Agricole SA
4.13%, 01/10/2027 (B)	250,000	261,300
Fixed until 09/23/2019, 6.63% (C), 09/23/2019 (B) (E) (F)	200,000	206,500
Fixed until 12/23/2025, 8.13% (C), 12/23/2025 (B) (E)	200,000	236,750
Danone SA
2.59%, 11/02/2023 (B)	300,000	294,718
Electricite de France SA
2.15%, 01/22/2019 (B)	140,000	140,545
4.88%, 01/22/2044 (B)	125,000	132,466
6.00%, 01/22/2114 (B)	350,000	390,059

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Societe Generale SA
4.25%, 04/14/2025 (B)	$ 200,000	$ 204,975
Fixed until 09/13/2021, 7.38% (C), 09/13/2021 (B) (E)	600,000	649,500
Total Capital International SA
2.70%, 01/25/2023	157,000	158,778
2.75%, 06/19/2021	300,000	306,564
3.70%, 01/15/2024	170,000	179,461

		5,306,667

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	46,000	46,009
3.70%, 05/30/2024	133,000	134,919
4.10%, 01/13/2026	100,000	102,871
4.25%, 10/14/2021	878,000	919,754

		1,203,553

Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	350,000	356,518
3.80%, 09/15/2022	250,000	259,488
4.55%, 04/17/2026	250,000	268,001

		884,007

Ireland - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	405,000	414,708
3.65%, 07/21/2027	271,000	268,916
3.95%, 02/01/2022	1,650,000	1,717,437
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	779,000	787,200
3.37%, 11/15/2025	560,000	579,175
4.42%, 11/15/2035	2,195,000	2,386,838
Johnson Controls International PLC
3.63% (G), 07/02/2024	23,000	23,828
3.75%, 12/01/2021	36,000	37,531
4.25%, 03/01/2021	40,000	42,280
4.50%, 02/15/2047	125,000	132,655
4.95% (G), 07/02/2064	147,000	157,022
5.00%, 03/30/2020	60,000	63,895
5.13%, 09/14/2045	45,000	51,319
5.25%, 12/01/2041	75,000	85,092
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	399,000	396,517
3.20%, 09/23/2026	50,000	49,291

		7,193,704

Italy - 0.1%
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	230,000	234,793
3.88%, 07/14/2027 (B)	675,000	677,725

		912,518

Japan - 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
4.10%, 09/09/2023 (B)	200,000	213,255
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026, 4.00% (C), 07/24/2026 (B) (E)	221,000	218,790

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan (continued)
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	$ 171,000	$ 172,946
Mitsubishi UFJ Financial Group, Inc.
2.67%, 07/25/2022	170,000	169,795
3.00%, 02/22/2022	74,000	75,018
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	200,000	198,306
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/2027 (B)	269,000	276,581
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (F)	272,000	272,270
2.45%, 04/16/2019 (B)	200,000	201,318
2.70%, 10/20/2020 (B)	510,000	516,135
3.60%, 09/25/2024 (B)	230,000	238,659
ORIX Corp.
2.90%, 07/18/2022	126,000	126,478
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (C), 09/14/2077 (B)	200,000	196,421
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	99,400
2.44%, 10/19/2021	127,000	126,366
2.63%, 07/14/2026	134,000	127,273
2.78%, 07/12/2022	250,000	250,968
2.85%, 01/11/2022 (F)	250,000	252,332
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	350,000	349,451

		4,081,762

Luxembourg - 0.1%
Allergan Funding SCS
3.80%, 03/15/2025	485,000	503,677
3.85%, 06/15/2024	164,000	171,087
4.55%, 03/15/2035	800,000	853,530
Covidien International Finance SA
2.95%, 06/15/2023	68,000	68,892
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	60,535
Pentair Finance SARL
2.90%, 09/15/2018	84,000	84,657
Schlumberger Investment SA
2.40%, 08/01/2022 (B)	70,000	69,911
3.30%, 09/14/2021 (B)	23,000	23,795
3.65%, 12/01/2023	82,000	87,044

		1,923,128

Mexico - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	204,977
5.00%, 03/30/2020	150,000	160,446
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	158,440
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	202,480
Petroleos Mexicanos
4.63%, 09/21/2023	233,000	240,666
4.88%, 01/18/2024	65,000	67,405
5.63%, 01/23/2046	140,000	130,200
6.38%, 02/04/2021 - 01/23/2045	279,000	291,137
6.50%, 03/13/2027 (B)	609,000	674,912
6.63%, 06/15/2035	100,000	107,750
6.75%, 09/21/2047	209,000	222,355
6.88%, 08/04/2026	374,000	425,425

		2,886,193

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands - 0.7%
ABN AMRO Bank NV
2.10%, 01/18/2019 (B)	$ 200,000	$ 200,614
2.45%, 06/04/2020 (B)	300,000	302,256
2.50%, 10/30/2018 (B)	440,000	443,132
4.75%, 07/28/2025 (B)	300,000	318,507
Airbus Finance BV
2.70%, 04/17/2023 (B)	64,000	64,637
Airbus SE
3.15%, 04/10/2027 (B)	188,000	191,115
3.95%, 04/10/2047 (B)	150,000	155,432
Cooperatieve Rabobank UA
3.75%, 07/21/2026	300,000	304,363
3.88%, 02/08/2022	79,000	83,750
4.38%, 08/04/2025	250,000	262,525
4.63%, 12/01/2023	250,000	268,646
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	150,817
3.60%, 01/19/2027 (B)	160,000	161,877
8.75%, 06/15/2030	30,000	44,060
EDP Finance BV
3.63%, 07/15/2024 (B)	500,000	504,105
5.25%, 01/14/2021 (B)	380,000	410,291
Enel Finance International NV
3.63%, 05/25/2027 (B)	450,000	450,915
Heineken NV
3.40%, 04/01/2022 (B)	150,000	156,594
ING Bank NV
1.65%, 08/15/2019 (B)	220,000	218,197
5.80%, 09/25/2023 (B)	485,000	553,745
ING Groep NV
3.95%, 03/29/2027	271,000	282,390
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	258,245
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (B)	430,000	422,221
Mylan NV
3.95%, 06/15/2026 (F)	152,000	154,752
5.25%, 06/15/2046	67,000	72,678
Shell International Finance BV
2.13%, 05/11/2020	140,000	140,861
2.88%, 05/10/2026	328,000	326,363
3.40%, 08/12/2023	210,000	220,185
3.75%, 09/12/2046	393,000	378,613
4.00%, 05/10/2046	669,000	676,617
4.13%, 05/11/2035	506,000	534,342
4.30%, 09/22/2019	50,000	52,449
Siemens Financieringsmaatschappij NV
2.00%, 09/15/2023 (B)	350,000	338,635
2.35%, 10/15/2026 (B)	250,000	235,605
3.13%, 03/16/2024 (B)	250,000	255,430
3.30%, 09/15/2046 (B)	300,000	275,597
6.13%, 08/17/2026 (B)	120,000	147,700
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	481,000	458,774
4.10%, 10/01/2046 (F)	635,000	534,900

		11,011,935

New Zealand - 0.1%
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	200,000	202,210
3.45%, 07/17/2027 (B)	222,000	222,911

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
New Zealand (continued)
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (B)	$ 550,000	$ 547,580

		972,701

Norway - 0.0% (A)
Statoil ASA
1.15%, 05/15/2018	134,000	133,730
1.20%, 01/17/2018	44,000	43,975
2.45%, 01/17/2023	58,000	57,894
2.65%, 01/15/2024	143,000	141,574
3.15%, 01/23/2022	51,000	52,589
3.25%, 11/10/2024	61,000	62,690
4.25%, 11/23/2041	16,000	16,708
5.25%, 04/15/2019	100,000	105,238

		614,398

Republic of Korea - 0.0% (A)
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	193,915

Singapore - 0.0% (A)
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	210,000	208,157

Spain - 0.1%
Telefonica Emisiones SAU
4.10%, 03/08/2027	548,000	566,968
5.13%, 04/27/2020	102,000	109,415
5.21%, 03/08/2047	470,000	517,251

		1,193,634

Sweden - 0.1%
Nordea Bank AB
4.25%, 09/21/2022 (B)	200,000	211,488
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (B)	200,000	200,097
2.45%, 05/27/2020 (B)	580,000	585,023
Stadshypotek AB
1.88%, 10/02/2019 (B)	250,000	249,147
Swedbank AB
2.80%, 03/14/2022 (B)	695,000	703,515

		1,949,270

Switzerland - 0.3%
Credit Suisse AG
1.70%, 04/27/2018	250,000	250,197
2.30%, 05/28/2019, MTN	250,000	251,631
5.30%, 08/13/2019, MTN	100,000	105,930
Credit Suisse Group AG
3.57%, 01/09/2023 (B)	375,000	384,021
4.28%, 01/09/2028 (B)	640,000	666,634
Fixed until 12/18/2024, 6.25% (C), 12/18/2024 (B) (E)	500,000	532,500
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (C), 08/15/2023 (B)	1,140,000	1,136,287
3.49%, 05/23/2023 (B)	615,000	629,669
4.13%, 09/24/2025 - 04/15/2026 (B)	400,000	420,285

		4,377,154

United Kingdom - 0.9%
Anglo American Capital PLC
3.75%, 04/10/2022 (B)	400,000	410,240
4.00%, 09/11/2027 (B)	200,000	197,666

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Aon PLC
3.50%, 06/14/2024	$ 200,000	$ 205,645
3.88%, 12/15/2025	125,000	131,555
AstraZeneca PLC
3.13%, 06/12/2027	235,000	232,226
BAE Systems PLC
5.80%, 10/11/2041 (B)	25,000	30,436
Barclays PLC
3.20%, 08/10/2021	238,000	241,656
3.25%, 01/12/2021	220,000	223,967
3.65%, 03/16/2025	200,000	200,419
4.34%, 01/10/2028	473,000	488,370
4.38%, 01/12/2026	200,000	208,819
BAT International Finance PLC
2.75%, 06/15/2020 (B)	250,000	253,889
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	173,917
3.02%, 01/16/2027	503,000	495,070
3.12%, 05/04/2026	58,000	57,979
3.22%, 04/14/2024	410,000	417,611
3.25%, 05/06/2022	227,000	235,150
3.28%, 09/19/2027	364,000	363,646
3.54%, 11/04/2024	560,000	577,744
3.59%, 04/14/2027	535,000	550,378
3.81%, 02/10/2024	92,000	96,897
HSBC Bank PLC
1.50%, 05/15/2018 (B)	200,000	199,831
4.75%, 01/19/2021 (B)	240,000	258,212
HSBC Holdings PLC
2.65%, 01/05/2022	803,000	805,951
Fixed until 03/13/2022, 3.26% (C), 03/13/2023	2,065,000	2,107,695
4.00%, 03/30/2022	233,000	246,286
Fixed until 03/13/2027, 4.04% (C), 03/13/2028	1,300,000	1,357,301
4.25%, 08/18/2025	200,000	207,267
4.38%, 11/23/2026	200,000	208,494
4.88%, 01/14/2022	100,000	109,246
Fixed until 03/30/2025, 6.38% (C), 03/30/2025 (E)	295,000	316,479
Invesco Finance PLC
3.75%, 01/15/2026	62,000	64,579
4.00%, 01/30/2024	74,000	78,539
Lloyds Banking Group PLC
3.75%, 01/11/2027	317,000	322,528
4.58%, 12/10/2025	200,000	210,153
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	340,000	338,877
2.75%, 06/26/2024 (B)	250,000	248,195
Santander UK Group Holdings PLC
3.13%, 01/08/2021	150,000	152,643
4.75%, 09/15/2025 (B)	220,000	229,812
Standard Chartered PLC
4.05%, 04/12/2026 (B)	200,000	205,274
5.20%, 01/26/2024 (B)	210,000	226,021
Vodafone Group PLC
1.50%, 02/19/2018	131,000	130,929
6.25%, 11/30/2032	180,000	219,296

		14,036,888

United States - 20.7%
21st Century Fox America, Inc.
4.75%, 09/15/2044	200,000	213,344
4.95%, 10/15/2045	290,000	317,262
6.15%, 02/15/2041	150,000	187,492
6.55%, 03/15/2033	50,000	63,345
6.65%, 11/15/2037	100,000	131,515
9.50%, 07/15/2024	80,000	108,113

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ABB Finance USA, Inc.
2.88%, 05/08/2022	$ 23,000	$ 23,452
4.38%, 05/08/2042	12,000	12,868
Abbott Laboratories
3.75%, 11/30/2026	170,000	174,437
3.88%, 09/15/2025	129,000	133,323
4.75%, 11/30/2036	335,000	369,995
AbbVie, Inc.
2.00%, 11/06/2018	161,000	161,531
2.85%, 05/14/2023	140,000	141,090
3.20%, 11/06/2022	172,000	176,367
3.60%, 05/14/2025	170,000	176,252
4.30%, 05/14/2036	348,000	365,351
4.45%, 05/14/2046	100,000	105,258
4.50%, 05/14/2035	1,293,000	1,391,403
Advance Auto Parts, Inc.
4.50%, 01/15/2022	200,000	211,814
Aetna, Inc.
2.80%, 06/15/2023	84,000	84,517
3.50%, 11/15/2024	575,000	600,037
4.50%, 05/15/2042	10,000	10,958
6.75%, 12/15/2037	70,000	97,167
AIG Global Funding
1.65%, 12/15/2017 (B)	74,000	74,038
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	150,000	200,043
Air Lease Corp.
2.13%, 01/15/2020	233,000	232,632
3.00%, 09/15/2023	145,000	144,648
3.38%, 06/01/2021	310,000	319,760
3.63%, 04/01/2027	490,000	490,333
3.88%, 04/01/2021	90,000	93,998
Alabama Power Co.
3.55%, 12/01/2023	76,000	79,365
3.75%, 03/01/2045	56,000	56,151
4.15%, 08/15/2044	24,000	25,290
6.00%, 03/01/2039	38,000	48,513
Allergan, Inc.
2.80%, 03/15/2023	129,000	128,112
3.38%, 09/15/2020	97,000	100,144
Allstate Corp.
3.15%, 06/15/2023	110,000	112,665
Altria Group, Inc.
3.88%, 09/16/2046	265,000	259,035
4.00%, 01/31/2024	830,000	881,589
Amazon.com, Inc.
2.80%, 08/22/2024 (B)	474,000	475,820
3.15%, 08/22/2027 (B)	330,000	332,356
3.80%, 12/05/2024	151,000	161,382
3.88%, 08/22/2037 (B)	810,000	824,318
4.05%, 08/22/2047 (B)	115,000	117,199
4.25%, 08/22/2057 (B)	350,000	359,123
4.80%, 12/05/2034	117,000	132,528
American Airlines Pass-Through Trust
3.00%, 04/15/2030	799,000	793,007
3.35%, 04/15/2031	482,000	488,025
3.60%, 04/15/2031	175,000	177,625
3.65%, 02/15/2029 - 12/15/2029	629,856	647,198
3.70%, 04/15/2027 (H)	322,000	322,225
4.95%, 07/15/2024	437,688	468,908
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	26,001
American Express Co.
2.50%, 08/01/2022	540,000	539,382
2.65%, 12/02/2022	103,000	103,536
3.63%, 12/05/2024	21,000	21,678
7.00%, 03/19/2018	120,000	122,991

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Express Credit Corp.
1.80%, 07/31/2018, MTN	$ 130,000	$ 130,137
1.88%, 11/05/2018, MTN	39,000	39,038
2.13%, 03/18/2019	75,000	75,408
2.25%, 08/15/2019 - 05/05/2021, MTN	197,000	197,690
2.38%, 05/26/2020, MTN	216,000	218,217
2.60%, 09/14/2020, MTN	75,000	76,142
2.70%, 03/03/2022, MTN	60,000	60,714
American Honda Finance Corp.
1.55%, 12/11/2017, MTN	110,000	110,039
1.60%, 02/16/2018 (B)	200,000	200,025
2.25%, 08/15/2019, MTN	140,000	141,111
2.30%, 09/09/2026, MTN	40,000	37,837
2.90%, 02/16/2024, MTN	70,000	70,797
American International Group, Inc.
3.75%, 07/10/2025	69,000	71,257
3.88%, 01/15/2035	449,000	439,679
4.13%, 02/15/2024	145,000	153,981
4.50%, 07/16/2044	269,000	280,738
4.80%, 07/10/2045	150,000	163,678
American Tower Corp.
2.25%, 01/15/2022	200,000	196,756
3.13%, 01/15/2027	145,000	139,101
3.38%, 10/15/2026	603,000	596,048
3.40%, 02/15/2019	150,000	152,736
3.50%, 01/31/2023	130,000	134,478
4.40%, 02/15/2026	150,000	158,632
American Water Capital Corp.
3.40%, 03/01/2025	59,000	60,959
3.85%, 03/01/2024	200,000	211,308
4.00%, 12/01/2046	91,000	93,573
Ameriprise Financial, Inc.
2.88%, 09/15/2026	190,000	185,405
Amgen, Inc.
2.65%, 05/11/2022	505,000	509,123
3.63%, 05/15/2022 - 05/22/2024	612,000	638,569
4.40%, 05/01/2045	335,000	354,660
4.56%, 06/15/2048	176,000	190,884
4.66%, 06/15/2051	126,000	138,199
5.70%, 02/01/2019	50,000	52,520
Anadarko Petroleum Corp.
3.45%, 07/15/2024	240,000	238,179
5.55%, 03/15/2026 (F)	265,000	295,963
Analog Devices, Inc.
3.13%, 12/05/2023	85,000	86,224
3.50%, 12/05/2026	300,000	302,963
4.50%, 12/05/2036	140,000	145,866
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	987,000	1,023,296
3.65%, 02/01/2026	2,105,000	2,177,649
3.70%, 02/01/2024	305,000	320,188
4.70%, 02/01/2036	1,577,000	1,738,695
4.90%, 02/01/2046	355,000	400,997
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	250,000	267,688
8.20%, 01/15/2039	20,000	31,466
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	88,722
Anthem, Inc.
2.30%, 07/15/2018	85,000	85,368
3.13%, 05/15/2022	62,000	63,315
3.30%, 01/15/2023	21,000	21,630
3.50%, 08/15/2024	708,000	728,360
4.63%, 05/15/2042	50,000	54,171
4.65%, 08/15/2044	97,000	105,822
5.10%, 01/15/2044	270,000	311,140

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apache Corp.
2.63%, 01/15/2023 (F)	$ 80,000	$ 78,413
3.25%, 04/15/2022	334,000	338,777
4.75%, 04/15/2043	23,000	23,024
5.10%, 09/01/2040	90,000	94,134
6.00%, 01/15/2037	160,000	187,216
6.90%, 09/15/2018	50,000	52,355
Appalachian Power Co.
5.80%, 10/01/2035	25,000	30,036
6.70%, 08/15/2037	55,000	74,536
Apple, Inc.
3-Month LIBOR + 0.25%, 1.56% (C), 05/03/2018	172,000	172,242
2.15%, 02/09/2022	327,000	326,456
2.40%, 05/03/2023	284,000	283,461
2.45%, 08/04/2026	185,000	178,498
2.85%, 05/06/2021 - 05/11/2024	1,561,000	1,584,031
2.90%, 09/12/2027	790,000	784,152
3.00%, 02/09/2024 - 06/20/2027	556,000	563,094
3.20%, 05/13/2025 - 05/11/2027	957,000	975,171
3.25%, 02/23/2026	685,000	703,629
3.35%, 02/09/2027	109,000	112,225
3.45%, 02/09/2045	386,000	365,801
3.75%, 09/12/2047	420,000	414,327
3.85%, 08/04/2046	129,000	130,399
4.50%, 02/23/2036	85,000	95,643
4.65%, 02/23/2046	40,000	45,320
Arch Capital Finance LLC
5.03%, 12/15/2046	92,000	102,496
Arconic, Inc.
5.90%, 02/01/2027	345,000	380,707
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	83,321
3.35%, 06/15/2024	169,000	173,097
4.50%, 04/01/2042	8,000	8,787
5.05%, 09/01/2041	23,000	26,845
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,095
3.25%, 09/08/2024	132,000	130,515
3.88%, 01/12/2028	356,000	355,240
AT&T, Inc.
3.00%, 06/30/2022	319,000	322,106
3.40%, 05/15/2025	1,243,000	1,226,096
3.60%, 02/17/2023	1,001,000	1,029,915
3.95%, 01/15/2025	161,000	165,366
4.30%, 12/15/2042	89,000	82,951
4.35%, 06/15/2045	600,000	550,692
4.45%, 04/01/2024	149,000	158,095
4.50%, 05/15/2035 - 03/09/2048	1,335,000	1,301,492
4.75%, 05/15/2046	81,000	77,897
4.90%, 08/14/2037	936,000	945,965
5.15%, 02/14/2050	495,000	497,410
5.25%, 03/01/2037	605,000	636,688
5.35%, 09/01/2040	79,000	83,022
5.45%, 03/01/2047	125,000	132,226
5.50%, 02/01/2018	25,000	25,317
5.80%, 02/15/2019	25,000	26,300
6.15%, 09/15/2034	134,000	153,731
6.38%, 03/01/2041	205,000	240,030
6.50%, 09/01/2037	200,000	238,518
Athene Global Funding
2.75%, 04/20/2020 (B)	281,000	283,230
4.00%, 01/25/2022 (B)	236,000	245,699
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	78,603
8.50%, 03/15/2019	126,000	137,862

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AutoZone, Inc.
3.75%, 06/01/2027	$ 103,000	$ 103,958
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	170,000	170,414
3.50%, 11/15/2024, MTN	70,000	72,213
3.90%, 10/15/2046, MTN	34,000	33,290
Aviation Capital Group Corp.
2.88%, 01/20/2022 (B)	945,000	945,160
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	45,000	46,944
3.85%, 12/15/2025 (B)	200,000	207,452
4.75%, 10/07/2044 (B)	48,000	52,287
6.38%, 06/01/2019 (B)	80,000	85,554
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	115,000	133,001
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	141,000	135,042
3.75%, 08/15/2047	150,000	149,350
5.20%, 06/15/2033	200,000	226,660
Bank of America Corp.
2.00%, 01/11/2018	913,000	914,008
2.25%, 04/21/2020, MTN	190,000	190,423
Fixed until 07/21/2020, 2.37% (C), 07/21/2021, MTN	735,000	735,055
2.50%, 10/21/2022, MTN	1,057,000	1,047,045
2.60%, 01/15/2019	285,000	287,303
2.63%, 10/19/2020, MTN	115,000	116,229
2.65%, 04/01/2019	200,000	201,800
Fixed until 07/21/2022, 2.82% (C), 07/21/2023, MTN	380,000	380,112
Fixed until 04/24/2022, 2.88% (C), 04/24/2023	485,000	487,103
Fixed until 01/20/2022, 3.12% (C), 01/20/2023, MTN	860,000	875,304
3.30%, 01/11/2023, MTN	879,000	900,493
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	800,000	812,620
Fixed until 01/20/2027, 3.82% (C), 01/20/2028, MTN	300,000	308,461
3.88%, 08/01/2025, MTN	145,000	151,890
3.95%, 04/21/2025, MTN	1,098,000	1,129,978
4.00%, 04/01/2024 - 01/22/2025, MTN	675,000	704,918
Fixed until 04/24/2037, 4.24% (C), 04/24/2038	280,000	295,959
4.25%, 10/22/2026, MTN	142,000	148,558
Fixed until 01/20/2047, 4.44% (C), 01/20/2048, MTN	60,000	64,972
5.00%, 05/13/2021, MTN	340,000	369,953
5.63%, 07/01/2020, MTN	460,000	501,005
5.65%, 05/01/2018, MTN	105,000	107,397
5.88%, 02/07/2042, MTN	20,000	25,636
Fixed until 09/05/2024, 6.25% (C), 09/05/2024 (E)	440,000	485,100
6.88%, 04/25/2018, MTN	400,000	411,514
7.63%, 06/01/2019, MTN	200,000	218,261
Bank of New York Mellon Corp.
2.20%, 03/04/2019, MTN	60,000	60,320
2.60%, 08/17/2020 - 02/07/2022, MTN	282,000	285,694
Fixed until 05/16/2022, 2.66% (C), 05/16/2023, MTN	600,000	602,491
2.80%, 05/04/2026, MTN	51,000	50,030
3.25%, 09/11/2024, MTN	190,000	194,258
3.55%, 09/23/2021	19,000	19,872
4.15%, 02/01/2021, MTN	55,000	58,350
4.60%, 01/15/2020, MTN	100,000	105,782
Fixed until 09/20/2026, 4.63% (C), 09/20/2026 (E)	114,000	116,303

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Barrick North America Finance LLC
4.40%, 05/30/2021	$ 16,000	$ 17,206
BAT Capital Corp.
2.76%, 08/15/2022 (B)	345,000	346,938
3.56%, 08/15/2027 (B)	455,000	459,574
4.39%, 08/15/2037 (B)	496,000	509,000
Baxalta, Inc.
3.60%, 06/23/2022	185,000	191,694
4.00%, 06/23/2025	615,000	645,144
5.25%, 06/23/2045	28,000	32,270
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	203,632
BB&T Corp.
2.45%, 01/15/2020, MTN	56,000	56,595
2.63%, 06/29/2020, MTN	270,000	274,401
6.85%, 04/30/2019, MTN	60,000	64,511
Becton Dickinson and Co.
2.68%, 12/15/2019	25,000	25,300
3.36%, 06/06/2024	955,000	963,910
3.73%, 12/15/2024	13,000	13,279
BellSouth LLC
6.55%, 06/15/2034	423,000	498,503
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	45,417
3.50%, 02/01/2025	551,000	570,056
3.75%, 11/15/2023	293,000	308,768
6.13%, 04/01/2036	125,000	160,451
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62,000	68,067
5.40%, 05/15/2018	200,000	204,734
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	370,000	374,197
3.75%, 08/15/2021	122,000	129,142
Biogen, Inc.
3.63%, 09/15/2022	122,000	128,231
5.20%, 09/15/2045	67,000	77,428
BlackRock, Inc.
3.38%, 06/01/2022	50,000	52,441
3.50%, 03/18/2024	40,000	41,832
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (B)	33,000	33,889
5.88%, 03/15/2021 (B)	120,000	133,517
BMW US Capital LLC
2.25%, 09/15/2023 (B)	180,000	175,681
Boardwalk Pipelines, LP
4.45%, 07/15/2027	101,000	102,837
4.95%, 12/15/2024	258,000	274,583
5.95%, 06/01/2026	287,000	321,045
Boston Gas Co.
4.49%, 02/15/2042 (B)	24,000	25,805
Boston Properties, LP
2.75%, 10/01/2026	84,000	79,245
3.65%, 02/01/2026	74,000	75,452
3.80%, 02/01/2024	175,000	183,005
Branch Banking & Trust Co.
2.85%, 04/01/2021	520,000	530,401
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (B)	500,000	490,938
4.70%, 06/22/2047 (B)	140,000	136,761
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	150,000	150,101
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (B)	616,000	632,864
3.88%, 01/15/2027 (B)	336,000	346,070

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Brown-Forman Corp.
4.50%, 07/15/2045	$ 75,000	$ 80,762
Buckeye Partners, LP
3.95%, 12/01/2026	32,000	31,569
4.35%, 10/15/2024	111,000	114,307
4.88%, 02/01/2021	220,000	233,540
5.60%, 10/15/2044	280,000	291,786
5.85%, 11/15/2043	100,000	108,626
Bunge, Ltd. Finance Corp.
3.00%, 09/25/2022	105,000	105,120
3.25%, 08/15/2026	85,000	81,905
3.50%, 11/24/2020	55,000	56,611
3.75%, 09/25/2027	632,000	630,968
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	33,000	33,888
3.05%, 03/15/2022 - 09/01/2022	86,000	88,680
3.45%, 09/15/2021	40,000	41,740
4.13%, 06/15/2047	235,000	248,251
4.40%, 03/15/2042	50,000	54,408
5.15%, 09/01/2043	231,000	274,874
5.40%, 06/01/2041	60,000	74,205
6.15%, 05/01/2037	200,000	259,182
7.95%, 08/15/2030	200,000	287,731
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	250,720
3.38%, 02/15/2023	1,825,000	1,852,072
Capital One Financial Corp.
3.05%, 03/09/2022	310,000	313,540
3.20%, 02/05/2025	175,000	174,898
3.75%, 04/24/2024 - 07/28/2026	260,000	261,722
4.20%, 10/29/2025	275,000	282,591
Capital One NA
2.35%, 08/17/2018	250,000	250,951
2.40%, 09/05/2019	300,000	301,348
Cardinal Health, Inc.
3.41%, 06/15/2027	215,000	215,735
3.75%, 09/15/2025 (F)	68,000	70,407
4.90%, 09/15/2045	60,000	66,139
Cargill, Inc.
3.30%, 03/01/2022 (B)	110,000	113,459
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 3.30% (C), 07/15/2019 (B) (I) (J)	28,737	28,450
Caterpillar Financial Services Corp.
1.70%, 06/16/2018, MTN	150,000	150,176
2.10%, 06/09/2019, MTN	43,000	43,290
2.75%, 08/20/2021, MTN	60,000	60,867
2.85%, 06/01/2022, MTN	77,000	78,784
3.75%, 11/24/2023, MTN	121,000	128,604
7.15%, 02/15/2019, MTN	100,000	107,203
Caterpillar, Inc.
2.60%, 06/26/2022	31,000	31,315
CBS Corp.
3.38%, 02/15/2028	320,000	310,719
3.70%, 08/15/2024	173,000	177,664
4.00%, 01/15/2026	83,000	85,760
4.85%, 07/01/2042	100,000	105,637
4.90%, 08/15/2044	68,000	70,551
Celgene Corp.
2.13%, 08/15/2018	74,000	74,310
3.25%, 08/15/2022	20,000	20,641
3.63%, 05/15/2024	186,000	193,772
5.70%, 10/15/2040	114,000	135,241
Centel Capital Corp.
9.00%, 10/15/2019	25,000	27,806

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	$ 137,000	$ 136,143
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	130,000	136,773
CF Industries, Inc.
4.50%, 12/01/2026 (B)	500,000	523,153
7.13%, 05/01/2020	200,000	222,000
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%, 02/15/2028 (B)	285,000	278,886
4.91%, 07/23/2025	1,151,000	1,230,437
5.38%, 05/01/2047 (B)	235,000	244,134
6.38%, 10/23/2035	379,000	443,288
6.83%, 10/23/2055	120,000	145,666
Chevron Corp.
2.36%, 12/05/2022	50,000	50,064
2.41%, 03/03/2022	200,000	201,313
2.57%, 05/16/2023	200,000	201,208
2.90%, 03/03/2024	996,000	1,010,030
3.19%, 06/24/2023	74,000	76,866
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (B)	95,000	96,778
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	91,000	92,681
3.15%, 03/15/2025	131,000	133,107
3.35%, 05/03/2026	63,000	64,589
Cigna Corp.
4.00%, 02/15/2022	480,000	506,724
Cisco Systems, Inc.
1.85%, 09/20/2021	200,000	197,901
2.20%, 02/28/2021	200,000	201,159
2.95%, 02/28/2026	117,000	117,818
3.00%, 06/15/2022	222,000	229,462
Citigroup, Inc.
1.70%, 04/27/2018	300,000	299,972
1.75%, 05/01/2018	112,000	112,033
1.80%, 02/05/2018	169,000	169,001
2.15%, 07/30/2018	82,000	82,235
2.35%, 08/02/2021	192,000	190,624
2.40%, 02/18/2020	135,000	136,006
2.50%, 09/26/2018 - 07/29/2019	305,000	307,330
2.75%, 04/25/2022	750,000	753,606
Fixed until 07/24/2022, 2.88% (C), 07/24/2023	1,380,000	1,381,756
2.90%, 12/08/2021	300,000	303,696
3.20%, 10/21/2026	194,000	190,936
3.40%, 05/01/2026	250,000	250,540
Fixed until 07/24/2027, 3.67% (C), 07/24/2028	450,000	454,407
3.88%, 03/26/2025	100,000	102,318
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	875,000	898,267
4.13%, 07/25/2028	48,000	49,389
4.30%, 11/20/2026	250,000	260,394
4.40%, 06/10/2025	573,000	603,226
4.45%, 09/29/2027	415,000	438,048
4.75%, 05/18/2046	400,000	435,433
5.50%, 09/13/2025	115,000	129,072
Fixed until 11/15/2019, 5.80% (C), 11/15/2019 (E)	195,000	201,338
Fixed until 03/27/2020, 5.88% (C), 03/27/2020 (E)	395,000	412,577
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	38,753
4.30%, 12/03/2025	60,000	62,808

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cleveland Electric Illuminating Co.
5.50%, 08/15/2024	$ 100,000	$ 114,290
7.88%, 11/01/2017	50,000	50,222
8.88%, 11/15/2018	70,000	75,241
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	230,484
CMS Energy Corp.
2.95%, 02/15/2027	213,000	205,392
3.45%, 08/15/2027	390,000	391,468
3.88%, 03/01/2024	100,000	104,943
8.75%, 06/15/2019	50,000	55,476
CNA Financial Corp.
3.45%, 08/15/2027	160,000	158,267
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	400,000	427,330
Comcast Corp.
2.75%, 03/01/2023	53,000	53,582
3.00%, 02/01/2024	200,000	203,084
3.15%, 02/15/2028	765,000	762,178
3.20%, 07/15/2036	720,000	675,805
4.20%, 08/15/2034	378,000	401,836
4.25%, 01/15/2033	439,000	472,064
4.60%, 08/15/2045	195,000	214,534
4.75%, 03/01/2044	215,000	240,344
6.45%, 03/15/2037	60,000	80,219
6.50%, 11/15/2035	210,000	280,398
7.05%, 03/15/2033	90,000	123,247
Comerica, Inc.
3.80%, 07/22/2026	180,000	182,317
Commonwealth Edison Co.
2.55%, 06/15/2026	275,000	266,394
2.95%, 08/15/2027	410,000	408,129
3.65%, 06/15/2046	81,000	79,700
3.75%, 08/15/2047	290,000	291,055
Concho Resources, Inc.
3.75%, 10/01/2027	93,000	93,414
4.88%, 10/01/2047	25,000	26,089
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	131,167
ConocoPhillips
5.90%, 10/15/2032	150,000	182,396
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	69,947
4.15%, 11/15/2034	430,000	444,003
4.20%, 03/15/2021	172,000	182,919
4.95%, 03/15/2026	150,000	169,083
ConocoPhillips Holding Co.
6.95%, 04/15/2029	130,000	168,454
Consolidated Edison Co. of New York, Inc.
3.88%, 06/15/2047	250,000	256,511
4.20%, 03/15/2042	25,000	26,528
Constellation Brands, Inc.
2.70%, 05/09/2022	175,000	175,597
4.25%, 05/01/2023	60,000	64,314
Consumers Energy Co.
2.85%, 05/15/2022	8,000	8,160
3.25%, 08/15/2046	52,000	47,832
4.35%, 08/31/2064	32,000	33,831
5.65%, 04/15/2020	110,000	119,716
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	34,537	36,178
Costco Wholesale Corp.
2.75%, 05/18/2024	142,000	142,324
Cox Communications, Inc.
3.15%, 08/15/2024 (B)	270,000	268,306
3.25%, 12/15/2022 (B)	140,000	141,223
3.35%, 09/15/2026 (B)	67,000	65,564

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cox Communications, Inc. (continued)
3.50%, 08/15/2027 (B)	$ 165,000	$ 162,387
4.60%, 08/15/2047 (B)	118,000	117,021
4.80%, 02/01/2035 (B)	250,000	247,540
CRH America Finance, Inc.
3.40%, 05/09/2027 (B)	200,000	200,909
Crown Castle International Corp.
3.70%, 06/15/2026	169,000	170,159
4.00%, 03/01/2027	47,000	48,061
4.45%, 02/15/2026	276,000	292,222
4.88%, 04/15/2022	246,000	267,170
5.25%, 01/15/2023	80,000	88,560
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	104,000	106,013
CSX Corp.
3.25%, 06/01/2027	560,000	561,538
3.40%, 08/01/2024	100,000	102,559
4.25%, 06/01/2021	23,000	24,411
4.75%, 05/30/2042	27,000	29,361
6.00%, 10/01/2036, MTN	70,000	87,601
CVS Health Corp.
2.13%, 06/01/2021	1,020,000	1,010,567
2.75%, 12/01/2022	80,000	80,184
2.88%, 06/01/2026	360,000	347,785
3.88%, 07/20/2025	280,000	292,044
4.00%, 12/05/2023	138,000	146,327
5.30%, 12/05/2043	47,000	54,945
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	62,731	67,264
5.93%, 01/10/2034 (B)	217,830	248,760
6.20%, 10/10/2025 (B)	101,459	113,028
Daimler Finance North America LLC
2.25%, 09/03/2019 (B)	150,000	150,626
2.38%, 08/01/2018 (B)	151,000	151,825
2.45%, 05/18/2020 (B) (F)	640,000	644,495
2.88%, 03/10/2021 (B)	250,000	253,730
Danaher Corp.
2.40%, 09/15/2020	56,000	56,657
Darden Restaurants, Inc.
3.85%, 05/01/2027	330,000	335,584
DDR Corp.
3.38%, 05/15/2023	170,000	167,730
3.63%, 02/01/2025	100,000	97,217
Deere & Co.
2.60%, 06/08/2022	15,000	15,169
3.90%, 06/09/2042	13,000	13,361
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	1,363,000	1,513,680
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	47,654
4.15%, 05/15/2045	140,000	146,922
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	274,334	285,719
4.75%, 11/07/2021	22,860	23,888
Devon Energy Corp.
3.25%, 05/15/2022	139,000	140,644
5.60%, 07/15/2041	24,000	26,266
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	50,144
Digital Realty Trust, LP
3.70%, 08/15/2027	89,000	89,835
Discover Bank
4.20%, 08/08/2023	700,000	742,787
4.25%, 03/13/2026	250,000	258,654
Discovery Communications LLC
2.95%, 03/20/2023	135,000	135,357
3.30%, 05/15/2022	190,000	191,541
3.95%, 03/20/2028	225,000	223,388

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Discovery Communications LLC (continued)
4.38%, 06/15/2021	$ 137,000	$ 144,679
5.00%, 09/20/2037	355,000	360,471
6.35%, 06/01/2040	50,000	57,950
Dominion Energy Gas Holdings LLC
2.50%, 12/15/2019	100,000	100,830
2.80%, 11/15/2020	59,000	59,971
4.60%, 12/15/2044	407,000	426,126
Dominion Energy, Inc.
2.75%, 01/15/2022	132,000	133,228
2.85%, 08/15/2026 (F)	837,000	805,723
4.90%, 08/01/2041	11,000	12,207
5.25%, 08/01/2033	90,000	103,016
6.30%, 03/15/2033	50,000	62,942
Dow Chemical Co.
3.00%, 11/15/2022	38,000	38,702
4.13%, 11/15/2021	38,000	40,262
5.25%, 11/15/2041	17,000	19,165
8.55%, 05/15/2019	40,000	44,168
8.85%, 09/15/2021	190,000	230,289
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (B)	75,000	75,388
DTE Electric Co.
2.65%, 06/15/2022	13,000	13,098
3.70%, 03/15/2045	123,000	122,175
3.95%, 06/15/2042	20,000	20,320
DTE Energy Co.
2.40%, 12/01/2019	31,000	31,171
3.50%, 06/01/2024	111,000	113,172
3.85%, 12/01/2023	64,000	67,049
Duke Energy Carolinas LLC
3.88%, 03/15/2046	190,000	195,020
3.90%, 06/15/2021	100,000	105,703
4.25%, 12/15/2041	17,000	18,465
6.00%, 12/01/2028	100,000	124,006
Duke Energy Corp.
3.15%, 08/15/2027	440,000	436,196
3.95%, 08/15/2047	170,000	168,519
Duke Energy Florida LLC
5.90%, 03/01/2033	60,000	74,479
Duke Energy Indiana LLC
3.75%, 05/15/2046	100,000	99,634
Duke Energy Ohio, Inc.
3.80%, 09/01/2023 (F)	136,000	145,135
Duke Energy Progress LLC
2.80%, 05/15/2022	32,000	32,638
3.00%, 09/15/2021	67,000	68,868
3.25%, 08/15/2025	106,000	108,551
3.70%, 10/15/2046	113,000	111,861
4.15%, 12/01/2044	450,000	479,976
4.20%, 08/15/2045	130,000	139,931
4.38%, 03/30/2044	44,000	47,954
5.70%, 04/01/2035	100,000	122,699
Duke Realty, LP
3.25%, 06/30/2026	36,000	35,601
3.63%, 04/15/2023	146,000	150,506
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	160,000	158,895
DXC Technology Co.
4.25%, 04/15/2024	99,000	104,160
E*TRADE Financial Corp.
3.80%, 08/24/2027	46,000	46,550
E.I. du Pont de Nemours & Co.
4.15%, 02/15/2043	44,000	44,522
5.60%, 12/15/2036	40,000	47,594
6.00%, 07/15/2018	30,000	31,019

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Eaton Corp.
1.50%, 11/02/2017	$ 27,000	$ 26,997
3.10%, 09/15/2027	145,000	143,250
4.00%, 11/02/2032	21,000	21,740
5.80%, 03/15/2037	130,000	151,839
6.95%, 03/20/2019	60,000	64,122
eBay, Inc.
2.60%, 07/15/2022	450,000	448,750
3.45%, 08/01/2024 (F)	139,000	140,907
Ecolab, Inc.
1.45%, 12/08/2017	103,000	102,979
2.25%, 01/12/2020	80,000	80,536
3.25%, 01/14/2023	66,000	67,979
5.50%, 12/08/2041	110,000	135,336
Edison International
2.40%, 09/15/2022	70,000	69,454
2.95%, 03/15/2023	485,000	491,148
Emera US Finance, LP
4.75%, 06/15/2046	235,000	251,998
Energy Transfer, LP
3.60%, 02/01/2023	56,000	56,950
4.05%, 03/15/2025	118,000	119,633
4.75%, 01/15/2026	96,000	101,057
4.90%, 02/01/2024	120,000	127,278
5.15%, 02/01/2043	315,000	307,251
6.05%, 06/01/2041	325,000	351,082
6.50%, 02/01/2042	36,000	40,731
Energy Transfer, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	120,000	129,612
Eni USA, Inc.
7.30%, 11/15/2027	150,000	188,034
EnLink Midstream Partners, LP
4.15%, 06/01/2025	245,000	246,977
5.05%, 04/01/2045	58,000	55,879
Entergy Arkansas, Inc.
3.05%, 06/01/2023	158,000	161,410
3.50%, 04/01/2026	61,000	62,960
Entergy Corp.
2.95%, 09/01/2026	285,000	275,614
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	112,167
3.05%, 06/01/2031	107,000	103,487
Entergy Mississippi, Inc.
2.85%, 06/01/2028	251,000	242,216
Enterprise Products Operating LLC
3.35%, 03/15/2023	204,000	209,244
3.70%, 02/15/2026	10,000	10,270
3.75%, 02/15/2025	488,000	505,767
3.90%, 02/15/2024	383,000	401,536
4.85%, 03/15/2044	166,000	178,231
Fixed until 08/16/2022, 4.88% (C), 08/16/2077	285,000	286,425
4.90%, 05/15/2046	240,000	262,194
4.95%, 10/15/2054	35,000	37,081
5.10%, 02/15/2045	65,000	72,427
Fixed until 08/16/2027, 5.25% (C), 08/16/2077	230,000	232,012
5.75%, 03/01/2035	100,000	114,285
5.95%, 02/01/2041	36,000	43,171
6.88%, 03/01/2033	400,000	504,799
7.55%, 04/15/2038	120,000	165,630
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	46,649
4.10%, 02/01/2021	80,000	84,271
EPR Properties
4.50%, 06/01/2027	412,000	417,147
EQT Corp.
3.90%, 10/01/2027 (H)	161,000	161,028

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Equifax, Inc.
2.30%, 06/01/2021	$ 59,000	$ 57,642
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (B)	285,000	294,747
5.25%, 10/01/2020 (B)	8,000	8,651
5.63%, 03/15/2042 (B)	37,000	42,787
6.70%, 06/01/2034 (B)	44,000	54,878
ERP Operating, LP
2.38%, 07/01/2019	32,000	32,259
2.85%, 11/01/2026	96,000	93,389
3.00%, 04/15/2023	150,000	152,866
4.63%, 12/15/2021	19,000	20,562
Exelon Corp.
2.45%, 04/15/2021	55,000	55,005
3.40%, 04/15/2026	63,000	63,350
3.50%, 06/01/2022	715,000	736,516
3.95%, 06/15/2025	245,000	255,923
Exelon Generation Co. LLC
2.95%, 01/15/2020	525,000	534,287
3.40%, 03/15/2022	246,000	251,972
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	51,061
3.40%, 03/01/2027	215,000	211,955
3.50%, 06/15/2024	90,000	91,320
4.50%, 02/25/2026	144,000	154,127
4.80%, 07/15/2046	62,000	65,468
Exxon Mobil Corp.
2.73%, 03/01/2023	495,000	503,411
4.11%, 03/01/2046	128,000	138,304
FedEx Corp.
3.90%, 02/01/2035	223,000	226,040
4.10%, 02/01/2045	175,000	172,860
Fifth Third Bancorp
2.88%, 07/27/2020	205,000	208,893
Fifth Third Bank
2.38%, 04/25/2019	300,000	302,483
FirstEnergy Corp.
3.90%, 07/15/2027	248,000	251,854
4.85%, 07/15/2047	146,000	153,219
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (B)	260,000	275,215
Florida Power & Light Co.
4.95%, 06/01/2035	70,000	81,425
5.13%, 06/01/2041	30,000	36,038
5.63%, 04/01/2034	100,000	124,758
Fluor Corp.
3.38%, 09/15/2021	149,000	154,039
Ford Motor Co.
5.29%, 12/08/2046	70,000	73,038
7.45%, 07/16/2031	820,000	1,061,980
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	200,000	200,671
2.38%, 01/16/2018	200,000	200,426
3.34%, 03/18/2021 - 03/28/2022	697,000	709,913
3.66%, 09/08/2024	200,000	200,674
3.81%, 01/09/2024	200,000	203,972
4.13%, 08/04/2025	210,000	215,723
4.39%, 01/08/2026, MTN	885,000	920,522
Forest Laboratories LLC
5.00%, 12/15/2021 (B)	269,000	293,990
General Dynamics Corp.
2.63%, 11/15/2027	410,000	396,780
General Electric Co.
2.10%, 12/11/2019	86,000	86,684
2.20%, 01/09/2020, MTN	172,000	173,534
2.70%, 10/09/2022	34,000	34,613
3.15%, 09/07/2022, MTN	250,000	259,655

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Electric Co. (continued)
3.45%, 05/15/2024, MTN	$ 292,000	$ 305,938
4.38%, 09/16/2020, MTN	104,000	111,383
4.65%, 10/17/2021, MTN	222,000	243,105
Fixed until 01/21/2021, 5.00% (C), 01/21/2021 (E)	360,000	380,772
5.50%, 01/08/2020, MTN	60,000	64,742
5.63%, 05/01/2018, MTN	140,000	143,304
6.00%, 08/07/2019, MTN	101,000	108,773
General Motors Co.
5.00%, 04/01/2035	715,000	729,709
5.15%, 04/01/2038	250,000	256,323
6.60%, 04/01/2036	540,000	641,470
General Motors Financial Co., Inc.
3.25%, 05/15/2018	20,000	20,179
3.45%, 01/14/2022 - 04/10/2022	570,000	580,727
3.70%, 05/09/2023	205,000	208,911
3.95%, 04/13/2024	840,000	860,331
4.00%, 01/15/2025 - 10/06/2026	305,000	306,635
4.30%, 07/13/2025	105,000	108,411
4.35%, 01/17/2027	453,000	465,502
Georgia Power Co.
3.25%, 04/01/2026	49,000	49,213
Gilead Sciences, Inc.
2.50%, 09/01/2023	16,000	15,839
3.25%, 09/01/2022	120,000	123,942
3.50%, 02/01/2025	20,000	20,828
3.70%, 04/01/2024	484,000	511,169
4.00%, 09/01/2036	233,000	240,007
4.15%, 03/01/2047	95,000	97,320
4.60%, 09/01/2035	382,000	421,752
Glencore Funding LLC
4.00%, 03/27/2027 (B) (F)	250,000	251,514
4.63%, 04/29/2024 (B)	220,000	233,035
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	1,531,000	1,517,904
2.60%, 04/23/2020	186,000	187,677
Fixed until 07/24/2022, 2.91% (C), 07/24/2023	1,750,000	1,751,258
Fixed until 06/05/2022, 2.91% (C), 06/05/2023	2,376,000	2,377,884
3.00%, 04/26/2022	90,000	91,040
Fixed until 09/29/2024, 3.27% (C), 09/29/2025	484,000	484,631
3.50%, 01/23/2025 - 11/16/2026	1,302,000	1,317,629
3.63%, 01/22/2023	500,000	518,055
Fixed until 06/05/2027, 3.69% (C), 06/05/2028	523,000	527,070
3.75%, 05/22/2025	399,000	410,227
3.85%, 01/26/2027	490,000	500,616
5.15%, 05/22/2045	458,000	524,308
5.38%, 03/15/2020, MTN	606,000	651,007
Fixed until 05/10/2020, 5.38% (C), 05/10/2020 (E)	195,000	202,040
Fixed until 05/10/2019, 5.70% (C), 05/10/2019 (E)	410,000	423,325
5.75%, 01/24/2022	160,000	179,328
5.95%, 01/18/2018	115,000	116,458
6.00%, 06/15/2020, MTN	220,000	241,468
7.50%, 02/15/2019, MTN	435,000	467,194
Goodman US Finance Three LLC
3.70%, 03/15/2028 (B)	561,000	559,151
4.50%, 10/15/2037 (B)	221,000	223,756
Government Properties Income Trust
4.00%, 07/15/2022	251,000	253,141
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	78,929

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Great-West Lifeco Finance Delaware, LP
4.15%, 06/03/2047 (B)	$ 200,000	$ 205,474
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	39,000	38,942
3.48%, 06/15/2050 (B)	36,000	35,882
Guardian Life Global Funding
2.00%, 04/26/2021 (B)	150,000	148,116
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	44,000	47,029
Gulf Power Co.
3.30%, 05/30/2027	620,000	627,672
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	150,000	154,503
Halliburton Co.
3.50%, 08/01/2023	107,000	110,322
3.80%, 11/15/2025	90,000	92,413
4.85%, 11/15/2035	157,000	170,204
7.60%, 08/15/2096 (B)	40,000	51,798
8.75%, 02/15/2021	100,000	119,806
Harris Corp.
2.70%, 04/27/2020	685,000	692,191
3.83%, 04/27/2025	685,000	710,485
4.85%, 04/27/2035	70,000	77,119
Hasbro, Inc.
3.50%, 09/15/2027	144,000	142,716
HCP, Inc.
3.40%, 02/01/2025	38,000	37,868
3.75%, 02/01/2019	200,000	203,649
3.88%, 08/15/2024	497,000	510,182
4.00%, 06/01/2025	407,000	419,816
4.20%, 03/01/2024	127,000	132,937
Hess Corp.
5.80%, 04/01/2047	375,000	385,391
6.00%, 01/15/2040	150,000	155,298
7.13%, 03/15/2033	280,000	326,188
Historic TW, Inc.
6.63%, 05/15/2029	72,000	89,810
Home Depot, Inc.
2.13%, 09/15/2026	54,000	50,709
2.63%, 06/01/2022	150,000	152,384
2.80%, 09/14/2027	325,000	318,767
3.00%, 04/01/2026	53,000	53,185
3.50%, 09/15/2056	327,000	301,538
3.75%, 02/15/2024	110,000	116,457
4.20%, 04/01/2043	103,000	109,797
HP, Inc.
3.75%, 12/01/2020	25,000	25,994
4.30%, 06/01/2021	32,000	33,907
4.38%, 09/15/2021	60,000	63,732
4.65%, 12/09/2021	87,000	93,746
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	200,075
Huntington Bancshares, Inc.
2.30%, 01/14/2022	271,000	268,407
Huntington National Bank
2.00%, 06/30/2018	250,000	250,593
2.20%, 11/06/2018	250,000	250,795
Hyundai Capital America
2.00%, 07/01/2019 (B)	64,000	63,453
2.40%, 10/30/2018 (B)	120,000	120,435
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	104,750
4.88%, 09/15/2041	192,000	224,119
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	122,786
3.75%, 07/01/2047	130,000	127,803

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	$ 71,000	$ 71,809
Intel Corp.
2.60%, 05/19/2026	155,000	150,576
2.88%, 05/11/2024	538,000	544,581
3.10%, 07/29/2022	15,000	15,602
3.15%, 05/11/2027	460,000	467,102
3.30%, 10/01/2021	15,000	15,705
3.70%, 07/29/2025	104,000	109,981
4.00%, 12/15/2032	181,000	198,383
4.80%, 10/01/2041	33,000	38,426
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	148,130
4.00%, 10/15/2023	115,000	123,396
International Business Machines Corp.
1.80%, 05/17/2019	100,000	100,356
2.25%, 02/19/2021	279,000	279,847
3.45%, 02/19/2026	230,000	237,568
3.63%, 02/12/2024	145,000	152,149
7.00%, 10/30/2025	50,000	64,087
International Lease Finance Corp.
3.88%, 04/15/2018	614,000	620,807
5.88%, 08/15/2022	150,000	167,959
8.63%, 01/15/2022	360,000	441,196
International Paper Co.
3.00%, 02/15/2027	150,000	145,717
7.30%, 11/15/2039	100,000	138,000
8.70%, 06/15/2038	70,000	104,521
ITC Holdings Corp.
3.25%, 06/30/2026	150,000	148,306
3.65%, 06/15/2024	205,000	210,924
Jackson National Life Global Funding
1.88%, 10/15/2018 (B)	113,000	113,252
2.25%, 04/29/2021 (B)	730,000	727,021
2.50%, 06/27/2022 (B)	100,000	100,005
3.05%, 04/29/2026 (B)	81,000	79,634
3.25%, 01/30/2024 (B)	29,000	29,421
4.70%, 06/01/2018 (B)	100,000	101,934
JB Hunt Transport Services, Inc.
3.30%, 08/15/2022	535,000	548,304
Jefferies Group LLC
4.85%, 01/15/2027	52,000	54,581
6.88%, 04/15/2021	245,000	276,867
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (B)	320,000	334,906
6.15%, 06/01/2037	80,000	94,611
John Deere Capital Corp.
1.20%, 10/10/2017	41,000	40,999
1.35%, 01/16/2018, MTN	63,000	62,991
1.60%, 07/13/2018, MTN	179,000	179,110
1.70%, 01/15/2020	30,000	29,889
2.45%, 09/11/2020, MTN	33,000	33,376
2.75%, 03/15/2022, MTN	25,000	25,432
2.80%, 09/08/2027, MTN	100,000	98,315
3.15%, 10/15/2021, MTN	20,000	20,667
3.35%, 06/12/2024, MTN	166,000	171,538
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	71,944	78,934
Johnson & Johnson
3.55%, 03/01/2036	245,000	252,107
3.63%, 03/03/2037	205,000	213,025
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	47,747
5.30%, 10/01/2041	60,000	70,253
Kerr-McGee Corp.
7.88%, 09/15/2031	180,000	228,849

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
KeyBank NA
3.40%, 05/20/2026, MTN	$ 405,000	$ 403,039
KeyCorp
2.90%, 09/15/2020, MTN	84,000	85,778
5.10%, 03/24/2021, MTN	141,000	153,670
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	402,000	390,299
Kimberly-Clark Corp.
2.40%, 03/01/2022 - 06/01/2023	114,000	113,572
Kimco Realty Corp.
3.80%, 04/01/2027 (F)	200,000	201,995
Kinder Morgan Energy Partners, LP
5.63%, 09/01/2041	230,000	239,281
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 (B)	675,000	682,503
Kinder Morgan, Inc.
5.30%, 12/01/2034	170,000	177,485
Kraft Heinz Foods Co.
2.80%, 07/02/2020	350,000	356,323
3.50%, 06/06/2022	51,000	52,814
3.95%, 07/15/2025	293,000	301,779
4.38%, 06/01/2046	415,000	409,785
5.00%, 07/15/2035 - 06/04/2042	400,000	433,376
5.20%, 07/15/2045	169,000	185,124
6.13%, 08/23/2018	65,000	67,503
6.50%, 02/09/2040	100,000	125,242
6.88%, 01/26/2039	164,000	210,694
Kroger Co.
2.65%, 10/15/2026	265,000	242,362
3.40%, 04/15/2022	95,000	97,665
3.70%, 08/01/2027	305,000	301,027
3.88%, 10/15/2046	205,000	178,345
4.00%, 02/01/2024	90,000	93,326
6.15%, 01/15/2020	30,000	32,599
6.90%, 04/15/2038	230,000	287,255
8.00%, 09/15/2029	125,000	165,405
L3 Technologies, Inc.
3.85%, 12/15/2026	152,000	157,705
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	141,244
3.25%, 09/01/2024	135,000	135,393
3.60%, 09/01/2027	145,000	145,838
Lear Corp.
3.80%, 09/15/2027	60,000	59,772
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	117,835
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (B)	100,000	109,198
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	220,000	285,657
Liberty Property, LP
3.25%, 10/01/2026	54,000	52,773
4.40%, 02/15/2024	95,000	101,248
Lincoln National Corp.
4.00%, 09/01/2023	100,000	105,304
4.20%, 03/15/2022	206,000	217,812
Lockheed Martin Corp.
2.90%, 03/01/2025	135,000	134,327
3.10%, 01/15/2023	73,000	75,188
3.55%, 01/15/2026	495,000	510,912
3.80%, 03/01/2045	460,000	448,817
4.07%, 12/15/2042	108,000	109,785
4.09%, 09/15/2052 (B)	121,000	120,999
4.50%, 05/15/2036	250,000	273,300
Lowe’s Cos., Inc.
3.10%, 05/03/2027	970,000	964,521
3.13%, 09/15/2024	50,000	51,128
3.38%, 09/15/2025	179,000	184,376
4.65%, 04/15/2042	43,000	47,620

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Macy’s Retail Holdings, Inc.
4.30%, 02/15/2043	$ 180,000	$ 145,162
Magellan Health, Inc.
4.40%, 09/22/2024	375,000	373,703
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	58,010
4.20%, 12/01/2042	75,000	71,036
4.25%, 02/01/2021	234,000	246,867
5.15%, 10/15/2043	62,000	68,707
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	252,145
Marathon Oil Corp.
2.80%, 11/01/2022	100,000	97,217
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	97,763
4.75%, 09/15/2044	140,000	139,274
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	192,222
2.75%, 01/30/2022	19,000	19,184
3.30%, 03/14/2023	25,000	25,858
3.50%, 03/10/2025	93,000	96,167
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	351,000	348,537
Masco Corp.
3.50%, 04/01/2021 - 11/15/2027	265,000	267,946
4.50%, 05/15/2047	165,000	165,453
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	113,000	114,782
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	33,000	38,880
7.63%, 11/15/2023 (B)	250,000	303,856
MassMutual Global Funding II
2.00%, 04/15/2021 (B)	400,000	395,954
2.10%, 08/02/2018 (B)	112,000	112,470
2.50%, 10/17/2022 (B)	100,000	100,143
McCormick & Co., Inc.
2.70%, 08/15/2022	105,000	105,496
3.15%, 08/15/2024	375,000	378,327
3.40%, 08/15/2027	66,000	66,270
McDonald’s Corp.
4.60%, 05/26/2045, MTN	205,000	223,819
4.70%, 12/09/2035, MTN	39,000	42,994
6.30%, 10/15/2037, MTN	71,000	92,147
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	238,000	256,952
4.60%, 06/01/2044	70,000	76,983
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	94,485
Medtronic, Inc.
3.13%, 03/15/2022	72,000	74,127
4.38%, 03/15/2035	724,000	796,975
Merck & Co., Inc.
2.40%, 09/15/2022	109,000	109,824
2.80%, 05/18/2023	18,000	18,476
3.70%, 02/10/2045	20,000	20,303
MetLife, Inc.
3.00%, 03/01/2025	290,000	290,702
4.13%, 08/13/2042	335,000	345,039
Fixed until 06/15/2020, 5.25% (C), 06/15/2020 (E)	330,000	340,217
6.40%, 12/15/2066	60,000	69,150
Metropolitan Edison Co.
4.00%, 04/15/2025 (B)	85,000	87,353

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B)	$ 100,000	$ 99,993
3.00%, 01/10/2023 - 09/19/2027 (B)	320,000	320,528
3.65%, 06/14/2018 (B)	120,000	121,621
3.88%, 04/11/2022 (B)	300,000	318,641
Microsoft Corp.
0.88%, 11/15/2017	22,000	21,988
2.38%, 02/12/2022 - 05/01/2023	176,000	176,587
2.40%, 08/08/2026	520,000	502,611
2.88%, 02/06/2024	458,000	468,039
3.30%, 02/06/2027	167,000	172,912
3.50%, 02/12/2035	348,000	354,224
3.70%, 08/08/2046	455,000	458,841
3.75%, 02/12/2045	145,000	147,122
3.95%, 08/08/2056	88,000	90,682
4.00%, 02/12/2055	71,000	73,770
4.10%, 02/06/2037	681,000	738,011
4.50%, 02/06/2057	233,000	263,662
MidAmerican Energy Co.
3.10%, 05/01/2027	193,000	193,608
3.50%, 10/15/2024	122,000	128,109
Molson Coors Brewing Co.
3.00%, 07/15/2026	105,000	102,117
Monsanto Co.
4.70%, 07/15/2064	18,000	18,202
Morgan Stanley
1.88%, 01/05/2018	99,000	99,097
2.38%, 07/23/2019, MTN	355,000	357,261
2.65%, 01/27/2020	344,000	347,943
2.75%, 05/19/2022	150,000	150,830
Fixed until 07/22/2027, 3.59% (C), 07/22/2028	1,596,000	1,601,946
3.63%, 01/20/2027	200,000	202,717
3.70%, 10/23/2024, MTN	167,000	173,008
3.75%, 02/25/2023, MTN	284,000	296,552
3.95%, 04/23/2027	365,000	371,307
Fixed until 07/22/2037, 3.97% (C), 07/22/2038	330,000	331,884
4.00%, 07/23/2025, MTN	731,000	770,667
4.30%, 01/27/2045	329,000	344,881
4.38%, 01/22/2047	315,000	335,096
5.00%, 11/24/2025	334,000	366,056
Fixed until 07/15/2019, 5.45% (C), 07/15/2019 (E)	485,000	500,156
5.50%, 07/28/2021, MTN	620,000	687,725
5.63%, 09/23/2019, MTN	470,000	502,009
6.63%, 04/01/2018, MTN	200,000	204,888
7.30%, 05/13/2019, MTN	470,000	508,768
Mosaic Co.
4.25%, 11/15/2023 (F)	207,000	214,959
4.88%, 11/15/2041	13,000	12,245
5.45%, 11/15/2033	255,000	263,557
5.63%, 11/15/2043	140,000	142,914
MPLX, LP
4.00%, 02/15/2025	70,000	71,183
4.13%, 03/01/2027	290,000	295,271
4.88%, 12/01/2024	165,000	177,798
5.20%, 03/01/2047	136,000	142,390
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	11,000	11,020
Mylan, Inc.
2.60%, 06/24/2018	155,000	155,767
3.13%, 01/15/2023 (B)	885,000	884,235
5.40%, 11/29/2043	40,000	42,699
Nabors Industries, Inc.
4.63%, 09/15/2021	170,000	166,770
5.00%, 09/15/2020	110,000	112,200
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	28,969

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
National Retail Properties, Inc.
3.50%, 10/15/2027	$ 100,000	$ 97,878
3.60%, 12/15/2026	124,000	122,775
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/2023	405,000	404,699
2.85%, 01/27/2025	235,000	234,147
2.95%, 02/07/2024	61,000	61,574
3.05%, 04/25/2027	92,000	92,019
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (B)	250,000	357,319
9.38%, 08/15/2039 (B)	80,000	132,723
NBCUniversal Media LLC
4.38%, 04/01/2021	150,000	161,425
Nevada Power Co.
5.38%, 09/15/2040	80,000	94,517
5.45%, 05/15/2041	40,000	48,392
6.50%, 08/01/2018	25,000	25,986
6.65%, 04/01/2036	100,000	135,287
7.13%, 03/15/2019	50,000	53,698
New York Life Global Funding
1.55%, 11/02/2018 (B)	286,000	285,728
2.00%, 04/13/2021 (B)	230,000	228,437
2.35%, 07/14/2026 (B)	75,000	71,618
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	83,000	83,804
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	106,000	106,685
3.55%, 05/01/2027	45,000	46,252
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (B)	141,000	145,462
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	52,143
3.95%, 03/30/2048	265,000	261,175
5.65%, 02/01/2045	89,000	107,976
5.80%, 02/01/2042	67,000	80,110
6.25%, 12/15/2040	100,000	124,127
6.80%, 01/15/2019	13,000	13,783
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (B)	214,000	214,339
1.90%, 09/14/2021 (B)	78,000	76,428
2.60%, 09/28/2022 (B)	385,000	385,347
Noble Energy, Inc.
3.85%, 01/15/2028	90,000	90,178
5.05%, 11/15/2044	155,000	159,977
5.63%, 05/01/2021	88,000	90,640
6.00%, 03/01/2041	57,000	65,104
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	21,519
Norfolk Southern Corp.
2.90%, 06/15/2026	325,000	322,135
3.15%, 06/01/2027	335,000	334,687
3.25%, 12/01/2021	11,000	11,363
3.85%, 01/15/2024	125,000	132,617
3.95%, 10/01/2042	25,000	24,934
4.05%, 08/15/2052 (B)	127,000	124,390
7.05%, 05/01/2037	100,000	136,191
Northern States Power Co.
6.25%, 06/01/2036	70,000	92,430
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (C), 05/08/2032	645,000	645,237
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	40,048
3.20%, 02/01/2027	112,000	112,696
3.85%, 04/15/2045	381,000	370,904

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	$ 80,000	$ 112,796
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	150,532	164,246
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	80,554
3.40%, 05/06/2024	165,000	172,849
Nucor Corp.
4.00%, 08/01/2023	70,000	74,238
5.20%, 08/01/2043	107,000	124,518
6.40%, 12/01/2037	200,000	259,292
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	142,000	141,908
Occidental Petroleum Corp.
2.70%, 02/15/2023	88,000	88,646
3.40%, 04/15/2026	35,000	35,750
3.50%, 06/15/2025	68,000	69,595
4.63%, 06/15/2045	26,000	28,436
Ohio Power Co.
6.60%, 03/01/2033	65,000	83,269
Oncor Electric Delivery Co. LLC
2.95%, 04/01/2025	45,000	44,863
6.80%, 09/01/2018	50,000	52,277
7.00%, 09/01/2022	50,000	59,908
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	106,260
3.38%, 10/01/2022	30,000	30,302
4.90%, 03/15/2025	450,000	481,260
5.00%, 09/15/2023	65,000	70,192
6.13%, 02/01/2041	395,000	454,804
6.65%, 10/01/2036	220,000	265,869
Oracle Corp.
2.38%, 01/15/2019	91,000	91,921
2.40%, 09/15/2023	292,000	290,347
2.50%, 05/15/2022 - 10/15/2022	341,000	344,539
2.65%, 07/15/2026	1,245,000	1,222,926
2.95%, 05/15/2025	400,000	403,356
3.85%, 07/15/2036	280,000	289,783
3.90%, 05/15/2035	130,000	136,335
4.00%, 07/15/2046	355,000	367,321
4.30%, 07/08/2034	573,000	626,153
6.13%, 07/08/2039	65,000	86,668
Owens Corning
4.30%, 07/15/2047	290,000	276,630
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	44,997
2.95%, 03/01/2026	115,000	114,427
3.25%, 09/15/2021	11,000	11,358
3.30%, 03/15/2027	410,000	417,132
3.40%, 08/15/2024	130,000	134,598
3.50%, 06/15/2025	224,000	231,187
4.00%, 12/01/2046	92,000	96,426
4.45%, 04/15/2042	17,000	18,752
4.50%, 12/15/2041	48,000	52,158
6.05%, 03/01/2034	170,000	221,396
8.25%, 10/15/2018	45,000	47,934
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	245,000	402,393
PacifiCorp
5.50%, 01/15/2019	50,000	52,284
6.25%, 10/15/2037	20,000	26,811
Parker-Hannifin Corp.
3.30%, 11/21/2024, MTN	37,000	38,009
4.10%, 03/01/2047 (B)	67,000	68,616
4.45%, 11/21/2044, MTN	37,000	39,621
PECO Energy Co.
2.38%, 09/15/2022	100,000	99,947

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pennsylvania Electric Co.
3.25%, 03/15/2028 (B)	$ 281,000	$ 277,443
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (B)	26,000	26,191
3.38%, 02/01/2022 (B)	184,000	188,926
4.25%, 01/17/2023 (B)	150,000	159,850
4.88%, 07/11/2022 (B)	100,000	108,897
PepsiCo, Inc.
3.10%, 07/17/2022	113,000	117,298
3.45%, 10/06/2046	770,000	730,574
4.60%, 07/17/2045	39,000	44,084
4.88%, 11/01/2040	17,000	19,846
Pfizer, Inc.
3.00%, 12/15/2026	210,000	212,642
Philip Morris International, Inc.
2.13%, 05/10/2023	995,000	969,102
2.38%, 08/17/2022	1,145,000	1,139,620
Phillips 66
4.30%, 04/01/2022	16,000	17,185
4.88%, 11/15/2044	330,000	358,052
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	33,263
4.90%, 10/01/2046	209,000	209,182
Piedmont Natural Gas Co., Inc.
3.64%, 11/01/2046	220,000	209,394
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	175,000	170,957
3.65%, 06/01/2022	53,000	53,280
4.30%, 01/31/2043	121,000	103,867
4.65%, 10/15/2025	400,000	411,929
5.75%, 01/15/2020	700,000	743,486
PNC Bank NA
6.88%, 04/01/2018	250,000	256,464
PNC Financial Services Group, Inc.
5.13%, 02/08/2020	100,000	107,010
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	51,827
PPL Capital Funding, Inc.
3.50%, 12/01/2022	750,000	778,597
4.00%, 09/15/2047	146,000	145,108
4.20%, 06/15/2022	50,000	53,538
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	44,479
Praxair, Inc.
2.65%, 02/05/2025	65,000	63,785
Precision Castparts Corp.
3.25%, 06/15/2025	160,000	163,338
4.20%, 06/15/2035	160,000	167,932
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	204,863
Priceline Group, Inc.
2.75%, 03/15/2023	179,000	178,818
3.55%, 03/15/2028	250,000	250,427
Pricoa Global Funding I
1.60%, 05/29/2018 (B)	212,000	212,120
2.55%, 11/24/2020 (B)	235,000	237,630
Principal Life Global Funding II
2.25%, 10/15/2018 (B)	127,000	127,660
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	414,237
3.55%, 01/15/2024	1,505,000	1,612,832
Procter & Gamble Co.
2.85%, 08/11/2027	250,000	248,997
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,419
7.00%, 10/30/2031	110,000	148,385

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Progressive Corp.
2.45%, 01/15/2027	$ 200,000	$ 190,189
Prologis, LP
3.75%, 11/01/2025	32,000	33,488
Protective Life Global Funding
2.00%, 09/14/2021 (B)	210,000	204,647
2.26%, 04/08/2020 (B)	200,000	200,025
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	80,588
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	200,000	201,415
5.10%, 08/15/2043, MTN	340,000	394,764
Fixed until 03/15/2024, 5.20% (C), 03/15/2044	245,000	260,466
5.40%, 06/13/2035, MTN	150,000	175,306
Fixed until 06/15/2023, 5.63% (C), 06/15/2043	100,000	109,000
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	300,000	393,381
PSEG Power LLC
2.45%, 11/15/2018	50,000	50,245
4.15%, 09/15/2021	113,000	119,076
Public Service Co. of Colorado
3.55%, 06/15/2046	43,000	40,954
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	41,848
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	116,877
6.63%, 11/15/2037	80,000	107,430
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	93,000	87,784
3.65%, 09/01/2042, MTN	49,000	48,569
QUALCOMM, Inc.
2.60%, 01/30/2023	21,000	21,050
2.90%, 05/20/2024	1,260,000	1,264,260
3.25%, 05/20/2027	350,000	352,932
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	39,351
4.75%, 01/30/2020	160,000	169,184
Qwest Corp.
6.75%, 12/01/2021	67,000	73,163
Raytheon Co.
3.15%, 12/15/2024	56,000	57,386
Realty Income Corp.
3.00%, 01/15/2027	215,000	204,769
3.25%, 10/15/2022	260,000	266,151
4.65%, 03/15/2047	113,000	117,504
Regions Financial Corp.
2.75%, 08/14/2022	170,000	169,707
3.20%, 02/08/2021	118,000	120,587
Reliance Standard Life Global Funding II
2.38%, 05/04/2020 (B)	540,000	538,352
3.05%, 01/20/2021 (B)	104,000	105,615
Republic Services, Inc.
2.90%, 07/01/2026	49,000	47,998
3.55%, 06/01/2022	54,000	56,298
5.25%, 11/15/2021	80,000	88,322
5.50%, 09/15/2019	100,000	106,665
Reynolds American, Inc.
4.45%, 06/12/2025	611,000	654,894
5.70%, 08/15/2035	150,000	175,906
Roche Holdings, Inc.
2.38%, 01/28/2027 (B)	460,000	436,808
3.35%, 09/30/2024 (B)	200,000	207,317

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Rochester Gas & Electric Corp.
3.10%, 06/01/2027 (B)	$ 303,000	$ 302,807
Rockwell Collins, Inc.
2.80%, 03/15/2022	910,000	919,740
3.20%, 03/15/2024	665,000	677,305
3.50%, 03/15/2027	50,000	50,978
4.35%, 04/15/2047	50,000	51,790
Roper Technologies, Inc.
3.00%, 12/15/2020	46,000	46,932
3.80%, 12/15/2026	233,000	239,841
Ryder System, Inc.
2.50%, 03/01/2018, MTN	10,000	10,028
2.88%, 09/01/2020, MTN	144,000	146,390
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	33,551
6.00%, 06/01/2026	75,000	90,060
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	154,000	160,221
4.00%, 12/21/2025 (B)	447,000	468,889
Sempra Energy
2.40%, 03/15/2020	250,000	250,943
2.88%, 10/01/2022	28,000	28,095
3.25%, 06/15/2027	335,000	330,838
3.55%, 06/15/2024	118,000	120,493
4.05%, 12/01/2023	96,000	101,577
9.80%, 02/15/2019	140,000	154,348
SES Global Americas Holdings GP
2.50%, 03/25/2019 (B)	55,000	54,860
Sherwin-Williams Co.
2.75%, 06/01/2022	235,000	236,582
3.13%, 06/01/2024	82,000	82,412
3.45%, 06/01/2027	68,000	68,473
4.50%, 06/01/2047	80,000	83,956
Sierra Pacific Power Co.
2.60%, 05/01/2026	1,060,000	1,023,908
Simon Property Group, LP
3.75%, 02/01/2024	250,000	261,375
4.13%, 12/01/2021	27,000	28,729
4.38%, 03/01/2021	60,000	63,795
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	47,000	48,588
South Carolina Electric & Gas Co.
5.30%, 05/15/2033	150,000	174,300
6.05%, 01/15/2038	237,000	301,263
Southern California Edison Co.
1.85%, 02/01/2022	49,500	48,981
3.88%, 06/01/2021 (F)	18,000	19,037
3.90%, 12/01/2041	50,000	50,865
4.00%, 04/01/2047	220,000	231,576
4.05%, 03/15/2042	75,000	78,639
Southern Co.
2.15%, 09/01/2019	100,000	100,233
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	46,953
3.25%, 06/15/2026	323,000	317,414
3.50%, 09/15/2021	182,000	187,952
3.95%, 10/01/2046	49,000	46,783
4.40%, 06/01/2043	79,000	80,972
5.25%, 08/15/2019	230,000	243,114
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	77,000	83,948
8.00%, 03/01/2032	140,000	190,469
Southern Power Co.
4.15%, 12/01/2025	48,000	50,499
4.95%, 12/15/2046	185,000	196,710
5.15%, 09/15/2041	165,000	179,492

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southwest Gas Corp.
3.80%, 09/29/2046	$ 100,000	$ 96,507
Southwestern Electric Power Co.
2.75%, 10/01/2026	200,000	193,364
3.90%, 04/01/2045	125,000	125,397
6.45%, 01/15/2019	50,000	52,689
Southwestern Public Service Co.
3.70%, 08/15/2047	330,000	328,274
4.50%, 08/15/2041	70,000	77,434
6.00%, 10/01/2036	97,000	120,415
Spectra Energy Partners, LP
2.95%, 09/25/2018	46,000	46,471
3.50%, 03/15/2025	125,000	125,833
4.50%, 03/15/2045	170,000	171,248
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	539,000	547,085
Starbucks Corp.
4.30%, 06/15/2045	105,000	114,162
State Street Corp.
Fixed until 05/15/2022, 2.65% (C), 05/15/2023	775,000	779,301
3.10%, 05/15/2023	72,000	73,256
3.55%, 08/18/2025	118,000	123,151
3.70%, 11/20/2023	231,000	246,578
Stryker Corp.
3.50%, 03/15/2026	39,000	40,045
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	37,147
4.95%, 01/15/2043	309,000	290,674
5.30%, 04/01/2044	80,000	79,501
5.35%, 05/15/2045	438,000	437,704
5.40%, 10/01/2047	165,000	167,840
6.10%, 02/15/2042	100,000	107,371
SunTrust Bank
3.30%, 05/15/2026	315,000	311,326
7.25%, 03/15/2018	100,000	102,443
SunTrust Banks, Inc.
2.50%, 05/01/2019	39,000	39,333
Fixed until 06/15/2022, 5.05% (C), 06/15/2022 (E)	420,000	429,450
Swiss Re Treasury US Corp.
4.25%, 12/06/2042 (B)	125,000	127,836
Synchrony Financial
3.70%, 08/04/2026	919,000	900,059
4.25%, 08/15/2024	115,000	119,501
Sysco Corp.
2.50%, 07/15/2021	140,000	140,892
3.25%, 07/15/2027	350,000	348,911
3.75%, 10/01/2025	78,000	80,993
Target Corp.
3.50%, 07/01/2024	77,000	80,557
TC PipeLines, LP
3.90%, 05/25/2027	81,000	81,133
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	112,000	114,304
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	200,000	206,700
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020	195,000	192,408
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	129,000	127,007
Texas Gas Transmission LLC
4.50%, 02/01/2021 (B)	155,000	161,458
Texas Health Resources
4.33%, 11/15/2055	250,000	260,771

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Texas Instruments, Inc.
1.65%, 08/03/2019	$ 37,000	$ 36,996
Textron, Inc.
3.38%, 03/01/2028	270,000	268,069
3.65%, 03/15/2027	100,000	100,969
3.88%, 03/01/2025	130,000	134,626
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	223,000	218,253
3.15%, 01/15/2023	192,000	195,409
3.20%, 08/15/2027	765,000	756,752
4.15%, 02/01/2024	166,000	177,178
Time Warner Cable LLC
5.00%, 02/01/2020	5,000	5,286
5.50%, 09/01/2041	214,000	222,202
6.55%, 05/01/2037	100,000	117,455
8.75%, 02/14/2019	105,000	114,055
Time Warner Cos., Inc.
7.57%, 02/01/2024	55,000	68,394
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	330,000	448,559
Time Warner, Inc.
3.55%, 06/01/2024	900,000	915,549
3.60%, 07/15/2025	195,000	195,696
3.80%, 02/15/2027	500,000	500,116
4.75%, 03/29/2021	100,000	107,673
5.38%, 10/15/2041	17,000	18,323
Toledo Edison Co.
6.15%, 05/15/2037	130,000	159,793
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN	100,000	99,983
1.45%, 01/12/2018, MTN	129,000	129,030
2.10%, 01/17/2019, MTN	174,000	174,885
2.13%, 07/18/2019, MTN	90,000	90,629
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025 (B)	170,000	177,754
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	68,000	68,208
Tyson Foods, Inc.
3.95%, 08/15/2024	340,000	357,661
4.55%, 06/02/2047	125,000	133,766
UDR, Inc.
2.95%, 09/01/2026, MTN	304,000	291,838
3.70%, 10/01/2020	155,000	160,093
Unilever Capital Corp.
2.00%, 07/28/2026	125,000	115,450
Union Carbide Corp.
7.50%, 06/01/2025	40,000	48,485
7.75%, 10/01/2096	40,000	53,353
Union Electric Co.
2.95%, 06/15/2027	472,000	467,648
Union Pacific Corp.
2.75%, 04/15/2023	45,000	45,511
2.95%, 01/15/2023	21,000	21,475
3.60%, 09/15/2037	135,000	136,611
3.75%, 03/15/2024	100,000	106,087
4.00%, 04/15/2047	190,000	198,948
4.10%, 09/15/2067	90,000	90,199
4.15%, 01/15/2045	50,000	52,823
4.16%, 07/15/2022	42,000	45,299
4.30%, 06/15/2042	24,000	25,477
United Airlines Pass-Through Trust
2.88%, 04/07/2030	450,000	441,855
3.10%, 01/07/2030	85,000	84,878
3.45%, 01/07/2030	378,000	383,197
3.75%, 03/03/2028	309,854	320,885
4.30%, 02/15/2027	57,106	60,649

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
United Parcel Service, Inc.
2.45%, 10/01/2022	$ 29,000	$ 29,280
United Technologies Corp.
2.80%, 05/04/2024	360,000	360,322
3.13%, 05/04/2027	190,000	189,260
3.75%, 11/01/2046	80,000	77,148
4.15%, 05/15/2045	413,000	425,237
4.50%, 06/01/2042	71,000	76,302
UnitedHealth Group, Inc.
1.63%, 03/15/2019	73,000	72,842
2.75%, 02/15/2023	111,000	112,221
2.88%, 03/15/2023	150,000	152,953
3.10%, 03/15/2026	515,000	521,023
3.38%, 11/15/2021	37,000	38,476
3.75%, 07/15/2025	230,000	244,078
3.95%, 10/15/2042	180,000	184,673
4.63%, 07/15/2035	143,000	163,889
5.80%, 03/15/2036	100,000	126,050
6.63%, 11/15/2037	100,000	138,914
US Bancorp
2.20%, 04/25/2019, MTN	200,000	201,230
2.38%, 07/22/2026, MTN	100,000	95,038
2.63%, 01/24/2022, MTN	37,000	37,516
3.00%, 03/15/2022, MTN	33,000	34,010
US Bank NA
1.35%, 01/26/2018	300,000	299,982
2.13%, 10/28/2019	250,000	251,740
Valero Energy Corp.
7.50%, 04/15/2032	60,000	78,993
Ventas Realty, LP
3.50%, 02/01/2025	45,000	45,176
3.75%, 05/01/2024	88,000	90,491
3.85%, 04/01/2027	563,000	572,992
4.13%, 01/15/2026	68,000	70,821
4.38%, 02/01/2045	30,000	29,671
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	597,000	626,816
Verizon Communications, Inc.
2.95%, 03/15/2022	316,000	321,354
3.45%, 03/15/2021	114,000	118,516
4.13%, 03/16/2027 - 08/15/2046	935,000	904,387
4.27%, 01/15/2036	1,122,000	1,102,257
4.40%, 11/01/2034	811,000	811,518
4.50%, 08/10/2033	1,605,000	1,644,467
4.52%, 09/15/2048	259,000	250,756
4.67%, 03/15/2055	413,000	393,423
4.81%, 03/15/2039	1,142,000	1,178,895
4.86%, 08/21/2046	436,000	441,958
5.01%, 04/15/2049 - 08/21/2054	194,000	197,198
5.25%, 03/16/2037	206,000	225,907
Viacom, Inc.
3.25%, 03/15/2023	44,000	43,313
3.88%, 04/01/2024	90,000	90,118
4.38%, 03/15/2043	404,000	348,038
4.85%, 12/15/2034	165,000	155,490
Fixed until 02/28/2022, 5.88% (C), 02/28/2057 (F)	75,000	75,000
Fixed until 06/28/2027, 6.25% (C), 02/28/2057	50,000	50,313
6.88%, 04/30/2036	330,000	366,602
Virginia Electric & Power Co.
2.75%, 03/15/2023	260,000	263,012
2.95%, 01/15/2022	8,000	8,160
3.45%, 02/15/2024	21,000	21,797
4.45%, 02/15/2044	21,000	23,036
8.88%, 11/15/2038	70,000	117,532

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
VMware, Inc.
2.95%, 08/21/2022	$ 654,000	$ 657,906
Voya Financial, Inc.
3.13%, 07/15/2024	785,000	774,720
3.65%, 06/15/2026	50,000	50,119
Vulcan Materials Co.
4.50%, 06/15/2047	120,000	121,736
Wachovia Corp.
5.75%, 02/01/2018, MTN	544,000	551,515
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	115,000	120,614
Walgreen Co.
4.40%, 09/15/2042	70,000	70,447
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	103,460
4.50%, 11/18/2034	195,000	203,266
Walt Disney Co.
3.00%, 02/13/2026	400,000	402,707
Waste Management, Inc.
3.13%, 03/01/2025	69,000	69,787
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	148,057
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	245,000	245,664
2.50%, 03/04/2021	71,000	71,487
3.07%, 01/24/2023	667,000	678,427
3.30%, 09/09/2024, MTN	300,000	304,940
3.50%, 03/08/2022, MTN	400,000	415,454
Fixed until 05/27/2027, 3.58% (C), 05/22/2028, MTN	420,000	425,101
4.10%, 06/03/2026, MTN	70,000	72,766
4.30%, 07/22/2027, MTN	63,000	66,630
4.60%, 04/01/2021, MTN	740,000	794,797
4.65%, 11/04/2044, MTN	483,000	516,785
4.75%, 12/07/2046, MTN	928,000	1,018,818
4.90%, 11/17/2045, MTN	225,000	250,975
5.38%, 11/02/2043	200,000	235,168
5.63%, 12/11/2017	50,000	50,394
Welltower, Inc.
REIT,
3.75%, 03/15/2023	75,000	78,068
4.00%, 06/01/2025	479,000	499,368
4.25%, 04/01/2026	200,000	211,443
4.50%, 01/15/2024	172,000	184,675
Western Gas Partners, LP
3.95%, 06/01/2025	210,000	210,974
4.65%, 07/01/2026	176,000	184,470
5.45%, 04/01/2044	122,000	129,189
Western Union Co.
3.60%, 03/15/2022	230,000	233,511
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	153,312
WestRock Co.
3.00%, 09/15/2024 (B)	200,000	200,185
Weyerhaeuser Co.
7.38%, 03/15/2032	120,000	166,469
Williams Partners, LP
3.90%, 01/15/2025	78,000	79,604
4.00%, 09/15/2025	365,000	373,334
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,045
3.10%, 06/01/2025	110,000	111,285
3.65%, 12/15/2042	40,000	38,527
4.25%, 12/15/2019	140,000	146,933
WW Grainger, Inc.
4.60%, 06/15/2045	291,000	313,493

The notes are an integral part of this report. Transamerica Series Trust	Page 24	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Xcel Energy, Inc.
3.30%, 06/01/2025	$ 235,000	$ 238,636
4.70%, 05/15/2020	325,000	343,416
4.80%, 09/15/2041	3,000	3,303
6.50%, 07/01/2036	130,000	173,131
Xylem, Inc.
3.25%, 11/01/2026	33,000	32,954
4.38%, 11/01/2046	228,000	238,072
Zoetis, Inc.
1.88%, 02/01/2018	41,000	41,084
3.25%, 02/01/2023	150,000	155,109
3.45%, 11/13/2020	37,000	38,254
4.70%, 02/01/2043	17,000	18,814

		304,257,753

Virgin Islands, British - 0.1%
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	360,000	365,683
CNOOC Finance, Ltd.
3.00%, 05/09/2023	200,000	200,323
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (B)	200,000	215,122
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (B)	200,000	199,540

		980,668

Total Corporate Debt Securities (Cost $382,730,240)		390,024,394

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Canada - 0.0% (A)
Province of Ontario
1.65%, 09/27/2019	87,000	86,711

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	208,400
4.50%, 01/28/2026	220,000	234,960
5.00%, 06/15/2045	200,000	205,750
7.38%, 09/18/2037	100,000	131,900

		781,010

Israel - 0.3%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	812,927
Series 2008-Z,
Zero Coupon, 08/15/2024 - 02/15/2025	2,000,000	1,668,511
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	833,060
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	2,300,000	1,919,611

		5,234,109

Mexico - 0.1%
Mexico Government International Bond
3.63%, 03/15/2022	466,000	488,368
4.00%, 10/02/2023	226,000	238,927
4.13%, 01/21/2026	400,000	421,400
4.35%, 01/15/2047	100,000	97,250
5.55%, 01/21/2045	119,000	136,791

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
4.75%, 03/08/2044, MTN	$ 212,000	$ 218,466
5.75%, 10/12/2110, MTN	70,000	75,040

		1,676,242

Peru - 0.0% (A)
Peru Government International Bond
5.63%, 11/18/2050	35,000	44,187

Poland - 0.0% (A)
Republic of Poland Government International Bond
4.00%, 01/22/2024	167,000	179,699

Supranational - 0.0% (A)
African Development Bank
8.80%, 09/01/2019	130,000	146,509

Total Foreign Government Obligations (Cost $7,942,309)		8,148,467

MORTGAGE-BACKED SECURITIES - 2.7%
Cayman Islands - 0.1%
PFP, Ltd.
Series 2015-2, Class A,
1-Month LIBOR + 1.45%, 2.68% (C), 07/14/2034 (B)	143,115	143,036
Series 2015-2, Class C,
1-Month LIBOR + 3.25%, 4.48% (C), 07/14/2034 (B)	100,000	100,156
Series 2015-2, Class D,
1-Month LIBOR + 4.00%, 5.23% (C), 07/14/2034 (B)	100,000	100,225
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1-Month LIBOR + 1.40%, 2.63% (C), 08/15/2032 (B)	41,862	41,792
Series 2015-CRE4, Class B,
1-Month LIBOR + 3.00%, 4.23% (C), 08/15/2032 (B)	153,000	151,470

		536,679

United States - 2.6%
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (D)	235,068	235,164
Ajax Mortgage Loan Trust
Series 2015-B, Class A,
3.88% (C), 07/25/2060 (B)	181,535	181,547
Series 2016-2, Class A,
4.13% (C), 10/25/2056 (B)	284,236	284,578
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	387,419	389,993
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	344,591	340,697
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (C), 11/25/2045 (B)	73,947	73,848
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (B)	100,000	101,994
Series 2014-520M, Class C,
4.35% (C), 08/15/2046 (B)	150,000	141,403

The notes are an integral part of this report. Transamerica Series Trust	Page 25	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.84% (C), 09/27/2044 (B)	$ 783,000	$ 770,873
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.34% (C), 03/20/2035	64,270	65,333
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.83% (C), 11/25/2033	62,340	62,716
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	900,000	921,215
BCAP LLC Trust
Series 2012-RR10, Class 1A1,
1.46% (C), 02/26/2037 (B)	70,324	70,165
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 1.88% (C), 07/25/2034	231,026	230,329
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.55% (C), 07/25/2033	29,998	30,205
Series 2005-5, Class A2,
1-Year CMT + 2.15%, 2.82% (C), 08/25/2035	552,986	550,676
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 2.91% (C), 02/25/2036	322,542	323,002
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class AJ,
6.22% (C), 06/11/2050	89,155	89,925
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.52% (C), 06/11/2041 (B)	23,029	0	(K)
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.74% (C), 12/11/2049 (B)	215,618	18
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.58% (C), 02/25/2037	52,767	52,576
Series 2007-A1, Class 8A1,
3.48% (C), 02/25/2037	501,513	510,932
Series 2007-A2, Class 2A1,
3.47% (C), 07/25/2037	22,367	22,711
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	35,970	36,647
Series 2004-3, Class A4,
5.75%, 04/25/2034	28,776	29,449
Series 2004-HYB6, Class A3,
3.35% (C), 11/20/2034	465,533	468,884
Series 2005-15, Class A3,
5.75%, 08/25/2035	335,032	311,704
Series 2005-HYB3, Class 2A2A,
3.38% (C), 06/20/2035	877,061	882,608
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	74,670	76,364
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class A,
2.11%, 01/12/2030 (B)	85,634	85,608

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (B)	$ 500,000	$ 540,352
Series 2013-SFS, Class A2,
3.09% (C), 04/12/2035 (B)	156,000	157,490
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	788,520
Series 2014-PAT, Class A,
1-Month LIBOR + 0.80%, 2.03% (C), 08/13/2027 (B)	198,000	198,062
Series 2014-TWC, Class A,
1-Month LIBOR + 0.85%, 2.09% (C), 02/13/2032 (B)	665,000	665,311
Series 2014-TWC, Class B,
1-Month LIBOR + 1.60%, 2.84% (C), 02/13/2032 (B)	500,000	501,924
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	459,233
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.96% (C), 07/10/2038	20,752	20,924
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	29,568	30,323
Series 2003-AR26, Class 2A1,
3.45% (C), 11/25/2033	400,591	400,144
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	100,880	105,224
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	600,000	574,404
CSMC Trust
Series 2010-11R, Class A6,
1-Month LIBOR + 1.00%, 2.23% (C), 06/28/2047 (B)	62,726	62,606
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (B)	700,000	730,060
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (B)	100,000	99,998
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.57% (C), 08/10/2044 (B)	200,000	196,712
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 1.59% (C), 09/25/2035 (B)	64,127	55,741
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
3.38% (C), 10/25/2033	25,625	25,722
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	55,884	57,433
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	19,908	20,451
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (C), 08/25/2022 (B)	1,120,000	1,115,629
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 1.94% (C), 03/25/2035	658,824	620,813
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 1.86% (C), 09/25/2034	399,057	398,010

The notes are an integral part of this report. Transamerica Series Trust	Page 26	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac CMB Trust (continued)
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.54%, 1.78% (C), 05/25/2035	$ 859,774	$ 861,433
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 1.84% (C), 05/25/2035	37,254	36,899
Series 2005-4, Class 2B1,
1-Month LIBOR + 2.48%, 3.71% (C), 05/25/2035	541,873	518,729
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 3.49% (C), 05/25/2037 (B)	912,774	771,588
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
4.87% (C), 08/25/2033	58,599	60,000
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 1.59% (C), 05/25/2036	76,086	72,302
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 1.59% (C), 08/25/2036	14,491	14,174
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
1-Month LIBOR + 0.16%, 1.38% (C), 05/15/2047	28,140	28,065
Series 2007-C1, Class A4,
5.72%, 02/15/2051	31,426	31,398
Series 2007-LD11, Class AM,
6.17% (C), 06/15/2049	284,349	291,189
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.52% (C), 05/15/2045	75,173	1
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.99% (C), 02/25/2034	14,417	14,376
Series 2006-A2, Class 5A3,
3.32% (C), 11/25/2033	35,395	35,999
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (B)	192,000	200,415
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (C), 09/15/2039	770,141	615,296
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.29% (C), 04/21/2034	62,670	64,092
Series 2004-13, Class 3A7,
3.44% (C), 11/21/2034	30,233	30,960
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 3.23% (C), 11/21/2034	453,495	462,774
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	44,018	45,718
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	6,943	6,959
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
11/25/2018	24,023	23,784
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	72,080	72,832

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50% (C), 08/25/2032	$ 94,996	$ 101,574
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 1.86% (C), 10/25/2028	452,655	441,918
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 1.88% (C), 01/25/2029	97,336	96,145
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 1.70% (C), 04/25/2029	114,938	110,718
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.71% (C), 12/12/2049 (B)	66,931	2
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	300,000	312,268
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ,
5.39% (C), 11/12/2041	511,331	511,675
Series 2006-HQ8, Class D,
5.61% (C), 03/12/2044	1,000,000	874,913
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.66% (C), 12/15/2043 (B)	311,895	8
Series 2007-HQ11, Class X,
0.44% (C), 02/12/2044 (B)	753,917	8,904
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	40,272	40,261
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	186,824	175,018
MortgageIT Trust
Series 2005-5, Class A1,
1-Month LIBOR + 0.26%, 1.50% (C), 12/25/2035	299,167	298,786
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT,
1-Month LIBOR + 0.28%, 1.52% (C), 12/25/2035	970,316	942,704
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1AC1,
1-Month LIBOR + 0.30%, 1.54% (C), 04/25/2036	742,289	712,212
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
3.42% (C), 05/25/2035	27,918	27,266
RAIT Trust
Series 2015-FL5, Class B,
1-Month LIBOR + 3.90%, 5.13% (C), 01/15/2031 (B)	295,000	295,395
RALI Trust
Series 2004-QA4, Class NB3,
4.77% (C), 09/25/2034	46,415	47,205
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (B)	160,000	161,832

The notes are an integral part of this report. Transamerica Series Trust	Page 27	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.00% (C), 04/20/2033	$ 177,357	$ 169,284
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 1.90% (C), 06/20/2033	55,081	55,310
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 1.84% (C), 12/20/2034	62,521	61,524
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 1.76% (C), 06/20/2034	194,187	184,432
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 1.94% (C), 09/20/2034	292,649	280,817
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 1.92% (C), 10/20/2034	218,922	209,393
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.20%, 1.44% (C), 07/20/2036	385,711	366,881
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 2.04% (C), 10/20/2027	80,978	78,823
Springleaf Mortgage Loan Trust
Series 2013-2A, Class A,
1.78% (C), 12/25/2065 (B)	110,658	110,500
Series 2013-2A, Class M1,
3.52% (C), 12/25/2065 (B)	156,000	155,675
Series 2013-2A, Class M2,
4.48% (C), 12/25/2065 (B)	350,000	349,053
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.45% (C), 02/25/2034	531,846	535,886
Series 2004-12, Class 9A,
3.44% (C), 09/25/2034	614,108	621,514
Series 2004-18, Class 4A1,
3.35% (C), 12/25/2034	357,364	353,419
Series 2004-4, Class 5A,
3.48% (C), 04/25/2034	11,493	11,580
Series 2004-6, Class 4A1,
3.45% (C), 06/25/2034	154,820	155,885
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 1.90% (C), 10/19/2034	46,330	44,628
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 1.49% (C), 07/19/2035	148,993	144,803
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
3.24% (C), 12/25/2033	9,209	9,190
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1,
3.42% (C), 04/25/2033	70,787	70,613
Series 2003-26A, Class 3A5,
3.36% (C), 09/25/2033	536,914	540,792
Series 2003-30, Class 1A5,
5.50%, 10/25/2033	32,022	32,131
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 1.88% (C), 09/25/2043	102,441	98,951

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 1.98% (C), 09/25/2044	$ 114,827	$ 108,840
Series 2004-4, Class 3A,
2.66% (C), 12/25/2044	157,450	157,881
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	174,000	178,411
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	108,379
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	295,240
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.53% (C), 05/10/2063 (B)	573,902	29,304
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	544,235	555,273
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (B)	400,000	417,438
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class C,
6.15% (C), 04/15/2047	1,000,000	1,028,990
Series 2007-C34, Class B,
6.35% (C), 05/15/2046	500,000	499,512
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.11% (C), 03/15/2045 (B)	451,270	3
WaMu Mortgage Pass-Through Certificates Series Trust
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 1.64% (C), 12/25/2046	376,679	369,661
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
3.01% (C), 10/25/2033	41,629	42,599
Series 2003-AR11, Class A6,
3.27% (C), 10/25/2033	74,626	75,349
Series 2003-AR5, Class A7,
3.06% (C), 06/25/2033	63,813	64,880
Series 2003-AR6, Class A1,
3.23% (C), 06/25/2033	77,312	77,818
Series 2003-AR7, Class A7,
3.13% (C), 08/25/2033	76,549	77,273
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	34,303	34,267
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	10,946	11,038
Series 2004-CB3, Class 3A,
5.50%, 10/25/2019	9,728	9,829
Series 2005-AR10, Class 1A3,
3.28% (C), 09/25/2035	318,617	325,820
Series 2005-AR10, Class 1A4,
3.28% (C), 09/25/2035	864,162	892,468
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (C), 03/18/2028 (B)	400,000	403,315
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
3.37% (C), 06/25/2033	71,786	72,338

The notes are an integral part of this report. Transamerica Series Trust	Page 28	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2003-M, Class A1,
3.03% (C), 12/25/2033	$ 396,361	$ 400,770
Series 2004-EE, Class 3A2,
3.70% (C), 12/25/2034	218,225	226,200
Series 2004-I, Class 1A1,
3.34% (C), 07/25/2034	163,518	166,162
Series 2004-P, Class 2A1,
3.54% (C), 09/25/2034	64,262	65,745
Series 2004-R, Class 2A1,
3.60% (C), 09/25/2034	25,111	25,851
Series 2005-AR14, Class A1,
3.47% (C), 08/25/2035	369,151	373,596
Series 2005-AR16, Class 6A3,
3.45% (C), 10/25/2035	277,903	279,166
Series 2005-AR3, Class 1A1,
3.40% (C), 03/25/2035	362,234	371,569
Series 2005-AR4, Class 2A2,
3.34% (C), 04/25/2035	234,160	234,934
Series 2005-AR8, Class 2A1,
3.37% (C), 06/25/2035	23,981	24,504
Series 2005-AR9, Class 2A1,
3.53% (C), 10/25/2033	26,485	26,734
Series 2005-AR9, Class 3A1,
3.37% (C), 06/25/2034	588,275	604,654
Series 2006-AR6, Class 7A1,
3.40% (C), 03/25/2036	418,155	423,147
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	100,000	105,945
Series 2012-C6, Class A4,
3.44%, 04/15/2045	200,000	207,759

		38,597,783

Total Mortgage-Backed Securities (Cost $38,106,098)		39,134,462

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (A)
California - 0.0% (A)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	25,000	32,414
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	117,366

		149,780

New York - 0.0% (A)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	189,984
5.65%, 11/01/2040	40,000	51,549

		241,533

Ohio - 0.0% (A)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	114,000	116,727
4.80%, 06/01/2111	91,000	98,775

		215,502

Total Municipal Government Obligations (Cost $555,309)		606,815

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.4%
Federal Home Loan Banks
5.50%, 07/15/2036	$ 250,000	$ 338,321
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 1.78% (C), 07/15/2042 - 03/15/2044	1,855,717	1,869,586
3.00%, 07/01/2033 - 01/15/2044	2,713,977	2,755,484
1-Year CMT + 2.25%, 3.09% (C), 02/01/2036	62,934	66,469
1-Year CMT + 2.43%, 3.29% (C), 12/01/2031	40,103	42,452
12-Month LIBOR + 1.84%, 3.46% (C), 07/01/2040	113,799	119,500
3.50%, 01/01/2032 - 04/01/2043	4,120,819	4,284,332
4.00%, 06/01/2042 - 01/01/2046	1,222,051	1,301,731
4.50%, 05/01/2041	649,979	699,394
5.00%, 02/01/2034	288,939	308,096
6.00%, 01/01/2024 - 01/01/2034	140,324	153,279
6.50%, 12/01/2027 - 11/01/2037	411,821	474,450
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 1.93% (C), 09/25/2022	665,447	667,324
2.60%, 09/25/2020	123,646	125,158
2.62%, 01/25/2023	1,750,000	1,767,112
2.72%, 07/25/2026	840,000	832,246
2.74%, 09/25/2025	700,000	696,974
2.77%, 05/25/2025	750,000	753,274
2.81%, 09/25/2024	1,478,000	1,497,297
2.84%, 09/25/2022	534,000	545,129
3.12%, 06/25/2027	1,634,000	1,668,529
3.24%, 04/25/2027	602,000	621,582
3.33%, 05/25/2027	322,000	331,157
3.39%, 03/25/2024	714,000	751,182
3.49%, 01/25/2024	1,000,000	1,058,008
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.58% (C), 06/15/2043	1,204,029	1,202,793
1-Month LIBOR + 0.40%, 1.63% (C), 07/15/2037 - 04/15/2039	646,262	647,960
1-Month LIBOR + 0.45%, 1.68% (C), 03/15/2039 - 11/15/2039	847,896	847,260
3.00%, 04/15/2025 - 02/15/2026	178,264	179,953
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,783,374
4.00%, 12/15/2024 - 12/15/2041	2,566,828	2,736,828
4.50%, 02/15/2020 - 06/15/2025	544,157	586,320
5.00%, 07/15/2020 - 05/15/2041	710,770	774,321
5.30%, 01/15/2033	72,013	78,805
5.50%, 11/15/2023 - 07/15/2037	1,448,077	1,602,584
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (C), 05/15/2041	73,887	77,322
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (C), 05/15/2041	153,409	169,649
5.69% (C), 10/15/2038	42,021	46,790
5.75%, 06/15/2035 - 08/15/2035	1,268,135	1,449,428
5.85%, 09/15/2035	380,684	400,505
6.00%, 04/15/2036	128,405	146,121
6.50%, 02/15/2032	54,482	61,985
(2.00) * 1-Month LIBOR + 14.40%, 11.93% (C), 09/15/2034	32,263	32,707
(4.42) * 1-Month LIBOR + 24.43%, 18.95% (C), 06/15/2035	83,807	108,763

The notes are an integral part of this report. Transamerica Series Trust	Page 29	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024	$ 27,368	$ 839
5.00%, 10/15/2039	137,198	17,521
(1.00) * 1-Month LIBOR + 6.37%, 5.14% (C), 10/15/2037	372,750	63,891
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	346,467	311,418
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 1.64% (C), 03/25/2043	659,223	655,450
Federal National Mortgage Association
Zero Coupon, 10/09/2019	450,000	433,783
1-Month LIBOR + 0.22%, 1.46% (C), 03/25/2045	84,134	82,117
1.47%, 12/01/2019	447,420	442,451
1-Month LIBOR + 0.35%, 1.58% (C), 01/01/2023	903,192	900,462
1-Month LIBOR + 0.37%, 1.60% (C), 12/01/2024	2,000,000	2,002,496
1-Month LIBOR + 0.43%, 1.66% (C), 07/01/2024	1,250,000	1,242,540
1-Month LIBOR + 0.48%, 1.71% (C), 09/01/2024	940,875	940,538
1-Month LIBOR + 0.50%, 1.74% (C), 08/25/2042	308,176	310,183
1-Month LIBOR + 0.50%, 1.79% (C), 08/25/2019	37,349	37,332
2.00%, 12/01/2020	500,000	499,529
2.01%, 06/01/2020	2,000,000	2,003,412
2.03%, 08/01/2019	24,736	24,884
1-Month LIBOR + 0.93%, 2.16% (C), 11/25/2022	576,761	577,025
2.22%, 12/01/2022	1,421,545	1,421,022
2.38%, 12/01/2022	948,426	955,129
2.39%, 06/01/2025	413,937	408,709
2.40%, 12/01/2022 - 02/01/2023	3,414,093	3,440,863
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,033,983
2.47%, 09/01/2022	451,718	456,694
2.49%, 05/25/2026	1,000,000	974,755
2.50%, 04/01/2023	1,000,000	1,010,472
2.52%, 10/01/2022 - 05/01/2023	1,462,626	1,480,093
2.53%, 10/01/2022 - 09/25/2024	2,296,999	2,302,983
2.57% (C), 12/25/2026	1,500,000	1,459,887
2.57%, 01/01/2023	1,973,595	2,005,045
2.59%, 10/01/2028	2,435,000	2,355,227
2.61% (C), 10/25/2021	1,000,000	1,016,775
2.64%, 04/01/2023	933,366	951,368
2.66%, 12/01/2022	1,000,000	1,019,170
2.67%, 07/01/2022	1,000,000	1,020,452
2.69%, 12/01/2028	2,010,000	1,962,366
2.70%, 07/01/2026	1,000,000	992,915
2.72%, 10/25/2024	1,000,000	1,008,478
2.75%, 03/01/2022	450,454	460,716
2.77%, 06/01/2023	872,490	893,343
2.81%, 06/01/2023 - 05/01/2027	2,000,000	2,028,011
2.86%, 05/01/2022	906,019	931,167
2.90%, 06/25/2027	1,184,746	1,179,696
2.92%, 08/25/2021 - 12/01/2024	1,315,443	1,347,085
2.93%, 06/01/2030	800,000	794,887
2.94%, 02/01/2027 - 12/01/2028	4,292,679	4,300,581
2.98%, 07/01/2022 - 04/01/2023	2,460,676	2,535,117
3.02% (C), 08/25/2024	955,000	981,605
3.04%, 12/01/2024	1,000,000	1,029,903
3.05%, 01/01/2025	1,000,000	1,028,135
3.06% (C), 05/25/2027	930,000	943,888

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.08%, 12/01/2024	$ 969,475	$ 1,003,740
3.09%, 09/01/2029	2,385,000	2,394,842
3.09% (C), 04/25/2027	1,167,000	1,182,288
3.10%, 09/01/2025	1,000,000	1,026,535
3.10% (C), 07/25/2024	820,000	843,903
3.11%, 01/01/2022 - 12/01/2024	1,686,689	1,744,402
3.12%, 05/01/2022 - 02/01/2027	2,882,866	2,952,762
3.13%, 06/01/2030	500,000	502,695
3.14%, 12/01/2026	951,453	975,648
3.15%, 12/01/2024	2,432,463	2,527,458
3.20%, 06/01/2030	500,000	507,778
3.21%, 03/01/2029	4,000,000	4,108,468
3.23%, 11/01/2020 - 08/01/2027	2,624,472	2,712,412
3.24%, 10/01/2026	950,940	985,224
3.26%, 07/01/2022	1,302,650	1,348,689
3.28%, 08/01/2020	3,693,525	3,789,463
3.29%, 10/01/2020 - 08/01/2026	4,933,327	5,110,481
3.30%, 12/01/2026 - 04/25/2029	1,823,000	1,871,383
3.32%, 04/01/2029	3,000,000	3,095,242
3.34%, 02/01/2027 - 07/01/2030	4,686,539	4,866,275
3.35%, 08/01/2023	674,411	706,451
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,074,631
3.45%, 01/01/2024 - 04/01/2029	3,105,189	3,247,796
3.50%, 08/01/2032 - 08/01/2043	7,270,117	7,531,356
3.50% (C), 01/25/2024	1,500,000	1,582,155
3.51% (C), 12/25/2023	1,776,000	1,875,517
3.56%, 01/01/2021	794,941	828,925
3.58%, 01/01/2032	1,700,000	1,791,145
3.59%, 12/01/2020	1,323,507	1,379,720
3.63%, 10/01/2029	480,453	507,356
3.65%, 04/25/2021	104,730	106,189
3.67%, 07/01/2023	925,000	987,561
3.73%, 06/01/2018 - 07/01/2022	1,490,008	1,555,030
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,590,170
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,127,421
3.82%, 05/01/2022	776,474	818,353
3.84%, 09/01/2020	616,114	626,881
3.87%, 08/01/2021	455,101	481,734
3.88%, 09/01/2021	1,354,253	1,435,643
4.00%, 01/01/2035	2,136,557	2,291,702
4.02%, 11/01/2028	377,037	410,180
4.04%, 10/01/2020	400,000	422,139
4.13%, 08/01/2021	453,641	482,701
4.25%, 04/01/2021	1,050,000	1,119,153
4.30%, 04/01/2021	421,911	449,568
4.33%, 04/01/2021	363,536	387,632
4.36%, 05/01/2021	953,212	1,018,881
4.39%, 05/01/2021	284,060	303,712
4.48%, 02/01/2021	454,666	485,583
4.50%, 12/01/2019 - 09/01/2040	871,444	921,473
4.54%, 01/01/2020	646,445	679,828
4.78%, 12/01/2019	956,887	1,010,907
5.00%, 06/01/2033 - 08/01/2040	222,131	245,621
5.50%, 03/01/2024 - 03/01/2035	440,121	489,134
5.86%, 10/01/2017	49,562	49,502
6.00%, 08/01/2021 - 09/01/2037	980,278	1,093,573
7.00%, 11/01/2037 - 12/01/2037	70,269	77,633
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 0.55%, 1.79% (C), 01/25/2030	935,269	934,897
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 1.53% (C), 07/25/2036	118,797	118,597

The notes are an integral part of this report. Transamerica Series Trust	Page 30	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.40%, 1.64% (C), 05/25/2027	$ 184,036	$ 185,147
1-Month LIBOR + 0.50%, 1.74% (C), 05/25/2035 - 10/25/2042	1,086,341	1,092,394
1-Month LIBOR + 0.60%, 1.84% (C), 04/25/2040	40,724	41,021
1-Month LIBOR + 0.65%, 1.89% (C), 02/25/2024	88,483	88,827
1-Month LIBOR + 0.90%, 2.14% (C), 03/25/2038	195,272	199,372
1-Month LIBOR + 1.25%, 2.49% (C), 07/25/2023	166,427	169,473
3.00%, 05/25/2026 - 01/25/2046	1,571,886	1,612,982
3.50%, 04/25/2031	1,000,000	1,047,112
4.00%, 05/25/2033	179,632	190,881
5.00%, 10/25/2025	121,923	130,902
5.25%, 05/25/2039	45,398	48,057
5.50%, 03/25/2023 - 07/25/2040	989,212	1,074,895
6.00%, 03/25/2029	26,518	29,509
6.50%, 01/25/2032 - 07/25/2036	120,352	137,390
7.00%, 11/25/2041	121,259	139,221
(3.50) * 1-Month LIBOR + 23.10%, 18.77% (C), 06/25/2035	80,615	101,603
Federal National Mortgage Association REMIC, Interest Only STRIPS
5.00%, 08/25/2019	399,373	9,291
(1.00) * 1-Month LIBOR + 6.53%, 5.29% (C), 01/25/2041	371,788	69,908
(1.00) * 1-Month LIBOR + 6.60%, 5.36% (C), 08/25/2035 - 06/25/2036	434,134	62,884
(1.00) * 1-Month LIBOR + 6.70%, 5.46% (C), 03/25/2036	359,767	71,502
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	1,683,058	1,400,426
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	42,050	38,546
05/15/2030, MTN	400,000	273,432
Financing Corp., Principal Only STRIPS
Series 1P,
05/11/2018	2,500,000	2,478,111
FREMF Mortgage Trust
3.62% (C), 08/25/2046 (B)	1,000,000	985,143
3.70% (C), 11/25/2049 (B)	491,000	477,394
3.81% (C), 01/25/2048 (B)	2,300,000	2,317,110
3.81% (C), 01/25/2048 (B)	1,000,000	965,174
3.96% (C), 11/25/2047 (B)	1,000,000	974,857
3.97% (C), 07/25/2049 (B)	440,000	447,872
4.21% (C), 11/25/2047 (B)	595,000	592,508
Government National Mortgage Association
1-Month LIBOR + 0.34%, 1.57% (C), 12/20/2062	622,675	618,676
1-Month LIBOR + 0.41%, 1.64% (C), 03/20/2063	355,485	353,913
1.65%, 01/20/2063 - 04/20/2063	2,109,531	2,090,858
1-Month LIBOR + 0.45%, 1.68% (C), 03/20/2060 - 02/20/2063	772,241	770,278
1-Month LIBOR + 0.47%, 1.70% (C), 03/20/2063 - 08/20/2065	2,166,448	2,160,767
1-Month LIBOR + 0.48%, 1.71% (C), 04/20/2063 - 02/20/2065	2,477,061	2,470,974
1-Month LIBOR + 0.50%, 1.73% (C), 02/20/2061 - 06/20/2067	6,226,771	6,219,511
1-Month LIBOR + 0.52%, 1.75% (C), 10/20/2062 - 09/20/2065	958,760	958,158

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.55%, 1.78% (C), 04/20/2062 - 07/20/2062	$ 374,554	$ 375,314
1-Month LIBOR + 0.56%, 1.79% (C), 03/20/2067	1,486,092	1,487,800
1-Month LIBOR + 0.58%, 1.81% (C), 05/20/2066	887,321	888,786
1-Month LIBOR + 0.60%, 1.83% (C), 04/20/2064 - 11/20/2065	3,267,041	3,275,994
1-Month LIBOR + 0.65%, 1.88% (C), 05/20/2061 - 03/20/2064	2,829,466	2,840,379
1-Month LIBOR + 0.69%, 1.92% (C), 02/20/2064	662,804	667,302
1-Month LIBOR + 0.70%, 1.93% (C), 09/20/2063	1,201,698	1,207,709
1-Month LIBOR + 1.00%, 2.23% (C), 12/20/2066	480,314	489,347
3.96% (C), 11/16/2042	214,362	226,110
4.00%, 09/16/2025	500,000	526,389
4.25%, 12/20/2044	806,099	870,817
4.65% (C), 10/20/2041	625,750	674,505
4.73% (C), 11/20/2042	529,008	572,124
5.00%, 04/20/2041	206,604	254,715
5.24% (C), 07/20/2060	449,549	467,563
5.50%, 01/16/2033 - 07/20/2037	838,308	935,281
5.85% (C), 12/20/2038	131,725	148,285
6.00%, 02/15/2024 - 09/20/2038	666,295	731,958
(3.50) * 1-Month LIBOR + 23.28%, 18.95% (C), 04/20/2037	57,668	80,697
Government National Mortgage Association, Interest Only STRIPS
1.71% (C), 06/20/2067	2,992,567	318,708
(1.00) * 1-Month LIBOR + 6.60%, 5.36% (C), 05/20/2041	123,256	23,267
7.50%, 04/20/2031	26,468	4,570
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	67,896	63,341
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 10/15/2020	6,075,000	5,793,086
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	171,574
4.25%, 09/15/2065	419,000	476,937
5.25%, 09/15/2039	200,000	262,267
5.88%, 04/01/2036	425,000	587,175
Tennessee Valley Authority, Principal Only STRIPS
07/15/2028	1,000,000	717,831

Total U.S. Government Agency Obligations (Cost $240,167,581)		241,969,973

U.S. GOVERNMENT OBLIGATIONS - 15.5%
U.S. Treasury - 15.4%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	1,900,000	1,876,648
2.88%, 05/15/2043	1,500,000	1,511,953
3.13%, 11/15/2041 - 02/15/2043	1,645,000	1,739,017
3.50%, 02/15/2039	910,000	1,027,518
3.63%, 08/15/2043	1,800,000	2,065,641
3.88%, 08/15/2040	2,160,000	2,568,375
4.25%, 05/15/2039 - 11/15/2040	1,750,000	2,194,514
4.38%, 02/15/2038 - 05/15/2041	7,965,000	10,139,965
4.50%, 05/15/2038 - 08/15/2039	8,000,000	10,341,250
4.75%, 02/15/2037	450,000	597,586
5.25%, 02/15/2029	300,000	386,379
5.50%, 08/15/2028	550,000	716,676
6.00%, 02/15/2026	810,000	1,043,318
8.75%, 05/15/2020 - 08/15/2020	1,500,000	1,792,812

The notes are an integral part of this report. Transamerica Series Trust	Page 31	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond, Principal Only STRIPS
02/15/2018 - 05/15/2035	$ 117,392,319	$ 94,684,724
08/15/2019 - 02/15/2032 (F)	14,890,000	13,124,226
U.S. Treasury Note
0.63%, 04/30/2018	750,000	747,248
0.75%, 12/31/2017 - 02/15/2019	3,150,000	3,145,709
0.75%, 01/31/2018 (L)	7,542,000	7,531,587
0.88%, 10/15/2017	545,000	544,969
0.88%, 07/31/2019 (F)	100,000	98,957
1.00%, 06/30/2019 - 11/15/2019	3,200,000	3,166,954
1.25%, 10/31/2018 - 12/31/2018	8,500,000	8,485,820
1.38%, 02/29/2020	1,400,000	1,394,203
1.50%, 08/31/2018 - 01/31/2022	4,720,000	4,715,960
1.50%, 06/15/2020 (F)	340,000	339,256
1.63%, 07/31/2019 - 08/15/2022	2,000,000	1,997,910
1.75%, 09/30/2019 - 09/30/2022	3,900,000	3,887,212
2.00%, 11/30/2020 - 07/31/2022	7,900,000	7,935,609
2.00%, 08/15/2025 (F)	700,000	688,023
2.13%, 08/31/2020 - 05/15/2025	12,900,000	13,050,540
2.50%, 08/15/2023	1,400,000	1,436,094
2.63%, 08/15/2020 - 11/15/2020	3,350,000	3,445,642
2.75%, 11/15/2023 - 02/15/2024	2,000,000	2,077,500
2.88%, 03/31/2018	1,000,000	1,008,045
3.13%, 05/15/2019 - 05/15/2021	3,550,000	3,718,588
3.38%, 11/15/2019	200,000	207,812
3.50%, 02/15/2018 - 05/15/2020	6,600,000	6,734,435
3.63%, 02/15/2020 - 02/15/2021	3,850,000	4,085,027

		226,253,702

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	57,009	68,819
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	1,978,987	1,985,679
1.38%, 01/15/2020	86,034	89,117

		2,143,615

Total U.S. Government Obligations (Cost $224,619,486)		228,397,317

	Shares	Value
COMMON STOCKS - 22.0%
Australia - 0.4%
AGL Energy, Ltd.	2,722	49,898
Alumina, Ltd. (F)	28,179	48,628
Amcor, Ltd.	7,909	94,360
AMP, Ltd.	12,319	46,672
APA Group	7,418	48,586
Aristocrat Leisure, Ltd.	1,757	28,942
ASX, Ltd.	574	23,606
Aurizon Holdings, Ltd.	16,795	64,553
Australia & New Zealand Banking Group, Ltd.	16,495	382,985
Bendigo & Adelaide Bank, Ltd.	2,040	18,578
BHP Billiton PLC	2,594	45,691
BHP Billiton, Ltd.	16,737	338,453
Boral, Ltd.	5,481	29,106
Brambles, Ltd.	7,878	55,616
Caltex Australia, Ltd.	1,867	47,010
Challenger, Ltd.	2,295	22,412
Coca-Cola Amatil, Ltd.	5,504	33,373
Cochlear, Ltd.	463	57,821

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Commonwealth Bank of Australia (F)	8,795	$ 519,134
Computershare, Ltd.	4,388	49,805
Crown Resorts, Ltd.	388	3,442
CSL, Ltd.	2,356	247,564
Dexus, REIT	5,430	40,463
Fortescue Metals Group, Ltd. (F)	3,927	15,833
Goodman Group, REIT	10,600	68,513
GPT Group, REIT	3,628	14,115
Incitec Pivot, Ltd.	6,531	18,442
Insurance Australia Group, Ltd.	9,642	48,177
LendLease Group	2,881	40,497
Macquarie Group, Ltd.	1,794	127,944
Medibank Pvt, Ltd.	11,438	26,198
Mirvac Group, REIT	34,480	61,936
National Australia Bank, Ltd., Class N (F)	14,535	359,139
Newcrest Mining, Ltd.	3,732	61,534
Oil Search, Ltd.	8,936	49,066
Orica, Ltd.	3,091	47,934
Origin Energy, Ltd. (M)	7,939	46,581
Qantas Airways, Ltd.	8,817	40,321
QBE Insurance Group, Ltd.	9,308	73,085
Ramsay Health Care, Ltd. (F)	937	45,775
REA Group, Ltd.	602	31,638
Santos, Ltd. (M)	8,349	26,327
Scentre Group, REIT	35,773	110,277
SEEK, Ltd. (F)	248	3,231
Sonic Healthcare, Ltd.	1,169	19,174
South32, Ltd.	33,499	85,924
Stockland, REIT	12,943	43,656
Suncorp Group, Ltd.	8,967	91,790
Sydney Airport	9,047	50,456
Tabcorp Holdings, Ltd. (F)	7,635	25,573
Tatts Group, Ltd.	5,889	18,385
Telstra Corp., Ltd.	23,106	63,254
TPG Telecom, Ltd. (F)	4,165	15,910
Transurban Group	12,972	120,882
Treasury Wine Estates, Ltd.	2,891	31,045
Vicinity Centres, REIT	15,102	31,510
Wesfarmers, Ltd.	5,643	182,942
Westfield Corp., REIT	6,620	40,711
Westpac Banking Corp.	16,923	423,719
Woodside Petroleum, Ltd. (F)	3,815	87,081
Woolworths, Ltd. (F)	7,817	154,579

		5,099,852

Austria - 0.0% (A)
Erste Group Bank AG (M)	7,156	309,086

Belgium - 0.1%
Anheuser-Busch InBev SA	3,758	449,932
KBC Group NV	4,200	355,917
UCB SA	2,086	148,494
Umicore SA	1,811	149,808

		1,104,151

Bermuda - 0.1%
Arch Capital Group, Ltd. (M)	2,800	275,800
Aspen Insurance Holdings, Ltd.	2,850	115,140
Assured Guaranty, Ltd.	7,410	279,727
Everest Re Group, Ltd.	2,023	462,033
Maiden Holdings, Ltd.	1,225	9,739
RenaissanceRe Holdings, Ltd.	2,970	401,366

		1,543,805

The notes are an integral part of this report. Transamerica Series Trust	Page 32	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada - 0.1%
Restaurant Brands International, Inc.	7,648	$ 488,554
Waste Connections, Inc.	18,164	1,270,754

		1,759,308

China - 0.0% (A)
Yangzijiang Shipbuilding Holdings, Ltd.	10,900	11,491

Denmark - 0.1%
Chr Hansen Holding A/S	2,013	172,646
Danske Bank A/S, Class R	5,547	221,836
Novo Nordisk A/S, Class B	16,946	810,125
Pandora A/S	2,492	245,984
TDC A/S, Class B	37,952	222,362

		1,672,953

Finland - 0.0% (A)
Cargotec OYJ, B Shares	4,157	261,135
Outokumpu OYJ (F)	12,508	129,944
UPM-Kymmene OYJ	8,063	218,515
Wartsila OYJ Abp	48	3,398

		612,992

France - 0.6%
Accor SA	5,010	248,903
Air Liquide SA	4,584	611,402
Airbus SE	5,429	515,954
Arkema SA	2,500	306,555
AXA SA	23,608	714,020
BNP Paribas SA	9,083	732,677
Capgemini SE	2,147	251,622
Cie Generale des Etablissements Michelin, Class B	606	88,455
Kering	939	374,060
L’Oreal SA	492	104,611
LVMH Moet Hennessy Louis Vuitton SE	1,135	313,163
Natixis SA, Class A	33,864	270,962
Pernod Ricard SA	2,532	350,280
Peugeot SA	6,533	155,585
Renault SA	3,443	338,198
Sanofi	7,487	743,395
Schneider Electric SE (M)	5,566	484,372
Sodexo SA	2,767	345,019
Thales SA	2,651	300,100
TOTAL SA	17,264	927,275
Unibail-Rodamco SE, REIT	137	33,315
Vinci SA	3,098	294,387

		8,504,310

Germany - 0.5%
adidas AG	1,446	327,108
Allianz SE, Class A	1,172	263,116
BASF SE, Class R	2,990	318,191
Bayer AG	3,396	462,784
Bayerische Motoren Werke AG	2,418	245,288
Brenntag AG	2,510	139,770
Continental AG	1,369	347,470
Daimler AG	4,349	346,802
Deutsche Post AG	3,994	177,798
Deutsche Telekom AG	16,472	307,307
Fresenius SE & Co. KGaA	4,751	383,238
Infineon Technologies AG	14,175	356,346
Innogy SE (B)	3,555	158,213
Linde AG	867	180,810
Merck KGaA	1,664	185,104

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	2,007	$ 429,108
SAP SE	7,496	821,189
Siemens AG, Class A	5,765	812,188
Telefonica Deutschland Holding AG	28,459	159,702
Vonovia SE	5,442	231,548

		6,653,080

Hong Kong - 0.2%
AIA Group, Ltd.	62,800	463,065
ASM Pacific Technology, Ltd.	1,600	23,043
Bank of East Asia, Ltd.	1,000	4,320
BOC Hong Kong Holdings, Ltd.	23,500	114,167
CK Asset Holdings, Ltd.	11,000	91,038
CK Hutchison Holdings, Ltd.	17,000	217,298
CK Infrastructure Holdings, Ltd.	5,000	43,013
CLP Holdings, Ltd.	11,500	117,847
Galaxy Entertainment Group, Ltd.	14,000	98,571
Hang Lung Properties, Ltd.	2,000	4,747
Hang Seng Bank, Ltd.	5,200	126,745
Henderson Land Development Co., Ltd.	9,648	63,916
HKT Trust & HKT, Ltd.	13,000	15,810
Hong Kong & China Gas Co., Ltd.	50,603	95,096
Hong Kong Exchanges & Clearing, Ltd.	5,700	153,234
Hongkong Land Holdings, Ltd.	5,800	41,760
I-CABLE Communications, Ltd. (M)	5,050	168
Jardine Matheson Holdings, Ltd.	500	31,680
Kerry Properties, Ltd.	8,500	35,201
Li & Fung, Ltd.	42,000	21,076
Link REIT	9,500	76,982
MTR Corp., Ltd.	5,500	32,106
New World Development Co., Ltd.	16,000	22,981
NWS Holdings, Ltd.	10,000	19,484
Power Assets Holdings, Ltd.	7,000	60,621
Sino Land Co., Ltd.	28,000	49,178
Sun Hung Kai Properties, Ltd.	9,000	146,206
Swire Pacific, Ltd., Class A	5,000	48,517
Techtronic Industries Co., Ltd.	3,000	16,015
WH Group, Ltd. (B)	24,500	26,032
Wharf Holdings, Ltd.	10,000	89,098
Wheelock & Co., Ltd.	9,000	63,310
Yue Yuen Industrial Holdings, Ltd.	6,500	24,713

		2,437,038

Ireland - 0.2%
Accenture PLC, Class A	9,677	1,307,072
Allegion PLC	4,546	393,093
CRH PLC	6,815	259,964
James Hardie Industries PLC, CDI	3,356	46,647
Jazz Pharmaceuticals PLC (M)	2,538	371,182
Ryanair Holdings PLC, ADR (M)	2,643	278,625

		2,656,583

Israel - 0.0% (A)
Teva Pharmaceutical Industries, Ltd., ADR	3,649	64,222

Italy - 0.1%
Atlantia SpA	11,332	357,735
Enel SpA	107,148	645,222
Eni SpA	2,960	48,978
Intesa Sanpaolo SpA	19,417	68,663
UniCredit SpA (M)	19,289	410,814

		1,531,412

The notes are an integral part of this report. Transamerica Series Trust	Page 33	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan - 1.1%
Air Water, Inc.	5,100	$ 94,091
Ajinomoto Co., Inc.	5,100	99,530
Alfresa Holdings Corp.	1,500	27,447
Amada Holdings Co., Ltd.	5,900	64,755
Asahi Group Holdings, Ltd.	2,200	89,075
Asahi Kasei Corp.	9,000	110,775
Astellas Pharma, Inc.	4,500	57,247
Bandai Namco Holdings, Inc.	2,600	89,189
Bridgestone Corp.	4,900	222,345
Canon, Inc.	2,800	95,677
Central Japan Railway Co.	300	52,602
Chubu Electric Power Co., Inc. (F)	3,200	39,728
Chugai Pharmaceutical Co., Ltd.	1,300	53,953
Coca-Cola Bottlers Japan, Inc.	2,000	64,875
Concordia Financial Group, Ltd.	16,900	83,520
Dai Nippon Printing Co., Ltd. (F)	1,000	23,933
Dai-ichi Life Holdings, Inc.	7,500	134,570
Daicel Corp.	8,200	98,815
Daiichi Sankyo Co., Ltd.	6,100	137,585
Daikin Industries, Ltd.	1,900	192,406
Daito Trust Construction Co., Ltd.	800	145,745
Daiwa House Industry Co., Ltd. (F)	5,200	179,533
Daiwa House REIT Investment Corp.	8	19,153
DeNA Co., Ltd. (F)	2,500	56,032
Denso Corp.	1,400	70,831
Dentsu, Inc.	1,400	61,462
East Japan Railway Co. (F)	1,800	166,123
Eisai Co., Ltd.	100	5,133
Electric Power Development Co., Ltd.	3,900	97,946
FANUC Corp.	800	162,026
Fast Retailing Co., Ltd.	200	58,991
Fuji Electric Co., Ltd.	4,000	22,182
FUJIFILM Holdings Corp.	3,900	151,356
Fujitsu, Ltd.	11,000	81,714
Hankyu Hanshin Holdings, Inc.	1,900	72,100
Hitachi High-Technologies Corp.	500	18,129
Hitachi, Ltd.	36,000	253,672
Honda Motor Co., Ltd.	10,100	299,073
Hoya Corp.	2,300	124,172
Hulic Co., Ltd.	7,400	72,537
Inpex Corp.	11,000	116,867
ITOCHU Corp. (F)	11,100	181,802
J. Front Retailing Co., Ltd.	6,200	85,679
Japan Airlines Co., Ltd.	2,600	87,988
Japan Exchange Group, Inc.	1,000	17,694
Japan Prime Realty Investment Corp., REIT	5	16,707
Japan Real Estate Investment Corp., REIT	8	38,463
Japan Retail Fund Investment Corp., Class A, REIT	15	26,914
Japan Tobacco, Inc.	7,500	245,812
JFE Holdings, Inc. (F)	2,900	56,634
JGC Corp.	4,800	77,679
JTEKT Corp. (F)	1,300	18,000
JXTG Holdings, Inc.	30,500	156,911
Kajima Corp.	14,000	139,098
Kansai Electric Power Co., Inc.	6,000	76,756
Kao Corp.	1,500	88,247
Kawasaki Heavy Industries, Ltd.	2,300	76,241
KDDI Corp.	6,900	181,936
Keikyu Corp. (F)	1,000	20,271
Keyence Corp.	700	371,695
Kintetsu Group Holdings Co., Ltd.	600	22,315
Kirin Holdings Co., Ltd.	5,800	136,489
Kobe Steel, Ltd.	3,700	42,286
Komatsu, Ltd.	3,100	88,186

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kubota Corp.	1,200	$ 21,814
Kyocera Corp.	500	31,024
Kyowa Hakko Kirin Co., Ltd.	5,800	98,655
Kyushu Electric Power Co., Inc.	3,500	37,170
M3, Inc.	3,800	108,234
Mabuchi Motor Co., Ltd.	1,100	55,037
Marubeni Corp. (F)	4,800	32,782
Marui Group Co., Ltd. (F)	6,500	93,059
Mazda Motor Corp.	7,100	108,843
Mebuki Financial Group, Inc. (F)	18,900	73,064
Mitsubishi Chemical Holdings Corp.	600	5,716
Mitsubishi Corp.	11,100	258,005
Mitsubishi Electric Corp. (F)	13,600	212,475
Mitsubishi Estate Co., Ltd.	2,200	38,252
Mitsubishi Tanabe Pharma Corp. (F)	4,500	103,177
Mitsubishi UFJ Financial Group, Inc.	69,500	451,310
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,900	78,919
Mitsui & Co., Ltd.	5,100	75,373
Mitsui Chemicals, Inc.	3,200	97,258
Mitsui Fudosan Co., Ltd.	2,000	43,368
Mizuho Financial Group, Inc.	76,300	133,648
MS&AD Insurance Group Holdings, Inc.	1,000	32,197
Murata Manufacturing Co., Ltd.	1,000	146,990
NGK Insulators, Ltd. (F)	4,700	88,048
NGK Spark Plug Co., Ltd. (F)	4,400	93,650
NH Foods, Ltd.	3,000	82,515
Nidec Corp.	1,800	221,071
Nintendo Co., Ltd.	700	258,538
Nippon Building Fund, Inc., REIT	8	39,885
Nippon Prologis REIT, Inc. (F)	7	14,750
Nippon Steel & Sumitomo Metal Corp.	5,900	135,460
Nippon Telegraph & Telephone Corp.	5,100	233,732
Nippon Yusen KK (M)	2,900	60,281
Nissan Motor Co., Ltd. (F)	14,300	141,634
Nisshin Seifun Group, Inc. (F)	4,600	77,058
Nitori Holdings Co., Ltd.	800	114,392
Nitto Denko Corp.	1,000	83,377
Nomura Holdings, Inc.	13,400	75,023
Nomura Real Estate Master Fund, Inc., REIT	18	23,403
NSK, Ltd. (F)	2,800	37,748
NTT DOCOMO, Inc.	8,000	182,751
Obayashi Corp.	1,700	20,380
Olympus Corp.	3,100	104,963
Omron Corp.	200	10,184
Ono Pharmaceutical Co., Ltd. (F)	1,600	36,252
Oriental Land Co., Ltd. (F)	1,900	144,773
ORIX Corp.	11,200	180,603
Otsuka Corp.	1,600	102,519
Otsuka Holdings Co., Ltd.	3,600	143,040
Panasonic Corp.	10,200	147,799
Rakuten, Inc.	3,300	35,984
Recruit Holdings Co., Ltd.	2,400	51,978
Resona Holdings, Inc. (F)	8,600	44,175
Rohm Co., Ltd.	1,600	137,072
Ryohin Keikaku Co., Ltd.	100	29,460
Santen Pharmaceutical Co., Ltd.	1,500	23,635
Secom Co., Ltd.	200	14,578
Seibu Holdings, Inc.	3,500	59,782
Sekisui House, Ltd.	4,400	74,158
Seven & i Holdings Co., Ltd.	3,200	123,564
Shimadzu Corp.	1,400	27,571
Shimamura Co., Ltd.	500	59,987
Shimano, Inc.	300	39,964
Shin-Etsu Chemical Co., Ltd.	2,400	214,566
Shionogi & Co., Ltd.	1,600	87,461
Shizuoka Bank, Ltd. (F)	7,000	62,955

The notes are an integral part of this report. Transamerica Series Trust	Page 34	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
SMC Corp.	300	$ 105,817
SoftBank Group Corp.	4,900	395,571
Sompo Holdings, Inc.	1,700	66,142
Sony Corp.	7,700	286,445
Stanley Electric Co., Ltd.	700	23,981
Subaru Corp.	1,500	54,121
Sumitomo Chemical Co., Ltd.	13,000	81,218
Sumitomo Corp. (F)	900	12,945
Sumitomo Electric Industries, Ltd.	3,500	57,170
Sumitomo Metal Mining Co., Ltd.	500	16,059
Sumitomo Mitsui Financial Group, Inc.	8,200	314,810
Sumitomo Mitsui Trust Holdings, Inc.	3,000	108,269
Sumitomo Realty & Development Co., Ltd.	5,000	151,300
Suntory Beverage & Food, Ltd.	2,200	97,952
Suzuken Co., Ltd.	300	10,664
Suzuki Motor Corp.	3,200	167,842
Sysmex Corp.	1,000	63,808
Takeda Pharmaceutical Co., Ltd.	2,200	121,491
THK Co., Ltd.	1,200	40,844
Tohoku Electric Power Co., Inc.	1,500	19,076
Tokio Marine Holdings, Inc.	4,700	183,865
Tokyo Electric Power Co. Holdings, Inc. (M)	7,000	28,243
Tokyo Electron, Ltd.	1,100	168,923
Tokyo Gas Co., Ltd.	1,400	34,314
Tokyo Tatemono Co., Ltd.	6,700	85,681
Tokyu Corp.	8,500	120,333
Toppan Printing Co., Ltd.	4,000	39,671
Toyota Industries Corp.	1,600	91,997
Toyota Motor Corp.	12,700	757,316
Toyota Tsusho Corp.	700	22,986
Trend Micro, Inc.	1,800	88,620
United Urban Investment Corp., Class A, REIT	13	19,039
West Japan Railway Co.	1,800	125,124
Yahoo Japan Corp. (F)	5,000	23,728
Yamada Denki Co., Ltd. (F)	14,000	76,516
Yamato Holdings Co., Ltd. (F)	2,000	40,373

		16,700,041

Jersey, Channel Islands - 0.0% (A)
Randgold Resources, Ltd.	1,434	140,562

Luxembourg - 0.0% (A)
ArcelorMittal (M)	11,370	293,289

Macau - 0.0% (A)
Sands China, Ltd.	16,800	87,424
Wynn Macau, Ltd.	7,600	20,480

		107,904

Netherlands - 0.3%
ASML Holding NV	3,182	541,744
ASR Nederland NV	3,467	138,685
Heineken Holding NV, Class A	2,384	224,003
Heineken NV	1,005	99,360
ING Groep NV	36,401	671,149
Koninklijke Ahold Delhaize NV	20,764	388,238
Koninklijke KPN NV	71,289	244,765
Koninklijke Philips NV	2,384	98,421
NN Group NV	5,448	228,005
Royal Dutch Shell PLC, Class A	40,363	1,216,133
Royal Dutch Shell PLC, Class B	14,682	451,417
Wolters Kluwer NV (F)	3,238	149,616

		4,451,536

	Shares	Value
COMMON STOCKS (continued)
New Zealand - 0.0% (A)
Auckland International Airport, Ltd.	8,237	$ 38,315
Contact Energy, Ltd.	5,860	23,280
Fletcher Building, Ltd.	6,215	35,868
Ryman Healthcare, Ltd.	3,142	21,038
Spark New Zealand, Ltd.	15,460	40,759

		159,260

Norway - 0.0% (A)
Norsk Hydro ASA	22,020	160,080

Panama - 0.0% (A)
Copa Holdings SA, Class A	3,857	480,312

Singapore - 0.1%
Ascendas Real Estate Investment Trust	13,200	25,885
CapitaLand Mall Trust, REIT	10,000	14,744
CapitaLand, Ltd.	21,700	57,272
ComfortDelGro Corp., Ltd.	10,300	15,794
DBS Group Holdings, Ltd.	11,800	181,117
Genting Singapore PLC	20,300	17,510
Hutchison Port Holdings Trust	57,400	24,682
Jardine Cycle & Carriage, Ltd.	400	11,601
Keppel Corp., Ltd.	10,800	51,673
Kulicke & Soffa Industries, Inc. (M)	8,875	191,434
Oversea-Chinese Banking Corp., Ltd.	20,300	167,015
Singapore Exchange, Ltd.	2,100	11,441
Singapore Press Holdings, Ltd. (F)	4,000	8,021
Singapore Telecommunications, Ltd.	41,700	112,823
United Overseas Bank, Ltd.	6,500	112,610
Wilmar International, Ltd.	16,300	38,213

		1,041,835

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	3,964	35,424
Banco Santander SA, Class A	84,622	590,787
Bankia SA	29,687	143,155
Iberdrola SA	64,828	503,548
Industria de Diseno Textil SA	12,923	487,002
Red Electrica Corp. SA	15,187	319,142
Repsol SA, Class A	19,009	350,257
Telefonica SA	39,783	432,204

		2,861,519

Sweden - 0.1%
Assa Abloy AB, B Shares	12,167	277,850
Sandvik AB	17,591	303,446
Skandinaviska Enskilda Banken AB, Class A	24,749	326,040
Svenska Handelsbanken AB, A Shares	23,989	361,975

		1,269,311

Switzerland - 0.6%
ABB, Ltd.	9,170	226,705
Adecco Group AG	3,438	267,698
Chubb, Ltd.	4,713	671,838
Cie Financiere Richemont SA	2,262	206,730
Credit Suisse Group AG (M)	23,601	373,629
Ferguson PLC	6,141	402,889
Glencore PLC (M)	18,153	83,192
LafargeHolcim, Ltd. (M)	7,590	443,635
Lonza Group AG (M)	989	259,416
Nestle SA	18,931	1,585,485
Novartis AG	11,314	968,586
Roche Holding AG	4,845	1,236,830

The notes are an integral part of this report. Transamerica Series Trust	Page 35	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
TE Connectivity, Ltd.	6,700	$ 556,502
Transocean, Ltd. (M)	6,900	74,244
UBS Group AG (M)	17,643	301,535
Zurich Insurance Group AG	1,046	319,087

		7,978,001

United Kingdom - 0.8%
3i Group PLC	16,295	199,356
AstraZeneca PLC	4,131	274,286
Avon Products, Inc. (M)	8,425	19,630
BAE Systems PLC	13,226	111,920
Barratt Developments PLC	23,291	191,785
BP PLC	54,693	349,806
British American Tobacco PLC	14,328	897,001
BT Group PLC, Class A	53,053	201,827
Burberry Group PLC	6,487	152,989
Capita PLC	247	1,870
Cardtronics PLC, Class A (M)	825	18,983
Compass Group PLC	13,703	290,671
Delphi Automotive PLC	3,414	335,938
Diageo PLC	13,377	439,704
Ensco PLC, Class A	4,950	29,552
GlaxoSmithKline PLC	16,350	326,115
HSBC Holdings PLC	99,752	985,264
Imperial Brands PLC	3,458	147,538
InterContinental Hotels Group PLC	3,255	172,200
Janus Henderson Group PLC	3,965	138,141
Johnson Matthey PLC	3,816	174,880
LivaNova PLC (M)	800	56,048
Lloyds Banking Group PLC	370,899	336,621
London Stock Exchange Group PLC	6,950	356,688
Noble Corp. PLC (M)	4,225	19,435
Prudential PLC	29,232	699,787
Reckitt Benckiser Group PLC	3,243	296,067
RELX PLC	10,473	229,734
Rio Tinto PLC	10,804	502,798
Rio Tinto, Ltd. (F)	2,617	136,571
Sage Group PLC	29,046	271,868
Standard Chartered PLC (M)	31,506	313,089
STERIS PLC	1,575	139,230
Taylor Wimpey PLC	112,584	294,936
TechnipFMC PLC (M)	7,890	220,289
Unilever NV, CVA	15,687	927,765
Unilever PLC	4,122	238,559
Vodafone Group PLC	269,212	753,233
Whitbread PLC	6,270	316,412
WPP PLC	19,566	363,125

		11,931,711

United States - 16.4%
8x8, Inc. (M)	1,475	19,913
A. Schulman, Inc.	2,575	87,936
Aaron’s, Inc.	3,325	145,070
Abbott Laboratories	13,264	707,767
AbbVie, Inc.	1,243	110,453
Abercrombie & Fitch Co., Class A	1,200	17,328
ABIOMED, Inc. (M)	325	54,795
ABM Industries, Inc.	1,000	41,710
Acadia Healthcare Co., Inc. (M)	10,943	522,638
ACI Worldwide, Inc. (M)	2,175	49,547
Acorda Therapeutics, Inc. (M)	2,500	59,125
Acuity Brands, Inc.	1,020	174,706
Adobe Systems, Inc. (M)	12,276	1,831,334
Adtalem Global Education, Inc.	1,050	37,643
Advanced Energy Industries, Inc. (M)	400	32,304
AdvanSix, Inc. (M)	475	18,881

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AECOM (M)	5,425	$ 199,694
Aegion Corp., Class A (M)	3,975	92,538
Aerojet Rocketdyne Holdings, Inc. (M)	1,100	38,511
AES Corp.	37,650	414,903
AGCO Corp.	2,950	217,621
Agilent Technologies, Inc.	3,502	224,828
Agree Realty Corp., REIT	2,050	100,614
AK Steel Holding Corp. (M)	5,875	32,841
Alamo Group, Inc.	150	16,106
Alaska Air Group, Inc.	670	51,101
Albemarle Corp.	753	102,641
Alcoa Corp. (M)	2,532	118,042
Alexander & Baldwin, Inc.	825	38,222
Alexion Pharmaceuticals, Inc. (M)	1,174	164,700
Alleghany Corp. (M)	100	55,401
Allergan PLC	5,140	1,053,443
ALLETE, Inc.	1,350	104,341
Allscripts Healthcare Solutions, Inc. (M)	7,500	106,725
Allstate Corp.	6,360	584,548
Alphabet, Inc., Class A (M)	2,146	2,089,603
Alphabet, Inc., Class C (M)	5,201	4,988,331
Altria Group, Inc.	728	46,170
AMAG Pharmaceuticals, Inc. (M)	2,025	37,361
Amazon.com, Inc. (M)	3,972	3,818,482
AMC Networks, Inc., Class A (M)	1,525	89,167
American Assets Trust, Inc., REIT	625	24,856
American Axle & Manufacturing Holdings, Inc. (M)	1,425	25,052
American Campus Communities, Inc., REIT	3,775	166,666
American Eagle Outfitters, Inc.	2,950	42,185
American Electric Power Co., Inc.	3,733	262,206
American Express Co.	6,997	632,949
American Financial Group, Inc.	2,525	261,211
American International Group, Inc.	7,837	481,113
American States Water Co.	675	33,244
American Tower Corp., Class A, REIT	7,730	1,056,536
American Vanguard Corp.	525	12,023
American Woodmark Corp. (M)	250	24,063
Ameriprise Financial, Inc.	2,998	445,233
Ameris Bancorp	575	27,600
AmerisourceBergen Corp.	1,225	101,369
Amgen, Inc.	4,066	758,106
AMN Healthcare Services, Inc. (M)	875	39,988
Amphastar Pharmaceuticals, Inc. (M)	3,500	62,545
Amphenol Corp., Class A	6,718	568,612
Anadarko Petroleum Corp.	6,096	297,790
Analog Devices, Inc.	10,137	873,505
Andeavor	4,800	495,120
AngioDynamics, Inc. (M)	1,900	32,471
Anixter International, Inc. (M)	1,875	159,375
Anthem, Inc.	6,640	1,260,803
Apple, Inc.	56,538	8,713,637
Applied Industrial Technologies, Inc.	725	47,705
Applied Materials, Inc., Class A	36,366	1,894,305
AptarGroup, Inc.	325	28,051
ArcBest Corp.	3,450	115,402
Archer-Daniels-Midland Co.	1,799	76,475
Archrock, Inc.	4,175	52,396
Arista Networks, Inc. (M)	2,056	389,838
Armada Hoffler Properties, Inc., REIT	9,200	127,052
ARRIS International PLC (M)	7,100	202,279
Arrow Electronics, Inc. (M)	4,175	335,712
Arthur J. Gallagher & Co.	5,638	347,019
Asbury Automotive Group, Inc. (M)	350	21,385
Ashland Global Holdings, Inc.	600	39,234
Associated Banc-Corp.	5,750	139,437
AT&T, Inc.	50,792	1,989,523

The notes are an integral part of this report. Transamerica Series Trust	Page 36	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Atmos Energy Corp.	3,625	$ 303,920
ATN International, Inc.	200	10,540
Automatic Data Processing, Inc.	481	52,583
AutoNation, Inc. (M)	1,175	55,766
AvalonBay Communities, Inc., REIT	2,176	388,242
Avista Corp.	1,575	81,538
Avnet, Inc.	5,200	204,360
Baker Hughes a GE Co.	9,330	341,665
BancorpSouth, Inc.	1,925	61,696
Bank of America Corp.	140,197	3,552,592
Bank of Hawaii Corp.	1,175	97,948
Bank of New York Mellon Corp.	10,783	571,715
Bank of the Ozarks, Inc.	975	46,849
Banner Corp.	300	18,384
Barnes Group, Inc.	3,250	228,930
Baxter International, Inc.	17,510	1,098,752
Becton Dickinson and Co.	2,385	467,341
Bel Fuse, Inc., Class B	1,325	41,340
Belden, Inc.	700	56,371
Bemis Co., Inc.	450	20,507
Benchmark Electronics, Inc. (M)	4,300	146,845
Berkshire Hathaway, Inc., Class B (M)	8,350	1,530,722
Berry Global Group, Inc. (M)	1,340	75,911
Best Buy Co., Inc.	14,068	801,313
Big Lots, Inc. (F)	1,025	54,909
Bill Barrett Corp. (M)	750	3,218
Bio-Rad Laboratories, Inc., Class A (M)	375	83,332
Biogen, Inc. (M)	2,280	713,914
BioMarin Pharmaceutical, Inc. (M)	469	43,650
BioTelemetry, Inc. (M)	550	18,150
Bioverativ, Inc. (M)	2,000	114,140
BJ’s Restaurants, Inc. (M)	400	12,180
BlackRock, Inc.	938	419,370
Blucora, Inc. (M)	725	18,343
Bob Evans Farms, Inc.	325	25,191
Boeing Co.	6,030	1,532,886
BofI Holding, Inc. (F) (M)	775	22,064
Boise Cascade Co. (M)	2,250	78,525
Boston Private Financial Holdings, Inc.	1,375	22,756
Boston Properties, Inc., REIT	1,134	139,346
Boston Scientific Corp. (M)	21,159	617,208
Bottomline Technologies de, Inc. (M)	650	20,690
Briggs & Stratton Corp.	4,025	94,587
Brighthouse Financial, Inc. (M)	691	42,013
Brink’s Co.	2,375	200,094
Brinker International, Inc.	2,800	89,208
Bristol-Myers Squibb Co.	12,923	823,712
Brixmor Property Group, Inc., REIT	2,727	51,268
Broadcom, Ltd.	6,927	1,680,075
Broadridge Financial Solutions, Inc.	4,000	323,280
Brookline Bancorp, Inc.	1,300	20,150
Brown & Brown, Inc.	1,575	75,899
Brunswick Corp., Class B	1,625	90,951
Buffalo Wild Wings, Inc. (M)	250	26,425
Bunge, Ltd.	5,470	379,946
Burlington Stores, Inc. (M)	4,390	419,069
Cable One, Inc.	100	72,212
Cabot Corp.	2,250	125,550
Cabot Microelectronics Corp., Class A	400	31,972
Cabot Oil & Gas Corp.	2,195	58,716
CACI International, Inc., Class A (M)	1,200	167,220
Caleres, Inc.	2,125	64,855
Callaway Golf Co.	10,475	151,154
Cambrex Corp. (M)	550	30,250
Camden Property Trust, REIT	1,575	144,034
Capella Education Co.	275	19,291
Capital One Financial Corp.	4,350	368,271

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Carlisle Cos., Inc.	1,175	$ 117,841
Carnival Corp.	1,300	83,941
Carpenter Technology Corp.	325	15,610
Carter’s, Inc.	1,250	123,437
Casey’s General Stores, Inc. (F)	150	16,418
Catalent, Inc. (M)	2,275	90,818
Caterpillar, Inc.	4,100	511,311
Cathay General Bancorp	1,425	57,285
Cato Corp., Class A	1,325	17,530
Cavium, Inc. (M)	5,785	381,463
CBRE Group, Inc., Class A (M)	9,923	375,883
CBS Corp., Class B	6,690	388,020
CDK Global, Inc.	1,400	88,326
Celanese Corp., Series A	2,077	216,569
Celgene Corp. (M)	6,345	925,228
Centene Corp. (M)	4,450	430,626
CenterPoint Energy, Inc.	16,490	481,673
Central Garden & Pet Co. (M)	725	28,159
Central Garden & Pet Co., Class A (M)	3,650	135,743
Charles River Laboratories International, Inc. (M)	1,000	108,020
Charles Schwab Corp.	39,197	1,714,477
Charter Communications, Inc., Class A (M)	2,576	936,170
Cheesecake Factory, Inc.	900	37,908
Chemours Co.	3,875	196,114
Chesapeake Lodging Trust, REIT	925	24,947
Chevron Corp.	7,100	834,250
Chico’s FAS, Inc.	3,825	34,234
Children’s Place, Inc.	1,075	127,011
Chimera Investment Corp., REIT	6,010	113,709
Ciena Corp. (M)	2,075	45,588
Cigna Corp.	3,784	707,381
Cinemark Holdings, Inc.	1,300	47,073
Cirrus Logic, Inc. (M)	1,100	58,652
Cisco Systems, Inc.	9,679	325,505
Citigroup, Inc.	43,489	3,163,390
CMS Energy Corp.	5,351	247,858
CNO Financial Group, Inc.	3,125	72,937
Coca-Cola Co.	6,094	274,291
Coherent, Inc. (M)	425	99,947
Cohu, Inc.	3,000	71,520
Columbia Banking System, Inc.	1,125	47,374
Comcast Corp., Class A	42,402	1,631,629
Comerica, Inc.	12,305	938,379
Comfort Systems USA, Inc., Class A	625	22,313
Commerce Bancshares, Inc.	84	4,853
Commercial Metals Co.	1,975	37,584
Community Bank System, Inc.	600	33,150
Community Health Systems, Inc. (F) (M)	9,225	70,848
CommVault Systems, Inc. (M)	1,675	101,840
comScore, Inc. (F) (M)	775	22,281
Conagra Brands, Inc.	11,500	388,010
Concho Resources, Inc. (M)	5,449	717,742
CONSOL Energy, Inc. (M)	3,750	63,525
Constellation Brands, Inc., Class A	2,839	566,239
Contango Oil & Gas Co., Class A (M)	225	1,132
Convergys Corp.	1,675	43,366
Cooper Cos., Inc.	248	58,803
Cooper-Standard Holdings, Inc. (M)	1,400	162,358
Copart, Inc. (M)	12,438	427,494
Core-Mark Holding Co., Inc.	275	8,839
CoreCivic, Inc., REIT	2,200	58,894
CoreLogic, Inc. (M)	1,550	71,641
CoreSite Realty Corp., REIT	625	69,938
Corning, Inc.	13,087	391,563
Corporate Office Properties Trust, REIT	4,875	160,046
Costco Wholesale Corp.	4,364	716,962

The notes are an integral part of this report. Transamerica Series Trust	Page 37	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cousins Properties, Inc., REIT	4,917	$ 45,925
Cracker Barrel Old Country Store, Inc. (F)	525	79,600
Crane Co.	2,775	221,972
Cree, Inc. (M)	325	9,162
Crocs, Inc. (M)	1,400	13,580
Crown Holdings, Inc. (M)	3,500	209,020
CryoLife, Inc. (M)	475	10,783
CSG Systems International, Inc.	1,600	64,160
Cullen/Frost Bankers, Inc.	1,050	99,666
Cummins, Inc.	2,890	485,607
Curtiss-Wright Corp.	775	81,018
CyrusOne, Inc., REIT	1,450	85,448
D.R. Horton, Inc.	4,757	189,947
Dana, Inc.	8,825	246,747
Danaher Corp.	3,384	290,280
Darling Ingredients, Inc. (M)	2,850	49,932
DCT Industrial Trust, Inc., REIT	1,200	69,504
Dean Foods Co.	6,200	67,456
Deckers Outdoor Corp. (M)	1,125	76,961
Deere & Co.	8,657	1,087,233
Delta Air Lines, Inc.	25,892	1,248,512
Denbury Resources, Inc. (M)	6,525	8,744
Depomed, Inc. (M)	850	4,922
Devon Energy Corp., Class A	3,600	132,156
Diamondback Energy, Inc. (M)	3,861	378,224
DiamondRock Hospitality Co., REIT	7,675	84,041
Dick’s Sporting Goods, Inc.	1,850	49,969
Digi International, Inc. (M)	2,475	26,235
Digital Realty Trust, Inc., REIT	762	90,167
Dime Community Bancshares, Inc.	1,325	28,488
DineEquity, Inc. (F)	325	13,969
Diplomat Pharmacy, Inc. (M)	3,275	67,825
Discover Financial Services	5,815	374,951
DISH Network Corp., Class A (M)	8,225	446,042
Dollar Tree, Inc. (M)	3,517	305,346
Domino’s Pizza, Inc.	875	173,731
Domtar Corp.	550	23,865
Donnelley Financial Solutions, Inc. (M)	487	10,500
Douglas Emmett, Inc., REIT	3,225	127,129
DowDuPont, Inc.	18,613	1,288,578
DST Systems, Inc.	3,000	164,640
DSW, Inc., Class A	1,225	26,313
Duke Energy Corp.	2,720	228,262
Dun & Bradstreet Corp.	675	78,577
DXC Technology Co.	6,090	523,009
DXP Enterprises, Inc. (M)	225	7,085
Dycom Industries, Inc. (M)	550	47,234
Eagle Materials, Inc.	6,556	699,525
East West Bancorp, Inc.	13,264	792,922
Eastman Chemical Co.	7,232	654,424
Eaton Corp. PLC	8,877	681,665
Eaton Vance Corp.	2,075	102,443
eBay, Inc. (M)	33,020	1,269,949
Edison International	4,060	313,310
El Paso Electric Co.	1,475	81,494
Electronic Arts, Inc. (M)	7,293	861,012
Eli Lilly & Co.	8,666	741,290
EMCOR Group, Inc.	2,900	201,202
Emergent BioSolutions, Inc. (M)	325	13,146
Energen Corp. (M)	1,700	92,956
Energizer Holdings, Inc.	8,430	388,201
EnerSys	2,550	176,383
Engility Holdings, Inc. (M)	350	12,138
EOG Resources, Inc.	14,126	1,366,549
ePlus, Inc. (M)	225	20,801
EPR Properties, REIT	825	57,536
EQT Corp.	3,458	225,600

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Equinix, Inc., REIT	434	$ 193,694
Equity Commonwealth, REIT (M)	4,030	122,512
Equity Residential, REIT	794	52,348
Essendant, Inc.	3,675	48,400
Evercore, Inc., Class A	1,925	154,481
Evolent Health, Inc., Class A (M)	14,123	251,389
Exact Sciences Corp. (M)	6,003	282,861
Exelon Corp.	7,280	274,238
ExlService Holdings, Inc. (M)	1,700	99,144
Expedia, Inc.	3,390	487,957
Express Scripts Holding Co. (M)	1,030	65,220
Express, Inc. (M)	1,300	8,788
Exterran Corp. (M)	1,662	52,536
Extra Space Storage, Inc., REIT	2,644	211,308
Exxon Mobil Corp.	16,276	1,334,306
Facebook, Inc., Class A (M)	25,164	4,299,773
FactSet Research Systems, Inc.	725	130,580
Fair Isaac Corp.	625	87,812
Federal Realty Investment Trust, REIT	1,489	184,949
Federal Signal Corp.	1,050	22,344
FedEx Corp.	449	101,285
Fidelity National Information Services, Inc.	4,777	446,124
First American Financial Corp.	3,675	183,640
First Financial Bancorp	900	23,535
First Horizon National Corp.	3,600	68,940
First Industrial Realty Trust, Inc., REIT	2,050	61,685
First Midwest Bancorp, Inc.	6,625	155,157
First Republic Bank, Class A	2,804	292,906
First Solar, Inc. (M)	1,150	52,762
FirstCash, Inc.	2,006	126,679
Flowers Foods, Inc.	3,250	61,133
Ford Motor Co.	28,014	335,328
Forestar Group, Inc. (I) (M) (N)	550	9,460
Fortinet, Inc. (M)	3,000	107,520
Fortive Corp.	718	50,827
Fortune Brands Home & Security, Inc.	6,645	446,743
Francesca’s Holdings Corp. (M)	600	4,416
Franklin Street Properties Corp., REIT	1,250	13,275
Freeport-McMoRan, Inc. (M)	12,582	176,651
FTD Cos., Inc. (M)	350	4,564
FTI Consulting, Inc. (M)	800	28,384
Fulton Financial Corp.	3,700	69,375
FutureFuel Corp.	1,925	30,300
GameStop Corp., Class A (F)	1,850	38,221
Gannett Co., Inc.	2,100	18,900
General Cable Corp.	5,300	99,905
General Dynamics Corp.	2,961	608,722
General Electric Co.	39,752	961,203
General Motors Co.	9,830	396,935
Geo Group, Inc., REIT	7,587	204,090
Getty Realty Corp., REIT	1,477	42,257
Gibraltar Industries, Inc. (M)	575	17,911
Gilead Sciences, Inc.	25,872	2,096,149
Global Payments, Inc.	5,690	540,721
GoDaddy, Inc., Class A (M)	9,196	400,118
Goldman Sachs Group, Inc.	1,190	282,256
Graham Holdings Co., Class B	75	43,883
Great Plains Energy, Inc.	5,250	159,075
Green Dot Corp., Class A (M)	3,700	183,446
Green Plains, Inc.	650	13,098
Greenbrier Cos., Inc.	2,575	123,986
Greif, Inc., Class A	2,050	120,007
Group 1 Automotive, Inc.	1,700	123,182
Guidewire Software, Inc. (M)	3,414	265,814
Gulf Island Fabrication, Inc.	1,975	25,083
Gulfport Energy Corp. (M)	2,725	39,077
H&R Block, Inc.	2,000	52,960

The notes are an integral part of this report. Transamerica Series Trust	Page 38	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Haemonetics Corp. (M)	975	$ 43,748
Hain Celestial Group, Inc. (M)	1,250	51,438
Halliburton Co.	20,573	946,975
Halyard Health, Inc. (M)	2,875	129,461
Hancock Holding Co.	3,875	187,744
Hanmi Financial Corp., Class B	2,500	77,375
Hanover Insurance Group, Inc.	2,375	230,209
Harris Corp.	540	71,107
Harsco Corp. (M)	1,525	31,873
Hartford Financial Services Group, Inc.	4,982	276,152
Haverty Furniture Cos., Inc.	300	7,845
Hawaiian Electric Industries, Inc.	3,450	115,126
Hawaiian Holdings, Inc. (M)	975	36,611
Hawkins, Inc.	175	7,140
HB Fuller Co.	900	52,254
HCA Healthcare, Inc. (M)	618	49,187
HCP, Inc., REIT	4,770	132,749
HD Supply Holdings, Inc. (M)	3,207	115,676
Healthcare Realty Trust, Inc., REIT	1,000	32,340
HealthSouth Corp.	4,150	192,352
Heidrick & Struggles International, Inc.	2,025	42,829
Helen of Troy, Ltd. (M)	1,150	111,435
Helix Energy Solutions Group, Inc., Class A (M)	1,575	11,639
Herman Miller, Inc.	1,050	37,695
Hersha Hospitality Trust, Class A, REIT	700	13,069
HFF, Inc., Class A	1,975	78,131
Highwoods Properties, Inc., REIT	3,250	169,292
Hill-Rom Holdings, Inc.	2,900	214,600
Hilton Grand Vacations, Inc. (M)	6,686	258,280
Hilton Worldwide Holdings, Inc.	8,317	577,616
HMS Holdings Corp. (M)	1,600	31,776
HNI Corp.	725	30,066
HollyFrontier Corp.	6,375	229,309
Home BancShares, Inc.	1,500	37,830
Home Depot, Inc.	12,888	2,107,961
Honeywell International, Inc.	9,656	1,368,641
Hope Bancorp, Inc.	2,058	36,447
Hospitality Properties Trust, REIT	6,250	178,062
HP, Inc.	84,184	1,680,313
HSN, Inc.	550	21,478
Hub Group, Inc., Class A (M)	3,200	137,440
Hubbell, Inc., Class B	925	107,318
Humana, Inc.	7,819	1,904,943
Huntington Ingalls Industries, Inc.	1,600	362,304
Huntsman Corp.	17,640	483,689
Iconix Brand Group, Inc. (M)	875	4,979
IDACORP, Inc.	1,550	136,291
IDEX Corp.	1,125	136,654
IDEXX Laboratories, Inc. (M)	2,770	430,707
Illumina, Inc. (M)	3,215	640,428
Impax Laboratories, Inc. (M)	7,675	155,802
Independent Bank Corp.	525	39,191
Ingersoll-Rand PLC	9,522	849,077
Ingevity Corp. (M)	1,075	67,155
Ingredion, Inc.	5,720	690,061
Innophos Holdings, Inc.	2,125	104,529
Innospec, Inc.	425	26,201
Inogen, Inc. (M)	100	9,510
Insight Enterprises, Inc. (M)	1,250	57,400
Insperity, Inc.	1,725	151,800
Integer Holdings Corp. (M)	2,400	122,760
Integrated Device Technology, Inc. (M)	2,450	65,121
Intercontinental Exchange, Inc.	7,042	483,785
InterDigital, Inc.	575	42,406
Interface, Inc., Class A	1,175	25,733
International Business Machines Corp.	3,236	469,479

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
INTL. FCStone, Inc. (M)	300	$ 11,496
Intuitive Surgical, Inc. (M)	325	339,911
Invacare Corp.	6,200	97,650
Investment Technology Group, Inc.	1,725	38,192
Itron, Inc. (M)	700	54,215
ITT, Inc.	3,650	161,585
J&J Snack Foods Corp.	250	32,825
J.M. Smucker, Co.	283	29,695
j2 Global, Inc.	875	64,645
Jabil, Inc.	6,875	196,281
Jack in the Box, Inc.	525	53,508
JC Penney Co., Inc. (F) (M)	5,550	21,146
JetBlue Airways Corp. (M)	7,650	141,754
John Bean Technologies Corp.	2,221	224,543
John Wiley & Sons, Inc., Class A	1,600	85,600
Johnson & Johnson	8,266	1,074,663
Jones Lang LaSalle, Inc.	1,625	200,687
Kaiser Aluminum Corp.	325	33,521
KapStone Paper and Packaging Corp.	800	17,192
KB Home	7,375	177,885
Kelly Services, Inc., Class A	575	14,427
Kennametal, Inc.	1,350	54,459
KeyCorp	20,731	390,157
Keysight Technologies, Inc. (M)	4,925	205,175
Kilroy Realty Corp., REIT	1,650	117,348
Kimberly-Clark Corp.	4,637	545,682
Kinder Morgan, Inc.	20,138	386,247
Kindred Healthcare, Inc. (M)	1,325	9,010
Kite Pharma, Inc. (M)	2,139	384,614
Kite Realty Group Trust, REIT	3,650	73,912
Koppers Holdings, Inc. (M)	2,025	93,454
Korn/Ferry International	1,025	40,416
Kraft Heinz Co.	937	72,664
La-Z-Boy, Inc.	4,175	112,307
Lam Research Corp.	4,685	866,912
Lamb Weston Holdings, Inc.	2,450	114,880
Landstar System, Inc.	1,450	144,492
Lantheus Holdings, Inc. (M)	4,350	77,430
LaSalle Hotel Properties, REIT	2,825	81,981
Lear Corp.	714	123,579
LegacyTexas Financial Group, Inc.	675	26,946
Legg Mason, Inc.	1,575	61,913
Leidos Holdings, Inc.	4,175	247,243
Lennox International, Inc.	3,892	696,551
Liberty Property Trust, Series C, REIT	2,200	90,332
LifePoint Health, Inc. (M)	750	43,425
Lincoln Electric Holdings, Inc.	2,625	240,660
Lincoln National Corp.	3,985	292,818
Lithia Motors, Inc., Class A	1,025	123,318
Littelfuse, Inc.	375	73,455
Live Nation Entertainment, Inc. (M)	4,025	175,289
LKQ Corp. (M)	12,237	440,410
LogMeIn, Inc.	825	90,791
Louisiana-Pacific Corp. (M)	14,300	387,244
Lowe’s Cos., Inc.	10,084	806,115
LSC Communications, Inc.	3,787	62,523
Luminex Corp.	650	13,215
Lydall, Inc. (M)	275	15,758
Mack-Cali Realty Corp., REIT	4,675	110,844
Magellan Health, Inc. (M)	1,400	120,820
Manhattan Associates, Inc. (M)	1,275	53,002
ManpowerGroup, Inc.	6,760	796,463
ManTech International Corp., Class A	425	18,764
Marathon Petroleum Corp.	3,200	179,456
MarketAxess Holdings, Inc.	300	55,353
Masco Corp.	5,939	231,680
Masimo Corp. (M)	3,950	341,912

The notes are an integral part of this report. Transamerica Series Trust	Page 39	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Mastercard, Inc., Class A	5,932	$ 837,598
Matthews International Corp., Class A	575	35,794
Maxim Integrated Products, Inc., Class A	2,820	134,542
MB Financial, Inc.	975	43,895
McCormick & Co., Inc.	522	53,578
McDermott International, Inc. (M)	17,575	127,770
McDonald’s Corp.	634	99,335
McKesson Corp.	1,530	235,023
MDC Holdings, Inc.	825	27,398
MDU Resources Group, Inc.	3,550	92,122
Medical Properties Trust, Inc., REIT	3,350	43,986
Medicines Co. (F) (M)	2,625	97,230
Medifast, Inc.	250	14,843
MEDNAX, Inc. (M)	1,625	70,070
Merck & Co., Inc.	13,601	870,872
Meredith Corp.	625	34,688
Methode Electronics, Inc.	2,975	125,991
MetLife, Inc.	19,834	1,030,376
Microchip Technology, Inc.	3,765	338,022
Microsemi Corp. (M)	2,375	122,265
Microsoft Corp.	93,687	6,978,745
MicroStrategy, Inc., Class A (M)	700	89,397
Mid-America Apartment Communities, Inc., REIT	961	102,712
Middleby Corp. (M)	1,739	222,888
Minerals Technologies, Inc.	675	47,689
MKS Instruments, Inc.	1,475	139,314
Mohawk Industries, Inc. (M)	4,322	1,069,738
Molina Healthcare, Inc. (M)	1,625	111,735
Molson Coors Brewing Co., Class B	8,455	690,266
Momenta Pharmaceuticals, Inc., Class B (M)	9,825	181,762
Mondelez International, Inc., Class A	19,997	813,078
Monster Beverage Corp. (M)	4,936	272,714
Moog, Inc., Class A (M)	1,050	87,601
Morgan Stanley	43,096	2,075,934
Mosaic Co.	1,678	36,228
MSA Safety, Inc.	550	43,731
MSC Industrial Direct Co., Inc., Class A	850	64,235
MSCI, Inc., Class A	3,900	455,910
Mueller Industries, Inc.	1,000	34,950
Murphy USA, Inc. (M)	650	44,850
Mylan NV (M)	1,600	50,192
MYR Group, Inc. (M)	3,275	95,433
Nanometrics, Inc. (M)	2,000	57,600
Nasdaq, Inc.	3,745	290,500
National Fuel Gas Co. (F)	1,925	108,974
Natus Medical, Inc. (M)	625	23,438
Navient Corp.	2,730	41,005
Navigant Consulting, Inc. (M)	850	14,382
Navigators Group, Inc.	250	14,588
NBT Bancorp, Inc.	625	22,950
NCR Corp. (M)	5,000	187,600
Netflix, Inc. (M)	2,550	462,442
NETGEAR, Inc. (M)	425	20,230
New Jersey Resources Corp.	225	9,484
Newell Brands, Inc.	1,066	45,486
Newmont Mining Corp.	11,708	439,167
Newpark Resources, Inc. (M)	1,675	16,750
NextEra Energy, Inc.	7,818	1,145,728
NIC, Inc.	1,000	17,150
NIKE, Inc., Class B	6,223	322,663
NiSource, Inc.	6,262	160,245
Nordstrom, Inc.	1,938	91,377
Norfolk Southern Corp.	4,059	536,762
Northrop Grumman Corp.	1,962	564,507
NorthWestern Corp.	800	45,552

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Norwegian Cruise Line Holdings, Ltd. (M)	5,659	$ 305,869
NOW, Inc. (M)	6,575	90,801
NRG Energy, Inc.	14,560	372,590
Nu Skin Enterprises, Inc., Class A	8,840	543,483
Nucor Corp.	1,000	56,040
Nutrisystem, Inc.	425	23,758
NuVasive, Inc. (M)	875	48,528
NVIDIA Corp.	6,043	1,080,307
NVR, Inc. (M)	75	214,125
O’Reilly Automotive, Inc. (M)	1,503	323,701
Occidental Petroleum Corp.	9,598	616,288
Office Depot, Inc.	19,175	87,054
OGE Energy Corp.	6,750	243,202
Oil States International, Inc. (M)	825	20,914
Old Dominion Freight Line, Inc.	3,804	418,858
Old Republic International Corp.	9,100	179,179
Olin Corp.	3,025	103,606
Omega Healthcare Investors, Inc., REIT (F)	1,492	47,610
On Assignment, Inc. (M)	900	48,312
Oracle Corp.	14,623	707,022
OraSure Technologies, Inc. (M)	1,000	22,500
Orbital ATK, Inc.	1,075	143,147
Orion Group Holdings, Inc. (M)	425	2,788
Oshkosh Corp.	5,786	477,576
Owens & Minor, Inc.	4,225	123,370
Owens-Illinois, Inc. (M)	7,575	190,587
Oxford Industries, Inc.	250	15,885
PACCAR, Inc.	5,365	388,104
PacWest Bancorp	4,175	210,879
Palo Alto Networks, Inc. (M)	1,723	248,284
Papa John’s International, Inc.	425	31,055
PAREXEL International Corp. (M)	1,000	88,080
Parker-Hannifin Corp.	3,490	610,820
Patterson-UTI Energy, Inc.	2,650	55,491
PayPal Holdings, Inc. (M)	7,543	482,978
PBF Energy, Inc., Class A (F)	1,900	52,459
PDC Energy, Inc. (M)	1,025	50,256
PepsiCo, Inc.	15,470	1,723,822
Perficient, Inc. (M)	2,875	56,551
Perry Ellis International, Inc. (M)	1,775	41,997
PetMed Express, Inc.	375	12,431
Pfizer, Inc.	46,009	1,642,521
PG&E Corp.	3,851	262,215
Philip Morris International, Inc.	13,110	1,455,341
Phillips 66	2,303	210,978
Pilgrim’s Pride Corp. (F) (M)	15,505	440,497
Pinnacle Financial Partners, Inc.	600	40,170
Pioneer Energy Services Corp. (M)	1,325	3,379
Pioneer Natural Resources Co.	4,712	695,208
Piper Jaffray Cos.	250	14,838
Pitney Bowes, Inc.	3,250	45,533
Plantronics, Inc.	750	33,165
Plexus Corp. (M)	2,475	138,798
PNC Financial Services Group, Inc.	2,390	322,100
Polaris Industries, Inc. (F)	375	39,236
PolyOne Corp.	1,525	61,046
Post Holdings, Inc. (M)	2,050	180,953
Potlatch Corp., REIT	2,125	108,375
Powell Industries, Inc.	200	5,998
Prestige Brands Holdings, Inc. (M)	400	20,036
Priceline Group, Inc. (M)	532	973,996
Procter & Gamble Co.	7,791	708,825
Progress Software Corp.	3,650	139,320
Prologis, Inc.	4,498	285,443
Provident Financial Services, Inc.	925	24,670
PS Business Parks, Inc., REIT	1,325	176,887
PTC, Inc. (M)	1,975	111,153

The notes are an integral part of this report. Transamerica Series Trust	Page 40	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Public Storage, REIT	1,949	$ 417,067
PulteGroup, Inc.	1,896	51,818
PVH Corp.	2,810	354,229
QEP Resources, Inc. (M)	4,325	37,065
Quality Systems, Inc. (M)	925	14,550
Qualys, Inc. (M)	425	22,015
Quest Diagnostics, Inc.	2,400	224,736
QuinStreet, Inc. (M)	2,425	17,824
R.R. Donnelley & Sons Co.	3,458	35,617
Raven Industries, Inc.	575	18,630
Rayonier Advanced Materials, Inc. (F)	700	9,590
Rayonier, Inc., REIT	5,750	166,117
Regal Beloit Corp.	3,070	242,530
Regency Centers Corp., REIT	1,038	64,398
Regions Financial Corp.	17,394	264,911
Reinsurance Group of America, Inc., Class A	2,250	313,942
Reliance Steel & Aluminum Co.	2,375	180,904
Rent-A-Center, Inc.	1,175	13,489
Resources Connection, Inc.	2,125	29,538
Retail Opportunity Investments Corp., REIT	1,700	32,317
Revance Therapeutics, Inc. (F) (M)	5,767	158,881
REX American Resources Corp., Class A (M)	125	11,729
RH (M)	350	24,612
Rockwell Automation, Inc., Class B	2,870	511,463
Rogers Corp. (M)	275	36,652
Ross Stores, Inc.	5,197	335,570
Rowan Cos. PLC, Class A (M)	2,175	27,949
Royal Caribbean Cruises, Ltd.	4,258	504,743
Royal Gold, Inc.	375	32,265
RPM International, Inc.	2,400	123,216
Rudolph Technologies, Inc. (M)	3,450	90,735
Ruth’s Hospitality Group, Inc.	500	10,475
S&P Global, Inc.	4,193	655,408
Sabra Health Care REIT, Inc.	2,891	63,429
Safety Insurance Group, Inc.	250	19,075
Sage Therapeutics, Inc. (M)	1,144	71,271
Saia, Inc. (M)	400	25,060
salesforce.com, Inc. (M)	6,360	594,151
Sally Beauty Holdings, Inc. (M)	2,425	47,482
Sanderson Farms, Inc.	350	56,532
Sanmina Corp. (M)	2,725	101,234
Saul Centers, Inc., REIT	200	12,382
SBA Communications Corp. (M)	370	53,299
ScanSource, Inc. (M)	225	9,821
Scholastic Corp.	475	17,670
Schweitzer-Mauduit International, Inc.	2,750	114,015
Science Applications International Corp.	3,450	230,632
Scientific Games Corp., Class A (M)	825	37,826
Scotts Miracle-Gro Co., Class A	775	75,438
SEI Investments Co.	2,775	169,441
Select Comfort Corp. (M)	900	27,945
Select Medical Holdings Corp. (M)	6,650	127,680
Selective Insurance Group, Inc.	975	52,504
Semtech Corp. (M)	1,700	63,835
Seneca Foods Corp., Class A (M)	550	18,975
Senior Housing Properties Trust, REIT	7,825	152,979
ServiceNow, Inc. (M)	3,586	421,463
Shire PLC	8,665	439,828
Signature Bank (M)	800	102,432
Silgan Holdings, Inc.	1,375	40,466
Sirius XM Holdings, Inc. (F)	9,126	50,376
Skechers U.S.A., Inc., Class A (M)	2,475	62,098
SkyWest, Inc.	1,350	59,265
SLM Corp. (M)	7,925	90,900
SM Energy Co.	1,775	31,489
Snap, Inc., Class A (M)	9,981	145,124

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Snap-on, Inc.	1,717	$ 255,850
Sonoco Products Co.	1,100	55,495
Sotheby’s, Class A (M)	275	12,680
Southwest Airlines Co.	7,896	442,018
Southwest Gas Holdings, Inc.	900	69,858
Southwestern Energy Co. (M)	9,150	55,907
Spark Therapeutics, Inc. (M)	3,168	282,459
SpartanNash Co.	3,025	79,769
Spire, Inc.	100	7,465
Splunk, Inc. (M)	6,571	436,512
Spok Holdings, Inc.	1,600	24,560
Sprouts Farmers Market, Inc. (M)	375	7,039
SPX Corp. (M)	675	19,805
SPX FLOW, Inc. (M)	700	26,992
Square, Inc., Class A (M)	1,100	31,691
SRC Energy, Inc. (M)	3,150	30,461
Stamps.com, Inc. (M)	275	55,729
Standex International Corp.	225	23,895
Stanley Black & Decker, Inc.	9,258	1,397,680
Starbucks Corp.	7,858	422,053
State Street Corp.	5,927	566,266
Steel Dynamics, Inc.	7,290	251,286
Stepan Co.	1,575	131,764
Sterling Bancorp	7,575	186,724
Steven Madden, Ltd., Class B (M)	1,000	43,300
Stifel Financial Corp.	2,525	134,986
Strayer Education, Inc.	200	17,454
Summit Hotel Properties, Inc., REIT	1,925	30,781
SunCoke Energy, Inc. (M)	1,200	10,968
Sunstone Hotel Investors, Inc., REIT	3,540	56,888
SunTrust Banks, Inc.	2,260	135,080
Superior Energy Services, Inc. (M)	2,875	30,705
SUPERVALU, Inc. (M)	1,160	25,230
SVB Financial Group (M)	1,734	324,414
Sykes Enterprises, Inc. (M)	3,675	107,163
Symantec Corp.	9,350	306,773
Synaptics, Inc. (M)	625	24,488
Synchronoss Technologies, Inc. (M)	675	6,298
SYNNEX Corp.	425	53,767
Synovus Financial Corp.	5,500	253,330
T-Mobile US, Inc. (M)	2,687	165,680
Tailored Brands, Inc. (F)	1,925	27,797
Take-Two Interactive Software, Inc. (M)	7,793	796,678
Taubman Centers, Inc., REIT	350	17,395
TCF Financial Corp.	10,625	181,050
Tech Data Corp. (M)	2,325	206,576
Teladoc, Inc. (F) (M)	4,675	154,976
Teleflex, Inc.	775	187,527
Telephone & Data Systems, Inc.	4,750	132,477
Tempur Sealy International, Inc. (F) (M)	900	58,068
Teradyne, Inc.	11,655	434,615
Terex Corp.	3,275	147,440
Tesla, Inc. (M)	827	282,090
Tetra Tech, Inc.	3,075	143,141
Texas Capital Bancshares, Inc. (M)	2,325	199,485
Texas Instruments, Inc.	14,299	1,281,762
Texas Roadhouse, Inc., Class A	1,075	52,826
TherapeuticsMD, Inc. (F) (M)	28,712	151,886
Thermo Fisher Scientific, Inc.	1,818	343,966
Thor Industries, Inc.	1,175	147,944
Tiffany & Co.	1,890	173,464
Time Warner, Inc.	1,758	180,107
Time, Inc.	1,875	25,313
Timken Co.	1,400	67,970
TiVo Corp.	3,525	69,971
TJX Cos., Inc.	11,982	883,433
Toll Brothers, Inc.	22,609	937,595

The notes are an integral part of this report. Transamerica Series Trust	Page 41	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
TopBuild Corp. (M)	1,650	$ 107,530
Toro Co.	1,950	121,017
Trimble, Inc. (M)	3,650	143,262
Trinity Industries, Inc.	2,700	86,130
Triumph Group, Inc.	825	24,544
TrueBlue, Inc. (M)	4,050	90,922
TrustCo Bank Corp.	7,725	68,753
Trustmark Corp., Class A	1,150	38,088
TTM Technologies, Inc. (M)	3,800	58,406
Tupperware Brands Corp.	900	55,638
Twenty-First Century Fox, Inc., Class A	23,549	621,223
Two Harbors Investment Corp., REIT	36,340	366,307
Tyson Foods, Inc., Class A	8,810	620,664
U.S. Steel Corp.	4,250	109,055
UGI Corp.	14,412	675,346
Ulta Beauty, Inc. (M)	750	169,545
UMB Financial Corp.	675	50,281
Umpqua Holdings Corp.	5,350	104,378
Union Pacific Corp.	10,064	1,167,122
Unit Corp. (M)	1,025	21,095
United Community Banks, Inc.	1,300	37,102
United Continental Holdings, Inc. (M)	8,916	542,806
United Fire Group, Inc.	400	18,328
United Natural Foods, Inc. (M)	950	39,511
United Rentals, Inc. (M)	2,950	409,283
United Technologies Corp.	2,074	240,750
United Therapeutics Corp. (M)	2,350	275,396
UnitedHealth Group, Inc.	16,453	3,222,320
Uniti Group, Inc., REIT	4,375	64,138
Universal Corp.	400	22,920
Universal Forest Products, Inc.	1,200	117,792
Universal Insurance Holdings, Inc.	525	12,075
Urban Outfitters, Inc. (M)	1,475	35,253
Urstadt Biddle Properties, Inc., Class A, REIT	600	13,020
US Concrete, Inc. (F) (M)	225	17,168
US Silica Holdings, Inc.	1,375	42,721
Valero Energy Corp.	18,674	1,436,591
Valmont Industries, Inc.	400	63,240
Valvoline, Inc.	1,634	38,317
Vantiv, Inc., Class A (M)	10,870	766,009
Varex Imaging Corp. (M)	700	23,688
Vectren Corp.	3,350	220,329
Veeco Instruments, Inc. (M)	133	2,846
Veeva Systems, Inc., Class A (M)	4,195	236,640
VeriSign, Inc. (M)	860	91,495
Veritiv Corp. (M)	1,250	40,625
Verizon Communications, Inc.	13,432	664,750
Vertex Pharmaceuticals, Inc. (M)	7,532	1,145,165
Viad Corp.	2,200	133,980
Viavi Solutions, Inc. (M)	4,375	41,388
Visa, Inc., Class A	32,356	3,405,145
Vishay Intertechnology, Inc.	2,450	46,060
Vista Outdoor, Inc. (M)	1,075	24,661
VMware, Inc., Class A (M)	10,750	1,173,792
Vornado Realty Trust	2,109	162,140
Voya Financial, Inc.	3,470	138,418
Vulcan Materials Co.	549	65,660
Wabash National Corp.	1,000	22,820
WABCO Holdings, Inc. (M)	3,179	470,492
Wabtec Corp. (F)	350	26,513
WageWorks, Inc. (M)	275	16,693
Wal-Mart Stores, Inc.	17,523	1,369,247
Walgreens Boots Alliance, Inc.	9,759	753,590
Walker & Dunlop, Inc. (M)	525	27,473
Walt Disney Co.	11,112	1,095,310
Washington Prime Group, Inc., REIT	8,775	73,096

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Watsco, Inc.	450	$ 72,481
Watts Water Technologies, Inc., Class A	200	13,840
Wayfair, Inc., Class A (M)	6,163	415,386
Weingarten Realty Investors, REIT	800	25,392
WellCare Health Plans, Inc. (M)	3,096	531,707
Wells Fargo & Co.	27,549	1,519,327
Wendy’s Co.	975	15,142
West Pharmaceutical Services, Inc.	150	14,439
Westar Energy, Inc., Class A	475	23,560
WestRock Co.	3,851	218,467
WEX, Inc. (M)	1,203	135,001
WGL Holdings, Inc.	150	12,630
Williams-Sonoma, Inc., Class A	1,400	69,804
Winnebago Industries, Inc.	550	24,613
Wintrust Financial Corp.	2,475	193,817
Wolverine World Wide, Inc.	1,550	44,718
Workday, Inc., Class A (M)	1,146	120,777
World Fuel Services Corp.	3,750	127,162
Worthington Industries, Inc.	2,325	106,950
WPX Energy, Inc. (M)	9,475	108,962
WR Berkley Corp.	1,575	105,115
Wyndham Worldwide Corp.	4,580	482,778
Xcel Energy, Inc.	11,785	557,666
Yum! Brands, Inc.	4,650	342,286
Zebra Technologies Corp., Class A (M)	950	103,151
Zimmer Biomet Holdings, Inc.	3,170	371,175
Zions Bancorporation	1,751	82,612

		241,826,153

Total Common Stocks (Cost $270,115,332)		323,361,797

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
1.40% (O)	3,580	487,223
Volkswagen AG
1.45% (O)	2,207	359,967

Total Preferred Stocks (Cost $746,364)		847,190

INVESTMENT COMPANIES - 4.5%
United States - 4.5%
JPMorgan Emerging Markets Debt Fund	899,418	7,528,126
JPMorgan High Yield Fund	1,996,496	14,973,719
JPMorgan Value Advantage Fund	1,244,821	43,133,044

Total Investment Companies (Cost $58,969,956)		65,634,889

MASTER LIMITED PARTNERSHIP - 0.0% (A)
Bermuda - 0.0% (A)
Lazard, Ltd., Class A	4,063	183,729

Total Master Limited Partnership (Cost $193,621)		183,729

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (A)
U.S. Treasury Bill
0.98% (O), 03/01/2018 (L)	$ 50,000	49,766

The notes are an integral part of this report. Transamerica Series Trust	Page 42	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued) (A)
U.S. Treasury Bill (continued)
1.07% (O), 02/22/2018 (L)	$ 15,000	$ 14,935
1.11% (O), 12/07/2017 (L)	300,000	299,458

Total Short-Term U.S. Government Obligations (Cost $364,119)		364,159

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (O)	22,768,727	22,768,727

Total Securities Lending Collateral (Cost $22,768,727)		22,768,727

	Principal	Value
REPURCHASE AGREEMENT - 2.3%

Fixed Income Clearing Corp. 0.12% (O), dated 09/29/2017, to be repurchased at $33,298,667 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $33,967,568.

	$ 33,298,334	$ 33,298,334

Total Repurchase Agreement (Cost $33,298,334)		33,298,334

Total Investments (Cost $1,407,665,189)		1,484,162,194
Net Other Assets (Liabilities) - (0.8)%		(12,286,162)

Net Assets - 100.0%		$ 1,471,876,032

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	58	12/29/2017	$12,542,916	$12,510,781	$—	$(32,135)
2-Year U.S. Treasury Note	Short	(103)	12/29/2017	(22,271,930)	(22,217,422)	54,508	—
5-Year U.S. Treasury Note	Long	11	12/29/2017	1,299,887	1,292,500	—	(7,387)
10-Year Australia Treasury Bond	Long	220	12/15/2017	22,416,665	21,923,357	—	(493,308)
10-Year U.S. Treasury Bond	Short	(142)	12/19/2017	(19,261,130)	(19,074,594)	186,536	—
10-Year U.S. Treasury Note	Long	287	12/19/2017	36,241,444	35,964,688	—	(276,756)
10-Year U.S. Treasury Note	Short	(55)	12/19/2017	(6,929,691)	(6,892,188)	37,503	—
EURO STOXX 50® Index	Long	372	12/15/2017	15,348,573	15,722,490	373,917	—
FTSE 100 Index	Short	(96)	12/15/2017	(9,500,821)	(9,428,664)	72,157	—
German Euro Bund	Short	(191)	12/07/2017	(36,626,353)	(36,346,876)	279,477	—
MSCI EAFE Index	Long	169	12/15/2017	16,567,355	16,717,480	150,125	—
MSCI Emerging Markets Index	Long	956	12/15/2017	52,563,634	52,068,540	—	(495,094)
Russell 2000® Mini Index	Long	4	12/15/2017	285,670	298,580	12,910	—
Russell 2000® Mini Index	Short	(178)	12/15/2017	(12,911,777)	(13,286,810)	—	(375,033)
S&P 500® E-Mini	Long	20	12/15/2017	2,488,886	2,516,100	27,214	—
S&P 500® E-Mini	Short	(236)	12/15/2017	(29,459,863)	(29,689,980)	—	(230,117)
S&P Midcap 400® E-Mini Index	Long	6	12/15/2017	1,046,567	1,077,420	30,853	—
S&P/ASX 200 Index	Long	67	12/21/2017	7,502,288	7,447,014	—	(55,274)
S&P/TSX 60 Index	Short	(26)	12/14/2017	(3,642,486)	(3,828,684)	—	(186,198)
TOPIX Index	Long	105	12/07/2017	14,740,304	15,629,860	889,556	—
U.K. Gilt	Short	(117)	12/27/2017	(19,865,412)	(19,421,897)	443,515	—
U.S. Treasury Bond	Long	57	12/19/2017	9,228,292	9,092,000	—	(136,292)

Total						$2,558,271	$(2,287,594)

The notes are an integral part of this report. Transamerica Series Trust	Page 43	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
U.S. Government Agency Obligations	16.3%		$ 241,969,973
U.S. Government Obligations	15.4		228,397,317
Asset-Backed Securities	8.7		129,421,941
Banks	6.1		90,425,226
Oil, Gas & Consumable Fuels	3.4		50,734,465
Capital Markets	2.9		43,133,824
U.S. Equity Funds	2.9		43,133,044
Mortgage-Backed Securities	2.6		39,134,462
Electric Utilities	2.1		30,612,216
Insurance	1.8		26,193,584
Software	1.7		25,031,920
Diversified Telecommunication Services	1.5		22,479,265
Pharmaceuticals	1.4		21,222,530
Media	1.4		20,611,858
Equity Real Estate Investment Trusts	1.3		19,795,127
Technology Hardware, Storage & Peripherals	1.3		19,294,091
Health Care Providers & Services	1.2		18,348,760
Consumer Finance	1.2		17,266,145
Semiconductors & Semiconductor Equipment	1.1		15,936,227
U.S. Fixed Income Funds	1.0		14,973,719
Biotechnology	1.0		14,808,579
Diversified Financial Services	1.0		14,644,577
Internet Software & Services	1.0		14,095,449
Beverages	0.9		13,278,557
Aerospace & Defense	0.8		12,423,325
IT Services	0.8		12,267,535
Machinery	0.8		12,064,775
Food Products	0.8		11,519,951
Chemicals	0.8		11,349,551
Specialty Retail	0.7		10,910,923
Road & Rail	0.7		10,264,541
Health Care Equipment & Supplies	0.6		9,456,832
Internet & Direct Marketing Retail	0.6		9,076,018
Food & Staples Retailing	0.6		9,021,278
Airlines	0.6		8,479,763
Tobacco	0.6		8,464,329
Foreign Government Obligations	0.6		8,148,467
International Fixed Income Funds	0.5		7,528,126
Metals & Mining	0.5		7,364,586
Multi-Utilities	0.5		7,252,078
Automobiles	0.5		6,924,099
Hotels, Restaurants & Leisure	0.5		6,826,319
Industrial Conglomerates	0.4		5,857,696
Electronic Equipment, Instruments & Components	0.4		5,557,787
Energy Equipment & Services	0.4		5,305,923
Electrical Equipment	0.3		4,882,725
Trading Companies & Distributors	0.3		4,799,269
Gas Utilities	0.3		4,784,260
Household Durables	0.3		4,170,108
Building Products	0.3		3,701,740
Commercial Services & Supplies	0.3		3,690,756
Communications Equipment	0.2		3,672,160
Household Products	0.2		3,539,541
Real Estate Management & Development	0.2		3,333,554
Wireless Telecommunication Services	0.2		3,204,954
Life Sciences Tools & Services	0.2		3,139,127
Textiles, Apparel & Luxury Goods	0.2		2,769,670
Construction Materials	0.2		2,268,755
Professional Services	0.1		2,114,512
Auto Components	0.1		1,949,345
Personal Products	0.1		1,937,138
Independent Power & Renewable Electricity Producers	0.1		1,841,019
Containers & Packaging	0.1		1,641,294
Construction & Engineering	0.1		1,446,345
Transportation Infrastructure	0.1		1,278,414
Multiline Retail	0.1		928,214
Air Freight & Logistics	0.1		885,076
Paper & Forest Products	0.1		839,356
Health Care Technology	0.1		749,314
Municipal Government Obligations	0.0	(A)	606,815
Leisure Products	0.0	(A)	577,871
Mortgage Real Estate Investment Trusts	0.0	(A)	480,016
Distributors	0.0	(A)	460,850
Water Utilities	0.0	(A)	399,084
Diversified Consumer Services	0.0	(A)	388,774
Thrifts & Mortgage Finance	0.0	(A)	171,448
Marine	0.0	(A)	60,281
Internet & Catalog Retail	0.0	(A)	12,431

Investments, at Value	96.2		1,427,730,974
Short-Term Investments	3.8		56,431,220

Total Investments	100.0%		$ 1,484,162,194

The notes are an integral part of this report. Transamerica Series Trust	Page 44	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$129,421,941	$—	$129,421,941
Corporate Debt Securities	—	389,995,944	28,450	390,024,394
Foreign Government Obligations	—	8,148,467	—	8,148,467
Mortgage-Backed Securities	—	39,134,462	—	39,134,462
Municipal Government Obligations	—	606,815	—	606,815
U.S. Government Agency Obligations	—	241,969,973	—	241,969,973
U.S. Government Obligations	—	228,397,317	—	228,397,317
Common Stocks	250,055,208	73,306,589	—	323,361,797
Preferred Stocks	—	847,190	—	847,190
Investment Companies	65,634,889	—	—	65,634,889
Master Limited Partnership	183,729	—	—	183,729
Short-Term U.S. Government Obligations	—	364,159	—	364,159
Securities Lending Collateral	22,768,727	—	—	22,768,727
Repurchase Agreement	—	33,298,334	—	33,298,334

Total Investments	$338,642,553	$1,145,491,191	$28,450	$1,484,162,194

Other Financial Instruments
Futures Contracts (R)	$2,558,271	$—	$—	$2,558,271

Total Other Financial Instruments	$2,558,271	$—	$—	$2,558,271

LIABILITIES
Other Financial Instruments
Futures Contracts (R)	$(2,287,594)	$—	$—	$(2,287,594)

Total Other Financial Instruments	$(2,287,594)	$—	$—	$(2,287,594)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (N)	$9,460	$—	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $165,288,924, representing 11.2% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(D)	Illiquid security. At September 30, 2017, the value of such securities amounted to $7,574,895 or 0.5% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,196,058. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2017; the maturity dates disclosed are the ultimate maturity dates.
(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, total value of securities is $37,910, representing less than 0.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Rounds to less than $1 or $(1).
(L)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $7,895,747.
(M)	Non-income producing securities.
(N)	Transferred from Level 1 to 2 due to the unavailability of quoted market prices in active markets on September 30, 2017.
(O)	Rates disclosed reflect the yields at September 30, 2017.
(P)	The Portfolio recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 45	September 30, 2017 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 46	September 30, 2017 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Fund - 5.0%
iShares MSCI EAFE ETF	889,244	$ 60,895,429

U.S. Equity Funds - 44.9%
iShares Core S&P 500 ETF	1,536,445	388,613,034
SPDR S&P 500 ETF Trust	387,961	97,467,442
Vanguard Small-Cap ETF (A)	435,827	61,591,072

		547,671,548

U.S. Fixed Income Funds - 49.4%
iShares 20+ Year Treasury Bond ETF	903,908	112,771,562
iShares Core U.S. Aggregate Bond ETF	884,299	96,910,327
Vanguard Total Bond Market ETF	4,806,653	393,953,280

		603,635,169

Total Exchange-Traded Funds (Cost $1,138,994,699)		1,212,202,146

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (B)	10,256,175	10,256,175

Total Securities Lending Collateral (Cost $10,256,175)		10,256,175

	Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp. 0.12% (B), dated 09/29/2017, to be repurchased at $3,279,539 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $3,347,415.

	$ 3,279,507	$ 3,279,507

Total Repurchase Agreement (Cost $3,279,507)		3,279,507

Total Investments Excluding Purchased Options (Cost $1,152,530,381)		1,225,737,828
Total Purchased Options - 0.4% (Cost $6,436,934)		5,270,260

Total Investments (Cost $1,158,967,315)		1,231,008,088
Net Other Assets (Liabilities) - (0.9)%		(10,702,374)

Net Assets - 100.0%		$ 1,220,305,714

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	1,950.00	12/21/2018	USD	7,558,080	30	$189,990	$110,400
Put - S&P 500®	USD	1,975.00	12/21/2018	USD	7558,080	30	190,590	115,800
Put - S&P 500®	USD	2,000.00	12/21/2018	USD	26,705,216	106	599,630	457,920
Put - S&P 500®	USD	2,025.00	12/21/2018	USD	7,306,144	29	208,162	127,890
Put - S&P 500®	USD	2,050.00	12/21/2018	USD	53,914,304	214	1,239,066	1,005,800
Put - S&P 500®	USD	2,075.00	12/21/2018	USD	7,306,144	29	236,089	145,725
Put - S&P 500®	USD	2,100.00	12/21/2018	USD	53,158,496	211	1,385,951	1,107,750
Put - S&P 500®	USD	2,125.00	12/21/2018	USD	7,306,144	29	266,017	165,735
Put - S&P 500®	USD	2,150.00	12/21/2018	USD	46,860,096	186	1,290,138	1,231,320
Put - S&P 500®	USD	2,200.00	12/21/2018	USD	28,216,832	112	831,301	801,920

Total							$6,436,934	$5,270,260

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,212,202,146	$—	$—	$1,212,202,146
Securities Lending Collateral	10,256,175	—	—	10,256,175
Repurchase Agreement	—	3,279,507	—	3,279,507
Exchange-Traded Options Purchased	5,270,260	—	—	5,270,260

Total Investments	$1,227,728,581	$3,279,507	$—	$1,231,008,088

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $10,047,852. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2017.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Fund - 6.9%
iShares MSCI EAFE ETF	560,232	$ 38,364,688

U.S. Equity Funds - 62.6%
iShares Core S&P 500 ETF	971,312	245,673,944
SPDR S&P 500 ETF Trust	245,131	61,584,261
Vanguard Small-Cap ETF	277,521	39,219,268

		346,477,473

U.S. Fixed Income Funds - 29.5%
iShares 20+ Year Treasury Bond ETF	242,793	30,290,855
iShares Core U.S. Aggregate Bond ETF	242,309	26,554,643
Vanguard Total Bond Market ETF	1,297,224	106,320,479

		163,165,977

Total Exchange-Traded Funds (Cost $501,553,500)		548,008,138

	Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp. 0.12% (A), dated 09/29/2017, to be repurchased at $2,902,999 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $2,962,137.

	$ 2,902,970	$ 2,902,970

Total Repurchase Agreement (Cost $2,902,970)		2,902,970

Total Investments Excluding Purchased Options (Cost $504,456,470)		550,911,108
Total Purchased Options - 0.6% (Cost $4,100,699)		3,361,355

Total Investments (Cost $508,557,169)		554,272,463
Net Other Assets (Liabilities) - (0.1)%		(712,801)

Net Assets - 100.0%		$ 553,559,662

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	1,950.00	12/21/2018	USD	4,282,912	17	$107,661	$62,560
Put - S&P 500®	USD	1,975.00	12/21/2018	USD	4,786,784	19	120,707	73,340
Put - S&P 500®	USD	2,000.00	12/21/2018	USD	15,620,032	62	352,539	267,840
Put - S&P 500®	USD	2,025.00	12/21/2018	USD	4,534,848	18	129,204	79,380
Put - S&P 500®	USD	2,050.00	12/21/2018	USD	34,263,296	136	789,964	639,200
Put - S&P 500®	USD	2,075.00	12/21/2018	USD	4,786,784	19	154,679	95,475
Put - S&P 500®	USD	2,100.00	12/21/2018	USD	34,011,360	135	890,249	708,750
Put - S&P 500®	USD	2,125.00	12/21/2018	USD	4,534,848	18	165,114	102,870
Put - S&P 500®	USD	2,150.00	12/21/2018	USD	29,980,384	119	826,239	787,780
Put - S&P 500®	USD	2,200.00	12/21/2018	USD	19,147,136	76	564,343	544,160

Total							$4,100,699	$3,361,355

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$548,008,138	$—	$—	$548,008,138
Repurchase Agreement	—	2,902,970	—	2,902,970
Exchange-Traded Options Purchased	3,361,355	—	—	3,361,355

Total Investments	$551,369,493	$2,902,970	$—	$554,272,463

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2017.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.4%
International Equity Fund - 6.7%
Vanguard FTSE All-World ex-US ETF	139,672	$ 7,362,111

U.S. Fixed Income Fund - 2.7%
iShares 20+ Year Treasury Bond ETF	24,047	3,000,104

Total Exchange-Traded Funds (Cost $9,308,645)		10,362,215

INVESTMENT COMPANIES - 88.9%
International Equity Funds - 11.0%
Madison International Stock Fund	462,859	6,410,593
Transamerica International Equity (A)	292,354	5,654,118

		12,064,711

U.S. Equity Funds - 34.0%
Madison Investors Fund	481,318	10,940,369
Madison Mid Cap Fund	292,209	2,840,269
Transamerica Dividend Focused (A)	535,901	6,136,061
Transamerica JPMorgan Enhanced Index VP (B)	109,617	2,232,894
Transamerica Large Cap Value (A)	101,221	1,378,633
Transamerica Mid Cap Value Opportunities (A)	135,509	1,631,534
Transamerica Small/Mid Cap Value VP (B)	333,336	6,790,051
Transamerica WMC US Growth VP (B)	205,030	5,552,225

		37,502,036

U.S. Fixed Income Funds - 43.9%
Madison Core Bond Fund	1,843,179	18,450,220
Transamerica Bond (A)	119,428	1,136,957

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Core Bond (A)	1,905,707	$ 19,018,959
Transamerica Short-Term Bond (A)	981,554	9,854,807

		48,460,943

Total Investment Companies (Cost $94,714,325)		98,027,690

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $2,004,774 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $2,046,476.	$ 2,004,753	2,004,753

Total Repurchase Agreement (Cost $2,004,753)		2,004,753

Total Investments (Cost $106,027,723)		110,394,658
Net Other Assets (Liabilities) - (0.1)%		(67,800)

Net Assets - 100.0%		$ 110,326,858

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$10,362,215	$—	$—	$10,362,215
Investment Companies	98,027,690	—	—	98,027,690
Repurchase Agreement	—	2,004,753	—	2,004,753

Total Investments	$108,389,905	$2,004,753	$—	$110,394,658

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.3%
International Equity Fund - 4.6%
Vanguard FTSE All-World ex-US ETF	61,883	$ 3,261,853

U.S. Fixed Income Funds - 4.7%
iShares 20+ Year Treasury Bond ETF	15,543	1,939,145
iShares TIPS Bond ETF	12,464	1,415,661

		3,354,806

Total Exchange-Traded Funds (Cost $6,204,590)		6,616,659

INVESTMENT COMPANIES - 89.3%
International Equity Funds - 5.7%
Madison International Stock Fund	157,816	2,185,747
Transamerica International Equity (A)	97,092	1,877,751

		4,063,498

U.S. Equity Funds - 20.7%
Madison Investors Fund	255,591	5,809,591
Madison Mid Cap Fund	78,100	759,131
Transamerica Dividend Focused (A)	240,301	2,751,442
Transamerica JPMorgan Enhanced Index VP (B)	51,763	1,054,418
Transamerica Large Cap Value (A)	25,849	352,068
Transamerica Mid Cap Value Opportunities (A)	15,049	181,188
Transamerica Small/Mid Cap Value VP (B)	114,866	2,339,819
Transamerica WMC US Growth VP (B)	56,764	1,537,167

		14,784,824

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 62.9%
Madison Core Bond Fund	1,527,854	$ 15,293,815
Transamerica Bond (A)	380,607	3,623,379
Transamerica Core Bond (A)	1,467,393	14,644,585
Transamerica Short-Term Bond (A)	1,118,292	11,227,652

		44,789,431

Total Investment Companies (Cost $62,399,586)		63,637,753

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $1,036,284 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $1,060,765.	$ 1,036,273	1,036,273

Total Repurchase Agreement (Cost $1,036,273)		1,036,273

Total Investments (Cost $69,640,449)		71,290,685
Net Other Assets (Liabilities) - (0.1)%		(50,707)

Net Assets - 100.0%		$ 71,239,978

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,616,659	$—	$—	$6,616,659
Investment Companies	63,637,753	—	—	63,637,753
Repurchase Agreement	—	1,036,273	—	1,036,273

Total Investments	$70,254,412	$1,036,273	$—	$71,290,685

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Rate disclosed reflects the yield at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 42.0%
Aerospace & Defense - 2.3%
Boeing Co.	5,600	$ 1,423,576
United Technologies Corp.	12,300	1,427,784

		2,851,360

Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	13,400	1,609,206

Banks - 3.8%
BB&T Corp.	16,200	760,428
PNC Financial Services Group, Inc.	11,500	1,549,855
US Bancorp	33,100	1,773,829
Wells Fargo & Co.	11,300	623,195

		4,707,307

Beverages - 1.7%
Diageo PLC, ADR	9,100	1,202,383
PepsiCo, Inc.	7,650	852,440

		2,054,823

Biotechnology - 0.8%
Amgen, Inc.	5,500	1,025,475

Capital Markets - 1.7%
CME Group, Inc.	11,000	1,492,480
Northern Trust Corp.	7,400	680,282

		2,172,762

Chemicals - 1.9%
Monsanto Co.	5,250	629,055
Praxair, Inc.	12,800	1,788,672

		2,417,727

Communications Equipment - 1.2%
Cisco Systems, Inc.	45,000	1,513,350

Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	26,600	1,316,434

Electric Utilities - 1.3%
Duke Energy Corp.	6,800	570,656
NextEra Energy, Inc.	7,000	1,025,850

		1,596,506

Electrical Equipment - 0.8%
Emerson Electric Co.	15,500	974,020

Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity, Ltd.	15,900	1,320,654

Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	19,600	1,367,296

Food Products - 1.1%
Nestle SA, ADR	16,900	1,419,769

Health Care Equipment & Supplies - 0.7%
Medtronic PLC	11,500	894,355

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	17,500	$ 1,129,975
McDonald’s Corp.	5,400	846,072

		1,976,047

Household Products - 0.9%
Procter & Gamble Co.	12,900	1,173,642

Industrial Conglomerates - 1.4%
3M Co.	5,700	1,196,430
General Electric Co.	21,600	522,288

		1,718,718

Insurance - 1.5%
Chubb, Ltd.	5,700	812,535
Travelers Cos., Inc.	8,800	1,078,176

		1,890,711

IT Services - 1.3%
Accenture PLC, Class A	8,100	1,094,067
Automatic Data Processing, Inc.	5,100	557,532

		1,651,599

Machinery - 0.7%
Caterpillar, Inc.	7,000	872,970

Multi-Utilities - 0.5%
Dominion Energy, Inc.	8,400	646,212

Oil, Gas & Consumable Fuels - 2.0%
Chevron Corp.	8,900	1,045,750
Exxon Mobil Corp.	17,900	1,467,442

		2,513,192

Pharmaceuticals - 4.3%
Johnson & Johnson	12,900	1,677,129
Merck & Co., Inc.	17,000	1,088,510
Novartis AG, ADR	15,700	1,347,845
Pfizer, Inc.	36,500	1,303,050

		5,416,534

Road & Rail - 0.7%
Union Pacific Corp.	6,900	800,193

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	7,000	603,190
Texas Instruments, Inc.	11,800	1,057,752
Xilinx, Inc.	14,800	1,048,284

		2,709,226

Software - 1.3%
Microsoft Corp.	22,000	1,638,780

Specialty Retail - 1.0%
Home Depot, Inc.	7,900	1,292,124

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	5,300	816,836

Total Common Stocks (Cost $40,906,673)		52,357,828

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.6%
CarMax Auto Owner Trust
Series 2014-1, Class B,
1.69%, 08/15/2019	$ 100,000	$ 100,041
Series 2017-1, Class A2,
1.54%, 02/18/2020	179,301	179,350
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 1.53% (A), 01/18/2022	300,000	301,137
Santander Drive Auto Receivables Trust
Series 2013-4, Class C,
3.25%, 01/15/2020	21,748	21,767
Series 2013-5, Class C,
2.25%, 06/17/2019	40,813	40,856
Series 2013-5, Class D,
2.73%, 10/15/2019	75,000	75,463

Total Asset-Backed Securities (Cost $719,087)		718,614

CORPORATE DEBT SECURITIES - 22.6%
Banks - 3.4%
Bank of America Corp.
Fixed until 07/21/2022, 2.82% (A), 07/21/2023, MTN	250,000	250,074
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	299,636
Bank of Montreal
1.90%, 08/27/2021, MTN	250,000	246,591
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	301,733
Huntington National Bank
2.20%, 04/01/2019	400,000	400,996
JPMorgan Chase & Co.
2.97%, 01/15/2023	250,000	253,882
3.13%, 01/23/2025	400,000	402,931
KeyCorp
5.10%, 03/24/2021, MTN	750,000	817,392
PNC Bank NA
2.45%, 07/28/2022	250,000	250,244
Regions Financial Corp.
2.75%, 08/14/2022	300,000	299,484
3.20%, 02/08/2021	250,000	255,481
US Bancorp
1.95%, 11/15/2018, MTN	500,000	502,068

		4,280,512

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/2046	225,000	254,153
Coca-Cola Co.
2.45%, 11/01/2020	500,000	507,547

		761,700

Capital Markets - 0.9%
CBOE Holdings, Inc.
3.65%, 01/12/2027	175,000	179,197
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	350,000	350,456

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.
2.35%, 09/15/2022	$ 200,000	$ 199,682
Morgan Stanley
3.88%, 01/27/2026, MTN	100,000	103,819
4.30%, 01/27/2045	250,000	262,067
Nasdaq, Inc.
3.85%, 06/30/2026	50,000	51,443

		1,146,664

Communications Equipment - 0.5%
Cisco Systems, Inc.
2.20%, 02/28/2021	325,000	326,884
Harris Corp.
5.05%, 04/27/2045	250,000	286,323

		613,207

Consumer Finance - 1.2%
American Express Co.
2.50%, 08/01/2022	250,000	249,714
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	201,225
Ford Motor Credit Co. LLC
2.94%, 01/08/2019, MTN	250,000	252,816
General Motors Financial Co., Inc.
3.20%, 07/06/2021	300,000	305,273
Synchrony Financial
3.70%, 08/04/2026	250,000	244,847
3.75%, 08/15/2021	250,000	257,880

		1,511,755

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	100,000	101,134
Brookfield Finance, Inc.
4.25%, 06/02/2026	125,000	128,971

		230,105

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3.00%, 02/15/2022	400,000	404,229
4.75%, 05/15/2046	75,000	72,127
5.15%, 02/14/2050	125,000	125,609
Verizon Communications, Inc.
4.40%, 11/01/2034	300,000	300,191
5.15%, 09/15/2023	675,000	756,653

		1,658,809

Electric Utilities - 0.2%
Duke Energy Corp.
3.75%, 09/01/2046	250,000	240,826

Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	183,006

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (B)	300,000	314,691

Equity Real Estate Investment Trusts - 1.4%
Boston Properties, LP
2.75%, 10/01/2026	500,000	471,694
Brixmor Operating Partnership, LP
3.65%, 06/15/2024	250,000	248,759

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Simon Property Group, LP
3.38%, 03/15/2022	$ 750,000	$ 776,034
Welltower, Inc.
4.50%, 01/15/2024	200,000	214,739

		1,711,226

Food & Staples Retailing - 0.9%
CVS Health Corp.
5.13%, 07/20/2045	250,000	287,513
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	400,000	416,552
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	250,000	249,164
4.50%, 11/18/2034	155,000	161,571

		1,114,800

Food Products - 0.5%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	250,000	240,898
Kraft Heinz Foods Co.
4.38%, 06/01/2046	200,000	197,487
Tyson Foods, Inc.
3.55%, 06/02/2027	150,000	152,133

		590,518

Health Care Providers & Services - 0.9%
Laboratory Corp. of America Holdings
3.60%, 09/01/2027	300,000	301,733
Magellan Health, Inc.
4.40%, 09/22/2024	250,000	249,135
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	509,842

		1,060,710

Hotels, Restaurants & Leisure - 0.4%
Marriott International, Inc.
3.13%, 06/15/2026	250,000	247,146
McDonald’s Corp.
4.88%, 12/09/2045, MTN	250,000	281,422

		528,568

Insurance - 0.4%
Aflac, Inc.
3.63%, 11/15/2024	300,000	316,359
Marsh & McLennan Cos., Inc.
2.55%, 10/15/2018, MTN	225,000	226,543

		542,902

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.
2.80%, 08/22/2024 (B)	150,000	150,576
Priceline Group, Inc.
3.60%, 06/01/2026	250,000	254,183

		404,759

IT Services - 0.5%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	250,000	247,725

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	$ 175,000	$ 169,861
Fiserv, Inc.
2.70%, 06/01/2020	250,000	252,891

		670,477

Machinery - 0.4%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	530,126

Media - 1.3%
Comcast Corp.
5.15%, 03/01/2020	475,000	511,451
Discovery Communications LLC
5.00%, 09/20/2037	250,000	253,853
Omnicom Group, Inc.
3.60%, 04/15/2026	300,000	302,429
Time Warner, Inc.
4.75%, 03/29/2021	500,000	538,367

		1,606,100

Multiline Retail - 0.4%
Target Corp.
2.90%, 01/15/2022	500,000	512,752

Oil, Gas & Consumable Fuels - 2.1%
BP Capital Markets PLC
3.12%, 05/04/2026	200,000	199,929
ConocoPhillips Co.
4.15%, 11/15/2034	500,000	516,282
Enterprise Products Operating LLC
3.75%, 02/15/2025	300,000	310,922
5.20%, 09/01/2020	300,000	325,125
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	243,113
Marathon Oil Corp.
2.70%, 06/01/2020	250,000	249,994
Phillips 66
4.65%, 11/15/2034	400,000	423,441
Valero Energy Corp.
6.63%, 06/15/2037	250,000	315,433

		2,584,239

Pharmaceuticals - 0.5%
Allergan Funding SCS
4.75%, 03/15/2045	150,000	162,285
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	200,000	199,605
Zoetis, Inc.
3.00%, 09/12/2027	200,000	197,619

		559,509

Road & Rail - 0.3%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	413,217

Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.
5.30%, 12/15/2045	175,000	202,715
Intel Corp.
3.30%, 10/01/2021	925,000	968,458
4.90%, 07/29/2045	250,000	298,735

		1,469,908

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.3%
Activision Blizzard, Inc.
3.40%, 06/15/2027	$ 100,000	$ 100,478
Autodesk, Inc.
4.38%, 06/15/2025	250,000	265,322
Microsoft Corp.
1.55%, 08/08/2021	250,000	245,585
3.00%, 10/01/2020	400,000	414,679
Oracle Corp.
4.00%, 07/15/2046	325,000	336,280
VMware, Inc.
3.90%, 08/21/2027	300,000	303,267

		1,665,611

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.40%, 05/03/2023	450,000	449,146
Dell International LLC / EMC Corp.
8.35%, 07/15/2046 (B)	75,000	96,325
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045	175,000	185,481

		730,952

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.63%, 04/01/2027	200,000	200,136
3.75%, 02/01/2022	300,000	312,835

		512,971

Total Corporate Debt Securities (Cost $27,492,318)		28,150,620

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.2%
California - 0.9%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds,
6.17%, 07/01/2040	250,000	274,808
Palomar Community College District, General Obligation Unlimited,
Series B1,
7.19%, 08/01/2045	425,000	483,590
Rancho Water District Financing Authority, Revenue Bonds,
Series A,
6.34%, 08/01/2040	350,000	389,522

		1,147,920

Florida - 0.4%
County of Pasco Water & Sewer Revenue, Revenue Bonds,
Series B,
6.76%, 10/01/2039	500,000	541,515

Iowa - 0.2%
State of Iowa, Revenue Bonds,
6.75%, 06/01/2034	250,000	269,038

Massachusetts - 0.4%
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	500,000	534,765

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.8%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	$ 340,000	$ 446,175
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
6.27%, 08/01/2039	500,000	534,185

		980,360

Oregon - 0.2%
Washington County School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	200,000	206,568

Texas - 0.3%
Northside Independent School District, General Obligation Unlimited,
Series B,
5.74%, 08/15/2035	325,000	346,843

Total Municipal Government Obligations (Cost $4,174,963)		4,027,009

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/2031	78,729	79,356
3.00%, 09/01/2042 - 07/01/2045	1,198,442	1,208,506
3.50%, 01/01/2029 - 08/01/2045	1,204,140	1,248,525
4.00%, 09/01/2040 - 03/01/2047	493,374	520,660
4.50%, 02/01/2025 - 09/01/2041	344,716	368,749
5.00%, 10/01/2039	182,909	200,610
5.50%, 01/01/2037	69,430	77,647
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	494,969
3.12%, 06/25/2027	500,000	510,566
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	249,318	273,268
Federal National Mortgage Association
2.47% (A), 03/25/2023	380,398	382,148
2.50%, 05/01/2031	122,824	123,800
3.00%, 05/01/2027 - 03/01/2043	2,030,792	2,070,600
3.50%, 08/01/2026 - 12/01/2045	2,294,021	2,382,777
4.00%, 02/01/2035 - 12/01/2046	1,776,877	1,881,290
4.50%, 03/01/2039 - 07/01/2041	158,152	171,481
5.00%, 07/01/2035	6,874	7,575
Federal National Mortgage Association REMIC
2.50%, 04/25/2040	165,574	166,170
FREMF Mortgage Trust
Series 2011-K702, Class B,
4.93% (A), 04/25/2044 (B)	300,000	302,923
Government National Mortgage Association
3.50%, 12/15/2042	135,708	141,622
4.00%, 12/15/2039	15,433	16,282
4.50%, 08/15/2040	11,957	12,838

Total U.S. Government Agency Obligations (Cost $12,740,773)		12,642,362

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.2%
U.S. Treasury - 16.2%
U.S. Treasury Bond
2.50%, 02/15/2045	$ 750,000	$ 699,492
2.75%, 08/15/2042 - 11/15/2042	1,300,000	1,283,570
4.38%, 05/15/2041	400,000	511,672
U.S. Treasury Note
1.38%, 12/31/2018	2,500,000	2,499,121
1.50%, 08/15/2026	2,000,000	1,872,735
1.63%, 08/15/2022	2,000,000	1,974,531
2.00%, 11/15/2021 - 08/15/2025	5,000,000	4,990,625
2.38%, 06/30/2018	1,000,000	1,007,656
3.13%, 05/15/2019 - 05/15/2021	5,250,000	5,435,274

Total U.S. Government Obligations (Cost $20,134,928)		20,274,676

	Principal	Value
REPURCHASE AGREEMENT - 5.0%

Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $6,258,230 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $6,384,606.

	$ 6,258,167	$ 6,258,167

Total Repurchase Agreement (Cost $6,258,167)		6,258,167

Total Investments (Cost $112,426,909)		124,429,276
Net Other Assets (Liabilities) - 0.3%		389,451

Net Assets - 100.0%		$ 124,818,727

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$52,357,828	$—	$—	$52,357,828
Asset-Backed Securities	—	718,614	—	718,614
Corporate Debt Securities	—	28,150,620	—	28,150,620
Municipal Government Obligations	—	4,027,009	—	4,027,009
U.S. Government Agency Obligations	—	12,642,362	—	12,642,362
U.S. Government Obligations	—	20,274,676	—	20,274,676
Repurchase Agreement	—	6,258,167	—	6,258,167

Total Investments	$52,357,828	$72,071,448	$—	$124,429,276

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $864,515, representing 0.7% of the Portfolio’s net assets.
(C)	Rate disclosed reflects the yield at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica Managed Risk - Balanced ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 18.6%
DeltaShares® S&P International Managed Risk ETF (A)	2,469,379	$ 127,024,856
Vanguard FTSE Developed Markets ETF (B)	19,947,889	865,937,861
Vanguard FTSE Emerging Markets ETF	4,575,649	199,361,027

		1,192,323,744

U.S. Equity Funds - 39.9%
DeltaShares® S&P 400 Managed Risk ETF (A)	1,291,019	65,841,969
DeltaShares® S&P 500 Managed Risk ETF (A)	4,096,568	208,884,002
DeltaShares® S&P 600 Managed Risk ETF (A)	563,534	29,433,381
iShares Core S&P Total US Stock Market ETF (B)	10,445,691	601,985,172
Schwab U.S. Broad Market ETF (B)	9,751,822	593,983,478
Vanguard Total Stock Market ETF (B)	8,196,855	1,061,656,660

		2,561,784,662

U.S. Fixed Income Funds - 40.9%
iShares Core U.S. Aggregate Bond ETF	6,306,755	691,157,281
Vanguard Total Bond Market ETF	23,661,527	1,939,298,753

		2,630,456,034

Total Exchange-Traded Funds (Cost $5,984,287,755)		6,384,564,440

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (C)	68,249,125	$ 68,249,125

Total Securities Lending Collateral (Cost $68,249,125)		68,249,125

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $42,723,864 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $43,578,546.	$ 42,723,436	42,723,436

Total Repurchase Agreement (Cost $42,723,436)		42,723,436

Total Investments (Cost $6,095,260,316)		6,495,537,001
Net Other Assets (Liabilities) - (1.1)%		(72,800,537)

Net Assets - 100.0%		$ 6,422,736,464

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,384,564,440	$—	$—	$6,384,564,440
Securities Lending Collateral	68,249,125	—	—	68,249,125
Repurchase Agreement	—	42,723,436	—	42,723,436

Total Investments	$6,452,813,565	$42,723,436	$—	$6,495,537,001

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Issuer is affiliated with the Portfolio’s investment manager.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $66,616,479. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Managed Risk - Conservative ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 14.2%
DeltaShares® S&P International Managed Risk ETF (A)	205,676	$ 10,579,973
Vanguard FTSE Developed Markets ETF	2,113,294	91,738,093
Vanguard FTSE Emerging Markets ETF	466,628	20,330,982

		122,649,048

U.S. Equity Funds - 35.6%
DeltaShares® S&P 400 Managed Risk ETF (A)	123,824	6,315,024
DeltaShares® S&P 500 Managed Risk ETF (A)	397,473	20,267,148
DeltaShares® S&P 600 Managed Risk ETF (A)	55,329	2,889,834
iShares Core S&P Total US Stock Market ETF	1,466,462	84,512,205
Schwab U.S. Broad Market ETF	1,390,866	84,717,648
Vanguard Total Stock Market ETF (B)	847,910	109,821,303

		308,523,162

U.S. Fixed Income Funds - 49.5%
iShares Core U.S. Aggregate Bond ETF	988,488	108,328,400
Schwab U.S. Aggregate Bond ETF (B)	1,157,556	60,609,632
Vanguard Total Bond Market ETF	3,170,194	259,829,101

		428,767,133

Total Exchange-Traded Funds (Cost $816,976,294)		859,939,343

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (C)	5,002,750	$ 5,002,750

Total Securities Lending Collateral (Cost $5,002,750)		5,002,750

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $5,989,556 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $6,111,934.	$ 5,989,496	5,989,496

Total Repurchase Agreement (Cost $5,989,496)		5,989,496

Total Investments (Cost $827,968,540)		870,931,589
Net Other Assets (Liabilities) - (0.6)%		(5,390,623)

Net Assets - 100.0%		$ 865,540,966

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$859,939,343	$—	$—	$859,939,343
Securities Lending Collateral	5,002,750	—	—	5,002,750
Repurchase Agreement	—	5,989,496	—	5,989,496

Total Investments	$864,942,093	$5,989,496	$—	$870,931,589

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Issuer is affiliated with the Portfolio’s investment manager.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,898,632. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Managed Risk - Growth ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 25.6%
DeltaShares® S&P International Managed Risk ETF (A)	1,865,784	$ 95,975,929
Vanguard FTSE Developed Markets ETF (B)	14,239,244	618,125,582
Vanguard FTSE Emerging Markets ETF	2,851,511	124,240,335

		838,341,846

U.S. Equity Funds - 58.6%
DeltaShares® S&P 400 Managed Risk ETF (A) (B)	1,006,833	51,348,483
DeltaShares® S&P 500 Managed Risk ETF (A)	3,217,733	164,072,206
DeltaShares® S&P 600 Managed Risk ETF (A)	440,581	23,011,545
iShares Core S&P Total US Stock Market ETF (B)	7,586,940	437,235,352
Schwab U.S. Broad Market ETF	7,078,112	431,127,802
Vanguard Total Stock Market ETF (B)	6,238,465	808,005,987

		1,914,801,375

U.S. Fixed Income Funds - 15.2%
iShares Core U.S. Aggregate Bond ETF	2,392,971	262,245,692
Vanguard Total Bond Market ETF	2,879,974	236,042,669

		498,288,361

Total Exchange-Traded Funds (Cost $2,950,209,261)		3,251,431,582

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (C)	61,797,575	$ 61,797,575

Total Securities Lending Collateral (Cost $61,797,575)		61,797,575

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $21,655,269 on 10/02/2017. Collateralized by U.S. Government Obligations, 2.13%, due 11/30/2023 - 03/31/2024, and with a total value of $22,090,661.	$ 21,655,052	21,655,052

Total Repurchase Agreement (Cost $21,655,052)		21,655,052

Total Investments (Cost $3,033,661,888)		3,334,884,209
Net Other Assets (Liabilities) - (2.0)%		(64,009,502)

Net Assets - 100.0%		$ 3,270,874,707

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$ 3,251,431,582	$ —	$ —	$ 3,251,431,582
Securities Lending Collateral	61,797,575	—	—	61,797,575
Repurchase Agreement	—	21,655,052	—	21,655,052

Total Investments	$ 3,313,229,157	$ 21,655,052	$ —	$ 3,334,884,209

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Issuer is affiliated with the Portfolio’s investment manager.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $60,520,970. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 2.6%
Supranational - 2.6%
International Finance Corp.
0.63%, 12/21/2017 (A)	$ 12,000,000	$ 11,981,307

Total Foreign Government Obligation (Cost $11,988,080)		11,981,307

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.4%
Federal Home Loan Banks
1.13%, 04/25/2018 (A)	15,000,000	14,988,630
1.38%, 02/18/2021 (A)	13,000,000	12,865,645
1.88%, 11/29/2021	30,000,000	30,024,510
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	34,000,000	33,805,248
Federal National Mortgage Association
1.38%, 02/26/2021	28,000,000	27,655,264
1.75%, 06/20/2019	5,000,000	5,022,200
6.25%, 05/15/2029	5,000,000	6,733,210

Total U.S. Government Agency Obligations (Cost $131,407,087)		131,094,707

U.S. GOVERNMENT OBLIGATIONS - 48.0%
U.S. Treasury - 48.0%
U.S. Treasury Bond, Principal Only STRIPS
08/15/2021 - 08/15/2024	224,000,000	196,169,694
08/15/2022 (A)	28,000,000	25,421,991

Total U.S. Government Obligations (Cost $222,957,021)		221,591,685

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
1.03% (B), 12/21/2017 (C)	300,000	299,338

Total Short-Term U.S. Government Obligation (Cost $299,310)		299,338

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (B)	39,906,620	39,906,620

Total Securities Lending Collateral (Cost $39,906,620)		39,906,620

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp. 0.12% (B), dated 09/29/2017, to be repurchased at $13,770,450 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $14,049,454.	$ 13,770,312	13,770,312

Total Repurchase Agreement (Cost $13,770,312)		13,770,312

Value
Total Investments Excluding Purchased Options (Cost $420,328,430)	$ 418,643,969
Total Purchased Options - 17.9% (Cost $66,175,137)	82,882,462

Total Investments (Cost $486,503,567)	501,526,431
Net Other Assets (Liabilities) - (8.6)%	(39,653,061)

Net Assets - 100.0%	$ 461,873,370

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	GSC	USD	2,175.00	03/10/2022	USD	105,798,000	420	$13,609,277	$22,854,240
Call - S&P 500® - Flexible Exchange Option	GSC	USD	2,390.00	12/05/2022	USD	352,660,000	1,400	52,565,860	60,028,222

Total								$66,175,137	$82,882,462

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	11	12/15/2017	$1,353,513	$1,383,855	$30,342	$—

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligation	$—	$11,981,307	$—	$11,981,307
U.S. Government Agency Obligations	—	131,094,707	—	131,094,707
U.S. Government Obligations	—	221,591,685	—	221,591,685
Short-Term U.S. Government Obligation	—	299,338	—	299,338
Securities Lending Collateral	39,906,620	—	—	39,906,620
Repurchase Agreement	—	13,770,312	—	13,770,312
Over-the-Counter Options Purchased	82,882,462	—	—	82,882,462

Total Investments	$122,789,082	$378,737,349	$—	$501,526,431

Other Financial Instruments
Futures Contracts (E)	$30,342	$—	$—	$30,342

Total Other Financial Instruments	$30,342	$—	$—	$30,342

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $39,117,636. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2017.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $299,338.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 0.5%
Orica, Ltd.	175,600	$ 2,723,132

Belgium - 1.2%
KBC Group NV	78,448	6,647,860

Brazil - 1.0%
Ambev SA, ADR	829,015	5,463,209

Canada - 4.6%
Canadian National Railway Co.	154,605	12,809,024
Loblaw Cos., Ltd.	59,687	3,257,612
Suncor Energy, Inc.	277,523	9,726,372

		25,793,008

China - 1.8%
Alibaba Group Holding, Ltd., ADR (A)	36,947	6,381,117
Baidu, Inc., ADR (A)	15,554	3,852,570

		10,233,687

Denmark - 2.3%
Carlsberg A/S, Class B	34,008	3,721,503
Novo Nordisk A/S, Class B	199,248	9,525,296

		13,246,799

France - 15.2%
Air Liquide SA	102,991	13,736,678
Danone SA	103,437	8,113,880
Dassault Systemes SE	44,450	4,496,511
Engie SA	415,144	7,050,768
Hermes International	2,538	1,279,506
L’Oreal SA	26,608	5,657,496
Legrand SA	74,174	5,354,656
LVMH Moet Hennessy Louis Vuitton SE	42,447	11,711,749
Pernod Ricard SA	96,760	13,385,918
Schneider Electric SE (A)	166,859	14,520,625

		85,307,787

Germany - 11.6%
Bayer AG	151,876	20,696,615
Beiersdorf AG	107,662	11,583,181
Linde AG	25,030	5,219,915
Merck KGaA	53,126	5,909,761
MTU Aero Engines AG	23,456	3,741,172
ProSiebenSat.1 Media SE	114,357	3,897,298
SAP SE	130,956	14,346,275

		65,394,217

Hong Kong - 2.5%
AIA Group, Ltd.	1,903,600	14,036,479
Global Brands Group Holding, Ltd. (A)	1,242,000	119,246

		14,155,725

Israel - 1.2%
Check Point Software Technologies, Ltd. (A)	62,234	7,095,921

Italy - 1.1%
Eni SpA	320,648	5,305,636
Luxottica Group SpA	14,205	793,947

		6,099,583

	Shares	Value
COMMON STOCKS (continued)
Japan - 13.2%
Daikin Industries, Ltd.	62,500	$ 6,329,149
Denso Corp.	171,800	8,691,912
FANUC Corp.	31,000	6,278,516
Hoya Corp.	297,000	16,034,437
Japan Tobacco, Inc.	190,800	6,253,458
Kao Corp.	75,900	4,465,301
Kubota Corp.	317,300	5,767,937
Kyocera Corp.	112,700	6,992,859
Shin-Etsu Chemical Co., Ltd.	29,700	2,655,250
Terumo Corp. (B)	265,700	10,448,545

		73,917,364

Netherlands - 6.3%
Akzo Nobel NV	103,754	9,579,613
Heineken NV	15,888	1,570,782
ING Groep NV	783,235	14,441,009
QIAGEN NV (A) (B)	53,288	1,677,187
Randstad Holding NV	128,248	7,933,507

		35,202,098

Singapore - 2.1%
DBS Group Holdings, Ltd.	620,000	9,516,311
Singapore Telecommunications, Ltd.	846,700	2,297,066

		11,813,377

Spain - 1.9%
Amadeus IT Group SA	168,240	10,934,372

Sweden - 1.0%
Hennes & Mauritz AB, B Shares (B)	211,602	5,481,715

Switzerland - 12.9%
Julius Baer Group, Ltd. (A)	72,254	4,275,473
Keuhne & Nagel International AG	16,212	3,001,819
Nestle SA	255,525	21,400,400
Novartis AG	122,855	10,517,560
Roche Holding AG	59,907	15,293,035
UBS Group AG (A)	738,895	12,628,401
Zurich Insurance Group AG	17,047	5,200,273

		72,316,961

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	279,762	10,505,063

United Kingdom - 14.8%
Barclays PLC	1,538,503	3,986,090
Compass Group PLC	629,856	13,360,625
Delphi Automotive PLC	34,534	3,398,146
Diageo PLC	315,530	10,371,530
Experian PLC	197,500	3,967,102
Prudential PLC	163,578	3,915,908
Reckitt Benckiser Group PLC	128,209	11,704,733
RELX NV	300,700	6,400,708
Rio Tinto PLC	126,742	5,898,342
Rolls-Royce Holdings PLC (A)	363,281	4,317,883
Smiths Group PLC	177,420	3,749,202
WPP PLC	633,461	11,756,397

		82,826,666

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 1.6%
Yum China Holdings, Inc. (A)	220,277	$ 8,804,472

Total Common Stocks (Cost $470,988,962)		553,963,016

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (C)	8,171,021	8,171,021

Total Securities Lending Collateral (Cost $8,171,021)		8,171,021

	Principal	Value

REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $5,490,573 on 10/02/2017. Collateralized by U.S. Government Obligations and a U.S. Government Agency Obligation, 0.13% - 2.13%, due 10/25/2019 - 03/31/2024, and with a total value of $5,601,862.	$ 5,490,518	5,490,518

Total Repurchase Agreement (Cost $5,490,518)		5,490,518

Total Investments (Cost $484,650,501)		567,624,555
Net Other Assets (Liabilities) - (1.2)%		(6,664,431)

Net Assets - 100.0%		$ 560,960,124

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.9%	$ 61,942,267
Banks	6.1	34,591,270
Beverages	6.1	34,512,942
Chemicals	6.0	33,914,588
Food Products	5.2	29,514,280
Health Care Equipment & Supplies	4.7	26,482,982
Software	4.6	25,938,707
Insurance	4.1	23,152,660
Hotels, Restaurants & Leisure	3.9	22,165,097
Personal Products	3.8	21,705,978
Electrical Equipment	3.5	19,875,281
Professional Services	3.2	18,301,317
Capital Markets	3.0	16,903,874
Media	2.8	15,653,695
Oil, Gas & Consumable Fuels	2.6	15,032,008
Textiles, Apparel & Luxury Goods	2.4	13,904,448
Road & Rail	2.3	12,809,024
Auto Components	2.1	12,090,058
Machinery	2.1	12,046,453
Household Products	2.1	11,704,733
IT Services	1.9	10,934,372
Semiconductors & Semiconductor Equipment	1.9	10,505,063
Internet Software & Services	1.8	10,233,687
Aerospace & Defense	1.4	8,059,055
Multi-Utilities	1.2	7,050,768
Electronic Equipment, Instruments & Components	1.2	6,992,859
Building Products	1.1	6,329,149
Tobacco	1.1	6,253,458
Metals & Mining	1.0	5,898,342
Specialty Retail	1.0	5,481,715
Industrial Conglomerates	0.7	3,749,202
Food & Staples Retailing	0.6	3,257,612
Marine	0.5	3,001,819
Diversified Telecommunication Services	0.4	2,297,066
Life Sciences Tools & Services	0.3	1,677,187

Investments, at Value	97.6	553,963,016
Short-Term Investments	2.4	13,661,539

Total Investments	100.0%	$ 567,624,555

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$71,293,506	$482,669,510	$—	$553,963,016
Securities Lending Collateral	8,171,021	—	—	8,171,021
Repurchase Agreement	—	5,490,518	—	5,490,518

Total Investments	$79,464,527	$488,160,028	$—	$567,624,555

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,781,046. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 93.2%
Aerospace & Defense - 7.2%
TransDigm Group, Inc. (A)	43,340	$ 11,079,871
United Technologies Corp.	101,853	11,823,096

		22,902,967

Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (B)	22,011	2,586,073
Intrexon Corp. (A) (B)	33,118	629,573
Juno Therapeutics, Inc. (B)	38,272	1,716,882

		4,932,528

Capital Markets - 3.7%
S&P Global, Inc.	75,081	11,735,911

Construction Materials - 3.1%
Martin Marietta Materials, Inc.	23,558	4,858,366
Vulcan Materials Co.	40,705	4,868,318

		9,726,684

Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc., Class B (B)	64,382	11,802,508

Health Care Equipment & Supplies - 4.6%
DexCom, Inc. (A) (B)	68,405	3,346,714
Intuitive Surgical, Inc. (B)	10,811	11,307,009

		14,653,723

Health Care Technology - 7.0%
athenahealth, Inc. (A) (B)	86,143	10,712,743
Veeva Systems, Inc., Class A (B)	204,858	11,556,040

		22,268,783

Hotels, Restaurants & Leisure - 4.9%
Starbucks Corp.	290,609	15,608,610

Internet & Direct Marketing Retail - 10.1%
Amazon.com, Inc. (B)	25,060	24,091,431
Priceline Group, Inc. (B)	4,307	7,885,342

		31,976,773

Internet Software & Services - 17.0%
Alibaba Group Holding, Ltd., ADR (B)	17,915	3,094,100
Alphabet, Inc., Class C (B)	20,492	19,654,082
Facebook, Inc., Class A (B)	112,279	19,185,113
Tencent Holdings, Ltd.	73,000	3,141,815
Twitter, Inc. (B)	341,811	5,766,351
Zillow Group, Inc., Class C (A) (B)	82,839	3,330,956

		54,172,417

IT Services - 2.5%
Mastercard, Inc., Class A	56,229	7,939,535

Life Sciences Tools & Services - 4.9%
Illumina, Inc. (B)	77,625	15,462,900

Road & Rail - 2.5%
Union Pacific Corp.	69,788	8,093,315

Semiconductors & Semiconductor Equipment - 1.0%
NVIDIA Corp.	17,829	3,187,290

Software - 15.9%
Activision Blizzard, Inc.	173,947	11,221,321

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (B)	169,712	$ 15,854,495
ServiceNow, Inc. (B)	97,364	11,443,191
Snap, Inc., Class A (A) (B)	55,207	802,710
Workday, Inc., Class A (B)	107,008	11,277,573

		50,599,290

Textiles, Apparel & Luxury Goods - 3.6%
LVMH Moet Hennessy Louis Vuitton SE	41,120	11,345,610

Total Common Stocks (Cost $227,665,405)		296,408,844

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (C)	16,636,576	16,636,576

Total Securities Lending Collateral (Cost $16,636,576)		16,636,576

	Principal	Value
REPURCHASE AGREEMENT - 7.2%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $22,971,120 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 06/30/2023, and with a value of $23,431,025.	$ 22,970,890	22,970,890

Total Repurchase Agreement (Cost $22,970,890)		22,970,890

Total Investments Excluding Purchased Options (Cost $267,272,871)		336,016,310
Total Purchased Options - 0.0% (D) (Cost $463,281)		133,644

Total Investments (Cost $267,736,152)		336,149,954
Net Other Assets (Liabilities) - (5.7)%		(18,228,784)

Net Assets - 100.0%		$ 317,921,170

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - USD vs. CNH (E) (F)	GSC	USD	7.55	08/16/2018	USD	59,245,827	$314,003	$133,244
Call - USD vs. CNY (E) (F)	RBS	USD	7.40	11/22/2017	USD	44,459,591	149,278	400

Total							$463,281	$133,644

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$281,921,419	$14,487,425	$—	$296,408,844
Securities Lending Collateral	16,636,576	—	—	16,636,576
Repurchase Agreement	—	22,970,890	—	22,970,890
Over-the-Counter Foreign Exchange Options Purchased	—	133,644	—	133,644

Total Investments	$298,557,995	$37,591,959	$—	$336,149,954

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,279,073. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at September 30, 2017.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Illiquid security. At September 30, 2017, the value of such securities amounted to $133,644 or less than 0.1% of the Portfolio’s net assets.
(F)	Restricted securities. At September 30, 2017, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Over-the-Counter Foreign Exchange Options Purchased	Call - USD vs. CNH Exercise Price USD 7.55 Expiration Date 08/16/2018, GSC	08/16/2017	$314,003	$133,244	0.0	%(D)
Over-the-Counter Foreign Exchange Options Purchased	Call - USD vs. CNY Exercise Price USD 7.40 Expiration Date 11/22/2017, RBS	05/19/2017	149,278	400	0.0	(D)

Total			$463,281	$133,644	0.0	%(D)

(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 61.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.	30,671	$ 6,305,344
Northrop Grumman Corp.	20,352	5,855,677
United Technologies Corp.	21,522	2,498,274

		14,659,295

Air Freight & Logistics - 0.1%
FedEx Corp.	4,650	1,048,947

Airlines - 0.5%
Delta Air Lines, Inc.	105,822	5,102,737
United Continental Holdings, Inc. (A)	53,502	3,257,202

		8,359,939

Auto Components - 0.3%
Delphi Automotive PLC	35,726	3,515,439
Lear Corp.	7,416	1,283,561

		4,799,000

Automobiles - 0.2%
Ford Motor Co.	291,198	3,485,640

Banks - 3.6%
Bank of America Corp.	769,525	19,499,763
Citigroup, Inc.	247,981	18,038,138
Comerica, Inc.	27,600	2,104,776
KeyCorp	214,341	4,033,898
Regions Financial Corp.	56,377	858,622
SunTrust Banks, Inc.	23,480	1,403,399
SVB Financial Group (A)	7,119	1,331,894
Wells Fargo & Co.	285,857	15,765,013
Zions Bancorporation	18,009	849,665

		63,885,168

Beverages - 1.7%
Coca-Cola Co.	63,362	2,851,923
Constellation Brands, Inc., Class A	29,524	5,888,562
Molson Coors Brewing Co., Class B	87,706	7,160,318
PepsiCo, Inc.	121,397	13,527,268

		29,428,071

Biotechnology - 1.8%
AbbVie, Inc.	13,000	1,155,180
Alexion Pharmaceuticals, Inc. (A)	12,148	1,704,243
Amgen, Inc.	3,200	596,640
Biogen, Inc. (A)	23,637	7,401,218
BioMarin Pharmaceutical, Inc. (A)	4,989	464,326
Celgene Corp. (A)	65,932	9,614,204
Gilead Sciences, Inc.	94,086	7,622,848
Vertex Pharmaceuticals, Inc. (A)	27,182	4,132,751

		32,691,410

Building Products - 0.4%
Allegion PLC	47,482	4,105,768
Masco Corp.	61,857	2,413,042

		6,518,810

Capital Markets - 2.2%
Ameriprise Financial, Inc.	3,813	566,269

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Bank of New York Mellon Corp.	112,226	$ 5,950,223
BlackRock, Inc.	1,779	795,373
Charles Schwab Corp.	196,834	8,609,519
Intercontinental Exchange, Inc.	73,072	5,020,046
Morgan Stanley	233,477	11,246,587
State Street Corp.	61,514	5,877,048

		38,065,065

Chemicals - 1.3%
Albemarle Corp.	8,000	1,090,480
Celanese Corp., Series A	21,600	2,252,232
DowDuPont, Inc.	193,373	13,387,213
Eastman Chemical Co.	75,226	6,807,201
Mosaic Co.	17,472	377,220

		23,914,346

Communications Equipment - 0.2%
Cisco Systems, Inc.	100,844	3,391,384
Harris Corp.	5,640	742,675

		4,134,059

Construction Materials - 0.0% (B)
Vulcan Materials Co.	5,700	681,720

Consumer Finance - 0.6%
American Express Co.	72,753	6,581,236
Capital One Financial Corp.	45,128	3,820,537

		10,401,773

Containers & Packaging - 0.2%
Crown Holdings, Inc. (A)	36,323	2,169,210
WestRock Co.	39,965	2,267,214

		4,436,424

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	20,700	548,136

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	86,778	15,908,143
Voya Financial, Inc.	35,422	1,412,984

		17,321,127

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	183,357	7,182,094
Verizon Communications, Inc.	139,363	6,897,075

		14,079,169

Electric Utilities - 1.7%
American Electric Power Co., Inc.	38,690	2,717,586
Duke Energy Corp.	28,200	2,366,544
Edison International	42,115	3,250,014
Exelon Corp.	75,900	2,859,153
NextEra Energy, Inc.	67,765	9,930,961
PG&E Corp.	40,456	2,754,649
Xcel Energy, Inc.	122,240	5,784,397

		29,663,304

Electrical Equipment - 0.4%
Eaton Corp. PLC	92,479	7,101,462

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity, Ltd.	69,678	5,787,455

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.0% (B)
Halliburton Co.	8,135	$ 374,454

Equity Real Estate Investment Trusts - 1.5%
AvalonBay Communities, Inc.	22,634	4,038,358
Boston Properties, Inc.	11,700	1,437,696
Brixmor Property Group, Inc.	28,400	533,920
Digital Realty Trust, Inc.	8,000	946,640
Equinix, Inc.	4,512	2,013,705
Equity Residential	8,200	540,626
Extra Space Storage, Inc.	27,000	2,157,840
Federal Realty Investment Trust	15,460	1,920,287
HCP, Inc.	49,665	1,382,177
Mid-America Apartment Communities, Inc.	9,950	1,063,456
Omega Healthcare Investors, Inc. (C)	15,510	494,924
Prologis, Inc.	35,534	2,254,988
Public Storage	20,292	4,342,285
Regency Centers Corp.	10,725	665,379
SBA Communications Corp. (A)	3,880	558,914
Vornado Realty Trust	21,900	1,683,672

		26,034,867

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	45,091	7,408,000
Wal-Mart Stores, Inc.	6,595	515,333
Walgreens Boots Alliance, Inc.	101,357	7,826,788

		15,750,121

Food Products - 0.6%
Archer-Daniels-Midland Co.	18,423	783,162
J.M. Smucker, Co.	2,953	309,858
Kraft Heinz Co.	9,995	775,112
McCormick & Co., Inc.	5,426	556,925
Mondelez International, Inc., Class A	207,511	8,437,397

		10,862,454

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	137,574	7,340,949
Becton Dickinson and Co.	24,810	4,861,519
Boston Scientific Corp. (A)	219,989	6,417,079
Cooper Cos., Inc.	2,574	610,321
Danaher Corp.	35,290	3,027,176
Zimmer Biomet Holdings, Inc.	32,854	3,846,875

		26,103,919

Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	12,700	1,050,925
Cigna Corp.	39,311	7,348,798
HCA Healthcare, Inc. (A)	6,305	501,815
Humana, Inc.	11,793	2,873,129
UnitedHealth Group, Inc.	92,492	18,114,558

		29,889,225

Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	13,000	839,410
Hilton Worldwide Holdings, Inc.	15,700	1,090,365
McDonald’s Corp.	6,600	1,034,088
Royal Caribbean Cruises, Ltd.	43,918	5,206,040
Starbucks Corp.	83,249	4,471,304
Yum! Brands, Inc.	17,120	1,260,203

		13,901,410

Household Durables - 0.3%
D.R. Horton, Inc.	50,061	1,998,936

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Mohawk Industries, Inc. (A)	2,990	$ 740,055
Newell Brands, Inc.	11,002	469,455
PulteGroup, Inc.	19,220	525,283
Toll Brothers, Inc.	51,047	2,116,919

		5,850,648

Household Products - 0.7%
Kimberly-Clark Corp.	48,114	5,662,056
Procter & Gamble Co.	80,901	7,360,373

		13,022,429

Industrial Conglomerates - 1.4%
General Electric Co.	412,849	9,982,689
Honeywell International, Inc.	100,319	14,219,215

		24,201,904

Insurance - 1.6%
American International Group, Inc.	80,437	4,938,027
Arthur J. Gallagher & Co.	58,511	3,601,352
Brighthouse Financial, Inc. (A)	7,212	438,489
Chubb, Ltd.	49,003	6,985,378
Everest Re Group, Ltd.	1,854	423,435
Hartford Financial Services Group, Inc.	51,900	2,876,817
MetLife, Inc.	180,467	9,375,261

		28,638,759

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (A)	18,763	18,037,810
Priceline Group, Inc. (A)	1,432	2,621,734

		20,659,544

Internet Software & Services - 3.5%
Alphabet, Inc., Class A (A)	19,150	18,646,738
Alphabet, Inc., Class C (A)	19,383	18,590,429
Facebook, Inc., Class A (A)	148,356	25,349,590

		62,586,757

IT Services - 2.5%
Accenture PLC, Class A	100,500	13,574,535
Automatic Data Processing, Inc.	5,000	546,600
Fidelity National Information Services, Inc.	49,566	4,628,969
International Business Machines Corp.	24,437	3,545,320
Vantiv, Inc., Class A (A)	29,490	2,078,160
Visa, Inc., Class A	174,800	18,395,952
WEX, Inc. (A)	12,503	1,403,087

		44,172,623

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	36,243	2,326,801
Illumina, Inc. (A)	12,491	2,488,207
Thermo Fisher Scientific, Inc.	18,837	3,563,960

		8,378,968

Machinery - 1.7%
Deere & Co.	35,726	4,486,828
Fortive Corp.	7,507	531,421
Ingersoll-Rand PLC	98,979	8,825,957
PACCAR, Inc.	55,229	3,995,266
Parker-Hannifin Corp.	6,866	1,201,687
Snap-on, Inc.	17,900	2,667,279
Stanley Black & Decker, Inc.	53,939	8,143,171

		29,851,609

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 2.4%
Charter Communications, Inc., Class A (A)	26,739	$ 9,717,487
Comcast Corp., Class A	340,376	13,097,669
DISH Network Corp., Class A (A)	49,055	2,660,253
Sirius XM Holdings, Inc. (C)	94,439	521,303
Time Warner, Inc.	18,242	1,868,893
Twenty-First Century Fox, Inc., Class A	245,190	6,468,112
Walt Disney Co.	83,221	8,203,094

		42,536,811

Metals & Mining - 0.1%
Alcoa Corp. (A)	25,800	1,202,796
Newmont Mining Corp.	24,065	902,678
Nucor Corp.	10,000	560,400

		2,665,874

Multi-Utilities - 0.2%
CMS Energy Corp.	55,724	2,581,136
NiSource, Inc.	65,160	1,667,444

		4,248,580

Multiline Retail - 0.2%
Dollar Tree, Inc. (A)	36,538	3,172,229

Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	63,230	3,088,786
Cabot Oil & Gas Corp.	22,549	603,186
Chevron Corp.	73,819	8,673,732
Concho Resources, Inc. (A)	25,886	3,409,704
Diamondback Energy, Inc. (A)	39,978	3,916,245
EOG Resources, Inc.	76,815	7,431,083
EQT Corp.	36,513	2,382,108
Exxon Mobil Corp.	169,266	13,876,427
Kinder Morgan, Inc.	209,623	4,020,569
Occidental Petroleum Corp.	99,550	6,392,106
Phillips 66	23,980	2,196,808
Pioneer Natural Resources Co.	49,017	7,231,968
Valero Energy Corp.	30,065	2,312,900

		65,535,622

Pharmaceuticals - 3.4%
Allergan PLC	36,226	7,424,519
Bristol-Myers Squibb Co.	133,631	8,517,640
Eli Lilly & Co.	90,047	7,702,620
Johnson & Johnson	85,803	11,155,248
Merck & Co., Inc.	110,391	7,068,336
Mylan NV (A)	16,800	527,016
Pfizer, Inc.	478,670	17,088,519

		59,483,898

Road & Rail - 1.0%
Norfolk Southern Corp.	42,100	5,567,304
Union Pacific Corp.	104,465	12,114,806

		17,682,110

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	105,413	9,083,438
Broadcom, Ltd.	48,468	11,755,429
Microchip Technology, Inc.	39,300	3,528,354
NVIDIA Corp.	23,949	4,281,363
Texas Instruments, Inc.	148,551	13,316,111

		41,964,695

	Shares	Value
COMMON STOCKS (continued)
Software - 3.1%
Adobe Systems, Inc. (A)	91,219	$ 13,608,050
Microsoft Corp.	518,650	38,634,239
Oracle Corp.	13,949	674,434
Symantec Corp.	30,010	984,628
Workday, Inc., Class A (A)	11,810	1,244,656

		55,146,007

Specialty Retail - 2.3%
Best Buy Co., Inc.	43,048	2,452,014
Home Depot, Inc.	84,678	13,849,934
Lowe’s Cos., Inc.	104,990	8,392,900
O’Reilly Automotive, Inc. (A)	15,772	3,396,816
Ross Stores, Inc.	53,971	3,484,907
TJX Cos., Inc.	124,486	9,178,353

		40,754,924

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	284,181	43,797,975
HP, Inc.	199,457	3,981,162

		47,779,137

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	65,100	3,375,435

Tobacco - 0.9%
Altria Group, Inc.	7,700	488,334
Philip Morris International, Inc.	136,225	15,122,337

		15,610,671

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	33,200	1,197,524

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	27,998	1,726,357

Total Common Stocks (Cost $897,818,026)		1,084,169,885

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII
3-Month LIBOR + 6.37%, 7.68% (D)	15,621	433,952

Capital Markets - 0.0% (B)
State Street Corp.
Series D, Fixed until 03/15/2024, 5.90% (D) (C)	3,072	85,647

Electric Utilities - 0.0% (B)
SCE Trust III
Series H, Fixed until 03/15/2024, 5.75% (D)	1,280	35,315

Total Preferred Stocks (Cost $537,460)		554,914

	Principal	Value
ASSET-BACKED SECURITIES - 3.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 523,525	561,266

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	$ 2,292,000	$ 2,287,824
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (E)	310,000	309,931
Series 2014-1A, Class A,
2.46%, 07/20/2020 (E)	720,000	722,307
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
3-Month LIBOR + 1.43%, 2.73% (D), 07/18/2027 (E)	910,000	913,136
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	1,027,645	1,030,801
CIFC Funding, Ltd.
1.00%, 10/18/2030	2,120,000	2,120,000
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 2.65% (D), 07/20/2030 (E)	2,500,000	2,515,260
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (E)	840,000	835,985
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	725,000	721,600
Series 2016-4A, Class A,
2.65%, 07/25/2022 (E)	700,000	689,250
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	436,387	436,787
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
3-Month LIBOR + 1.15%, 2.46% (D), 04/20/2026 (E)	2,525,000	2,518,458
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	570,944	579,812
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 2.64% (D), 04/15/2029 (E)	395,000	396,673
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	307,867	305,483
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	688,000	682,893
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	2,700,000	2,697,393
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,300,000	1,285,593
OCP CLO, Ltd.
Series 2014-7A, Class A1AR,
3-Month LIBOR + 0.95%, 0.00% (D), 10/20/2026 (E) (F)	500,000	500,000
Series 2015-8A, Class A1,
3-Month LIBOR + 1.53%, 2.83% (D), 04/17/2027 (E)	930,000	930,086

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	$ 1,000,000	$ 1,001,400
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (E)	405,000	405,203
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	393,077	392,609
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,977,460	1,971,815
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.52% (D), 10/17/2027 (E)	1,500,000	1,511,877
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 2.58% (D), 07/20/2030 (E)	915,000	914,913
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	3,405,000	3,426,081
Sierra Receivables Funding Co. LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (E)	716,622	720,573
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	79,653	79,715
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	176,431	176,182
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	150,245	149,991
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	121,254	121,197
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	126,306	126,786
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	640,391	639,324
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	133,925	133,708
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	566,697	552,356
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	1,125,633	1,133,306
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	600,000	600,305
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	1,929,175	1,946,532
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	2,440,936	2,453,250
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	973,345	978,528
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	648,633	652,085
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	971,365	976,528
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,827,949	1,836,054
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	1,086,613	1,081,207
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,443,678	1,434,427
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,792,044	1,801,478

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	$ 1,544,061	$ 1,552,336
Series 2017-3, Class A1,
2.75% (D), 06/25/2057 (E)	1,075,077	1,080,559
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1-Month LIBOR + 0.95%, 2.18% (D), 10/15/2018 (E)	1,760,000	1,760,267
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	637,856	634,308
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	1,805,481	1,798,633
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
3-Month LIBOR + 1.65%, 2.96% (D), 10/20/2028 (E)	1,125,000	1,130,112

Total Asset-Backed Securities (Cost $58,226,733)		58,214,183

CORPORATE DEBT SECURITIES - 15.7%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	1,261,000	1,416,052
5.10%, 01/15/2044	215,000	242,691

		1,658,743

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	815,267	815,512
3.70%, 04/01/2028	1,690,783	1,745,733
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	1,298,546	1,356,980
6.82%, 02/10/2024	1,543,879	1,779,166
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	615,509	671,582
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,368,171	2,452,478
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,238,390	1,317,338

		10,138,789

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	780,000	785,637

Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026	1,580,000	1,642,530
General Motors Co.
4.88%, 10/02/2023	640,000	692,190
6.25%, 10/02/2043	893,000	1,020,557

		3,355,277

Banks - 2.8%
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	1,693,000	1,690,946
4.45%, 03/03/2026, MTN	3,150,000	3,330,291
5.75%, 12/01/2017	320,000	322,201
Bank One Capital III
8.75%, 09/01/2030	175,000	254,886

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank One Corp.
8.00%, 04/29/2027	$ 350,000	$ 466,162
Barclays Bank PLC
10.18%, 06/12/2021 (E)	4,265,000	5,281,852
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (D), 03/14/2022 (C) (E) (G)	350,000	374,063
Citigroup, Inc.
1.70%, 04/27/2018	1,303,000	1,302,879
3-Month LIBOR + 1.43%, 2.75% (D), 09/01/2023	1,090,000	1,117,874
3.38%, 03/01/2023 (C)	1,582,000	1,615,409
6.68%, 09/13/2043	75,000	101,608
Commerzbank AG
8.13%, 09/19/2023 (E)	2,630,000	3,188,481
Cooperatieve Rabobank UA
2.25%, 01/14/2019	265,000	266,900
Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (E) (G)	3,815,000	4,310,950
Discover Bank
3.45%, 07/27/2026	1,078,000	1,054,779
First Horizon National Corp.
3.50%, 12/15/2020	470,000	483,910
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	209,089
5.25%, 03/14/2044	201,000	236,189
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	615,000	625,211
JPMorgan Chase & Co.
3.25%, 09/23/2022	2,959,000	3,059,075
3.38%, 05/01/2023	1,517,000	1,548,607
Fixed until 05/01/2027, 3.54% (D), 05/01/2028	1,073,000	1,082,776
4.85%, 02/01/2044	1,010,000	1,158,937
6.40%, 05/15/2038	613,000	816,730
Fixed until 02/01/2024, 6.75% (D), 02/01/2024 (G)	66,000	75,491
JPMorgan Chase Bank NA
6.00%, 10/01/2017	741,000	741,000
KeyBank NA
3.40%, 05/20/2026, MTN	460,000	457,773
Nordea Bank AB
4.25%, 09/21/2022 (E)	4,458,000	4,714,058
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	275,000	304,128
6.10%, 06/10/2023	149,000	165,062
6.40%, 10/21/2019	185,000	200,394
Santander UK Group Holdings PLC
4.75%, 09/15/2025 (E)	1,323,000	1,382,006
Societe Generale SA
5.00%, 01/17/2024 (E)	275,000	294,936
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	2,000,000	2,014,199
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031	1,040,000	1,035,568
US Bank NA
2.13%, 10/28/2019	589,000	593,099
Wells Fargo & Co.
2.13%, 04/22/2019	790,000	794,344
Fixed until 05/27/2027, 3.58% (D), 05/22/2028, MTN	1,843,000	1,865,384
4.10%, 06/03/2026, MTN	668,000	694,399
5.38%, 11/02/2043	280,000	329,235
Fixed until 06/15/2024, 5.90% (D), 06/15/2024 (C) (G)	178,000	193,798

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo Bank NA
5.95%, 08/26/2036	$ 431,000	$ 544,717

		50,299,396

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	3,599,000	3,723,210
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,419,000	1,519,397
Constellation Brands, Inc.
3.70%, 12/06/2026	462,000	472,538
Pernod Ricard SA
5.75%, 04/07/2021 (E)	1,761,000	1,952,861

		7,668,006

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	1,192,000	1,194,410
Amgen, Inc.
4.40%, 05/01/2045	300,000	317,606
Biogen, Inc.
4.05%, 09/15/2025	982,000	1,047,783
Celgene Corp.
5.00%, 08/15/2045	1,449,000	1,638,065
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	345,000	342,002
4.15%, 03/01/2047	311,000	318,596

		4,858,462

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	1,680,000	1,782,765

Capital Markets - 1.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,909,000	1,993,497
7.30%, 06/28/2019	1,180,000	1,284,293
Charles Schwab Corp.
3.20%, 03/02/2027	2,150,000	2,162,872
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,756,000	1,788,701
3.80%, 06/09/2023	1,515,000	1,568,257
Deutsche Bank AG
3-Month LIBOR + 1.31%, 2.63% (D), 08/20/2020	280,000	283,461
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	1,050,000	1,063,567
5.75%, 01/24/2022	2,525,000	2,830,026
6.25%, 02/01/2041	175,000	231,015
6.75%, 10/01/2037	848,000	1,118,759
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	1,297,000	1,448,340
Morgan Stanley
5.00%, 11/24/2025	2,340,000	2,564,581
5.75%, 01/25/2021	3,210,000	3,544,370
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	705,000	768,384

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG
7.63%, 08/17/2022	$ 1,521,000	$ 1,792,879
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	692,000	725,912

		25,168,914

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	215,000	223,082
Monsanto Co.
4.40%, 07/15/2044	1,664,000	1,705,013

		1,928,095

Commercial Services & Supplies - 0.2%
CK Hutchison International 17, Ltd.
2.25%, 09/29/2020 (E)	595,000	592,854
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	295,000	289,006
3.85%, 11/15/2024 (E)	720,000	747,572
Hutchison Whampoa International 11, Ltd.
4.63%, 01/13/2022 (E)	600,000	646,988
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	935,000	934,782

		3,211,202

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019	225,000	226,699
Harris Corp.
5.55%, 10/01/2021	1,250,000	1,384,012

		1,610,711

Construction & Engineering - 0.2%
SBA Tower Trust
2.24%, 04/09/2043 (E)	280,000	279,907
2.88%, 07/10/2046 (E)	1,477,000	1,496,496
3.17%, 04/09/2047 (E)	1,490,000	1,488,975

		3,265,378

Construction Materials - 0.2%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	1,290,000	1,340,814
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,905,000	2,021,337

		3,362,151

Consumer Finance - 0.5%
Ally Financial, Inc.
3.50%, 01/27/2019	1,525,000	1,547,875
4.13%, 03/30/2020	1,500,000	1,545,000
American Express Co.
4.05%, 12/03/2042	300,000	305,848
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,775,000	1,736,008
Capital One Financial Corp.
2.50%, 05/12/2020	1,452,000	1,458,760
Discover Financial Services
3.75%, 03/04/2025	3,000,000	3,011,779

		9,605,270

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	$ 694,000	$ 756,204
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	650,000	678,340
5.75%, 10/15/2020	1,295,000	1,317,727

		2,752,271

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	95,000	98,965

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	1,865,000	1,973,231

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	2,024,000	2,043,706
3.40%, 05/15/2025	2,055,000	2,027,054
4.35%, 06/15/2045	445,000	408,430
4.60%, 02/15/2021	285,000	302,755
5.00%, 03/01/2021	850,000	917,791
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	210,000	209,689
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	850,000	965,192
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	196,000
Verizon Communications, Inc.
5.15%, 09/15/2023	1,916,000	2,147,774
5.50%, 03/16/2047	1,977,000	2,194,788

		11,413,179

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	550,000	563,883
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	137,666
8.88%, 11/15/2018	65,000	69,867
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	3,320,000	3,269,878
Duke Energy Progress LLC
3.60%, 09/15/2047	1,050,000	1,025,681
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	279,998
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	136,388
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	347,000	364,262
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,262,000	1,345,386
5.30%, 06/01/2042	75,000	91,606
PacifiCorp
3.60%, 04/01/2024	1,631,000	1,707,358
5.75%, 04/01/2037	150,000	189,248

		9,181,221

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.88%, 01/12/2028	1,415,000	1,411,978

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	$ 1,352,000	$ 1,384,658
Schlumberger Investment SA
3.65%, 12/01/2023	132,000	140,120
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	127,100

		1,651,878

Equity Real Estate Investment Trusts - 0.7%
CBL & Associates, LP
5.25%, 12/01/2023 (C)	1,036,000	1,048,074
EPR Properties
4.50%, 04/01/2025	955,000	975,329
4.75%, 12/15/2026	1,775,000	1,835,418
HCP, Inc.
3.40%, 02/01/2025	2,683,000	2,673,687
Hospitality Properties Trust
5.00%, 08/15/2022	1,250,000	1,341,447
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,149,632
6.63%, 06/01/2020	900,000	993,797
Realty Income Corp.
3.88%, 07/15/2024	965,000	995,798
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	620,000	625,546
4.13%, 06/01/2021	788,000	823,794

		12,462,522

Food & Staples Retailing - 0.4%
CVS Health Corp.
2.13%, 06/01/2021	1,855,000	1,837,845
5.30%, 12/05/2043	209,000	244,332
Kroger Co.
2.80%, 08/01/2022	714,000	715,942
Sysco Corp.
3.25%, 07/15/2027	1,045,000	1,041,748
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	200,509
4.30%, 04/22/2044	1,395,000	1,536,540
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,833,000	1,893,080

		7,469,996

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.75%, 09/25/2027	1,873,000	1,869,942
Conagra Brands, Inc.
3.20%, 01/25/2023	855,000	870,293
Danone SA
2.95%, 11/02/2026 (E)	1,151,000	1,117,028
Kraft Heinz Foods Co.
2.80%, 07/02/2020	880,000	895,898
4.88%, 02/15/2025 (E)	535,000	571,787
Tyson Foods, Inc.
3.95%, 08/15/2024	676,000	711,115

		6,036,063

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
3.75%, 11/30/2026	2,249,000	2,307,701
Becton Dickinson and Co.
3.70%, 06/06/2027	1,674,000	1,692,563

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.
2.65%, 10/01/2018	$ 968,000	$ 976,662
Medtronic, Inc.
4.63%, 03/15/2045	1,062,000	1,207,965

		6,184,891

Health Care Providers & Services - 0.1%
Anthem, Inc.
1.88%, 01/15/2018	306,000	306,190
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	244,539
HCA Healthcare, Inc.
6.25%, 02/15/2021	345,000	373,462

		924,191

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	842,000	898,207
Newell Brands, Inc.
4.20%, 04/01/2026	330,000	347,503

		1,245,710

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.
6.63%, 03/15/2023	1,225,000	1,266,344

Industrial Conglomerates - 0.4%
General Electric Co.
Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (G)	3,897,000	4,121,857
5.50%, 01/08/2020, MTN	610,000	658,213
6.88%, 01/10/2039, MTN	1,419,000	2,077,566

		6,857,636

Insurance - 0.6%
Allstate Corp.
3.28%, 12/15/2026	997,000	1,015,061
American International Group, Inc.
Fixed until 05/15/2038, 8.18% (D), 05/15/2068	42,000	57,225
Athene Global Funding
3.00%, 07/01/2022 (E)	2,027,000	2,018,818
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	1,545,000	1,596,862
CNA Financial Corp.
5.88%, 08/15/2020	1,155,000	1,261,520
Fidelity National Financial, Inc.
5.50%, 09/01/2022	255,000	279,566
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	57,000	63,162
Lincoln National Corp.
8.75%, 07/01/2019	306,000	340,171
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,320,000	1,361,108
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	425,000	698,029
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 3.99% (D), 12/15/2065	1,012,000	961,400

		9,652,922

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.0% (B)
Mastercard, Inc.
2.00%, 04/01/2019	$ 224,000	$ 225,482
3.38%, 04/01/2024	441,000	460,359

		685,841

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	972,000	978,561

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	570,325

Media - 0.3%
Cablevision Systems Corp.
7.75%, 04/15/2018	315,000	323,269
CBS Corp.
5.75%, 04/15/2020	1,706,000	1,855,831
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	920,000	947,600
Comcast Corp.
5.88%, 02/15/2018	426,000	432,817
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (G)	200,000	213,500
NBCUniversal Media LLC
4.38%, 04/01/2021	1,440,000	1,549,676
4.45%, 01/15/2043	514,000	546,800

		5,869,493

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	800,000	790,663
4.75%, 04/10/2027 (E)	365,000	380,970
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (C)	185,000	182,225
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	4,000	4,066

		1,357,924

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	91,300
4.88%, 03/01/2044	201,000	224,190
Dominion Energy, Inc.
2.58%, 07/01/2020	833,000	839,951
DTE Electric Co.
4.30%, 07/01/2044	1,519,000	1,646,228
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN (C)	560,000	563,050

		3,364,719

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	1,490,000	1,664,094
Apache Corp.
4.25%, 01/15/2044	66,000	61,979
4.75%, 04/15/2043	85,000	85,090
BP Capital Markets PLC
3.12%, 05/04/2026	2,307,000	2,306,181
Continental Resources, Inc.
3.80%, 06/01/2024 (C)	365,000	352,225
Energy Transfer, LP
4.90%, 02/01/2024	659,000	698,969

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer, LP (continued)
5.15%, 02/01/2043	$ 800,000	$ 780,321
5.95%, 10/01/2043	740,000	792,326
EnLink Midstream Partners, LP
4.85%, 07/15/2026	574,000	600,628
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	373,991
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	643,585
3.04%, 03/01/2026	1,950,000	1,983,417
Husky Energy, Inc.
4.00%, 04/15/2024	185,000	189,864
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	225,786
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	1,295,000	1,342,349
Laredo Petroleum, Inc.
7.38%, 05/01/2022	230,000	238,050
Nexen Energy ULC
5.88%, 03/10/2035	10,000	12,010
Noble Energy, Inc.
6.00%, 03/01/2041	95,000	108,507
Petrobras Global Finance BV
5.38%, 01/27/2021	615,000	648,825
6.25%, 03/17/2024	410,000	438,085
Petroleos Mexicanos
3.50%, 01/30/2023	1,515,000	1,493,184
6.88%, 08/04/2026	790,000	898,625
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	1,490,000	1,571,552
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,290,000	1,300,398
Shell International Finance BV
2.50%, 09/12/2026 (C)	1,311,000	1,263,298
3.75%, 09/12/2046	266,000	256,262
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	168,430
4.63%, 03/01/2034	145,000	158,603
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	277,376
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	82,585
7.88%, 09/01/2021	109,000	128,075
Williams Partners, LP
5.40%, 03/04/2044	128,000	138,036

		21,282,706

Pharmaceuticals - 0.3%
Actavis, Inc.
3.25%, 10/01/2022	638,000	654,663
Allergan Funding SCS
3.00%, 03/12/2020	307,000	313,425
3.80%, 03/15/2025	929,000	964,775
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	1,931,000	2,002,597
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,357,000	1,337,755

		5,273,215

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (E)	973,000	973,165
7.13%, 10/15/2020 (E)	1,811,000	2,046,572

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 508,000	$ 521,669
3.75%, 04/01/2024	48,000	51,082

		3,592,488

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	1,548,000	1,566,936
KLA-Tencor Corp.
4.13%, 11/01/2021	1,585,000	1,674,981
QUALCOMM, Inc.
3.25%, 05/20/2027 (C)	1,420,000	1,431,894

		4,673,811

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	1,965,000	2,034,567

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.40%, 05/03/2023	945,000	943,207
2.85%, 02/23/2023	1,376,000	1,408,976
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	1,053,000	1,169,409
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	1,673,000	1,734,141
HP, Inc.
3.75%, 12/01/2020	45,000	46,789
Seagate HDD Cayman
4.88%, 06/01/2027	607,000	572,351

		5,874,873

Tobacco - 0.1%
BAT Capital Corp.
3.56%, 08/15/2027 (E)	1,749,000	1,766,582
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	450,000	495,784

		2,262,366

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	1,464,000	1,710,704

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
3.13%, 07/16/2022	425,000	435,577
4.38%, 07/16/2042 (C)	250,000	255,875
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	2,931,000	2,987,744
4.88%, 08/15/2040 (E)	675,000	715,009
6.11%, 01/15/2040 (E)	2,476,000	2,645,569
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	996,000	1,069,873
Sprint Corp.
7.88%, 09/15/2023	200,000	232,000
T-Mobile USA, Inc.
6.84%, 04/28/2023	25,000	26,406

		8,368,053

Total Corporate Debt Securities (Cost $272,516,990)		277,181,440

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	$ 480,000	$ 484,800

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (C)	305,000	317,810
4.50%, 01/28/2026 (C)	1,125,000	1,201,500

		1,519,310

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,160,000	1,264,778
5.38%, 10/17/2023 (E)	400,000	450,384

		1,715,162

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	1,790,000	1,892,388

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	160,000	210,080

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	405,000	414,558

Republic of Korea - 0.0% (B)
Korea Development Bank
3.00%, 03/17/2019	500,000	505,150

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	705,000	695,483

Total Foreign Government Obligations (Cost $7,159,497)		7,436,931

MORTGAGE-BACKED SECURITIES - 3.5%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.87% (D), 12/05/2032 (E)	1,300,000	1,353,042
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,630,000	1,614,901
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,390,000	1,351,978
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.73% (D), 11/05/2036 (E)	3,935,000	152,725
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	785,940
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,186,912
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	23,635	23,801
Series 2009-RR6, Class 2A1,
3.49% (D), 08/26/2035 (E)	302,750	302,556
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	93,911	95,374

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.70% (D), 03/13/2035 (E)	$ 2,550,000	$ 2,615,722
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	185,000	194,901
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	304,338
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	782,619	795,406
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,795,082
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	173,155
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,990,034
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	290,000	307,326
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,300,000	3,331,955
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	690,000	697,736
Commercial Mortgage Pass Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	990,000	991,382
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,135,000	1,157,411
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.18% (D), 08/26/2036 (E)	363,030	366,333
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 1.56% (D), 12/27/2035 (E)	853,143	827,203
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 1.39% (D), 12/25/2036	173,222	158,231
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.55% (D), 12/10/2027 (E)	440,000	437,523
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,830,837	1,822,590
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	793,184
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.54% (D), 12/26/2037 (E)	16,823	16,890
Series 2009-R7, Class 1A1,
3.17% (D), 02/26/2036 (E)	177,080	177,018
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	420,050
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	1,759,931	1,832,748

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.24% (D), 05/26/2037 (E)	$ 324,121	$ 326,697
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.30% (D), 09/15/2045	112,875	113,048
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
6.01% (D), 06/12/2050	12,880	12,867
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	663,847	663,499
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,380,000	1,415,257
Series 2013-C11, Class B,
4.52% (D), 08/15/2046	945,000	995,322
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	2,290,000	2,268,097
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	1,009,844	996,223
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 2.63% (D), 08/15/2034 (E)	4,565,000	4,566,441
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	476,797	495,788
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	388,208	399,497
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	1,431,439	1,462,476
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	387,544	391,445
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	809,643	837,237
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	855,788	883,982
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	804,648	819,088
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	1,677,286	1,731,000
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	2,154,267	2,243,118
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,577,851	1,649,410
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	3,127,621	3,254,301
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	1,307,879	1,362,156
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	2,169,000	2,253,152
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,916,526
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 1.82% (D), 05/25/2035	435,093	422,180

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
SCG Trust
Series 2013-SRP1, Class A,
1-Month LIBOR + 1.65%, 2.88% (D), 11/15/2026 (E)	$ 295,000	$ 289,304
Series 2013-SRP1, Class AJ,
1-Month LIBOR + 1.95%, 3.43% (D), 11/15/2026 (E)	810,000	806,518
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	916,000	939,219
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 3.73% (D), 06/15/2029 (E)	915,000	920,183

Total Mortgage-Backed Securities (Cost $62,415,336)		62,507,478

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	55,000	79,435
State of California, General Obligation Unlimited
7.30%, 10/01/2039	765,000	1,122,316
7.60%, 11/01/2040	660,000	1,030,814
7.70%, 11/01/2030	580,000	673,212
7.95%, 03/01/2036	1,260,000	1,422,931
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	50,000	54,018

		4,382,726

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	50,000	63,046

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	71,000	107,037

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	60,000	84,198
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	55,000	75,313

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued) (B)
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	$ 55,000	$ 68,748
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	95,000	115,760

		344,019

Total Municipal Government Obligations (Cost $4,833,893)		4,896,828

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.2%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 08/01/2035	819,682	901,477
5.50%, 09/01/2018 - 06/01/2041	230,081	251,022
6.00%, 12/01/2037	82,720	94,067
Federal National Mortgage Association
Zero Coupon, 10/09/2019	745,000	718,152
12-Month LIBOR + 1.52%, 2.03% (D), 02/01/2043	129,640	133,329
2.50%, TBA (F)	5,848,000	5,887,748
3.00%, TBA (F)	47,195,000	47,671,022
3.33% (D), 10/25/2023	245,000	256,023
3.50%, 07/01/2028 - 01/01/2029	679,682	712,638
3.50%, TBA (F)	30,115,000	31,083,922
4.00%, 06/01/2042	188,197	199,872
4.00%, TBA (F)	7,549,000	7,948,271
4.50%, 02/01/2025 - 06/01/2026	426,206	448,956
5.00%, 05/01/2018 - 11/01/2039	2,554,367	2,842,216
5.00%, TBA (F)	6,759,000	7,372,614
5.50%, 04/01/2037 - 12/01/2041	1,353,578	1,534,221
6.00%, 08/01/2036 - 06/01/2041	944,860	1,078,816
6.50%, 05/01/2040	197,769	224,825
Government National Mortgage Association, Interest Only STRIPS
0.79% (D), 02/16/2053	863,210	40,021

Total U.S. Government Agency Obligations (Cost $110,001,875)		109,399,212

U.S. GOVERNMENT OBLIGATIONS - 8.0%
U.S. Treasury - 7.2%
U.S. Treasury Bond
2.25%, 08/15/2046	4,929,000	4,333,862
2.50%, 02/15/2045 - 05/15/2046	12,009,000	11,181,592
2.75%, 08/15/2042	3,418,600	3,377,203
2.88%, 08/15/2045	3,706,000	3,721,924
3.00%, 05/15/2042	683,000	706,558
3.13%, 02/15/2042	1,832,000	1,937,340
3.50%, 02/15/2039	8,413,500	9,500,025
3.63%, 02/15/2044	11,217,700	12,889,400
4.50%, 02/15/2036	4,723,600	6,075,915
4.75%, 02/15/2037	6,978,000	9,266,566
5.25%, 02/15/2029	521,000	671,011
U.S. Treasury Note
0.75%, 01/31/2018	8,434,000	8,422,356
1.00%, 11/30/2019	6,568,000	6,498,728
1.13%, 06/30/2021 - 09/30/2021	1,475,000	1,437,078
1.25%, 11/30/2018	14,812,700	14,788,398
1.50%, 08/15/2026	921,000	862,394
1.63%, 03/31/2019 - 05/15/2026	20,294,800	20,031,928
1.75%, 11/30/2021 - 05/15/2023	2,613,000	2,585,541
1.88%, 11/30/2021	1,284,000	1,286,759
2.00%, 12/31/2021 - 02/15/2025	3,173,000	3,167,397
2.25%, 11/15/2024	1,157,400	1,163,097
2.50%, 08/15/2023 - 05/15/2024	3,721,700	3,813,183

		127,718,255

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	$ 1,599,677	$ 1,790,785
2.50%, 01/15/2029	4,699,936	5,673,560
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	6,186,779	6,317,466

		13,781,811

Total U.S. Government Obligations (Cost $141,618,168)		141,500,066

COMMERCIAL PAPER - 4.9%
Banks - 1.6%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.32% (H), 12/13/2017	6,500,000	6,482,631
Bedford Row Funding Corp.
1.32% (H), 11/03/2017	800,000	799,018
Macquarie Bank, Ltd.
1.36% (H), 11/10/2017	250,000	249,618
1.42% (H), 01/08/2018	6,000,000	5,976,833
Standard Chartered Bank
1.32% (H), 10/27/2017	6,500,000	6,493,663
Sumitomo Mitsui Banking Corp.
1.32% (H), 11/08/2017	6,500,000	6,490,846
Swedbank AB
1.33% (H), 12/01/2017	900,000	897,977

		27,390,586

Commercial Services & Supplies - 0.3%
Charta LLC
1.31% (H), 11/07/2017	6,000,000	5,991,830

Consumer Finance - 0.3%
American Honda Finance Corp.
1.27% (H), 10/10/2017	5,900,000	5,897,951

Diversified Financial Services - 2.7%
Alpine Securitization. Ltd.
1.32% (H), 11/01/2017	5,100,000	5,094,107
Atlantic Asset Securitization LLC
1.32% (H), 11/21/2017	2,000,000	1,996,244
1.35% (H), 10/05/2017	4,500,000	4,499,169
Barton Capital Corp.
1.35% (H), 10/16/2017 - 10/17/2017	5,450,000	5,446,734
Cafco LLC
1.31% (H), 12/05/2017	1,650,000	1,646,098
Cancara Asset Securitisation LLC
1.32% (H), 10/05/2017	775,000	774,860
Gotham Funding Corp.
1.33% (H), 11/06/2017	6,650,000	6,641,046
Kells Funding LLC
1.32% (H), 11/09/2017	1,000,000	998,556
Lexington Parker Capital Co. LLC
1.35% (H), 12/18/2017	4,000,000	3,988,326
Liberty Funding LLC
1.32% (H), 10/05/2017	5,000,000	4,999,097
1.35% (H), 01/09/2018	600,000	597,761
Old Line Funding LLC
1.31% (H), 10/12/2017	3,600,000	3,598,452

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Sheffield Receivable
1.35% (H), 10/11/2017	$ 2,000,000	$ 1,999,187
Victory Receivables Corp.
1.33% (H), 10/06/2017	5,500,000	5,498,799

		47,778,436

Total Commercial Paper (Cost $87,058,803)		87,058,803

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.97% (H), 03/01/2018 (I)	60,000	59,719
0.98% (H), 03/01/2018 (I)	995,000	990,346
0.99% (H), 03/01/2018 (I)	95,000	94,556
1.00% (H), 03/01/2018 (I)	290,000	288,644
1.02% (H), 03/01/2018 (I)	35,000	34,836
1.04% (H), 10/12/2017 - 12/21/2017	2,000,000	1,997,537
1.05% (H), 11/16/2017	4,675,000	4,669,377
1.10% (H), 10/19/2017	6,870,000	6,867,020
1.18% (H), 10/12/2017	1,300,000	1,299,666

Total Short-Term U.S. Government Obligations (Cost $16,301,029)		16,301,701

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (H)	9,035,298	9,035,298

Total Securities Lending Collateral (Cost $9,035,298)		9,035,298

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp. 0.12% (H), dated 09/29/2017, to be repurchased at $18,885,647 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $19,263,899.	$ 18,885,458	18,885,458

Total Repurchase Agreement (Cost $18,885,458)		18,885,458

Total Investments (Cost $1,686,408,566)		1,877,142,197
Net Other Assets (Liabilities) - (6.1)%		(108,667,994)

Net Assets - 100.0%		$ 1,768,474,203

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	63	12/15/2017	$7,843,528	$7,925,715	$82,187	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,084,169,885	$—	$—	$1,084,169,885
Preferred Stocks	554,914	—	—	554,914
Asset-Backed Securities	—	58,214,183	—	58,214,183
Corporate Debt Securities	—	277,181,440	—	277,181,440
Foreign Government Obligations	—	7,436,931	—	7,436,931
Mortgage-Backed Securities	—	62,507,478	—	62,507,478
Municipal Government Obligations	—	4,896,828	—	4,896,828
U.S. Government Agency Obligations	—	109,399,212	—	109,399,212
U.S. Government Obligations	—	141,500,066	—	141,500,066
Commercial Paper	—	87,058,803	—	87,058,803
Short-Term U.S. Government Obligations	—	16,301,701	—	16,301,701
Securities Lending Collateral	9,035,298	—	—	9,035,298
Repurchase Agreement	—	18,885,458	—	18,885,458

Total Investments	$1,093,760,097	$783,382,100	$—	$1,877,142,197

Other Financial Instruments
Futures Contracts (K)	$82,187	$—	$—	$82,187

Total Other Financial Instruments	$82,187	$—	$—	$82,187

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,848,424. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $173,857,754, representing 9.8% of the Portfolio’s net assets.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rates disclosed reflect the yields at September 30, 2017.
(I)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $512,591.
(J)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
International Alternative Funds - 31.5%
Transamerica Global Multifactor Macro (A)	30,584	$ 275,260
Transamerica Unconstrained Bond (A)	36,064	367,132

		642,392

International Equity Funds - 6.8%
Transamerica Developing Markets Equity (A)	2,810	33,472
Transamerica Emerging Markets Equity (A)	3,343	36,107
Transamerica Global Real Estate Securities (A)	4,898	68,917

		138,496

International Fixed Income Funds - 16.3%
Transamerica Emerging Markets Debt (A)	11,865	130,397
Transamerica Inflation Opportunities (A)	19,981	200,605

		331,002

U.S. Alternative Funds - 32.0%
Transamerica Arbitrage Strategy Liquidating Trust (B) (C) (D) (E) (F)	101	982
Transamerica Event Driven (A)	22,386	229,906

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Alternative Funds (continued)
Transamerica Long/Short Strategy (A)	32,135	$ 213,056
Transamerica Managed Futures Strategy (A)	27,628	208,592

		652,536

U.S. Fixed Income Funds - 7.7%
Transamerica Core Bond (A)	3,260	32,531
Transamerica High Yield Bond (A)	13,070	123,383

		155,914

U.S. Mixed Allocation Fund - 2.6%
Transamerica MLP & Energy Income (A)	6,916	53,181

Total Investment Companies (Cost $2,013,834)		1,973,521

Total Investments (Cost $2,013,834)		1,973,521
Net Other Assets (Liabilities) - 3.1%		63,637

Net Assets - 100.0%		$ 2,037,158

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,972,539	$—	$—	$1,972,539

Total	$1,972,539	$—	$—	$1,972,539

Investment Companies Measured at Net Asset Value (H)				982

Total Investments				$1,973,521

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Issuer is affiliated with the Portfolio’s investment manager.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $982, representing less than 0.1% of the Portfolio’s net assets.
(E)	Illiquid security. At September 30, 2017, the value of such securities amounted to $982 or less than 0.1% of the Portfolio’s net assets.
(F)	Restricted security. At September 30, 2017, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$1,012	$982	0.0	%(I)

(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(I)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.4%
Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 2.02% (A), 05/25/2034	$ 547,186	$ 548,378
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.41% (A), 04/25/2026 (B)	700,000	701,599
Babson CLO, Ltd.
Series 2014-IIA, Class AR,
3-Month LIBOR + 1.15%, 2.45% (A), 10/17/2026 (B)	400,000	401,500
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 2.20% (A), 10/29/2025 (B)	700,000	700,079
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
3-Month LIBOR + 1.15%, 2.47% (A), 07/27/2026 (B)	1,500,000	1,506,813
Series 2014-5A, Class A1R,
3-Month LIBOR + 1.14%, 2.44% (A), 10/16/2025 (B)	600,000	602,004
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR,
3-Month LIBOR + 1.21%, 2.53% (A), 07/27/2026 (B)	700,000	702,365
Colony Starwood Homes Trust
Series 2016-1A, Class A,
1-Month LIBOR + 1.50%, 2.74% (A), 07/17/2033 (B)	1,094,677	1,109,228
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.45% (A), 01/16/2026 (B)	1,800,000	1,800,801
Denali Capital CLO XI, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.15%, 2.46% (A), 04/20/2027 (B)	1,200,000	1,201,847
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
3-Month LIBOR + 1.20%, 2.50% (A), 01/15/2025 (B)	1,367,571	1,367,571
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, Zero Coupon (A), 10/15/2027 (B) (C) (D)	1,400,000	1,400,000
FFMLT Trust
Series 2005-FF2, Class M3,
1-Month LIBOR + 0.72%, 1.96% (A), 03/25/2035	18,730	18,758
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 2.12% (A), 03/25/2035	400,000	402,783

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 2.43% (A), 01/20/2026 (B)	$ 1,600,000	$ 1,601,107
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	2,200,000	2,183,062
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.41% (A), 10/22/2025 (B)	1,300,000	1,300,679
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.24%, 2.54% (A), 10/17/2025 (B)	800,000	802,005
KVK CLO, Ltd.
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 2.45% (A), 01/15/2026 (B)	700,000	700,311
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.94% (A), 12/26/2031 (B)	56,143	56,068
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 2.44% (A), 07/20/2026 (B)	800,000	803,475
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.53% (A), 10/20/2026 (B)	700,000	701,628
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
3-Month LIBOR + 1.13%, 2.43% (A), 01/17/2026 (B)	700,000	700,698
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 2.19% (A), 11/25/2065 (B)	664,806	666,445
Progress Residential Trust
Series 2016-SFR1, Class A,
1-Month LIBOR + 1.50%, 2.73% (A), 09/17/2033 (B)	991,879	1,006,951
SHACKLETON CLO, Ltd.
Series 2013-4A, Class AR,
3-Month LIBOR + 1.12%, 2.42% (A), 01/13/2025 (B)	300,000	300,197
SLC Private Student Loan Trust
Series 2006-A, Class A5,
3-Month LIBOR + 0.17%, 1.47% (A), 07/15/2036	20,502	20,502
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 2.68% (A), 02/17/2032 (B)	1,900,000	1,964,128

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 1.78% (A), 11/15/2023 (B)	$ 749,394	$ 751,109
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.18%, 2.48% (A), 04/18/2026 (B)	300,000	300,463
TICP CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.18%, 2.49% (A), 01/20/2027 (B)	800,000	801,354
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	308,403	308,233
Series 2016-B, Class A2B,
1-Month LIBOR + 0.25%, 1.48% (A), 10/15/2018	205,602	205,634
Venture XVI CLO, Ltd.
Series 2014-16A, Class A1R,
3-Month LIBOR + 1.12%, 2.42% (A), 04/15/2026 (B)	700,000	700,460
Westlake Automobile Receivables Trust
Series 2016-3A, Class A2A,
1.42%, 10/15/2019 (B)	959,950	959,452

Total Asset-Backed Securities (Cost $29,003,827)		29,297,687

CERTIFICATES OF DEPOSIT - 0.3%
Banks - 0.3%
Barclays Bank PLC
1.94% (A), 09/04/2018	1,500,000	1,500,000
Sumitomo Mitsui Trust Bank, Ltd.
3-Month LIBOR + 0.71%, 2.01% (A), 10/06/2017	400,000	400,000

Total Certificates of Deposit (Cost $1,900,000)		1,900,000

CORPORATE DEBT SECURITIES - 34.4%
Aerospace & Defense - 0.0% (E)
Rolls-Royce PLC
3.63%, 10/14/2025 (B)	200,000	206,857

Air Freight & Logistics - 0.0% (E)
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	100,965

Airlines - 1.0%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	1,161,170	1,196,005
American Airlines Pass-Through Trust
3.00%, 04/15/2030	600,000	595,500
3.25%, 04/15/2030	200,000	197,760
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	41,116	43,069
5.50%, 04/29/2022	34,022	35,553
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	3,026,455	3,086,984
United Airlines Pass-Through Trust
2.88%, 04/07/2030	900,000	883,710
3.10%, 04/07/2030	900,000	889,011

		6,927,592

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 11.1%
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	$ 2,300,000	$ 2,393,356
Bank of America Corp.
2.63%, 10/19/2020, MTN	950,000	960,153
5.70%, 01/24/2022	4,800,000	5,403,072
6.88%, 04/25/2018, MTN	220,000	226,332
Bank of America NA
1.75%, 06/05/2018	1,210,000	1,211,288
Bank of Montreal
1.75%, 06/15/2021 (B)	1,600,000	1,571,676
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3-Month LIBOR + 0.55%, 1.87% (A), 03/05/2018 (B)	900,000	901,470
2.30%, 03/05/2020 (B)	350,000	350,806
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,202,514
4.34%, 01/10/2028	600,000	619,497
Citigroup, Inc.
3-Month LIBOR + 0.86%, 2.18% (A), 12/07/2018	1,310,000	1,318,410
2.40%, 02/18/2020	4,800,000	4,835,763
4.40%, 06/10/2025	1,200,000	1,263,300
Citizens Bank NA
2.30%, 12/03/2018, MTN	300,000	301,123
Cooperatieve Rabobank UA
3.75%, 07/21/2026	1,000,000	1,014,543
3.88%, 02/08/2022	2,500,000	2,650,307
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,452,125
HSBC Holdings PLC
5.10%, 04/05/2021	280,000	304,373
HSBC USA, Inc.
3-Month LIBOR + 0.61%, 1.92% (A), 11/13/2019	460,000	461,959
2.38%, 11/13/2019	550,000	553,916
2.75%, 08/07/2020	1,770,000	1,801,807
ING Bank NV
3-Month LIBOR + 0.55%, 1.87% (A), 03/16/2018 (B)	900,000	901,712
JPMorgan Chase & Co.
2.75%, 06/23/2020	4,500,000	4,584,903
3.25%, 09/23/2022	200,000	206,764
3.90%, 07/15/2025	215,000	226,367
JPMorgan Chase Bank NA
6.00%, 10/01/2017	260,000	260,000
Lloyds Banking Group PLC
5.30%, 12/01/2045	200,000	234,096
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	753,797
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 3.20% (A), 03/01/2021	2,400,000	2,497,012
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	201,865
MUFG Americas Holdings Corp.
3-Month LIBOR + 0.57%, 1.88% (A), 02/09/2018	114,000	114,148
2.25%, 02/10/2020	41,000	41,076

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
National Australia Bank, Ltd.
1.38%, 07/12/2019	$ 1,600,000	$ 1,588,306
Nykredit Realkredit A/S
1.00%, 10/01/2017 - 04/01/2018, MTN	DKK 17,600,000	2,799,287
1.00%, 01/01/2018	600,000	95,534
2.00%, 10/01/2017 - 04/01/2018	13,900,000	2,220,299
Realkredit Danmark A/S
1.00%, 01/01/2018 - 04/01/2018, MTN	19,200,000	3,068,992
2.00%, 01/01/2018 - 04/01/2018	4,500,000	722,105
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (F)	$ 1,000,000	1,108,750
Santander Holdings USA, Inc.
2.70%, 05/24/2019	1,500,000	1,511,832
3-Month LIBOR + 1.45%, 2.77% (A), 11/24/2017	1,500,000	1,502,970
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,683,210
3.13%, 01/08/2021	200,000	203,524
Santander UK PLC
2.38%, 03/16/2020	3,400,000	3,425,712
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (G)	400,000	415,536
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (F) (G)	EUR 700,000	986,674
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 1,790,000	1,808,569
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	400,000	379,920
Swedbank AB
2.20%, 03/04/2020 (B)	1,190,000	1,192,094
Wells Fargo & Co.
3-Month LIBOR + 0.40%, 1.72% (A), 09/14/2018	900,000	902,568
2.50%, 03/04/2021	400,000	402,743
2.55%, 12/07/2020, MTN	160,000	161,841
2.60%, 07/22/2020, MTN	2,975,000	3,016,759
3.00%, 02/19/2025, MTN	500,000	496,475
Fixed until 05/27/2027, 3.58% (A), 05/22/2028, MTN	500,000	506,073
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	2,400,000	2,402,076

		74,421,379

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	3,500,000	3,620,793
PepsiCo, Inc.
4.00%, 05/02/2047	700,000	727,302

		4,348,095

Biotechnology - 0.4%
AbbVie, Inc.
2.90%, 11/06/2022	2,400,000	2,433,863
3.20%, 11/06/2022	100,000	102,539

		2,536,402

Building Products - 0.0% (E)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	146,843

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued) (E)
Masco Corp.
4.45%, 04/01/2025	$ 40,000	$ 42,696
Owens Corning
4.20%, 12/01/2024	50,000	52,663

		242,202

Capital Markets - 2.4%
Brighthouse Holdings LLC
6.50% (H), 07/27/2037 (B) (D) (F)	300,000	319,500
Credit Suisse AG
3-Month LIBOR + 0.68%, 2.00% (A), 04/27/2018	1,260,000	1,264,246
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	2,900,000	2,954,006
Deutsche Bank AG
4.25%, 10/14/2021	600,000	628,533
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	143,939
3.85%, 07/08/2024, MTN	4,700,000	4,890,294
6.15%, 04/01/2018	280,000	286,118
Lazard Group LLC
3.75%, 02/13/2025	81,000	82,616
Moody’s Corp.
2.75%, 07/15/2019	200,000	202,778
5.25%, 07/15/2044	100,000	117,203
Morgan Stanley
4.00%, 07/23/2025, MTN	140,000	147,597
5.50%, 07/24/2020, MTN	4,100,000	4,453,869
6.63%, 04/01/2018, MTN	200,000	204,888
S&P Global, Inc.
4.40%, 02/15/2026	80,000	86,199

		15,781,786

Chemicals - 0.0% (E)
Solvay Finance America LLC
3.40%, 12/03/2020 (B)	200,000	206,399

Commercial Services & Supplies - 0.3%
ADT Corp.
4.13%, 06/15/2023	40,000	40,700
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	40,000	39,785
7.00%, 10/15/2037 (B)	300,000	394,603
Republic Services, Inc.
2.90%, 07/01/2026	800,000	783,645
3.55%, 06/01/2022	1,000,000	1,042,562

		2,301,295

Consumer Finance - 1.8%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 1.81% (A), 08/15/2019, MTN	700,000	703,277
3-Month LIBOR + 0.78%, 2.09% (A), 11/05/2018, MTN	170,000	171,355
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	800,000	793,448
3-Month LIBOR + 0.42%, 1.74% (A), 03/02/2018 (B)	800,000	800,778
General Motors Financial Co., Inc.
3.20%, 07/13/2020	317,000	324,642
3.50%, 07/10/2019	200,000	204,840
3.70%, 11/24/2020	1,590,000	1,646,098

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Hyundai Capital America
2.50%, 03/18/2019 (B)	$ 800,000	$ 800,561
Synchrony Financial
2.60%, 01/15/2019	1,570,000	1,580,055
2.70%, 02/03/2020	41,000	41,263
4.50%, 07/23/2025	1,780,000	1,856,602
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	800,000	796,419
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	2,100,000	2,100,883

		11,820,221

Diversified Consumer Services - 0.5%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,200,000	3,354,025

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 07/01/2022	150,000	160,775
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 3,400,000	547,568
2.00%, 10/01/2017 - 01/01/2018	9,700,000	1,547,407
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$ 744,000	751,832
4.42%, 11/15/2035	400,000	434,959
Helios Leasing I LLC
1.56%, 09/28/2024	121,439	118,182
LeasePlan Corp. NV
2.50%, 05/16/2018 (B)	300,000	300,374
3.00%, 10/23/2017 (B)	250,000	250,156
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN	DKK 2,600,000	412,723
2.00%, 10/01/2017 - 04/01/2018	17,500,000	2,780,697
Protective Life Global Funding
3-Month LIBOR + 0.55%, 1.87% (A), 06/08/2018 (B)	$ 800,000	802,562
2.70%, 11/25/2020 (B)	1,590,000	1,604,067
Tagua Leasing LLC
1.58%, 11/16/2024	125,663	122,482

		9,833,784

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3-Month LIBOR + 0.93%, 2.26% (A), 06/30/2020	170,000	172,302
3.40%, 05/15/2025	150,000	147,960
3.80%, 03/15/2022	1,100,000	1,145,835
3.90%, 08/14/2027	900,000	901,752
4.90%, 08/14/2037	1,000,000	1,010,646
5.25%, 03/01/2037	900,000	947,140
Verizon Communications, Inc.
3.38%, 02/15/2025 (B)	996,000	999,462
4.15%, 03/15/2024	1,600,000	1,693,977
4.52%, 09/15/2048	1,600,000	1,549,074

		8,568,148

Electric Utilities - 1.6%
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,466,094
Duke Energy Corp.
3.75%, 04/15/2024	200,000	209,183
3.95%, 10/15/2023	500,000	529,671
4.80%, 12/15/2045	1,600,000	1,781,485

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Electricite de France SA
3.63%, 10/13/2025 (B)	$ 1,500,000	$ 1,541,788
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	154,490
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,300,000	1,254,504
Exelon Corp.
3.40%, 04/15/2026	1,600,000	1,608,880
IPALCO Enterprises, Inc.
3.70%, 09/01/2024 (B)	400,000	400,979
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (D)	200,000	205,212
Pacific Gas & Electric Co.
3.50%, 06/15/2025	40,000	41,283
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,314,280

		10,507,849

Electrical Equipment - 0.0% (E)
Eaton Corp.
2.75%, 11/02/2022	125,000	125,865
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	151,243

		277,108

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	500,000	494,376
Flex, Ltd.
4.75%, 06/15/2025	50,000	54,042

		548,418

Energy Equipment & Services - 0.3%
Energy Transfer, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023 (I)	1,900,000	1,991,070

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	306,236
4.30%, 01/15/2026	800,000	836,800
4.50%, 07/30/2029	700,000	737,149
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,383,860
3.50%, 01/31/2023	100,000	103,444
4.00%, 06/01/2025	1,250,000	1,292,501
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	412,922
5.25%, 01/15/2023	1,600,000	1,771,206
Digital Realty Trust, LP
3.95%, 07/01/2022	1,830,000	1,929,521
Federal Realty Investment Trust
3.63%, 08/01/2046	250,000	225,925
iStar, Inc.
4.00%, 11/01/2017	100,000	100,080
Prologis, LP
3.75%, 11/01/2025	40,000	41,859
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 2.07% (A), 04/16/2019, MTN (G)	600,000	603,355
WP Carey, Inc.
4.60%, 04/01/2024	800,000	838,211

		10,583,069

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.0% (E)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	$ 90,856	$ 92,427

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	50,000	51,746
4.38%, 06/01/2046	500,000	493,717
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	300,000	329,925

		875,388

Gas Utilities - 0.2%
National Fuel Gas Co.
5.20%, 07/15/2025	120,000	128,613
ONE Gas, Inc.
2.07%, 02/01/2019	900,000	901,303

		1,029,916

Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,467,248
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,656,369
3.15%, 04/01/2022	80,000	81,453
3.55%, 04/01/2025	80,000	80,777

		3,285,847

Health Care Providers & Services - 0.3%
Aetna, Inc.
3.50%, 11/15/2024	50,000	52,177
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	710,618
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	325,487
Humana, Inc.
4.80%, 03/15/2047	400,000	445,427
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	41,000	41,814
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	662,389

		2,237,912

Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC
6.25%, 10/01/2039	200,000	220,264

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	264,690
4.50%, 03/11/2044	100,000	111,941

		376,631

Insurance - 1.9%
Brighthouse Financial, Inc.
4.70%, 06/22/2047 (B)	200,000	195,373
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	90,000	92,270
First American Financial Corp.
4.30%, 02/01/2023 (I)	100,000	103,307
4.60%, 11/15/2024	50,000	51,442
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	300,000	301,077
2.60%, 12/09/2020 (B)	1,580,000	1,596,111

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	$ 50,000	$ 52,200
MetLife, Inc.
4.05%, 03/01/2045	40,000	40,661
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	249,474
2.50%, 12/03/2020 (B)	1,820,000	1,835,716
New York Life Global Funding
3-Month LIBOR + 0.40%, 1.70% (A), 04/06/2018 (B)	1,200,000	1,202,328
Pricoa Global Funding I
2.20%, 05/16/2019 (B)	200,000	200,874
2.55%, 11/24/2020 (B)	1,590,000	1,607,796
Principal Life Global Funding II
3-Month LIBOR + 0.50%, 1.82% (A), 12/01/2017 (B)	1,300,000	1,300,954
2.20%, 04/08/2020 (B)	1,300,000	1,302,722
3.00%, 04/18/2026 (B)	500,000	496,303
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	200,000	200,217
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	210,000	210,842
2.50%, 04/24/2019 (B)	100,000	100,627
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	1,200,000	1,240,202
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	98,991
XLIT, Ltd.
4.45%, 03/31/2025	40,000	40,960

		12,520,447

Internet & Direct Marketing Retail - 0.0% (E)
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	201,851

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	28,000	29,283
4.50%, 10/15/2022	819,000	884,870

		914,153

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	80,000	80,355
3.30%, 02/15/2022	110,000	113,752
4.15%, 02/01/2024	1,600,000	1,707,741

		1,901,848

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	451,752

Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (B) (D)	800,000	809,524
4.46%, 07/23/2022	2,000,000	2,116,053
5.38%, 05/01/2047 (B)	800,000	831,093
Comcast Corp.
4.40%, 08/15/2035	50,000	54,209
4.75%, 03/01/2044	2,400,000	2,682,908
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	100,000	100,874

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Discovery Communications LLC
5.00%, 09/20/2037	$ 500,000	$ 507,706
SES SA
3.60%, 04/04/2023 (B)	200,000	202,280
Sky PLC
3.13%, 11/26/2022 (B)	80,000	80,709
3.75%, 09/16/2024 (B)	200,000	205,203

		7,590,559

Multi-Utilities - 0.4%
DTE Electric Co.
3.70%, 06/01/2046	1,700,000	1,670,422
E.ON International Finance BV
6.65%, 04/30/2038 (B) (D)	666,000	864,847
Sempra Energy
2.88%, 10/01/2022	150,000	150,511

		2,685,780

Oil, Gas & Consumable Fuels - 1.6%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	500,000	514,410
BP Capital Markets PLC
3-Month LIBOR + 0.43%, 1.73% (A), 02/13/2018	450,000	450,597
Cimarex Energy Co.
3.90%, 05/15/2027	700,000	712,693
Concho Resources, Inc.
3.75%, 10/01/2027	600,000	602,669
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (G)	400,000	439,891
Energy Transfer, LP
4.05%, 03/15/2025	400,000	405,537
4.75%, 01/15/2026	100,000	105,267
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	214,900
Pioneer Natural Resources Co.
7.50%, 01/15/2020	650,000	723,357
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	100,000	97,690
Rosneft Finance SA
7.88%, 03/13/2018, MTN (G)	200,000	204,608
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,891,205
Shell International Finance BV
4.00%, 05/10/2046	800,000	809,109
Statoil ASA
3.25%, 11/10/2024	1,800,000	1,849,883
TransCanada PipeLines, Ltd.
7.63%, 01/15/2039	400,000	586,990
TransCanada Trust
Fixed until 03/15/2027, 5.30% (A), 03/15/2077	300,000	307,125
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	40,286
3.70%, 03/15/2028 (B)	700,000	694,146

		10,650,363

Pharmaceuticals - 0.4%
Allergan Funding SCS
3.85%, 06/15/2024	100,000	104,321
Baxalta, Inc.
3.60%, 06/23/2022	50,000	51,809

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
ELI Lilly & Co.
3.10%, 05/15/2027	$ 500,000	$ 502,889
Johnson & Johnson
3.63%, 03/03/2037	800,000	831,316
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	300,000	298,133
3.20%, 09/23/2026	500,000	492,909
Zoetis, Inc.
3.00%, 09/12/2027	700,000	691,668

		2,973,045

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	1,300,000	1,373,302
5.15%, 09/01/2043	200,000	237,987
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	395,798
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	100,499
Kansas City Southern
4.95%, 08/15/2045	500,000	556,541
Union Pacific Corp.
4.10%, 09/15/2067	300,000	300,662

		2,964,789

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
4.10%, 05/11/2047	900,000	951,572

Software - 0.3%
Adobe Systems, Inc.
3.25%, 02/01/2025	41,000	42,137
Autodesk, Inc.
4.38%, 06/15/2025	100,000	106,129
Microsoft Corp.
4.10%, 02/06/2037	800,000	866,973
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,260,489

		2,275,728

Specialty Retail - 0.5%
AutoNation, Inc.
4.50%, 10/01/2025	50,000	52,832
Lowe’s Cos., Inc.
3.70%, 04/15/2046	2,800,000	2,716,150
QVC, Inc.
4.45%, 02/15/2025	300,000	304,300
4.85%, 04/01/2024	100,000	103,562

		3,176,844

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
3-Month LIBOR + 0.30%, 1.61% (A), 05/06/2019	400,000	401,596
2.85%, 05/11/2024	300,000	303,643
2.90%, 09/12/2027	400,000	397,039
3.20%, 05/11/2027	400,000	407,246
3.35%, 02/09/2027	400,000	411,834
3.75%, 09/12/2047	300,000	295,948
4.65%, 02/23/2046	400,000	453,198

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	$ 1,100,000	$ 1,376,648
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	367,000	367,017

		4,414,169

Tobacco - 0.6%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	1,300,000	1,334,073
BAT International Finance PLC
3.50%, 06/15/2022 (B)	50,000	51,627
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	207,953
4.25%, 07/21/2025 (B)	1,790,000	1,888,057
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	52,820
4.85%, 09/15/2023	100,000	109,756

		3,644,286

Trading Companies & Distributors - 0.1%
GATX Corp.
3.25%, 09/15/2026	400,000	394,036

Transportation Infrastructure - 0.0% (E)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	50,000	49,873

Water Utilities - 0.0% (E)
American Water Capital Corp.
3.40%, 03/01/2025	50,000	51,660

Wireless Telecommunication Services - 0.0% (E)
T-Mobile USA, Inc.
6.00%, 03/01/2023	104,000	109,590
6.38%, 03/01/2025	104,000	111,977

		221,567

Total Corporate Debt Securities (Cost $225,592,522)		230,709,371

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Brazil - 0.1%
Brazil Government International Bond
5.63%, 02/21/2047 (I)	600,000	606,000

Canada - 0.4%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,196,013
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,683,878

		2,879,891

Japan - 0.9%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	3,900,000	3,813,653
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,560,092

		6,373,745

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	800,000	822,800

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Korea - 0.2%
Export-Import Bank of Korea
1.93%, 02/24/2020 (B)	CAD 400,000	$ 314,024
3-Month LIBOR + 0.70%, 2.02% (A), 05/26/2019	$ 800,000	801,680

		1,115,704

Saudi Arabia - 0.1%
Saudi Government International Bond
4.63%, 10/04/2047 (B) (C)	600,000	602,176

Total Foreign Government Obligations (Cost $12,445,246)		12,400,316

MORTGAGE-BACKED SECURITIES - 1.9%
ALBA PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.50% (A), 04/24/2049 (C) (G)	GBP 497,555	670,140
Auburn Securities 4 PLC
Series 4, Class A2,
1-Month GBP LIBOR + 0.40%, 0.65% (A), 10/01/2041 (G)	473,190	626,119
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 1.68% (A), 07/25/2035	$ 30,831	31,055
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 2.11% (A), 07/15/2034 (B)	2,900,000	2,901,803
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 1.84% (A), 05/25/2035	66,162	61,634
Countrywide Commercial Mortgage Trust
Series 2007-MF1, Class A,
6.46% (A), 11/12/2043 (B)	257,453	257,085
Dukinfield PLC
Series 1, Class A,
3-Month GBP LIBOR + 1.00%, 1.28% (A), 08/15/2045 (G)	GBP 284,530	382,360
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.45% (A), 12/10/2044 (G)	381,602	503,225
Gemgarto PLC
Series 2015-1, Class A,
3-Month GBP LIBOR + 0.95%, 1.23% (A), 02/16/2047 (G)	43,552	58,453
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	$ 1,308,400	1,323,687

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 1.92% (A), 04/25/2028	$ 673,929	$ 648,200
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,641,874
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.16% (A), 12/15/2048	1,902,850	81,780
Morgan Stanley Capital I Trust
Series 2007-HQ13, Class A3,
5.57%, 12/15/2044	368,908	369,243
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 1.76% (A), 05/25/2035	155,743	156,328
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.47% (A), 06/10/2043 (G)	GBP 754,987	998,725
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 1.48% (A), 03/25/2035	$ 521,913	490,802
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.49% (A), 06/10/2059 (G)	GBP 862,128	1,107,939
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.04% (A), 06/10/2059 (G)	165,775	206,308
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.64% (A), 06/10/2059 (G)	198,752	251,127
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.84% (A), 06/10/2059 (G)	155,972	194,367

Total Mortgage-Backed Securities (Cost $13,006,629)		12,962,254

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	$ 200,000	284,100
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	288,854
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	440,700

		1,013,654

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.2%
City of Chicago, General Obligation Unlimited
Series B,
6.31%, 01/01/2044	$ 700,000	$ 749,602
7.05%, 01/01/2029	500,000	552,135

		1,301,737

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	450,000	425,534

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	395,000	384,939

New York - 0.0% (E)
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	200,000	223,510

Utah - 0.0% (E)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 1.99% (A), 12/26/2031	59,846	59,918

West Virginia - 0.0% (E)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	230,000	224,450

Total Municipal Government Obligations (Cost $3,383,407)		3,633,742

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (K)	14,450,000	14,367,230
2.38%, 01/13/2022 (K)	10,800,000	10,991,624
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 1.90% (A), 02/25/2023	1,669,693	1,676,232
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.58% (A), 01/15/2038	2,037,049	2,027,751
1-Month LIBOR + 0.40%, 1.63% (A), 02/15/2041 - 09/15/2045	1,531,358	1,535,793
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.50% (A), 01/15/2038	2,037,049	96,142
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) *1-Month LIBOR + 5.89%, 4.66% (A), 09/15/2043	1,976,920	413,471
Federal National Mortgage Association
1.88%, 09/18/2018	1,400,000	1,406,787
3.50%, 06/01/2045	423,710	437,121
3.50%, TBA (C)	15,500,000	15,921,708
3.70%, 09/01/2034	952,313	1,007,231
4.50%, 04/01/2028 - 10/01/2041	688,339	741,848

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 1.81% (A), 06/25/2041	$ 1,316,346	$ 1,330,876
1-Month LIBOR + 0.75%, 1.99% (A), 05/25/2040	1,101,697	1,115,359
1-Month LIBOR + 0.85%, 2.09% (A), 11/25/2039	3,451,067	3,521,494
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	1,138,783	107,564
Financing Corp., Principal Only STRIPS
Series 1P,
05/11/2018	600,000	594,747
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.03% (A), 05/20/2066 - 06/20/2066	4,353,480	4,386,576

Total U.S. Government Agency Obligations (Cost $61,397,340)		61,679,554

U.S. GOVERNMENT OBLIGATIONS - 34.2%
U.S. Treasury - 32.8%
U.S. Treasury Bond
2.75%, 08/15/2047	300,000	293,484
2.88%, 11/15/2046 (K)	1,598,000	1,603,680
3.00%, 11/15/2045	70,000	72,004
3.00%, 05/15/2047 (C) (K)	1,435,000	1,476,593
3.38%, 05/15/2044 (K)	500,000	551,113
4.25%, 05/15/2039 (K)	5,100,000	6,379,981
4.38%, 11/15/2039	1,400,000	1,781,391
4.50%, 08/15/2039 (K)	31,200,000	40,339,406
U.S. Treasury Bond, Principal Only STRIPS
02/15/2043	9,200,000	4,408,336
U.S. Treasury Note
1.25%, 04/30/2019 (K)	3,400,000	3,390,172
1.38%, 05/31/2021 (K) (L)	740,000	729,998
1.63%, 02/15/2026 (K) (L)	1,580,000	1,502,234
1.75%, 01/31/2023	400,000	395,125
1.88%, 03/31/2022 - 07/31/2022 (K)	28,400,000	28,389,063
1.88%, 04/30/2022 (C) (K)	6,800,000	6,793,891
2.00%, 12/31/2021 (K) (L)	4,600,000	4,628,570
2.00%, 02/15/2025 - 11/15/2026 (K)	12,190,000	11,902,731
2.25%, 02/15/2027 (C) (K)	55,980,000	55,641,058
2.25%, 08/15/2027 (I) (K)	44,400,000	44,098,219
2.38%, 05/15/2027 (C) (K)	5,600,000	5,623,188

		220,000,237

U.S. Treasury Inflation-Protected Securities - 1.4%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (K)	5,785,584	5,869,418
U.S. Treasury Inflation-Indexed Note
0.38%, 01/15/2027 - 07/15/2027	3,825,360	3,784,194

		9,653,612

Total U.S. Government Obligations (Cost $230,636,004)		229,653,849

COMMERCIAL PAPER - 0.3%
Consumer Finance - 0.3%
Ford Motor Credit Co.
1.70% (M), 10/05/2017	1,700,000	1,699,610

Total Commercial Paper (Cost $1,699,610)		1,699,610

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 1.5%
Federal Home Loan Bank Discount Notes
1.01% (M), 10/02/2017	$ 10,100,000	$ 10,100,000

Total Short-Term U.S. Government Agency Obligation (Cost $10,099,720)		10,100,000

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
0.98% (M), 11/09/2017 (N)	325,000	324,671
0.99% (M), 11/09/2017	728,000	727,262
1.01% (M), 01/04/2018 (N)	264,000	263,288

Total Short-Term U.S. Government Obligations (Cost $1,315,199)		1,315,221

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (M)	7,748,656	7,748,656

Total Securities Lending Collateral (Cost $7,748,656)		7,748,656

	Principal	Value
REPURCHASE AGREEMENTS - 59.5%
Fixed Income Clearing Corp. 0.12% (M), dated 09/29/2017, to be repurchased at $14,342,598 on 10/02/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $14,633,858.	$ 14,342,454	14,342,454
HSBC Bank PLC 1.23% (M), dated 09/29/2017, to be repurchased at $150,515,426 on 10/02/2017. Collateralized by U.S. Government Obligations, 1.88% - 3.63%, due 02/15/2020 - 08/31/2022, and with a total value of $154,871,841.	150,500,000	150,500,000
Merrill Lynch Pierce Fenner & Smith 1.12% (M), dated 10/02/2017, to be repurchased at $150,004,667 on 10/02/2017. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2044, and with a value of $151,599,471.	150,000,000	150,000,000
RBC Capital Markets LLC 1.22% (M), dated 09/29/2017, to be repurchased at $84,408,581 on 10/02/2017. Collateralized by U.S. Government Obligations, 2.00% - 2.13%, due 08/15/2021 - 11/15/2026, and with a total value of $86,003,510.	84,400,000	84,400,000

Total Repurchase Agreements (Cost $399,242,454)		399,242,454

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

Principal		Value
Total Investments Excluding Purchased Options/Swaptions (Cost $997,470,614)		$ 1,002,342,714
Total Purchased Options/Swaptions - 0.6% (Cost $7,498,642)		4,241,461

Total Investments (Cost $1,004,969,256)		1,006,584,175
Net Other Assets (Liabilities) - (50.1)%		(335,923,635)

Net Assets - 100.0%		$ 670,660,540

REVERSE REPURCHASE AGREEMENTS - (24.7)%
Bank of Nova Scotia 1.22% (M), dated 08/03/2017, to be repurchased at $(23,544,571) on 10/03/2017. Collateralized by U.S. Government Obligations, 0.92% (M) - 4.50%, due 11/09/2017 - 08/15/2039, and Cash with a total value of $(23,365,934).	$ (23,496,000)	(23,496,000)
Bank of Nova Scotia 1.24% (M), dated 08/11/2017, to be repurchased at $(30,964,924) on 10/11/2017. Collateralized by U.S. Government Obligations, 0.92% (M) - 2.00%, due 11/09/2017 - 11/15/2026, and Cash with a total value of $(31,111,898).	(30,900,000)	(30,900,000)
JPMorgan Securities LLC 0.89% (M), dated 09/25/2017, to be repurchased at $(32,605,642) on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(32,476,559).	(32,600,000)	(32,600,000)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

JPMorgan Securities LLC 1.22% (M), dated 08/21/2017, to be repurchased at $(1,331,953) on 10/20/2017. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(1,317,273).

	$ (1,329,250)	$ (1,329,250)
Merrill Lynch Pierce Fenner & Smith 1.27% (M), dated 08/21/2017, to be repurchased at $(1,418,747) on 10/20/2017. Collateralized by a U.S. Government Obligation, 1.88%, due 04/30/2022, and with a value of $(1,409,919).	(1,415,750)	(1,415,750)
Merrill Lynch Pierce Fenner & Smith 1.35% (M), dated 09/19/2017, to be repurchased at $(8,998,222) on 10/03/2017. Collateralized by U.S. Government Obligations, 2.00% - 4.25%, due 11/15/2026 - 05/15/2039, and with a total value of $(8,919,248).	(8,993,500)	(8,993,500)
RBC Capital Markets LLC 1.27% (M), dated 09/07/2017, to be repurchased at $(50,812,662) on 10/12/2017. Collateralized by U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(50,720,041).	(50,750,000)	(50,750,000)
RBS Securities, Inc. 1.28% (M), dated 08/18/2017, to be repurchased at $(16,510,231) on 10/18/2017. Collateralized by a U.S. Government Obligations, 2.88% - 4.50%, due 08/15/2039 - 05/15/2043, and with a total value of $(16,446,230).	(16,474,500)	(16,474,500)

Total Reverse Repurchase Agreements (Cost $165,959,000)		$ (165,959,000)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - 90-Day Eurodollar Futures	USD	98.25	03/19/2018	USD	128,425,050	522	$48,677	$29,363
Put - S&P 500®	USD	2,050.00	06/15/2018	USD	351,198,784	1,394	6,556,720	3,206,200

Total							$6,605,397	$3,235,563

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Call - CMS 2-Year to 10-Year Spread Floor (D)	CITI	USISDA02 - USISDA30	0.15%	11/28/2017	USD 89,700,000	$76,245	$2,811

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30%	10/21/2019	USD	8,600,000	$817,000	$1,003,087

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 3.50%, TBA	CSS	USD	103.64	11/06/2017	USD	26,652,212	25,900,000	$(42,492)	$(28,912)
Put - Federal National Mortgage Association, 3.50%, TBA	CSS	USD	103.05	10/05/2017	USD	26,700,258	25,900,000	(29,340)	(31,041)
Put - Federal National Mortgage Association, 3.50%, TBA	CSS	USD	103.54	10/05/2017	USD	26,287,899	25,500,000	(75,703)	(115,344)

Total								$(147,535)	$(175,297)

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - CMS 2-Year to 10-Year Spread Floor	CITI	USISDA02 - USISDA30	0.04%	11/28/2017	USD 179,400,000	$(77,142)	$(79)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	MLI	3-Month USD-LIBOR	Receive	1.92%	11/07/2017	USD	9,000,000	$(43,200)	$(2,332)
Call - 30-Year	GSB	3-Month USD-LIBOR	Receive	2.52	10/23/2017	USD	3,800,000	(51,490)	(40,814)
Call - 30-Year	MSCS	3-Month USD-LIBOR	Receive	2.52	10/23/2017	USD	600,000	(8,040)	(6,444)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD	43,000,000	(817,000)	(1,132,850)

Total								$(919,730)	$(1,182,440)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 26	1.00%	Quarterly	06/20/2021	USD	800,000	$18,647	$7,932	$10,715
North America Investment Grade Index - Series 28	1.00	Quarterly	06/20/2022	USD	9,900,000	212,472	176,062	36,410

Total						$231,119	$183,994	$47,125

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	5,300,000	$827,198	$628,430	$198,768
3-Month USD-LIBOR	Pay	1.50	Semi-Annually/ Quarterly	06/21/2027	USD	48,900,000	3,261,231	4,060,712	(799,481)
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/ Quarterly	12/21/2026	USD	5,600,000	222,072	310,693	(88,621)
3-Month USD-LIBOR	Receive	2.25	Quarterly/ Semi-Annually	12/16/2022	USD	700,000	11,862	(3,994)	15,856
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/ Quarterly	12/20/2027	USD	38,600,000	(556,346)	(1,380,021)	823,675
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/ Quarterly	12/20/2047	USD	3,700,000	(138,683)	(133,893)	(4,790)
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/ Annually	02/03/2037	EUR	5,100,000	(72,678)	—	(72,678)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/21/2028	GBP	7,300,000	(18,986)	(271,012)	252,026
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	4,600,000	(50,778)	1,339	(52,117)

Total							$3,484,892	$3,212,254	$272,638

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$11,731	$(142,324)	$154,055
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,700,000	(2,379)	(104,366)	101,987

Total							$9,352	$(246,690)	$256,042

Total Return Swap Agreements (R)

Reference Entity	Counterparty	Rate	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	CITI	3-Month USD-LIBOR	Receive	Quarterly	05/23/2018	USD	63,616,557	11,143	$1,523,820	$—	$1,523,820
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	06/07/2018	USD	1,505,272	259	9,605	—	9,605
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	08/22/2018	USD	2,031,508	358	60,680	—	60,680

Total									$1,594,105	$—	$1,594,105

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(330)	06/17/2019	$(80,636,429)	$(80,887,125)	$—	$(250,696)
90-Day Eurodollar	Short	(323)	12/16/2019	(78,812,279)	(79,090,587)	—	(278,308)
5-Year U.S. Treasury Note	Long	43	12/29/2017	5,087,827	5,052,500	—	(35,327)
10-Year U.S. Treasury Note	Short	(158)	12/19/2017	(20,008,797)	(19,799,375)	209,422	—
Euro OAT	Short	(34)	12/07/2017	(6,245,577)	(6,234,241)	11,336	—
German Euro Bund	Short	(33)	12/07/2017	(6,342,974)	(6,279,827)	63,147	—
Russell 2000® Mini Index	Long	450	12/15/2017	31,702,833	33,590,250	1,887,417	—
S&P 500® E-Mini	Long	2,383	12/15/2017	294,381,203	299,793,315	5,412,112	—
U.S. Treasury Bond	Long	74	12/19/2017	11,794,693	11,603,625	—	(191,068)

Total						$7,583,434	$(755,399)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	11/15/2017	USD	1,628,633	JPY	182,200,000	$5,977	$—
BNP	01/02/2018	USD	547,656	DKK	3,668,050	—	(38,275)
BNP	04/03/2018	USD	1,982,850	DKK	13,331,460	—	(159,058)
BOA	04/03/2018	USD	282,741	DKK	1,949,500	—	(30,477)
CITI	10/02/2017	DKK	2,844,000	USD	414,318	37,432	—
CITI	10/03/2017	USD	1,165,523	EUR	977,000	10,618	—
CITI	11/15/2017	USD	3,179,299	JPY	356,800,000	1,672	—
GSB	10/03/2017	USD	505,556	CAD	631,000	—	(168)
GSB	10/03/2017	USD	5,097,911	GBP	3,940,000	—	(182,227)
GSB	10/03/2017	GBP	251,000	USD	341,269	—	(4,895)
GSB	01/02/2018	USD	599,070	DKK	4,123,900	—	(59,678)
GSB	04/03/2018	USD	2,232,284	DKK	15,319,040	—	(228,961)
HSBC	10/02/2017	USD	5,389,629	DKK	35,312,000	—	(219,440)
HSBC	10/03/2017	USD	936,138	DKK	6,142,000	—	(39,534)
HSBC	11/15/2017	USD	1,671,233	JPY	188,100,000	—	(3,967)
HSBC	11/15/2017	JPY	365,600,000	USD	3,293,812	—	(37,813)
HSBC	01/02/2018	USD	1,017,747	DKK	7,061,050	—	(110,179)
JPM	10/02/2017	USD	580,814	DKK	3,780,000	—	(19,614)
JPM	10/03/2017	GBP	2,920,000	USD	3,909,733	3,466	—
JPM	10/03/2017	EUR	2,774,000	USD	3,302,092	—	(22,966)
JPM	11/02/2017	USD	3,913,621	GBP	2,920,000	—	(3,329)
JPM	12/04/2017	USD	6,693,716	KRW	7,604,329,530	49,015	—
JPM	10/01/2018	USD	514,181	DKK	3,490,000	—	(53,169)
JPM	10/01/2018	DKK	56,000	USD	8,685	419	—
SCB	10/03/2017	JPY	736,400,000	USD	6,796,493	—	(251,235)

Total						$108,599	$(1,464,985)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$29,297,687	$—	$29,297,687
Certificates of Deposit	—	1,900,000	—	1,900,000
Corporate Debt Securities	—	230,709,371	—	230,709,371
Foreign Government Obligations	—	12,400,316	—	12,400,316
Mortgage-Backed Securities	—	12,962,254	—	12,962,254
Municipal Government Obligations	—	3,633,742	—	3,633,742
U.S. Government Agency Obligations	—	61,679,554	—	61,679,554
U.S. Government Obligations	—	229,653,849	—	229,653,849
Commercial Paper	—	1,699,610	—	1,699,610
Short-Term U.S. Government Agency Obligation	—	10,100,000	—	10,100,000
Short-Term U.S. Government Obligations	—	1,315,221	—	1,315,221
Securities Lending Collateral	7,748,656	—	—	7,748,656
Repurchase Agreements	—	399,242,454	—	399,242,454
Exchange-Traded Options Purchased	3,235,563	—	—	3,235,563
Over-the-Counter Interest Rate-Capped Options Purchased	—	2,811	—	2,811
Over-the-Counter Interest Rate Swaptions Purchased	—	1,003,087	—	1,003,087

Total Investments	$10,984,219	$995,599,956	$—	$1,006,584,175

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$231,119	$—	$231,119
Centrally Cleared Interest Rate Swap Agreements	—	4,322,363	—	4,322,363
Over-the-Counter Credit Default Swap Agreements	—	11,731	—	11,731
Over-the-Counter Total Return Swap Agreements	—	1,594,105	—	1,594,105
Futures Contracts (T)	7,583,434	—	—	7,583,434
Forward Foreign Currency Contracts (T)	—	108,599	—	108,599

Total Other Financial Instruments	$7,583,434	$6,267,917	$—	$13,851,351

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(165,959,000)	$—	$(165,959,000)
Over-the-Counter Options Written	—	(175,297)	—	(175,297)
Over-the-Counter Interest Rate Rate-Capped Options Written	—	(79)	—	(79)
Over-the-Counter Interest Rate Swaptions Written	—	(1,182,440)	—	(1,182,440)
Centrally Cleared Interest Rate Swap Agreements	—	(837,471)	—	(837,471)
Over-the-Counter Credit Default Swap Agreements	—	(2,379)	—	(2,379)
Futures Contracts (T)	(755,399)	—	—	(755,399)
Forward Foreign Currency Contracts (T)	—	(1,464,985)	—	(1,464,985)

Total Other Financial Instruments	$(755,399)	$(169,621,651)	$—	$(170,377,050)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $94,147,968, representing 14.0% of the Portfolio’s net assets.
(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(D)	Illiquid security. At September 30, 2017, the value of such securities amounted to $4,604,981 or 0.7% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the total value of Regulation S securities is $7,648,827, representing 1.1% of the Portfolio’s net assets.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2017; the maturity date disclosed is the ultimate maturity date.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,595,205. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $1,323,687, representing 0.2% of the Portfolio’s net assets.
(K)	Securities are subject to sale-buyback transactions.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $2,346,603.

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Rates disclosed reflect the yields at September 30, 2017.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $1,292,534.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(S)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services Inc.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMS	Constant Maturity Swap
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USISDA02	USD ICE Swap Rate 2-Year Index
USISDA30	USD ICE Swap Rate 30-Year Index

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.2%
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.41% (A), 04/25/2026 (B)	$ 400,000	$ 400,914
Babson CLO, Ltd.
Series 2014-IIA, Class AR,
3-Month LIBOR + 1.15%, 2.45% (A), 10/17/2026 (B)	300,000	301,125
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 2.44% (A), 01/25/2045	346,384	296,860
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 2.20% (A), 10/29/2025 (B)	400,000	400,045
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
3-Month LIBOR + 1.15%, 2.47% (A), 07/27/2026 (B)	900,000	904,088
Series 2014-5A, Class A1R,
3-Month LIBOR + 1.14%, 2.44% (A), 10/16/2025 (B)	400,000	401,336
Colony Starwood Homes Trust
Series 2016-1A, Class A,
1-Month LIBOR + 1.50%, 2.74% (A), 07/17/2033 (B)	597,097	605,033
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.45% (A), 01/16/2026 (B)	1,200,000	1,200,534
Denali Capital CLO XI, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.15%, 2.46% (A), 04/20/2027 (B)	300,000	300,462
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
3-Month LIBOR + 1.20%, 2.50% (A), 01/15/2025 (B)	854,732	854,732
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 0.00% (A), 10/15/2027 (B) (C) (D)	900,000	900,000
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 2.12% (A), 03/25/2035	300,000	302,087
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 2.43% (A), 01/20/2026 (B)	1,000,000	1,000,692
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	1,200,000	1,190,761

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.41% (A), 10/22/2025 (B)	$ 800,000	$ 800,418
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.24%, 2.54% (A), 10/17/2025 (B)	500,000	501,253
KVK CLO, Ltd.
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 2.45% (A), 01/15/2026 (B)	400,000	400,178
MP CLO V, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.25%, 2.55% (A), 07/18/2026 (B)	600,000	601,197
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.94% (A), 12/26/2031 (B)	37,429	37,378
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 2.44% (A), 07/20/2026 (B)	500,000	502,172
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.53% (A), 10/20/2026 (B)	300,000	300,698
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
3-Month LIBOR + 1.13%, 2.43% (A), 01/17/2026 (B)	400,000	400,399
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 2.19% (A), 11/25/2065 (B)	415,504	416,528
Progress Residential Trust
Series 2016-SFR1, Class A,
1-Month LIBOR + 1.50%, 2.73% (A), 09/17/2033 (B)	595,127	604,171
SHACKLETON CLO, Ltd.
Series 2013-4A, Class AR,
3-Month LIBOR + 1.12%, 2.42% (A), 01/13/2025 (B)	400,000	400,263
SLC Private Student Loan Trust
Series 2006-A, Class A5,
3-Month LIBOR + 0.17%, 1.47% (A), 07/15/2036	10,251	10,251
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 2.68% (A), 02/17/2032 (B)	1,000,000	1,033,752
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 1.78% (A), 11/15/2023 (B)	230,583	231,110

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICP CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.18%, 2.49% (A), 01/20/2027 (B)	$ 500,000	$ 500,846
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	82,241	82,195
Series 2016-B, Class A2B,
1-Month LIBOR + 0.25%, 1.48% (A), 10/15/2018	61,681	61,690
Venture XVI CLO, Ltd.
Series 2014-16A, Class A1R,
3-Month LIBOR + 1.12%, 2.42% (A), 04/15/2026 (B)	400,000	400,263
Westlake Automobile Receivables Trust
Series 2016-3A, Class A2A,
1.42%, 10/15/2019 (B)	299,984	299,829

Total Asset-Backed Securities (Cost $16,510,527)		16,643,260

CERTIFICATES OF DEPOSIT - 0.3%
Banks - 0.3%
Barclays Bank PLC
1.94% (A), 09/04/2018	900,000	900,000
Sumitomo Mitsui Trust Bank, Ltd.
3-Month LIBOR + 0.71%, 2.01% (A), 10/06/2017	200,000	200,000

Total Certificates of Deposit (Cost $1,100,000)		1,100,000

CORPORATE DEBT SECURITIES - 37.0%
Air Freight & Logistics - 0.0% (E)
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	100,965

Airlines - 1.2%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	609,138	627,413
American Airlines Pass-Through Trust
3.00%, 04/15/2030	400,000	397,000
3.25%, 04/15/2030	100,000	98,880
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	41,116	43,069
5.50%, 04/29/2022	34,022	35,553
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,659,669	1,692,862
United Airlines Pass-Through Trust
2.88%, 04/07/2030	500,000	490,950
3.10%, 04/07/2030	500,000	493,895

		3,879,622

Banks - 10.8%
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	1,300,000	1,352,766
Bank of America Corp.
2.63%, 10/19/2020, MTN	560,000	565,985
5.70%, 01/24/2022	2,200,000	2,476,408
6.88%, 04/25/2018, MTN	200,000	205,757
Bank of America NA
1.75%, 06/05/2018	300,000	300,319

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Montreal
1.75%, 06/15/2021 (B)	$ 900,000	$ 884,068
2.55%, 11/06/2022, MTN	200,000	200,238
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3-Month LIBOR + 0.55%, 1.87% (A), 03/05/2018 (B)	200,000	200,327
2.30%, 03/05/2020 (B)	200,000	200,460
Barclays PLC
3.65%, 03/16/2025	500,000	501,047
4.34%, 01/10/2028	400,000	412,998
Citigroup, Inc.
2.05%, 12/07/2018	830,000	831,199
3-Month LIBOR + 0.86%, 2.18% (A), 12/07/2018	370,000	372,375
2.40%, 02/18/2020	2,500,000	2,518,626
4.40%, 06/10/2025	300,000	315,825
Cooperatieve Rabobank UA
3.75%, 07/21/2026	600,000	608,726
3.88%, 02/08/2022	1,300,000	1,378,160
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,373,190
HSBC Holdings PLC
5.10%, 04/05/2021	240,000	260,891
HSBC USA, Inc.
3-Month LIBOR + 0.61%, 1.92% (A), 11/13/2019	100,000	100,426
2.38%, 11/13/2019	180,000	181,281
2.75%, 08/07/2020	1,650,000	1,679,650
ING Bank NV
3-Month LIBOR + 0.55%, 1.87% (A), 03/16/2018 (B)	200,000	200,380
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,900,000	1,935,848
3.25%, 09/23/2022	200,000	206,764
3.90%, 07/15/2025	100,000	105,287
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	340,000
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	251,266
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 3.20% (A), 03/01/2021	1,300,000	1,352,548
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	201,865
MUFG Americas Holdings Corp.
3-Month LIBOR + 0.57%, 1.88% (A), 02/09/2018	24,000	24,031
2.25%, 02/10/2020	15,000	15,028
National Australia Bank, Ltd.
1.38%, 07/12/2019	500,000	496,346
Nykredit Realkredit A/S
1.00%, 10/01/2017 - 04/01/2018, MTN	DKK 5,400,000	858,901
1.00%, 01/01/2018	200,000	31,845
2.00%, 10/01/2017 - 04/01/2018	4,400,000	702,754
Realkredit Danmark A/S
1.00%, 01/01/2018 - 04/01/2018, MTN	6,500,000	1,038,962
2.00%, 01/01/2018 - 04/01/2018	1,500,000	240,736
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (F)	$ 600,000	665,250
Santander Holdings USA, Inc.
2.70%, 05/24/2019	400,000	403,155

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Santander Holdings USA, Inc. (continued)
3-Month LIBOR + 1.45%, 2.77% (A), 11/24/2017	$ 400,000	$ 400,792
Santander UK Group Holdings PLC
2.88%, 10/16/2020	860,000	872,024
3.13%, 01/08/2021	100,000	101,762
Santander UK PLC
2.38%, 03/16/2020	1,700,000	1,712,856
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (G)	400,000	415,536
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (F) (G)	EUR 400,000	563,814
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 860,000	868,921
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	200,000	189,960
Swedbank AB
2.20%, 03/04/2020 (B)	450,000	450,792
Wells Fargo & Co.
3-Month LIBOR + 0.40%, 1.72% (A), 09/14/2018	300,000	300,856
2.55%, 12/07/2020, MTN	80,000	80,920
2.60%, 07/22/2020, MTN	1,650,000	1,673,160
3.00%, 02/19/2025, MTN	200,000	198,590
Fixed until 05/27/2027, 3.58% (A), 05/22/2028, MTN	300,000	303,644
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	700,000	700,606

		34,825,921

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,390,000	1,441,116
PepsiCo, Inc.
4.00%, 05/02/2047	400,000	415,601

		1,856,717

Biotechnology - 0.4%
AbbVie, Inc.
2.90%, 11/06/2022	350,000	354,938
3.20%, 11/06/2022	1,000,000	1,025,387

		1,380,325

Building Products - 0.2%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	430,041
Masco Corp.
4.45%, 04/01/2025	20,000	21,348
Owens Corning
4.20%, 12/01/2024	20,000	21,065

		472,454

Capital Markets - 2.3%
Brighthouse Holdings LLC
6.50% (H), 07/27/2037 (B) (D) (F)	200,000	213,000
Credit Suisse AG
3-Month LIBOR + 0.68%, 2.00% (A), 04/27/2018	300,000	301,011
Credit Suisse Group AG
4.28%, 01/09/2028 (B)	400,000	416,647
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	900,000	916,760
Deutsche Bank AG
4.25%, 10/14/2021	400,000	419,022

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	$ 60,000	$ 61,688
3.85%, 07/08/2024, MTN	2,300,000	2,393,123
6.15%, 04/01/2018	240,000	245,244
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	40,000	40,771
Lazard Group LLC
3.75%, 02/13/2025	30,000	30,598
Morgan Stanley
4.00%, 07/23/2025, MTN	60,000	63,256
5.50%, 07/24/2020, MTN	1,900,000	2,063,988
6.63%, 04/01/2018, MTN	200,000	204,888
S&P Global, Inc.
4.40%, 02/15/2026	40,000	43,100

		7,413,096

Commercial Services & Supplies - 0.4%
ADT Corp.
4.13%, 06/15/2023	40,000	40,700
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	15,000	14,919
7.00%, 10/15/2037 (B)	300,000	394,603
Republic Services, Inc.
2.90%, 07/01/2026	400,000	391,823
3.55%, 06/01/2022	500,000	521,281

		1,363,326

Consumer Finance - 1.5%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 1.81% (A), 08/15/2019, MTN	100,000	100,468
3-Month LIBOR + 0.78%, 2.09% (A), 11/05/2018, MTN	50,000	50,399
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	200,000	198,362
3-Month LIBOR + 0.42%, 1.74% (A), 03/02/2018 (B)	170,000	170,165
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	153,616
3.70%, 11/24/2020	830,000	859,284
Hyundai Capital America
2.50%, 03/18/2019 (B)	500,000	500,351
Synchrony Financial
2.60%, 01/15/2019	830,000	835,316
2.70%, 02/03/2020	15,000	15,096
4.50%, 07/23/2025	860,000	897,010
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	200,000	199,105
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	700,000	700,294

		4,679,466

Diversified Consumer Services - 0.6%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,900,000	1,991,452

Diversified Financial Services - 1.1%
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 1,100,000	177,154
2.00%, 10/01/2017 - 01/01/2018	2,700,000	431,088
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$ 496,000	501,221
4.42%, 11/15/2035	200,000	217,480

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Helios Leasing I LLC
1.56%, 09/28/2024	$ 121,439	$ 118,182
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN	DKK 800,000	126,992
2.00%, 10/01/2017 - 04/01/2018	5,500,000	874,145
Protective Life Global Funding
3-Month LIBOR + 0.55%, 1.87% (A), 06/08/2018 (B)	$ 200,000	200,641
2.70%, 11/25/2020 (B)	830,000	837,343
Tagua Leasing LLC
1.58%, 11/16/2024	125,663	122,483

		3,606,729

Diversified Telecommunication Services - 1.5%
AT&T, Inc.
3-Month LIBOR + 0.93%, 2.26% (A), 06/30/2020	40,000	40,542
3.40%, 05/15/2025	580,000	572,113
3.80%, 03/15/2022	500,000	520,834
3.90%, 08/14/2027	400,000	400,779
4.90%, 08/14/2037	400,000	404,258
5.25%, 03/01/2037	600,000	631,426
Verizon Communications, Inc.
3.38%, 02/15/2025 (B)	697,000	699,423
4.15%, 03/15/2024	700,000	741,115
4.52%, 09/15/2048	848,000	821,009

		4,831,499

Electric Utilities - 1.9%
Appalachian Power Co.
3.40%, 06/01/2025	650,000	666,406
Duke Energy Corp.
3.75%, 04/15/2024	100,000	104,591
3.95%, 10/15/2023	300,000	317,803
4.80%, 12/15/2045	830,000	924,145
Electricite de France SA
3.63%, 10/13/2025 (B)	800,000	822,287
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	102,993
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,100,000	1,061,503
Exelon Corp.
3.40%, 04/15/2026	800,000	804,440
IPALCO Enterprises, Inc.
3.70%, 09/01/2024 (B)	300,000	300,735
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (D)	200,000	205,212
Pacific Gas & Electric Co.
3.50%, 06/15/2025	20,000	20,642
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	788,568

		6,119,325

Electrical Equipment - 0.1%
Eaton Corp.
2.75%, 11/02/2022	250,000	251,730
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	151,243

		402,973

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	$ 300,000	$ 296,625
Flex, Ltd.
4.75%, 06/15/2025	20,000	21,617

		318,242

Energy Equipment & Services - 0.3%
Energy Transfer, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	850,000	940,840

Equity Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	102,078
4.30%, 01/15/2026	1,090,000	1,140,140
4.50%, 07/30/2029	200,000	210,614
American Tower Corp.
3.38%, 10/15/2026	600,000	593,083
4.00%, 06/01/2025	300,000	310,200
4.40%, 02/15/2026	670,000	708,555
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	600,000	613,915
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	211,755
5.25%, 01/15/2023	900,000	996,303
Digital Realty Trust, LP
3.95%, 07/01/2022	860,000	906,770
Federal Realty Investment Trust
3.63%, 08/01/2046	150,000	135,555
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	619,922
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	602,735
Prologis, LP
3.75%, 11/01/2025	20,000	20,930
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 2.07% (A), 04/16/2019, MTN (G)	200,000	201,118
WP Carey, Inc.
4.60%, 04/01/2024	400,000	419,105

		7,792,778

Food & Staples Retailing - 0.1%
Whole Foods Market, Inc.
5.20%, 12/03/2025	410,000	470,743

Food Products - 0.2%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	20,000	20,698
4.38%, 06/01/2046	300,000	296,230
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	200,000	219,950

		536,878

Gas Utilities - 0.1%
National Fuel Gas Co.
5.20%, 07/15/2025	50,000	53,589
ONE Gas, Inc.
2.07%, 02/01/2019	300,000	300,434

		354,023

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp.
3.38%, 05/15/2022	$ 650,000	$ 666,931
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,636,169
3.15%, 04/01/2022	30,000	30,545
3.55%, 04/01/2025	30,000	30,291

		2,363,936

Health Care Providers & Services - 0.4%
Aetna, Inc.
3.50%, 11/15/2024	20,000	20,871
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	473,745
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	216,991
Humana, Inc.
4.80%, 03/15/2047	200,000	222,714
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	15,000	15,298
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	378,508

		1,328,127

Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	110,132

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	140,000	142,525
4.50%, 03/11/2044	100,000	111,942

		254,467

Insurance - 1.9%
Brighthouse Financial, Inc.
4.70%, 06/22/2047 (B)	100,000	97,686
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	40,000	41,009
First American Financial Corp.
4.60%, 11/15/2024	20,000	20,577
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	820,000	828,361
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	20,000	20,880
MetLife, Inc.
4.05%, 03/01/2045	20,000	20,331
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,684
2.30%, 04/10/2019 (B)	100,000	100,697
2.50%, 12/03/2020 (B)	950,000	958,203
New York Life Global Funding
3-Month LIBOR + 0.40%, 1.70% (A), 04/06/2018 (B)	400,000	400,776
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	830,000	839,290
Principal Life Global Funding II
3-Month LIBOR + 0.50%, 1.82% (A), 12/01/2017 (B)	370,000	370,272
2.20%, 04/08/2020 (B)	600,000	601,256
3.00%, 04/18/2026 (B)	300,000	297,782
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	300,000	300,325

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	$ 110,000	$ 110,441
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	800,000	826,801
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	98,991
XLIT, Ltd.
4.45%, 03/31/2025	20,000	20,480

		6,103,842

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	201,851

IT Services - 0.1%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	424,000	458,101

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	40,000	40,178
3.30%, 02/15/2022	40,000	41,364

		81,542

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	301,168

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (B) (D)	500,000	505,953
4.46%, 07/23/2022	1,800,000	1,904,448
5.38%, 05/01/2047 (B)	300,000	311,660
Comcast Corp.
4.40%, 08/15/2035	20,000	21,684
4.75%, 03/01/2044	600,000	670,727
Discovery Communications LLC
5.00%, 09/20/2037	300,000	304,623
Sky PLC
3.13%, 11/26/2022 (B)	80,000	80,709

		3,799,804

Multi-Utilities - 0.5%
DTE Electric Co.
3.70%, 06/01/2046	1,000,000	982,601
E.ON International Finance BV
6.65%, 04/30/2038 (B) (D)	300,000	389,571
Sempra Energy
2.88%, 10/01/2022	150,000	150,511

		1,522,683

Oil, Gas & Consumable Fuels - 2.1%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	300,000	308,646
BP Capital Markets PLC
3-Month LIBOR + 0.43%, 1.73% (A), 02/13/2018	93,000	93,123
Cimarex Energy Co.
3.90%, 05/15/2027	450,000	458,160
Concho Resources, Inc.
3.75%, 10/01/2027	300,000	301,335

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (G)	$ 400,000	$ 439,891
Energy Transfer, LP
4.05%, 03/15/2025	200,000	202,768
4.75%, 01/15/2026	40,000	42,107
Enterprise Products Operating LLC
3.70%, 02/15/2026	870,000	893,520
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	214,900
Rosneft Finance SA
7.88%, 03/13/2018, MTN (G)	200,000	204,608
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,112,474
Shell International Finance BV
4.00%, 05/10/2046	400,000	404,554
Statoil ASA
3.25%, 11/10/2024	800,000	822,170
TransCanada PipeLines, Ltd.
7.63%, 01/15/2039	300,000	440,243
TransCanada Trust
Fixed until 03/15/2027, 5.30% (A), 03/15/2077	200,000	204,750
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	20,143
3.70%, 03/15/2028 (B)	500,000	495,818

		6,659,210

Pharmaceuticals - 0.9%
Allergan Funding SCS
3.85%, 06/15/2024	1,160,000	1,210,128
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,724
ELI Lilly & Co.
3.10%, 05/15/2027	300,000	301,733
Johnson & Johnson
3.63%, 03/03/2037	500,000	519,573
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	200,000	198,755
3.20%, 09/23/2026	300,000	295,745
Zoetis, Inc.
3.00%, 09/12/2027	400,000	395,239

		2,941,897

Road & Rail - 0.6%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	800,000	845,109
5.15%, 09/01/2043	200,000	237,987
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	98,949
Kansas City Southern
4.95%, 08/15/2045	500,000	556,541
Union Pacific Corp.
4.10%, 09/15/2067	200,000	200,442

		1,939,028

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
4.10%, 05/11/2047	500,000	528,651

Software - 0.3%
Adobe Systems, Inc.
3.25%, 02/01/2025	15,000	15,416

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Autodesk, Inc.
4.38%, 06/15/2025	$ 40,000	$ 42,452
Microsoft Corp.
4.10%, 02/06/2037	500,000	541,859
Oracle Corp.
2.95%, 05/15/2025	290,000	292,433

		892,160

Specialty Retail - 0.5%
AutoNation, Inc.
4.50%, 10/01/2025 (I)	20,000	21,133
Lowe’s Cos., Inc.
3.70%, 04/15/2046	1,500,000	1,455,080
QVC, Inc.
4.45%, 02/15/2025	100,000	101,433
4.85%, 04/01/2024	100,000	103,562

		1,681,208

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
3-Month LIBOR + 0.30%, 1.61% (A), 05/06/2019	100,000	100,399
2.85%, 05/11/2024	200,000	202,429
2.90%, 09/12/2027 (I)	300,000	297,779
3.20%, 05/11/2027	200,000	203,623
3.35%, 02/09/2027	300,000	308,876
3.75%, 09/12/2047	200,000	197,299
4.65%, 02/23/2046	200,000	226,599
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	600,000	750,899
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	100,000	100,004

		2,387,907

Tobacco - 0.6%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	800,000	820,968
BAT International Finance PLC
3.50%, 06/15/2022 (B)	20,000	20,651
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	860,000	907,111
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	21,128

		1,769,858

Trading Companies & Distributors - 0.1%
GATX Corp.
3.25%, 09/15/2026	250,000	246,272

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	19,949
3.90%, 03/22/2023 (B)	200,000	207,996

		227,945

Water Utilities - 0.0% (E)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	20,664

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.0% (E)
T-Mobile USA, Inc.
6.00%, 03/01/2023	$ 36,000	$ 37,935
6.38%, 03/01/2025	36,000	38,761

		76,696

Total Corporate Debt Securities (Cost $116,575,169)		119,234,523

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
Brazil - 0.1%
Brazil Government International Bond
5.63%, 02/21/2047 (I)	300,000	303,000

Canada - 0.6%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,196,013
Province of Quebec
2.50%, 04/20/2026	900,000	891,465

		2,087,478

Japan - 1.0%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,754,760
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,476,976

		3,231,736

Kuwait - 0.2%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	500,000	514,250

Republic of Korea - 0.1%
Export-Import Bank of Korea
3-Month LIBOR + 0.70%, 2.02% (A), 05/26/2019	200,000	200,420

Saudi Arabia - 0.1%
Saudi Government International Bond
4.63%, 10/04/2047 (B) (C)	400,000	401,451

Total Foreign Government Obligations (Cost $6,766,166)		6,738,335

MORTGAGE-BACKED SECURITIES - 2.0%
ALBA PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.50% (A), 04/24/2049 (G)	GBP 284,317	382,937
Auburn Securities 4 PLC
Series 4, Class A2,
1-Month GBP LIBOR + 0.40%, 0.65% (A), 10/01/2041 (G)	264,986	350,626
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
3.69% (A), 05/25/2034	$ 19,389	19,548
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 1.68% (A), 07/25/2035	23,637	23,809

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 2.11% (A), 07/15/2034 (B)	$ 1,800,000	$ 1,801,119
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	199,450	202,376
Countrywide Commercial Mortgage Trust
Series 2007-MF1, Class A,
6.46% (A), 11/12/2043 (B)	78,545	78,433
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.45% (A), 12/10/2044 (G)	GBP 190,801	251,613
Gemgarto PLC
Series 2015-1, Class A,
3-Month GBP LIBOR + 0.95%, 1.23% (A), 02/16/2047 (G)	21,776	29,226
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	$ 654,200	661,843
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 1.92% (A), 04/25/2028	362,885	349,031
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	923,554
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.16% (A), 12/15/2048	1,750,622	75,238
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 1.76% (A), 05/25/2035	82,452	82,762
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.47% (A), 06/10/2043 (G)	GBP 224,767	297,330
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.49% (A), 06/10/2059 (G)	493,153	633,762
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.04% (A), 06/10/2059 (G)	95,365	118,683
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.64% (A), 06/10/2059 (G)	114,082	144,145
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.84% (A), 06/10/2059 (G)	89,127	111,067

Total Mortgage-Backed Securities (Cost $6,566,757)		6,537,102

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	$ 200,000	$ 284,100
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	288,854
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	440,700

		1,013,654

Illinois - 0.1%
City of Chicago, General Obligation Unlimited
Series B,
6.31%, 01/01/2044	275,000	294,486
7.05%, 01/01/2029	300,000	331,281

		625,767

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	189,126

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	245,000	238,760

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	200,000	223,510

Utah - 0.0% (E)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 1.99% (A), 12/26/2031	39,897	39,945

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	195,000	190,295

Total Municipal Government Obligations (Cost $2,358,268)		2,521,057

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,307,899
2.38%, 01/13/2022	7,500,000	7,633,072
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 1.90% (A), 02/25/2023	500,908	502,870

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.58% (A), 01/15/2038	$ 1,123,889	$ 1,118,759
1-Month LIBOR + 0.40%, 1.63% (A), 02/15/2041 - 09/15/2045	471,368	472,735
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.50% (A), 01/15/2038	1,123,889	53,044
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) *1-Month LIBOR + 5.89%, 4.66% (A), 09/15/2043	1,200,273	251,036
Federal National Mortgage Association
3.50%, 06/01/2045	338,968	349,697
3.50%, TBA (C)	10,300,000	10,580,232
3.70%, 09/01/2034	476,157	503,615
4.50%, TBA (C)	1,000,000	1,072,188
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 1.81% (A), 06/25/2041	377,961	382,133
1-Month LIBOR + 0.75%, 1.99% (A), 05/25/2040	353,216	357,596
1-Month LIBOR + 0.85%, 2.09% (A), 11/25/2039	1,048,530	1,069,928
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	711,739	67,227
Financing Corp., Principal Only STRIPS
Series 1P,
05/11/2018	600,000	594,747
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.03% (A), 05/20/2066 - 06/20/2066	2,418,599	2,436,986

Total U.S. Government Agency Obligations (Cost $34,437,526)		34,753,764

U.S. GOVERNMENT OBLIGATIONS - 43.2%
U.S. Treasury - 41.1%
U.S. Treasury Bond
2.75%, 08/15/2047	300,000	293,484
2.88%, 11/15/2046 (K)	2,000,000	2,007,109
3.00%, 05/15/2047 (C) (K)	1,100,000	1,131,883
4.25%, 05/15/2039	3,400,000	4,253,320
4.38%, 11/15/2039	2,400,000	3,053,813
4.50%, 08/15/2039 (K)	16,630,000	21,501,421
U.S. Treasury Bond, Principal Only STRIPS
02/15/2043	9,300,000	4,456,252
U.S. Treasury Note
1.25%, 04/30/2019 (K)	2,100,000	2,093,930
1.88%, 03/31/2022 - 07/31/2022 (K)	22,000,000	21,989,551
2.00%, 12/31/2021 (K) (L)	2,200,000	2,213,664
2.00%, 11/15/2026 (K)	6,475,000	6,309,837
2.25%, 02/15/2027 (K)	32,150,000	31,955,342
2.25%, 08/15/2027 (I) (K)	26,300,000	26,121,242
2.38%, 05/15/2027 (K)	5,100,000	5,121,117

		132,501,965

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 2.1%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046	$ 3,099,420	$ 3,144,331
U.S. Treasury Inflation-Indexed Note
0.38%, 01/15/2027 - 07/15/2027	3,816,651	3,777,323

		6,921,654

Total U.S. Government Obligations (Cost $140,449,393)		139,423,619

COMMERCIAL PAPER - 0.2%
Consumer Finance - 0.2%
Ford Motor Credit Co.
1.70% (M), 10/05/2017	500,000	499,885

Total Commercial Paper (Cost $499,885)		499,885

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 1.0%
Federal Home Loan Bank Discount Notes
1.01% (M), 10/03/2017	3,400,000	3,399,908

Total Short-Term U.S. Government Agency Obligation (Cost $3,399,811)		3,399,908

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.99% (M), 11/09/2017 (N)	14,000	13,986
1.10% (M), 01/04/2018 (C) (N)	273,000	272,264

Total Short-Term U.S. Government Obligations (Cost $286,207)		286,250

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (M)	7,892,631	7,892,631

Total Securities Lending Collateral (Cost $7,892,631)		7,892,631

	Principal	Value
REPURCHASE AGREEMENTS - 27.7%
BNP Paribas 1.22% (M), dated 09/29/2017, to be repurchased at $28,402,887 on 10/02/2017. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/20/2045, and with a value of $29,353,775.	$ 28,400,000	28,400,000
Fixed Income Clearing Corp. 0.12% (M), dated 09/29/2017, to be repurchased at $7,469,097 on 10/02/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $7,619,499.	7,469,023	7,469,023
JPMorgan Securities LLC 1.23% (M), dated 09/29/2017, to be repurchased at $4,200,431 on 10/02/2017. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/20/2046, and with a value of $4,331,057.	4,200,000	4,200,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Merrill Lynch Pierce Fenner & Smith 1.24% (M), dated 09/29/2017, to be repurchased at $20,902,160 on 10/02/2017. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2044, and with a value of $21,355,864.

	$ 20,900,000	$ 20,900,000
RBC Capital Markets LLC 1.22% (M), dated 09/29/2017, to be repurchased at $28,502,898 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 11/15/2026, and with a value of $29,038,016.	28,500,000	28,500,000

Total Repurchase Agreements (Cost $89,469,023)		89,469,023

Total Investments Excluding Purchased Options/Swaptions
(Cost $426,311,363)		428,499,357
Total Purchased Options/Swaptions - 0.6% (Cost $3,010,884)		1,812,902

Total Investments (Cost $429,322,247)		430,312,259
Net Other Assets (Liabilities) - (33.4)%		(107,811,753)

Net Assets - 100.0%		$ 322,500,506

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (26.3)%

Bank of Nova Scotia 1.24% (M), dated 08/11/2017, to be repurchased at $(8,725,795) on 10/11/2017. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022 and with a value of $(8,678,953).

	$ (8,707,500)	$ (8,707,500)
JPMorgan Securities LLC 0.89% (M), dated 09/25/2017, to be repurchased at $(17,302,994) on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027 and with a value of $(17,234,493).	(17,300,000)	(17,300,000)
JPMorgan Securities LLC 1.22% (M), dated 08/21/2017, to be repurchased at $(1,331,953) on 10/20/2017. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027 and with a value of $(1,317,273).	(1,329,250)	(1,329,250)

	Principal	Value

Merrill Lynch Pierce Fenner & Smith 1.35% (M), dated 09/19/2017, to be repurchased at $(8,330,277) on 10/03/2017. Collateralized by U.S. Government Obligations, 1.88% - 2.00%, due 03/31/2022 - 11/15/2026, and with a total value of $(8,277,459).

	$ (8,325,906)	$ (8,325,906)
RBC Capital Markets LLC 1.27% (M), dated 09/07/2017, to be repurchased at $(30,589,223) on 10/12/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(30,529,701).	(30,551,500)	(30,551,500)
RBS Securities, Inc. 1.28% (M), dated 08/18/2017, to be repurchased at $(18,606,769) on 10/18/2017. Collateralized by U.S. Government Obligations, 3.00% - 4.50%, due 08/15/2039 - 05/15/2047, and with a total value of $(18,457,651).	(18,566,500)	(18,566,500)

Total Reverse Repurchase Agreements (Cost $84,780,656)		$ (84,780,656)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - 90-Day Eurodollar Futures	USD	98.25	03/19/2018	USD	78,974,025	321	$29,891	$18,056
Put - S&P 500®	USD	2,050.00	06/15/2018	USD	131,258,656	521	2,450,593	1,198,300

Total							$2,480,484	$1,216,356

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - CMS 2-Year to 10-Year Spread Floor (D)	CITI	USISDA02 - USISDA30	0.15%	11/28/2017	USD	54,000,000	$45,900	$1,692

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30%	10/21/2019	USD	5,100,000	$484,500	$594,854

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 3.50%, TBA	CSS	USD	103.64	11/06/2017	USD	16,979,208	16,500,000	$(27,070)	$(18,419)
Put - Federal National Mortgage Association, 3.50%, TBA	CSS	USD	103.05	10/05/2017	USD	17,009,817	16,500,000	(18,692)	(19,775)
Put - Federal National Mortgage Association, 3.50%, TBA	CSS	USD	103.54	10/05/2017	USD	16,494,368	16,000,000	(47,500)	(72,373)

Total								$(93,262)	$(110,567)

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - CMS 2-Year to 10-Year Spread Floor	CITI	USISDA02 - USISDA30	0.04%	11/28/2017	USD	108,000,000	$(46,440)	$(48)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	1.92%	11/07/2017	USD	5,700,000	$(27,360)	$(1,477)
Call - 30-Year	GSB	3-Month USD-LIBOR	Receive	2.52	10/23/2017	USD	2,400,000	(32,520)	(25,778)
Call - 30-Year	MSCS	3-Month USD-LIBOR	Receive	2.52	10/23/2017	USD	400,000	(5,360)	(4,296)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD	25,500,000	(484,500)	(671,806)

Total								$(549,740)	$(703,357)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 25	1.00%	Quarterly	12/20/2020	USD	10,700,000	$232,166	$49,853	$182,313
North America Investment Grade Index - Series 26	1.00	Quarterly	06/20/2021	USD	700,000	16,316	6,781	9,535
North America Investment Grade Index - Series 28	1.00	Quarterly	06/20/2022	USD	33,500,000	718,970	593,722	125,248

Total						$967,452	$650,356	$317,096

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	3,300,000	$515,048	$391,350	$123,698
3-Month USD-LIBOR	Pay	1.50	Semi-Annually/Quarterly	06/21/2027	USD	30,300,000	2,027,063	2,518,080	(491,017)
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD	1,000,000	39,656	55,481	(15,825)
3-Month USD-LIBOR	Receive	2.25	Quarterly/Semi-Annually	12/16/2022	USD	500,000	8,473	(2,853)	11,326
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	27,800,000	(400,685)	(990,494)	589,809
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/Quarterly	12/20/2047	USD	2,300,000	(86,208)	(83,231)	(2,977)
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR	3,200,000	(45,602)	—	(45,602)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/21/2028	GBP	4,400,000	(11,444)	(149,198)	137,754
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	2,900,000	(32,013)	844	(32,857)

Total							$2,014,288	$1,739,979	$274,309

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$6,232	$(75,646)	$81,878
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	900,000	(1,260)	(55,253)	53,993

Total							$4,972	$(130,899)	$135,871

Total Return Swap Agreements (R)

Reference Entity	Counterparty	Rate	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	CITI	3-Month USD-LIBOR	Receive	Quarterly	05/23/2018	USD	12,674,213	2,220	$303,588	$—	$303,588
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	06/07/2018	USD	703,235	121	4,488	—	4,488
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	08/22/2018	USD	2,906,368	512	85,845	—	85,845

Total									$393,921	$—	$393,921

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(224)	06/17/2019	$(54,734,932)	$(54,905,200)	$—	$(170,268)
90-Day Eurodollar	Short	(184)	12/16/2019	(44,896,149)	(45,054,700)	—	(158,551)
5-Year U.S. Treasury Note	Long	31	12/29/2017	3,667,968	3,642,500	—	(25,468)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(40)	12/19/2017	$(5,064,323)	$(5,012,500)	$51,823	$—
Euro OAT	Short	(22)	12/07/2017	(4,051,107)	(4,033,921)	17,186	—
German Euro Bund	Short	(21)	12/07/2017	(4,036,438)	(3,996,253)	40,185	—
Russell 2000® Mini Index	Long	216	12/15/2017	15,218,766	16,123,320	904,554	—
S&P 500® E-Mini	Long	888	12/15/2017	109,697,714	111,714,840	2,017,126	—
U.S. Treasury Bond	Long	54	12/19/2017	8,578,119	8,448,875	—	(129,244)

Total						$3,030,874	$(483,531)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	11/15/2017	USD	1,019,907	JPY	114,100,000	$3,743	$—
BNP	01/02/2018	USD	177,203	DKK	1,189,010	—	(12,729)
BNP	04/03/2018	USD	660,421	DKK	4,440,310	—	(52,984)
BOA	04/03/2018	USD	89,286	DKK	615,630	—	(9,624)
CITI	10/02/2017	DKK	818,000	USD	119,167	10,766	—
CITI	10/03/2017	USD	660,900	EUR	554,000	6,021	—
CITI	11/15/2017	USD	2,023,595	JPY	227,100,000	1,064	—
GSB	10/03/2017	USD	2,397,254	GBP	1,853,000	—	(86,019)
GSB	01/02/2018	USD	209,497	DKK	1,442,300	—	(20,895)
GSB	04/03/2018	USD	739,727	DKK	5,076,060	—	(75,823)
HSBC	10/02/2017	USD	1,657,366	DKK	10,860,000	—	(67,670)
HSBC	10/03/2017	USD	218,412	DKK	1,433,000	—	(9,224)
HSBC	11/15/2017	USD	1,045,743	JPY	117,700,000	—	(2,482)
HSBC	11/15/2017	JPY	232,600,000	USD	2,095,571	—	(24,057)
HSBC	01/02/2018	USD	339,250	DKK	2,353,690	—	(36,726)
JPM	10/02/2017	USD	95,791	DKK	625,000	—	(3,486)
JPM	10/03/2017	GBP	192,000	USD	260,089	—	(2,783)
JPM	10/03/2017	EUR	1,743,000	USD	2,074,819	—	(14,430)
JPM	12/04/2017	USD	4,176,711	KRW	4,744,911,150	30,584	—
JPM	10/01/2018	DKK	19,000	USD	2,947	142	—
JPM	10/01/2018	USD	166,483	DKK	1,130,000	—	(17,215)
SCB	10/03/2017	JPY	461,000,000	USD	4,254,730	—	(157,277)

Total						$52,320	$(593,424)

SECURITY VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$16,643,260	$—	$16,643,260
Certificates of Deposit	—	1,100,000	—	1,100,000
Corporate Debt Securities	—	119,234,523	—	119,234,523
Foreign Government Obligations	—	6,738,335	—	6,738,335
Mortgage-Backed Securities	—	6,537,102	—	6,537,102
Municipal Government Obligations	—	2,521,057	—	2,521,057
U.S. Government Agency Obligations	—	34,753,764	—	34,753,764
U.S. Government Obligations	—	139,423,619	—	139,423,619
Commercial Paper	—	499,885	—	499,885
Short-Term U.S. Government Agency Obligation	—	3,399,908	—	3,399,908
Short-Term U.S. Government Obligations	—	286,250	—	286,250
Securities Lending Collateral	7,892,631	—	—	7,892,631
Repurchase Agreements	—	89,469,023	—	89,469,023
Exchange-Traded Options Purchased	1,216,356	—	—	1,216,356
Over-the-Counter Interest Rate-Capped Options Purchased	—	1,692	—	1,692
Over-the-Counter Interest Rate Swaptions Purchased	—	594,854	—	594,854

Total Investments	$9,108,987	$421,203,272	$—	$430,312,259

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$967,452	$—	$967,452
Centrally Cleared Interest Rate Swap Agreements	—	2,590,240	—	2,590,240
Over-the-Counter Credit Default Swap Agreements	—	6,232	—	6,232
Over-the-Counter Total Return Swap Agreements	—	393,921	—	393,921
Futures Contracts (T)	3,030,874	—	—	3,030,874
Forward Foreign Currency Contracts (T)	—	52,320	—	52,320

Total Other Financial Instruments	$3,030,874	$4,010,165	$—	$7,041,039

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(84,780,656)	$—	$(84,780,656)
Over-the-Counter Options Written	—	(110,567)	—	(110,567)
Over-the-Counter Interest Rate-Capped Options Written	—	(48)	—	(48)
Over-the-Counter Interest Rate Swaptions Written	—	(703,357)	—	(703,357)
Centrally Cleared Interest Rate Swap Agreements	—	(575,952)	—	(575,952)
Over-the-Counter Credit Default Swap Agreements	—	(1,260)	—	(1,260)
Futures Contracts (T)	(483,531)	—	—	(483,531)
Forward Foreign Currency Contracts (T)	—	(593,424)	—	(593,424)

Total Other Financial Instruments	$(483,531)	$(86,765,264)	$—	$(87,248,795)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $49,303,231, representing 15.3% of the Portfolio’s net assets.
(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(D)	Illiquid security. At September 30, 2017, the value of such securities amounted to $2,810,282 or 0.9% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the total value of Regulation S securities is $4,144,356, representing 1.3% of the Portfolio’s net assets.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2017; the maturity date disclosed is the ultimate maturity date.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,736,393. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $661,843, representing 0.2% of the Portfolio’s net assets.
(K)	Securities are subject to sale-buyback transactions.
(L)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security segregated as collateral to cover centrally cleared swap agreements is $2,094,990.
(M)	Rates disclosed reflect the yields at September 30, 2017.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $286,315.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(S)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services Inc.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
CMBS CMS	Commercial Mortgage-Backed Securities Constant Maturity Swap
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USISDA02	USD ICE Swap Rate 2-Year Index
USISDA30	USD ICE Swap Rate 30-Year Index

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.0%
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.41% (A), 04/25/2026 (B)	$ 250,000	$ 250,571
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 2.20% (A), 10/29/2025 (B)	250,000	250,028
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
3-Month LIBOR + 1.15%, 2.47% (A), 07/27/2026 (B)	600,000	602,725
Series 2014-5A, Class A1R,
3-Month LIBOR + 1.14%, 2.44% (A), 10/16/2025 (B)	300,000	301,002
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR,
3-Month LIBOR + 1.21%, 2.53% (A), 07/27/2026 (B)	600,000	602,027
Colony Starwood Homes Trust
Series 2016-1A, Class A,
1-Month LIBOR + 1.50%, 2.74% (A), 07/17/2033 (B)	398,065	403,356
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.45% (A), 01/16/2026 (B)	700,000	700,311
Denali Capital CLO XI, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.15%, 2.46% (A), 04/20/2027 (B)	300,000	300,462
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
3-Month LIBOR + 1.20%, 2.50% (A), 01/15/2025 (B)	512,839	512,839
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 0.00% (A), 10/15/2027 (B) (C) (D)	500,000	500,000
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 2.12% (A), 03/25/2035	300,000	302,088
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 2.43% (A), 01/20/2026 (B)	500,000	500,346
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	694,610
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.41% (A), 10/22/2025 (B)	500,000	500,261

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.24%, 2.54% (A), 10/17/2025 (B)	$ 300,000	$ 300,752
KVK CLO, Ltd.
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 2.45% (A), 01/15/2026 (B)	250,000	250,111
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2,
1-Month LIBOR + 0.71%, 1.94% (A), 08/25/2035	69,926	70,199
MP CLO V, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.25%, 2.55% (A), 07/18/2026 (B)	300,000	300,599
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.94% (A), 12/26/2031 (B)	56,143	56,068
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 2.44% (A), 07/20/2026 (B)	300,000	301,303
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.53% (A), 10/20/2026 (B)	600,000	601,396
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
3-Month LIBOR + 1.13%, 2.43% (A), 01/17/2026 (B)	250,000	250,249
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 2.19% (A), 11/25/2065 (B)	249,302	249,917
Progress Residential Trust
Series 2016-SFR1, Class A,
1-Month LIBOR + 1.50%, 2.73% (A), 09/17/2033 (B)	297,564	302,085
SLC Private Student Loan Trust
Series 2006-A, Class A5,
3-Month LIBOR + 0.17%, 1.47% (A), 07/15/2036	20,502	20,502
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 2.68% (A), 02/17/2032 (B)	600,000	620,251
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 1.78% (A), 11/15/2023 (B)	634,103	635,554
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.18%, 2.48% (A), 04/18/2026 (B)	300,000	300,463

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICP CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.18%, 2.49% (A), 01/20/2027 (B)	$ 300,000	$ 300,508
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A2A,
1.02%, 10/15/2018	246,722	246,587
Series 2016-B, Class A2B,
1-Month LIBOR + 0.25%, 1.48% (A), 10/15/2018	143,921	143,944
Venture XVI CLO, Ltd.
Series 2014-16A, Class A1R,
3-Month LIBOR + 1.12%, 2.42% (A), 04/15/2026 (B)	250,000	250,164
Westlake Automobile Receivables Trust
Series 2016-3A, Class A2A,
1.42%, 10/15/2019 (B)	779,960	779,555

Total Asset-Backed Securities (Cost $12,285,801)		12,400,833

CERTIFICATES OF DEPOSIT - 0.1%
Banks - 0.1%
Barclays Bank PLC
1.94% (A), 09/04/2018	500,000	500,000
Sumitomo Mitsui Trust Bank, Ltd.
3-Month LIBOR + 0.71%, 2.01% (A), 10/06/2017	100,000	100,000

Total Certificates of Deposit (Cost $600,000)		600,000

CORPORATE DEBT SECURITIES - 23.7%
Airlines - 0.6%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	380,711	392,133
American Airlines Pass-Through Trust
3.00%, 04/15/2030	200,000	198,500
3.25%, 04/15/2030	100,000	98,880
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,073,903	1,095,381
United Airlines Pass-Through Trust
2.88%, 04/07/2030	300,000	294,570
3.10%, 04/07/2030	300,000	296,337

		2,375,801

Auto Components - 0.1%
Delphi Corp.
4.15%, 03/15/2024	240,000	254,618

Banks - 8.2%
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	800,000	832,472
Bank of America Corp.
2.63%, 10/19/2020, MTN	290,000	293,099
5.70%, 01/24/2022	1,400,000	1,575,896
6.88%, 04/25/2018, MTN	80,000	82,303
Bank of America NA
1.75%, 06/05/2018	750,000	750,798
Bank of Montreal
1.75%, 06/15/2021 (B)	500,000	491,149
2.55%, 11/06/2022, MTN	80,000	80,095
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3-Month LIBOR + 0.55%, 1.87% (A), 03/05/2018 (B)	500,000	500,817

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
3.65%, 03/16/2025	$ 300,000	$ 300,628
4.34%, 01/10/2028	200,000	206,499
Citigroup, Inc.
2.05%, 12/07/2018	510,000	510,736
3-Month LIBOR + 0.86%, 2.18% (A), 12/07/2018	980,000	986,291
2.40%, 02/18/2020	1,400,000	1,410,431
4.40%, 06/10/2025	750,000	789,563
Cooperatieve Rabobank UA
3.75%, 07/21/2026	400,000	405,817
3.88%, 02/08/2022	700,000	742,086
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	784,680
HSBC Holdings PLC
5.10%, 04/05/2021	80,000	86,964
HSBC USA, Inc.
3-Month LIBOR + 0.61%, 1.92% (A), 11/13/2019	240,000	241,022
2.38%, 11/13/2019	120,000	120,854
2.75%, 08/07/2020	500,000	508,985
ING Bank NV
3-Month LIBOR + 0.55%, 1.87% (A), 03/16/2018 (B)	500,000	500,951
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,400,000	1,426,414
3.25%, 09/23/2022	100,000	103,382
3.90%, 07/15/2025	50,000	52,643
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	251,266
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 3.20% (A), 03/01/2021	800,000	832,337
MUFG Americas Holdings Corp.
3-Month LIBOR + 0.57%, 1.88% (A), 02/09/2018	62,000	62,080
2.25%, 02/10/2020	9,000	9,017
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,300,000	1,290,499
Nykredit Realkredit A/S
1.00%, 10/01/2017 - 04/01/2018, MTN	DKK 13,900,000	2,210,839
1.00%, 01/01/2018	1,100,000	175,145
2.00%, 10/01/2017 - 04/01/2018	11,200,000	1,789,142
Realkredit Danmark A/S
1.00%, 01/01/2018 - 04/01/2018, MTN	16,100,000	2,573,486
2.00%, 01/01/2018 - 04/01/2018	3,600,000	577,725
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	$ 300,000	306,985
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (E)	300,000	332,625
Santander Holdings USA, Inc.
2.70%, 05/24/2019	1,200,000	1,209,466
3-Month LIBOR + 1.45%, 2.77% (A), 11/24/2017	1,200,000	1,202,376
Santander UK Group Holdings PLC
2.88%, 10/16/2020	490,000	496,851
3.13%, 01/08/2021	60,000	61,057
Santander UK PLC
2.38%, 03/16/2020	1,000,000	1,007,562

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (F)	$ 200,000	$ 207,768
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (E) (F)	EUR 200,000	281,907
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 500,000	505,187
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	100,000	94,980
Swedbank AB
2.20%, 03/04/2020 (B)	280,000	280,493
Wells Fargo & Co.
3-Month LIBOR + 0.40%, 1.72% (A), 09/14/2018	700,000	701,998
2.55%, 12/07/2020, MTN	50,000	50,575
2.60%, 07/22/2020, MTN	975,000	988,686
3.00%, 02/19/2025, MTN	100,000	99,295
Fixed until 05/27/2027, 3.58% (A), 05/22/2028, MTN	200,000	202,429
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	1,900,000	1,901,644

		33,487,995

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	850,000	881,258
PepsiCo, Inc.
4.00%, 05/02/2047	200,000	207,801

		1,089,059

Biotechnology - 0.2%
AbbVie, Inc.
2.90%, 11/06/2022	710,000	720,018
3.20%, 11/06/2022	100,000	102,538
Amgen, Inc.
4.50%, 03/15/2020	200,000	211,563

		1,034,119

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	262,220
Masco Corp.
4.45%, 04/01/2025	10,000	10,674
Owens Corning
4.20%, 12/01/2024	10,000	10,533

		283,427

Capital Markets - 1.2%
Brighthouse Holdings LLC
6.50% (G), 07/27/2037 (B) (D) (E)	100,000	106,500
Credit Suisse AG
3-Month LIBOR + 0.68%, 2.00% (A), 04/27/2018	760,000	762,561
Credit Suisse Group AG
4.28%, 01/09/2028 (B)	600,000	624,970
Deutsche Bank AG
4.25%, 10/14/2021	200,000	209,511
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	41,125
3.85%, 07/08/2024, MTN	1,400,000	1,456,683
6.15%, 04/01/2018	80,000	81,748
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	30,000	30,578
Lazard Group LLC
3.75%, 02/13/2025	19,000	19,379

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
4.00%, 07/23/2025, MTN	$ 40,000	$ 42,171
5.50%, 07/24/2020, MTN	1,200,000	1,303,571
6.63%, 04/01/2018, MTN	100,000	102,444
S&P Global, Inc.
4.40%, 02/15/2026	30,000	32,325

		4,813,566

Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023	20,000	20,350
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	9,000	8,951
7.00%, 10/15/2037 (B)	100,000	131,534
Republic Services, Inc.
2.90%, 07/01/2026	300,000	293,867
3.55%, 06/01/2022	300,000	312,769

		767,471

Consumer Finance - 1.5%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 1.81% (A), 08/15/2019, MTN	400,000	401,873
3-Month LIBOR + 0.78%, 2.09% (A), 11/05/2018, MTN	120,000	120,956
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	700,000	694,267
3-Month LIBOR + 0.42%, 1.74% (A), 03/02/2018 (B)	440,000	440,428
General Motors Financial Co., Inc.
3.20%, 07/13/2020	87,000	89,097
3.70%, 11/24/2020	510,000	527,994
Hyundai Capital America
2.50%, 03/18/2019 (B)	300,000	300,211
Synchrony Financial
2.60%, 01/15/2019	510,000	513,266
2.70%, 02/03/2020	9,000	9,058
4.50%, 07/23/2025	500,000	521,517
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	600,000	597,314
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	1,800,000	1,800,757

		6,016,738

Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	300,000	314,440

Diversified Financial Services - 1.3%
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 2,800,000	450,938
2.00%, 10/01/2017 - 01/01/2018	7,700,000	1,228,564
Helios Leasing I LLC
1.56%, 09/28/2024	$ 60,720	59,091
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017, MTN	DKK 2,100,000	333,353
2.00%, 10/01/2017 - 01/01/2018	13,500,000	2,144,044
Protective Life Global Funding
3-Month LIBOR + 0.55%, 1.87% (A), 06/08/2018 (B)	$ 600,000	601,922
2.70%, 11/25/2020 (B)	510,000	514,512
Tagua Leasing LLC
1.58%, 11/16/2024	62,832	61,241

		5,393,665

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3-Month LIBOR + 0.93%, 2.26% (A), 06/30/2020	$ 100,000	$ 101,354
3.40%, 05/15/2025	720,000	710,209
3.90%, 08/14/2027	300,000	300,584
4.90%, 08/14/2037	300,000	303,194
5.25%, 03/01/2037	300,000	315,713
Orange SA
4.13%, 09/14/2021 (H)	230,000	245,537
Verizon Communications, Inc.
3.38%, 02/15/2025 (B)	697,000	699,423
4.52%, 09/15/2048	300,000	290,451
4.67%, 03/15/2055	475,000	452,484

		3,418,949

Electric Utilities - 1.0%
Appalachian Power Co.
3.40%, 06/01/2025	370,000	379,339
Duke Energy Corp.
3.75%, 04/15/2024	100,000	104,591
3.95%, 10/15/2023	200,000	211,869
4.80%, 12/15/2045	510,000	567,848
Electricite de France SA
3.63%, 10/13/2025 (B)	500,000	513,929
Entergy Mississippi, Inc.
2.85%, 06/01/2028	700,000	675,502
Exelon Corp.
3.40%, 04/15/2026	400,000	402,220
IPALCO Enterprises, Inc.
3.70%, 09/01/2024 (B)	200,000	200,490
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (D)	100,000	102,606
Pacific Gas & Electric Co.
2.45%, 08/15/2022	500,000	499,972
3.50%, 06/15/2025	10,000	10,321
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	525,712

		4,194,399

Electrical Equipment - 0.0% (I)
Eaton Corp.
2.75%, 11/02/2022	125,000	125,865
Schneider Electric SE
2.95%, 09/27/2022 (B)	75,000	75,621

		201,486

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	200,000	197,750
Flex, Ltd.
4.75%, 06/15/2025	10,000	10,809

		208,559

Energy Equipment & Services - 0.1%
Energy Transfer, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	255,000	282,252

Equity Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	102,078
4.30%, 01/15/2026	550,000	575,300
4.50%, 07/30/2029	200,000	210,614

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
American Tower Corp.
3.38%, 10/15/2026 (H)	$ 400,000	$ 395,389
4.00%, 06/01/2025	760,000	785,841
4.40%, 02/15/2026	400,000	423,018
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	360,000	368,349
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	127,053
5.25%, 01/15/2023	600,000	664,202
Digital Realty Trust, LP
3.95%, 07/01/2022	500,000	527,192
Federal Realty Investment Trust
3.63%, 08/01/2046	100,000	90,370
iStar, Inc.
4.00%, 11/01/2017	100,000	100,080
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	367,750
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	363,719
Prologis, LP
3.75%, 11/01/2025	10,000	10,465
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 2.07% (A), 04/16/2019, MTN (F)	500,000	502,795
WP Carey, Inc.
4.60%, 04/01/2024	300,000	314,329

		5,928,544

Food & Staples Retailing - 0.1%
Whole Foods Market, Inc.
5.20%, 12/03/2025	410,000	470,743

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	10,000	10,349
4.38%, 06/01/2046	250,000	246,859
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	100,000	109,975

		367,183

Gas Utilities - 0.2%
National Fuel Gas Co.
5.20%, 07/15/2025	30,000	32,153
ONE Gas, Inc.
2.07%, 02/01/2019	700,000	701,014

		733,167

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	379,638
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	515,090
3.15%, 04/01/2022	20,000	20,363
3.55%, 04/01/2025	20,000	20,194

		935,285

Health Care Providers & Services - 0.1%
Aetna, Inc.
3.50%, 11/15/2024	10,000	10,435
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	236,873
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	108,495
Humana, Inc.
4.80%, 03/15/2047	100,000	111,357

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	$ 9,000	$ 9,179
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	189,254

		665,593

Independent Power & Renewable Electricity Producers - 0.0% (I)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	110,132

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	200,000	203,608
4.50%, 03/11/2044	100,000	111,941

		315,549

Insurance - 1.2%
Brighthouse Financial, Inc.
4.70%, 06/22/2047 (B)	200,000	195,373
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	20,000	20,504
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,288
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	510,000	515,200
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	10,000	10,440
MetLife, Inc.
4.05%, 03/01/2045	10,000	10,165
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,685
2.30%, 04/10/2019 (B)	300,000	302,091
New York Life Global Funding
3-Month LIBOR + 0.40%, 1.70% (A), 04/06/2018 (B)	900,000	901,746
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	510,000	515,708
Principal Life Global Funding II
3-Month LIBOR + 0.50%, 1.82% (A), 12/01/2017 (B)	980,000	980,719
2.20%, 04/08/2020 (B)	300,000	300,628
3.00%, 04/18/2026 (B)	200,000	198,521
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	60,000	60,241
2.50%, 04/24/2019 (B)	100,000	100,627
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	400,000	413,401
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	98,991
XLIT, Ltd.
4.45%, 03/31/2025	10,000	10,240

		4,794,568

Internet & Direct Marketing Retail - 0.0% (I)
Amazon.com, Inc.
2.50%, 11/29/2022	100,000	100,925

IT Services - 0.1%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	242,000	261,463

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	$ 30,000	$ 30,133
3.15%, 01/15/2023	490,000	498,701
3.30%, 02/15/2022	20,000	20,682

		549,516

Marine - 0.0% (I)
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	200,000	200,779

Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (B) (D)	300,000	303,572
4.46%, 07/23/2022	600,000	634,816
5.38%, 05/01/2047 (B)	300,000	311,660
Comcast Corp.
4.40%, 08/15/2035	10,000	10,842
4.75%, 03/01/2044	800,000	894,302
Discovery Communications LLC
5.00%, 09/20/2037	200,000	203,082
Sky PLC
3.13%, 11/26/2022 (B)	40,000	40,355

		2,398,629

Multi-Utilities - 0.2%
DTE Electric Co.
3.70%, 06/01/2046	600,000	589,561
E.ON International Finance BV
6.65%, 04/30/2038 (B) (D)	240,000	311,656
Sempra Energy
2.88%, 10/01/2022	75,000	75,256

		976,473

Oil, Gas & Consumable Fuels - 1.1%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	200,000	205,764
BP Capital Markets PLC
3-Month LIBOR + 0.43%, 1.73% (A), 02/13/2018	244,000	244,324
Cimarex Energy Co.
3.90%, 05/15/2027	250,000	254,533
Concho Resources, Inc.
3.75%, 10/01/2027	200,000	200,890
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (F)	200,000	219,946
Energy Transfer, LP
4.05%, 03/15/2025	100,000	101,384
4.75%, 01/15/2026	400,000	421,069
Enterprise Products Operating LLC
3.70%, 02/15/2026	520,000	534,058
Petroleos Mexicanos
6.00%, 03/05/2020	100,000	107,450
Rosneft Finance SA
7.88%, 03/13/2018, MTN (F)	100,000	102,304
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	667,484
Shell International Finance BV
4.00%, 05/10/2046	200,000	202,277
Statoil ASA
3.25%, 11/10/2024	500,000	513,857
TransCanada PipeLines, Ltd.
7.63%, 01/15/2039	200,000	293,495

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada Trust
Fixed until 03/15/2027, 5.30% (A), 03/15/2077	$ 100,000	$ 102,375
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	10,071
3.70%, 03/15/2028 (B)	300,000	297,491

		4,478,772

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
5.40%, 11/01/2020 (B)	220,000	241,075

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.85%, 06/15/2024	700,000	730,249
Baxalta, Inc.
3.60%, 06/23/2022	10,000	10,362
ELI Lilly & Co.
3.10%, 05/15/2027	200,000	201,155
EMD Finance LLC
2.40%, 03/19/2020 (B)	250,000	251,963
Johnson & Johnson
3.63%, 03/03/2037	300,000	311,744
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	100,000	99,378
3.20%, 09/23/2026	200,000	197,164
Zoetis, Inc.
3.00%, 09/12/2027	200,000	197,619

		1,999,634

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	400,000	422,554
5.15%, 09/01/2043	100,000	118,993
Kansas City Southern
4.95%, 08/15/2045	300,000	333,925
Union Pacific Corp.
4.10%, 09/15/2067	100,000	100,221

		975,693

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
4.10%, 05/11/2047	300,000	317,191

Software - 0.3%
Adobe Systems, Inc.
3.25%, 02/01/2025	9,000	9,250
Autodesk, Inc.
4.38%, 06/15/2025	20,000	21,226
Microsoft Corp.
4.10%, 02/06/2037	300,000	325,115
Oracle Corp.
2.95%, 05/15/2025	760,000	766,377

		1,121,968

Specialty Retail - 0.3%
AutoNation, Inc.
4.50%, 10/01/2025 (H)	10,000	10,566
Lowe’s Cos., Inc.
3.70%, 04/15/2046	900,000	873,048

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
QVC, Inc.
4.45%, 02/15/2025	$ 100,000	$ 101,434
4.85%, 04/01/2024	100,000	103,562

		1,088,610

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
3-Month LIBOR + 0.30%, 1.61% (A), 05/06/2019	300,000	301,197
2.85%, 05/11/2024	100,000	101,214
2.90%, 09/12/2027 (H)	200,000	198,520
3.20%, 05/11/2027	100,000	101,811
3.35%, 02/09/2027	200,000	205,917
3.75%, 09/12/2047	100,000	98,649
4.65%, 02/23/2046	100,000	113,300
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	400,000	500,600
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	300,000	300,014

		1,921,222

Tobacco - 0.3%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	500,000	513,105
BAT International Finance PLC
3.50%, 06/15/2022 (B)	10,000	10,326
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	500,000	527,390
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,564
4.85%, 09/15/2023	100,000	109,756

		1,171,141

Trading Companies & Distributors - 0.0% (I)
GATX Corp.
3.25%, 09/15/2026	150,000	147,763

Transportation Infrastructure - 0.0% (I)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	9,974
3.90%, 03/22/2023 (B)	100,000	103,998

		113,972

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	260,000	268,632

Wireless Telecommunication Services - 0.0% (I)
T-Mobile USA, Inc.
6.00%, 03/01/2023	22,000	23,183
6.38%, 03/01/2025	22,000	23,687

		46,870

Total Corporate Debt Securities (Cost $94,481,628)		96,837,636

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Brazil - 0.1%
Brazil Government International Bond
5.63%, 02/21/2047 (H)	200,000	202,000

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 0.3%
Province of Ontario
1.65%, 09/27/2019	$ 600,000	$ 598,006
Province of Quebec
2.50%, 04/20/2026	600,000	594,310

		1,192,316

Japan - 0.7%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	1,963,659
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	886,186

		2,849,845

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	300,000	308,550

Republic of Korea - 0.2%
Export-Import Bank of Korea
1.93%, 02/24/2020 (B)	CAD 300,000	235,518
3-Month LIBOR + 0.70%, 2.02% (A), 05/26/2019	$ 600,000	601,260

		836,778

Saudi Arabia - 0.0% (I)
Saudi Government International Bond
4.63%, 10/04/2047 (B)	200,000	200,725

Total Foreign Government Obligations (Cost $5,607,601)		5,590,214

MORTGAGE-BACKED SECURITIES - 1.2%
ALBA PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.50% (A), 04/24/2049 (F)	GBP 142,158	191,468
Auburn Securities 4 PLC
Series 4, Class A2,
1-Month GBP LIBOR + 0.40%, 0.65% (A), 10/01/2041 (F)	151,421	200,358
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 1.68% (A), 07/25/2035	$ 22,609	22,774
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 2.11% (A), 07/15/2034 (B)	1,000,000	1,000,622
Countrywide Commercial Mortgage Trust
Series 2007-MF1, Class A,
6.46% (A), 11/12/2043 (B)	205,090	204,796
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
3.61% (A), 11/25/2034	75,353	78,409

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.45% (A), 12/10/2044 (F)	GBP 114,481	$ 150,968
Gemgarto PLC
Series 2015-1, Class A,
3-Month GBP LIBOR + 0.95%, 1.23% (A), 02/16/2047 (F)	21,776	29,226
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	$ 373,829	378,196
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	198,935	205,554
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 1.92% (A), 04/25/2028	233,283	224,377
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	513,085
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.16% (A), 12/15/2048	761,140	32,712
Morgan Stanley Capital I Trust
Series 2007-HQ13, Class A3,
5.57%, 12/15/2044	115,554	115,660
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 1.76% (A), 05/25/2035	54,968	55,175
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.47% (A), 06/10/2043 (F)	GBP 593,616	785,257
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.49% (A), 06/10/2059 (F)	291,085	374,080
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.04% (A), 06/10/2059 (F)	56,150	69,879
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.64% (A), 06/10/2059 (F)	66,845	84,460
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.84% (A), 06/10/2059 (F)	52,585	65,529
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
3.04% (A), 04/25/2035	$ 49,623	49,420

Total Mortgage-Backed Securities (Cost $4,861,772)		4,832,005

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	$ 100,000	$ 142,050
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	144,427
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	220,350

		506,827

Illinois - 0.1%
City of Chicago, General Obligation Unlimited
Series B,
6.31%, 01/01/2044	210,000	224,881
7.05%, 01/01/2029	200,000	220,854

		445,735

Maryland - 0.0% (I)
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	94,563

Michigan - 0.0% (I)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	100,000	97,453

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	100,000	111,755

Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 1.99% (A), 12/26/2031	59,846	59,918

West Virginia - 0.0% (I)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	97,587

Total Municipal Government Obligations (Cost $1,313,562)		1,413,838

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (K)	7,525,000	7,481,897
2.38%, 01/13/2022	4,500,000	4,579,844
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 1.90% (A), 02/25/2023	1,335,754	1,340,986

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.58% (A), 01/15/2038	$ 702,431	$ 699,224
1-Month LIBOR + 0.40%, 1.63% (A), 02/15/2041 - 09/15/2045	1,246,426	1,250,033
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.50% (A), 01/15/2038	702,431	33,152
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) *1-Month LIBOR + 5.89%, 4.66% (A), 09/15/2043	706,043	147,668
Federal National Mortgage Association
3.50%, 06/01/2045	338,968	349,697
3.50%, TBA (C)	5,600,000	5,752,359
3.70%, 09/01/2034	285,694	302,169
4.50%, 03/01/2039 - 02/01/2041	297,866	320,741
4.50%, TBA (C)	1,000,000	1,072,188
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 1.81% (A), 06/25/2041	1,016,584	1,027,805
1-Month LIBOR + 0.75%, 1.99% (A), 05/25/2040	840,990	851,419
1-Month LIBOR + 0.85%, 2.09% (A), 11/25/2039	2,724,527	2,780,127
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	427,044	40,336
Financing Corp., Principal Only STRIPS
Series 1P,
05/11/2018	200,000	198,249
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.03% (A), 05/20/2066 - 06/20/2066	1,547,836	1,559,608

Total U.S. Government Agency Obligations (Cost $29,650,006)		29,787,502

U.S. GOVERNMENT OBLIGATIONS - 20.7%
U.S. Treasury - 19.8%
U.S. Treasury Bond
2.75%, 08/15/2047	200,000	195,656
2.88%, 11/15/2046 (K)	1,200,000	1,204,266
3.00%, 05/15/2047 (K)	500,000	514,492
4.25%, 05/15/2039 (K)	2,300,000	2,877,246
4.38%, 11/15/2039 (K)	2,300,000	2,926,570
4.50%, 08/15/2039 (K)	8,460,000	10,938,185
U.S. Treasury Bond, Principal Only STRIPS
02/15/2043	4,100,000	1,964,584
U.S. Treasury Note
1.25%, 04/30/2019 (K)	1,800,000	1,794,797
1.50%, 08/15/2026 (K)	600,000	561,820
1.63%, 05/31/2023 - 02/15/2026 (K)	1,730,000	1,653,966
1.88%, 03/31/2022 - 07/31/2022 (K)	10,200,000	10,195,875
1.88%, 04/30/2022 (C) (K)	2,600,000	2,597,664
2.00%, 12/31/2021 (K)	1,900,000	1,911,801
2.00%, 11/15/2026 (C) (K)	4,060,000	3,956,438
2.25%, 01/31/2024	300,000	302,637
2.25%, 02/15/2027 (K)	17,750,000	17,642,529
2.25%, 08/15/2027 (H) (K)	15,700,000	15,593,289
2.38%, 05/15/2027 (C) (K)	4,100,000	4,116,977

		80,948,792

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (K)	$ 1,859,652	$ 1,886,599
U.S. Treasury Inflation-Indexed Note
0.38%, 01/15/2027 - 07/15/2027	2,009,017	1,988,263

		3,874,862

Total U.S. Government Obligations (Cost $85,178,472)		84,823,654

COMMERCIAL PAPER - 0.3%
Consumer Finance - 0.3%
Ford Motor Credit Co.
1.70% (L), 10/05/2017	1,300,000	1,299,702

Total Commercial Paper (Cost $1,299,702)		1,299,702

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 2.1%
Federal Home Loan Bank Discount Notes
1.01% (L), 10/02/2017	8,600,000	8,600,000

Total Short-Term U.S. Government Agency Obligation
(Cost $8,599,761)		8,600,000

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
1.08% (L), 01/04/2018 (C)	265,000	264,285
1.09% (L), 01/04/2018 (C)	275,000	274,259

Total Short-Term U.S. Government Obligations
(Cost $538,479)		538,544

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (L)	3,696,084	3,696,084

Total Securities Lending Collateral (Cost $3,696,084)		3,696,084

	Principal	Value

REPURCHASE AGREEMENTS - 81.7%
Australia and New Zealand Banking Group 1.22% (L), dated 09/29/2017, to be repurchased at $71,807,300 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.63%, due 11/15/2020, and with a value of $73,157,607.	$ 71,800,000	71,800,000
Fixed Income Clearing Corp. 0.12% (L), dated 09/29/2017, to be repurchased at $25,530,880 on 10/02/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $26,042,059.	25,530,625	25,530,625
HSBC Bank PLC 1.23% (L), dated 09/29/2017, to be repurchased at $65,206,683 on 10/02/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $67,226,837.	65,200,000	65,200,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Merrill Lynch Pierce Fenner & Smith 1.12% (L), dated 10/02/2017, to be repurchased at $100,003,111 on 10/03/2017. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2044, and with a value of $101,066,314.

	$ 100,000,000	$ 100,000,000
RBC Capital Markets LLC 1.22% (L), dated 09/29/2017, to be repurchased at $71,807,300 on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 08/15/2021, and with a value of $73,223,224.	71,800,000	71,800,000

Total Repurchase Agreements (Cost $334,330,625)		334,330,625

Total Investments Excluding Purchased Options/Swaptions
(Cost $582,443,493)		584,750,637
Total Purchased Options/Swaptions - 0.7% (Cost $5,446,808)		2,857,290

Total Investments (Cost $587,890,301)		587,607,927
Net Other Assets (Liabilities) - (43.5)%		(178,186,248)

Net Assets - 100.0%		$ 409,421,679

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (15.0)%

Bank of Nova Scotia 1.22% (L), dated 08/03/2017, to be repurchased at $(5,687,734) on 10/03/2017. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(5,585,823).

	$ (5,676,000)	$ (5,676,000)
Bank of Nova Scotia 1.24% (L), dated 08/11/2017, to be repurchased at $(10,237,715) on 10/11/2017. Collateralized by U.S. Government Obligations, 1.88% - 2.00%, due 03/31/2022 - 11/15/2026, and with a total value of $(10,181,948).	(10,216,250)	(10,216,250)
JPMorgan Securities LLC 0.89% (L), dated 09/25/2017, to be repurchased at $(11,401,973) on 10/02/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(11,356,834).	(11,400,000)	(11,400,000)
JPMorgan Securities LLC 1.22% (L), dated 08/21/2017, to be repurchased at $(1,434,411) on 10/20/2017. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(1,418,602).	(1,431,500)	(1,431,500)
Merrill Lynch Pierce Fenner & Smith 1.28% (L), dated 08/10/2017, to be repurchased at $(5,443,663) on 10/26/2017. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(5,403,959).	(5,428,800)	(5,428,800)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Merrill Lynch Pierce Fenner & Smith 1.35% (L), dated 09/19/2017, to be repurchased at $(5,870,906) on 10/03/2017. Collateralized by U.S. Government Obligations, 2.00% - 4.25%, due 11/15/2026 - 05/15/2039, and with a total value of $(5,822,412).

	$ (5,867,825)	$ (5,867,825)
RBC Capital Markets LLC 1.27% (L), dated 09/07/2017, to be repurchased at $(18,038,495) on 10/12/2017. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(17,966,743).	(18,016,250)	(18,016,250)
RBS Securities Inc. 1.17% (L), dated 09/29/2017, to be repurchased at $(537,102) on 10/12/2017. Collateralized by a U.S. Government Obligation, 3.00%, 05/15/2047, and with a value of $(520,265).	(536,875)	(536,875)
RBS Securities Inc. 1.28% (L), dated 08/18/2017, to be repurchased at $(2,993,604) on 10/18/2017. Collateralized by a U.S. Government Obligation, 4.38%, due 11/15/2039, and with a value of $(2,965,387).	(2,987,125)	(2,987,125)

Total Reverse Repurchase Agreements (Cost $61,560,625)		$ (61,560,625)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - 90-Day Eurodollar Futures	USD	98.25	03/19/2018	USD	48,466,925	197	$18,455	$11,081
Put - S&P 500®	USD	2,050.00	06/15/2018	USD	274,610,240	1,090	5,126,843	2,507,000

Total							$5,145,298	$2,518,081

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - CMS 2-Year to 10-Year Spread Floor (D)	CITI	USISDA02 - USISDA30	0.15%	11/28/2017	USD	30,600,000	$26,010	$959

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30%	10/21/2019	USD	2,900,000	$275,500	$338,250

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 3.50%, TBA	CSS	USD	103.64	11/06/2017	USD	9,878,812	9,600,000	$(15,750)	$(10,716)
Put - Federal National Mortgage Association, 3.50%, TBA	CSS	USD	103.05	10/05/2017	USD	9,896,621	9,600,000	(10,875)	(11,506)
Put - Federal National Mortgage Association, 3.50%, TBA	CSS	USD	103.54	10/05/2017	USD	9,587,351	9,300,000	(27,609)	(42,067)

Total								$(54,234)	$(64,289)

OVER-THE-COUNTER INTEREST RATE-CAPPED OPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - CMS 2-Year to 10-Year Spread Floor	CITI	USISDA02 - USISDA30	0.04%	11/28/2017	USD	61,200,000	$(26,316)	$(27)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	1.92%	11/07/2017	USD	3,300,000	$(15,840)	$(855)
Call - 30-Year	GSB	3-Month USD-LIBOR	Receive	2.52	10/23/2017	USD	1,400,000	(18,970)	(15,037)
Call - 30-Year	MSCS	3-Month USD-LIBOR	Receive	2.52	10/23/2017	USD	200,000	(2,680)	(2,148)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD	14,500,000	(275,500)	(382,007)

Total								$(312,990)	$(400,047)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (M)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (N)		Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 25	1.00%	Quarterly	12/20/2020	USD	1,500,000	$32,547	$6,989	$25,558
North America Investment Grade Index - Series 26	1.00	Quarterly	06/20/2021	USD	300,000	6,992	2,974	4,018
North America Investment Grade Index - Series 28	1.00	Quarterly	06/20/2022	USD	8,200,000	175,987	147,533	28,454

Total						$215,526	$157,496	$58,030

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	1,800,000	$280,935	$213,550	$67,385
3-Month USD-LIBOR	Pay	1.50	Semi-Annually/Quarterly	06/21/2027	USD	17,400,000	1,160,438	1,445,888	(285,450)
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD	1,900,000	75,346	105,414	(30,068)
3-Month USD-LIBOR	Receive	2.25	Quarterly/Semi-Annually	12/16/2022	USD	200,000	3,389	(1,141)	4,530
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	15,200,000	(219,079)	(538,856)	319,777
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/Quarterly	12/20/2047	USD	1,300,000	(48,727)	(47,044)	(1,683)
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR	1,800,000	(25,651)	—	(25,651)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/21/2028	GBP	2,500,000	(6,502)	(84,767)	78,265
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	1,600,000	(17,662)	466	(18,128)

Total							$1,202,487	$1,093,510	$108,977

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (M)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (N)		Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$3,299	$(40,033)	$43,332
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	600,000	(839)	(36,835)	35,996

Total							$2,460	$(76,868)	$79,328

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (P)

Reference Entity	Counterparty	Rate	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	CITI	3-Month USD-LIBOR	Receive	Quarterly	05/23/2018	USD	53,654,169	9,398	$1,285,189	$—	$1,285,189
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	06/07/2018	USD	1,319,292	227	8,389	—	8,389
iShares MSCI EAFE ETF	MLI	3-Month USD-LIBOR	Receive	Quarterly	08/22/2018	USD	5,952,658	1,049	177,804	—	177,804

Total									$1,471,382	$—	$1,471,382

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(122)	06/17/2019	$(29,811,001)	$(29,903,725)	$—	$(92,724)
90-Day Eurodollar	Short	(109)	12/16/2019	(26,596,099)	(26,690,013)	—	(93,914)
5-Year U.S. Treasury Note	Long	15	12/29/2017	1,774,823	1,762,500	—	(12,323)
10-Year U.S. Treasury Note	Short	(74)	12/19/2017	(9,368,998)	(9,273,125)	95,873	—
Euro OAT	Short	(11)	12/07/2017	(2,026,085)	(2,016,960)	9,125	—
German Euro Bund	Short	(12)	12/07/2017	(2,306,536)	(2,283,573)	22,963	—
Russell 2000® Mini Index	Long	274	12/15/2017	19,302,341	20,452,730	1,150,389	—
S&P 500® E-Mini	Long	1,944	12/15/2017	240,157,882	244,564,920	4,407,038	—
U.S. Treasury Bond	Long	30	12/19/2017	4,763,731	4,695,187	—	(68,544)

Total						$5,685,388	$(267,505)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	11/15/2017	USD	592,636	JPY	66,300,000	$2,175	$—
BNP	01/02/2018	USD	427,940	DKK	2,869,400	—	(30,415)
BNP	04/03/2018	USD	1,708,606	DKK	11,486,710	—	(136,915)
BOA	04/03/2018	USD	223,217	DKK	1,539,080	—	(24,061)
CITI	10/02/2017	DKK	2,395,000	USD	348,907	31,523	—
CITI	10/03/2017	USD	337,608	EUR	283,000	3,076	—
CITI	11/15/2017	USD	1,116,497	JPY	125,300,000	587	—
GSB	10/03/2017	USD	238,757	CAD	298,000	—	(79)
GSB	10/03/2017	USD	1,993,615	GBP	1,541,000	—	(71,535)
GSB	01/02/2018	USD	582,251	DKK	4,009,600	—	(58,239)
GSB	04/03/2018	USD	1,703,956	DKK	11,692,210	—	(174,581)
HSBC	10/02/2017	USD	4,274,456	DKK	28,004,000	—	(173,787)
HSBC	10/03/2017	USD	733,272	DKK	4,811,000	—	(30,966)
HSBC	11/15/2017	USD	607,721	JPY	68,400,000	—	(1,443)
HSBC	11/15/2017	JPY	133,000,000	USD	1,198,241	—	(13,756)
HSBC	01/02/2018	USD	840,745	DKK	5,833,000	—	(91,014)
JPM	10/02/2017	USD	483,190	DKK	3,145,000	—	(16,372)
JPM	10/03/2017	GBP	110,000	USD	149,009	—	(1,594)
JPM	10/03/2017	EUR	1,011,000	USD	1,203,466	—	(8,370)
JPM	12/04/2017	USD	2,397,243	KRW	2,723,363,580	17,554	—
JPM	10/01/2018	USD	423,573	DKK	2,875,000	—	(43,800)
JPM	10/01/2018	DKK	47,000	USD	7,289	352	—
SCB	10/03/2017	JPY	263,900,000	USD	2,435,625	—	(90,034)

Total						$55,267	$(966,961)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$12,400,833	$—	$12,400,833
Certificates of Deposit	—	600,000	—	600,000
Corporate Debt Securities	—	96,837,636	—	96,837,636
Foreign Government Obligations	—	5,590,214	—	5,590,214
Mortgage-Backed Securities	—	4,832,005	—	4,832,005
Municipal Government Obligations	—	1,413,838	—	1,413,838
U.S. Government Agency Obligations	—	29,787,502	—	29,787,502
U.S. Government Obligations	—	84,823,654	—	84,823,654
Commercial Paper	—	1,299,702	—	1,299,702
Short-Term U.S. Government Agency Obligation	—	8,600,000	—	8,600,000
Short-Term U.S. Government Obligations	—	538,544	—	538,544
Securities Lending Collateral	3,696,084	—	—	3,696,084
Repurchase Agreements	—	334,330,625	—	334,330,625
Exchange-Traded Options Purchased	2,518,081	—	—	2,518,081
Over-the-Counter Interest Rate-Capped Options Purchased	—	959	—	959
Over-the-Counter Interest Rate Swaptions Purchased	—	338,250	—	338,250

Total Investments	$6,214,165	$581,393,762	$—	$587,607,927

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$215,526	$—	$215,526
Centrally Cleared Interest Rate Swap Agreements	—	1,520,108	—	1,520,108
Over-the-Counter Credit Default Swap Agreements	—	3,299	—	3,299
Over-the-Counter Total Return Swap Agreements	—	1,471,382	—	1,471,382
Futures Contracts (R)	5,685,388	—	—	5,685,388
Forward Foreign Currency Contracts (R)	—	55,267	—	55,267

Total Other Financial Instruments	$5,685,388	$3,265,582	$—	$8,950,970

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(61,560,625)	$—	$(61,560,625)
Over-the-Counter Options Written	—	(64,289)	—	(64,289)
Over-the-Counter Interest Rate-Capped Options Written	—	(27)	—	(27)
Over-the-Counter Interest Rate Swaptions Written	—	(400,047)	—	(400,047)
Centrally Cleared Interest Rate Swap Agreements	—	(317,621)	—	(317,621)
Over-the-Counter Credit Default Swap Agreements	—	(839)	—	(839)
Futures Contracts (R)	(267,505)	—	—	(267,505)
Forward Foreign Currency Contracts (R)	—	(966,961)	—	(966,961)

Total Other Financial Instruments	$(267,505)	$(63,310,409)	$—	$(63,577,914)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $39,179,765, representing 9.6% of the Portfolio’s net assets.
(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(D)	Illiquid security. At September 30, 2017, the value of such securities amounted to $1,663,543 or 0.4% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the total value of Regulation S securities is $3,265,945, representing 0.8% of the Portfolio’s net assets.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2017; the maturity date disclosed is the ultimate maturity date.
(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,622,547. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $378,196, representing 0.1% of the Portfolio’s net assets.
(K)	Securities are subject to sale-buyback transactions.
(L)	Rates disclosed reflect the yields at September 30, 2017.

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(N)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(O)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(P)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(Q)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services Inc.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMS	Constant Maturity Swap
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USISDA02	USD ICE Swap Rate 2-Year Index
USISDA30	USD ICE Swap Rate 30-Year Index

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.7%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 1.86% (A), 04/25/2034	$ 404,902	$ 405,629
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A,
1-Month LIBOR + 0.20%, 1.44% (A), 02/25/2036	888,069	888,152
Adams Mill CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.10%, 2.40% (A), 07/15/2026 (B)	4,400,000	4,412,945
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A2B,
1-Month LIBOR + 0.30%, 1.53% (A), 05/18/2020	6,138,006	6,139,059
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.39%, 1.63% (A), 03/25/2036	200,000	197,770
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A,
1-Month LIBOR + 0.58%, 1.82% (A), 07/25/2032	6,007	5,743
Apidos CLO XVI
Series 2013-16A, Class A1R,
3-Month LIBOR + 0.98%, 2.29% (A), 01/19/2025 (B)	5,000,000	4,997,500
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.38%, 1.62% (A), 02/25/2036	3,147,919	2,443,624
Bayview Opportunity Master Fund IIIb Trust
Series 2017-RN6, Class A1, 3.10% (A), 08/28/2032 (B)	1,091,160	1,089,180
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 1.89% (A), 03/25/2035	966,020	974,934
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 2.24% (A), 06/25/2035	310,387	314,275
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 1.48% (A), 12/25/2036	13,893,255	10,258,492
Series 2007-HE3, Class 1A2,
1-Month LIBOR + 0.20%, 1.44% (A), 04/25/2037	1,490,950	1,726,407

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 1.90% (A), 10/25/2032	$ 10,436	$ 10,240
Series 2006-SD3, Class 21A1,
3.30% (A), 07/25/2036	108,761	103,361
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 2.20% (A), 10/29/2025 (B)	7,000,000	7,000,791
BNC Mortgage Loan Trust
Series 2007-3, Class A3,
1-Month LIBOR + 0.13%, 1.37% (A), 07/25/2037	895,103	890,290
Cent CDO 14, Ltd.
Series 2007-14A, Class A2A,
3-Month LIBOR + 0.23%, 1.53% (A), 04/15/2021 (B)	2,799,386	2,793,804
Cent CLO 19, Ltd.
Series 2013-19A, Class A1A,
3-Month LIBOR + 1.33%, 2.64% (A), 10/29/2025 (B)	6,500,000	6,514,365
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR,
3-Month LIBOR + 1.21%, 2.53% (A), 07/27/2026 (B)	7,000,000	7,023,653
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 1.53% (A), 01/18/2022	7,000,000	7,026,541
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 2.59% (A), 10/25/2037 (B)	6,267,758	6,299,044
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 1.40% (A), 12/25/2036 (B)	9,978,872	6,591,475
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 1.41% (A), 05/25/2037	1,299,574	1,288,307
Series 2007-FS1, Class 1A1, 4.61% (A), 10/25/2037 (B)	4,119,841	4,270,004
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 2.18% (A), 10/25/2034	4,631,000	4,610,503
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
1-Month LIBOR + 1.05%, 2.29% (A), 08/25/2033	778,243	691,988
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 2.81% (A), 11/25/2034	2,500,000	2,160,374
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 1.38% (A), 04/25/2047	5,078,883	4,914,283
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 1.38% (A), 06/25/2047	12,064,726	9,602,585

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates (continued)
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 1.39% (A), 06/25/2047	$ 4,842,275	$ 4,545,791
Series 2006-26, Class 1A,
1-Month LIBOR + 0.14%, 1.38% (A), 06/25/2037	4,266,328	3,707,882
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 1.38% (A), 08/25/2037	6,800,133	6,471,267
Series 2007-9, Class 1A,
1-Month LIBOR + 0.20%, 1.44% (A), 06/25/2047	8,816,500	7,567,919
CSMC Trust
Series 2017-1A, Class A,
4.50%, 03/25/2021 (B)	5,559,201	5,635,210
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class MV4,
1-Month LIBOR + 1.28%, 2.51% (A), 04/25/2035	1,155,458	1,163,064
CWABS, Inc. Asset-Backed Certificates Trust
Series 2003-BC1, Class A1,
1-Month LIBOR + 0.80%, 2.04% (A), 03/25/2033	30,746	30,290
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
3-Month LIBOR + 1.20%, 2.50% (A), 01/15/2025 (B)	7,350,693	7,350,693
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, Zero Coupon (A), 10/15/2027 (B) (C) (D)	7,100,000	7,100,000
Emerson Park CLO, Ltd.
Series 2013-1A, Class A1AR,
3-Month LIBOR + 0.98%, 2.28% (A), 07/15/2025 (B)	5,000,000	4,999,970
Ford Credit Floorplan Master Owner Trust
Series 2015-4, Class A2,
1-Month LIBOR + 0.60%, 1.83% (A), 08/15/2020	5,500,000	5,521,184
Golden Credit Card Trust
Series 2017-1A, Class A,
1-Month LIBOR + 0.40%, 1.63% (A), 02/15/2021 (B)	7,000,000	7,025,108
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 2.56% (A), 12/25/2034	3,719,300	2,742,079
Series 2007-HS1, Class A1,
1-Month LIBOR + 0.85%, 2.09% (A), 02/25/2047	3,011,513	2,984,066
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.41% (A), 10/22/2025 (B)	7,500,000	7,503,915
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 1.84% (A), 11/25/2032	1,283	1,165

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A,
1.69%, 12/16/2019 (B)	$ 7,000,000	$ 7,001,373
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.24%, 2.54% (A), 10/17/2025 (B)	7,000,000	7,017,542
Lockwood Grove CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.47%, 2.78% (A), 04/25/2025 (B)	8,600,000	8,623,048
Malin CLO BV
Series 2007-1A, Class VFNE,
3-Month Euribor + 0.27%, 0.00% (A), 05/07/2023 (B)	EUR 2,295,199	2,706,509
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 2.39% (A), 08/25/2037	$ 3,830,901	3,096,852
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 2.17% (A), 11/25/2034	2,100,627	2,102,998
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 2.00% (A), 07/25/2035	5,242,887	5,266,203
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 1.49% (A), 03/25/2037	3,097,129	1,659,868
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 2.50% (A), 04/18/2025 (B)	5,600,000	5,609,257
MP CLO V, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.25%, 2.55% (A), 07/18/2026 (B)	7,000,000	7,013,965
Navient Student Loan Trust
Series 2017-3A, Class A1,
1-Month LIBOR + 0.30%, 1.54% (A), 07/26/2066 (B)	7,056,337	7,057,111
New Century Home Equity Loan Trust
Series 2005-C, Class A2C,
1-Month LIBOR + 0.25%, 1.49% (A), 12/25/2035	854,702	853,408
OCP CLO, Ltd.
Series 2014-6A, Class A1A,
3-Month LIBOR + 1.45%, 2.75% (A), 07/17/2026 (B)	5,300,000	5,300,127
Option One Mortgage Loan Trust
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 1.46% (A), 05/25/2037 (D)	9,458,535	6,957,788

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
3-Month LIBOR + 1.13%, 2.43% (A), 01/17/2026 (B)	$ 7,000,000	$ 7,006,979
Palmer Square CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 0.97%, 2.29% (A), 05/15/2025 (B)	4,522,395	4,527,849
RAAC Trust
Series 2007-SP1, Class M2,
1-Month LIBOR + 1.00%, 2.24% (A), 03/25/2037	5,212,000	4,489,585
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.42%, 1.66% (A), 12/25/2035	7,100,000	7,026,967
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 1.65% (A), 01/25/2036	2,970,488	2,941,967
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 1.40% (A), 11/25/2036	2,047,515	1,933,415
Series 2007-KS3, Class AI4,
1-Month LIBOR + 0.34%, 1.58% (A), 04/25/2037	4,100,000	3,444,820
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 1.87% (A), 12/15/2025 (B)	8,500,000	8,517,862
Series 2005-3, Class A5,
3-Month LIBOR + 0.09%, 1.40% (A), 10/25/2024	5,815,940	5,809,425
Series 2007-3, Class A3,
3-Month LIBOR + 0.04%, 1.35% (A), 04/25/2019	2,032,259	2,025,851
Sound Point CLO III, Ltd.
Series 2013-2A, Class A1R,
3-Month LIBOR + 0.99%, 2.29% (A), 07/15/2025 (B)	4,923,410	4,923,380
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 2.06% (A), 06/25/2035	234,283	231,361
Series 2006-OPT2, Class A3,
1-Month LIBOR + 0.18%, 1.42% (A), 05/25/2036	3,814,273	3,794,838
Series 2007-OPT2, Class 1A1,
1-Month LIBOR + 0.17%, 1.41% (A), 07/25/2037	6,613,955	5,779,623
Series 2007-OPT3, Class 1A1,
1-Month LIBOR + 0.17%, 1.41% (A), 08/25/2037 (D)	9,729,628	8,629,820
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 1.35% (A), 02/25/2037	1,309,021	502,517
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	5,059,850	5,094,340
Structured Asset Investment Loan Trust
Series 2004-11, Class A4,
1-Month LIBOR + 0.90%, 2.14% (A), 01/25/2035	1,323,989	1,326,869
Series 2005-9, Class M1,
1-Month LIBOR + 0.42%, 1.66% (A), 11/25/2035	6,000,000	5,480,984

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Tralee CLO III, Ltd.
Series 2014-3A, Class A1R,
3-Month LIBOR + 1.45%, 2.76% (A), 07/20/2026 (B)	$ 6,000,000	$ 6,008,526
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	42,557	45,028
Series 2004-20C, Class 1,
4.34%, 03/01/2024	328,984	340,212
Series 2008-20L, Class 1,
6.22%, 12/01/2028	927,311	1,023,907
Vibrant CLO II, Ltd.
Series 2013-2A, Class A1BR,
3-Month LIBOR + 0.90%, 2.21% (A), 07/24/2024 (B)	8,500,000	8,499,940
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (A), 04/25/2047 (B)	2,249,191	2,261,453
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 1.93% (A), 10/25/2035	1,651,000	1,363,508
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 1.49% (A), 04/25/2037	4,702,875	2,686,278

Total Asset-Backed Securities (Cost $342,167,239)		355,978,274

CERTIFICATES OF DEPOSIT - 3.4%
Banks - 3.4%
Barclays Bank PLC
1.83% (A), 05/17/2018	8,500,000	8,500,000
1.94% (E), 09/04/2018	33,700,000	33,700,000
3-Month LIBOR + 0.75%, 2.07% (A), 12/06/2017	2,000,000	2,000,000
Mizuho Bank, Ltd.
3-Month LIBOR + 0.70%, 2.01% (A), 12/12/2017	11,200,000	11,200,000
Natixis SA
3-Month LIBOR + 0.69%, 1.98% (A), 10/02/2017	12,400,000	12,400,000
Norinchukin Bank
3-Month LIBOR + 0.72%, 2.02% (A), 10/10/2017	14,100,000	14,100,000
Sumitomo Mitsui Trust Bank, Ltd.
3-Month LIBOR + 0.71%, 2.01% (A), 10/06/2017	14,200,000	14,200,000

Total Certificates of Deposit (Cost $96,100,000)		96,100,000

CORPORATE DEBT SECURITIES - 35.5%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	5,291,634	5,384,237

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 18.0%
Banco do Brasil SA
3.75%, 07/25/2018, MTN (B)	EUR 2,300,000	$ 2,792,958
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (D) (F) (G) (H)	1,600,000	569,676
4.00%, 01/21/2019, MTN (D) (F) (G) (H)	800,000	284,838
Bank of America Corp.
3-Month LIBOR + 1.00%, 2.31% (A), 04/24/2023	$ 8,500,000	8,573,271
4.10%, 07/24/2023	4,100,000	4,365,733
5.65%, 05/01/2018, MTN	2,400,000	2,454,799
6.88%, 04/25/2018, MTN	6,400,000	6,584,218
7.63%, 06/01/2019, MTN	15,000,000	16,369,608
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3-Month LIBOR + 1.02%, 2.34% (A), 09/14/2018 (B)	12,900,000	13,001,043
Barclays Bank PLC
7.63%, 11/21/2022	3,100,000	3,561,125
10.18%, 06/12/2021 (B)	5,520,000	6,836,066
Barclays PLC
3-Month LIBOR + 1.63%, 2.93% (A), 01/10/2023	5,200,000	5,312,268
3-Month LIBOR + 2.11%, 3.42% (A), 08/10/2021	5,200,000	5,429,364
Fixed until 12/15/2018, 8.25% (A), 12/15/2018 (I)	1,100,000	1,161,875
CIT Group, Inc.
5.38%, 05/15/2020	900,000	966,375
5.50%, 02/15/2019 (B)	2,138,000	2,234,210
Citigroup, Inc.
2.05%, 06/07/2019	500,000	500,385
3-Month LIBOR + 0.88%, 2.19% (A), 07/30/2018	6,100,000	6,132,208
3-Month LIBOR + 1.38%, 2.71% (A), 03/30/2021	1,100,000	1,126,956
3-Month LIBOR + 1.43%, 2.75% (A), 09/01/2023	4,300,000	4,409,962
2.75%, 04/25/2022	8,400,000	8,440,389
2.90%, 12/08/2021	3,700,000	3,745,585
Fixed until 04/30/2018, 8.40% (A), 04/30/2018 (I)	5,300,000	5,525,250
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,400,000	7,770,725
Fixed until 06/30/2019, 11.00% (A), 06/30/2019 (B) (I)	1,800,000	2,034,000
HSBC Holdings PLC
3-Month LIBOR + 1.50%, 2.80% (A), 01/05/2022	7,300,000	7,531,843
ING Bank NV
2.63%, 12/05/2022 (B)	3,600,000	3,643,787
JPMorgan Chase & Co.
3-Month LIBOR + 0.51%, 1.83% (A), 03/01/2018, MTN	6,000,000	6,010,019
2.40%, 06/07/2021	7,500,000	7,525,552
2.55%, 10/29/2020 - 03/01/2021	8,000,000	8,081,046
2.75%, 06/23/2020	10,000,000	10,188,674
3.90%, 07/15/2025	7,100,000	7,475,371
6.30%, 04/23/2019	3,000,000	3,201,228
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600,000	1,600,000
KBC Bank NV
Fixed until 01/25/2018, 8.00% (A), 01/25/2023 (H)	2,400,000	2,440,598

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Bank PLC
Fixed until 12/16/2024, 12.00% (A), 12/16/2024 (B) (I)	$ 22,200,000	$ 29,994,908
Lloyds Banking Group PLC
Fixed until 06/27/2023, 7.63% (A), 06/27/2023 (H) (I)	GBP 2,500,000	3,747,194
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B)	$ 6,000,000	6,003,296
Nykredit Realkredit A/S
1.00%, 04/01/2018, MTN	DKK 372,900,000	59,633,203
1.00%, 04/01/2018 - 07/01/2018	179,000,000	28,708,566
1.00%, 10/01/2018 (H)	43,900,000	7,075,017
2.00%, 04/01/2018	99,400,000	15,981,357
Realkredit Danmark A/S
1.00%, 01/01/2018 - 04/01/2018, MTN	654,400,000	104,579,885
2.00%, 01/01/2018 - 04/01/2018	131,900,000	21,121,189
Royal Bank of Canada
2.30%, 03/22/2021	$ 6,000,000	6,020,588
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	6,500,000	6,651,341
Fixed until 10/05/2017, 6.99% (A), 10/05/2017 (B) (I) (J)	3,600,000	4,095,000
Sumitomo Mitsui Financial Group, Inc.
3-Month LIBOR + 1.68%, 3.00% (A), 03/09/2021	6,000,000	6,202,879
Toronto-Dominion Bank
2.50%, 01/18/2023 (B) (J)	9,800,000	9,860,900
Wells Fargo & Co.
2.10%, 07/26/2021	4,000,000	3,966,226
2.50%, 03/04/2021	2,500,000	2,517,147
3-Month LIBOR + 1.23%, 2.54% (A), 10/31/2023	2,000,000	2,045,938
Fixed until 03/15/2018, 7.98% (A), 03/15/2018 (I)	8,700,000	8,961,000

		505,046,639

Beverages - 0.0% (K)
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	750,325

Biotechnology - 0.1%
AbbVie, Inc.
2.30%, 05/14/2021	2,500,000	2,495,881

Capital Markets - 4.7%
Blackstone CQP Holdco, LP
6.00%, 08/18/2021 (B) (D)	5,900,000	5,767,250
6.50%, 03/20/2021 (B) (D)	9,700,000	9,797,000
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	3,700,000	3,796,794
3-Month LIBOR + 2.29%, 3.59% (A), 04/16/2021	5,300,000	5,566,508
3.75%, 03/26/2025	6,825,000	6,952,099
3.80%, 06/09/2023	5,600,000	5,796,856
Deutsche Bank AG
2.70%, 07/13/2020	7,000,000	7,028,388
3.38%, 05/12/2021, MTN	6,400,000	6,522,788
4.25%, 10/14/2021	4,100,000	4,294,979
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.10%, 2.42% (A), 11/15/2018, MTN	4,800,000	4,844,501
3.75%, 05/22/2025	13,700,000	14,085,474
5.95%, 01/18/2018	3,050,000	3,088,669

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
3-Month LIBOR + 1.18%, 2.49% (A), 01/20/2022	$ 2,700,000	$ 2,737,987
6.63%, 04/01/2018, MTN	13,900,000	14,239,714
Piper Jaffray Cos.
5.06%, 10/09/2018 (B) (D)	2,000,000	2,046,145
UBS AG
3-Month LIBOR + 0.32%, 1.64% (A), 12/07/2018 (B)	5,500,000	5,508,124
3-Month LIBOR + 0.58%, 1.90% (A), 06/08/2020 (B)	9,200,000	9,234,500
3-Month LIBOR + 0.85%, 2.17% (A), 06/01/2020	500,000	505,970
Fixed until 05/22/2018, 4.75% (A), 05/22/2023, MTN (H)	7,900,000	8,008,862
5.88%, 12/20/2017	1,569,000	1,583,600
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	11,000,000	11,151,438

		132,557,646

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B) (F) (G)	3,689,840	1,328,343
6.75%, 10/01/2023 (B) (F) (G)	413,450	147,808

		1,476,151

Consumer Finance - 2.1%
Ally Financial, Inc.
8.00%, 03/15/2020	9,140,000	10,288,350
American Honda Finance Corp.
3-Month LIBOR + 0.35%, 1.67% (A), 11/05/2021, MTN	6,400,000	6,412,032
Daimler Finance North America LLC
1.88%, 01/11/2018 (B) (J)	1,300,000	1,301,177
2.00%, 08/03/2018 (B)	6,600,000	6,617,845
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	7,200,000	7,246,514
2.94%, 01/08/2019, MTN	6,600,000	6,674,327
3.20%, 01/15/2021	6,500,000	6,630,866
General Motors Financial Co., Inc.
3-Month LIBOR + 0.93%, 2.23% (A), 04/13/2020	8,400,000	8,444,115
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (B)	1,100,000	1,141,250
7.25%, 12/15/2021 (B)	700,000	730,625
Synchrony Financial
3-Month LIBOR + 1.40%, 2.71% (A), 11/09/2017	4,400,000	4,404,573

		59,891,674

Diversified Financial Services - 2.5%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	2,200,000	2,200,000
7.25%, 02/01/2018	1,500,000	1,527,943
BRFkredit A/S
1.00%, 01/01/2018, MTN (H)	DKK 96,900,000	15,454,444
1.00%, 10/01/2018, MTN	46,600,000	7,504,900
4.00%, 01/01/2018	8,300,000	1,332,478
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (B)	$ 200,000	206,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	$ 6,400,000	$ 6,414,798
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2017 - 04/01/2018, MTN	DKK 70,400,000	11,232,171
1.00%, 10/01/2018	41,300,000	6,657,721
2.00%, 10/01/2017 - 01/01/2018	20,500,000	3,269,991
Tayarra, Ltd.
3.63%, 02/15/2022	$ 5,334,597	5,520,768
Washington Prime Group, LP
5.95%, 08/15/2024	8,700,000	8,865,938

		70,187,402

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3-Month LIBOR + 0.65%, 1.95% (A), 01/15/2020	5,400,000	5,425,920
3-Month LIBOR + 0.95%, 2.25% (A), 07/15/2021	7,000,000	7,088,167
2.80%, 02/17/2021	5,200,000	5,261,923
Verizon Communications, Inc.
3-Month LIBOR + 0.55%, 1.86% (A), 05/22/2020	7,000,000	7,009,653
2.95%, 03/15/2022	2,898,000	2,947,104
3.38%, 02/15/2025 (B)	1,020,000	1,023,546

		28,756,313

Electric Utilities - 0.5%
Duke Energy Progress LLC
3-Month LIBOR + 0.20%, 1.52% (A), 11/20/2017	2,000,000	2,000,638
Entergy Corp.
4.00%, 07/15/2022	3,400,000	3,598,195
FirstEnergy Corp.
3.90%, 07/15/2027	3,100,000	3,148,170
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,104,395

		13,851,398

Energy Equipment & Services - 0.2%
Energy Transfer, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	5,500,000	5,763,623

Equity Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/2026	4,100,000	4,288,601
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	5,500,000	5,627,550
CBL & Associates, LP
5.95%, 12/15/2026 (J)	7,100,000	7,184,368
Crown Castle International Corp.
5.25%, 01/15/2023	4,000,000	4,428,016
Digital Realty Trust, LP
3.70%, 08/15/2027	6,700,000	6,762,880
HCP, Inc.
4.00%, 12/01/2022	3,000,000	3,158,947
Hospitality Properties Trust
4.25%, 02/15/2021	1,900,000	1,979,306
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B)	4,200,000	4,288,809

		37,718,477

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.3%
CVS Health Corp.
2.80%, 07/20/2020	$ 8,100,000	$ 8,239,632

Food Products - 0.3%
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 1.76% (A), 08/21/2020	8,800,000	8,811,662

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.
2.13%, 06/06/2019	7,000,000	7,019,271
Boston Scientific Corp.
6.00%, 01/15/2020	2,800,000	3,035,802

		10,055,073

Health Care Providers & Services - 0.1%
Aetna, Inc.
3-Month LIBOR + 0.65%, 1.97% (A), 12/08/2017	3,200,000	3,203,417

Hotels, Restaurants & Leisure - 0.2%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	6,455,750

Insurance - 0.1%
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,271,955

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
4.25%, 08/22/2057 (B)	3,000,000	3,078,195

IT Services - 0.3%
DXC Technology Co.
3-Month LIBOR + 0.95%, 2.27% (A), 03/01/2021	6,800,000	6,825,766

Oil, Gas & Consumable Fuels - 0.8%
Enbridge, Inc.
3-Month LIBOR + 0.70%, 2.02% (A), 06/15/2020	5,300,000	5,343,012
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	1,000,000	1,014,726
Kinder Morgan, Inc.
3-Month LIBOR + 1.28%, 2.59% (A), 01/15/2023	5,800,000	5,809,090
Petrobras Global Finance BV
6.00%, 01/27/2028 (B) (C)	3,736,000	3,733,198
Spectra Energy Partners, LP
3-Month LIBOR + 0.70%, 2.02% (A), 06/05/2020	7,000,000	7,057,251

		22,957,277

Pharmaceuticals - 0.6%
Allergan Funding SCS
3.45%, 03/15/2022	300,000	311,074
Baxalta, Inc.
2.88%, 06/23/2020	8,250,000	8,373,252
4.00%, 06/23/2025	4,200,000	4,405,860

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Forest Laboratories LLC
5.00%, 12/15/2021 (B)	$ 1,200,000	$ 1,311,481
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	900,000	896,853
Valeant Pharmaceuticals International, Inc.
5.38%, 03/15/2020 (B) (J)	2,200,000	2,197,250

		17,495,770

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (B)	5,000,000	5,136,885

Software - 0.1%
Oracle Corp.
2.40%, 09/15/2023	3,700,000	3,679,051

Specialty Retail - 0.0% (K)
AutoNation, Inc.
6.75%, 04/15/2018	700,000	718,343

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (B)	6,500,000	7,113,597

Tobacco - 0.3%
BAT Capital Corp.
3.56%, 08/15/2027 (B)	4,300,000	4,343,225
Imperial Brands Finance PLC
2.05%, 07/20/2018 (B)	2,900,000	2,901,156
Reynolds American, Inc.
2.30%, 06/12/2018	2,100,000	2,109,228

		9,353,609

Trading Companies & Distributors - 0.5%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	13,200,000	13,821,004

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	3,900,000	3,958,500

Total Corporate Debt Securities (Cost $956,741,818)		997,055,252

FOREIGN GOVERNMENT OBLIGATIONS - 6.1%
Brazil - 4.9%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2018 - 07/01/2018	BRL 323,100,000	99,573,915
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2018 - 01/01/2023	116,800,000	37,761,779

		137,335,694

Germany - 0.4%
Bundesrepublik Deutschland
2.50%, 07/04/2044 (H)	EUR 2,700,000	4,125,175
3.25%, 07/04/2042 (H)	4,300,000	7,380,685

		11,505,860

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 0.6%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 8,500,000	$ 8,579,247
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,427,132

		17,006,379

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	6,900,000	6,975,555

Total Foreign Government Obligations (Cost $172,695,775)		172,823,488

MORTGAGE-BACKED SECURITIES - 8.5%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
3.65% (A), 01/25/2036	163,920	154,934
Series 2005-4, Class 1A1,
3.16% (A), 08/25/2035	145,908	119,004
Series 2005-5, Class 2A1,
3.58% (A), 09/25/2035	131,754	122,061
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	46,023	47,103
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 1.45% (A), 05/25/2035	192,964	181,149
Series 2005-56, Class 5A2,
1-Month LIBOR + 0.77%, 2.01% (A), 11/25/2035	463,953	430,650
Series 2005-59, Class 1A1,
1-Month LIBOR + 0.33%, 1.57% (A), 11/20/2035	3,859,523	3,601,817
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 1.89% (A), 12/25/2035	18,341	17,112
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	5,887,048	5,474,179
Series 2005-81, Class A1,
1-Month LIBOR + 0.28%, 1.52% (A), 02/25/2037	1,089,285	993,130
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.27%, 1.51% (A), 08/25/2035	4,761,900	3,366,955
Series 2006-OA1, Class 2A1,
1-Month LIBOR + 0.21%, 1.45% (A), 03/20/2046	891,728	757,841
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 1.43% (A), 09/20/2046	4,104,797	3,379,038
Series 2006-OA17, Class 1A1A,
1-Month LIBOR + 0.20%, 1.43% (A), 12/20/2046	2,754,455	2,344,281
Series 2006-OA19, Class A1,
1-Month LIBOR + 0.18%, 1.42% (A), 02/20/2047	4,488,562	3,730,441
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 1.43% (A), 03/20/2047	2,685,431	2,288,928
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	1,195,799	895,075
Series 2007-HY4, Class 1A1,
3.44% (A), 06/25/2037	1,570,937	1,364,216

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
1-Month LIBOR + 0.21%, 1.45% (A), 10/25/2046	$ 2,557,560	$ 2,017,358
Series 2006-5, Class A1,
12-MTA + 0.92%, 1.81% (A), 11/25/2046	6,868,674	3,993,802
Series 2007-1, Class A1,
12-MTA + 0.70%, 1.59% (A), 02/25/2047	4,041,733	2,695,241
BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF, Class A,
1-Month LIBOR + 1.22%, 2.45% (A), 01/15/2028 (B)	4,100,000	4,105,157
Series 2016-ASHF, Class A,
1-Month LIBOR + 1.90%, 3.13% (A), 12/15/2033 (B)	6,000,000	6,031,558
Banc of America Funding Trust
Series 2005-D, Class A1,
3.33% (A), 05/25/2035	4,634,079	4,828,644
Series 2006-D, Class 5A1,
3.65% (A), 05/20/2036	394,996	370,429
Series 2006-J, Class 4A1,
3.60% (A), 01/20/2047	72,975	68,930
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	7,968,961	8,168,202
BCAP LLC Trust
Series 2013-RR12, Class 1A3,
1-Month LIBOR + 0.50%, 1.73% (A), 05/26/2035 (B)	91,295	87,457
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
3.39% (A), 10/25/2035	2,813,612	2,765,926
Series 2006-6, Class 31A1,
3.48% (A), 11/25/2036	4,199,526	3,889,396
Series 2006-6, Class 32A1,
3.48% (A), 11/25/2036	754,323	644,666
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.16%, 1.40% (A), 02/25/2034	424,363	393,814
Series 2006-R1, Class 2E21,
3.29% (A), 08/25/2036	570,590	459,034
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.35% (A), 08/25/2033	467,976	467,222
Series 2003-8, Class 2A1,
3.56% (A), 01/25/2034	34,673	35,289
Series 2003-8, Class 4A1,
3.60% (A), 01/25/2034	102,461	103,387
Series 2003-9, Class 2A1,
3.58% (A), 02/25/2034	74,721	75,794
Series 2004-10, Class 22A1,
3.67% (A), 01/25/2035	98,516	97,393
Series 2005-2, Class A2,
12-Month LIBOR + 1.95%, 3.64% (A), 03/25/2035	159,394	161,022
Series 2005-5, Class A2,
1-Year CMT + 2.15%, 2.82% (A), 08/25/2035	139,271	138,689
Series 2006-4, Class 1A1,
3.68% (A), 10/25/2036	310,465	294,664
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.36% (A), 01/26/2036	361,056	319,379
Series 2007-R6, Class 2A1,
3.44% (A), 12/26/2046	262,232	230,764

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Berica 8 Residential MBS Srl
Series 2008, Class A,
3-Month Euribor + 0.20%, 0.00% (A), 03/31/2048 (H)	EUR 3,923,963	$ 4,619,762
Berica ABS Srl
Series 2011-1, Class A1,
3-Month Euribor + 0.30%, 0.00% (A), 12/31/2055 (H)	3,042,349	3,589,072
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 2.00%, 2.28% (A), 02/15/2041 (H)	GBP 2,613,679	3,428,859
BX Trust
Series 2017-SLCT, Class A,
1-Month LIBOR + 0.92%, 2.15% (A), 07/15/2034 (B)	$ 8,500,000	8,507,961
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
3.37% (A), 10/19/2032	41,208	39,330
Series 2004-12, Class 11A1,
3.49% (A), 08/25/2034	40,658	38,389
Series 2005-HY10, Class 5A1,
3.18% (A), 02/20/2036	131,109	113,738
Series 2006-OA5, Class 2A2,
1-Month LIBOR + 0.30%, 1.54% (A), 04/25/2046	83,171	8,456
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	7,224,195
Series 2017-1500, Class A,
1-Month LIBOR + 0.85%, 2.08% (A), 07/15/2032 (B)	6,800,000	6,800,601
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 3.18% (A), 09/25/2035	162,468	163,876
Series 2010-9, Class 2A1,
1-Year Treasury + 2.40%, 2.99% (A), 11/25/2035 (B)	7,327	7,312
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 1-Year CMT + 2.10%, 2.69% (A), 09/25/2035	240,760	243,620
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
3.09% (A), 06/25/2033	308,943	305,165
CSMC Trust
Series 2008-3R, Class 1A2,
3.32% (A), 07/26/2037 (B)	1,145,228	979,693
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
2.68% (A), 08/25/2035	117,817	97,577
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.25% (A), 06/13/2045 (H)	GBP 2,369,846	3,126,968

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.29% (A), 08/25/2035	$ 39,890	$ 34,608
Fort Cre LLC
Series 2016-1A, Class A1,
1-Month LIBOR + 1.50%, 2.74% (A), 05/21/2036 (B) (L)	5,290,514	5,296,442
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1,
12-MTA + 2.00%, 2.89% (A), 03/25/2036	7,738,927	7,120,745
Series 2006-AR7, Class 1A32,
1-Month LIBOR + 0.20%, 1.44% (A), 12/25/2046	554,124	487,912
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	6,134,015
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,400,000	4,414,245
Series 2016-GS3, Class WMA,
3.72% (A), 10/10/2049 (B)	2,000,000	2,018,358
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 1.58% (A), 12/25/2034	343,218	313,774
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	4,328,350	4,316,087
Series 2005-AR6, Class 2A1,
3.20% (A), 09/25/2035	233,443	237,767
Series 2006-AR1, Class 2A1,
3.39% (A), 01/25/2036	3,943	3,951
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A,
1-Month LIBOR + 0.18%, 1.42% (A), 07/19/2046	789,441	532,834
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.20%, 1.44% (A), 09/19/2046	365,899	330,545
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	8,600,000	8,580,688
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2006-AR12, Class A1,
1-Month LIBOR + 0.19%, 1.43% (A), 09/25/2046	473,096	415,757
Series 2006-R1, Class A3,
3.30% (A), 12/25/2035	4,108,252	3,939,619
JPMCC Re-REMIC Trust
Series 2016-FLRR, Class AFL,
1-Month LIBOR + 1.45%, 2.68% (A), 01/15/2033 (B)	4,906,744	4,906,739
Lehman XS Trust
Series 2006-4N, Class A1B1,
1-Month LIBOR + 0.17%, 1.41% (A), 04/25/2046	7	657
Luminent Mortgage Trust
Series 2006-6, Class A1,
1-Month LIBOR + 0.20%, 1.44% (A), 10/25/2046	312,157	300,905

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Marche Mutui Srl
Series 6, Class A1,
3-Month Euribor + 2.25%, 1.92% (A), 01/27/2064 (H)	EUR 450,058	$ 533,211
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 1.64% (A), 03/25/2036	$ 241,897	50,194
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
6-Month LIBOR + 1.25%, 2.66% (A), 10/25/2035	3,275,018	3,269,400
Series 2005-2, Class 3A,
1-Month LIBOR + 1.00%, 2.24% (A), 10/25/2035	37,710	35,912
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 1.49% (A), 11/25/2035	11,427	10,918
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	6,000,000	6,142,756
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,531,595
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
3.50% (A), 10/25/2037	1,128,444	1,016,132
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	433,924	423,544
RALI Trust
Series 2005-QA13, Class 2A1,
4.24% (A), 12/25/2035	2,436,448	2,217,871
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.40%, 1.64% (A), 10/25/2045	286,264	259,674
Series 2006-QO6, Class A1,
1-Month LIBOR + 0.18%, 1.42% (A), 06/25/2046	5,754,391	2,750,502
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 1.39% (A), 02/25/2047	4,383,964	2,872,498
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 3.28% (A), 01/26/2036 (B)	4,464,722	4,519,090
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
5.12% (A), 01/25/2034 (B)	343,760	339,470
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	228,610	226,451
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 1.58% (A), 06/25/2035 (B)	430,779	397,379
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 1.58% (A), 01/25/2036 (B)	4,168,877	3,755,871
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	4,366,581	2,527,540
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	5,770	5,927
Series 2005-SA4, Class 1A21,
3.78% (A), 09/25/2035	540,553	447,535

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 1.46% (A), 06/12/2044 (H)	$ 8,720,314	$ 8,335,748
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 1.78% (A), 01/20/2035	710,453	653,051
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.00% (A), 10/20/2027	17,132	16,337
Silverstone Master Issuer PLC
Series 2015-1A, Class 1A,
3-Month GBP LIBOR + 0.37%, 0.66% (A), 01/21/2070 (B)	GBP 1,434,968	1,924,520
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.22% (A), 09/25/2034	$ 103,785	103,575
Series 2004-20, Class 3A1,
3.20% (A), 01/25/2035	108,019	105,598
Series 2005-1, Class 1A1,
3.40% (A), 02/25/2035	299,191	289,310
Series 2005-17, Class 3A1,
3.49% (A), 08/25/2035	50,558	50,384
Series 2005-18, Class 3A1,
3.57% (A), 09/25/2035	1,561,031	1,386,071
Series 2006-8, Class 1A2,
3.61% (A), 09/25/2036	3,960,943	3,111,912
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 1.49% (A), 07/19/2035	84,659	80,519
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 1.49% (A), 07/19/2035	45,953	44,892
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 1.49% (A), 07/19/2035	104,295	101,362
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 1.52% (A), 02/25/2036	186,488	176,831
Series 2006-AR3, Class 12A1,
1-Month LIBOR + 0.22%, 1.46% (A), 05/25/2036	1,245,576	1,140,799
Series 2006-AR6, Class 2A1,
1-Month LIBOR + 0.19%, 1.43% (A), 07/25/2046	3,365,232	3,086,487
Series 2006-AR7, Class A1BG,
1-Month LIBOR + 0.12%, 1.36% (A), 08/25/2036	3,167,439	2,790,104
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 1.90% (A), 09/19/2032	18,078	17,638
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
3.36% (A), 09/25/2033	1,302,317	1,315,130

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.29%, 1.53% (A), 10/25/2045	$ 2,797,721	$ 2,806,739
Series 2006-AR10, Class 1A1,
3.23% (A), 09/25/2036	844,137	797,380
Series 2006-AR17, Class 1A,
12-MTA + 0.82%, 1.65% (A), 12/25/2046	3,837,869	3,461,931
Series 2006-AR19, Class 1A1A,
12-MTA + 0.73%, 1.62% (A), 01/25/2047	143,070	138,522
Series 2006-AR3, Class A1A,
12-MTA + 1.00%, 1.89% (A), 02/25/2046	637,840	624,222
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 1.87% (A), 07/25/2046	167,787	159,477
Series 2006-AR7, Class 3A,
1-COFI + 1.50%, 2.21% (A), 07/25/2046	1,177,340	1,151,181
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.21% (A), 08/25/2046	1,006,806	982,496
Series 2007-HY1, Class 1A1,
3.03% (A), 02/25/2037	426,833	389,718
Series 2007-HY4, Class 2A2,
2.66% (A), 04/25/2037	3,437,608	3,225,839
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
3.13% (A), 01/25/2035	129,738	132,079
Series 2005-AR2, Class 1A1,
3.16% (A), 03/25/2035	1,673,131	1,687,427
Series 2006-AR8, Class 2A4,
3.41% (A), 04/25/2036	266,053	268,656

Total Mortgage-Backed Securities (Cost $228,166,040)		238,280,758

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.2%
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
6.95%, 07/01/2040	3,000,000	3,358,320
State of California, General Obligation Unlimited,
7.63%, 03/01/2040	3,100,000	4,745,604

		8,103,924

Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,268,200

Kentucky - 0.0% (K)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	519,570
4.40%, 11/01/2020	600,000	633,540

		1,153,110

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	$ 900,000	$ 992,367
4.91%, 11/01/2024	600,000	678,066

		1,670,433

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	2,240,000	2,185,949

Total Municipal Government Obligations (Cost $14,772,410)		15,381,616

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.2%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 3.04% (A), 09/01/2035	61,098	63,250
1-Year CMT + 2.23%, 3.17% (A), 08/01/2023	17,051	17,445
12-Month LIBOR + 1.87%, 3.42% (A), 09/01/2035	585,491	617,906
3.50%, TBA (C)	29,000,000	29,857,161
4.00%, TBA (C)	16,000,000	16,846,250
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.41% (A), 08/25/2022	17,864,919	923,363
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.58% (A), 12/15/2029	23,400	23,399
1-Month LIBOR + 0.40%, 1.63% (A), 06/15/2041	7,299,628	7,321,235
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.03% (A), 10/25/2044	876,215	890,427
12-MTA + 1.40%, 2.23% (A), 07/25/2044	429,003	435,807
6.50%, 07/25/2043	55,630	64,924
Federal National Mortgage Association
12-MTA + 1.20%, 2.03% (A), 06/01/2043	112,646	114,528
1-Year CMT + 1.71%, 2.78% (A), 08/01/2035	10,063	10,425
6-Month LIBOR + 1.38%, 2.83% (A), 08/01/2035	311,067	319,991
12-Month LIBOR + 1.35%, 2.85% (A), 12/01/2034	6,826	7,098
1-Year CMT + 2.18%, 2.87% (A), 10/01/2035	8,656	9,133
1-Year CMT + 2.22%, 2.95% (A), 01/01/2028	21,468	22,617
3.00%, TBA (C)	250,000,000	250,429,675
6-Month LIBOR + 1.64%, 3.02% (A), 08/01/2036	122,370	127,051
6-Month LIBOR + 1.75%, 3.12% (A), 05/01/2035	554,911	582,520
1-Year CMT + 2.24%, 3.12% (A), 01/01/2036	4,498,060	4,748,359
1-Year CMT + 2.14%, 3.14% (A), 07/01/2032	5,360	5,518
1-Year CMT + 2.04%, 3.17% (A), 09/01/2035	548,088	573,802
3.50%, 02/01/2026	108,075	112,771
3.50%, TBA (C)	404,000,000	415,466,912

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 12/01/2040 - 03/01/2041	$ 422,717	$ 447,633
4.00%, TBA (C)	292,500,000	307,823,625
4.50%, 05/01/2019 - 07/01/2041	102,984	109,536
4.50%, TBA (C)	89,000,000	95,477,875
5.00%, 10/01/2020 - 06/01/2037	430,681	461,056
5.00%, TBA (C)	42,250,000	45,322,493
5.50%, 12/01/2017 - 09/01/2027	163,629	173,966
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 1.68% (A), 09/25/2046	7,997,898	8,016,662
Government National Mortgage Association
1-Month LIBOR + 0.37%, 1.60% (A), 06/20/2061 - 10/20/2066	11,751,308	11,757,309
1-Month LIBOR + 0.58%, 1.81% (A), 06/20/2065	5,180,433	5,163,746
1-Month LIBOR + 0.60%, 1.83% (A), 04/20/2065 - 10/20/2065	48,231,939	48,147,281
1-Month LIBOR + 0.62%, 1.85% (A), 09/20/2065	6,911,347	6,902,182
1-Month LIBOR + 0.68%, 1.91% (A), 03/20/2062	3,761,395	3,772,327
1-Month LIBOR + 0.70%, 1.93% (A), 10/20/2065	5,586,338	5,603,984
1-Month LIBOR + 0.75%, 1.98% (A), 08/20/2067	4,453,634	4,498,943
1-Month LIBOR + 0.77%, 2.00% (A), 10/20/2066	8,250,570	8,303,204
1-Month LIBOR + 0.78%, 2.01% (A), 09/20/2066	11,772,926	11,850,500
1-Month LIBOR + 0.80%, 2.03% (A), 06/20/2066	6,180,145	6,227,926
1-Month LIBOR + 0.95%, 2.18% (A), 12/20/2066	2,846,348	2,889,007
12-Month LIBOR + 0.80%, 2.50% (A), 09/20/2067 (D)	5,000,000	5,175,000
3.00%, TBA (C)	7,000,000	7,089,004
3.50%, TBA (C)	5,000,000	5,189,355
4.00%, TBA (C)	20,000,000	21,061,405
Overseas Private Investment Corp.
2.07%, 05/15/2021	13,040,000	13,047,824

Total U.S. Government Agency Obligations (Cost $1,354,652,168)		1,354,103,410

U.S. GOVERNMENT OBLIGATIONS - 21.6%
U.S. Treasury - 20.1%
U.S. Treasury Bond
2.25%, 08/15/2046 (M) (N) (O)	7,400,000	6,506,508
2.50%, 02/15/2046 (M) (O)	2,400,000	2,231,906
2.75%, 08/15/2042 (M) (N) (P)	9,600,000	9,483,750
2.75%, 11/15/2042 (O)	17,700,000	17,470,453
2.75%, 08/15/2047 (N)	2,400,000	2,347,875
2.88%, 05/15/2043 (M) (N)	13,800,000	13,909,969
2.88%, 08/15/2045 (O)	50,000,000	50,214,844
3.00%, 05/15/2042 (M) (N)	4,700,000	4,862,113
3.00%, 11/15/2044 - 05/15/2045 (O)	62,300,000	64,162,125
3.00%, 05/15/2047	5,600,000	5,762,313
3.13%, 02/15/2043 (M) (P)	4,500,000	4,748,379
3.13%, 08/15/2044 (O)	66,900,000	70,576,887
3.38%, 05/15/2044	35,800,000	39,459,711
3.63%, 08/15/2043	14,800,000	16,984,156
3.63%, 02/15/2044 (N)	9,300,000	10,685,918
3.75%, 11/15/2043 (M)	12,400,000	14,535,125
4.25%, 05/15/2039 (M)	2,000,000	2,501,953

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
4.38%, 11/15/2039 (M)	$ 800,000	$ 1,017,938
4.38%, 05/15/2040 (M) (P)	1,000,000	1,274,805
4.50%, 08/15/2039 (M)	3,100,000	4,008,082
4.63%, 02/15/2040 (M) (N)	1,100,000	1,447,746
U.S. Treasury Note
1.75%, 09/30/2022 (M) (N) (P)	5,600,000	5,548,375
1.75%, 09/30/2022	200,000	199,516
1.88%, 07/31/2022 (J) (M) (O)	32,500,000	32,428,906
1.88%, 08/31/2022 (M) (P)	2,300,000	2,294,070
2.00%, 09/30/2024	65,900,000	65,724,953
2.25%, 08/15/2027 (M) (O) (P)	74,800,000	74,291,593
2.38%, 05/15/2027 (O)	39,300,000	39,462,726

		564,142,695

U.S. Treasury Inflation-Protected Securities - 1.5%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029 (O)	5,814,918	7,019,518
3.88%, 04/15/2029 (O)	26,803,620	36,459,311

		43,478,829

Total U.S. Government Obligations (Cost $615,454,635)		607,621,524

COMMERCIAL PAPER - 5.0%
Banks - 0.8%
Caisse d’Amortissement De La Dette Sociale
1.34% (E), 10/30/2017 (D)	22,500,000	22,475,250

Capital Markets - 0.3%
Nasdaq, Inc.
1.42% (E), 10/24/2017	7,000,000	6,993,467

Consumer Finance - 0.4%
Ford Motor Credit Co.
2.07% (E), 09/04/2018	10,800,000	10,596,600

Diversified Financial Services - 0.3%
ENI Finance USA, Inc.
1.53% (E), 12/06/2017	7,000,000	6,980,458
1.81% (E), 10/02/2017	2,800,000	2,799,728

		9,780,186

Diversified Telecommunication Services - 0.9%
Deutsche Telekom AG
1.67% (E), 01/30/2018	19,100,000	18,994,494
Telus Corp.
1.53% (E), 12/21/2017	7,000,000	6,976,083

		25,970,577

Electric Utilities - 0.5%
Electricite de France SA
1.37% (E), 10/11/2017	14,200,000	14,194,142

Equity Real Estate Investment Trusts - 0.3%
UDR, Inc.
1.44% (E), 10/30/2017	8,500,000	8,489,942

Food Products - 0.2%
Mondelez Intl, Inc.
1.55% (E), 10/31/2017	7,000,000	6,990,838

Media - 0.3%
Viacom, Inc.
1.81% (E), 11/02/2017 (D)	8,000,000	7,988,133

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Multi-Utilities - 0.3%
Engie SA
1.65% (E), 10/03/2017	$ 8,400,000	$ 8,398,880

Oil, Gas & Consumable Fuels - 0.7%
Enbridge Energy Partners, LP
2.29% (E), 12/05/2017	7,000,000	6,971,125
Enbridge, Inc.
1.49% (E), 10/06/2017	7,350,000	7,348,199
Enterprise Products Operating LLC
1.44% (E), 10/10/2017	5,000,000	4,998,028

		19,317,352

Total Commercial Paper (Cost $141,195,367)		141,195,367

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 9.2%
Japan - 9.2%
Japan Treasury Discount Bill
0.00% (E), 10/23/2017 - 11/27/2017	JPY 29,100,000,000	258,642,594

Total Short-Term Foreign Government Obligations (Cost $263,747,907)		258,642,594

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (E)	31,875,189	31,875,189

Total Securities Lending Collateral (Cost $31,875,189)		31,875,189

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp. 0.12% (E), dated 09/29/2017, to be repurchased at $9,235,161 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 06/30/2023, and with a value of $9,423,768.	$ 9,235,069	9,235,069

Total Repurchase Agreement (Cost $9,235,069)		9,235,069

Total Investments Excluding Purchased Options/Swaptions (Cost $4,226,803,617)		4,278,292,541
Total Purchased Options/Swaptions - 0.0% (K) (Cost $2,303,623)		557,516

Total Investments (Cost $4,229,107,240)		4,278,850,057
Net Other Assets (Liabilities) - (52.1)%		(1,466,566,383)

Net Assets - 100.0%		$ 2,812,283,674

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (5.8)%

Credit Agricole Corporate and Investment Bank 1.15% (E), dated 10/02/2017, to be repurchased at $(29,100,259) on 10/03/2017. Collateralized by U.S. Government Obligation, 1.88%, due 07/31/2022 and with a value of $(29,003,398).

	$ (29,099,329)	$ (29,099,329)
Credit Agricole Corporate and Investment Bank 1.24% (E), dated 08/16/2017, to be repurchased at $(29,352,043) on 10/16/2017. Collateralized by U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(29,234,625).	(29,290,500)	(29,290,500)
JPMorgan Securities LLC 0.89% (E), dated 09/25/2017, to be repurchased at $(27,004,673) on 10/02/2017. Collateralized by U.S. Government Obligation, 2.25%, due 08/15/2027 and with a value of $(26,897,764).	(27,000,000)	(27,000,000)
Merrill Lynch Pierce Fenner & Smith 1.07% (E), dated 09/28/2017, to be repurchased at $(20,499,437) on 10/02/2017. Collateralized by U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(20,521,998).	(20,497,000)	(20,497,000)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

RBC Capital Markets LLC 1.27% (E), dated 09/07/2017, to be repurchased at $(36,182,120) on 10/12/2017. Collateralized by U.S. Government Obligations, 1.75% - 3.13%, due 08/31/2022 - 08/15/2044 and Cash with a total value of $(36,189,230).

	$ (36,137,500)	$ (36,137,500)
Standard Chartered PLC 1.27% (E), dated 08/17/2017, to be repurchased at $(12,247,299) on 10/17/2017. Collateralized by U.S. Government Obligation, 2.88%, due 08/15/2045 and with a value of $(12,199,494).	(12,221,000)	(12,221,000)
Standard Chartered PLC 1.28% (E), dated 08/23/2017, to be repurchased at $(8,491,126) on 10/23/2017. Collateralized by U.S. Government Obligation, 3.13%, due 08/15/2044 and with a value of $(8,367,882).	(8,472,750)	(8,472,750)

Total Reverse Repurchase Agreements (Cost $162,718,079)		$ (162,718,079)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - 90-Day Eurodollar Futures	USD	98.25	03/19/2018	USD	332,379,775	1,351	$118,916	$75,994
Put - 5-Year U.S. Treasury Note Futures	USD	106.50	11/24/2017	USD	23,382,500	199	1,700	199
Put - 5-Year U.S. Treasury Note Futures	USD	108.00	11/24/2017	USD	22,325,000	190	1,623	190

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED (continued):

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - 5-Year U.S. Treasury Note Futures	USD	111.75	11/24/2017	USD	316,427,500	2,693	$22,998	$2,693
Put - 5-Year U.S. Treasury Note Futures	USD	112.25	11/24/2017	USD	346,625,000	2,950	25,193	2,950
Put - 10-Year U.S. Treasury Note Futures	USD	107.50	11/24/2017	USD	3,634,063	29	248	29
Put - 10-Year U.S. Treasury Note Futures	USD	108.00	11/24/2017	USD	501,250	4	34	4
Put - 10-Year U.S. Treasury Note Futures	USD	114.00	11/24/2017	USD	162,530,313	1,297	11,076	1,297
Put - 10-Year U.S. Treasury Note Futures	USD	114.50	11/24/2017	USD	53,007,188	423	3,612	423
Put - 10-Year U.S. Treasury Note Futures	USD	115.50	11/24/2017	USD	36,716,563	293	2,502	293

Total							$187,902	$84,072

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.50%, TBA (R)	JPM	USD	75.00	10/05/2017	USD	91,749,922	89,000,000	$3,477	$0	(Q)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	MSCS	3-Month USD-LIBOR	Pay	2.91%	08/20/2018	USD	12,500,000	$1,232,800	$289,055
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.93	08/20/2018	USD	4,600,000	488,244	99,803
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.94	08/20/2018	USD	4,000,000	391,200	84,586

Total								$2,112,244	$473,444

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 90-Day Eurodollar Futures	USD	98.75	03/19/2018	USD	332,379,775	1,351	$(143,109)	$(25,331)
Put - 10-Year U.S. Treasury Note Futures	USD	124.50	10/27/2017	USD	37,343,125	298	(67,200)	(65,188)

Total							$(210,309)	$(90,519)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. BRL	DUB	USD	4.25	11/17/2017	USD	5,200,000	$(151,840)	$(166)
Call - USD vs. JPY	GSB	USD	114.90	10/31/2017	USD	5,970,000	(28,417)	(19,409)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN (continued):

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. JPY	DUB	USD	115.20	10/31/2017	USD	29,830,000	$(127,374)	$(81,227)
Call - USD vs. KRW	UBS	USD	1,168.00	11/09/2017	USD	16,900,000	(118,976)	(118,976)
Call - USD vs. MXN	DUB	USD	18.47	10/31/2017	USD	49,200,000	(378,840)	(378,004)
Put - AUD vs. USD	BNP	AUD	0.79	10/23/2017	AUD	12,800,000	(63,370)	(88,646)

Total							$(868,817)	$(686,428)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80%	08/20/2018	USD 55,100,000	$(1,229,497)	$(134,596)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD 37,600,000	(875,828)	(91,847)

Total							$(2,105,325)	$(226,443)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (T)	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG, 5.12%, 08/31/2017	1.00%	Quarterly	12/20/2017	0.21%	EUR 6,800,000	$16,522	$11,607	$4,915
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	06/20/2021	0.35	USD 1,400,000	34,053	3,968	30,085
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.41	USD 4,500,000	110,132	(25,134)	135,266
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	1.28	EUR 9,700,000	(138,458)	(429,775)	291,317

Total						$22,249	$(439,334)	$461,583

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD 135,300,000	$2,903,779	$2,395,175	$508,604

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	1,900,000	$296,542	$(24,262)	$320,804
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/ Quarterly	12/16/2019	USD	22,700,000	(239,731)	(51,620)	(188,111)
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/ Quarterly	12/16/2019	USD	33,400,000	(350,916)	(400,074)	49,158
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/ Quarterly	12/20/2027	USD	46,100,000	(664,445)	(1,313,829)	649,384
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually/ Annually	03/21/2048	EUR	6,800,000	(257,476)	(237,105)	(20,371)
6-Month GBP-LIBOR	Pay	1.00	Semi-Annually	03/21/2023	GBP	31,400,000	399,060	(282,330)	681,390
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/21/2028	GBP	47,800,000	(124,319)	(1,304,223)	1,179,904
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	03/21/2048	GBP	13,600,000	(387,213)	(431,986)	44,773

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Pay	0.30%	Semi-Annually	03/18/2026	JPY	15,040,000,000	$(755,994)	$(785,087)	$29,093
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(45,115)	(141,327)	96,212

Total							$(2,129,607)	$(4,971,843)	$2,842,236

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	0.98%	USD	900,000	$75	$(42,751)	$42,826
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	Quarterly	03/20/2020	1.10	USD	200,000	(534)	(18,336)	17,802
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	Quarterly	03/20/2020	1.10	USD	100,000	(267)	(8,691)	8,424
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	Quarterly	12/20/2019	0.98	USD	1,400,000	116	(80,662)	80,778
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	Quarterly	12/20/2019	0.98	USD	1,000,000	83	(41,019)	41,102

Total								$(527)	$(191,459)	$190,932

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCI	0.11%	Monthly	05/25/2046	USD 6,726,954	$(526,196)	$(1,368,405)	$842,209

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(1,096)	12/18/2017	$(270,002,923)	$(269,944,800)	$58,123	$—
90-Day Eurodollar	Short	(576)	03/19/2018	(141,860,392)	(141,710,400)	149,992	—
90-Day Eurodollar	Short	(768)	06/18/2018	(188,965,352)	(188,736,000)	229,352	—
90-Day Eurodollar	Short	(688)	12/17/2018	(168,908,867)	(168,792,200)	116,667	—
90-Day Eurodollar	Short	(565)	03/18/2019	(138,624,257)	(138,552,125)	72,132	—
5-Year U.S. Treasury Note	Long	5,558	12/29/2017	657,215,669	653,065,000	—	(4,150,669)
10-Year Canada Government Bond	Short	(188)	12/18/2017	(20,767,343)	(20,385,814)	381,529	—
10-Year U.S. Treasury Note	Long	3,322	12/19/2017	420,074,151	416,288,125	—	(3,786,026)
Euro OAT	Short	(1,345)	12/07/2017	(248,129,942)	(246,619,233)	1,510,709	—
Euro-BTP Italy Government Bond	Short	(35)	12/07/2017	(5,612,664)	(5,582,825)	29,839	—
German Euro Bund	Long	1,051	12/07/2017	201,196,170	200,002,967	—	(1,193,203)
OTC Call Options Exercise Price EUR 164.50 on German Euro Bund Futures (Counterparty: GSB)	Short	(249)	10/27/2017	(128,731)	(17,658)	111,073	—
OTC Put Options Exercise Price EUR 145.00 on German Euro Bund Futures (Counterparty: GSB)	Long	950	11/24/2017	12,182	11,228	—	(954)
OTC Put Options Exercise Price EUR 159.50 on German Euro Bund Futures (Counterparty: GSB)	Short	(283)	10/27/2017	(153,575)	(113,722)	39,853	—
U.K. Gilt	Short	(313)	12/27/2017	(53,225,954)	(51,957,726)	1,268,228	—
U.S. Treasury Bond	Short	(800)	12/19/2017	(123,883,108)	(122,250,000)	1,633,108	—

Total						$5,600,605	$(9,130,852)

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/03/2017	USD	23,674,242	BRL	75,000,000	$4,216	$—
BNP	10/03/2017	USD	3,894,028	CHF	3,785,000	—	(15,461)
BNP	10/03/2017	BRL	75,000,000	USD	24,009,220	—	(339,193)
BNP	11/15/2017	USD	11,387,538	GBP	8,805,000	—	(427,796)
BNP	11/15/2017	EUR	26,953,000	USD	31,985,886	79,869	(131,447)
BNP	11/20/2017	USD	1,281,001	JPY	140,000,000	33,917	—
BNP	01/02/2018	USD	213,095	DKK	1,445,000	—	(17,728)
BNP	01/02/2018	DKK	803,000	USD	122,403	5,867	—
BNP	01/03/2018	USD	24,245,066	BRL	76,656,211	349,460	(5,731)
BNP	04/03/2018	USD	2,463,263	BRL	9,300,000	—	(405,745)
BNP	04/03/2018	USD	38,399,935	DKK	257,419,800	—	(2,958,603)
BOA	10/06/2017	USD	194,746	ILS	678,000	2,900	—
BOA	11/15/2017	USD	53,893,563	EUR	45,068,000	496,339	—
BOA	11/15/2017	JPY	4,656,200,000	USD	41,465,774	1,902	—
BOA	11/15/2017	EUR	905,000	USD	1,064,540	7,717	—
BOA	01/02/2018	USD	23,674,944	DKK	161,778,000	—	(2,167,333)
BOA	04/03/2018	USD	118,247,213	DKK	805,666,000	—	(11,195,697)
BOA	07/02/2018	USD	14,497,484	DKK	94,290,000	—	(739,402)
BOA	07/03/2018	USD	14,188,609	DKK	95,225,000	—	(1,200,399)
CITI	10/03/2017	USD	4,797,980	BRL	15,200,000	854	—
CITI	10/03/2017	BRL	15,200,000	USD	4,904,808	—	(107,683)
CITI	10/05/2017	ZAR	4,184,000	USD	318,685	—	(9,901)
CITI	11/06/2017	USD	24,501,153	JPY	2,700,000,000	464,142	—
CITI	11/15/2017	USD	12,892,629	GBP	9,855,000	—	(331,688)
CITI	11/15/2017	EUR	37,831,000	USD	44,538,815	283,906	—
CITI	11/20/2017	USD	6,580,751	JPY	720,000,000	167,175	—
CITI	11/27/2017	USD	31,282,706	JPY	3,400,000,000	987,617	—
CITI	12/04/2017	KRW	7,041,106,600	USD	6,143,000	9,555	—
CITI	12/04/2017	INR	60,931,005	USD	924,598	1,124	—
CITI	07/02/2018	USD	14,048,334	DKK	91,265,000	—	(699,725)
DUB	10/03/2017	USD	123,289	BRL	391,122	—	(149)
DUB	10/03/2017	BRL	391,122	USD	123,460	—	(22)
DUB	01/03/2018	USD	237,532	BRL	900,000	—	(43,087)
GSB	10/02/2017	USD	329,963	DKK	2,252,000	—	(27,751)
GSB	10/02/2017	DKK	132,030,000	USD	20,353,418	618,644	—
GSB	10/03/2017	CHF	4,067,000	USD	4,242,172	—	(41,408)
GSB	10/03/2017	GBP	32,913,000	USD	42,587,036	1,520,877	—
GSB	10/20/2017	RUB	10,734,015	USD	183,135	2,683	—
GSB	11/15/2017	USD	7,442,461	GBP	5,711,000	—	(221,068)
GSB	11/15/2017	GBP	914,000	USD	1,240,868	—	(14,381)
GSB	11/15/2017	EUR	1,014,000	USD	1,209,660	—	(8,258)
GSB	11/15/2017	JPY	1,558,100,000	USD	14,260,429	—	(384,138)
GSB	11/27/2017	USD	37,397,364	JPY	4,070,000,000	1,132,360	—
GSB	12/18/2017	TWD	484,429,200	USD	16,180,000	—	(141,263)
GSB	04/03/2018	USD	17,738,246	DKK	120,619,200	—	(1,641,125)
GSB	10/02/2018	USD	7,374,583	DKK	47,805,000	—	(397,356)
HSBC	10/02/2017	USD	3,928,637	DKK	25,654,000	—	(146,325)
HSBC	10/13/2017	USD	1,485,000	IDR	19,520,325,000	37,393	—
HSBC	01/03/2018	USD	16,991,036	BRL	57,000,000	—	(781,512)
HSBC	10/01/2018	DKK	739,000	USD	114,508	5,627	—
JPM	10/03/2017	USD	46,378,233	BRL	154,400,000	4,655	(2,355,116)
JPM	10/03/2017	USD	615,020	NZD	860,000	—	(6,121)
JPM	10/03/2017	BRL	154,400,000	USD	47,286,501	1,705,350	(263,157)
JPM	10/13/2017	IDR	43,923,110,000	USD	3,236,542	20,751	—
JPM	11/06/2017	USD	23,960,791	JPY	2,640,000,000	457,937	—
JPM	11/15/2017	USD	84,907,095	EUR	70,815,000	1,004,450	—
JPM	11/15/2017	USD	24,930,578	GBP	19,174,000	—	(798,805)
JPM	11/15/2017	USD	121,194,301	JPY	13,220,300,000	3,455,563	—
JPM	11/15/2017	EUR	18,793,000	USD	22,485,015	—	(218,794)
JPM	11/15/2017	JPY	4,729,300,000	USD	42,802,445	—	(683,759)
JPM	11/20/2017	USD	24,502,806	JPY	2,670,000,000	719,129	—
JPM	12/04/2017	USD	86,130,084	TWD	2,566,676,494	1,217,461	—
JPM	01/02/2018	USD	13,618,046	DKK	92,143,000	—	(1,100,797)
JPM	01/03/2018	USD	11,492,046	BRL	41,900,000	—	(1,572,336)
JPM	01/03/2018	BRL	296,710	USD	86,190	6,324	—
JPM	04/03/2018	USD	37,023,409	BRL	122,400,000	260,182	(996,622)
MSCS	11/06/2017	USD	16,705,631	JPY	1,840,000,000	324,854	—
MSCS	11/20/2017	USD	6,859,344	JPY	750,000,000	178,536	—

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
MSCS	12/04/2017	USD	295,863	THB	9,785,669	$2,246	$—
MSCS	12/04/2017	KRW	7,034,963,600	USD	6,143,000	4,187	—
MSCS	07/03/2018	USD	13,815,308	BRL	47,200,000	—	(586,945)
NGFP	10/03/2017	USD	39,958,760	BRL	127,900,000	—	(406,525)
NGFP	10/03/2017	BRL	127,900,000	USD	40,372,475	—	(7,190)
NGFP	01/03/2018	USD	28,434,204	BRL	96,500,000	—	(1,654,410)
RBS	10/13/2017	USD	1,818,000	IDR	23,906,700,000	45,104	—
RBS	12/18/2017	TWD	241,125,280	USD	8,059,000	—	(75,697)
SCB	10/03/2017	USD	12,256,101	BRL	45,100,000	—	(1,977,475)
SCB	10/03/2017	BRL	45,100,000	USD	14,236,111	—	(2,535)
SCB	10/03/2017	JPY	6,706,600,000	USD	61,897,554	—	(2,288,063)
SCB	11/02/2017	GBP	32,913,000	USD	44,109,377	40,823	—
SCB	12/04/2017	USD	50,560,036	SGD	69,065,009	—	(392,551)
UBS	10/23/2017	USD	91,115,153	JPY	10,170,000,000	630,739	—
UBS	11/15/2017	EUR	6,116,000	USD	7,235,069	11,257	—
UBS	12/04/2017	USD	89,533,890	KRW	101,714,080,291	655,611	—
UBS	12/19/2017	TWD	50,689,390	USD	1,697,000	—	(18,655)
UBS	01/02/2018	DKK	45,950,000	USD	7,335,547	4,466	—
UBS	04/03/2018	USD	6,828,782	DKK	46,248,000	—	(601,687)

Total						$16,963,769	$(40,608,615)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)		Value
ASSETS
Investments
Asset-Backed Securities	$—	$355,978,274	$—		$355,978,274
Certificates of Deposit	—	96,100,000	—		96,100,000
Corporate Debt Securities	—	997,055,252	—		997,055,252
Foreign Government Obligations	—	172,823,488	—		172,823,488
Mortgage-Backed Securities	—	238,280,758	—		238,280,758
Municipal Government Obligations	—	15,381,616	—		15,381,616
U.S. Government Agency Obligations	—	1,354,103,410	—		1,354,103,410
U.S. Government Obligations	—	607,621,524	—		607,621,524
Commercial Paper	—	141,195,367	—		141,195,367
Short-Term Foreign Government Obligations	—	258,642,594	—		258,642,594
Securities Lending Collateral	31,875,189	—	—		31,875,189
Repurchase Agreement	—	9,235,069	—		9,235,069
Exchange-Traded Options Purchased	84,072	—	—		84,072
Over-the-Counter Options Purchased	—	—	0	(Q)	0	(Q)
Over-the-Counter Interest Rate Swaptions Purchased	—	473,444	—		473,444

Total Investments	$31,959,261	$4,246,890,796	$0	(Q)	$4,278,850,057

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$3,064,486	$—		$3,064,486
Centrally Cleared Interest Rate Swap Agreements	—	695,602	—		695,602
Over-the-Counter Credit Default Swap Agreements	—	274	—		274
Futures Contracts (Y)	5,600,605	—	—		5,600,605
Forward Foreign Currency Contracts (Y)	—	16,963,769	—		16,963,769

Total Other Financial Instruments	$5,600,605	$20,724,131	$—		$26,324,736

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(162,718,079)	$—	$(162,718,079)
Exchange-Traded Options Written	(90,519)	—	—	(90,519)
Over-the-Counter Foreign Exchange Options Written	—	(686,428)	—	(686,428)
Over-the-Counter Interest Rate Swaptions Written	—	(226,443)	—	(226,443)
Centrally Cleared Credit Default Swap Agreements	—	(138,458)	—	(138,458)
Centrally Cleared Interest Rate Swap Agreements	—	(2,825,209)	—	(2,825,209)
Over-the-Counter Credit Default Swap Agreements	—	(526,997)	—	(526,997)
Futures Contracts (Y)	(9,130,852)	—	—	(9,130,852)
Forward Foreign Currency Contracts (Y)	—	(40,608,615)	—	(40,608,615)

Total Other Financial Instruments	$(9,221,371)	$(207,730,229)	$—	$(216,951,600)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2

Mortgage-Backed Securities (L)	$—	$—	$—	$5,296,442

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $482,745,825, representing 17.2% of the Portfolio’s net assets.
(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2017. Fixed income securities may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(D)	Illiquid security. At September 30, 2017, the value of such securities amounted to $76,790,900 or 2.7% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at September 30, 2017.
(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2017, the total value of such securities is $2,330,665, representing 0.1% of the Portfolio net assets.
(G)	Non-income producing securities.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the total value of Regulation S securities is $72,720,109, representing 2.6% of the Portfolio’s net assets.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,238,140. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $26,669,179.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $21,085,040.
(O)	Securities are subject to sale-buyback transactions.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $10,832,833.
(Q)	Security deemed worthless.
(R)	Security is Level 3 of the fair value hierarchy.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2017 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	The Portfolio recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NZD	New Zealand Dollar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand
MXN	Mexican Peso

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 22.5%
Banks - 9.6%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 10/16/2017 (B)	$ 779,000	$ 693,310
Bank of America Corp.
CPI-YoY + 1.10%, 2.73% (A), 11/19/2024, MTN	5,000,000	4,712,500
4.18%, 11/25/2027, MTN	152,000	157,544
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	891,000	941,784
BankBoston Capital Trust IV
3-Month LIBOR + 0.60%, 1.92% (A), 06/08/2028	269,000	253,218
Barclays PLC
3-Month LIBOR + 2.11%, 3.42% (A), 08/10/2021	231,000	241,189
Citigroup, Inc.
1.38*CPI-YoY, 2.38% (A), 03/27/2025, MTN	1,000,000	975,020
3-Month LIBOR + 1.19%, 2.50% (A), 08/02/2021	465,000	473,016
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	674,000	680,601
CPI-YoY + 2.50%, 4.23% (A), 03/30/2020, MTN	2,000,000	2,065,040
Corestates Capital II
3-Month LIBOR + 0.65%, 1.95% (A), 01/15/2027 (C)	244,000	229,665
HSBC Holdings PLC
3-Month LIBOR + 1.50%, 2.80% (A), 01/05/2022	1,600,000	1,650,815
Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (B)	336,000	351,422
JPMorgan Chase & Co.
3-Month LIBOR + 1.23%, 2.54% (A), 10/24/2023	275,000	280,960
PNC Financial Services Group, Inc.
Fixed until 11/01/2026, 5.00% (A), 11/01/2026 (B)	553,000	579,268
Regions Financial Corp.
2.75%, 08/14/2022	310,000	309,467
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (A), 03/08/2023, MTN (D)	EUR 400,000	494,042
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	$ 200,000	201,228
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (B)	234,000	259,448
Standard Chartered PLC
3-Month LIBOR + 1.51%, 2.82% (A), 01/30/2027 (B) (C)	400,000	342,000
SunTrust Capital III
3-Month LIBOR + 0.65%, 1.97% (A), 03/15/2028	239,000	219,478

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Swedbank AB
Fixed until 11/22/2022, 1.00% (A), 11/22/2027, MTN (D)	EUR 400,000	$ 470,657
UniCredit SpA
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (C)	$ 241,000	252,555
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 1.80% (A), 01/15/2027	354,000	332,760
Wells Fargo & Co.
3-Month LIBOR + 0.46%, 1.77% (A), 04/22/2019 (E)	1,000,000	1,003,155
Westpac Banking Corp.
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	85,000	87,330

		18,257,472

Building Products - 0.4%
Masco Corp.
3.50%, 11/15/2027	827,000	819,200

Capital Markets - 2.4%
Credit Suisse Group Funding Guernsey, Ltd.
3-Month LIBOR + 2.29%, 3.59% (A), 04/16/2021	1,257,000	1,320,208
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (A), 10/30/2017 (B)	50,000	44,875
Goldman Sachs Capital III
3-Month LIBOR + 0.77%, 4.00% (A), 10/30/2017 (B)	26,000	23,270
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.16%, 2.47% (A), 04/23/2020	473,000	480,635
3-Month LIBOR + 1.17%, 2.49% (A), 11/15/2021	824,000	835,305
Morgan Stanley
3-Month LIBOR + 1.40%, 2.71% (A), 04/21/2021, MTN	1,000,000	1,026,979
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	404,000	405,505
State Street Corp.
3-Month LIBOR + 1.00%, 2.32% (A), 06/01/2077	564,000	514,537

		4,651,314

Construction Materials - 0.4%
Vulcan Materials Co.
3-Month LIBOR + 0.60%, 1.92% (A), 06/15/2020	827,000	827,505

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 1.6%
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.79%, 2.10% (A), 06/12/2020	$ 828,000	$ 828,966
Navient Corp.
CPI-YoY + 2.15%, 3.78% (A), 12/15/2020, MTN	189,000	183,279
CPI-YoY + 2.25%, 4.19% (A), 05/03/2019, MTN	2,000,000	1,988,040

		3,000,285

Diversified Financial Services - 1.1%
Hartford Life Institutional Funding
CPI-YoY + 2.30%, 4.03% (A), 05/08/2018, MTN (C) (F)	2,000,000	2,014,020

Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.
3-Month LIBOR + 0.37%, 1.69% (A), 08/15/2019	223,000	223,016

Electric Utilities - 0.1%
FirstEnergy Corp.
3.90%, 07/15/2027	268,000	272,164

Insurance - 1.0%
Chubb Corp.
3-Month LIBOR + 2.25%, 3.55% (A), 03/29/2067	556,000	552,942
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.44% (A), 02/12/2067 (C)	1,051,000	1,008,960
Prudential Financial, Inc.
Fixed until 06/15/2018, 8.88% (A), 06/15/2068	255,000	267,113

		1,829,015

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.38%, 05/01/2047 (C)	194,000	201,540

Metals & Mining - 2.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (C)	229,000	226,327
Glencore Funding LLC
4.00%, 04/16/2025 - 03/27/2027 (C)	947,000	955,039
Kinross Gold Corp.
4.50%, 07/15/2027 (C)	267,000	269,336
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	1,050,000	1,104,572
5.75%, 11/15/2041 (C)	515,000	574,424
Vale Overseas, Ltd.
6.25%, 08/10/2026	704,000	798,829

		3,928,527

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.6%
National Grid PLC
1.25%, 10/06/2021, MTN (D)	GBP 520,000	$ 864,951
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 3.43% (A), 05/15/2067	$ 242,000	232,318

		1,097,269

Oil, Gas & Consumable Fuels - 2.4%
BP Capital Markets PLC
3-Month LIBOR + 0.65%, 1.97% (A), 09/19/2022	569,000	572,148
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	1,397,000	1,414,463
EnLink Midstream Partners, LP
4.85%, 07/15/2026	406,000	424,834
Fixed until 12/15/2022, 6.00% (A), 12/15/2022 (B)	142,000	142,114
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	278,000	280,433
Hess Corp.
4.30%, 04/01/2027 (E)	130,000	128,854
Marathon Oil Corp.
4.40%, 07/15/2027	345,000	351,805
Noble Energy, Inc.
3.85%, 01/15/2028	519,000	520,024
ONEOK, Inc.
4.00%, 07/13/2027	99,000	100,228
Phillips 66 Partners, LP
3.55%, 10/01/2026	551,000	539,052
Sunoco Logistics Partners Operations, LP
5.40%, 10/01/2047	154,000	156,651

		4,630,606

Real Estate Management & Development - 0.1%
Vonovia Finance BV
3.20%, 10/02/2017 (D)	200,000	200,000

Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (D)	GBP 568,727	938,900

Total Corporate Debt Securities (Cost $42,432,656)		42,890,833

FOREIGN GOVERNMENT OBLIGATIONS - 20.7%
Australia - 2.2%
Australia Government Bond
1.00%, 11/21/2018 (D)	AUD 5,000,000	4,223,875

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2019	BRL 3,000,000	977,476

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France - 4.0%
France Government Bond OAT
2.10%, 07/25/2023 (D)	EUR 1,885,436	$ 2,673,007
France Republic Government Bond OAT
0.10%, 07/25/2021 (D)	3,859,300	4,839,000

		7,512,007

Italy - 3.1%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (D)	2,549,675	3,056,856
1.25%, 09/15/2032 (D)	1,010,600	1,187,334
2.10%, 09/15/2021 (D)	1,315,308	1,720,932

		5,965,122

Mexico - 1.1%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 16,346,340	882,316
4.50%, 12/04/2025	18,546,407	1,124,833

		2,007,149

New Zealand - 0.8%
New Zealand Government Bond
2.00%, 09/20/2025 (D)	NZD 2,000,000	1,547,615

Spain - 1.6%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (D)	EUR 2,532,675	3,124,240

United Kingdom - 7.4%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2044 (D)	GBP 9,312,245	14,005,298

Total Foreign Government Obligations (Cost $37,747,550)		39,362,782

MORTGAGE-BACKED SECURITY - 0.1%
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 1.93% (A), 06/15/2034 (C)	$ 150,000	150,140

Total Mortgage-Backed Security (Cost $150,000)		150,140

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 1.65%, 2.89% (A), 04/25/2024	1,655,559	1,676,699
1-Month LIBOR + 2.20%, 3.44% (A), 02/25/2024 - 03/25/2025	1,144,434	1,170,233
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 1.60%, 2.84% (A), 01/25/2024	138,402	139,636
1-Month LIBOR + 2.00%, 3.24% (A), 10/25/2023	98,759	99,586

Total U.S. Government Agency Obligations (Cost $3,032,274)		3,086,154

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 53.0%
U.S. Treasury Inflation-Protected Securities - 53.0%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	$ 2,661,875	$ 2,487,360
0.75%, 02/15/2042 - 02/15/2045	5,657,320	5,418,985
1.00%, 02/15/2046	2,530,573	2,567,241
1.38%, 02/15/2044	2,635,378	2,907,591
2.00%, 01/15/2026	2,466,760	2,774,186
2.38%, 01/15/2025 - 01/15/2027	6,899,726	7,950,254
2.50%, 01/15/2029	570,090	688,188
3.63%, 04/15/2028	1,059,464	1,386,721
3.88%, 04/15/2029	3,127,089	4,253,586
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2018 - 07/15/2024	55,272,532	55,279,918
0.25%, 01/15/2025	2,428,819	2,404,726
0.38%, 07/15/2025	4,139,403	4,139,910
0.63%, 01/15/2024 - 01/15/2026	6,975,642	7,085,918
1.13%, 01/15/2021	1,421,206	1,477,749

Total U.S. Government Obligations (Cost $100,485,373)		100,822,333

	Shares	Value
PREFERRED STOCKS - 0.8%
Banks - 0.3%
Santander Finance Preferred SAU
3-Month LIBOR + 0.52%, 4.00% (A)	3,500	85,050
US Bancorp
Series A, 3-Month LIBOR + 1.02%, 3.50% (A)	500	432,505

		517,555

Consumer Finance - 0.4%
Navient Corp.
CPI-YoY + 2.05%, 3.68% (A)	30,888	773,436

Insurance - 0.1%
Prudential Financial, Inc.
CPI-YoY + 2.40%, 4.03% (A)	10,368	262,310

Total Preferred Stocks (Cost $1,492,535)		1,553,301

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (G)	143,463	143,463

Total Securities Lending Collateral (Cost $143,463)		143,463

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp. 0.12% (G), dated 09/29/2017, to be repurchased at $2,319,926 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $2,366,708.	$ 2,319,902	2,319,902

Total Repurchase Agreement (Cost $2,319,902)		2,319,902

Total Investments (Cost $187,803,753)		190,328,908
Net Other Assets (Liabilities) - 0.0% (H)		24,507

Net Assets - 100.0%		$ 190,353,415

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/20/2017	AUD	5,392,650	USD	4,325,283	$—	$(96,375)
JPMS	10/20/2017	EUR	937,392	USD	1,131,121	—	(22,001)
JPMS	10/20/2017	NZD	3,245,105	USD	2,363,734	—	(20,761)
JPMS	10/20/2017	USD	8,278,673	AUD	10,500,000	44,588	—
JPMS	10/20/2017	USD	941,915	BRL	3,000,000	—	(2,555)
JPMS	10/20/2017	USD	3,945,228	EUR	3,345,730	—	(13,432)
JPMS	10/20/2017	USD	7,079,201	GBP	5,450,000	—	(228,711)
JPMS	10/20/2017	USD	1,901,423	MXN	34,500,000	13,292	—
JPMS	10/20/2017	USD	3,802,214	NZD	5,200,000	47,802	—
JPMS	11/16/2017	USD	11,992,862	EUR	9,979,947	167,833	—
JPMS	11/16/2017	USD	4,297,293	GBP	3,255,000	—	(70,673)

Total						$273,515	$(454,508)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$42,890,833	$—	$42,890,833
Foreign Government Obligations	—	39,362,782	—	39,362,782
Mortgage-Backed Security	—	150,140	—	150,140
U.S. Government Agency Obligations	—	3,086,154	—	3,086,154
U.S. Government Obligations	—	100,822,333	—	100,822,333
Preferred Stocks	1,553,301	—	—	1,553,301
Securities Lending Collateral	143,463	—	—	143,463
Repurchase Agreement	—	2,319,902	—	2,319,902

Total Investments	$1,696,764	$188,632,144	$—	$190,328,908

Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$273,515	$—	$273,515

Total Other Financial Instruments	$—	$273,515	$—	$273,515

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(454,508)	$—	$(454,508)

Total Other Financial Instruments	$—	$(454,508)	$—	$(454,508)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. In addition, variable rate securities with a floor or ceiling feature are disclosing that inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $7,328,578, representing 3.8% of the Portfolio’s net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the total value of Regulation S securities is $39,346,707, representing 20.7% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $140,672. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $2,014,020, representing 1.1% of the Portfolio’s net assets.
(G)	Rates disclosed reflect the yields at September 30, 2017.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 74.6%
Money Market Funds - 74.6%
State Street Institutional U.S. Government Money Market Fund	3,170,844	$ 3,170,844
Dreyfus Treasury Cash Management	3,170,843	3,170,843
UBS Select Treasury Preferred	3,170,844	3,170,844
BlackRock Liquidity Funds T-Fund Portfolio	3,170,843	3,170,843

Total Short-Term Investment Companies (Cost $12,683,374)		12,683,374

	Principal	Value
REPURCHASE AGREEMENT - 18.6%

Fixed Income Clearing Corp. 0.12% (A), dated 09/29/2017, to be repurchased at $3,170,875 on 10/02/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $3,236,182.

	$ 3,170,843	$ 3,170,843

Total Repurchase Agreement (Cost $3,170,843)		3,170,843

Total Investments (Cost $15,854,217)		15,854,217
Net Other Assets (Liabilities) - 6.8%		1,161,178

Net Assets - 100.0%		$ 17,015,395

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Short	(270)	12/15/2017	$(33,222,290)	$(33,966,000)	$—	$(743,710)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$12,683,374	$—	$—	$12,683,374
Repurchase Agreement	—	3,170,843	—	3,170,843

Total Investments	$12,683,374	$3,170,843	$—	$15,854,217

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(743,710)	$—	$—	$(743,710)

Total Other Financial Instruments	$(743,710)	$—	$—	$(743,710)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2017.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 14.2%
iShares Edge MSCI Min Vol EAFE ETF (A)	320,250	$ 22,756,965
Vanguard FTSE All-World ex-US ETF	577,636	30,447,193
Vanguard Total International Stock ETF	187,012	10,235,167

		63,439,325

International Fixed Income Fund - 3.4%
Vanguard Total International Bond ETF (A)	281,477	15,365,830

U.S. Equity Funds - 34.5%
iShares Core S&P 500 ETF	123,067	31,127,336
iShares Edge MSCI Min Vol USA ETF (A)	346,416	17,438,582
iShares Russell 1000 ETF (A)	666,130	93,178,265
Vanguard Small-Cap Growth ETF (A)	41,063	6,267,856
Vanguard Small-Cap Value ETF (A)	49,089	6,273,083

		154,285,122

U.S. Fixed Income Funds - 47.2%
iShares Core U.S. Aggregate Bond ETF	446,894	48,975,113
iShares TIPS Bond ETF	30,657	3,482,022
SPDR Bloomberg Barclays Convertible Securities ETF (A)	218,301	11,148,632
Vanguard Total Bond Market ETF	1,796,130	147,210,815

		210,816,582

Total Exchange-Traded Funds (Cost $417,544,856)		443,906,859

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (B)	32,502,859	$ 32,502,859

Total Securities Lending Collateral (Cost $32,502,859)		32,502,859

	Principal	Value

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp. 0.12% (B), dated 09/29/2017, to be repurchased at $3,686,262 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $3,762,715.	$ 3,686,225	3,686,225

Total Repurchase Agreement (Cost $3,686,225)		3,686,225

Total Investments (Cost $453,733,940)		480,095,943
Net Other Assets (Liabilities) - (7.4)%		(33,104,946)

Net Assets - 100.0%		$ 446,990,997

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$443,906,859	$—	$—	$443,906,859
Securities Lending Collateral	32,502,859	—	—	32,502,859
Repurchase Agreement	—	3,686,225	—	3,686,225

Total Investments	$476,409,718	$3,686,225	$—	$480,095,943

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,807,101. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2017.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 28.3%
iShares Edge MSCI Min Vol EAFE ETF	286,145	$ 20,333,464
Vanguard FTSE All-World ex-US ETF (A)	2,594,191	136,739,807
Vanguard Total International Stock ETF	827,190	45,272,109

		202,345,380

International Fixed Income Fund - 0.8%
Vanguard Total International Bond ETF (A)	97,422	5,318,267

U.S. Equity Funds - 65.4%
iShares Core S&P 500 ETF	417,662	105,639,249
iShares Edge MSCI Min Vol USA ETF (A)	160,999	8,104,690
iShares Russell 1000 ETF (A)	2,274,768	318,194,548
Vanguard Small-Cap Growth ETF (A)	122,299	18,667,719
Vanguard Small-Cap Value ETF (A)	139,976	17,887,533

		468,493,739

U.S. Fixed Income Funds - 5.0%
iShares Core U.S. Aggregate Bond ETF	73,132	8,014,536
iShares TIPS Bond ETF	14,376	1,632,826
SPDR Bloomberg Barclays Convertible Securities ETF (A)	49,531	2,529,548
Vanguard Total Bond Market ETF	291,811	23,916,830

		36,093,740

Total Exchange-Traded Funds (Cost $627,370,905)		712,251,126

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (B)	74,517,126	$ 74,517,126

Total Securities Lending Collateral (Cost $74,517,126)		74,517,126

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp. 0.12% (B), dated 09/29/2017, to be repurchased at $4,266,490 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $4,353,141.	$ 4,266,447	4,266,447

Total Repurchase Agreement (Cost $4,266,447)		4,266,447

Total Investments (Cost $706,154,478)		791,034,699
Net Other Assets (Liabilities) - (10.5)%		(75,085,121)

Net Assets - 100.0%		$ 715,949,578

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$712,251,126	$—	$—	$712,251,126
Securities Lending Collateral	74,517,126	—	—	74,517,126
Repurchase Agreement	—	4,266,447	—	4,266,447

Total Investments	$786,768,252	$4,266,447	$—	$791,034,699

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $72,818,923. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2017.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 21.0%
iShares Edge MSCI Min Vol EAFE ETF (A)	964,662	$ 68,548,882
Vanguard FTSE All-World ex-US ETF (A)	3,748,979	197,608,683
Vanguard Total International Stock ETF (A)	1,191,789	65,226,612

		331,384,177

International Fixed Income Fund - 2.8%
Vanguard Total International Bond ETF (A)	800,168	43,681,171

U.S. Equity Funds - 48.1%
iShares Core S&P 500 ETF	652,008	164,912,384
iShares Edge MSCI Min Vol USA ETF (A)	771,304	38,827,443
iShares Russell 1000 ETF (A)	3,540,461	495,239,685
Vanguard Small-Cap Growth ETF (A)	197,316	30,118,314
Vanguard Small-Cap Value ETF (A)	235,337	30,073,715

		759,171,541

U.S. Fixed Income Funds - 27.6%
iShares Core U.S. Aggregate Bond ETF	909,766	99,701,256
iShares TIPS Bond ETF	103,658	11,773,475
SPDR Bloomberg Barclays Convertible Securities ETF (A)	477,288	24,375,098
Vanguard Total Bond Market ETF	3,662,456	300,174,894

		436,024,723

Total Exchange-Traded Funds (Cost $1,436,035,750)		1,570,261,612

	Shares	Value
SECURITIES LENDING COLLATERAL - 16.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (B)	252,971,048	$ 252,971,048

Total Securities Lending Collateral (Cost $252,971,048)		252,971,048

	Principal	Value

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp. 0.12% (B), dated 09/29/2017, to be repurchased at $8,827,530 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 05/31/2022, and with a value of $9,006,498.	$ 8,827,442	8,827,442

Total Repurchase Agreement (Cost $8,827,442)		8,827,442

Total Investments (Cost $1,697,834,240)		1,832,060,102
Net Other Assets (Liabilities) - (16.1)%		(254,289,167)

Net Assets - 100.0%		$ 1,577,770,935

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,570,261,612	$—	$—	$1,570,261,612
Securities Lending Collateral	252,971,048	—	—	252,971,048
Repurchase Agreement	—	8,827,442	—	8,827,442

Total Investments	$1,823,232,660	$8,827,442	$—	$1,832,060,102

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $247,290,663. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2017.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. (A)	27,600	$ 966,276
Aerovironment, Inc. (A)	22,300	1,206,876
Cubic Corp.	13,000	663,000
Curtiss-Wright Corp.	11,200	1,170,848
Orbital ATK, Inc.	9,374	1,248,242

		5,255,242

Airlines - 2.4%
Alaska Air Group, Inc.	77,500	5,910,925
JetBlue Airways Corp. (A)	195,100	3,615,203
United Continental Holdings, Inc. (A)	71,000	4,322,480

		13,848,608

Auto Components - 0.7%
Gentex Corp.	42,600	843,480
Stoneridge, Inc. (A)	62,200	1,232,182
Visteon Corp. (A)	15,600	1,930,812

		4,006,474

Banks - 6.9%
Berkshire Hills Bancorp, Inc.	84,712	3,282,590
CIT Group, Inc.	156,200	7,661,610
First Citizens BancShares, Inc., Class A	13,207	4,937,965
First Community Bancshares, Inc.	102,854	2,994,080
First Republic Bank, Class A	13,300	1,389,318
Hanmi Financial Corp., Class B	46,500	1,439,175
Hope Bancorp, Inc.	63,472	1,124,089
Lakeland Bancorp, Inc., Class A	164,300	3,351,720
Sandy Spring Bancorp, Inc.	73,500	3,045,840
Sterling Bancorp	121,500	2,994,975
Umpqua Holdings Corp.	102,800	2,005,628
Union Bankshares Corp.	33,100	1,168,430
United Community Banks, Inc.	67,500	1,926,450
Washington Trust Bancorp, Inc.	25,403	1,454,322
Webster Financial Corp.	24,300	1,276,965

		40,053,157

Biotechnology - 0.7%
United Therapeutics Corp. (A)	35,500	4,160,245

Building Products - 2.0%
American Woodmark Corp. (A)	10,200	981,750
Caesarstone, Ltd. (A)	91,800	2,735,640
Continental Building Products, Inc. (A)	145,800	3,790,800
Gibraltar Industries, Inc. (A)	23,500	732,025
Insteel Industries, Inc.	19,000	496,090
JELD-WEN Holding, Inc. (A)	42,800	1,520,256
Masonite International Corp. (A)	10,000	692,000
PGT Innovations, Inc. (A)	50,000	747,500

		11,696,061

Capital Markets - 1.7%
E*TRADE Financial Corp. (A)	99,900	4,356,639
Legg Mason, Inc.	42,000	1,651,020
Piper Jaffray Cos.	30,100	1,786,435
Stifel Financial Corp.	34,500	1,844,370
Waddell & Reed Financial, Inc., Class A (B)	18,000	361,260

		9,999,724

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.2%
Albemarle Corp.	12,900	$ 1,758,399
Chase Corp.	6,000	668,400
Mosaic Co.	118,100	2,549,779
Trinseo SA	31,400	2,106,940

		7,083,518

Commercial Services & Supplies - 1.6%
HNI Corp.	22,100	916,487
Hudson Technologies, Inc. (A)	85,300	666,193
KAR Auction Services, Inc.	54,000	2,577,960
Knoll, Inc.	40,400	808,000
Stericycle, Inc. (A)	38,900	2,786,018
Tetra Tech, Inc.	32,300	1,503,565

		9,258,223

Communications Equipment - 1.7%
ARRIS International PLC (A)	204,836	5,835,778
KVH Industries, Inc. (A)	224,582	2,683,755
NETGEAR, Inc. (A)	25,500	1,213,800

		9,733,333

Construction & Engineering - 1.4%
Comfort Systems USA, Inc., Class A	57,300	2,045,610
EMCOR Group, Inc.	35,500	2,462,990
Granite Construction, Inc.	32,400	1,877,580
KBR, Inc.	109,000	1,948,920

		8,335,100

Construction Materials - 0.4%
US Concrete, Inc. (A) (B)	27,850	2,124,955

Consumer Finance - 0.9%
Ally Financial, Inc.	212,300	5,150,398

Diversified Consumer Services - 0.9%
H&R Block, Inc.	186,400	4,935,872

Diversified Financial Services - 0.6%
Voya Financial, Inc.	84,086	3,354,191

Electric Utilities - 4.6%
Alliant Energy Corp.	122,400	5,088,168
FirstEnergy Corp.	395,000	12,177,850
PPL Corp.	177,400	6,732,330
Xcel Energy, Inc.	54,000	2,555,280

		26,553,628

Electrical Equipment - 0.6%
LSI Industries, Inc.	115,000	760,150
Regal Beloit Corp.	29,050	2,294,950
Revolution Lighting Technologies, Inc. (A) (B)	70,000	455,000

		3,510,100

Electronic Equipment, Instruments & Components - 4.5%
Avnet, Inc.	129,029	5,070,839
Belden, Inc.	14,800	1,191,844
Benchmark Electronics, Inc. (A)	2,000	68,300
Coherent, Inc. (A)	16,500	3,880,305
Control4 Corp. (A)	151,500	4,463,190
Daktronics, Inc.	27,100	286,447
Methode Electronics, Inc.	19,000	804,650
Orbotech, Ltd. (A)	130,113	5,492,070

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Universal Display Corp., Class A (B)	24,400	$ 3,143,940
Vishay Intertechnology, Inc. (B)	100,500	1,889,400

		26,290,985

Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc. (B)	21,900	1,141,209
Transocean, Ltd. (A) (B)	238,700	2,568,412

		3,709,621

Equity Real Estate Investment Trusts - 5.7%
Brandywine Realty Trust	118,000	2,063,820
Community Healthcare Trust, Inc.	115,500	3,113,880
Crown Castle International Corp.	25,000	2,499,500
DiamondRock Hospitality Co.	231,000	2,529,450
Iron Mountain, Inc.	44,100	1,715,490
Lexington Realty Trust	185,000	1,890,700
Liberty Property Trust, Series C	41,200	1,691,672
National Retail Properties, Inc.	22,700	945,682
Outfront Media, Inc.	20,000	503,600
Physicians Realty Trust	110,500	1,959,165
Piedmont Office Realty Trust, Inc., Class A	44,700	901,152
Sabra Health Care REIT, Inc.	55,600	1,219,864
Summit Hotel Properties, Inc.	201,000	3,213,990
Uniti Group, Inc. (B)	353,802	5,186,737
VEREIT, Inc.	409,000	3,390,610

		32,825,312

Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc. (B)	68,800	7,530,160

Food Products - 1.3%
Kellogg Co.	121,400	7,571,718

Health Care Equipment & Supplies - 1.8%
AngioDynamics, Inc. (A)	30,700	524,663
DENTSPLY SIRONA, Inc.	118,700	7,099,447
Zimmer Biomet Holdings, Inc., Class A	22,100	2,587,689

		10,211,799

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp., Class A	61,700	5,105,675
AMN Healthcare Services, Inc. (A)	22,500	1,028,250
Cardinal Health, Inc.	99,500	6,658,540
HealthSouth Corp.	41,500	1,923,525
Laboratory Corp. of America Holdings (A)	33,500	5,057,495
MEDNAX, Inc. (A)	181,300	7,817,656
WellCare Health Plans, Inc. (A)	13,300	2,284,142

		29,875,283

Health Care Technology - 0.2%
Omnicell, Inc. (A)	21,400	1,092,470

Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	9,900	2,041,380

Household Durables - 0.5%
Helen of Troy, Ltd. (A)	16,100	1,560,090
La-Z-Boy, Inc.	41,600	1,119,040

		2,679,130

Household Products - 0.5%
Spectrum Brands Holdings, Inc., Class A (B)	27,200	2,881,024

Independent Power & Renewable Electricity Producers - 1.1%
AES Corp.	579,600	6,387,192

	Shares	Value
COMMON STOCKS (continued)
Insurance - 8.2%
Alleghany Corp. (A)	14,000	$ 7,756,140
Allstate Corp.	36,800	3,382,288
Aspen Insurance Holdings, Ltd.	31,000	1,252,400
FNF Group	119,500	5,671,470
Loews Corp.	128,100	6,130,866
Markel Corp. (A)	2,800	2,990,344
Progressive Corp.	131,900	6,386,598
Selective Insurance Group, Inc.	79,783	4,296,315
United Fire Group, Inc.	75,389	3,454,324
Validus Holdings, Ltd.	29,500	1,451,695
Willis Towers Watson PLC	32,400	4,997,052

		47,769,492

Internet & Direct Marketing Retail - 1.1%
Liberty Expedia Holdings, Inc., Class A (A)	75,200	3,993,872
Liberty Interactive Corp QVC Group, Series A (A)	79,600	1,876,172
Nutrisystem, Inc.	11,750	656,825

		6,526,869

Internet Software & Services - 0.4%
IAC/InterActiveCorp (A)	17,600	2,069,408

IT Services - 1.4%
Global Payments, Inc.	16,800	1,596,504
Leidos Holdings, Inc.	36,200	2,143,764
Western Union Co.	223,400	4,289,280

		8,029,548

Machinery - 1.9%
Altra Industrial Motion Corp.	37,500	1,803,750
Columbus McKinnon Corp.	39,663	1,502,038
Douglas Dynamics, Inc.	48,400	1,906,960
Gencor Industries, Inc. (A)	48,300	852,495
Mueller Industries, Inc.	59,300	2,072,535
Oshkosh Corp.	16,500	1,361,910
Watts Water Technologies, Inc., Class A	24,200	1,674,640

		11,174,328

Media - 6.3%
AMC Networks, Inc., Class A (A)	99,400	5,811,918
Discovery Communications, Inc., Class C (A)	348,644	7,063,528
DISH Network Corp., Class A (A)	63,600	3,449,028
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	76,944	3,221,645
Lions Gate Entertainment Corp., Class B (A)	58,479	1,859,047
Madison Square Garden Co., Class A (A)	20,380	4,363,358
MSG Networks, Inc., Class A (A)	20,500	434,600
News Corp., Class A	479,500	6,358,170
Viacom, Inc., Class B	151,800	4,226,112

		36,787,406

Metals & Mining - 0.3%
Kaiser Aluminum Corp.	17,500	1,804,950

Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	566,189	6,901,844

Multi-Utilities - 2.9%
CMS Energy Corp.	36,700	1,699,944
NorthWestern Corp.	57,750	3,288,285
SCANA Corp.	155,900	7,559,591
WEC Energy Group, Inc.	67,400	4,231,372

		16,779,192

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.1%
Andeavor	10,448	$ 1,077,711
Antero Resources Corp. (A) (B)	333,400	6,634,660
Callon Petroleum Co. (A)	129,500	1,455,580
Delek US Holdings, Inc.	19,144	511,719
Energen Corp. (A)	22,900	1,252,172
Gulfport Energy Corp. (A)	84,100	1,205,994
Marathon Petroleum Corp.	27,300	1,530,984
Range Resources Corp. (B)	255,200	4,994,264
REX American Resources Corp., Class A (A)	19,400	1,820,302
Rice Energy, Inc. (A)	116,900	3,383,086

		23,866,472

Paper & Forest Products - 0.6%
Domtar Corp.	63,000	2,733,570
P.H. Glatfelter Co.	37,300	725,485

		3,459,055

Pharmaceuticals - 0.4%
Nektar Therapeutics, Class A (A)	108,300	2,599,200

Professional Services - 0.9%
FTI Consulting, Inc. (A)	13,800	489,624
Heidrick & Struggles International, Inc.	98,500	2,083,275
ICF International, Inc. (A)	16,500	890,175
On Assignment, Inc. (A)	36,100	1,937,848

		5,400,922

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	89,100	3,375,108

Road & Rail - 0.3%
AMERCO	4,350	1,630,815

Semiconductors & Semiconductor Equipment - 2.8%
AXT, Inc. (A)	86,500	791,475
Brooks Automation, Inc., Class A	38,000	1,153,680
Cohu, Inc.	124,000	2,956,160
Entegris, Inc. (A)	67,500	1,947,375
First Solar, Inc. (A)	46,800	2,147,184
MKS Instruments, Inc.	24,200	2,285,690
Qorvo, Inc. (A)	19,900	1,406,532
Silicon Motion Technology Corp., ADR (B)	44,400	2,132,532
Xcerra Corp. (A)	171,000	1,684,350

		16,504,978

Software - 2.1%
Barracuda Networks, Inc. (A)	4,500	109,035
CA, Inc.	74,100	2,473,458
Citrix Systems, Inc. (A)	19,800	1,521,036
Dell Technologies, Inc., Class V (A)	52,300	4,038,083
Synopsys, Inc. (A)	31,000	2,496,430
TiVo Corp.	80,517	1,598,262

		12,236,304

Specialty Retail - 3.2%
Abercrombie & Fitch Co., Class A (B)	82,100	1,185,524
Advance Auto Parts, Inc.	67,900	6,735,680
American Eagle Outfitters, Inc.	182,600	2,611,180
Bed Bath & Beyond, Inc.	183,800	4,313,786
Foot Locker, Inc.	14,500	510,690
Urban Outfitters, Inc. (A) (B)	39,500	944,050
Williams-Sonoma, Inc., Class A (B)	42,000	2,094,120

		18,395,030

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 1.3%
NetApp, Inc.	81,400	$ 3,562,064
Western Digital Corp.	48,600	4,199,040

		7,761,104

Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (A)	22,100	1,511,861
Michael Kors Holdings, Ltd. (A)	134,100	6,416,685
Steven Madden, Ltd., Class B (A)	36,500	1,580,450

		9,508,996

Thrifts & Mortgage Finance - 2.1%
Dime Community Bancshares, Inc.	88,500	1,902,750
Oritani Financial Corp.	35,500	596,400
Provident Financial Services, Inc.	75,800	2,021,586
TrustCo Bank Corp.	115,600	1,028,840
United Financial Bancorp, Inc.	175,781	3,215,034
Washington Federal, Inc.	94,000	3,163,100

		11,927,710

Trading Companies & Distributors - 1.0%
AerCap Holdings NV (A)	118,600	6,061,646

Total Common Stocks (Cost $483,733,020)		562,725,280

SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (C)	31,532,708	31,532,708

Total Securities Lending Collateral (Cost $31,532,708)		31,532,708

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $3,192,174 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 06/30/2023, and with a value of $3,260,769.	$ 3,192,142	3,192,142

Total Repurchase Agreement (Cost $3,192,142)		3,192,142

Total Investments (Cost $518,457,870)		597,450,130
Net Other Assets (Liabilities) - (2.9)%		(16,642,526)

Net Assets - 100.0%		$ 580,807,604

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$562,725,280	$—	$—	$562,725,280
Securities Lending Collateral	31,532,708	—	—	31,532,708
Repurchase Agreement	—	3,192,142	—	3,192,142

Total Investments	$594,257,988	$3,192,142	$—	$597,450,130

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,809,674. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 4.4%
Aerojet Rocketdyne Holdings, Inc. (A)	82,200	$ 2,877,822
BWX Technologies, Inc.	85,400	4,784,108
Curtiss-Wright Corp.	41,900	4,380,226
Esterline Technologies Corp. (A)	16,200	1,460,430
HEICO Corp., Class A	92,126	7,020,001
Hexcel Corp.	57,400	3,295,908
Moog, Inc., Class A (A)	63,200	5,272,776
Teledyne Technologies, Inc. (A)	49,400	7,863,492

		36,954,763

Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (A) (B)	95,100	6,445,878

Airlines - 0.3%
Hawaiian Holdings, Inc. (A)	25,900	972,545
Spirit Airlines, Inc. (A)	36,700	1,226,147

		2,198,692

Auto Components - 1.3%
Cooper-Standard Holdings, Inc. (A)	24,600	2,852,862
LCI Industries	29,600	3,429,160
Tenneco, Inc.	49,500	3,003,165
Visteon Corp. (A)	14,900	1,844,173

		11,129,360

Banks - 1.9%
Ameris Bancorp	42,900	2,059,200
CenterState Bank Corp.	130,700	3,502,760
First BanCorp / Southern Pines	53,700	1,847,817
Hilltop Holdings, Inc.	64,100	1,666,600
Signature Bank (A)	21,200	2,714,448
SVB Financial Group (A)	22,000	4,115,980

		15,906,805

Beverages - 0.5%
Boston Beer Co., Inc., Class A (A) (B)	13,000	2,030,600
Coca-Cola Bottling Co. Consolidated	8,200	1,769,150

		3,799,750

Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc. (A) (B)	47,600	1,793,092
Acceleron Pharma, Inc. (A)	13,700	511,284
Acorda Therapeutics, Inc. (A)	21,000	496,650
Agios Pharmaceuticals, Inc. (A) (B)	20,200	1,348,350
Alkermes PLC (A)	15,700	798,188
Alnylam Pharmaceuticals, Inc. (A)	13,800	1,621,362
AMAG Pharmaceuticals, Inc. (A)	12,500	230,625
Bellicum Pharmaceuticals, Inc. (A) (B)	13,900	160,545
BioMarin Pharmaceutical, Inc. (A)	6,300	586,341
Bioverativ, Inc. (A)	77,200	4,405,804
Bluebird Bio, Inc. (A) (B)	25,300	3,474,955
Blueprint Medicines Corp. (A)	27,287	1,901,085
Clovis Oncology, Inc. (A)	27,700	2,282,480
Exelixis, Inc. (A)	114,000	2,762,220
FibroGen, Inc. (A)	15,500	833,900
Incyte Corp. (A)	18,800	2,194,712
Insmed, Inc. (A)	69,300	2,162,853
Insys Therapeutics, Inc. (A) (B)	12,300	109,224
Ionis Pharmaceuticals, Inc. (A) (B)	25,000	1,267,500

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ironwood Pharmaceuticals, Inc., Class A (A) (B)	87,800	$ 1,384,606
Kite Pharma, Inc. (A)	26,900	4,836,889
Ligand Pharmaceuticals, Inc., Class B (A) (B)	24,100	3,281,215
Neurocrine Biosciences, Inc. (A)	63,900	3,915,792
Prothena Corp. PLC (A)	22,500	1,457,325
Radius Health, Inc. (A) (B)	22,900	882,795
Repligen Corp. (A)	47,000	1,801,040
Sage Therapeutics, Inc. (A) (B)	22,400	1,395,520
Seattle Genetics, Inc. (A)	25,500	1,387,455
Spark Therapeutics, Inc. (A) (B)	19,900	1,774,284
TESARO, Inc. (A) (B)	25,300	3,266,230
Ultragenyx Pharmaceutical, Inc. (A)	21,900	1,166,394
United Therapeutics Corp. (A)	9,700	1,136,743
Xencor, Inc. (A)	30,000	687,600

		57,315,058

Building Products - 1.3%
AAON, Inc.	56,150	1,935,771
Lennox International, Inc.	28,800	5,154,336
Patrick Industries, Inc. (A)	45,700	3,843,370

		10,933,477

Capital Markets - 2.8%
CBOE Holdings, Inc.	61,800	6,651,534
E*TRADE Financial Corp. (A)	63,260	2,758,769
FactSet Research Systems, Inc.	10,350	1,864,138
Financial Engines, Inc. (B)	31,300	1,087,675
MarketAxess Holdings, Inc.	34,100	6,291,791
MSCI, Inc., Class A	39,388	4,604,457

		23,258,364

Chemicals - 3.3%
AdvanSix, Inc. (A)	56,000	2,226,000
Chase Corp.	23,600	2,629,040
GCP Applied Technologies, Inc. (A)	94,200	2,891,940
Ingevity Corp. (A)	44,000	2,748,680
Innospec, Inc.	38,600	2,379,690
Minerals Technologies, Inc.	37,400	2,642,310
NewMarket Corp.	6,900	2,937,675
PolyOne Corp.	76,700	3,070,301
Scotts Miracle-Gro Co., Class A	44,500	4,331,630
Stepan Co.	19,300	1,614,638

		27,471,904

Commercial Services & Supplies - 1.9%
Advanced Disposal Services, Inc. (A)	39,900	1,005,081
Casella Waste Systems, Inc., Class A (A)	139,500	2,622,600
Clean Harbors, Inc. (A)	18,100	1,026,270
Healthcare Services Group, Inc.	68,200	3,680,754
Rollins, Inc.	107,725	4,970,432
US Ecology, Inc.	46,000	2,474,800

		15,779,937

Communications Equipment - 1.0%
ARRIS International PLC (A)	111,900	3,188,031
EchoStar Corp., Class A (A)	31,800	1,819,914
NetScout Systems, Inc. (A)	45,900	1,484,865
Plantronics, Inc.	47,400	2,096,028

		8,588,838

Construction & Engineering - 0.1%
Valmont Industries, Inc.	7,600	1,201,560

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.4%
PRA Group, Inc. (A) (B)	59,000	$ 1,690,350
SLM Corp. (A)	158,800	1,821,436

		3,511,786

Containers & Packaging - 1.2%
Berry Global Group, Inc. (A)	121,500	6,882,975
Graphic Packaging Holding Co.	212,300	2,961,585

		9,844,560

Distributors - 0.6%
Pool Corp.	47,900	5,181,343

Diversified Consumer Services - 1.7%
Capella Education Co.	36,900	2,588,535
Service Corp. International	161,900	5,585,550
ServiceMaster Global Holdings, Inc. (A)	88,100	4,116,913
Sotheby’s, Class A (A) (B)	34,400	1,586,184

		13,877,182

Electrical Equipment - 0.4%
Atkore International Group, Inc. (A)	30,300	591,153
AZZ, Inc.	37,600	1,831,120
Generac Holdings, Inc. (A)	27,100	1,244,703

		3,666,976

Electronic Equipment, Instruments & Components - 2.5%
Anixter International, Inc. (A)	18,600	1,581,000
Cognex Corp.	66,600	7,344,648
Coherent, Inc. (A)	29,900	7,031,583
Novanta, Inc. (A)	56,600	2,467,760
OSI Systems, Inc. (A)	24,200	2,211,154

		20,636,145

Energy Equipment & Services - 0.4%
Dril-Quip, Inc., Class A (A)	24,100	1,064,015
Exterran Corp. (A)	10,800	341,388
Oceaneering International, Inc.	42,700	1,121,729
Oil States International, Inc. (A)	40,900	1,036,815

		3,563,947

Equity Real Estate Investment Trusts - 4.3%
CoreSite Realty Corp.	50,900	5,695,710
CubeSmart, Class A	82,500	2,141,700
CyrusOne, Inc.	87,400	5,150,482
DCT Industrial Trust, Inc.	43,400	2,513,728
Empire State Realty Trust, Inc., Class A	160,600	3,298,724
Equity Lifestyle Properties, Inc.	59,800	5,087,784
First Industrial Realty Trust, Inc.	139,700	4,203,573
Forest City Realty Trust, Inc., Class A	90,400	2,306,104
Pebblebrook Hotel Trust (B)	40,800	1,474,512
PS Business Parks, Inc.	19,100	2,549,850
Terreno Realty Corp.	51,500	1,863,270

		36,285,437

Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc. (B)	50,200	5,494,390

Food Products - 1.6%
Cal-Maine Foods, Inc. (A) (B)	15,200	624,720
J&J Snack Foods Corp.	33,400	4,385,420
John B Sanfilippo & Son, Inc.	24,100	1,622,171
Post Holdings, Inc. (A)	50,800	4,484,116
TreeHouse Foods, Inc. (A)	35,600	2,411,188

		13,527,615

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 5.5%
Abaxis, Inc.	17,600	$ 785,840
Align Technology, Inc. (A)	37,600	7,003,752
Cantel Medical Corp.	41,000	3,860,970
Cooper Cos., Inc.	12,800	3,035,008
DexCom, Inc. (A) (B)	30,200	1,477,535
Glaukos Corp. (A) (B)	29,300	966,900
Halyard Health, Inc. (A)	35,400	1,594,062
ICU Medical, Inc., Class B (A)	24,600	4,571,910
IDEXX Laboratories, Inc. (A)	22,900	3,560,721
Inogen, Inc. (A)	39,400	3,746,940
Masimo Corp. (A)	50,600	4,379,936
Natus Medical, Inc. (A)	49,700	1,863,750
NuVasive, Inc. (A)	45,200	2,506,792
Penumbra, Inc. (A) (B)	21,900	1,977,570
West Pharmaceutical Services, Inc.	49,100	4,726,366

		46,058,052

Health Care Providers & Services - 2.8%
BioTelemetry, Inc. (A)	45,900	1,514,700
Centene Corp. (A)	53,567	5,183,679
Chemed Corp.	18,700	3,778,335
CorVel Corp. (A)	24,200	1,316,480
HealthSouth Corp.	41,300	1,914,255
Molina Healthcare, Inc. (A) (B)	33,000	2,269,080
US Physical Therapy, Inc.	38,800	2,384,260
WellCare Health Plans, Inc. (A)	29,800	5,117,852

		23,478,641

Health Care Technology - 0.8%
Omnicell, Inc. (A)	65,800	3,359,090
Veeva Systems, Inc., Class A (A)	55,100	3,108,191

		6,467,281

Hotels, Restaurants & Leisure - 4.9%
Brinker International, Inc. (B)	37,400	1,191,564
Buffalo Wild Wings, Inc. (A)	10,700	1,130,990
Cheesecake Factory, Inc.	30,800	1,297,296
Choice Hotels International, Inc.	22,900	1,463,310
Churchill Downs, Inc.	23,000	4,742,600
Denny’s Corp. (A)	222,500	2,770,125
Domino’s Pizza, Inc.	25,741	5,110,876
Hilton Grand Vacations, Inc. (A)	69,800	2,696,374
Jack in the Box, Inc.	35,700	3,638,544
Marriott Vacations Worldwide Corp.	18,100	2,253,993
Pinnacle Entertainment, Inc. (A)	154,100	3,283,871
Six Flags Entertainment Corp. (B)	48,500	2,955,590
Vail Resorts, Inc.	35,500	8,098,260

		40,633,393

Household Durables - 0.5%
Helen of Troy, Ltd. (A)	43,500	4,215,150

Household Products - 0.3%
Spectrum Brands Holdings, Inc., Class A (B)	24,100	2,552,672

Independent Power & Renewable Electricity Producers - 0.4%
Ormat Technologies, Inc.	55,900	3,412,695

Insurance - 0.4%
Heritage Insurance Holdings, Inc. (B)	31,700	418,757
Primerica, Inc.	39,400	3,213,070

		3,631,827

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 1.1%
Liberty Expedia Holdings, Inc., Class A (A)	60,860	$ 3,232,275
Liberty TripAdvisor Holdings, Inc., Class A (A)	60,200	743,470
Liberty Ventures, Series A (A)	71,640	4,122,882
Shutterfly, Inc. (A)	26,200	1,270,176

		9,368,803

Internet Software & Services - 2.0%
CoStar Group, Inc. (A)	9,700	2,602,025
Envestnet, Inc. (A)	49,300	2,514,300
j2 Global, Inc.	30,900	2,282,892
LogMeIn, Inc.	21,100	2,322,055
MercadoLibre, Inc.	9,300	2,408,049
Stamps.com, Inc. (A) (B)	22,600	4,579,890

		16,709,211

IT Services - 5.5%
Blackhawk Network Holdings, Inc. (A)	49,400	2,163,720
Booz Allen Hamilton Holding Corp., Class A	108,200	4,045,598
Broadridge Financial Solutions, Inc.	55,200	4,461,264
Cardtronics PLC, Class A (A)	73,200	1,684,332
CoreLogic, Inc. (A)	89,800	4,150,556
CSRA, Inc.	116,100	3,746,547
DST Systems, Inc.	67,800	3,720,864
Euronet Worldwide, Inc. (A)	49,000	4,644,710
Gartner, Inc. (A)	28,830	3,586,740
Jack Henry & Associates, Inc.	26,100	2,682,819
MAXIMUS, Inc., Class A	90,000	5,805,000
Travelport Worldwide, Ltd.	74,900	1,175,930
WEX, Inc. (A)	36,000	4,039,920

		45,908,000

Leisure Products - 0.4%
Brunswick Corp., Class B	60,200	3,369,394

Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories, Inc., Class A (A)	14,100	3,133,302
Bruker Corp.	50,500	1,502,375
Cambrex Corp. (A)	56,900	3,129,500
Charles River Laboratories International, Inc. (A)	39,300	4,245,186
INC Research Holdings, Inc., Class A (A)	56,500	2,954,950
PAREXEL International Corp. (A)	30,100	2,651,208
PRA Health Sciences, Inc. (A)	40,800	3,107,736
VWR Corp. (A)	72,900	2,413,719

		23,137,976

Machinery - 5.3%
Chart Industries, Inc. (A)	27,300	1,070,979
Douglas Dynamics, Inc.	33,800	1,331,720
Graco, Inc., Class A	37,400	4,626,006
IDEX Corp.	18,100	2,198,607
John Bean Technologies Corp.	58,500	5,914,350
Lincoln Electric Holdings, Inc.	21,900	2,007,792
Lydall, Inc. (A)	63,200	3,621,360
Middleby Corp. (A)	28,500	3,652,845
Nordson Corp.	34,500	4,088,250
Standex International Corp.	12,400	1,316,880
Toro Co.	111,500	6,919,690
Wabtec Corp. (B)	19,100	1,446,825
Welbilt, Inc. (A)	83,800	1,931,590
Woodward, Inc.	47,800	3,709,758

		43,836,652

	Shares	Value
COMMON STOCKS (continued)
Marine - 0.2%
Kirby Corp. (A)	12,500	$ 824,375
Matson, Inc.	28,900	814,402

		1,638,777

Media - 2.0%
Cable One, Inc.	7,000	5,054,840
Gray Television, Inc. (A)	97,500	1,530,750
Lions Gate Entertainment Corp., Class B (A)	95,096	3,023,102
Live Nation Entertainment, Inc. (A)	119,700	5,212,935
MSG Networks, Inc., Class A (A)	95,000	2,014,000

		16,835,627

Metals & Mining - 0.2%
Worthington Industries, Inc.	38,100	1,752,600

Multiline Retail - 0.3%
Big Lots, Inc. (B)	45,400	2,432,078

Oil, Gas & Consumable Fuels - 2.6%
Carrizo Oil & Gas, Inc. (A) (B)	42,100	721,173
Diamondback Energy, Inc. (A)	34,500	3,379,620
Matador Resources Co. (A) (B)	130,200	3,534,930
Parsley Energy, Inc., Class A (A)	98,600	2,597,124
PDC Energy, Inc. (A)	31,000	1,519,930
Rice Energy, Inc. (A)	41,100	1,189,434
RSP Permian, Inc. (A)	100,700	3,483,213
World Fuel Services Corp.	60,800	2,061,728
WPX Energy, Inc. (A)	268,200	3,084,300

		21,571,452

Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp.	74,800	1,607,452

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A	22,200	1,364,856

Pharmaceuticals - 2.7%
Aerie Pharmaceuticals, Inc. (A) (B)	27,200	1,321,920
Catalent, Inc. (A)	32,537	1,298,877
Depomed, Inc. (A)	87,200	504,888
Dermira, Inc. (A) (B)	28,700	774,900
Innoviva, Inc. (A)	34,600	488,552
Jazz Pharmaceuticals PLC (A)	7,800	1,140,750
Medicines Co. (A) (B)	30,100	1,114,904
MyoKardia, Inc. (A) (B)	10,765	461,280
Nektar Therapeutics, Class A (A)	120,700	2,896,800
Pacira Pharmaceuticals, Inc. (A) (B)	24,100	904,955
Phibro Animal Health Corp., Class A	46,900	1,737,645
Prestige Brands Holdings, Inc. (A)	85,800	4,297,722
Supernus Pharmaceuticals, Inc. (A)	67,500	2,700,000
TherapeuticsMD, Inc. (A) (B)	166,500	880,785
Theravance Biopharma, Inc. (A) (B)	46,284	1,584,764
WaVe Life Sciences, Ltd. (A) (B)	12,152	264,306

		22,373,048

Professional Services - 1.3%
Dun & Bradstreet Corp.	21,600	2,514,456
Exponent, Inc.	50,400	3,724,560
On Assignment, Inc. (A)	11,000	590,480
TransUnion (A)	82,524	3,900,084

		10,729,580

Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc. (B)	74,300	1,378,265

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.0%
Landstar System, Inc.	33,800	$ 3,368,170
Old Dominion Freight Line, Inc.	45,098	4,965,741

		8,333,911

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (A)	37,300	3,012,348
Cabot Microelectronics Corp., Class A	16,400	1,310,852
Cavium, Inc. (A)	45,100	2,973,894
Cirrus Logic, Inc. (A)	75,700	4,036,324
Integrated Device Technology, Inc. (A)	124,200	3,301,236
MaxLinear, Inc., Class A (A)	152,200	3,614,750
Microsemi Corp. (A)	103,100	5,307,588
Nanometrics, Inc. (A)	40,300	1,160,640
Synaptics, Inc. (A) (B)	34,100	1,336,038
Versum Materials, Inc.	98,100	3,808,242

		29,861,912

Software - 7.5%
ACI Worldwide, Inc. (A)	94,400	2,150,432
Aspen Technology, Inc. (A)	63,900	4,013,559
Blackbaud, Inc.	63,400	5,566,520
CommVault Systems, Inc. (A)	46,000	2,796,800
Computer Modelling Group, Ltd.	21,300	156,368
Descartes Systems Group, Inc. (A) (B)	67,700	1,851,595
Ellie Mae, Inc. (A)	27,100	2,225,723
Fair Isaac Corp.	40,000	5,620,000
Fortinet, Inc. (A)	58,200	2,085,888
Manhattan Associates, Inc. (A)	71,900	2,988,883
Pegasystems, Inc.	72,400	4,173,860
Proofpoint, Inc. (A) (B)	38,700	3,375,414
PTC, Inc. (A)	78,600	4,423,608
SS&C Technologies Holdings, Inc.	122,500	4,918,375
Take-Two Interactive Software, Inc. (A)	79,500	8,127,285
Tyler Technologies, Inc. (A)	29,600	5,159,872
Ultimate Software Group, Inc. (A)	17,600	3,336,960

		62,971,142

Specialty Retail - 1.6%
Aaron’s, Inc.	18,950	826,789
Burlington Stores, Inc. (A)	69,000	6,586,740
Children’s Place, Inc. (B)	12,100	1,429,615
Murphy USA, Inc. (A)	57,100	3,939,900
Sally Beauty Holdings, Inc. (A)	34,400	673,552

		13,456,596

Technology Hardware, Storage & Peripherals - 0.5%
Cray, Inc. (A)	36,200	704,090
NCR Corp. (A)	94,100	3,530,632

		4,234,722

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	36,800	3,634,000
Steven Madden, Ltd., Class B (A)	85,900	3,719,470

		7,353,470

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (A)	190,200	2,383,206
Radian Group, Inc.	123,700	2,311,953

		4,695,159

Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. (A)	40,500	2,075,625

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Univar, Inc. (A)	104,500	$ 3,023,185
Watsco, Inc.	16,900	2,722,083

		7,820,893

Total Common Stocks (Cost $630,948,224)		829,765,054

CONTINGENT VALUE RIGHT - 0.0% (C)
Biotechnology - 0.0% (C)
Dyax Corp., CVR (A) (D) (E) (F) (G)	64,300	202,802

Total Contingent Value Right (Cost $71,373)		202,802

SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (H)	63,604,845	63,604,845

Total Securities Lending Collateral (Cost $63,604,845)		63,604,845

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp. 0.12% (H), dated 09/29/2017, to be repurchased at $2,540,351 on 10/02/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $2,594,208.	$ 2,540,325	2,540,325

Total Repurchase Agreement (Cost $2,540,325)		2,540,325

Total Investments (Cost $697,164,767)		896,113,026
Net Other Assets (Liabilities) - (7.5)%		(62,177,718)

Net Assets - 100.0%		$ 833,935,308

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$829,765,054	$—	$—	$829,765,054
Contingent Value Right	—	—	202,802	202,802
Securities Lending Collateral	63,604,845	—	—	63,604,845
Repurchase Agreement	—	2,540,325	—	2,540,325

Total Investments	$893,369,899	$2,540,325	$202,802	$896,113,026

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $62,218,474. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, value of the security is $202,802, representing less than 0.1% of the Portfolio’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Illiquid security. At September 30, 2017, the value of such securities amounted to $202,802 or less than 0.1% of the Portfolio’s net assets.
(G)	Restricted security. At September 30, 2017, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Contingent Value Right	Dyax Corp.	01/25/2016	$71,373	$202,802	0.0	%(C)

(H)	Rates disclosed reflect the yields at September 30, 2017.
(I)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

CVR	Contingent Value Right

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 3.2%
United Technologies Corp.	63,102	$ 7,324,880

Biotechnology - 6.4%
BioMarin Pharmaceutical, Inc. (A)	87,622	8,154,980
Incyte Corp. (A)	56,218	6,562,889

		14,717,869

Capital Markets - 7.1%
BlackRock, Inc., Class A	15,229	6,808,734
Charles Schwab Corp.	218,453	9,555,134

		16,363,868

Chemicals - 6.4%
Albemarle Corp.	56,224	7,663,893
Sherwin-Williams Co.	19,763	7,075,945

		14,739,838

Distributors - 3.2%
LKQ Corp. (A)	203,092	7,309,281

Electronic Equipment, Instruments & Components - 3.2%
Amphenol Corp., Class A	88,374	7,479,975

Equity Real Estate Investment Trusts - 4.0%
American Tower Corp., Class A	66,774	9,126,670

Health Care Equipment & Supplies - 6.7%
Cooper Cos., Inc.	32,916	7,804,713
Danaher Corp.	89,067	7,640,167

		15,444,880

Health Care Technology - 3.9%
Cerner Corp. (A)	126,743	9,039,311

Household Products - 3.1%
Colgate-Palmolive Co.	96,469	7,027,767

Internet Software & Services - 8.8%
Alphabet, Inc., Class A (A)	11,535	11,231,860
Facebook, Inc., Class A (A)	52,524	8,974,776

		20,206,636

IT Services - 11.3%
Accenture PLC, Class A	51,104	6,902,617
Fiserv, Inc. (A)	71,184	9,179,889
Visa, Inc., Class A	94,540	9,949,389

		26,031,895

Life Sciences Tools & Services - 3.5%
Lonza Group AG, ADR (A) (B)	309,320	8,122,743

Oil, Gas & Consumable Fuels - 5.4%
Enbridge, Inc.	146,223	6,117,970
EOG Resources, Inc.	64,518	6,241,472

		12,359,442

Pharmaceuticals - 3.0%
Roche Holding AG, ADR	215,775	6,904,800

Professional Services - 2.8%
Verisk Analytics, Inc., Class A (A)	76,294	6,346,898

	Shares	Value
COMMON STOCKS (continued)
Software - 6.0%
Adobe Systems, Inc. (A)	46,163	$ 6,886,597
Check Point Software Technologies, Ltd. (A)	61,066	6,962,745

		13,849,342

Specialty Retail - 2.7%
O’Reilly Automotive, Inc. (A)	28,432	6,123,400

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	55,012	8,478,449

Textiles, Apparel & Luxury Goods - 4.4%
Hanesbrands, Inc. (B)	203,164	5,005,961
NIKE, Inc., Class B	99,972	5,183,548

		10,189,509

Total Common Stocks (Cost $169,243,130)		227,187,453

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (C)	5,345,891	5,345,891

Total Securities Lending Collateral (Cost $5,345,891)		5,345,891

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $2,861,799 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.63%, due 05/31/2023, and with a value of $2,921,364.	$ 2,861,770	2,861,770

Total Repurchase Agreement (Cost $2,861,770)		2,861,770

Total Investments (Cost $177,450,791)		235,395,114
Net Other Assets (Liabilities) - (2.3)%		(5,365,795)

Net Assets - 100.0%		$ 230,029,319

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$227,187,453	$—	$—	$227,187,453
Securities Lending Collateral	5,345,891	—	—	5,345,891
Repurchase Agreement	—	2,861,770	—	2,861,770

Total Investments	$232,533,344	$2,861,770	$—	$235,395,114

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,216,041. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Australia - 4.5%
BHP Billiton PLC, ADR	21,800	$ 772,810
Challenger, Ltd.	98,477	961,704
Coca-Cola Amatil, Ltd.	166,700	1,010,771
Macquarie Group, Ltd.	12,300	877,207
Qantas Airways, Ltd.	119,900	548,309
Sonic Healthcare, Ltd.	78,900	1,294,102
South32, Ltd.	369,900	948,789

		6,413,692

Belgium - 2.2%
Groupe Bruxelles Lambert SA	14,200	1,493,686
KBC Group NV	18,700	1,584,680

		3,078,366

Brazil - 0.5%
Embraer SA, ADR	31,000	700,910

Denmark - 1.9%
AP Moller - Maersk A/S, Class B	700	1,329,680
TDC A/S, Class B	242,600	1,421,404

		2,751,084

France - 10.4%
Airbus SE	10,200	969,374
Arkema SA	11,393	1,397,034
Engie SA	144,100	2,447,381
Publicis Groupe SA	20,300	1,417,721
Rexel SA	32,100	555,427
Sanofi	22,268	2,211,022
TOTAL SA	24,000	1,289,075
Veolia Environnement SA	90,600	2,093,418
Vivendi SA	91,400	2,313,910

		14,694,362

Germany - 13.0%
Allianz SE, Class A	7,641	1,715,420
Bayer AG	9,500	1,294,595
CECONOMY AG	46,900	552,261
Deutsche Boerse AG	17,800	1,929,379
Infineon Technologies AG	86,700	2,179,553
LANXESS AG	13,700	1,080,980
Merck KGaA	15,700	1,746,475
METRO AG (A) (B)	46,000	972,361
SAP SE	20,300	2,223,872
Siemens AG, Class A	17,807	2,508,695
Talanx AG (A)	18,400	743,855
TUI AG (B)	80,000	1,359,658

		18,307,104

Hong Kong - 3.4%
CK Asset Holdings, Ltd.	178,400	1,476,466
CK Hutchison Holdings, Ltd.	133,000	1,700,042
First Pacific Co., Ltd.	535,250	426,879
Guangdong Investment, Ltd.	808,200	1,152,561

		4,755,948

Ireland - 2.5%
DCC PLC	12,700	1,232,953

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (A)	5,485	$ 578,229
Smurfit Kappa Group PLC, Class B	56,721	1,776,522

		3,587,704

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd., ADR	18,300	322,080

Italy - 3.9%
Azimut Holding SpA	43,000	930,037
Eni SpA	90,896	1,504,020
Mediobanca SpA	173,400	1,860,869
Prysmian SpA	35,385	1,195,260

		5,490,186

Japan - 22.9%
Astellas Pharma, Inc.	152,400	1,938,775
Bridgestone Corp.	30,700	1,393,061
Coca-Cola Bottlers Japan, Inc.	36,500	1,183,959
Daiwa Securities Group, Inc. (B)	244,200	1,383,059
Denka Co., Ltd.	28,760	946,952
Electric Power Development Co., Ltd.	21,300	534,937
FamilyMart UNY Holdings Co., Ltd. (B)	13,500	711,442
FANUC Corp.	7,000	1,417,729
FUJIFILM Holdings Corp.	26,700	1,036,205
Hitachi, Ltd.	291,300	2,052,626
Japan Airlines Co., Ltd.	45,000	1,522,862
JXTG Holdings, Inc.	341,800	1,758,436
Kuraray Co., Ltd.	71,300	1,333,172
Mitsubishi Heavy Industries, Ltd. (B)	26,140	1,033,520
MS&AD Insurance Group Holdings, Inc.	56,500	1,819,147
Nippon Telegraph & Telephone Corp.	27,200	1,246,571
ORIX Corp.	145,500	2,346,232
Resona Holdings, Inc. (B)	244,100	1,253,853
SoftBank Group Corp.	17,000	1,372,388
Sony Corp.	58,000	2,157,636
Square Enix Holdings Co., Ltd.	23,300	875,885
Sumitomo Mitsui Financial Group, Inc.	44,600	1,712,260
Toyota Industries Corp. (B)	23,300	1,339,711

		32,370,418

Luxembourg - 0.7%
ArcelorMittal (A)	37,500	967,312

Macau - 0.8%
MGM China Holdings, Ltd. (B)	445,459	1,067,514

Netherlands - 4.1%
Boskalis Westminster	21,624	755,860
Heineken Holding NV, Class A	24,343	2,287,295
Koninklijke Philips NV	67,465	2,785,210

		5,828,365

Republic of Korea - 0.7%
Samsung Electronics Co., Ltd.	430	962,605

Republic of South Africa - 0.5%
Steinhoff International Holdings NV (B)	173,800	770,619

Singapore - 1.2%
DBS Group Holdings, Ltd.	110,500	1,696,052

Spain - 1.1%
Mediaset Espana Comunicacion SA (B)	80,800	912,288
Siemens Gamesa Renewable Energy SA	48,800	637,040

		1,549,328

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 0.3%
Investor AB, B Shares	9,178	$ 453,328

Switzerland - 6.9%
ABB, Ltd.	61,400	1,517,959
Nestle SA	37,579	3,147,268
Novartis AG	37,880	3,242,890
UBS Group AG (A)	105,700	1,806,511

		9,714,628

United Kingdom - 14.3%
Aviva PLC	304,560	2,099,727
British Land Co. PLC, REIT	140,700	1,134,998
GKN PLC	439,600	2,038,161
HSBC Holdings PLC	191,700	1,878,570
IG Group Holdings PLC	31,593	271,365
Imperial Brands PLC	50,299	2,146,036
Inchcape PLC	108,987	1,260,347
Inmarsat PLC	119,200	1,027,849
Kingfisher PLC	83,114	332,448
Micro Focus International PLC	27,974	894,770
National Grid PLC	96,124	1,190,941
Savills PLC	33,800	421,895
Standard Life Aberdeen PLC	63,100	366,542
TechnipFMC PLC (A)	55,600	1,552,352
UBM PLC	74,520	681,522
Unilever PLC	23,893	1,382,797
Vodafone Group PLC	521,744	1,459,797

		20,140,117

United States - 0.7%
Flex, Ltd. (A)	58,200	964,374

Total Common Stocks (Cost $123,057,367)		136,586,096

PREFERRED STOCK - 0.1%
Republic of Korea - 0.1%
Hyundai Motor Co. 4.33% (C) (D)	2,300	187,960

Total Preferred Stock (Cost $173,705)		187,960

SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (D)	7,839,033	7,839,033

Total Securities Lending Collateral (Cost $7,839,033)		7,839,033

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp. 0.12% (D), dated 09/29/2017, to be repurchased at $3,800,222 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 06/30/2023, and with a value of $3,880,945.	$ 3,800,184	3,800,184

Total Repurchase Agreement (Cost $3,800,184)		3,800,184

Value
Total Investments (Cost $134,870,289)	$ 148,413,273
Net Other Assets (Liabilities) - (5.1)%	(7,240,261)

Net Assets - 100.0%	$ 141,173,012

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.2%	$ 10,755,837
Banks	6.7	9,986,284
Capital Markets	4.9	7,197,558
Insurance	4.3	6,378,149
Diversified Financial Services	4.1	6,048,371
Multi-Utilities	3.9	5,731,740
Industrial Conglomerates	3.7	5,441,690
Media	3.6	5,325,441
Auto Components	3.2	4,770,933
Chemicals	3.2	4,758,138
Oil, Gas & Consumable Fuels	3.1	4,551,531
Beverages	3.0	4,482,025
Software	2.7	3,994,527
Diversified Telecommunication Services	2.5	3,695,824
Electrical Equipment	2.3	3,350,259
Food Products	2.1	3,147,268
Electronic Equipment, Instruments & Components	2.0	3,017,000
Household Durables	2.0	2,928,255
Wireless Telecommunication Services	1.9	2,832,185
Health Care Equipment & Supplies	1.9	2,785,210
Metals & Mining	1.8	2,688,911
Airlines	1.8	2,649,400
Machinery	1.7	2,451,249
Hotels, Restaurants & Leisure	1.6	2,427,172
Semiconductors & Semiconductor Equipment	1.5	2,179,553
Tobacco	1.4	2,146,036
Technology Hardware, Storage & Peripherals	1.3	1,998,810
Real Estate Management & Development	1.3	1,898,361
Containers & Packaging	1.2	1,776,522
Food & Staples Retailing	1.1	1,683,803
Aerospace & Defense	1.1	1,670,284
Energy Equipment & Services	1.0	1,552,352
Personal Products	0.9	1,382,797
Marine	0.9	1,329,680
Health Care Providers & Services	0.9	1,294,102
Distributors	0.8	1,260,347
Water Utilities	0.8	1,152,561
Equity Real Estate Investment Trusts	0.8	1,134,998
Specialty Retail	0.6	884,709
Construction & Engineering	0.5	755,860
Trading Companies & Distributors	0.4	555,427
Independent Power & Renewable Electricity Producers	0.4	534,937
Automobiles	0.1	187,960

Investments, at Value	92.2	136,774,056
Short-Term Investments	7.8	11,639,217

Total Investments	100.0%	$ 148,413,273

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,890,755	$131,695,341	$—	$136,586,096
Preferred Stock	—	187,960	—	187,960
Securities Lending Collateral	7,839,033	—	—	7,839,033
Repurchase Agreement	—	3,800,184	—	3,800,184

Total Investments	$12,729,788	$135,683,485	$—	$148,413,273

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,434,804. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2017. Fixed income security may display a coupon rate of 0.00% as the rate is to be determined at time of settlement.
(D)	Rates disclosed reflect the yields at September 30, 2017.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 2.4%
Arconic, Inc.	100	$ 2,488
Boeing Co.	244	62,027
General Dynamics Corp.	131	26,931
L3 Technologies, Inc.	28	5,276
Lockheed Martin Corp.	105	32,580
Northrop Grumman Corp.	76	21,867
Raytheon Co.	127	23,696
Rockwell Collins, Inc.	68	8,888
Textron, Inc.	100	5,388
TransDigm Group, Inc.	31	7,925
United Technologies Corp.	335	38,887

		235,953

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	37	2,815
Expeditors International of Washington, Inc.	45	2,694
FedEx Corp.	105	23,686
United Parcel Service, Inc., Class B	335	40,230

		69,425

Airlines - 0.5%
Alaska Air Group, Inc.	50	3,813
American Airlines Group, Inc.	200	9,498
Delta Air Lines, Inc.	300	14,466
Southwest Airlines Co.	273	15,283
United Continental Holdings, Inc. (A)	100	6,088

		49,148

Auto Components - 0.2%
BorgWarner, Inc.	100	5,123
Delphi Automotive PLC	100	9,840
Goodyear Tire & Rubber Co.	200	6,650

		21,613

Automobiles - 0.5%
Ford Motor Co.	1,845	22,085
General Motors Co.	659	26,610
Harley-Davidson, Inc.	100	4,821

		53,516

Banks - 6.5%
Bank of America Corp.	4,261	107,974
BB&T Corp.	388	18,213
Citigroup, Inc.	1,190	86,561
Citizens Financial Group, Inc.	252	9,543
Comerica, Inc., Class A	100	7,626
Fifth Third Bancorp	300	8,394
Huntington Bancshares, Inc., Class A	400	5,584
JPMorgan Chase & Co.	1,568	149,760
KeyCorp	572	10,765
M&T Bank Corp.	59	9,501
People’s United Financial, Inc.	700	12,698
PNC Financial Services Group, Inc.	221	29,784
Regions Financial Corp.	427	6,503
SunTrust Banks, Inc.	180	10,759
US Bancorp	667	35,744
Wells Fargo & Co.	1,961	108,149
Zions Bancorporation	300	14,154

		631,712

	Shares	Value
COMMON STOCKS (continued)
Beverages - 2.0%
Brown-Forman Corp., Class B	102	$ 5,539
Coca-Cola Co.	1,701	76,562
Constellation Brands, Inc., Class A	100	19,945
Dr Pepper Snapple Group, Inc.	100	8,847
Molson Coors Brewing Co., Class B	100	8,164
Monster Beverage Corp. (A)	148	8,177
PepsiCo, Inc.	624	69,532

		196,766

Biotechnology - 3.0%
AbbVie, Inc., Class G	696	61,847
Alexion Pharmaceuticals, Inc. (A)	100	14,029
Amgen, Inc.	320	59,664
Biogen, Inc. (A)	90	28,181
Celgene Corp. (A)	344	50,162
Gilead Sciences, Inc.	564	45,695
Incyte Corp. (A)	60	7,004
Regeneron Pharmaceuticals, Inc., Class A (A)	34	15,202
Vertex Pharmaceuticals, Inc. (A)	100	15,204

		296,988

Building Products - 0.3%
A.O. Smith Corp.	61	3,625
Allegion PLC	40	3,459
Fortune Brands Home & Security, Inc.	71	4,774
Johnson Controls International PLC	366	14,746
Masco Corp.	116	4,525

		31,129

Capital Markets - 2.9%
Affiliated Managers Group, Inc.	26	4,936
Ameriprise Financial, Inc.	54	8,019
Bank of New York Mellon Corp.	451	23,912
BlackRock, Inc., Class A	59	26,378
CBOE Holdings, Inc.	47	5,059
Charles Schwab Corp.	559	24,451
CME Group, Inc., Class A	143	19,402
E*TRADE Financial Corp. (A)	114	4,972
Franklin Resources, Inc.	100	4,451
Goldman Sachs Group, Inc.	152	36,053
Intercontinental Exchange, Inc.	269	18,480
Invesco, Ltd.	130	4,555
Moody’s Corp.	57	7,935
Morgan Stanley	649	31,262
Nasdaq, Inc.	49	3,801
Northern Trust Corp.	85	7,814
Raymond James Financial, Inc.	100	8,433
S&P Global, Inc.	100	15,631
State Street Corp.	163	15,573
T. Rowe Price Group, Inc.	100	9,065

		280,182

Chemicals - 2.2%
Air Products & Chemicals, Inc.	80	12,098
Albemarle Corp.	40	5,452
CF Industries Holdings, Inc., Class B	200	7,032
DowDuPont, Inc.	1,035	71,653
Eastman Chemical Co.	53	4,796
Ecolab, Inc.	114	14,661
FMC Corp., Class A	62	5,537
International Flavors & Fragrances, Inc.	35	5,002
LyondellBasell Industries NV, Class A	136	13,471
Monsanto Co.	189	22,646

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	300	$ 6,477
PPG Industries, Inc.	100	10,866
Praxair, Inc.	150	20,961
Sherwin-Williams Co.	41	14,680

		215,332

Commercial Services & Supplies - 0.3%
Cintas Corp.	35	5,050
Republic Services, Inc., Class A	100	6,606
Stericycle, Inc. (A)	37	2,650
Waste Management, Inc.	156	12,210

		26,516

Communications Equipment - 0.9%
Cisco Systems, Inc.	2,134	71,767
F5 Networks, Inc., Class B (A)	27	3,255
Harris Corp.	41	5,399
Juniper Networks, Inc.	200	5,566
Motorola Solutions, Inc.	68	5,771

		91,758

Construction & Engineering - 0.1%
Fluor Corp.	96	4,042
Jacobs Engineering Group, Inc.	84	4,895
Quanta Services, Inc. (A)	104	3,886

		12,823

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	26	5,362
Vulcan Materials Co.	55	6,578

		11,940

Consumer Finance - 0.7%
American Express Co.	343	31,028
Capital One Financial Corp.	188	15,916
Discover Financial Services	146	9,414
Synchrony Financial	257	7,980

		64,338

Containers & Packaging - 0.4%
Avery Dennison Corp.	37	3,639
Ball Corp.	160	6,608
International Paper Co.	195	11,080
Packaging Corp. of America	43	4,931
Sealed Air Corp., Class A	100	4,272
WestRock Co.	107	6,070

		36,600

Distributors - 0.1%
Genuine Parts Co.	55	5,261
LKQ Corp. (A)	100	3,599

		8,860

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	857	157,105
Leucadia National Corp.	133	3,359

		160,464

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,665	104,388
CenturyLink, Inc.	240	4,536
Level 3 Communications, Inc. (A)	144	7,674
Verizon Communications, Inc.	1,756	86,904

		203,502

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.9%
Alliant Energy Corp.	60	$ 2,494
American Electric Power Co., Inc.	238	16,717
Duke Energy Corp.	329	27,610
Edison International	137	10,572
Entergy Corp., Class B	61	4,658
Eversource Energy	140	8,462
Exelon Corp.	497	18,722
FirstEnergy Corp.	200	6,166
NextEra Energy, Inc.	216	31,655
PG&E Corp.	200	13,618
Pinnacle West Capital Corp.	29	2,452
PPL Corp.	298	11,309
Southern Co.	408	20,049
Xcel Energy, Inc.	193	9,133

		183,617

Electrical Equipment - 0.5%
Acuity Brands, Inc.	18	3,083
AMETEK, Inc., Class A	100	6,604
Eaton Corp. PLC	215	16,510
Emerson Electric Co.	300	18,852
Rockwell Automation, Inc., Class B	44	7,841

		52,890

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	133	11,257
Corning, Inc.	452	13,524
TE Connectivity, Ltd.	148	12,293

		37,074

Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	255	9,338
Halliburton Co.	400	18,412
Helmerich & Payne, Inc.	75	3,908
National Oilwell Varco, Inc.	100	3,573
Schlumberger, Ltd.	634	44,228
TechnipFMC PLC (A)	200	5,584

		85,043

Equity Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	21	2,498
American Tower Corp., Class A	194	26,516
Apartment Investment & Management Co., Class A	66	2,895
AvalonBay Communities, Inc.	71	12,668
Boston Properties, Inc.	60	7,373
Crown Castle International Corp.	200	19,996
Digital Realty Trust, Inc.	89	10,531
Duke Realty Corp.	163	4,698
Equinix, Inc.	33	14,728
Equity Residential	200	13,186
Essex Property Trust, Inc.	26	6,605
Extra Space Storage, Inc.	32	2,557
Federal Realty Investment Trust	34	4,223
GGP, Inc.	300	6,231
HCP, Inc.	267	7,431
Host Hotels & Resorts, Inc.	400	7,396
Iron Mountain, Inc.	73	2,840
Kimco Realty Corp.	100	1,955
Macerich Co., Class A	100	5,497
Mid-America Apartment Communities, Inc.	46	4,917
Prologis, Inc., Class A	200	12,692
Public Storage	68	14,551
Realty Income Corp.	100	5,719

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Regency Centers Corp.	68	$ 4,219
SBA Communications Corp., Class A (A)	59	8,499
Simon Property Group, Inc.	130	20,931
SL Green Realty Corp.	23	2,330
UDR, Inc.	100	3,803
Ventas, Inc.	149	9,704
Vornado Realty Trust, Class A	72	5,535
Welltower, Inc.	200	14,056
Weyerhaeuser Co.	400	13,612

		280,392

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	202	33,186
CVS Health Corp.	469	38,139
Kroger Co.	300	6,018
Sysco Corp.	186	10,035
Wal-Mart Stores, Inc.	622	48,603
Walgreens Boots Alliance, Inc.	421	32,510

		168,491

Food Products - 1.2%
Archer-Daniels-Midland Co.	200	8,502
Campbell Soup Co.	88	4,120
Conagra Brands, Inc.	182	6,141
General Mills, Inc.	300	15,528
Hershey Co.	44	4,803
Hormel Foods Corp.	200	6,428
J.M. Smucker, Co.	41	4,302
Kellogg Co.	100	6,237
Kraft Heinz Co.	250	19,388
McCormick & Co., Inc.	49	5,029
Mondelez International, Inc., Class A	645	26,226
Tyson Foods, Inc., Class A	142	10,004

		116,708

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	759	40,500
Align Technology, Inc. (A)	30	5,588
Baxter International, Inc.	200	12,550
Becton Dickinson and Co.	108	21,163
Boston Scientific Corp. (A)	601	17,531
Cooper Cos., Inc.	18	4,268
CR Bard, Inc.	37	11,858
Danaher Corp.	256	21,960
DENTSPLY SIRONA, Inc.	100	5,981
Edwards Lifesciences Corp. (A)	100	10,931
Hologic, Inc. (A)	101	3,706
IDEXX Laboratories, Inc. (A)	28	4,354
Intuitive Surgical, Inc. (A)	16	16,734
Medtronic PLC	568	44,173
ResMed, Inc.	61	4,694
Stryker Corp.	134	19,031
Varian Medical Systems, Inc. (A)	52	5,203
Zimmer Biomet Holdings, Inc., Class A	100	11,709

		261,934

Health Care Providers & Services - 2.7%
Aetna, Inc.	145	23,056
AmerisourceBergen Corp., Class A	68	5,627
Anthem, Inc.	113	21,456
Cardinal Health, Inc.	104	6,960
Centene Corp. (A)	100	9,677
Cigna Corp.	110	20,563
DaVita, Inc. (A)	100	5,939
Express Scripts Holding Co. (A)	280	17,730
HCA Healthcare, Inc. (A)	126	10,028

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Henry Schein, Inc. (A)	134	$ 10,987
Humana, Inc., Class A	70	17,054
Laboratory Corp. of America Holdings (A)	43	6,492
McKesson Corp.	100	15,361
Quest Diagnostics, Inc.	43	4,026
UnitedHealth Group, Inc.	423	82,845
Universal Health Services, Inc., Class B	38	4,216

		262,017

Health Care Technology - 0.1%
Cerner Corp. (A)	138	9,842

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	200	12,914
Chipotle Mexican Grill, Inc., Class A (A)	6	1,847
Darden Restaurants, Inc.	51	4,018
Hilton Worldwide Holdings, Inc.	100	6,945
Marriott International, Inc., Class A	131	14,444
McDonald’s Corp.	355	55,621
MGM Resorts International	179	5,834
Royal Caribbean Cruises, Ltd., Class A	65	7,705
Starbucks Corp.	660	35,449
Wyndham Worldwide Corp.	45	4,743
Wynn Resorts, Ltd.	45	6,701
Yum! Brands, Inc.	145	10,674

		166,895

Household Durables - 0.4%
D.R. Horton, Inc.	124	4,951
Garmin, Ltd.	100	5,397
Leggett & Platt, Inc.	58	2,769
Lennar Corp., Class A	100	5,280
Mohawk Industries, Inc. (A)	21	5,198
Newell Brands, Inc.	200	8,534
PulteGroup, Inc.	116	3,170
Whirlpool Corp.	25	4,611

		39,910

Household Products - 1.7%
Church & Dwight Co., Inc.	100	4,845
Clorox Co.	52	6,859
Colgate-Palmolive Co.	415	30,233
Kimberly-Clark Corp.	190	22,359
Procter & Gamble Co.	1,107	100,715

		165,011

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	100	1,102
NRG Energy, Inc.	200	5,118

		6,220

Industrial Conglomerates - 2.1%
3M Co.	261	54,784
General Electric Co.	3,783	91,473
Honeywell International, Inc.	335	47,483
Roper Technologies, Inc.	55	13,387

		207,127

Insurance - 2.7%
Aflac, Inc.	200	16,278
Allstate Corp.	200	18,382
American International Group, Inc.	421	25,845
Aon PLC	100	14,610
Arthur J. Gallagher & Co.	79	4,862
Brighthouse Financial, Inc. (A)	32	1,946

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb, Ltd.	214	$ 30,506
Cincinnati Financial Corp.	100	7,657
Everest Re Group, Ltd.	18	4,111
Hartford Financial Services Group, Inc.	191	10,587
Lincoln National Corp.	100	7,348
Loews Corp.	100	4,786
Marsh & McLennan Cos., Inc.	200	16,762
MetLife, Inc.	466	24,209
Principal Financial Group, Inc.	100	6,434
Progressive Corp.	254	12,299
Prudential Financial, Inc.	207	22,008
Torchmark Corp.	45	3,604
Travelers Cos., Inc.	121	14,825
Unum Group	100	5,113
Willis Towers Watson PLC	50	7,711
XL Group, Ltd.	100	3,945

		263,828

Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (A)	177	170,159
Expedia, Inc.	49	7,053
Netflix, Inc. (A)	181	32,824
Priceline Group, Inc. (A)	22	40,278

		250,314

Internet Software & Services - 4.7%
Akamai Technologies, Inc. (A)	100	4,872
Alphabet, Inc., Class A (A)	130	126,584
Alphabet, Inc., Class C (A)	132	126,602
eBay, Inc. (A)	471	18,115
Facebook, Inc., Class A (A)	1,055	180,268
VeriSign, Inc. (A)	36	3,830

		460,271

IT Services - 3.8%
Accenture PLC, Class A	259	34,983
Alliance Data Systems Corp.	10	2,215
Automatic Data Processing, Inc.	192	20,989
Cognizant Technology Solutions Corp., Class A	268	19,441
DXC Technology Co.	100	8,588
Fidelity National Information Services, Inc.	139	12,981
Fiserv, Inc. (A)	110	14,186
Gartner, Inc. (A)	37	4,603
Global Payments, Inc.	64	6,082
International Business Machines Corp.	373	54,115
Mastercard, Inc., Class A	409	57,751
Paychex, Inc.	142	8,514
PayPal Holdings, Inc. (A)	461	29,518
Total System Services, Inc.	100	6,550
Visa, Inc., Class A	811	85,350
Western Union Co.	100	1,920

		367,786

Leisure Products - 0.0% (B)
Hasbro, Inc.	41	4,004

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	126	8,089
Illumina, Inc. (A)	64	12,749
Mettler-Toledo International, Inc. (A)	13	8,140
PerkinElmer, Inc.	46	3,173
Quintiles IMS Holdings, Inc. (A)	53	5,039

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	168	$ 31,785
Waters Corp. (A)	25	4,488

		73,463

Machinery - 1.7%
Caterpillar, Inc.	290	36,166
Cummins, Inc.	66	11,090
Deere & Co.	134	16,829
Dover Corp.	100	9,139
Flowserve Corp.	90	3,833
Fortive Corp.	100	7,079
Illinois Tool Works, Inc., Class A	135	19,975
Ingersoll-Rand PLC	100	8,917
PACCAR, Inc.	147	10,634
Parker-Hannifin Corp.	100	17,502
Pentair PLC	69	4,689
Snap-on, Inc.	42	6,258
Stanley Black & Decker, Inc.	72	10,870
Xylem, Inc.	100	6,263

		169,244

Media - 2.7%
CBS Corp., Class B	153	8,874
Charter Communications, Inc., Class A (A)	93	33,798
Comcast Corp., Class A	2,026	77,961
DISH Network Corp., Class A (A)	139	7,538
Interpublic Group of Cos., Inc.	103	2,141
News Corp., Class A	400	5,304
Omnicom Group, Inc.	100	7,407
Scripps Networks Interactive, Inc., Class A	40	3,436
Time Warner, Inc.	327	33,501
Twenty-First Century Fox, Inc., Class A	500	13,190
Twenty-First Century Fox, Inc., Class B	100	2,579
Viacom, Inc., Class B	73	2,032
Walt Disney Co.	674	66,436

		264,197

Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (A)	588	8,256
Newmont Mining Corp.	300	11,253
Nucor Corp.	127	7,117

		26,626

Multi-Utilities - 1.0%
Ameren Corp.	100	5,784
CenterPoint Energy, Inc.	172	5,024
CMS Energy Corp.	100	4,632
Consolidated Edison, Inc.	135	10,892
Dominion Energy, Inc.	305	23,464
DTE Energy Co.	70	7,515
NiSource, Inc., Class B	97	2,482
Public Service Enterprise Group, Inc.	200	9,250
SCANA Corp.	36	1,746
Sempra Energy	155	17,690
WEC Energy Group, Inc.	161	10,107

		98,586

Multiline Retail - 0.4%
Dollar General Corp.	100	8,105
Dollar Tree, Inc. (A)	100	8,682
Kohl’s Corp.	71	3,241
Macy’s, Inc.	128	2,793
Target Corp.	300	17,703

		40,524

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp., Class A	200	$ 9,770
Andeavor	61	6,292
Apache Corp.	154	7,053
Cabot Oil & Gas Corp.	202	5,404
Chevron Corp.	834	97,995
Cimarex Energy Co.	40	4,547
Concho Resources, Inc. (A)	62	8,167
ConocoPhillips	530	26,527
Devon Energy Corp., Class A	300	11,013
EOG Resources, Inc.	242	23,411
EQT Corp.	45	2,936
Exxon Mobil Corp.	1,846	151,335
Hess Corp.	108	5,064
Kinder Morgan, Inc.	886	16,993
Marathon Oil Corp.	500	6,780
Marathon Petroleum Corp.	200	11,216
Newfield Exploration Co. (A)	136	4,035
Noble Energy, Inc.	204	5,785
Occidental Petroleum Corp.	300	19,263
ONEOK, Inc.	159	8,810
Phillips 66	188	17,223
Pioneer Natural Resources Co.	71	10,475
Valero Energy Corp.	200	15,386
Williams Cos., Inc.	400	12,004

		487,484

Personal Products - 0.1%
Coty, Inc., Class A	100	1,653
Estee Lauder Cos., Inc., Class A	76	8,196

		9,849

Pharmaceuticals - 4.8%
Allergan PLC	155	31,767
Bristol-Myers Squibb Co.	738	47,040
Eli Lilly & Co.	409	34,986
Johnson & Johnson	1,195	155,362
Merck & Co., Inc.	1,198	76,708
Mylan NV (A)	264	8,282
Perrigo Co. PLC	63	5,333
Pfizer, Inc.	2,607	93,070
Zoetis, Inc., Class A	200	12,752

		465,300

Professional Services - 0.3%
Equifax, Inc.	46	4,875
IHS Markit, Ltd. (A)	159	7,009
Nielsen Holdings PLC	210	8,704
Robert Half International, Inc.	55	2,769
Verisk Analytics, Inc., Class A (A)	100	8,319

		31,676

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	123	4,659

Road & Rail - 0.9%
CSX Corp.	435	23,603
JB Hunt Transport Services, Inc.	36	3,999
Kansas City Southern	25	2,717
Norfolk Southern Corp.	139	18,381
Union Pacific Corp.	336	38,966

		87,666

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (A)	338	4,309

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc., Class A	164	$ 14,132
Applied Materials, Inc., Class A	500	26,045
Broadcom, Ltd.	182	44,142
Intel Corp.	2,084	79,359
KLA-Tencor Corp.	50	5,300
Lam Research Corp.	100	18,504
Microchip Technology, Inc.	100	8,978
Micron Technology, Inc. (A)	513	20,176
NVIDIA Corp.	269	48,089
Qorvo, Inc. (A)	100	7,068
QUALCOMM, Inc.	620	32,141
Skyworks Solutions, Inc.	73	7,439
Texas Instruments, Inc.	417	37,380
Xilinx, Inc.	137	9,704

		362,766

Software - 4.9%
Activision Blizzard, Inc.	300	19,353
Adobe Systems, Inc. (A)	206	30,731
ANSYS, Inc. (A)	37	4,541
Autodesk, Inc. (A)	111	12,461
CA, Inc.	134	4,473
Cadence Design Systems, Inc. (A)	200	7,894
Citrix Systems, Inc. (A)	56	4,302
Electronic Arts, Inc. (A)	129	15,230
Intuit, Inc.	100	14,214
Microsoft Corp.	3,419	254,681
Oracle Corp.	1,348	65,176
Red Hat, Inc. (A)	72	7,982
salesforce.com, Inc. (A)	300	28,026
Symantec Corp.	300	9,843
Synopsys, Inc. (A)	61	4,912

		483,819

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	31	3,075
AutoZone, Inc. (A)	14	8,332
Best Buy Co., Inc.	100	5,696
CarMax, Inc. (A)	100	7,581
Gap, Inc., Class A	96	2,835
Home Depot, Inc.	521	85,215
L Brands, Inc.	100	4,161
Lowe’s Cos., Inc.	396	31,656
O’Reilly Automotive, Inc. (A)	34	7,323
Ross Stores, Inc.	200	12,914
Tiffany & Co.	50	4,589
TJX Cos., Inc.	277	20,423
Tractor Supply Co.	100	6,329
Ulta Beauty, Inc. (A)	36	8,138

		208,267

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	2,289	352,781
Hewlett Packard Enterprise Co.	718	10,562
HP, Inc.	789	15,748
NetApp, Inc.	108	4,726
Seagate Technology PLC	59	1,957
Western Digital Corp.	147	12,701
Xerox Corp.	200	6,658

		405,133

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc., Class A	100	4,028
Hanesbrands, Inc.	200	4,928
Michael Kors Holdings, Ltd. (A)	106	5,072
NIKE, Inc., Class B	606	31,421

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	36	$ 4,538
Under Armour, Inc., Class A (A)	200	3,296
VF Corp.	143	9,091

		62,374

Tobacco - 1.3%
Altria Group, Inc.	838	53,146
Philip Morris International, Inc.	688	76,375

		129,521

Trading Companies & Distributors - 0.2%
Fastenal Co.	166	7,566
United Rentals, Inc. (A)	39	5,411

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc.	32	$ 5,752

		18,729

Water Utilities - 0.1%
American Water Works Co., Inc.	100	8,091

Total Common Stocks (Cost $9,233,526)		9,525,913

Total Investments (Cost $9,233,526)		9,525,913
Net Other Assets (Liabilities) - 2.6%		257,750

Net Assets - 100.0%		$ 9,783,663

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	2	12/15/2017	$ 249,254	$ 251,610	$ 2,356	$ —

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,525,913	$—	$—	$9,525,913

Total Investments	$9,525,913	$—	$—	$9,525,913

Other Financial Instruments
Futures Contracts (D)	$2,356	$—	$—	$2,356

Total Other Financial Instruments	$2,356	$—	$—	$2,356

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.7%
Boeing Co.	915	$ 232,602
General Dynamics Corp.	424	87,166

		319,768

Banks - 1.2%
M&T Bank Corp.	459	73,917
SVB Financial Group (A)	385	72,030

		145,947

Beverages - 1.3%
Monster Beverage Corp. (A)	2,814	155,473

Biotechnology - 3.0%
Biogen, Inc. (A)	316	98,946
Incyte Corp. (A)	644	75,181
Regeneron Pharmaceuticals, Inc., Class A (A)	219	97,919
TESARO, Inc. (A)	593	76,556

		348,602

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	1,351	90,828

Capital Markets - 1.7%
BlackRock, Inc., Class A	196	87,630
Intercontinental Exchange, Inc.	1,703	116,996

		204,626

Chemicals - 1.9%
PPG Industries, Inc.	1,385	150,494
Sherwin-Williams Co.	187	66,954

		217,448

Consumer Finance - 0.9%
Capital One Financial Corp.	1,282	108,534

Containers & Packaging - 1.0%
Crown Holdings, Inc. (A)	1,882	112,393

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	3,080	152,429

Electrical Equipment - 1.7%
AMETEK, Inc., Class A	1,683	111,145
Eaton Corp. PLC	1,104	84,776

		195,921

Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	214	14,124

Energy Equipment & Services - 0.3%
Baker Hughes a GE Co.	1,081	39,586

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,074	176,447
Walgreens Boots Alliance, Inc.	1,066	82,317

		258,764

Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	1,753	110,001

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc. (A)	2,537	$ 93,083
Medtronic PLC	1,264	98,301

		301,385

Health Care Providers & Services - 4.0%
Aetna, Inc.	789	125,459
HCA Healthcare, Inc. (A)	1,022	81,341
UnitedHealth Group, Inc.	1,354	265,181

		471,981

Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Holdings, Inc.	1,694	117,648
Starbucks Corp.	3,152	169,294

		286,942

Household Durables - 1.2%
Mohawk Industries, Inc. (A)	554	137,121

Household Products - 1.1%
Colgate-Palmolive Co.	1,724	125,593

Insurance - 1.0%
Allstate Corp.	1,245	114,428

Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (A)	431	414,342
Netflix, Inc. (A)	922	167,205
Priceline Group, Inc. (A)	119	217,867
Wayfair, Inc., Class A (A)	869	58,571

		857,985

Internet Software & Services - 13.1%
Alphabet, Inc., Class A (A)	496	482,965
Alphabet, Inc., Class C (A)	243	233,064
eBay, Inc. (A)	3,146	120,995
Facebook, Inc., Class A (A)	3,132	535,165
GoDaddy, Inc., Class A (A)	3,537	153,895

		1,526,084

IT Services - 5.2%
Global Payments, Inc.	1,398	132,852
Mastercard, Inc., Class A	2,487	351,164
PayPal Holdings, Inc. (A)	1,996	127,804

		611,820

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	930	175,956

Machinery - 3.5%
Illinois Tool Works, Inc., Class A	703	104,016
Middleby Corp. (A)	794	101,767
Nordson Corp.	826	97,881
Snap-on, Inc.	731	108,926

		412,590

Media - 2.5%
Comcast Corp., Class A	7,563	291,024

Multiline Retail - 1.2%
Dollar Tree, Inc. (A)	1,606	139,433

Personal Products - 1.3%
Estee Lauder Cos., Inc., Class A	1,421	153,241

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.8%
Allergan PLC	729	$ 149,409
Bristol-Myers Squibb Co.	2,742	174,775

		324,184

Professional Services - 1.2%
Equifax, Inc.	553	58,612
IHS Markit, Ltd. (A)	1,796	79,168

		137,780

Road & Rail - 0.9%
JB Hunt Transport Services, Inc.	944	104,859

Semiconductors & Semiconductor Equipment - 4.3%
Broadcom, Ltd.	667	161,774
Lam Research Corp.	679	125,642
NVIDIA Corp.	833	148,916
QUALCOMM, Inc.	1,324	68,636

		504,968

Software - 8.7%
Adobe Systems, Inc. (A)	1,261	188,116
Electronic Arts, Inc. (A)	1,117	131,873
Microsoft Corp.	4,015	299,077
salesforce.com, Inc. (A)	1,582	147,791
ServiceNow, Inc. (A)	1,031	121,173

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	1,182	$ 124,571

		1,012,601

Specialty Retail - 1.4%
TJX Cos., Inc.	2,146	158,225

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	4,761	733,765
NetApp, Inc.	3,352	146,684

		880,449

Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc., Class B	3,776	195,786
VF Corp.	1,994	126,758

		322,544

Tobacco - 1.7%
Altria Group, Inc.	3,072	194,826

Total Common Stocks (Cost $8,928,501)		11,610,462

Total Investments (Cost $8,928,501)		11,610,462
Net Other Assets (Liabilities) - 0.6%		68,989

Net Assets - 100.0%		$ 11,679,451

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,610,462	$—	$—	$11,610,462

Total Investments	$11,610,462	$—	$—	$11,610,462

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.7%
Boeing Co.	206,414	$ 52,472,503
General Dynamics Corp.	95,593	19,652,009

		72,124,512

Banks - 1.3%
M&T Bank Corp.	104,573	16,840,436
SVB Financial Group (A)	86,979	16,272,901

		33,113,337

Beverages - 1.3%
Monster Beverage Corp. (A)	635,005	35,084,026

Biotechnology - 3.0%
Biogen, Inc. (A)	71,300	22,325,456
Incyte Corp. (A)	145,303	16,962,672
Regeneron Pharmaceuticals, Inc., Class A (A)	49,373	22,075,656
TESARO, Inc. (A)	136,109	17,571,672

		78,935,456

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	304,906	20,498,830

Capital Markets - 1.8%
BlackRock, Inc., Class A	45,234	20,223,669
Intercontinental Exchange, Inc.	384,229	26,396,532

		46,620,201

Chemicals - 1.9%
PPG Industries, Inc.	312,506	33,956,902
Sherwin-Williams Co.	42,223	15,117,523

		49,074,425

Consumer Finance - 0.9%
Capital One Financial Corp.	289,396	24,500,265

Containers & Packaging - 1.0%
Crown Holdings, Inc. (A)	424,791	25,368,519

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	695,102	34,400,598

Electrical Equipment - 1.7%
AMETEK, Inc., Class A	379,753	25,078,888
Eaton Corp. PLC	249,200	19,136,068

		44,214,956

Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	58,706	3,874,596

Energy Equipment & Services - 0.3%
Baker Hughes a GE Co.	256,949	9,409,472

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	242,472	39,835,725
Walgreens Boots Alliance, Inc.	240,614	18,580,213

		58,415,938

Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	395,544	24,820,386

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc. (A)	571,466	$ 20,967,087
Medtronic PLC	285,371	22,193,303

		67,980,776

Health Care Providers & Services - 4.1%
Aetna, Inc.	177,956	28,296,784
HCA Healthcare, Inc. (A)	230,706	18,361,890
UnitedHealth Group, Inc.	305,553	59,842,555

		106,501,229

Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Holdings, Inc.	382,202	26,543,929
Starbucks Corp.	711,428	38,210,798

		64,754,727

Household Durables - 1.2%
Mohawk Industries, Inc. (A)	124,924	30,919,939

Household Products - 1.1%
Colgate-Palmolive Co.	389,042	28,341,710

Insurance - 1.0%
Allstate Corp.	280,923	25,819,633

Internet & Direct Marketing Retail - 7.4%
Amazon.com, Inc. (A)	97,197	93,440,336
Netflix, Inc. (A)	207,990	37,718,986
Priceline Group, Inc. (A)	26,797	49,060,484
Wayfair, Inc., Class A (A) (B)	196,224	13,225,498

		193,445,304

Internet Software & Services - 13.1%
Alphabet, Inc., Class A (A)	111,938	108,996,269
Alphabet, Inc., Class C (A)	54,890	52,645,548
eBay, Inc. (A)	710,049	27,308,485
Facebook, Inc., Class A (A)	705,757	120,592,699
GoDaddy, Inc., Class A (A)	798,126	34,726,462

		344,269,463

IT Services - 5.2%
Global Payments, Inc.	315,167	29,950,320
Mastercard, Inc., Class A	560,488	79,140,906
PayPal Holdings, Inc. (A)	450,547	28,848,524

		137,939,750

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	209,960	39,724,432

Machinery - 3.5%
Illinois Tool Works, Inc., Class A	158,730	23,485,691
Middleby Corp. (A)	179,194	22,967,295
Nordson Corp.	186,344	22,081,764
Snap-on, Inc.	165,007	24,587,693

		93,122,443

Media - 2.5%
Comcast Corp., Class A	1,706,735	65,675,163

Multiline Retail - 1.2%
Dollar Tree, Inc. (A)	362,498	31,472,076

Personal Products - 1.3%
Estee Lauder Cos., Inc., Class A	319,933	34,501,575

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.8%
Allergan PLC	164,613	$ 33,737,434
Bristol-Myers Squibb Co.	617,651	39,369,075

		73,106,509

Professional Services - 1.2%
Equifax, Inc.	124,786	13,226,068
IHS Markit, Ltd. (A)	405,227	17,862,406

		31,088,474

Road & Rail - 0.9%
JB Hunt Transport Services, Inc.	213,057	23,666,372

Semiconductors & Semiconductor Equipment - 4.2%
Broadcom, Ltd.	138,174	33,512,722
Lam Research Corp.	153,193	28,346,833
NVIDIA Corp.	188,061	33,619,665
QUALCOMM, Inc.	298,882	15,494,043

		110,973,263

Software - 8.7%
Adobe Systems, Inc. (A)	284,667	42,466,623
Electronic Arts, Inc. (A)	252,015	29,752,891
Microsoft Corp.	906,019	67,489,355
salesforce.com, Inc. (A)	357,037	33,354,397
ServiceNow, Inc. (A)	232,414	27,315,617
Workday, Inc., Class A (A)	265,192	27,948,585

		228,327,468

Specialty Retail - 1.4%
TJX Cos., Inc.	484,212	35,700,951

Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	1,072,519	165,296,628
NetApp, Inc.	755,335	33,053,460

		198,350,088

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc., Class B	852,087	$ 44,180,711
VF Corp.	449,927	28,601,859

		72,782,570

Tobacco - 1.7%
Altria Group, Inc.	693,357	43,972,701

Total Common Stocks (Cost $2,072,125,005)		2,618,071,747

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.00% (C)	2,185,631	2,185,631

Total Securities Lending Collateral (Cost $2,185,631)		2,185,631

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp. 0.12% (C), dated 09/29/2017, to be repurchased at $9,743,073 on 10/02/2017. Collateralized by a U.S. Government Obligation, 1.38%, due 06/30/2023, and with a value of $9,942,197.	$ 9,742,975	9,742,975

Total Repurchase Agreement (Cost $9,742,975)		9,742,975

Total Investments (Cost $2,084,053,611)		2,630,000,353
Net Other Assets (Liabilities) - (0.3)%		(6,915,910)

Net Assets - 100.0%		$ 2,623,084,443

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,618,071,747	$—	$—	$2,618,071,747
Securities Lending Collateral	2,185,631	—	—	2,185,631
Repurchase Agreement	—	9,742,975	—	9,742,975

Total Investments	$2,620,257,378	$9,742,975	$—	$2,630,000,353

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,142,713. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2017.
(D)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of TST and are listed below.

Portfolio	Portfolio
Transamerica AB Dynamic Allocation VP	Transamerica Legg Mason Dynamic Allocation – Growth VP
Transamerica Aegon Government Money Market VP	Transamerica Levin Large Cap Value VP (B)
Transamerica Aegon High Yield Bond VP	Transamerica Madison Balanced Allocation VP
Transamerica Aegon U.S. Government Securities VP	Transamerica Madison Conservative Allocation VP
Transamerica American Funds Managed Risk VP	Transamerica Madison Diversified Income VP
Transamerica Asset Allocation – Conservative VP	Transamerica Managed Risk – Balanced ETF VP
Transamerica Asset Allocation – Growth VP	Transamerica Managed Risk – Conservative ETF VP
Transamerica Asset Allocation – Moderate Growth VP	Transamerica Managed Risk – Growth ETF VP
Transamerica Asset Allocation – Moderate VP	Transamerica Market Participation Strategy VP
Transamerica Barrow Hanley Dividend Focused VP	Transamerica MFS International Equity VP
Transamerica BlackRock Equity Smart Beta 100 VP	Transamerica Morgan Stanley Capital Growth VP
Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Transamerica Multi-Managed Balanced VP
Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Transamerica Multi-Manager Alternative Strategies VP
Transamerica BlackRock Global Allocation VP	Transamerica PIMCO Tactical – Balanced VP
Transamerica BlackRock Smart Beta 50 VP	Transamerica PIMCO Tactical – Conservative VP
Transamerica BlackRock Smart Beta 75 VP	Transamerica PIMCO Tactical – Growth VP
Transamerica BlackRock Tactical Allocation VP	Transamerica PIMCO Total Return VP
Transamerica Clarion Global Real Estate Securities VP	Transamerica PineBridge Inflation Opportunities VP
Transamerica International Equity Index VP (A)	Transamerica ProFund UltraBear VP
Transamerica International Moderate Growth VP	Transamerica QS Investors Active Asset Allocation – Conservative VP
Transamerica Janus Balanced VP	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Transamerica Janus Mid-Cap Growth VP	Transamerica QS Investors Active Asset Allocation – Moderate VP
Transamerica Jennison Growth VP	Transamerica Small/Mid Cap Value VP
Transamerica JPMorgan Core Bond VP	Transamerica T. Rowe Price Small Cap VP
Transamerica JPMorgan Enhanced Index VP	Transamerica Torray Concentrated Growth VP
Transamerica JPMorgan Mid Cap Value VP	Transamerica TS&W International Equity VP
Transamerica JPMorgan Tactical Allocation VP	Transamerica U.S. Equity Index VP (A)
Transamerica Legg Mason Dynamic Allocation – Balanced VP	Transamerica WMC US Growth II VP
Transamerica WMC US Growth VP

(A)	Fund commenced operations on May 1, 2017.
(B)	Fund commenced operations on September 29, 2017. A Schedule of Investments is not included within this report due to there being no settled trade activity as of September 30, 2017.

Transamerica Clarion Global Real Estate Securities VP, Transamerica Market Participation Strategy VP, and Transamerica ProFund UltraBear VP are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios. TAM provides continuous and regular investment management services to the Portfolios. TAM supervises the Portfolios’ investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending

Transamerica Series Trust	Page 1	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

1. ORGANIZATION (continued)

changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolios combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Page 2	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments at September 30, 2017, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Investment companies are valued at the NAV of the underlying portfolios. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 3	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Aegon Government Money Market VP values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Contingent value rights (“CVR”): The Portfolios may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at September 30, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at September 30, 2017. Open secured loan participations and assignments at September 30, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at September 30, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Transamerica Series Trust	Page 5	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Restricted and illiquid securities held at September 30, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at September 30, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at September 30, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at September 30, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Transamerica Series Trust	Page 6	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2017, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolios may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolios. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolios exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended September 30, 2017, the Portfolios’ average borrowings are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Tactical – Balanced VP	$71,149,223	273	1.03%
Transamerica PIMCO Tactical – Conservative VP	34,213,756	226	0.29
Transamerica PIMCO Tactical – Growth VP	26,497,477	273	1.05
Transamerica PIMCO Total Return VP	77,597,876	273	0.93

Open reverse repurchase agreements at September 30, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolios’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolios’ portfolio turnover rates.

For the period ended September 30, 2017, the Portfolios’ average borrowings are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Tactical – Balanced VP	$35,954,730	260	0.95%
Transamerica PIMCO Tactical – Conservative VP	16,661,049	217	0.93
Transamerica PIMCO Tactical – Growth VP	11,105,472	224	0.95
Transamerica PIMCO Total Return VP	10,151,696	49	0.18

Open sale-buyback financing transactions at September 30, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Page 7	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2017.

Repurchase agreements at September 30, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica AB Dynamic Allocation VP
Securities Lending Transactions
Common Stocks	$3,663,286	$—	$—	$—	$3,663,286
Corporate Debt Securities	618,534	—	—	—	618,534

Total Securities Lending Transactions	$4,281,820	$—	$—	$—	$4,281,820

Total Borrowings	$4,281,820	$—	$—	$—	$4,281,820

Transamerica Aegon High Yield Bond VP
Securities Lending Transactions
Corporate Debt Securities	$33,949,395	$—	$—	$—	$33,949,395

Total Borrowings	$33,949,395	$—	$—	$—	$33,949,395

Transamerica Aegon U.S. Government Securities VP
Securities Lending Transactions
Corporate Debt Securities	$2,841,051	$—	$—	$—	$2,841,051
U.S. Government Agency Obligations	1,036,884	—	—	—	1,036,884
U.S. Government Obligations	1,806,737	—	—	—	1,806,737

Total Securities Lending Transactions	$5,684,672	$—	$—	$—	$5,684,672

Total Borrowings	$5,684,672	$—	$—	$—	$5,684,672

Transamerica BlackRock Global Allocation VP
Securities Lending Transactions
Common Stocks	$43,671,358	$—	$—	$—	$43,671,358
Corporate Debt Securities	3,243,463	—	—	—	3,243,463
Foreign Government Obligations	6,121,025	—	—	—	6,121,025
U.S. Government Obligations	120,542,314	—	—	—	120,542,314

Total Securities Lending Transactions	$173,578,160	$—	$—	$—	$173,578,160

Total Borrowings	$173,578,160	$—	$—	$—	$173,578,160

Transamerica Series Trust	Page 8	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica BlackRock Tactical Allocation VP
Securities Lending Transactions
Exchange-Traded Funds	$12,538,945	$—	$—	$—	$12,538,945

Total Borrowings	$12,538,945	$—	$—	$—	$12,538,945

Transamerica Clarion Global Real Estate Securities VP
Securities Lending Transactions
Common Stocks	$4,299,913	$—	$—	$—	$4,299,913

Total Borrowings	$4,299,913	$—	$—	$—	$4,299,913

Transamerica Janus Balanced VP
Securities Lending Transactions
Common Stocks	$2,268,377	$—	$—	$—	$2,268,377
Corporate Debt Securities	840,632	—	—	—	840,632
U.S. Government Obligations	5,831,466	—	—	—	5,831,466

Total Securities Lending Transactions	$8,940,475	$—	$—	$—	$8,940,475

Total Borrowings	$8,940,475	$—	$—	$—	$8,940,475

Transamerica Janus Mid-Cap Growth VP
Securities Lending Transactions
Common Stocks	$32,110,118	$—	$—	$—	$32,110,118

Total Borrowings	$32,110,118	$—	$—	$—	$32,110,118

Transamerica JPMorgan Core Bond VP
Securities Lending Transactions
Corporate Debt Securities	$2,034,507	$—	$—	$—	$2,034,507
U.S. Government Obligations	9,136,135	—	—	—	9,136,135

Total Securities Lending Transactions	$11,170,642	$—	$—	$—	$11,170,642

Total Borrowings	$11,170,642	$—	$—	$—	$11,170,642

Transamerica JPMorgan Enhanced Index VP
Securities Lending Transactions
Common Stocks	$2,196,186	$—	$—	$—	$2,196,186

Total Borrowings	$2,196,186	$—	$—	$—	$2,196,186

Transamerica JPMorgan Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$9,661,287	$—	$—	$—	$9,661,287

Total Borrowings	$9,661,287	$—	$—	$—	$9,661,287

Transamerica JPMorgan Tactical Allocation VP
Securities Lending Transactions
Corporate Debt Securities	$3,703,971	$—	$—	$—	$3,703,971
U.S. Government Obligations	14,483,776	—	—	—	14,483,776
Common Stocks	4,580,980	—	—	—	4,580,980

Total Securities Lending Transactions	$22,768,727	$—	$—	$—	$22,768,727

Total Borrowings	$22,768,727	$—	$—	$—	$22,768,727

Transamerica Legg Mason Dynamic Allocation – Balanced VP
Securities Lending Transactions
Exchange-Traded Funds	$10,256,175	$—	$—	$—	$10,256,175

Total Borrowings	$10,256,175	$—	$—	$—	$10,256,175

Transamerica Managed Risk – Balanced ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$68,249,125	$—	$—	$—	$68,249,125

Total Borrowings	$68,249,125	$—	$—	$—	$68,249,125

Transamerica Series Trust	Page 9	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Managed Risk – Conservative ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$5,002,750	$—	$—	$—	$5,002,750

Total Borrowings	$5,002,750	$—	$—	$—	$5,002,750

Transamerica Managed Risk – Growth ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$61,797,575	$—	$—	$—	$61,797,575

Total Borrowings	$61,797,575	$—	$—	$—	$61,797,575

Transamerica Market Participation Strategy VP
Securities Lending Transactions
Foreign Government Obligations	$3,670,020	$—	$—	$—	$3,670,020
U.S. Government Agency Obligations	10,538,995	—	—	—	10,538,995
U.S. Government Obligations	25,697,605	—	—	—	25,697,605

Total Securities Lending Transactions	$39,906,620	$—	$—	$—	$39,906,620

Total Borrowings	$39,906,620	$—	$—	$—	$39,906,620

Transamerica MFS International Equity VP
Securities Lending Transactions
Common Stocks	$8,171,021	$—	$—	$—	$8,171,021

Total Borrowings	$8,171,021	$—	$—	$—	$8,171,021

Transamerica Morgan Stanley Capital Growth VP
Securities Lending Transactions
Common Stocks	$16,636,576	$—	$—	$—	$16,636,576

Total Borrowings	$16,636,576	$—	$—	$—	$16,636,576

Transamerica Multi-Managed Balanced VP
Securities Lending Transactions
Common Stocks	$514,393	$—	$—	$—	$514,393
Preferred Stocks	88,036	—	—	—	88,036
Corporate Debt Securities	6,372,859	—	—	—	6,372,859
Foreign Government Obligations	2,060,010	—	—	—	2,060,010

Total Securities Lending Transactions	$9,035,298	$—	$—	$—	$9,035,298

Total Borrowings	$9,035,298	$—	$—	$—	$9,035,298

Transamerica PIMCO Tactical – Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$586,016	$—	$—	$—	$586,016
Foreign Government Obligations	614,653	—	—	—	614,653
U.S. Government Obligations	6,547,987	—	—	—	6,547,987

Total Securities Lending Transactions	$7,748,656	$—	$—	$—	$7,748,656

Reverse Repurchase Agreements
U.S. Government Obligations	$32,600,000	$131,854,745	$—	$—	$164,454,745
Cash	1,504,255	—	—	—	1,504,255

Total	$34,104,255	$131,854,745	$—	$—	$165,959,000

Sale Buy-back Transactions
U.S. Government Obligations	$—	$42,209,314	$—	$—	$42,209,314

Total Borrowings	$41,852,911	$174,064,059	$—	$—	$215,916,970

Transamerica PIMCO Tactical – Conservative VP
Securities Lending Transactions
Corporate Debt Securities	$239,898	$—	$—	$—	$239,898
Foreign Government Obligations	306,986	—	—	—	306,986
U.S. Government Obligations	7,345,747	—	—	—	7,345,747

Total Securities Lending Transactions	$7,892,631	$—	$—	$—	$7,892,631

Transamerica Series Trust	Page 10	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Reverse Repurchase Agreements
U.S. Government Obligations	$17,300,000	$66,960,497	$—	$—	$84,260,497
Cash	—	520,159	—	—	520,159

Total Repurchase Agreements	$17,300,000	$67,480,656	$—	$—	$84,780,656

Sale Buy-back Transactions
U.S. Government Obligations	$—	$25,295,055	$—	$—	$25,295,055

Total Borrowings	$25,192,631	$92,775,711	$—	$—	$117,968,342

Transamerica PIMCO Tactical – Growth VP
Securities Lending Transactions
Corporate Debt Securities	$371,086	$—	$—	$—	$371,086
Foreign Government Obligations	204,714	—	—	—	204,714
U.S. Government Obligations	3,120,284	—	—	—	3,120,284

Total Securities Lending Transactions	$3,696,084	$—	$—	$—	$3,696,084

Reverse Repurchase Agreements
U.S. Government Obligations	$11,400,000	$49,890,538	$—	$—	$61,290,538
Cash	—	270,087	—	—	270,087

Total Reverse Repurchase Agreements	$11,400,000	$50,160,625	$—	$—	$61,560,625

Sale Buy-back Transactions
U.S. Government Obligations	$—	$14,167,347	$—	$—	$14,167,347

Total Borrowings	$15,096,084	$64,327,972	$—	$—	$79,424,056

Transamerica PIMCO Total Return VP
Securities Lending Transactions
Corporate Debt Securities	$16,453,867	$—	$—	$—	$16,453,867
U.S. Government Obligations	15,421,322	—	—	—	15,421,322

Total Securities Lending Transactions	$31,875,189	$—	$—	$—	$31,875,189

Reverse Repurchase Agreements
U.S. Government Obligations	$47,497,000	$115,060,991	$—	$—	$162,557,991
Cash	—	160,088	—	—	160,088

Total Reverse Repurchase Agreements	$47,497,000	$115,221,079	$—	$—	$162,718,079

Sale Buy-back Transactions
U.S. Government Obligations	$7,481,290	$58,657,249	$—	$—	$66,138,539

Total Borrowings	$86,853,479	$173,878,328	$—	$—	$260,731,807

Transamerica PineBridge Inflation Opportunities VP
Securities Lending Transactions
Corporate Debt Securities	$143,463	$—	$—	$—	$143,463

Total Borrowings	$143,463	$—	$—	$—	$143,463

Transamerica QS Investors Active Asset Allocation – Conservative VP
Securities Lending Transactions
Exchange-Traded Funds	$32,502,859	$—	$—	$—	$32,502,859

Total Borrowings	$32,502,859	$—	$—	$—	$32,502,859

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$74,517,126	$—	$—	$—	$74,517,126

Total Borrowings	$74,517,126	$—	$—	$—	$74,517,126

Transamerica QS Investors Active Asset Allocation – Moderate VP
Securities Lending Transactions
Exchange-Traded Funds	$252,971,048	$—	$—	$—	$252,971,048

Total Borrowings	$252,971,048	$—	$—	$—	$252,971,048

Transamerica Series Trust	Page 11	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Small/Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$31,532,708	$—	$—	$—	$31,532,708

Total Borrowings	$31,532,708	$—	$—	$—	$31,532,708

Transamerica T. Rowe Price Small Cap VP
Securities Lending Transactions
Common Stocks	$63,604,845	$—	$—	$—	$63,604,845

Total Borrowings	$63,604,845	$—	$—	$—	$63,604,845

Transamerica Torray Concentrated Growth VP
Securities Lending Transactions
Common Stocks	$5,345,891	$—	$—	$—	$5,345,891

Total Borrowings	$5,345,891	$—	$—	$—	$5,345,891

Transamerica TS&W International Equity VP
Securities Lending Transactions
Common Stocks	$7,839,033	$—	$—	$—	$7,839,033

Total Borrowings	$7,839,033	$—	$—	$—	$7,839,033

Transamerica WMC US Growth VP
Securities Lending Transactions
Common Stocks	$2,185,631	$—	$—	$—	$2,185,631

Total Borrowings	$2,185,631	$—	$—	$—	$2,185,631

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the

Transamerica Series Trust	Page 12	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolios may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolios the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolios may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolios the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate-capped options: The Portfolios may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolios the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolios from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

Open option contracts at September 30, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and LIBOR forward rate to calculate the daily settlement price. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Transamerica Series Trust	Page 13	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at September 30, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios , with the exception of Transamerica Aegon Government Money Market VP, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign

Transamerica Series Trust	Page 14	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at September 30, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended September 30, 2017, the Portfolios’ transactions in and earnings from investments in affiliates of TAM are as follows:

Transamerica Asset Allocation – Conservative VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$94,787,529	$67,113,196	$—		$—	$868,860	$162,769,585	16,309,578	$2,623,379	$—
Transamerica Developing Markets Equity	42,246,560	—	(8,741,646)		1,567,593	9,227,081	44,299,588	3,719,529	—	—
Transamerica Floating Rate	7,549,435	234,969	—		—	(15,624)	7,768,780	779,998	236,753	—
Transamerica High Yield Bond	89,451,372	7,616,212	(10,945,807)		(263,163)	2,498,047	88,356,661	9,359,816	3,832,579	—
Transamerica Intermediate Bond	354,353,758	6,286,038	(11,596,552)		89,433	6,639,994	355,772,671	34,845,511	6,286,038	—
Transamerica International Equity	82,953,196	—	(11,429,182)		(374,748)	14,082,598	85,231,864	4,407,025	—	—
Transamerica International Equity Opportunities	44,355,151	—	(7,975,491)		133,464	9,166,484	45,679,608	5,155,712	—	—
Transamerica International Small Cap Value	21,098,052	—	(4,936,003)		640,660	3,918,747	20,721,456	1,514,726	—	—
Transamerica Jennison Growth VP	31,948,560	3,420,620	(5,679,353)		706,338	4,158,117	34,554,282	3,434,819	2,157	3,418,463
Transamerica JPMorgan Core Bond VP	53,845,390	—	(55,120,897)		1,000,497	275,010	—	—	—	—
Transamerica JPMorgan Enhanced Index VP	142,253,248	3,697,925	(15,370,818)		1,790,158	13,413,975	145,784,488	7,156,823	1,383,166	2,314,759
Transamerica JPMorgan Mid Cap Value VP	23,575,009	5,266,672	(4,357,728)		702,238	(4,024,811)	21,161,380	1,311,927	181,269	5,085,403
Transamerica Large Cap Value	64,239,449	753,138	(5,080,024)		624,994	4,534,262	65,071,819	4,777,667	753,138	—
Transamerica Mid Cap Value Opportunities	23,588,329	—	(3,325,927)		455,644	692,908	21,410,954	1,778,318	—	—
Transamerica PIMCO Total Return VP	234,206,571	2,364,759	(7,840,317)		(470,592)	9,507,311	237,767,732	20,568,143	—	2,364,759
Transamerica T. Rowe Price Small Cap VP	31,156,645	1,771,575	(5,492,480)		627,261	2,101,835	30,164,836	2,050,635	—	1,771,575
Transamerica Unconstrained Bond	21,114,649	470,040	—		—	621,396	22,206,085	2,181,344	472,828	—
Transamerica WMC US Growth VP	33,189,114	930,374	(5,340,432)		253,897	4,768,128	33,801,081	1,248,194	139,719	790,654

Total	$1,395,912,017	$99,925,518	$(163,232,657)		$7,483,674	$82,434,318	$1,422,522,870	120,599,765	$15,911,026	$15,745,613

Transamerica Asset Allocation – Growth VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Clarion Global Real Estate Securities VP	$54,148,356	$1,357,536	$(36,288,419)		$(2,741,868)	$3,329,720	$19,805,325	1,576,857	$1,357,536	$—
Transamerica Developing Markets Equity	76,972,101	1,495,347	(8,386,020)		1,754,396	18,840,441	90,676,265	7,613,456	—	—
Transamerica High Yield Bond	26,937,299	1,197,947	(0	)(A)	(4)	677,865	28,813,107	3,052,236	1,206,766	—
Transamerica International Equity	108,254,860	—	(5,424,300)		(331,902)	19,128,569	121,627,227	6,288,895	—	—
Transamerica International Equity Opportunities	90,949,093	2,518,740	(11,499,622)		213,016	19,773,886	101,955,113	11,507,349	—	—
Transamerica International Small Cap Value	27,570,317	—	(2,246,037)		130,838	6,198,170	31,653,288	2,313,837	—	—
Transamerica Janus Mid-Cap Growth VP	20,530,323	103,262	(10,833,564)		1,605,453	1,394,629	12,800,103	420,641	14,126	89,136
Transamerica Jennison Growth VP	75,565,589	8,995,489	(4,866,856)		2,318,836	8,857,226	90,870,284	9,032,831	5,672	8,989,817
Transamerica JPMorgan Enhanced Index VP	89,731,399	17,451,647	(11,660,843)		1,216,224	8,694,498	105,432,925	5,175,892	833,759	1,395,314
Transamerica JPMorgan Mid Cap Value VP	16,703,590	1,899,350	(9,338,216)		2,247,223	(3,090,932)	8,421,015	522,072	65,372	1,833,978
Transamerica Large Cap Value	141,314,480	7,417,072	—		—	11,926,766	160,658,318	11,795,765	1,765,513	—
Transamerica Mid Cap Growth	10,616,930	—	(2,424,756)		461,774	967,123	9,621,071	679,934	—	—
Transamerica Mid Cap Value Opportunities	16,638,917	—	—		—	781,306	17,420,223	1,446,862	—	—
Transamerica Small Cap Value	19,215,563	—	—		—	1,302,750	20,518,313	1,714,145	—	—

Transamerica Series Trust	Page 15	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation – Growth VP (continued)	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Small Company Growth Liquidating Trust	$1,909	$—	$—		$—	$1	$1,910	3,075	$—	$—
Transamerica T. Rowe Price Small Cap VP	28,498,987	1,778,022	(2,400,534)		532,519	1,865,627	30,274,621	2,058,098	—	1,778,023
Transamerica Unconstrained Bond	—	28,458,332	(0	)(A)	(1)	167,391	28,625,722	2,811,957	447,286	—
Transamerica WMC US Growth VP	74,526,642	2,402,495	(1,680,882)		79,313	11,956,682	87,284,250	3,223,200	360,796	2,041,699

Total	$878,176,355	$75,075,239	$(107,050,049)		$7,485,817	$112,771,718	$966,459,080	71,237,102	$6,056,826	$16,127,967

Transamerica Asset Allocation – Moderate Growth VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Clarion Global Real Estate Securities VP	$192,366,362	$5,447,693	$(97,678,415)		$(1,697,129)	$4,556,939	$102,995,450	8,200,275	$5,447,694	$—
Transamerica Core Bond	154,369,145	9,788,547	—		—	1,706,324	165,864,016	16,619,641	3,373,387	—
Transamerica Developing Markets Equity	225,466,025	—	(31,656,339)		1,223,366	59,043,248	254,076,300	21,333,023	—	—
Transamerica Floating Rate	164,768,748	15,400,723	—		—	(371,570)	179,797,901	18,051,998	5,308,208	—
Transamerica Global Allocation Liquidating Trust	422,564	—	—		—	(13,865)	408,699	70,452	—	—
Transamerica High Yield Bond	249,517,271	21,558,212	—		—	6,235,190	277,310,673	29,376,131	11,280,849	—
Transamerica Intermediate Bond	293,949,592	28,367,624	(8,167,596)		103,387	5,583,930	319,836,937	31,325,851	5,397,014	—
Transamerica International Equity	455,837,345	—	(26,541,441)		4,031,665	74,939,891	508,267,460	26,280,634	—	—
Transamerica International Equity Opportunities	331,664,998	—	(28,609,601)		1,396,335	71,442,254	375,893,986	42,425,958	—	—
Transamerica International Small Cap Value	116,167,111	—	(11,241,560)		2,681,812	23,895,163	131,502,526	9,612,758	—	—
Transamerica Janus Mid-Cap Growth VP	78,289,485	687,322	(8,330,941)		2,334,334	13,840,835	86,821,035	2,853,139	94,021	593,300
Transamerica Jennison Growth VP	221,720,580	26,085,769	(29,470,150)		12,093,802	20,585,817	251,015,818	24,951,871	16,447	26,069,321
Transamerica JPMorgan Enhanced Index VP	707,642,919	67,149,891	(14,301,482)		1,598,832	77,115,202	839,205,362	41,198,103	7,349,815	12,300,076
Transamerica JPMorgan Mid Cap Value VP	75,467,501	26,153,135	—		—	(11,917,802)	89,702,834	5,561,242	635,249	17,821,612
Transamerica Large Cap Value	455,535,380	5,500,627	—		—	37,448,562	498,484,569	36,599,454	5,500,627	—
Transamerica Mid Cap Growth	72,468,015	—	—		—	10,160,704	82,628,719	5,839,485	—	—
Transamerica Mid Cap Value Opportunities	75,447,807	—	—		—	3,542,766	78,990,573	6,560,679	—	—
Transamerica PIMCO Total Return VP	270,512,992	15,696,492	—		—	10,547,881	296,757,365	25,671,052	—	2,882,745
Transamerica Small Cap Value	74,743,805	—	—		—	5,067,377	79,811,182	6,667,601	—	—
Transamerica Small Company Growth Liquidating Trust	10,084	—	—		—	5	10,089	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	124,645,076	7,683,238	(12,596,716)		3,686,232	7,405,662	130,823,492	8,893,507	—	7,683,238
Transamerica Unconstrained Bond	73,144,404	1,628,294	(0	)(A)	(2)	2,152,609	76,925,305	7,556,513	1,637,947	—
Transamerica WMC US Growth VP	224,410,933	7,088,106	(17,677,252)		1,345,235	34,538,316	249,705,338	9,221,024	1,064,463	6,023,643

Total	$4,638,568,142	$238,235,673	$(286,271,493)		$28,797,869	$457,505,438	$5,076,835,629	384,886,635	$47,105,721	$73,373,935

Transamerica Asset Allocation – Moderate VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$357,477,259	$58,485,631	$—		$—	$3,843,960	$419,806,850	42,064,815	$8,141,289	$—
Transamerica Developing Markets Equity	228,753,851	—	(34,381,787)		(7,644)	60,631,273	254,995,693	21,410,218	—	—
Transamerica Floating Rate	108,404,303	3,373,988	(0	)(A)	(9)	(224,350)	111,553,932	11,200,194	3,399,604	—
Transamerica Global Allocation Liquidating Trust	220,289	—	—		—	(7,228)	213,061	36,728	—	—
Transamerica High Yield Bond	363,528,809	15,765,246	(28,594,974)		(869,875)	9,996,522	359,825,728	38,117,132	15,875,383	—
Transamerica Intermediate Bond	914,643,810	26,230,666	(13,999,677)		368,054	17,165,297	944,408,150	92,498,350	16,414,877	—
Transamerica International Equity	433,479,154	—	(41,876,618)		(1,240,165)	74,890,916	465,253,287	24,056,530	—	—
Transamerica International Equity Opportunities	300,457,393	—	(40,603,472)		3,849,751	61,028,111	324,731,783	36,651,443	—	—
Transamerica International Small Cap Value	110,281,942	—	(14,422,305)		3,108,033	21,934,688	120,902,358	8,837,892	—	—

Transamerica Series Trust	Page 16	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation – Moderate VP (continued)	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Janus Mid-Cap Growth VP	$93,131,138	$708,868	$(14,253,087)		$3,498,955	$15,049,003	$98,134,877	3,224,938	$96,969	$611,899
Transamerica Jennison Growth VP	235,589,072	27,101,525	(43,968,074)		18,748,809	15,389,346	252,860,678	25,135,256	17,088	27,084,437
Transamerica JPMorgan Core Bond VP	28,832,108	—	(29,527,127)		547,563	147,456	—	—	—	—
Transamerica JPMorgan Enhanced Index VP	708,817,110	19,143,768	(49,723,339)		5,459,747	71,721,959	755,419,245	37,084,892	7,160,506	11,983,262
Transamerica JPMorgan Mid Cap Value VP	63,690,051	15,576,486	—		—	(10,206,184)	69,060,353	4,281,485	536,112	15,040,374
Transamerica Large Cap Value	469,153,773	5,665,070	—		—	38,568,101	513,386,944	37,693,608	5,665,070	—
Transamerica Mid Cap Growth	66,169,141	—	(13,790,355)		1,715,560	7,561,983	61,656,329	4,357,338	—	—
Transamerica Mid Cap Value Opportunities	96,003,062	—	(9,251,930)		1,616,621	3,005,195	91,372,948	7,589,115	—	—
Transamerica PIMCO Total Return VP	656,290,760	6,686,736	(9,303,587)		(270,166)	25,666,994	679,070,737	58,743,143	—	6,686,736
Transamerica Small Cap Value	57,184,545	—	—		—	3,876,918	61,061,463	5,101,208	—	—
Transamerica Small Company Growth Liquidating Trust	3,700	—	—		—	1	3,701	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	126,601,529	8,004,879	(19,101,373)		1,625,357	8,870,945	126,001,337	8,565,693	—	8,004,879
Transamerica Unconstrained Bond	92,909,792	2,068,299	(0	)(A)	(2)	2,734,295	97,712,384	9,598,466	2,080,560	—
Transamerica WMC US Growth VP	240,237,972	7,141,765	(25,861,644)		1,818,216	36,128,745	259,465,054	9,581,427	1,072,521	6,069,244

Total	$5,751,860,563	$195,952,927	$(388,659,349)		$39,968,805	$467,773,946	$6,066,896,892	485,835,830	$60,459,979	$75,480,831

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$161,707,259	$15,996,578	$—		$—	$14,166,313	$191,870,150	20,855,451	$3,798,766	$—

Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$167,603,196	$16,862,445	$(7,033,505)		$(1,027,672)	$14,895,348	$191,299,812	20,793,458	$3,714,719	$—

Transamerica BlackRock Tactical Allocation VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$121,459,558	$2,028,351	$(43,170,000)		$14,310,963	$(7,303,660)	$87,325,212	3,581,838	$2,028,351	$—
Transamerica Blackrock Global Allocation VP	101,359,863	2,237,568	—		—	8,645,629	112,243,060	12,200,333	2,237,567	—
Transamerica Global Allocation Liquidating Trust	477,675	—	—		—	(15,674)	462,001	79,640	—	—
Transamerica Jennison Growth VP	71,425,855	9,011,021	—		—	10,590,307	91,027,183	9,048,428	5,682	9,005,339
Transamerica JPMorgan Core Bond VP	400,110,482	8,009,163	(140,000,000)		449,118	4,281,468	272,850,231	21,184,024	8,009,162	—
Transamerica JPMorgan Enhanced Index VP	186,408,534	5,276,670	(6,500,000)		1,977,975	18,325,760	205,488,939	10,087,822	1,973,678	3,302,993
Transamerica JPMorgan Mid Cap Value VP	49,215,784	12,036,557	—		—	(7,886,716)	53,365,625	3,308,470	414,275	11,622,282
Transamerica MFS International Equity VP	79,194,551	1,220,540	—		—	16,491,410	96,906,501	10,168,573	1,220,540	—
Transamerica PIMCO Total Return VP	369,813,486	3,767,911	(25,000,000)		(1,246,927)	15,587,402	362,921,872	31,394,626	—	3,767,911
Transamerica Short-Term Bond	64,068,566	168,006,150	(13,074,540)		74,290	182,301	219,256,767	21,838,323	1,633,323	—
Transamerica WMC US Growth VP	54,842,888	1,805,578	—		—	8,949,395	65,597,861	2,422,373	271,155	1,534,424

Total	$1,498,377,242	$213,399,509	$(227,744,540)		$15,565,419	$67,847,622	$1,567,445,252	125,314,450	$17,793,733	$29,232,949

Transamerica International Moderate Growth VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$16,179,461	$2,785,650	$—		$—	$173,562	$19,138,673	1,917,703	$369,750	$—
Transamerica Developing Markets Equity	17,707,076	—	(1,061,312)		259,627	4,563,525	21,468,916	1,802,596	—	—
Transamerica High Yield Bond	59,509,072	4,892,899	(1,424,538)		(62,143)	1,543,853	64,459,143	6,828,299	2,639,963	—

Transamerica Series Trust	Page 17	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica International Moderate Growth VP (continued)	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Intermediate Bond	$46,161,691	$4,820,744	$—	$—	$886,275	$51,868,710	5,080,187	$853,085	$—
Transamerica International Equity	173,548,868	—	(7,738,824)	1,315,310	28,388,268	195,513,622	10,109,288	—	—
Transamerica International Equity Opportunities	181,204,949	—	(14,000,132)	(1,063,718)	40,117,658	206,258,757	23,279,769	—	—
Transamerica International Small Cap Value	45,272,523	—	(1,937,850)	(103,754)	10,224,912	53,455,831	3,907,590	—	—
Transamerica Jennison Growth VP	22,103,428	2,631,706	(1,354,816)	(73,462)	3,278,012	26,584,868	2,642,631	1,659	2,630,047
Transamerica Large Cap Value	23,502,412	270,090	(1,165,528)	86,536	1,782,898	24,476,408	1,797,093	270,090	—
Transamerica PIMCO Total Return VP	31,726,376	2,201,800	—	—	1,239,579	35,167,755	3,042,193	—	341,625
Transamerica Unconstrained Bond	10,171,904	226,441	—	—	299,354	10,697,699	1,050,855	227,783	—

Total	$627,087,760	$17,829,330	$(28,683,000)	$358,396	$92,497,896	$709,090,382	61,458,204	$4,362,330	$2,971,672

Transamerica Madison Balanced Allocation VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$2,624,469	$540,197	$(2,101,088)	$4,389	$68,990	$1,136,957	119,428	$40,197	$—
Transamerica Core Bond	12,677,200	9,264,333	(3,134,989)	(28,342)	240,757	19,018,959	1,905,707	363,800	—
Transamerica Dividend Focused	4,274,035	2,687,365	(1,205,979)	(51,117)	431,757	6,136,061	535,901	82,366	—
Transamerica International Equity	—	5,375,000	—	—	279,118	5,654,118	292,354	—	—
Transamerica JPMorgan Enhanced Index VP	7,806,730	1,763,717	(8,010,238)	1,370,939	(698,254)	2,232,894	109,617	23,832	39,884
Transamerica Large Cap Value	—	1,367,706	—	—	10,927	1,378,633	101,221	2,706	—
Transamerica Mid Cap Value Opportunities	3,714,354	475,000	(2,744,584)	198,775	(12,011)	1,631,534	135,509	—	—
Transamerica Short-Term Bond	10,776,945	3,673,621	(4,658,438)	46,529	16,150	9,854,807	981,554	188,587	—
Transamerica Small/Mid Cap Value VP	6,701,246	2,895,055	(2,907,690)	242,284	(140,844)	6,790,051	333,336	333,885	82,116
Transamerica WMC US Growth VP	—	7,466,357	(2,310,672)	130,198	266,342	5,552,225	205,030	26,485	149,872

Total	$48,574,979	$35,508,351	$(27,073,678)	$1,913,655	$462,932	$59,386,239	4,719,657	$1,061,858	$271,872

Transamerica Madison Conservative Allocation VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$4,054,493	$723,237	$(1,300,763)	$76,570	$69,842	$3,623,379	380,607	$98,236	$—
Transamerica Core Bond	12,483,920	4,619,473	(2,630,500)	(44,990)	216,682	14,644,585	1,467,393	294,473	—
Transamerica Dividend Focused	2,299,738	1,211,318	(945,628)	(29,892)	215,906	2,751,442	240,301	34,684	—
Transamerica International Equity	—	1,775,000	—	—	102,751	1,877,751	97,092	—	—
Transamerica JPMorgan Enhanced Index VP	2,715,484	913,821	(2,828,607)	392,747	(139,027)	1,054,418	51,763	14,520	24,301
Transamerica Large Cap Value	—	350,000	—	—	2,068	352,068	25,849	—	—
Transamerica Mid Cap Value Opportunities	1,100,208	300,000	(1,279,169)	85,872	(25,723)	181,188	15,049	—	—
Transamerica Short-Term Bond	10,087,747	2,662,004	(1,589,604)	(8,233)	75,738	11,227,652	1,118,292	193,396	—
Transamerica Small/Mid Cap Value VP	2,448,497	1,461,173	(1,645,445)	123,924	(48,330)	2,339,819	114,866	73,058	17,968
Transamerica WMC US Growth VP	—	2,825,358	(1,394,054)	74,024	31,839	1,537,167	56,764	8,351	47,254

Total	$35,190,087	$16,841,384	$(13,613,770)	$670,022	$501,746	$39,589,469	3,567,976	$716,718	$89,523

Transamerica Managed Risk – Balanced ETF VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017	Shares as of September 30, 2017	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$—	$63,610,443	$—	$—	$2,231,526	$65,841,969	1,291,019	$109,028	$—
DeltaShares® S&P 500 Managed Risk ETF	—	205,100,002	—	—	3,784,000	208,884,002	4,096,568	495,811	—
DeltaShares® S&P 600 Managed Risk ETF	—	27,503,333	—	—	1,930,048	29,433,381	563,534	33,169	—
DeltaShares® S&P International Managed Risk ETF	—	123,663,784	—	—	3,361,072	127,024,856	2,469,379	208,401	—

Total	$—	$419,877,562	$—	$—	$11,306,646	$431,184,208	8,420,500	$846,409	$—

Transamerica Series Trust	Page 18	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

7. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Managed Risk – Conservative ETF VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017		Shares as of September 30, 2017		Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$—	$6,100,994	$—	$—	$214,030	$6,315,024		123,824		$10,457	$—
DeltaShares® S&P 500 Managed Risk ETF	—	19,900,002	—	—	367,146	20,267,148		397,473		48,106	—
DeltaShares® S&P 600 Managed Risk ETF	—	2,700,338	—	—	189,496	2,889,834		55,329		3,257	—
DeltaShares® S&P International Managed Risk ETF	—	10,300,028	—	—	279,945	10,579,973		205,676		17,358	—

Total	$—	$39,001,362	$—	$—	$1,050,617	$40,051,979		782,302		$79,178	$—

Transamerica Managed Risk – Growth ETF VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017		Shares as of September 30, 2017		Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$—	$49,608,172	$—	$—	$1,740,311	$51,348,483		1,006,833		$85,028	$—
DeltaShares® S&P 500 Managed Risk ETF	—	161,099,986	—	—	2,972,220	164,072,206		3,217,733		389,445	—
DeltaShares® S&P 600 Managed Risk ETF	—	21,502,599	—	—	1,508,946	23,011,545		440,581		25,932	—
DeltaShares® S&P International Managed Risk ETF	—	93,436,410	—	—	2,539,519	95,975,929		1,865,784		157,461	—

Total	$—	$325,647,167	$—	$—	$8,760,996	$334,408,163		6,530,931		$657,866	$—

Transamerica Multi-Manager Alternative Strategies VP	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2017		Shares as of September 30, 2017		Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$981	$—	$—	$—	$1	$982		101		$—	$—
Transamerica Core Bond	—	42,270	(10,000)	100	161	32,531		3,260		270	—
Transamerica Developing Markets Equity	109,037	73,088	(176,000)	16,211	11,136	33,472		2,810		—	—
Transamerica Emerging Markets Debt	121,327	141,801	(139,305)	12,290	(5,716)	130,397		11,865		1,801	—
Transamerica Emerging Markets Equity	—	39,000	(6,000)	232	2,875	36,107		3,343		—	—
Transamerica Event Driven	228,988	74,648	(83,450)	785	8,935	229,906		22,386		—	—
Transamerica Floating Rate	—	170,527	(170,139)	(388)	—	—	(B)	—	(B)	2,843	—
Transamerica Global Long/Short Equity	38,298	13,944	(55,436)	2,595	599	—	(B)	—	(B)	—	—
Transamerica Global Multifactor Macro	400,746	126,060	(240,147)	(17,722)	6,323	275,260		30,584		—	—
Transamerica Global Real Estate Securities	103,252	32,295	(71,667)	(1,937)	6,974	68,917		4,898		170	—
Transamerica High Yield Bond	213,843	127,828	(221,532)	10,255	(7,011)	123,383		13,070		2,975	—
Transamerica Inflation Opportunities	—	198,417	—	—	2,188	200,605		19,981		417	—
Transamerica Long/Short Strategy	166,635	91,154	(61,000)	(26,651)	42,918	213,056		32,135		—	—
Transamerica Managed Futures Strategy	131,272	130,384	(41,071)	(11,716)	(277)	208,592		27,628		—	—
Transamerica MLP & Energy Income	—	57,699	(5,000)	140	342	53,181		6,916		699	—
Transamerica Short-Term Bond	197,461	63,047	(261,286)	665	113	—	(B)	—	(B)	2,598	—
Transamerica Unconstrained Bond	181,018	191,795	(12,000)	164	6,155	367,132		36,064		5,595	—

Total	$1,892,858	$1,573,957	$(1,554,033)	$(14,977)	$75,716	$1,973,521		215,041		$17,368	$—

(A)	Rounds to less than $(0).
(B)	No longer held at period end.

8. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Transamerica Series Trust	Page 19	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

8. RISK FACTORS (continued)

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so there is a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Money market risk: A change in interest rates or a decline in the market value of a Government Money Market investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in Government Money Market, or its yield, to decline. While Government Money Market seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which Government Money Market invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not Government Money Market invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of Government Money Market’s investments may be negatively affected.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolios’ financial statements.

Transamerica Series Trust	Page 20	September 30, 2017 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 24, 2017